SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.0%

Communication Services — 6.6%
Alphabet Inc, Cl A *	19,271	$20,867
AT&T Inc	485,868	16,281
Charter Communications Inc, Cl A *	4,971	1,965
Comcast Corp, Cl A	56,563	2,392
DISH Network Corp, Cl A *	73,243	2,813
Facebook Inc, Cl A *	171,127	33,028
IAC/InterActiveCorp *	1,992	433
Live Nation Entertainment Inc *	51,814	3,433
Madison Square Garden Co/The *	12,178	3,409
Match Group Inc *(A)	8,301	558
Netflix Inc *	12,970	4,764
Omnicom Group Inc	254,009	20,816
Pinterest Inc, Cl A *(A)	78,888	2,147
TEGNA Inc	177,946	2,696
TripAdvisor Inc *	15,558	720
Twitter Inc *	79,637	2,779
Verizon Communications Inc	441,373	25,216
Viacom Inc, Cl B	78,463	2,344
Walt Disney Co/The	69,202	9,663

		156,324

Consumer Discretionary — 10.5%
Alibaba Group Holding Ltd ADR *	45,711	7,746
Amazon.com Inc, Cl A *	27,972	52,969
Aptiv PLC	54,057	4,369
Best Buy Co Inc	43,112	3,006
Booking Holdings Inc *	4,467	8,374
BorgWarner Inc	28,785	1,208
Brinker International Inc	43,929	1,729
CarMax Inc *	64,553	5,605
Dick’s Sporting Goods Inc	54,230	1,878
Dillard’s Inc, Cl A (A)	17,881	1,114
Dollar General Corp	142,657	19,282
Dollar Tree Inc *	31,200	3,351
DR Horton Inc	83,212	3,589
eBay Inc	52,967	2,092
Foot Locker Inc, Cl A	64,995	2,725
Ford Motor Co	215,383	2,203
Garmin Ltd	5,820	464
General Motors Co	331,071	12,756
Goodyear Tire & Rubber Co/The	109,735	1,679
Harley-Davidson Inc, Cl A	53,538	1,918
Home Depot Inc/The	18,209	3,787
Honda Motor Co Ltd ADR	245,417	6,342
Kohl’s Corp	73,406	3,490
Lear Corp	27,328	3,806
Lowe’s Cos Inc	139,789	14,106
Lululemon Athletica Inc *	22,335	4,025
Macy’s Inc	51,046	1,095
Magna International Inc, Cl A	108,712	5,403
McDonald’s Corp	16,859	3,501

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mohawk Industries Inc *	31,316	$4,618
Norwegian Cruise Line Holdings Ltd *	46,495	2,494
O’Reilly Automotive Inc *	28,552	10,545
PulteGroup Inc	217,967	6,892
Ross Stores Inc	192,997	19,130
Royal Caribbean Cruises Ltd	49,105	5,952
Target Corp, Cl A	50,332	4,359
Vail Resorts Inc	13,325	2,974
Whirlpool Corp	25,640	3,650
Wyndham Destinations Inc	23,491	1,031
Yum China Holdings Inc	53,715	2,482

		247,739

Consumer Staples — 6.5%
Altria Group Inc	182,864	8,659
Archer-Daniels-Midland Co	118,904	4,851
Clorox Co/The	3,047	467
Conagra Brands Inc	344,979	9,149
Estee Lauder Cos Inc/The, Cl A	13,020	2,384
Ingredion Inc	47,359	3,907
JM Smucker Co/The	155,925	17,961
Kellogg Co	244,747	13,111
Kroger Co/The	753,779	16,365
Molson Coors Brewing Co, Cl B	150,730	8,441
PepsiCo Inc	92,609	12,144
Philip Morris International Inc	246,979	19,395
Pilgrim’s Pride Corp *	105,209	2,671
Procter & Gamble Co/The	16,621	1,823
Sysco Corp, Cl A	6,001	424
Tyson Foods Inc, Cl A	122,646	9,902
Unilever NV	257,120	15,612
Walgreens Boots Alliance Inc	127,810	6,987

		154,253

Energy — 6.2%
BP PLC ADR	306,769	12,792
Cabot Oil & Gas Corp	30,884	709
Canadian Natural Resources Ltd	304,979	8,225
Carrizo Oil & Gas Inc *	115,706	1,159
Chevron Corp	287,839	35,819
ConocoPhillips	157,650	9,617
Diamondback Energy Inc, Cl A	76,148	8,298
Exxon Mobil Corp	75,515	5,787
Halliburton Co	105,670	2,403
Laredo Petroleum Inc *	322,581	935
Marathon Petroleum Corp	351,461	19,640
Occidental Petroleum Corp	201,733	10,143
Phillips 66	43,615	4,080
Royal Dutch Shell PLC ADR, Cl A	175,362	11,411
Royal Dutch Shell PLC ADR, Cl B	15,686	1,031
Schlumberger Ltd, Cl A	201,728	8,017

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valero Energy Corp	72,321	$6,191

		146,257

Financials — 17.1%
Aflac Inc	348,811	19,118
Allstate Corp/The	63,016	6,408
American International Group Inc	147,076	7,836
Ameriprise Financial Inc	38,551	5,596
Annaly Capital Management Inc ‡	636,730	5,813
Banco Santander SA ADR (A)	535,887	2,454
Bank of America Corp	981,805	28,472
Bank of New York Mellon Corp/The	40,826	1,803
BB&T Corp	60,224	2,959
Berkshire Hathaway Inc, Cl B *	126,314	26,926
Blackstone Group LP/The (A)(B)	122,057	5,422
Capital One Financial Corp	61,434	5,575
CIT Group Inc	132,056	6,938
Citigroup Inc	417,722	29,253
Discover Financial Services	53,937	4,185
E*TRADE Financial Corp	72,599	3,238
Everest Re Group Ltd	16,641	4,113
Fifth Third Bancorp	365,348	10,193
First Republic Bank/CA	118,119	11,534
Goldman Sachs Group Inc/The	4,844	991
Hartford Financial Services Group Inc/The	42,704	2,379
Intercontinental Exchange Inc	66,161	5,686
JPMorgan Chase & Co	310,167	34,677
KeyCorp	155,139	2,754
KKR & Co Inc	164,733	4,163
LendingTree Inc *	2,535	1,065
Lincoln National Corp	89,065	5,740
Markel Corp *	17,107	18,640
Marsh & McLennan Cos Inc	141,076	14,072
MetLife Inc	62,379	3,098
MFA Financial Inc ‡	143,982	1,034
Moody’s Corp	66,966	13,079
Morgan Stanley	91,778	4,021
PNC Financial Services Group Inc/The	15,930	2,187
Progressive Corp/The	151,158	12,082
Prudential Financial Inc	38,952	3,934
Radian Group Inc	122,321	2,795
Regions Financial Corp	350,441	5,236
Reinsurance Group of America Inc, Cl A	24,960	3,895
S&P Global Inc	46,292	10,545
SLM Corp	335,704	3,263
Starwood Property Trust Inc ‡	50,735	1,153
State Street Corp	223,426	12,525
SunTrust Banks Inc	107,702	6,769
Two Harbors Investment Corp ‡	149,707	1,897
Unum Group	44,371	1,489
US Bancorp	250,567	13,130
Voya Financial Inc	90,831	5,023

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wells Fargo & Co	206,827	$9,787
Zions Bancorp NA	153,205	7,044

		401,989

Health Care — 15.9%
Abbott Laboratories	424,218	35,677
AbbVie Inc	57,474	4,180
ABIOMED Inc *	11,825	3,080
Allergan PLC	23,004	3,852
Alnylam Pharmaceuticals Inc *	18,705	1,357
AmerisourceBergen Corp, Cl A	164,408	14,017
Amgen Inc, Cl A	116,321	21,436
AstraZeneca PLC ADR	49,416	2,040
Baxter International Inc	6,108	500
Biogen Inc *	28,909	6,761
Boston Scientific Corp *	184,068	7,911
Bristol-Myers Squibb Co	73,582	3,337
Cardinal Health Inc	59,805	2,817
Cigna Corp	87,458	13,779
CVS Health Corp	301,392	16,423
Danaher Corp, Cl A	58,415	8,349
DexCom Inc *	8,502	1,274
Eli Lilly & Co	9,576	1,061
Gilead Sciences Inc	94,467	6,382
HCA Healthcare Inc	43,190	5,838
Horizon Therapeutics PLC *	91,285	2,196
Humana Inc	55,343	14,682
Illumina Inc *	11,567	4,258
Jazz Pharmaceuticals PLC *	36,897	5,260
Johnson & Johnson	283,564	39,495
Medtronic PLC	11,219	1,093
Merck & Co Inc	381,160	31,960
Mettler-Toledo International Inc *	16,412	13,786
Mylan NV *	56,768	1,081
Pfizer Inc	454,515	19,690
Sarepta Therapeutics Inc *(A)	13,439	2,042
Teleflex Inc	50,543	16,737
Thermo Fisher Scientific Inc	13,294	3,904
UnitedHealth Group Inc	128,827	31,435
Veeva Systems Inc, Cl A *	10,517	1,705
Vertex Pharmaceuticals Inc *	42,621	7,816
WellCare Health Plans Inc *	3,229	920
Zimmer Biomet Holdings Inc	139,516	16,427

		374,558

Industrials — 10.3%
3M Co	41,027	7,112
AerCap Holdings NV *	69,739	3,627
AGCO Corp	65,945	5,115
Allison Transmission Holdings Inc	126,970	5,885
American Airlines Group Inc	197,324	6,435
Arconic Inc	110,521	2,854

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boeing Co/The	29,018	$10,563
Caterpillar Inc, Cl A	7,967	1,086
Cintas Corp	39,214	9,305
Cummins Inc	63,418	10,866
Delta Air Lines Inc, Cl A	75,801	4,302
Eaton Corp PLC	45,501	3,789
Emerson Electric Co	149,726	9,990
Expeditors International of Washington Inc	6,273	476
FedEx Corp	31,561	5,182
Fortive Corp	124,149	10,121
General Dynamics Corp	19,876	3,614
Harris Corp	22,171	4,193
Honeywell International Inc	211,601	36,943
Huntington Ingalls Industries Inc, Cl A	18,827	4,231
Illinois Tool Works Inc	93,532	14,106
ManpowerGroup Inc	45,126	4,359
Raytheon Co	11,237	1,954
Roper Technologies Inc	47,516	17,403
Sensata Technologies Holding PLC *	236,844	11,605
Spirit AeroSystems Holdings Inc, Cl A	41,152	3,348
TransDigm Group Inc *	23,901	11,563
Union Pacific Corp	22,734	3,845
United Airlines Holdings Inc *	87,721	7,680
United Technologies Corp	47,353	6,165
WW Grainger Inc	51,934	13,930

		241,647

Information Technology — 18.0%
Adobe Inc *	95,296	28,079
Analog Devices Inc	58,045	6,552
Apple Inc	132,259	26,177
Applied Materials Inc	126,797	5,694
Automatic Data Processing Inc	59,218	9,791
Avalara Inc *	40,131	2,897
Broadcom Inc	16,160	4,652
Cadence Design Systems Inc *	37,354	2,645
Cisco Systems Inc	169,159	9,258
Citrix Systems Inc	4,660	457
Corning Inc, Cl B	159,303	5,294
Dell Technologies Inc, Cl C *	29,556	1,501
DXC Technology Co	54,415	3,001
Endava PLC ADR *	31,007	1,248
Fidelity National Information Services Inc, Cl B	101,660	12,472
Global Payments Inc	82,437	13,201
Hewlett Packard Enterprise Co	376,685	5,631
HP Inc	275,801	5,734
Intel Corp	264,567	12,665
International Business Machines Corp	43,503	5,999
Intuit Inc	89,330	23,345
IPG Photonics Corp *	26,151	4,034
Lam Research Corp	50,964	9,573

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marvell Technology Group Ltd	161,679	$3,859
Microchip Technology Inc (A)	235,577	20,425
Micron Technology Inc *	70,849	2,734
Microsoft Corp	380,331	50,949
Motorola Solutions Inc	81,058	13,515
NetApp Inc	30,446	1,879
NVIDIA Corp	26,203	4,303
NXP Semiconductors NV	13,233	1,292
ON Semiconductor Corp *	135,982	2,748
Oracle Corp, Cl B	273,202	15,564
PayPal Holdings Inc *	93,441	10,695
QUALCOMM Inc	130,690	9,942
salesforce.com *	142,209	21,577
Seagate Technology PLC	77,003	3,628
Skyworks Solutions Inc	34,456	2,662
Taiwan Semiconductor Manufacturing Co Ltd ADR	22,482	881
Tech Data Corp *	48,241	5,046
Ubiquiti Networks Inc	7,819	1,028
VeriSign Inc *	10,250	2,144
Visa Inc, Cl A	173,069	30,036
Vishay Intertechnology Inc	103,407	1,708
Worldpay Inc, Cl A *	63,646	7,800
Xerox Corp	168,341	5,961
Xilinx Inc	28,421	3,351

		423,627

Materials — 2.9%
Air Products & Chemicals Inc	8,026	1,817
Cabot Corp	21,482	1,025
Celanese Corp, Cl A	11,334	1,222
Corteva Inc	189,613	5,607
Crown Holdings Inc *	60,155	3,675
Domtar Corp	41,040	1,827
Dow Inc	106,406	5,247
DuPont de Nemours Inc	119,312	8,957
Eastman Chemical Co	54,698	4,257
Ecolab Inc	54,891	10,838
Freeport-McMoRan Inc, Cl B	79,771	926
Huntsman Corp	126,618	2,588
International Paper Co	21,612	936
Linde PLC	38,554	7,742
LyondellBasell Industries NV, Cl A	18,029	1,553
Newmont Goldcorp Corp	77,654	2,987
Owens-Illinois Inc	55,338	956
Packaging Corp of America	5,001	477
Sherwin-Williams Co/The, Cl A	7,291	3,341
Steel Dynamics Inc	26,579	803
Vulcan Materials Co	7,005	962
Westrock Co	13,858	505

		68,248

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 3.2%
American Tower Corp, Cl A ‡	132,361	$27,061
Crown Castle International Corp ‡	130,808	17,051
Gaming and Leisure Properties Inc ‡	94,459	3,682
Hospitality Properties Trust	81,476	2,037
Host Hotels & Resorts Inc ‡	270,955	4,937
Mid-America Apartment Communities Inc ‡	90,651	10,675
Omega Healthcare Investors Inc ‡	81,674	3,001
Senior Housing Properties Trust ‡	175,773	1,454
VEREIT Inc ‡	664,493	5,987

		75,885

Utilities — 1.8%
Entergy Corp	62,115	6,393
Exelon Corp	108,817	5,217
FirstEnergy Corp	194,061	8,308
NextEra Energy Inc	62,276	12,758
Public Service Enterprise Group Inc	169,623	9,977

		42,653

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $1,845,868) ($ Thousands)		$2,333,180

AFFILIATED PARTNERSHIP — 1.3%
SEI Liquidity Fund, L.P.
2.400% **†(C)	31,262,157	31,271

Total Affiliated Partnership (Cost $31,260) ($ Thousands)		31,271

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
2.140%**†	22,793,183	22,793

Total Cash Equivalent (Cost $22,793) ($ Thousands)		22,793

Total Investments in Securities — 101.3% (Cost $1,899,921) ($ Thousands)		$2,387,244

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	59	Sep-2019	$8,570	$8,685	$115
S&P Mid Cap 400 Index E-MINI	3	Sep-2019	571	585	14

			$9,141	$9,270	$129

Percentages are based on Net Assets of $2,356,710 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2019.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $30,790 ($ Thousands).

(B)	Security is a Master Limited Partnership. At June 30, 2019, such securities amounted to $5,422 ($ Thousands), or 0.2% of the net assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2019 was $31,271 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of June 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,333,180	$–	$–	$2,333,180
Affiliated Partnership	–	31,271	–	31,271
Cash Equivalent	22,793	–	–	22,793

Total Investments in Securities	$2,355,973	$31,271	$–	$2,387,244

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$129	$–	$–	$129

Total Other Financial Instruments	$129	$–	$–	$129

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Fund (Continued)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$52,638	$187,906	$(209,301)	$24	$4	$31,271	31,262,157	$96	$—
SEI Daily Income Trust, Government Fund, Cl F	57,680	403,343	(438,230)	—	—	22,793	22,793,183	743	—

Totals	$110,318	$591,249	$(647,531)	$24	$4	$54,064	54,055,340	$839	$—

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Communication Services — 6.6%
AT&T Inc	1,019,052	$34,148
BCE Inc	219,735	9,994
Comcast Corp, Cl A	197,067	8,332
DISH Network Corp, Cl A *	22,888	879
Facebook Inc, Cl A *	30,765	5,938
Fox Corp	7,170	263
News Corp, Cl A	22,380	302
Omnicom Group Inc	18,044	1,479
TEGNA Inc	124,309	1,883
Telephone & Data Systems Inc	109,491	3,329
United States Cellular Corp *	48,626	2,172
Verizon Communications Inc	247,794	14,156
Viacom Inc, Cl B	79,775	2,383
Walt Disney Co/The	25,387	3,545
Zynga Inc, Cl A *	52,222	320

		89,123

Consumer Discretionary — 7.0%
AutoZone Inc *	265	291
Best Buy Co Inc	73,919	5,154
BorgWarner Inc	35,125	1,475
Brinker International Inc (A)	12,302	484
Carnival Corp	39,846	1,855
Columbia Sportswear Co	26,415	2,646
Dick’s Sporting Goods Inc	29,143	1,009
Dillard’s Inc, Cl A (A)	12,443	775
DR Horton Inc	95,269	4,109
eBay Inc	48,983	1,935
Foot Locker Inc, Cl A	91,345	3,829
Ford Motor Co	157,740	1,614
GameStop Corp, Cl A (A)	17,836	98
Gap Inc/The	53,064	954
General Motors Co	307,466	11,847
Genuine Parts Co	109,513	11,343
Goodyear Tire & Rubber Co/The	113,426	1,735
Graham Holdings Co, Cl B	394	272
Harley-Davidson Inc, Cl A	25,543	915
Kohl’s Corp	80,028	3,805
Lear Corp	24,338	3,390
Macy’s Inc	71,346	1,531
Magna International Inc, Cl A	77,171	3,835
Mohawk Industries Inc *	20,342	3,000
Norwegian Cruise Line Holdings Ltd *	45,401	2,435
PulteGroup Inc	142,279	4,499
Ralph Lauren Corp, Cl A	27,084	3,076
Royal Caribbean Cruises Ltd	7,866	953
Skechers U.S.A. Inc, Cl A *	125,893	3,964
Starbucks Corp	3,137	263
Target Corp, Cl A	105,907	9,173
Whirlpool Corp	12,733	1,813

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wyndham Destinations Inc	18,506	$812

		94,889

Consumer Staples — 8.2%
Altria Group Inc	124,849	5,912
Archer-Daniels-Midland Co	75,616	3,085
Diageo PLC ADR	61,169	10,541
Ingredion Inc	37,745	3,114
JM Smucker Co/The	24,352	2,805
Kimberly-Clark Corp	88,522	11,798
Kroger Co/The	253,036	5,493
Molson Coors Brewing Co, Cl B	82,940	4,645
Nu Skin Enterprises Inc, Cl A	5,238	258
Philip Morris International Inc	219,993	17,276
Pilgrim’s Pride Corp *	54,440	1,382
Procter & Gamble Co/The	43,562	4,777
Tyson Foods Inc, Cl A	108,378	8,750
Unilever NV	140,802	8,549
Walgreens Boots Alliance Inc	178,672	9,768
Walmart Inc	125,558	13,873

		112,026

Energy — 9.7%
Anadarko Petroleum Corp, Cl A	4,279	302
BP PLC ADR	151,476	6,317
Canadian Natural Resources Ltd	232,592	6,273
Carrizo Oil & Gas Inc *	58,378	585
Chevron Corp	231,752	28,839
ConocoPhillips	364,918	22,260
Diamondback Energy Inc, Cl A	6,673	727
Exxon Mobil Corp	310,235	23,773
Halliburton Co	70,489	1,603
HollyFrontier Corp	62,620	2,898
Laredo Petroleum Inc *	69,375	201
Marathon Oil Corp	16,781	239
Marathon Petroleum Corp	90,527	5,059
PBF Energy Inc, Cl A	10,971	343
Phillips 66	86,808	8,120
Pioneer Natural Resources Co	4,098	631
Royal Dutch Shell PLC ADR, Cl A	152,483	9,922
Schlumberger Ltd, Cl A	126,608	5,031
Valero Energy Corp	108,110	9,255

		132,378

Financials — 20.9%
Aflac Inc	150,885	8,270
AGNC Investment Corp ‡	14,913	251
Allstate Corp/The	78,965	8,030
Ally Financial Inc	8,650	268
Ameriprise Financial Inc	23,966	3,479
Annaly Capital Management Inc ‡	457,988	4,181
Arthur J Gallagher & Co	3,311	290

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Assured Guaranty Ltd	31,907	$1,343
Athene Holding Ltd, Cl A *	7,120	307
Banco Santander SA ADR	536,092	2,455
Bank of America Corp	581,027	16,850
Bank of New York Mellon Corp/The	33,642	1,485
BB&T Corp	26,657	1,310
Berkshire Hathaway Inc, Cl B *	82,490	17,584
Blackstone Group LP/The (B)	102,461	4,551
Capital One Financial Corp	66,993	6,079
Chubb Ltd	73,483	10,823
CIT Group Inc	28,604	1,503
Citigroup Inc	323,897	22,683
Citizens Financial Group Inc	7,594	269
Discover Financial Services	45,825	3,556
E*TRADE Financial Corp	49,657	2,215
Erie Indemnity Co, Cl A	7,137	1,815
Everest Re Group Ltd	20,651	5,105
Fidelity National Financial Inc	64,504	2,600
Fifth Third Bancorp	196,391	5,479
First American Financial Corp	5,189	279
Franklin Resources Inc	7,708	268
Goldman Sachs Group Inc/The	7,255	1,484
Hartford Financial Services Group Inc/The	32,534	1,813
HSBC Holdings PLC ADR (A)	159,040	6,638
JPMorgan Chase & Co	376,678	42,113
KeyCorp	115,584	2,052
KKR & Co Inc	142,104	3,591
Lincoln National Corp	32,614	2,102
MetLife Inc	55,848	2,774
MFA Financial Inc ‡	47,975	344
Morgan Stanley	34,473	1,510
New York Community Bancorp Inc	27,578	275
Old Republic International Corp	12,663	283
PNC Financial Services Group Inc/The	31,354	4,304
Popular Inc	47,100	2,555
Principal Financial Group Inc, Cl A	4,720	273
Prudential Financial Inc	54,813	5,536
Radian Group Inc	40,417	924
Regions Financial Corp	211,042	3,153
Reinsurance Group of America Inc, Cl A	29,273	4,568
SLM Corp	138,198	1,343
Starwood Property Trust Inc ‡	95,177	2,162
State Street Corp	17,348	973
SunTrust Banks Inc	234,504	14,739
Synchrony Financial	178,378	6,184
T Rowe Price Group Inc	14,442	1,584
TCF Financial Corp	13,377	278
Travelers Cos Inc/The	93,629	13,999
Two Harbors Investment Corp ‡	91,335	1,157
Unum Group	87,057	2,921
Voya Financial Inc	67,476	3,731
Wells Fargo & Co	311,030	14,718

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zions Bancorp NA	21,451	$986

		284,395

Health Care — 14.3%
Abbott Laboratories	22,873	1,924
AbbVie Inc	41,325	3,005
Agilent Technologies Inc	6,747	504
AmerisourceBergen Corp, Cl A	3,048	260
Amgen Inc, Cl A	23,681	4,364
Anthem Inc	15,091	4,259
AstraZeneca ADR	22,177	916
Baxter International Inc	10,769	882
Biogen Inc *	15,356	3,591
Bristol-Myers Squibb Co	176,482	8,003
Bruker Corp	21,999	1,099
Cardinal Health Inc	33,166	1,562
Cigna Corp	14,185	2,235
CVS Health Corp	78,357	4,270
Eli Lilly & Co	104,912	11,623
Gilead Sciences Inc	78,772	5,322
HCA Healthcare Inc	57,376	7,756
Horizon Therapeutics *	88,843	2,138
Humana Inc	14,403	3,821
Jazz Pharmaceuticals PLC *	22,814	3,252
Johnson & Johnson	229,920	32,023
McKesson Corp	16,700	2,244
Medtronic PLC	38,016	3,702
Merck & Co Inc	333,753	27,985
Molina Healthcare Inc *	30,858	4,417
Mylan *	97,898	1,864
Novartis AG ADR	109,770	10,023
Pfizer Inc	865,889	37,510
Premier Inc, Cl A *	6,902	270
Varian Medical Systems Inc *	9,460	1,288
Waters Corp *	1,984	427
Zimmer Biomet Holdings Inc	19,774	2,328

		194,867

Industrials — 7.6%
3M Co	40,786	7,070
AerCap Holdings NV *	68,292	3,552
AGCO Corp	37,676	2,923
Allison Transmission Holdings Inc	27,016	1,252
American Airlines Group Inc	137,840	4,495
Boeing Co/The	15,100	5,497
Caterpillar Inc, Cl A	18,677	2,545
Clean Harbors Inc *	3,876	276
Cummins Inc	22,613	3,874
Delta Air Lines Inc, Cl A	90,139	5,115
Eaton Corp PLC	11,560	963
FedEx Corp	11,227	1,843
GrafTech International Ltd	104,847	1,206

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HD Supply Holdings Inc *	6,035	$243
Honeywell International Inc	1,528	267
Huntington Ingalls Industries Inc, Cl A	9,609	2,160
Ingersoll-Rand PLC	15,337	1,943
Johnson Controls International plc	242,079	10,000
L3 Technologies Inc	4,933	1,209
Landstar System Inc	2,456	265
Lockheed Martin Corp	4,158	1,512
ManpowerGroup Inc	51,495	4,974
Norfolk Southern Corp	8,383	1,671
nVent Electric PLC	56,245	1,394
Oshkosh Corp	12,534	1,046
PACCAR Inc	6,263	449
Raytheon Co	55,319	9,619
Resideo Technologies Inc *	47,454	1,040
Siemens AG ADR	149,452	8,916
Southwest Airlines Co, Cl A	70,172	3,563
Spirit AeroSystems Holdings Inc, Cl A	36,890	3,002
Teledyne Technologies Inc *	1,123	308
United Continental Holdings Inc *	41,153	3,603
United Technologies Corp	15,631	2,035
Waste Management Inc	23,373	2,697
WESCO International Inc *	4,998	253

		102,780

Information Technology — 11.3%
Akamai Technologies Inc *	17,095	1,370
Applied Materials Inc	47,118	2,116
Autodesk Inc, Cl A *	1,495	244
Broadcom Inc	1,914	551
Cisco Systems Inc	517,319	28,313
Cognizant Technology Solutions Corp, Cl A	31,064	1,969
Corning Inc, Cl B	386,238	12,835
Dell Technologies Inc, Cl C *	9,856	501
DXC Technology Co	36,480	2,012
Euronet Worldwide Inc *	27,946	4,702
Hewlett Packard Enterprise Co	163,962	2,451
HP Inc	440,337	9,155
Intel Corp	563,342	26,967
International Business Machines Corp	41,024	5,657
IPG Photonics Corp *	15,582	2,404
Jabil Inc	8,714	275
Juniper Networks Inc	101,500	2,703
Keysight Technologies Inc *	44,989	4,040
Lam Research Corp	11,870	2,230
Marvell Technology Group Ltd	78,578	1,876
Micron Technology Inc *	125,922	4,859
Microsoft Corp	119,350	15,988
NVIDIA Corp	15,481	2,542
ON Semiconductor Corp *	45,784	925
Oracle Corp, Cl B	74,118	4,223
QUALCOMM Inc	41,506	3,157

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seagate Technology PLC	29,578	$1,394
Skyworks Solutions Inc	20,654	1,596
Symantec Corp, Cl A	11,792	257
Tech Data Corp *	14,228	1,488
Vishay Intertechnology Inc	41,121	679
Worldpay Inc, Cl A *	6,195	759
Xerox Corp	94,500	3,346

		153,584

Materials — 4.1%
Cabot Corp	24,552	1,171
Celanese Corp, Cl A	26,197	2,824
Corteva	86,075	2,545
Crown Holdings Inc *	68,051	4,158
Domtar Corp	25,252	1,124
Dow	86,076	4,244
DuPont de Nemours	86,075	6,462
Eastman Chemical Co	71,917	5,597
Freeport-McMoRan Inc, Cl B	148,905	1,729
Huntsman Corp	142,957	2,922
International Paper Co	43,552	1,887
LyondellBasell Industries, Cl A	64,376	5,545
Newmont Mining Corp	75,706	2,912
Nucor Corp	4,719	260
Owens-Illinois Inc	59,035	1,020
Packaging Corp of America	21,180	2,019
Reliance Steel & Aluminum Co	42,072	3,981
Steel Dynamics Inc	143,440	4,332
Westrock Co	37,363	1,363

		56,095

Real Estate — 3.3%
Apartment Investment & Management Co, Cl A ‡	5,172	259
Brixmor Property Group Inc ‡	54,720	978
Camden Property Trust ‡	2,746	287
Gaming and Leisure Properties Inc ‡	6,921	270
HCP Inc ‡	284,637	9,103
Hospitality Properties Trust ‡	84,305	2,108
Host Hotels & Resorts Inc ‡	167,334	3,049
Howard Hughes Corp/The *	7,500	929
Jones Lang LaSalle Inc	1,902	268
Medical Properties Trust Inc ‡	286,392	4,995
Omega Healthcare Investors Inc ‡	33,721	1,239
Outfront Media Inc ‡	18,657	481
Realogy Holdings Corp (A)	36,122	261
Retail Properties of America Inc, Cl A ‡	111,265	1,308
Senior Housing Properties Trust ‡	128,523	1,063
Ventas Inc ‡	4,240	290
VEREIT Inc ‡	278,716	2,511

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Welltower Inc ‡	195,155	$15,911

		45,310

Utilities — 4.6%
AES Corp	237,088	3,973
Ameren Corp	4,419	332
American Electric Power Co Inc	20,843	1,834
CenterPoint Energy Inc	109,383	3,132
Consolidated Edison Inc	61,257	5,371
DTE Energy Co	17,883	2,287
Edison International	36,971	2,492
Entergy Corp	34,108	3,511
Exelon Corp	248,451	11,911
FirstEnergy Corp	79,435	3,400
NextEra Energy Inc	91,339	18,712
NRG Energy Inc	36,894	1,296
Public Service Enterprise Group Inc	4,680	275
Vistra Energy Corp	165,021	3,736

		62,262

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $1,083,195) ($ Thousands)		$1,327,709

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
2.400% **† (C)	5,734,624	5,736

Total Affiliated Partnership (Cost $5,734) ($ Thousands)		5,736

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
2.140%**†	31,630,374	31,630

Total Cash Equivalent (Cost $31,630) ($ Thousands)		31,630

Total Investments in Securities —100.3% (Cost $1,120,559) ($ Thousands)		$1,365,075

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	88	Sep-2019	$12,746	$12,955	$209
S&P Mid Cap 400 Index E-MINI	37	Sep-2019	7,048	7,215	167

			$19,794	$20,170	$376

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Value Fund (Continued)

Percentages are based on Net Assets of $1,360,435 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Certain securities or partial positions of certain securities are on loan at July 31, 2019. The total market value of securities on loan at July 31, 2019 was $6,322 ($Thousands).

(B)	Security is a Master Limited Partnership. At June 30, 2019, such securities amounted to $4,551 ($ Thousands), or 0.3% of the net assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2019 was $5,736 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,327,709	$–	$–	$1,327,709
Affiliated Partnership	–	5,736	–	5,736
Cash Equivalent	31,630	–	–	31,630

Total Investments in Securities	$1,359,339	$5,736	$–	$1,365,075

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$376	$–	$–	$376

Total Other Financial Instruments	$376	$–	$–	$376

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$10,516	$140,380	$(145,164)	$ 3	$ 1	$ 5,736	5,734,624	$ 75	$—
SEI Daily Income Trust, Government Fund, Cl F	42,653	136,696	(147,719)	—	—	31,630	31,630,374	529	—

Totals	$53,169	$277,076	$(292,883)	$ 3	$ 1	$37,366	37,364,998	$604	$—

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.0%

Communication Services — 9.9%
Alphabet Inc, CI A *	37,392	$40,488
Alphabet Inc, CI C *	10,824	11,700
Charter Communications Inc, CI A *	7,496	2,962
Comcast Corp, Cl A	132,184	5,589
Facebook Inc, CI A *	228,356	44,073
IAC/lnterActiveCorp *	5,149	1,120
Live Nation Entertainment Inc *	80,740	5,349
Madison Square Garden Co/The *	13,274	3,716
Match Group Inc	4,951	333
Netflix Inc *	24,960	9,168
Pinterest Inc, Cl A *(A)	164,658	4,482
Telephone & Data Systems Inc	14,899	453
T-Mobile US Inc *	102,440	7,595
Tribune Media Co, CI A	7,080	327
TripAdvisor Inc *	4,996	231
Twitter Inc *	95,046	3,317
Walt Disney Co/The	60,909	8,506

		149,409

Consumer Discretionary — 16.0%
Alibaba Group Holding Ltd ADR *	83,097	14,081
Amazon.com Inc, CI A *	45,136	85,471
Aptiv PLC	80,011	6,467
AutoZone Inc *	22,155	24,359
Darden Restaurants Inc	2,532	308
Dollar Tree Inc *	39,144	4,204
H&R Block Inc	11,779	345
Hilton Worldwide Holdings Inc	51,735	5,057
Home Depot Inc/The	24,496	5,094
Lowe’s Cos Inc	94,899	9,576
Lululemon Athletica Inc *	63,993	11,532
McDonald’s Corp	23,388	4,857
NIKE Inc, CI B	142,381	11,953
Ross Stores Inc	12,334	1,223
Royal Caribbean Cruises Ltd	38,001	4,606
Starbucks Corp	70,862	5,940
Tiffany & Co	69,425	6,501
TJX Cos Inc/The	290,030	15,337
Tractor Supply Co	74,956	8,155
Vail Resorts Inc	25,103	5,603
Yum China Holdings Inc	251,955	11,640

		242,309

Consumer Staples — 4.0%
Clorox Co/The	2,074	318
Colgate-Palmolive Co	156,165	11,192
Estee Lauder Cos Inc/The, Cl A	15,036	2,753
Hershey Co/The	75,615	10,135
Monster Beverage Corp *	37,934	2,421
PepsiCo Inc	159,187	20,874
Philip Morris International Inc	4,304	338

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Procter & Gamble Co/The	109,391	$11,995
Sysco Corp, Cl A	13,118	928

		60,954

Energy — 0.3%
Cabot Oil & Gas Corp	182,605	4,193

Financials — 8.0%
Aflac Inc	91,985	5,042
Citigroup Inc	38,422	2,690
CME Group Inc	53,239	10,334
FactSet Research Systems Inc	31,327	8,977
Intercontinental Exchange Inc	89,843	7,721
LendingTree Inc *	2,028	852
Moody’s Corp	116,696	22,792
Morgan Stanley	10,858	476
MSCI Inc, CI A	74,547	17,801
Progressive Corp/The	254,930	20,376
S&P Global Inc	43,307	9,865
US Bancorp	250,340	13,118

		120,044

Health Care — 15.0%
Abbott Laboratories	205,567	17,288
ABIOMED Inc *	21,166	5,514
Alnylam Pharmaceuticals Inc *	35,505	2,576
Becton Dickinson and Co	69,215	17,443
Bostan Scientific Corp *	242,468	10,421
Danaher Corp, CI A	89,177	12,745
DexCom Inc *	17,320	2,595
HCA Healthcare Inc	55,757	7,537
Illumina Inc *	19,841	7,305
Johnson & Johnson	156,716	21,827
Masimo Corp *	2,152	320
Merck & Co Inc	147,354	12,356
Mettler-Toledo International Inc *	16,952	14,240
Regeneron Pharmaceuticals Inc *	23,695	7,417
Sarepta Therapeutics Inc *(A)	26,517	4,029
Stryker Corp	26,992	5,549
Thermo Fisher Scientific Inc	24,906	7,314
UnitedHealth Group Inc	191,522	46,733
Varian Medical Systems Inc *	68,088	9,269
Veeva Systems Inc, CI A *	16,695	2,706
Vertex Pharmaceuticals Inc *	63,443	11,634
WellCare Health Plans Inc *	1,025	292
Zoetis Inc, CI A	2,669	303

		227,413

Industrials — 9.8%
3M Co	63,595	11,024
AGCO Corp	10,996	853
Allison Transmission Holdings Inc	9,498	440

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Arconic Inc	36,430	$941
Armstrong World Industries Inc	11,112	1,080
Boeing Co/The	31,389	11,426
Carlisle Cos Inc	5,844	820
Cintas Corp	57,882	13,735
Copart Inc *	5,254	392
CSX Corp	114,932	8,892
Delta Air Lines Inc, CI A	140,472	7,972
Expeditors International of Washington Inc	15,069	1,143
Graco Inc	252,627	12,677
HD Supply Holdings Inc *	10,173	410
HEICO Corp	6,336	848
Honeywell International Inc	89,308	15,592
Ingersoll-Rand PLC	70,309	8,906
Lockheed Martin Corp	24,155	8,781
Middleby Corp/The *	80,877	10,975
Old Dominion Freight Line Inc, Cl A	2,063	308
Robert Half International Inc	23,185	1,322
Union Pacific Corp	94,274	15,943
United Technologies Corp	103,826	13,518

		147,998

Information Technology — 30.7%
Adobe Inc *	124,065	36,556
Analog Devices Inc	119,051	13,437
Apple Inc	206,507	40,872
Applied Materials Inc	85,796	3,853
Arista Networks Inc *	28,066	7,286
Aspen Technology Inc *	8,375	1,041
Avalara Inc *	70,834	5,114
Booz Allen Hamilton Holding Corp, Cl A	5,214	345
Broadcom Inc	50,281	14,474
Cadence Design Systems Inc *	34,746	2,460
CDW	14,556	1,616
Citrix Systems Inc	2,901	285
Dell Technologies Inc, CI C *	27,477	1,396
Endava PLC ADR	64,350	2,590
Euronet Worldwide Inc *	4,801	808
F5 Networks Inc, CI A *	8,692	1,266
Fortinet Inc *	43,100	3,311
GoDaddy Inc, CI A *	4,000	281
Intuit Inc	3,087	807
Keysight Technologies Inc *	3,334	299
KLA-Tencor Corp	2,639	312
Lam Research Corp	31,227	5,866
Mastercard Inc, Cl A	146,627	38,787
Microsoft Corp	752,655	100,826
NetApp Inc	60,438	3,729
NXP Semiconductors NV	33,074	3,228
Oracle Corp, Cl B	248,354	14,149
Palo Alto Networks Inc *	32,063	6,533
Paychex Inc	11,317	931

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paycom Software Inc *	40,707	$9,229
PayPal Holdings Inc *	111,934	12,812
QUALCOMM Inc	96,290	7,325
salesforce.com *	187,689	28,478
ServiceNow Inc *	1,054	289
Taiwan Semiconductor Manufacturing Co Ltd ADR	18,022	706
Teradyne Inc	35,580	1,704
Ubiquiti Networks Inc (A)	60,789	7,994
VeriSign Inc *	15,473	3,236
Visa Inc, CI A	275,815	47,868
VMware Inc, CI A	55,905	9,348
Worldpay Inc, CI A *	102,385	12,547
Xerox Corp	23,338	826
Xilinx Inc	16,627	1,961
Zebra Technologies Corp, CI A *	40,975	8,584

		465,365

Materials — 3.0%
Air Products & Chemicals Inc	13,673	3,095
Ecolab Inc	34,700	6,851
Linde PLC	44,798	8,996
Sherwin-Williams Co/The, Cl A	45,327	20,773
Vulcan Materials Co	45,985	6,314

		46,029

Real Estate — 1.8%
CBRE Group Inc, CI A *‡	149,892	7,690
Crown Castle International Corp ‡	73,213	9,543
EPR Properties, Cl A ‡	121,202	9,040
Equity Commonwealth ‡	8,659	282
Host Hotels & Resorts Inc ‡	20,371	371

		26,926

Utilities — 0.5%
CenterPoint Energy Inc	276,943	7,929

Total Common Stock (Cost $994,209) ($ Thousands)		1,498,569

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P.
2.400% **†(B)	15,244,882	15,245

Total Affiliated Partnership (Cost $15,244) ($ Thousands)		15,245

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, CI F
2.140%**†	16,559,888	$16,560

Total Cash Equivalent (Cost $16,560) ($ Thousands)		16,560

Total Investments in Securities — 101.1% (Cost $1,026,013) ($ Thousands)		$1,530,374

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 lndex E-MINI	72	Sep-2019	$10,441	$10,599	$158

Percentages are based on Net Assets of $1,513,821 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2019.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $15,828 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2019 was $15,245 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd — Limited

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of June 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,498,569	$–	$–	$1,498,569
Affiliated Partnership	–	15,245	–	15,245
Cash Equivalent	16,560	–	–	16,560

Total Investments in Securities	$1,515,129	$15,245	$–	$1,530,374

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$158	$–	$–	$158

Total Other Financial Instruments	$158	$–	$–	$158

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$18,951	$121,237	$(124,959)	$14	$ 2	$ 15,245	15,244,882	$ 193	$—
SEI Daily Income Trust, Government Fund, Cl F	46,852	200,800	(231,092)	—	—	16,560	16,559,888	514	—

Totals	$65,803	$322,037	$(356,051)	$14	$2	$31,805	31,804,770	$ 707	$—

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Communication Services — 9.4%
Activision Blizzard Inc	10,508	$496
Alphabet Inc, Cl A *	4,106	4,446
Alphabet Inc, Cl C *	4,199	4,539
Altice USA, Cl A *	4,500	110
AMC Networks Inc, Cl A *	600	33
AT&T Inc	100,299	3,361
Cable One Inc	66	77
CBS Corp, Cl B	4,415	220
CenturyLink Inc	13,112	154
Charter Communications Inc, Cl A *	2,195	867
Cinemark Holdings Inc	1,500	54
Comcast Corp, Cl A	62,050	2,623
Discovery Inc, Cl A *	2,100	64
Discovery Inc, Cl C *	4,917	140
DISH Network Corp, Cl A *	3,000	115
Electronic Arts Inc *	4,169	422
Facebook Inc, Cl A *	32,772	6,325
Fox Corp	7,131	261
GCI Liberty Inc *	1,300	80
IAC/InterActiveCorp *	1,020	222
Interpublic Group of Cos Inc/The	5,100	115
John Wiley & Sons Inc, Cl A	600	28
Liberty Broadband Corp, Cl A *	300	31
Liberty Broadband Corp, Cl C *	1,387	145
Liberty Media Corp-Liberty Formula One, Cl A *	500	18
Liberty Media Corp-Liberty Formula One, Cl C *	2,800	105
Liberty Media Corp-Liberty SiriusXM *	3,200	121
Lions Gate Entertainment Corp, Cl A	300	4
Lions Gate Entertainment Corp, Cl B	900	10
Live Nation Entertainment Inc *	1,790	119
Madison Square Garden Co/The *	269	75
Match Group Inc	700	47
Netflix Inc *	5,762	2,117
New York Times Co/The, Cl A	2,200	72
News Corp, Cl A	5,000	67
News Corp, Cl B	1,200	17
Nexstar Media Group Inc, Cl A	600	61
Omnicom Group Inc	3,026	248
Sinclair Broadcast Group Inc, Cl A	800	43
Sirius XM Holdings Inc	19,518	109
Spotify Technology SA *	1,600	234
Sprint Corp *	8,900	58
Take-Two Interactive Software Inc, Cl A *	1,500	170
Telephone & Data Systems Inc	1,200	37
T-Mobile US Inc *	4,310	320
Tribune Media Co, Cl A	1,200	55
TripAdvisor Inc *	1,500	69
Twitter Inc *	9,880	345
United States Cellular Corp *	45	2

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verizon Communications Inc	57,015	$3,257
Viacom Inc, Cl A	32	1
Viacom Inc, Cl B	4,700	140
Walt Disney Co/The	24,067	3,361
World Wrestling Entertainment Inc, Cl A	600	43
Zayo Group Holdings Inc *	3,290	108
Zillow Group Inc, Cl A *	800	37
Zillow Group Inc, Cl C *	1,700	79
Zynga Inc, Cl A *	11,500	71

		36,548

Consumer Discretionary — 10.0%
Advance Auto Parts Inc	975	150
Amazon.com Inc, Cl A *	5,693	10,780
Aramark	3,500	126
AutoNation Inc *	800	34
AutoZone Inc *	322	354
Best Buy Co Inc	3,100	216
Booking Holdings Inc *	595	1,115
BorgWarner Inc	3,000	126
Bright Horizons Family Solutions Inc *	800	121
Brunswick Corp/DE	1,200	55
Burlington Stores Inc *	953	162
Caesars Entertainment Corp *	7,907	93
Capri Holdings Ltd *	1,800	62
CarMax Inc *	2,300	200
Carnival Corp	5,427	253
Carter’s Inc	600	59
Carvana Co, Cl A *	500	31
Chipotle Mexican Grill Inc, Cl A *	312	229
Choice Hotels International	400	35
Columbia Sportswear Co	400	40
Darden Restaurants Inc	1,645	200
Delphi Automotive PLC	3,514	284
Dick’s Sporting Goods Inc	892	31
Dollar General Corp	3,617	489
Dollar Tree Inc *	3,230	347
Domino’s Pizza Inc	539	150
DR Horton Inc	4,800	207
Dunkin’ Brands Group Inc	1,114	89
eBay Inc	11,806	466
Etsy Inc *	1,600	98
Expedia Group Inc	1,643	219
Extended Stay America Inc	2,300	39
Five Below Inc *	800	96
Floor & Decor Holdings Inc, Cl A *	800	34
Foot Locker Inc, Cl A	1,400	59
Ford Motor Co	53,085	543
Frontdoor Inc *	1,200	52
Gap Inc/The	2,900	52
Garmin Ltd	2,000	160
General Motors Co	17,091	659

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gentex Corp	3,535	$87
Genuine Parts Co	1,976	205
Goodyear Tire & Rubber Co/The	3,100	47
Graham Holdings Co, Cl B	54	37
Grand Canyon Education Inc *	600	70
GrubHub Inc *	1,300	101
H&R Block Inc	2,700	79
Hanesbrands Inc	4,700	81
Harley-Davidson Inc, Cl A	2,200	79
Hasbro Inc	1,602	169
Hilton Grand Vacations Inc *	1,318	42
Hilton Worldwide Holdings Inc	3,737	365
Home Depot Inc/The	15,143	3,149
Hyatt Hotels Corp, Cl A	494	38
International Game Technology	1,100	14
Kohl’s Corp	2,325	111
L Brands Inc	3,100	81
Las Vegas Sands Corp	4,956	293
Lear Corp	850	118
Leggett & Platt Inc	2,000	77
Lennar Corp, Cl A	3,828	185
Lennar Corp, Cl B	250	10
LKQ Corp *	4,689	125
Lowe’s Cos Inc	11,115	1,122
Lululemon Athletica Inc *	1,593	287
Macy’s Inc	4,514	97
Marriott International Inc/MD, Cl A	3,890	546
Mattel Inc *	4,500	50
McDonald’s Corp	10,582	2,197
MGM Resorts International	6,953	199
Mohawk Industries Inc *	859	127
Newell Brands Inc, Cl B	5,670	87
NIKE Inc, Cl B	16,967	1,424
Nordstrom Inc	1,800	57
Norwegian Cruise Line Holdings Ltd *	2,900	156
NVR Inc *	47	158
Ollie’s Bargain Outlet Holdings Inc *	700	61
O’Reilly Automotive Inc *	1,051	388
Penske Automotive Group Inc, Cl A	400	19
Planet Fitness Inc, Cl A *	1,200	87
Polaris Industries Inc	731	67
Pool Corp	567	108
PulteGroup Inc	3,600	114
PVH Corp	1,149	109
Qurate Retail Inc *	5,165	64
Ralph Lauren Corp, Cl A	736	84
Roku, Cl A *	1,100	100
Ross Stores Inc	5,044	500
Royal Caribbean Cruises Ltd	2,249	273
Service Corp International/US	2,500	117
ServiceMaster Global Holdings Inc *	1,800	94
Six Flags Entertainment Corp	1,000	50

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Skechers U.S.A. Inc, Cl A *	1,632	$51
Starbucks Corp	16,623	1,394
Tapestry Inc	4,008	127
Target Corp, Cl A	6,896	597
Tempur Sealy International Inc *	600	44
Tesla Inc *(A)	1,958	438
Thor Industries Inc	600	35
Tiffany & Co	1,649	154
TJX Cos Inc/The	16,963	897
Toll Brothers Inc	1,800	66
Tractor Supply Co	1,700	185
Ulta Beauty Inc *	767	266
Under Armour Inc, Cl A *	2,315	59
Under Armour Inc, Cl C *	2,900	64
Urban Outfitters Inc *	1,000	23
Vail Resorts Inc	534	119
VF Corp	4,444	388
Wayfair Inc, Cl A *	775	113
Wendy’s Co/The	2,300	45
Whirlpool Corp	838	119
Williams-Sonoma Inc	1,100	71
Wyndham Destinations Inc	1,163	51
Wyndham Hotels & Resorts Inc	1,263	70
Wynn Resorts Ltd	1,415	175
Yum China Holdings Inc	5,185	240
Yum! Brands Inc	4,235	469

		39,080

Consumer Staples — 6.5%
Altria Group Inc	26,008	1,231
Archer-Daniels-Midland Co	7,859	321
Beyond Meat *	100	16
Brown-Forman Corp, Cl A	640	35
Brown-Forman Corp, Cl B	2,322	129
Bunge Ltd	1,900	106
Campbell Soup Co	2,300	92
Casey’s General Stores Inc	533	83
Church & Dwight Co Inc	3,310	242
Clorox Co/The	1,771	271
Coca-Cola Co/The	52,654	2,681
Colgate-Palmolive Co	11,737	841
Conagra Brands Inc	6,449	171
Constellation Brands Inc, Cl A	2,172	428
Costco Wholesale Corp	6,015	1,590
Coty Inc, Cl A	4,539	61
Energizer Holdings Inc	800	31
Estee Lauder Cos Inc/The, Cl A	2,938	538
Flowers Foods Inc	2,600	60
General Mills Inc	8,282	435
Hain Celestial Group Inc/The *	1,000	22
Herbalife Nutrition Ltd *	1,474	63
Hershey Co/The	1,940	260

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Hormel Foods Corp	3,937	$160
Ingredion Inc	1,010	83
JM Smucker Co/The	1,554	179
Kellogg Co	3,485	187
Keurig Dr. Pepper Inc	2,746	79
Kimberly-Clark Corp	4,770	636
Kraft Heinz Co/The	8,549	265
Kroger Co/The	11,088	241
Lamb Weston Holdings Inc	2,000	127
McCormick & Co Inc/MD	1,741	270
Molson Coors Brewing Co, Cl B	2,295	128
Mondelez International Inc, Cl A	19,612	1,057
Monster Beverage Corp *	5,577	356
Nu Skin Enterprises Inc, Cl A	700	35
PepsiCo Inc	19,235	2,522
Philip Morris International Inc	21,450	1,684
Pilgrim’s Pride Corp *	900	23
Post Holdings Inc *	907	94
Procter & Gamble Co/The	33,979	3,726
Seaboard Corp	4	17
Spectrum Brands Holdings Inc	547	29
Sprouts Farmers Market Inc *	1,800	34
Sysco Corp, Cl A	6,563	464
TreeHouse Foods Inc *	700	38
Tyson Foods Inc, Cl A	4,076	329
US Foods Holding Corp *	3,000	107
Walgreens Boots Alliance Inc	10,669	583
Walmart Inc	19,383	2,142

		25,302

Energy — 4.6%
Anadarko Petroleum Corp, Cl A	6,935	489
Antero Midstream Corp	3,100	36
Antero Resources Corp *	3,200	18
Apache Corp	5,200	151
Apergy Corp *	1,032	35
Baker Hughes a GE Co, Cl A	6,902	170
Cabot Oil & Gas Corp	5,800	133
Centennial Resource Development Inc/DE, Cl A *	2,800	21
Cheniere Energy Inc *	3,200	219
Chesapeake Energy Corp *	14,900	29
Chevron Corp	26,228	3,264
Cimarex Energy Co	1,344	80
Concho Resources Inc	2,630	271
ConocoPhillips	15,747	961
Continental Resources Inc, Cl A *	1,200	50
Devon Energy Corp	6,300	180
Diamondback Energy Inc, Cl A	2,138	233
EOG Resources Inc	8,015	747
EQT Corp	3,500	55
Equitrans Midstream Corp	2,760	54

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Exxon Mobil Corp	58,490	$4,482
Halliburton Co	11,861	270
Helmerich & Payne Inc	1,323	67
Hess Corp	3,500	222
HollyFrontier Corp	2,400	111
Kinder Morgan Inc/DE	26,665	557
Kosmos Energy Ltd	2,400	15
Marathon Oil Corp	11,392	162
Marathon Petroleum Corp	9,212	515
Murphy Oil Corp	2,200	54
National Oilwell Varco Inc, Cl A	5,000	111
Noble Energy Inc	6,343	142
Occidental Petroleum Corp	10,393	523
ONEOK Inc	5,561	383
Parsley Energy Inc, Cl A *	3,600	68
Patterson-UTI Energy Inc	2,800	32
PBF Energy Inc, Cl A	1,500	47
Phillips 66	6,262	586
Pioneer Natural Resources Co	2,294	353
Range Resources Corp	2,600	18
Schlumberger Ltd, Cl A	18,998	755
Targa Resources Corp	3,200	126
Transocean Ltd *	6,900	44
Valero Energy Corp	5,822	498
Williams Cos Inc/The	16,373	459
WPX Energy Inc *	5,300	61

		17,857

Financials — 12.8%
Affiliated Managers Group Inc	833	77
Aflac Inc	10,333	566
AGNC Investment Corp ‡	7,328	123
Alleghany *	183	125
Allstate Corp/The	4,623	470
Ally Financial Inc	5,558	172
American Express Co	9,401	1,160
American Financial Group Inc	943	97
American International Group Inc	12,003	639
American National Insurance Co	124	14
Ameriprise Financial Inc	1,832	266
Annaly Capital Management Inc ‡	18,374	168
Aon PLC	3,325	642
Arch Capital Group Ltd *	5,289	196
Arthur J Gallagher & Co	2,466	216
Associated Banc-Corp	2,500	53
Assurant Inc	800	85
Assured Guaranty Ltd	1,300	55
Athene Holding Ltd, Cl A *	2,200	95
AXA Equitable Holdings Inc	4,100	86
Axis Capital Holdings Ltd	1,023	61
Bank of America Corp	118,364	3,433
Bank of Hawaii Corp	648	54

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Bank of New York Mellon Corp/The	11,685	$516
Bank OZK	1,500	45
BankUnited Inc	1,200	40
BB&T Corp	10,624	522
Berkshire Hathaway Inc, Cl B *	26,904	5,735
BGC Partners Inc, Cl A	5,100	27
BlackRock Inc	1,627	764
BOK Financial Corp	400	30
Brighthouse Financial Inc *	1,600	59
Brown & Brown Inc	3,300	111
Capital One Financial Corp	6,422	583
Cboe Global Markets Inc	1,500	155
Charles Schwab Corp/The	16,393	659
Chimera Investment Corp ‡	2,200	41
Chubb Ltd	6,294	927
Cincinnati Financial Corp	2,100	218
CIT Group Inc	1,346	71
Citigroup Inc	31,785	2,226
Citizens Financial Group Inc	6,447	228
CME Group Inc	4,863	944
CNA Financial Corp	352	17
Comerica Inc	2,253	164
Commerce Bancshares Inc/MO	1,440	86
Credit Acceptance Corp, Cl A *	128	62
Cullen/Frost Bankers Inc	740	69
Discover Financial Services	4,620	358
E*TRADE Financial Corp	3,413	152
East West Bancorp Inc	1,900	89
Eaton Vance Corp	1,400	60
Erie Indemnity Co, Cl A	400	102
Evercore Inc, Cl A	583	52
Everest Re Group Ltd	579	143
FactSet Research Systems Inc	498	143
Fidelity National Financial Inc	3,810	154
Fifth Third Bancorp	10,700	299
First American Financial Corp	1,400	75
First Citizens BancShares Inc/NC, Cl A	130	59
First Hawaiian Inc	2,000	52
First Horizon National Corp	4,600	69
First Republic Bank/CA	2,253	220
FNB Corp/PA	4,600	54
Franklin Resources Inc	4,300	150
Goldman Sachs Group Inc/The	4,526	926
Hanover Insurance Group Inc/The, Cl A	589	76
Hartford Financial Services Group Inc/The	4,900	273
Huntington Bancshares Inc	14,277	197
Interactive Brokers Group Inc, Cl A	1,021	55
Intercontinental Exchange Inc	7,812	671
Invesco Ltd	5,357	110
Janus Henderson Group	2,200	47
Jefferies Financial Group Inc	3,600	69
JPMorgan Chase & Co	44,430	4,967

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Kemper Corp, Cl A	800	$69
KeyCorp	13,888	246
Lazard Ltd, Cl A (B)	1,600	55
Legg Mason Inc	1,200	46
LendingTree *	100	42
Lincoln National Corp	2,877	185
Loews Corp	3,789	207
LPL Financial Holdings Inc	1,100	90
M&T Bank Corp	1,866	317
Markel Corp *	190	207
MarketAxess Holdings Inc	497	160
Marsh & McLennan Cos Inc	7,021	700
Mercury General Corp	400	25
MetLife Inc	11,130	553
MFA Financial Inc ‡	5,569	40
MGIC Investment Corp *	4,900	64
Moody’s Corp	2,286	446
Morgan Stanley	16,715	732
Morningstar Inc, Cl A	300	43
MSCI Inc, Cl A	1,133	271
Nasdaq Inc, Cl A	1,700	163
Navient Corp	3,300	45
New Residential Investment Corp ‡	5,440	84
New York Community Bancorp Inc	6,200	62
Northern Trust Corp	2,750	247
Old Republic International Corp	3,600	81
OneMain Holdings Inc, Cl A	981	33
PacWest Bancorp	1,700	66
People’s United Financial Inc	5,724	96
Pinnacle Financial Partners Inc	1,000	57
PNC Financial Services Group Inc/The	6,298	865
Popular Inc	1,500	81
Primerica Inc	600	72
Principal Financial Group Inc, Cl A	3,934	228
Progressive Corp/The	7,909	632
Prosperity Bancshares	1,000	66
Prudential Financial Inc	5,618	567
Raymond James Financial Inc	1,770	150
Regions Financial Corp	14,712	220
Reinsurance Group of America Inc, Cl A	868	135
RenaissanceRe Holdings Ltd	575	102
S&P Global Inc	3,423	780
Santander Consumer USA Holdings Inc	1,800	43
SEI Investments Co †	1,800	101
Signature Bank/New York NY, Cl B	678	82
SLM Corp	5,600	54
Starwood Property Trust Inc ‡	3,900	89
State Street Corp	5,333	299
Sterling Bancorp/DE	3,000	64
SunTrust Banks Inc	6,160	387
SVB Financial Group, Cl B *	784	176
Synchrony Financial	9,856	342

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Synovus Financial Corp	2,100	$73
T Rowe Price Group Inc	3,171	348
TCF Financial Corp	2,200	46
TD Ameritrade Holding Corp	3,911	195
Texas Capital Bancshares Inc *	600	37
TFS Financial Corp	617	11
Torchmark Corp, Cl A	1,400	125
Travelers Cos Inc/The	3,624	542
Two Harbors Investment Corp ‡	3,000	38
Umpqua Holdings Corp	2,900	48
Unum Group	2,700	91
US Bancorp	19,926	1,044
Virtu Financial Inc, Cl A	600	13
Voya Financial Inc	2,000	111
Webster Financial Corp	1,295	62
Wells Fargo & Co	55,765	2,639
Western Alliance Bancorp *	1,300	58
White Mountains Insurance Group Ltd	47	48
Willis Towers Watson PLC	1,786	342
Wintrust Financial Corp	700	51
WR Berkley Corp	2,000	132
Zions Bancorp NA	2,400	110

		49,905

Health Care — 13.4%
Abbott Laboratories	23,536	1,979
AbbVie Inc	20,317	1,477
ABIOMED Inc *	648	169
Acadia Healthcare Co Inc, Cl A *	1,100	38
Agilent Technologies Inc	4,379	327
Agios Pharmaceuticals Inc *	600	30
Alexion Pharmaceuticals Inc *	2,970	389
Align Technology Inc *	1,149	314
Alkermes PLC *	1,800	41
Allergan PLC	4,486	751
Alnylam Pharmaceuticals Inc *	1,274	92
AmerisourceBergen Corp, Cl A	2,188	187
Amgen Inc, Cl A	8,408	1,549
Anthem Inc	3,609	1,019
Baxter International Inc	6,619	542
Becton Dickinson and Co	3,679	927
Biogen Inc *	2,729	638
BioMarin Pharmaceutical Inc *	2,437	209
Bio-Rad Laboratories Inc, Cl A *	300	94
Bio-Techne Corp	518	108
Bluebird Bio Inc *	700	89
Boston Scientific Corp *	19,196	825
Bristol-Myers Squibb Co	22,625	1,026
Bruker Corp	1,300	65
Cantel Medical Corp	600	48
Cardinal Health Inc	4,200	198
Catalent Inc *	1,923	104

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Celgene Corp, Cl A *	9,717	$898
Centene Corp *	5,461	286
Cerner Corp	4,200	308
Charles River Laboratories International Inc *	600	85
Chemed Corp	210	76
Cigna Corp	5,172	815
Cooper Cos Inc/The, Cl A	658	222
Covetrus Inc *	619	15
CVS Health Corp	17,631	961
Danaher Corp, Cl A	8,636	1,234
DaVita Inc *	1,800	101
DENTSPLY SIRONA Inc	3,000	175
DexCom Inc *	1,200	180
Edwards Lifesciences Corp, Cl A *	2,915	539
Elanco Animal Health Inc *	4,577	155
Eli Lilly & Co	11,862	1,314
Encompass Health Corp	1,400	89
Exact Sciences Corp *	1,600	189
Exelixis Inc *	3,700	79
Gilead Sciences Inc	17,605	1,189
Guardant Health Inc *	500	43
HCA Healthcare Inc	3,725	504
Henry Schein Inc *	2,147	150
Hill-Rom Holdings Inc	850	89
Hologic Inc *	3,700	178
Horizon Therapeutics *	2,500	60
Humana Inc	1,839	488
ICU Medical Inc *	259	65
IDEXX Laboratories Inc *	1,144	315
Illumina Inc *	1,994	734
Incyte Corp *	2,384	203
Insulet Corp *	800	96
Integra LifeSciences Holdings Corp *	900	50
Intuitive Surgical Inc *	1,553	815
Ionis Pharmaceuticals Inc *	1,800	116
IQVIA Holdings Inc *	2,440	393
Jazz Pharmaceuticals PLC *	843	120
Johnson & Johnson	36,530	5,088
Laboratory Corp of America Holdings *	1,440	249
Masimo Corp *	600	89
McKesson Corp	2,669	359
Medidata Solutions Inc *	800	72
MEDNAX Inc *	1,000	25
Medtronic PLC	18,443	1,796
Merck & Co Inc	35,464	2,974
Mettler-Toledo International Inc *	306	257
Moderna *	600	9
Molina Healthcare Inc *	900	129
Mylan *	6,700	128
Nektar Therapeutics, Cl A *	2,000	71
Neurocrine Biosciences Inc *	1,184	100

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Penumbra Inc *	400	$64
PerkinElmer Inc	1,600	154
Perrigo Co PLC	1,883	90
Pfizer Inc	76,589	3,318
PRA Health Sciences Inc *	800	79
Premier Inc, Cl A *	900	35
QIAGEN NV *	2,900	118
Quest Diagnostics Inc	1,800	183
Regeneron Pharmaceuticals Inc *	1,179	369
ResMed Inc	1,953	238
Sage Therapeutics Inc *	700	128
Sarepta Therapeutics Inc *	900	137
Seattle Genetics Inc *	1,461	101
STERIS PLC	1,200	179
Stryker Corp	4,745	975
Teleflex Inc	639	212
Thermo Fisher Scientific Inc	5,508	1,618
United Therapeutics Corp *	532	42
UnitedHealth Group Inc	12,975	3,166
Universal Health Services Inc, Cl B	1,175	153
Varian Medical Systems Inc *	1,236	168
Veeva Systems Inc, Cl A *	1,730	280
Vertex Pharmaceuticals Inc *	3,522	646
Waters Corp *	954	205
WellCare Health Plans Inc *	731	208
West Pharmaceutical Services Inc	1,044	131
Zimmer Biomet Holdings Inc	2,822	332
Zoetis Inc, Cl A	6,708	761

		52,000

Industrials — 9.5%
3M Co	7,748	1,343
Acuity Brands Inc	578	80
ADT Inc	400	2
AECOM *	2,200	83
AGCO Corp	1,000	78
Air Lease Corp, Cl A	1,300	54
Alaska Air Group Inc	1,600	102
Allegion PLC	1,250	138
Allison Transmission Holdings Inc	1,500	70
AMERCO	110	42
American Airlines Group Inc	5,872	191
AMETEK Inc	3,183	289
AO Smith Corp	1,900	90
Arconic Inc	6,100	158
Armstrong World Industries Inc	600	58
Boeing Co/The	7,260	2,643
BWX Technologies Inc, Cl W	1,300	68
Carlisle Cos Inc	824	116
Caterpillar Inc, Cl A	7,633	1,040
CH Robinson Worldwide Inc	1,900	160
Cintas Corp	1,170	278

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Clean Harbors Inc *	800	$57
Colfax Corp *	900	25
Copa Holdings SA, Cl A	433	42
Copart Inc *	2,700	202
CoStar Group Inc *	458	254
Crane Co, Cl A	700	58
CSX Corp	10,674	826
Cummins Inc	2,015	345
Curtiss-Wright Corp	600	76
Deere & Co	4,432	734
Delta Air Lines Inc, Cl A	8,021	455
Donaldson Co Inc, Cl A	1,900	97
Dover Corp	2,105	211
Eaton Corp PLC	5,993	499
Emerson Electric Co	8,443	563
Equifax Inc	1,635	221
Expeditors International of Washington Inc	2,400	182
Fastenal Co, Cl A	8,100	264
FedEx Corp	3,364	552
Flowserve Corp	1,700	90
Fluor Corp	1,900	64
Fortive Corp	3,961	323
Fortune Brands Home & Security Inc	2,100	120
Gardner Denver Holdings Inc *	1,900	66
Gates Industrial Corp PLC *	200	2
General Dynamics Corp	3,510	638
General Electric Co	118,909	1,249
Genesee & Wyoming Inc, Cl A *	800	80
Graco Inc	2,300	115
GrafTech International Ltd	261	3
Harris Corp	1,669	316
HD Supply Holdings Inc *	2,400	97
HEICO, Cl A	1,000	103
HEICO Corp	550	74
Hexcel Corp, Cl A	1,100	89
Honeywell International Inc	10,031	1,751
Hubbell Inc, Cl B	705	92
Huntington Ingalls Industries Inc, Cl A	627	141
IAA *	1,800	70
IDEX Corp	1,052	181
IHS Markit Ltd *	5,366	342
Illinois Tool Works Inc	4,526	683
Ingersoll-Rand PLC	3,407	432
ITT Inc	1,148	75
Jacobs Engineering Group Inc	1,800	152
JB Hunt Transport Services Inc	1,269	116
JetBlue Airways Corp *	4,597	85
Johnson Controls International plc	12,462	515
Kansas City Southern	1,380	168
KAR Auction Services Inc	1,800	45
Kirby Corp *	800	63

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Knight-Swift Transportation Holdings Inc, Cl A	1,900	$62
L3 Technologies Inc	1,052	258
Landstar System Inc	546	59
Lennox International	465	128
Lincoln Electric Holdings Inc	800	66
Lockheed Martin Corp	3,411	1,240
Lyft Inc, Cl A *	400	26
Macquarie Infrastructure Corp	1,200	49
ManpowerGroup Inc	788	76
Masco Corp	4,000	157
Middleby Corp/The *	735	100
MSC Industrial Direct Co Inc, Cl A	679	50
Nielsen Holdings PLC	5,100	115
Nordson	843	119
Norfolk Southern Corp	3,693	736
Northrop Grumman Corp	2,212	715
nVent Electric PLC	2,400	60
Old Dominion Freight Line Inc, Cl A	915	137
Oshkosh Corp	900	75
Owens Corning	1,400	81
PACCAR Inc	4,755	341
Parker-Hannifin Corp, Cl A	1,784	303
Pentair PLC	2,100	78
Quanta Services Inc	2,100	80
Raytheon Co	3,867	672
Regal Beloit Corp	600	49
Republic Services Inc	3,100	269
Resideo Technologies Inc *	1,486	33
Robert Half International Inc	1,600	91
Rockwell Automation Inc	1,700	279
Rollins Inc	2,100	75
Roper Technologies Inc	1,385	507
Ryder System Inc	600	35
Schneider National Inc, Cl B	300	5
Sensata Technologies Holding PLC *	2,100	103
Snap-on Inc	719	119
Southwest Airlines Co, Cl A	6,744	342
Spirit AeroSystems Holdings Inc, Cl A	1,400	114
Stanley Black & Decker Inc	2,067	299
Stericycle Inc, Cl A *	1,100	53
Teledyne Technologies Inc *	552	151
Textron Inc	3,338	177
Timken Co/The	900	46
Toro Co/The	1,500	100
TransDigm Group Inc *	665	322
TransUnion	2,600	191
Trinity Industries Inc	1,800	37
Uber Technologies *	2,500	116
Union Pacific Corp	9,784	1,655
United Continental Holdings Inc *	3,473	304
United Parcel Service Inc, Cl B	9,524	984

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Rentals Inc *	1,103	$146
United Technologies Corp	11,168	1,454
Univar Inc *	1,600	35
Valmont Industries Inc	300	38
Verisk Analytics Inc, Cl A	2,197	322
WABCO Holdings Inc *	700	93
Wabtec Corp	2,166	155
Waste Management Inc	5,905	681
Watsco Inc	477	78
WESCO International Inc *	600	30
Woodward Inc	800	91
WW Grainger Inc	611	164
XPO Logistics Inc *	1,233	71
Xylem Inc/NY	2,438	204

		36,887

Information Technology — 21.1%
2U Inc *	600	23
Accenture PLC, Cl A	8,865	1,638
Adobe Inc *	6,712	1,978
Advanced Micro Devices Inc *	13,778	418
Akamai Technologies Inc *	2,200	176
Alliance Data Systems Corp	676	95
Alteryx Inc, Cl A *	600	65
Amdocs Ltd	1,800	112
Amphenol Corp, Cl A	4,116	395
Analog Devices Inc	5,110	577
Anaplan Inc *	1,100	56
ANSYS Inc *	1,206	247
Apple Inc	63,322	12,533
Applied Materials Inc	12,997	584
Arista Networks Inc *	845	219
Arrow Electronics Inc, Cl A *	1,100	78
Aspen Technology Inc *	1,000	124
Atlassian Corp PLC, Cl A *	1,400	183
Autodesk Inc, Cl A *	3,007	490
Automatic Data Processing Inc	5,979	988
Avalara Inc *	600	43
Avnet Inc	1,600	72
Black Knight Inc *	1,900	114
Booz Allen Hamilton Holding Corp, Cl A	1,800	119
Broadcom Inc	5,298	1,525
Broadridge Financial Solutions Inc	1,628	208
CACI International Inc, Cl A *	300	61
Cadence Design Systems Inc *	3,900	276
CDK Global Inc	1,776	88
CDW Corp	2,000	222
Ceridian HCM Holding Inc *	906	45
Ciena Corp *	2,100	86
Cisco Systems Inc	60,676	3,321
Citrix Systems Inc	1,802	177
Cognex Corp	2,200	106

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cognizant Technology Solutions Corp, Cl A	7,972	$505
Coherent Inc *	343	47
CommScope Holding Co Inc *	2,500	39
CoreLogic Inc/United States *	1,000	42
Corning Inc, Cl B	10,714	356
Coupa Software Inc *	800	101
Cree Inc *	1,400	79
Cypress Semiconductor Corp	5,200	116
Dell Technologies Inc, Cl C *	1,927	98
DocuSign Inc, Cl A *	2,120	105
Dolby Laboratories Inc, Cl A	900	58
Dropbox, Cl A *	2,900	73
DXC Technology Co	3,781	209
EchoStar Corp, Cl A *	500	22
Elastic NV *	500	37
Entegris Inc	1,800	67
EPAM Systems Inc *	700	121
Euronet Worldwide Inc *	700	118
F5 Networks Inc, Cl A *	841	122
Fair Isaac Corp *	395	124
Fidelity National Information Services Inc, Cl B	4,481	550
FireEye Inc *	2,400	36
First Data Corp, Cl A *	7,234	196
First Solar Inc *	1,200	79
Fiserv Inc, Cl A *	5,592	510
FleetCor Technologies Inc *	1,148	322
FLIR Systems Inc	1,800	97
Fortinet Inc *	2,000	154
Gartner Inc *	1,266	204
Genpact Ltd	2,100	80
Global Payments Inc	2,217	355
GoDaddy Inc, Cl A *	2,225	156
Guidewire Software Inc, Cl Z *	1,100	112
Hewlett Packard Enterprise Co	19,007	284
HP Inc	21,765	452
HubSpot Inc *	500	85
Intel Corp	61,650	2,951
International Business Machines Corp	12,175	1,679
Intuit Inc	3,432	897
IPG Photonics Corp *	533	82
Jabil Inc	2,300	73
Jack Henry & Associates Inc	1,054	141
Juniper Networks Inc	4,800	128
Keysight Technologies Inc *	2,500	225
KLA-Tencor Corp	2,199	260
Lam Research Corp	2,135	401
Leidos Holdings Inc	2,000	160
Littelfuse Inc	300	53
LogMeIn Inc	700	52
Manhattan Associates Inc *	805	56
Marvell Technology Group Ltd	7,872	188

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mastercard Inc, Cl A	12,330	$3,262
Maxim Integrated Products Inc	3,700	221
Microchip Technology Inc	3,301	286
Micron Technology Inc *	15,268	589
Microsoft Corp	104,120	13,948
MKS Instruments Inc	800	62
MongoDB Inc, Cl A *	300	46
Monolithic Power Systems Inc	600	81
Motorola Solutions Inc	2,236	373
National Instruments Corp	1,400	59
NCR Corp *	1,723	54
NetApp Inc	3,500	216
New Relic Inc *	600	52
Nuance Communications *	3,900	62
Nutanix Inc, Cl A *	1,859	48
NVIDIA Corp	7,994	1,313
Okta Inc, Cl A *	1,200	148
ON Semiconductor Corp *	5,400	109
Oracle Corp, Cl B	31,616	1,801
Pagerduty *	100	5
Palo Alto Networks Inc *	1,261	257
Paychex Inc	4,419	364
Paycom Software Inc *	636	144
Paylocity Holding Corp *	400	38
PayPal Holdings Inc *	16,136	1,847
Pegasystems Inc	600	43
Pluralsight, Cl A *	800	24
Proofpoint Inc *	700	84
PTC Inc *	1,565	140
Pure Storage Inc, Cl A *	2,000	31
Qorvo Inc *	1,668	111
QUALCOMM Inc	16,690	1,270
RealPage Inc *	1,000	59
Red Hat Inc *	2,460	462
RingCentral Inc, Cl A *	900	103
Sabre Corp	4,100	91
salesforce.com Inc *	10,032	1,522
ServiceNow Inc *	2,450	673
Skyworks Solutions Inc	2,372	183
Smartsheet, Cl A *	1,200	58
SolarWinds Corp *	200	4
Splunk Inc *	1,981	249
Square Inc, Cl A *	4,600	334
SS&C Technologies Holdings Inc	3,000	173
Switch Inc, Cl A	100	1
Symantec Corp, Cl A	8,501	185
SYNNEX Corp	600	59
Synopsys Inc *	2,031	261
Tableau Software Inc, Cl A *	1,006	167
Teradata Corp *	1,797	64
Teradyne Inc	2,554	122
Texas Instruments Inc	12,904	1,481

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total System Services Inc	2,454	$315
Trade Desk Inc/The, Cl A *	500	114
Trimble Inc *	3,500	158
Twilio Inc, Cl A *	1,600	218
Tyler Technologies Inc *	560	121
Ubiquiti Networks Inc	200	26
Universal Display Corp	642	121
VeriSign Inc *	1,408	294
Versum Materials Inc	1,406	73
ViaSat Inc *	800	65
Visa Inc, Cl A	23,984	4,162
VMware Inc, Cl A	994	166
Western Digital Corp	4,092	195
Western Union Co/The	5,900	117
WEX Inc *	542	113
Workday Inc, Cl A *	2,063	424
Worldpay Inc, Cl A *	4,123	505
Xerox Corp	2,600	92
Xilinx Inc	3,507	414
Zebra Technologies Corp, Cl A *	700	147
Zendesk Inc *	1,414	126
Zscaler Inc *	800	61

		82,265

Materials — 2.8%
Air Products & Chemicals Inc	3,070	695
Albemarle Corp	1,356	95
Alcoa Corp *	2,300	54
AptarGroup Inc	800	99
Ardagh Group SA, Cl A	100	2
Ashland Global Holdings Inc	800	64
Avery Dennison Corp	1,223	141
Axalta Coating Systems Ltd *	2,700	80
Ball Corp	4,535	317
Berry Global Group Inc *	1,877	99
Cabot Corp	700	33
Celanese Corp, Cl A	1,700	183
CF Industries Holdings Inc	3,237	151
Chemours Co/The	2,300	55
Corteva	10,439	309
Crown Holdings Inc *	1,700	104
Domtar Corp	900	40
Dow	10,406	513
DuPont de Nemours	10,439	784
Eagle Materials Inc	659	61
Eastman Chemical Co	1,932	150
Ecolab Inc	3,519	695
Element Solutions *	3,400	35
FMC Corp	1,800	149
Freeport-McMoRan Inc, Cl B	19,923	231
Graphic Packaging Holding Co	4,000	56
Huntsman Corp	3,005	61

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Flavors & Fragrances Inc	1,360	$197
International Paper Co	5,591	242
Linde PLC	7,474	1,501
LyondellBasell Industries, Cl A	4,011	345
Martin Marietta Materials Inc, Cl A	837	193
Mosaic Co/The	4,700	118
NewMarket Corp	113	45
Newmont Mining Corp	11,100	427
Nucor Corp	4,200	231
Olin Corp	2,300	50
Owens-Illinois Inc	2,000	35
Packaging Corp of America	1,227	117
PPG Industries Inc	3,279	383
Reliance Steel & Aluminum Co	946	90
Royal Gold Inc, Cl A	847	87
RPM International Inc	1,700	104
Scotts Miracle-Gro Co/The, Cl A	577	57
Sealed Air Corp	2,100	90
Sherwin-Williams Co/The, Cl A	1,134	520
Silgan Holdings Inc	1,000	31
Sonoco Products Co	1,300	85
Southern Copper Corp	1,100	43
Steel Dynamics Inc	2,900	88
United States Steel Corp	2,900	44
Valvoline Inc	2,900	57
Vulcan Materials Co	1,839	253
Westlake Chemical Corp	532	37
Westrock Co	3,500	128
WR Grace & Co	1,000	76

		10,930

Real Estate — 3.6%
Alexandria Real Estate Equities Inc ‡	1,489	210
American Campus Communities Inc ‡	2,000	92
American Homes 4 Rent, Cl A ‡	3,400	83
American Tower Corp, Cl A ‡	6,014	1,230
Americold Realty Trust ‡	2,600	84
Apartment Investment & Management Co, Cl A ‡	2,200	110
Apple Hospitality Inc ‡	3,200	51
AvalonBay Communities Inc ‡	1,935	393
Boston Properties Inc ‡	2,162	279
Brandywine Realty Trust ‡	2,000	29
Brixmor Property Group Inc ‡	3,900	70
Brookfield Property Inc, Cl A ‡	1,727	33
Camden Property Trust ‡	1,200	125
CBRE Group Inc, Cl A *‡	4,500	231
Colony Capital Inc ‡	7,400	37
Columbia Property Trust Inc ‡	1,700	35
CoreSite Realty Corp ‡	500	58
Corporate Office Properties Trust ‡	1,400	37
Cousins Properties ‡	2,000	72

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Crown Castle International Corp ‡	5,751	$750
CubeSmart ‡	2,400	80
CyrusOne Inc ‡	1,400	81
Digital Realty Trust Inc, Cl A ‡	2,864	337
Douglas Emmett Inc ‡	2,100	84
Duke Realty Corp ‡	5,100	161
Empire State Realty Trust Inc, Cl A ‡	2,300	34
EPR Properties, Cl A ‡	1,000	75
Equinix Inc ‡	1,196	603
Equity Commonwealth ‡	1,700	55
Equity LifeStyle Properties Inc ‡	1,200	146
Equity Residential ‡	4,983	378
Essex Property Trust Inc ‡	929	271
Extra Space Storage Inc ‡	1,700	180
Federal Realty Investment Trust ‡	1,046	135
Gaming and Leisure Properties Inc ‡	2,655	104
HCP Inc ‡	6,570	210
Healthcare Trust of America Inc, Cl A ‡	2,600	71
Highwoods Properties Inc ‡	1,300	54
Hospitality Properties Trust ‡	2,200	55
Host Hotels & Resorts Inc ‡	9,902	180
Howard Hughes Corp/The *	563	70
Hudson Pacific Properties Inc ‡	2,000	67
Invitation Homes Inc ‡	5,300	142
Iron Mountain Inc ‡	4,100	128
JBG SMITH Properties ‡	1,500	59
Jones Lang LaSalle Inc	643	90
Kilroy Realty Corp ‡	1,300	96
Kimco Realty Corp ‡	5,900	109
Lamar Advertising Co, Cl A ‡	1,200	97
Liberty Property Trust ‡	2,100	105
Life Storage Inc ‡	600	57
Macerich Co/The ‡	1,700	57
Medical Properties Trust Inc ‡	4,900	85
Mid-America Apartment Communities Inc ‡	1,600	188
National Retail Properties Inc ‡	2,100	111
Omega Healthcare Investors Inc ‡	2,754	101
Outfront Media Inc ‡	1,700	44
Paramount Group Inc ‡	3,200	45
Park Hotels & Resorts Inc ‡	2,900	80
Prologis Inc ‡	8,731	699
Public Storage ‡	2,088	497
Rayonier Inc ‡	1,800	55
Realty Income Corp ‡	4,081	281
Regency Centers Corp ‡	2,000	133
Retail Properties of America Inc, Cl A ‡	2,680	32
SBA Communications Corp, Cl A *‡	1,596	359
Simon Property Group Inc ‡	4,257	680
SITE Centers Corp ‡	2,000	26
SL Green Realty Corp ‡	1,135	91
Spirit Realty Capital Inc ‡	1,078	46
STORE Capital Corp ‡	2,500	83

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sun Communities Inc ‡	1,200	$154
Taubman Centers Inc ‡	700	29
UDR Inc ‡	3,800	171
Ventas Inc ‡	4,890	334
VEREIT Inc ‡	12,800	115
VICI Properties Inc ‡	5,294	117
Vornado Realty Trust ‡	2,400	154
Weingarten Realty Investors ‡	1,400	38
Welltower Inc ‡	5,600	457
Weyerhaeuser Co ‡	10,097	266
WP Carey Inc ‡	2,190	178

		14,029

Utilities — 3.1%
AES Corp	8,800	148
Alliant Energy Corp	3,200	157
Ameren Corp	3,425	257
American Electric Power Co Inc	6,829	601
American Water Works Co Inc	2,427	282
Aqua America Inc	3,100	128
Atmos Energy Corp	1,566	165
Avangrid Inc	800	40
CenterPoint Energy Inc	6,855	196
CMS Energy Corp	3,810	221
Consolidated Edison Inc	4,339	381
Dominion Energy Inc	11,002	851
DTE Energy Co	2,513	321
Duke Energy Corp	9,906	874
Edison International	4,363	294
Entergy Corp	2,435	251
Evergy Inc	3,617	218
Eversource Energy	4,398	333
Exelon Corp	13,339	640
FirstEnergy Corp	6,800	291
Hawaiian Electric Industries Inc	1,400	61
IDACORP Inc, Cl A	700	70
MDU Resources Group Inc	2,600	67
National Fuel Gas Co	1,100	58
NextEra Energy Inc	6,562	1,344
NiSource Inc	5,100	147
NRG Energy Inc	3,900	137
OGE Energy Corp	2,600	111
PG&E Corp *	7,206	165
Pinnacle West Capital Corp	1,500	141
PPL Corp	10,134	314
Public Service Enterprise Group Inc	6,880	405
Sempra Energy	3,814	524
Southern Co/The	14,352	793
UGI Corp	2,530	135
Vistra Energy Corp	5,669	128
WEC Energy Group Inc	4,385	366

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	7,090	$422

		12,037

Total Common Stock (Cost $353,986) ($ Thousands)		376,840

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
2.400% **†(C)	224,301	224

Total Affiliated Partnership (Cost $224) ($ Thousands)		224

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
2.140%**†	9,419,964	9,420

Total Cash Equivalent (Cost $9,420) ($ Thousands)		9,420

Total Investments in Securities — 99.3% (Cost $363,630) ($ Thousands)		$386,484

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	72	Sep-2019	$10,479	$10,599	$120
S&P Mid Cap 400 Index E-MINI	6	Sep-2019	1,151	1,170	19

			$11,630	$11,769	$139

Percentages are based on Net Assets of $389,095 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2019.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at July 31, 2019. The total market value of securities on loan at July 31, 2019, was $223 ($ Thousands).

(B)	Security is a Master Limited Partnership. At June 30, 2019, such securities amounted to $55 ($ Thousands), or 0.00% of the net assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2019 was $224 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of June 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$376,840	$–	$–	$376,840
Affiliated Partnership	–	224	–	224
Cash Equivalent	9,420	–	–	9,420

Total Investments in Securities	$386,260	$224	$–	$386,484

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$139	$–	$–	$139

Total Other Financial Instruments	$139	$–	$–	$139

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Large Cap Index Fund (Continued)

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Investment Co	$ 73	$ 31	$ —	$—	$(3)	$ 101	1,800	$ 1	$—
SEI Liquidity Fund, L.P.	173	1,887	(1,836)	—	—	224	224,301	8	—
SEI Daily Income Trust, Government Fund, Cl F	4,849	75,558	(70,987)	—	—	9,420	9,419,964	98	—

Totals	$5,095	$77,476	$(72,823)	$—	$(3)	$9,745	9,646,065	$107	$—

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.5%

Communication Services — 5.0%
Alphabet Inc, CI, A *	26,214	$28,385
Alphabet Inc, CI C *	26,751	28,915
AT&T Inc	723,566	24,247
BCE Inc	367,944	16,734
Cars.com Inc *	17,535	346
CenturyLink Inc	187,747	2,208
Charter Communications Inc, CI A *	14,857	5,871
Comcast Corp, Cl A	121,805	5,150
DISH Network Corp, CI A *	62,210	2,390
Electronic Arts Inc *	48,975	4,959
Facebook Inc, CI A *	173,490	33,484
Netflix Inc *	12,384	4,549
Omnicom Group Inc	128,737	10,550
TEGNA Inc	153,973	2,333
Tribune Media Co, CI A	101,329	4,683
TripAdvisor Inc *	104,329	4,829
Verizon Communications Inc	185,200	10,580
Viacom Inc, Cl B	93,199	2,784
Walt Disney Co/The	39,402	5,502

		198,499

Consumer Discretionary — 10.6%
Amazon.com Inc, CI A *	43,128	81,668
AutoZone Inc *	16,513	18,156
Best Buy Co Inc	186,465	13,002
Booking Holdings Inc *	2,537	4,756
CarMax Inc *	66,979	5,816
Darden Restaurants Inc	3,127	381
Dollar General Corp	420,873	56,885
Domino’s Pizza Inc	16,892	4,701
eBay Inc	127,055	5,019
General Motors Co	94,123	3,627
Genuine Parts Co	183,424	18,999
Graham Holdings Co, Cl B	809	558
Harley-Davidson Inc, CI A	48,308	1,731
Home Depot Inc/The	28,380	5,902
Kohl’s Corp	46,716	2,222
Lear Corp	115,549	16,092
Lowe’s Cos Inc	461,327	46,552
Macy’s Inc	115,047	2,469
Magna International Inc, Cl A	129,268	6,425
NIKE Inc, CI B	389,570	32,704
Norwegian Cruise Line Holdings Ltd *	285,518	15,312
O’Reilly Automotive Inc *	9,935	3,669
PulteGroup Inc	146,664	4,637
Ross Stores Inc	243,090	24,095
Starbucks Corp	68,046	5,704
Target Corp, Cl A	54,025	4,679
Tiffany & Co	39,063	3,658
TJX Cos Inc/The	374,562	19,807
TopBuild Corp *	51,618	4,272

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Whirlpool Corp	65,517	$9,327
Wyndham Destinations Inc	15,527	682
Yum China Holdings Inc	21,777	1,006

		424,513

Consumer Staples — 8.8%
Altria Group Inc	266,526	12,620
Archer-Daniels-Midland Co	146,608	5,982
Clorox Co/The	40,884	6,260
Coca-Cola	83,088	4,231
Colgate-Palmolive Co	60,000	4,300
Conagra Brands Inc	123,496	3,275
Constellation Brands Inc, Cl A	10,975	2,161
Costco Wholesale Corp	20,685	5,466
Diageo PLC ADR (A)	156,683	26,999
Estee Lauder Cos Inc/The, Cl A	35,000	6,409
Hershey Co/The	129,273	17,326
Ingredion Inc	22,400	1,848
JM Smucker Co/The	193,195	22,254
Kimberly-Clark Corp	166,165	22,146
Kraft Heinz Co/The	5,643	175
Kroger Co/The	864,549	18,769
Lamb Weston Holdings Inc	16,377	1,038
Molson Coors Brewing Co, Cl B	167,513	9,381
Mondelez International Inc, Cl A	99,290	5,352
PepsiCo Inc	208,706	27,368
Philip Morris International Inc	413,335	32,459
Procter & Gamble Co/The	233,806	25,637
Sysco Corp, Cl A	102,270	7,233
Tyson Foods Inc, Cl A	281,181	22,703
Unilever NV	408,590	24,810
Walgreens Boots Alliance Inc	184,087	10,064
Walmart Inc	222,560	24,591

		350,857

Energy — 5.4%
BP PLC ADR	265,989	11,092
Cabot Oil & Gas Corp	215,115	4,939
Canadian Natural Resources Ltd	438,313	11,821
Chevron Corp	389,036	48,412
ConocoPhillips	496,902	30,311
Devon Energy Corp	153,000	4,363
Exxon Mobil Corp	242,776	18,604
Halliburton Co	60,234	1,370
Kinder Morgan Inc/DE	286,047	5,973
Laredo Petroleum Inc *	2,451,025	7,108
Marathon Oil Corp	265,093	3,767
Marathon Petroleum Corp	270,228	15,100
Phillips 66	113,325	10,600
Royal Dutch Shell PLC ADR, CI A	238,440	15,515
Royal Dutch Shell PLC ADR, CI B	140,000	9,204

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valero Energy Corp	211,817	$18,134

		216,313

Financials — 17.6%
Aflac Inc	525,317	28,793
Allstate Corp/The	59,438	6,044
American Financial Group	39,790	4,077
Ameriprise Financial Inc	82,444	11,968
Assurant Inc	47,000	5,000
Banco Santander SA ADR	765,573	3,506
Bank of America Corp	1,550,747	44,972
BB&T Corp	41,703	2,049
Berkshire Hathaway Inc, CI B *	115,714	24,667
Blackstone Group LP/The (A)(B)	44,695	1,985
Capital One Financial Corp	113,167	10,269
Chubb Ltd	68,000	10,016
CIT Group Inc	121,866	6,403
Citigroup Inc	379,987	26,610
CME Group Inc	117,119	22,734
Discover Financial Services	241,586	18,744
Everest Re Group Ltd	57,218	14,143
FactSet Research Systems Inc	11,209	3,212
Fifth Third Bancorp	478,279	13,344
First Hawaiian Inc	334,488	8,653
First Republic Bank/CA	50,932	4,973
Goldman Sachs Group Inc/The	21,644	4,428
Hartford Financial Services Group Inc/The	101,910	5,678
HSBC Holdings PLC ADR	267,247	11,155
Huntington Bancshares Inc/OH	321,477	4,443
Intercontinental Exchange Inc	58,438	5,022
JPMorgan Chase & Co	478,943	53,546
KeyCorp	816,571	14,494
KKR & Co Inc	266,561	6,736
Lincoln National Corp	182,558	11,766
Markel Corp *	14,913	16,249
Marsh & McLennan Cos Inc	138,328	13,798
MFA Financial Inc *	1,247,149	8,955
Moody’s Corp	288,575	56,362
Morgan Stanley	311,935	13,666
MSCI Inc, CI A	225,501	53,847
PNC Financial Services Group Inc/The	46,966	6,447
Popular Inc	50,377	2,733
Progressive Corp/The	44,272	3,539
Prudential Financial Inc	112,425	11,355
Radian Group Inc	33,751	771
Regions Financial Corp	507,300	7,579
Reinsurance Group of America Inc, Cl A	61,098	9,533
S&P Global Inc	18,482	4,210
Santander Consumer USA Holdings Inc	152,330	3,650
State Street Corp	124,385	6,973
SunTrust Banks Inc	292,324	18,373
T Rowe Price Group Inc	24,474	2,685

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Travelers Cos Inc/The	120,419	$18,005
Unum Group	111,116	3,728
US Bancorp	319,903	16,763
Voya Financial Inc	294,050	16,261
Wells Fargo & Co	368,253	17,426
Zions Bancorp NA	29,946	1,377

		703,715

Health Care — 16.4%
Abbott Laboratories	274,129	23,054
AbbVie Inc	92,048	6,694
Alcon Inc *(A)	25,000	1,551
Allergan PLC	21,656	3,626
AmerisourceBergen Corp, Cl A	137,635	11,735
Amgen Inc, CI A	145,948	26,895
Anthem Inc	16,702	4,714
Baxter lnternational Inc	63,282	5,183
Becton Dickinson and Co	234,935	59,206
Biogen Inc *	59,530	13,922
Bristol-Myers Squibb Co	92,866	4,212
Cardinal Health Inc	72,515	3,415
Celgene Corp, CI A *	50,515	4,670
Centene Corp *	69,834	3,662
Cigna Corp	27,340	4,307
CVS Health Corp	242,996	13,241
Edwards Lifesciences Corp, CI A *	20,638	3,812
Eli Lilly & Co	169,143	18,739
Gilead Sciences Inc	166,507	11,249
HCA Healthcare Inc	109,165	14,756
Horizon Therapeutics Plc *	139,419	3,354
Humana Inc	25,179	6,680
IDEXX Laboratories Inc *	72,356	19,922
Intuitive Surgical Inc *	7,669	4,023
Jazz Pharmaceuticals PLC *	80,162	11,428
Johnson & Johnson	745,289	103,804
McKesson Corp	4,926	662
Merck & Co Inc	866,971	72,696
Mettler-Toledo International Inc *	28,371	23,832
Mylan NV *	182,443	3,474
Novartis AG ADR	159,076	14,525
Novo Nordisk A/S ADR	86,039	4,391
Pfizer Inc	791,349	34,281
Teleflex Inc	36,000	11,921
United Therapeutics Corp *	38,304	2,990
UnitedHealth Group Inc	343,376	83,787
Varian Medical Systems Inc *	44,957	6,120
Vertex Pharmaceuticals Inc *	9,535	1,749
Zoetis Inc, CI A	63,768	7,237

		655,519

Industrials — 10.1%
3M Co	130,142	22,559

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AerCap Holdings NV *	175,578	$9,132
AGCO Corp	52,600	4,080
Alaska Air Group Inc	67,899	4,339
Allison Transmission Holdings Inc	135,000	6,257
Arconic Inc	126,043	3,254
Boeing Co/The	35,817	13,038
Carlisle Cos Inc	37,409	5,253
Caterpillar Inc, CI A	32,511	4,431
Cummins Inc	8,214	1,407
Deere & Co	27,326	4,528
Delta Air Lines Inc, CI A	360,509	20,459
Eaton Corp PLC	178,693	14,881
Emerson Electric Co	110,811	7,393
Expeditors International of Washington Inc	158,200	12,001
FedEx Corp	20,626	3,387
Graco Inc	568,764	28,541
Harris Corp	25,220	4,770
HD Supply Holdings Inc *	149,033	6,003
Honeywell International Inc	109,277	19,079
Huntington Ingalls Industries Inc, Cl A	41,706	9,373
Illinois Tool Works Inc	143,062	21,575
Johnson Controls International plc	253,079	10,455
Lockheed Martin Corp	15,688	5,703
ManpowerGroup Inc	18,167	1,755
Middleby Corp/The *	198,419	26,926
Northrop Grumman Corp	16,563	5,352
Oshkosh Corp	61,954	5,173
PACCAR Inc	43,000	3,081
Raytheon Co	106,117	18,451
Robert Half International Inc	69,290	3,950
Roper Technologies Inc	67,713	24,800
Siemens AG ADR	100,588	6,001
Southwest Airlines Co, CI A	86,460	4,390
SPX Corp *	148,826	4,914
TransDigm Group Inc *	26,436	12,790
United Airlines Holdings Inc *	134,548	11,780
United Technologies Corp	81,889	10,662
Waste Management Inc	18,232	2,103
WW Grainger Inc	64,211	17,223

		401,249

Information Technology — 16.4%
Adobe Inc *	137,412	40,489
Analog Devices Inc	82,993	9,368
Apple Inc	266,564	52,758
Applied Materials Inc	507,844	22,807
ASML Holding NV, Cl G	27,764	5,773
Automatic Data Processing Inc	65,577	10,842
Broadcom Inc	17,131	4,931
Cisco Systems Inc	569,792	31,185
Citrix Systems Inc	44,716	4,388
Cognizant Technology Solutions Corp, Cl A	90,285	5,723

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Corning Inc, Cl B	386,336	$12,838
Dell Technologies Inc, CI C *	70,000	3,556
DXC Technology Co	38,661	2,132
Hewlett Packard Enterprise Co	307,307	4,594
HP Inc	480,394	9,988
Intel Corp	571,741	27,369
International Business Machines Corp	20,181	2,783
Intuit Inc	156,005	40,769
Juniper Networks Inc	66,060	1,759
Keysight Technologies Inc *	148,082	13,299
Lam Research Corp	22,006	4,134
Marvell Technology Group Ltd	264,770	6,320
Mastercard Inc, Cl A	247,290	65,416
Microchip Technology Inc (A)	298,826	25,908
Micron Technology Inc *	446,316	17,223
Microsoft Corp	531,353	71,180
Motorola Solutions Inc	22,111	3,687
Oracle Corp, Cl B	512,747	29,211
QUALCOMM Inc	79,861	6,075
Red Hat Inc *	16,812	3,157
salesforce.com Inc *	15,984	2,425
Seagate Technology PLC	112,151	5,285
ServiceNow Inc *	18,268	5,016
Tech Data Corp *	22,300	2,333
Teradyne Inc	80,000	3,833
Texas Instruments Inc	44,297	5,084
VeriSign Inc *	91,384	19,114
Visa Inc, CI A	304,204	52,794
Vishay Intertechnology Inc	88,686	1,465
Western Digital Corp	72,366	3,441
Xerox Corp	90,458	3,203
Xilinx Inc	30,000	3,538
Zendesk Inc *	63,012	5,610

		652,803

Materials — 4.1%
Cabot Corp	99,097	4,728
Celanese Corp, Cl A	28,298	3,051
Corteva Inc	64,004	1,893
Dow Inc	80,671	3,978
DuPont de Nemours Inc	64,004	4,805
Eastman Chemical Co	109,370	8,512
Ecolab Inc	134,113	26,479
Huntsman Corp	312,058	6,378
Ingevity Corp *	14,131	1,486
International Paper Co	367,473	15,919
Linde PLC	123,959	24,891
LyondellBasell Industries NV, Cl A	132,110	11,379
Owens-Illinois Inc	225,590	3,896
Sherwin-Williams Co/The, Cl A	89,695	41,106

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westrock Co	84,787	$3,092

		161,593

Real Estate — 3.1%
American Tower Corp, Cl A ‡	144,806	29,606
Brandywine Realty Trust ‡	24,300	348
CBRE Group Inc, CI A *‡	41,173	2,112
Crown Castle International Corp ‡	40,644	5,298
Equinix Inc ‡	1,986	1,002
Equity Commonwealth ‡	237,285	7,717
HCP Inc ‡	775,087	24,787
Hospitality Properties Trust ‡	97,540	2,438
Host Hotels & Resorts Inc ‡	141,505	2,578
Omega Healthcare Investors Inc ‡	66,265	2,435
Public Storage ‡	4,106	978
SBA Communications Corp, Cl A *‡	25,216	5,670
Senior Housing Properties Trust ‡	323,787	2,678
Simon Property Group Inc ‡	6,723	1,074
VEREIT Inc ‡	1,613,897	14,541
Weingarten Realty lnvestors ‡	26,931	738
Welltower Inc ‡	95,878	7,817
WP Carey Inc ‡	124,000	10,066

		121,883

Utilities — 2.0%
Ameren Corp	65,226	4,899
American Electric Power Co Inc	57,553	5,065
Edison International	58,113	3,917

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entergy Corp	170,852	$17,586
Exelon Corp	317,795	15,235
FirstEnergy Corp	511,649	21,904
NextEra Energy Inc	26,217	5,371
OGE Energy Corp	138,000	5,873

		79,850

Total Common Stock (Cost $2,143,881) ($ Thousands)		3,966,794

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P.
2.400%**†(C)	33,579,201	33,581

Total Affiliated Partnership (Cost $33,577) ($ Thousands)		33,581

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, CI F
2.140%**†	20,527,703	20,528

Total Cash Equivalent (Cost $20,528) ($ Thousands)		20,528

Total Investments in Securities — 100.8% (Cost $2,197,986) ($ Thousands)		$4,020,903

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 lndex E-MINI	37	Sep-2019	$5,356	$5,447	$91
S&P Mid Cap 400 lndex E-MINI	3	Sep-2019	573	585	12

			$5,929	$6,032	$103

Percentages are based on Net Assets of $3,988,969 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2019.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $37,678 ($ Thousands).

(B)	Security is a Master Limited Partnership. At June 30, 2019, such securities amounted to $1,985 ($ Thousands), or 0.0% of the net assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2019 was $33,581 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Large Cap Fund (Continued)

The following is a list of the levels of inputs used as of June 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,966,794	$–	$–	$3,966,794
Affiliated Partnership	–	33,581	–	33,581
Cash Equivalent	20,528	–	–	20,528

Total Investments in Securities	$3,987,322	$33,581	$–	$4,020,903

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$103	$–	$–	$103

Total Other Financial Instruments	$103	$–	$–	$103

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$37,560	$289,124	$(293,117)	$10	$ 4	$33,581	33,579,201	$143	$—
SEI Daily Income Trust, Government Fund, Cl F	14,303	358,117	(351,892)	—	—	20,528	20,527,703	663	—

Totals	$51,863	$647,241	$(645,009)	$10	$ 4	$54,109	54,106,904	$806	$—

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.9%

Communication Services — 10.1%
Activision Blizzard Inc	25,900	$1,222
Alphabet Inc, Cl A *	10,245	11,093
Alphabet Inc, Cl C *	10,490	11,339
AT&T Inc	249,693	8,367
CBS Corp, Cl B	11,726	585
CenturyLink Inc	32,370	381
Charter Communications Inc, Cl A *	5,900	2,332
Comcast Corp, Cl A	155,496	6,574
Discovery Inc, Cl A *	5,600	172
Discovery Inc, Cl C *	12,904	367
DISH Network Corp, Cl A *	8,100	311
Electronic Arts Inc *	10,378	1,051
Facebook Inc, Cl A *	82,309	15,886
Fox Corp	17,619	645
Interpublic Group of Cos Inc/The	13,301	300
Netflix Inc *	14,900	5,473
News Corp, Cl A	13,975	189
News Corp, Cl B	4,000	56
Omnicom Group Inc	7,604	623
Take-Two Interactive Software Inc, Cl A *	3,800	431
TripAdvisor Inc *	3,455	160
Twitter Inc *	24,500	855
Verizon Communications Inc	141,496	8,084
Viacom Inc, Cl B	11,901	355
Walt Disney Co/The	59,693	8,336

		85,187

Consumer Discretionary — 10.1%
Advance Auto Parts Inc	2,500	385
Amazon.com Inc, Cl A *	14,150	26,795
Aptiv PLC	9,000	727
AutoZone Inc *	868	954
Best Buy Co Inc	8,054	562
Booking Holdings Inc *	1,481	2,776
BorgWarner Inc	7,200	302
Capri Holdings Ltd *	5,500	191
CarMax Inc *	5,900	512
Carnival Corp	13,684	637
Chipotle Mexican Grill Inc, Cl A *	849	622
Darden Restaurants Inc	4,218	513
Dollar General Corp	9,081	1,227
Dollar Tree Inc *	8,254	886
DR Horton Inc	11,558	499
eBay Inc	29,049	1,147
Expedia Group Inc	4,055	539
Foot Locker Inc, Cl A	4,000	168
Ford Motor Co	132,837	1,359
Gap Inc/The	6,931	125
Garmin Ltd	4,305	344
General Motors Co	44,613	1,719
Genuine Parts Co	5,136	532

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
H&R Block Inc	6,813	$200
Hanesbrands Inc	11,700	202
Harley-Davidson Inc, Cl A	5,408	194
Hasbro Inc	3,896	412
Hilton Worldwide Holdings Inc	10,100	987
Home Depot Inc/The	37,745	7,850
Kohl’s Corp	5,656	269
L Brands Inc	8,027	210
Leggett & Platt Inc	4,259	163
Lennar Corp, Cl A	9,716	471
LKQ Corp *	10,600	282
Lowe’s Cos Inc	27,249	2,750
Macy’s Inc	10,864	233
Marriott International Inc/MD, Cl A	9,624	1,350
McDonald’s Corp	26,111	5,422
MGM Resorts International	17,100	489
Mohawk Industries Inc *	2,100	310
Newell Brands Inc, Cl B	14,155	218
NIKE Inc, Cl B	42,994	3,609
Nordstrom Inc	3,907	125
Norwegian Cruise Line Holdings Ltd *	7,500	402
O’Reilly Automotive Inc *	2,700	997
PulteGroup Inc	8,799	278
PVH Corp	2,559	242
Ralph Lauren Corp, Cl A	1,805	205
Ross Stores Inc	12,636	1,253
Royal Caribbean Cruises Ltd	5,800	703
Starbucks Corp	41,634	3,490
Tapestry Inc	10,019	318
Target Corp, Cl A	17,728	1,535
Tiffany & Co	3,778	354
TJX Cos Inc/The	42,086	2,226
Tractor Supply Co	4,200	457
Ulta Beauty Inc *	1,900	659
Under Armour Inc, Cl A *	6,005	152
Under Armour Inc, Cl C *	6,449	143
VF Corp	10,965	958
Whirlpool Corp	2,105	300
Wynn Resorts Ltd	3,300	409
Yum! Brands Inc	10,370	1,148

		85,496

Consumer Staples — 7.2%
Altria Group Inc	63,973	3,029
Archer-Daniels-Midland Co	18,875	770
Brown-Forman Corp, Cl B	5,865	325
Campbell Soup Co	6,784	272
Church & Dwight Co Inc	8,400	614
Clorox Co/The	4,342	665
Coca-Cola Co/The	131,049	6,673
Colgate-Palmolive Co	29,295	2,100
Conagra Brands Inc	16,365	434

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Constellation Brands Inc, Cl A	5,613	$1,105
Costco Wholesale Corp	15,018	3,969
Coty Inc, Cl A (A)	10,291	138
Estee Lauder Cos Inc/The, Cl A	7,500	1,373
General Mills Inc	20,186	1,060
Hershey Co/The	4,812	645
Hormel Foods Corp	9,708	394
JM Smucker Co/The	3,953	455
Kellogg Co	8,867	475
Kimberly-Clark Corp	11,703	1,560
Kraft Heinz Co/The	21,008	652
Kroger Co/The	27,236	591
Lamb Weston Holdings Inc	4,900	310
McCormick & Co Inc/MD	4,066	630
Molson Coors Brewing Co, Cl B	6,351	356
Mondelez International Inc, Cl A	49,220	2,653
Monster Beverage Corp *	13,154	840
PepsiCo Inc	48,015	6,296
Philip Morris International Inc	53,087	4,169
Procter & Gamble Co/The	86,008	9,431
Sysco Corp, Cl A	16,020	1,133
Tyson Foods Inc, Cl A	10,103	816
Walgreens Boots Alliance Inc	27,257	1,490
Walmart Inc	48,061	5,310

		60,733

Energy — 5.0%
Anadarko Petroleum Corp, Cl A	17,036	1,202
Apache Corp	12,500	362
Baker Hughes a GE Co, Cl A	17,749	437
Cabot Oil & Gas Corp	14,813	340
Chevron Corp	65,323	8,129
Cimarex Energy Co	3,604	214
Concho Resources Inc	7,000	722
ConocoPhillips	38,660	2,358
Devon Energy Corp	14,213	405
Diamondback Energy Inc, Cl A	5,400	589
EOG Resources Inc	19,697	1,835
Exxon Mobil Corp	144,546	11,077
Halliburton Co	30,442	692
Helmerich & Payne Inc	3,905	198
Hess Corp	8,575	545
HollyFrontier Corp	5,400	250
Kinder Morgan Inc/DE	66,182	1,382
Marathon Oil Corp	28,156	400
Marathon Petroleum Corp	22,760	1,272
National Oilwell Varco Inc, Cl A	12,968	288
Noble Energy Inc	17,200	385
Occidental Petroleum Corp	25,464	1,280
ONEOK Inc	13,909	957
Phillips 66	14,175	1,326
Pioneer Natural Resources Co	5,804	893

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Schlumberger Ltd, Cl A	47,100	$1,872
TechnipFMC PLC	14,200	368
Valero Energy Corp	14,108	1,208
Williams Cos Inc/The	41,069	1,152

		42,138

Financials — 13.0%
Affiliated Managers Group Inc	1,800	166
Aflac Inc	25,434	1,394
Allstate Corp/The	11,259	1,145
American Express Co	23,528	2,904
American International Group Inc	29,630	1,579
Ameriprise Financial Inc	4,684	680
Aon PLC	8,129	1,569
Arthur J Gallagher & Co	6,200	543
Assurant Inc	2,205	235
Bank of America Corp	303,345	8,797
Bank of New York Mellon Corp/The	29,799	1,316
BB&T Corp	25,806	1,268
Berkshire Hathaway Inc, Cl B *	66,217	14,115
BlackRock Inc	4,161	1,953
Capital One Financial Corp	15,866	1,440
Cboe Global Markets Inc	3,900	404
Charles Schwab Corp/The	40,236	1,617
Chubb Ltd	15,634	2,303
Cincinnati Financial Corp	5,183	537
Citigroup Inc	79,451	5,564
Citizens Financial Group Inc	15,800	559
CME Group Inc	12,140	2,356
Comerica Inc	5,592	406
Discover Financial Services	11,030	856
E*TRADE Financial Corp	8,752	390
Everest Re Group Ltd	1,400	346
Fifth Third Bancorp	26,111	728
First Republic Bank/CA	5,500	537
Franklin Resources Inc	10,050	350
Goldman Sachs Group Inc/The	11,665	2,387
Hartford Financial Services Group Inc/The	12,186	679
Huntington Bancshares Inc/OH	35,114	485
Intercontinental Exchange Inc	19,305	1,659
Invesco Ltd	14,200	291
Jefferies Financial Group Inc	8,613	166
JPMorgan Chase & Co	110,976	12,407
KeyCorp	34,483	612
Lincoln National Corp	7,098	457
Loews Corp	9,362	512
M&T Bank Corp	4,725	804
MarketAxess Holdings Inc	1,300	418
Marsh & McLennan Cos Inc	17,459	1,742
MetLife Inc	32,439	1,611
Moody’s Corp	5,608	1,095
Morgan Stanley	44,161	1,935

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSCI Inc, Cl A	2,800	$669
Nasdaq Inc, Cl A	4,000	385
Northern Trust Corp	7,509	676
People’s United Financial Inc	14,200	238
PNC Financial Services Group Inc/The	15,384	2,112
Principal Financial Group Inc, Cl A	8,757	507
Progressive Corp/The	19,885	1,589
Prudential Financial Inc	13,866	1,400
Raymond James Financial Inc	4,500	380
Regions Financial Corp	34,463	515
S&P Global Inc	8,421	1,918
State Street Corp	13,191	739
SunTrust Banks Inc	15,296	961
SVB Financial Group, Cl B *	1,800	404
Synchrony Financial	21,963	761
T Rowe Price Group Inc	8,208	901
Torchmark Corp, Cl A	3,539	317
Travelers Cos Inc/The	8,956	1,339
Unum Group	7,261	244
US Bancorp	51,223	2,684
Wells Fargo & Co	139,415	6,597
Willis Towers Watson PLC	4,421	847
Zions Bancorp NA	6,460	297

		109,797

Health Care — 14.0%
Abbott Laboratories	60,319	5,073
AbbVie Inc	50,368	3,663
ABIOMED Inc *	1,600	417
Agilent Technologies Inc	10,915	815
Alexion Pharmaceuticals Inc *	7,500	982
Align Technology Inc *	2,459	673
Allergan PLC	10,553	1,767
AmerisourceBergen Corp, Cl A	5,296	451
Amgen Inc, Cl A	20,829	3,838
Anthem Inc	8,802	2,484
Baxter International Inc	16,135	1,321
Becton Dickinson and Co	9,171	2,311
Biogen Inc *	6,700	1,567
Boston Scientific Corp *	47,112	2,025
Bristol-Myers Squibb Co	55,592	2,521
Cardinal Health Inc	10,159	478
Celgene Corp, Cl A *	24,005	2,219
Centene Corp *	13,900	729
Cerner Corp	11,200	821
Cigna Corp	12,907	2,033
Cooper Cos Inc/The, Cl A	1,700	573
CVS Health Corp	44,176	2,407
Danaher Corp, Cl A	21,396	3,058
DaVita Inc *	4,605	259
DENTSPLY SIRONA Inc	7,909	462
Edwards Lifesciences Corp, Cl A *	7,000	1,293

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eli Lilly & Co	29,506	$3,269
Gilead Sciences Inc	43,466	2,936
HCA Healthcare Inc	9,105	1,231
Henry Schein Inc *	5,300	370
Hologic Inc *	9,100	437
Humana Inc	4,601	1,221
IDEXX Laboratories Inc *	2,900	798
Illumina Inc *	5,000	1,841
Incyte Corp *	6,000	510
Intuitive Surgical Inc *	3,960	2,077
IQVIA Holdings Inc *	5,300	853
Johnson & Johnson	90,854	12,654
Laboratory Corp of America Holdings *	3,363	581
McKesson Corp	6,569	883
Medtronic PLC	45,772	4,458
Merck & Co Inc	87,974	7,377
Mettler-Toledo International Inc *	862	724
Mylan NV *	18,315	349
Nektar Therapeutics, Cl A *	5,800	206
PerkinElmer Inc	3,940	380
Perrigo Co PLC	4,404	210
Pfizer Inc	189,956	8,229
Quest Diagnostics Inc	4,624	471
Regeneron Pharmaceuticals Inc *	2,700	845
ResMed Inc	5,000	610
Stryker Corp	10,546	2,168
Teleflex Inc	1,600	530
Thermo Fisher Scientific Inc	13,752	4,039
UnitedHealth Group Inc	32,728	7,986
Universal Health Services Inc, Cl B	2,900	378
Varian Medical Systems Inc *	3,105	423
Vertex Pharmaceuticals Inc *	8,800	1,614
Waters Corp *	2,497	537
WellCare Health Plans Inc *	1,700	485
Zimmer Biomet Holdings Inc	6,860	808
Zoetis Inc, Cl A	16,246	1,844

		118,572

Industrials — 9.3%
3M Co	19,601	3,398
Alaska Air Group Inc	4,400	281
Allegion PLC	3,170	350
American Airlines Group Inc	13,909	454
AMETEK Inc	7,600	690
AO Smith Corp	4,800	226
Arconic Inc	13,678	353
Boeing Co/The	17,941	6,531
Caterpillar Inc, Cl A	19,606	2,672
CH Robinson Worldwide Inc	4,605	388
Cintas Corp	2,912	691
Copart Inc *	6,700	501
CSX Corp	26,372	2,040

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cummins Inc	4,844	$830
Deere & Co	10,806	1,791
Delta Air Lines Inc, Cl A	20,913	1,187
Dover Corp	4,937	495
Eaton Corp PLC	14,315	1,192
Emerson Electric Co	20,815	1,389
Equifax Inc	4,030	545
Expeditors International of Washington Inc	5,909	448
Fastenal Co, Cl A	19,318	630
FedEx Corp	8,105	1,331
Flowserve Corp	4,300	227
Fortive Corp	9,987	814
Fortune Brands Home & Security Inc	5,000	286
General Dynamics Corp	9,330	1,696
General Electric Co	296,609	3,114
Harris Corp	4,100	775
Honeywell International Inc	24,851	4,339
Huntington Ingalls Industries Inc, Cl A	1,400	315
IHS Markit Ltd *	12,300	784
Illinois Tool Works Inc	10,229	1,543
Ingersoll-Rand PLC	8,204	1,039
Jacobs Engineering Group Inc	4,004	338
JB Hunt Transport Services Inc	2,951	270
Johnson Controls International PLC	27,709	1,145
Kansas City Southern	3,400	414
L3 Technologies Inc	2,623	643
Lockheed Martin Corp	8,336	3,030
Masco Corp	10,268	403
Nielsen Holdings PLC	12,400	280
Norfolk Southern Corp	9,130	1,820
Northrop Grumman Corp	5,823	1,881
PACCAR Inc	11,891	852
Parker-Hannifin Corp, Cl A	4,471	760
Pentair PLC	5,266	196
Quanta Services Inc	4,800	183
Raytheon Co	9,573	1,665
Republic Services Inc	7,383	640
Robert Half International Inc	4,032	230
Rockwell Automation Inc	4,130	677
Rollins Inc	4,900	176
Roper Technologies Inc	3,500	1,282
Snap-on Inc	1,953	323
Southwest Airlines Co, Cl A	17,262	877
Stanley Black & Decker Inc	5,140	743
Textron Inc	8,207	435
TransDigm Group Inc *	1,700	822
Union Pacific Corp	24,193	4,091
United Airlines Holdings Inc *	7,800	683
United Parcel Service Inc, Cl B	23,724	2,450
United Rentals Inc *	2,800	371
United Technologies Corp	27,644	3,599
Verisk Analytics Inc, Cl A	5,600	820

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wabtec Corp	5,290	$380
Waste Management Inc	13,228	1,526
WW Grainger Inc	1,565	420
Xylem Inc/NY	6,100	510

		78,280

Information Technology — 21.2%
Accenture PLC, Cl A	21,804	4,029
Adobe Inc *	16,641	4,903
Advanced Micro Devices Inc *	29,600	899
Akamai Technologies Inc *	5,504	441
Alliance Data Systems Corp	1,600	224
Amphenol Corp, Cl A	10,009	960
Analog Devices Inc	12,471	1,408
ANSYS Inc *	2,800	574
Apple Inc	149,782	29,645
Applied Materials Inc	32,150	1,444
Arista Networks Inc *	1,800	467
Autodesk Inc, Cl A *	7,417	1,208
Automatic Data Processing Inc	14,859	2,457
Broadcom Inc	13,546	3,899
Broadridge Financial Solutions Inc	3,944	504
Cadence Design Systems Inc *	9,300	659
Cisco Systems Inc	146,861	8,038
Citrix Systems Inc	4,342	426
Cognizant Technology Solutions Corp, Cl A	19,505	1,236
Corning Inc, Cl B	27,208	904
DXC Technology Co	9,030	498
F5 Networks Inc, Cl A *	2,100	306
Fidelity National Information Services Inc, Cl B	10,965	1,345
Fiserv Inc, Cl A *	13,220	1,205
FleetCor Technologies Inc *	2,900	814
FLIR Systems Inc	4,900	265
Fortinet Inc *	4,900	376
Gartner Inc *	3,100	499
Global Payments Inc	5,400	865
Hewlett Packard Enterprise Co	47,591	711
HP Inc	53,091	1,104
Intel Corp	153,163	7,332
International Business Machines Corp	30,333	4,183
Intuit Inc	8,786	2,296
IPG Photonics Corp *	1,300	201
Jack Henry & Associates Inc	2,700	362
Juniper Networks Inc	11,600	309
Keysight Technologies Inc *	6,600	593
KLA-Tencor Corp	5,671	670
Lam Research Corp	5,122	962
Mastercard Inc, Cl A	30,817	8,152
Maxim Integrated Products Inc	9,400	562
Microchip Technology Inc (A)	8,004	694
Micron Technology Inc *	37,969	1,465

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microsoft Corp	262,471	$35,161
Motorola Solutions Inc	5,689	949
NetApp Inc	8,285	511
NVIDIA Corp	20,665	3,394
Oracle Corp, Cl B	83,423	4,753
Paychex Inc	10,769	886
PayPal Holdings Inc *	40,049	4,584
Qorvo Inc *	4,200	280
QUALCOMM Inc	41,254	3,138
Red Hat Inc *	6,100	1,145
salesforce.com Inc *	26,709	4,053
Seagate Technology PLC	9,100	429
Skyworks Solutions Inc	6,004	464
Symantec Corp, Cl A	21,647	471
Synopsys Inc *	5,100	656
TE Connectivity Ltd	11,709	1,122
Texas Instruments Inc	31,966	3,668
Total System Services Inc	5,389	691
VeriSign Inc *	3,500	732
Visa Inc, Cl A	59,718	10,364
Western Digital Corp	9,674	460
Western Union Co/The	14,534	289
Xerox Corp	6,676	236
Xilinx Inc	8,609	1,015

		179,545

Materials — 2.8%
Air Products & Chemicals Inc	7,526	1,704
Albemarle Corp	3,600	253
Amcor PLC *	55,132	633
Avery Dennison Corp	3,015	349
Ball Corp	11,572	810
Celanese Corp, Cl A	4,400	474
CF Industries Holdings Inc	7,750	362
Corteva Inc	25,573	756
Dow Inc	25,406	1,253
DuPont de Nemours Inc	25,573	1,920
Eastman Chemical Co	4,820	375
Ecolab Inc	8,634	1,705
FMC Corp	4,500	373
Freeport-McMoRan Inc, Cl B	48,736	566
International Flavors & Fragrances Inc	3,494	507
International Paper Co	13,474	584
Linde PLC	18,820	3,779
LyondellBasell Industries NV, Cl A	10,304	887
Martin Marietta Materials Inc, Cl A	2,119	488
Mosaic Co/The	11,909	298
Newmont Goldcorp Corp	27,425	1,055
Nucor Corp	10,495	578
Packaging Corp of America	3,200	305
PPG Industries Inc	8,190	956
Sealed Air Corp	5,328	228

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sherwin-Williams Co/The, Cl A	2,816	$1,291
Vulcan Materials Co	4,449	611
Westrock Co	8,784	320

		23,420

Real Estate — 3.0%
Alexandria Real Estate Equities Inc ‡	3,900	550
American Tower Corp, Cl A ‡	15,000	3,067
Apartment Investment & Management Co, Cl A ‡	5,140	258
AvalonBay Communities Inc ‡	4,708	957
Boston Properties Inc ‡	5,300	684
CBRE Group Inc, Cl A *‡	10,509	539
Crown Castle International Corp ‡	14,204	1,851
Digital Realty Trust Inc, Cl A ‡	7,069	833
Duke Realty Corp ‡	12,000	379
Equinix Inc ‡	2,916	1,471
Equity Residential ‡	12,544	952
Essex Property Trust Inc ‡	2,200	642
Extra Space Storage Inc ‡	4,300	456
Federal Realty Investment Trust ‡	2,600	335
HCP Inc ‡	16,300	521
Host Hotels & Resorts Inc ‡	25,174	459
Iron Mountain Inc ‡	9,638	302
Kimco Realty Corp ‡	14,013	259
Macerich Co/The ‡	3,504	117
Mid-America Apartment Communities Inc ‡	3,900	459
Prologis Inc ‡	21,399	1,714
Public Storage ‡	5,066	1,207
Realty Income Corp ‡	10,500	724
Regency Centers Corp ‡	5,899	394
SBA Communications Corp, Cl A *‡	3,900	877
Simon Property Group Inc ‡	10,506	1,678
SL Green Realty Corp ‡	3,000	241
UDR Inc ‡	9,500	426
Ventas Inc ‡	12,632	863
Vornado Realty Trust ‡	6,077	390
Welltower Inc ‡	13,900	1,133
Weyerhaeuser Co ‡	24,861	655

		25,393

Utilities — 3.2%
AES Corp/VA	22,990	385
Alliant Energy Corp	7,900	388
Ameren Corp	8,353	627
American Electric Power Co Inc	16,715	1,471
American Water Works Co Inc	6,300	731
Atmos Energy Corp	3,900	412
CenterPoint Energy Inc	17,185	492
CMS Energy Corp	9,601	556
Consolidated Edison Inc	11,033	967
Dominion Energy Inc	27,187	2,102

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DTE Energy Co	6,245	$799
Duke Energy Corp	24,716	2,181
Edison International	11,157	752
Entergy Corp	6,564	676
Evergy Inc	8,599	517
Eversource Energy	10,735	813
Exelon Corp	32,955	1,580
FirstEnergy Corp	17,323	742
NextEra Energy Inc	16,320	3,343
NiSource Inc	12,592	363
NRG Energy Inc	10,013	352
Pinnacle West Capital Corp	3,949	371
PPL Corp	24,471	759
Public Service Enterprise Group Inc	17,130	1,008
Sempra Energy	9,345	1,284
Southern Co/The	35,235	1,948
WEC Energy Group Inc	10,619	885
Xcel Energy Inc	17,336	1,031

		27,535

Total Common Stock (Cost $322,397) ($ Thousands)		836,096

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
United States Treasury Bills 2.130%, 11/29/2019 (B)	$800	$793

Total U.S. Treasury Obligation (Cost $793) ($ Thousands)		793

	Shares

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
2.400% **†(C)	807,882	808

Total Affiliated Partnership (Cost $808) ($ Thousands)		808

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
2.140%**†	8,317,933	8,318

Total Cash Equivalent (Cost $8,318) ($ Thousands)		8,318

Total Investments in Securities — 100.1% (Cost $332,316) ($ Thousands)		$846,015

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	72	Sep-2019	$10,421	$10,599	$178

			$10,421	$10,599	$178

Percentages are based on Net Assets of $844,875 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2019.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $788 ($ Thousands).

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2019 was $808 ($ Thousands).

Cl	— Class

L.P. — Limited	Partnership

Ltd	— Limited

PLC — Public	Limited Company

S&P — Standard	& Poor’s

The following is a list of the levels of inputs used as of June 30, 2019 in valuing the fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$836,096	$–	$–	$836,096
U.S. Treasury Obligation	–	793	–	793
Affiliated Partnership	–	808	–	808
Cash Equivalent	8,318	–	–	8,318

Total Investments in Securities	$844,414	$1,601	$–	$846,015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$178	$–	$–	$178

Total Other Financial Instruments	$178	$–	$–	$178

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

S&P 500 Index Fund (Continued)

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$1,791	$9,656	$(10,640)	$1	$—	$ 808	807,882	$19	$—
SEI Daily Income Trust, Government Fund, Cl F	18,431	83,096	(93,209)	—	—	8,318	8,317,933	167	—

Totals	$20,222	$92,752	$(103,849)	$1	$—	$9,126	9,125,815	$186	$—

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Communication Services — 2.5%
Bandwidth Inc, CI A *	8,524	$639
Boingo Wireless Inc *	68,735	1,235
Cable One Inc	1,746	2,045
Cargurus Inc, CI A *	13,899	502
Central European Media Enterprises, CI A *	38,415	167
Cogent Communications Holdings Inc	43,520	2,583
Criteo SA ADR *(A)	28,561	492
Fluent Inc *	13,296	72
Gogo Inc *(A)	27,638	110
Meet Group Inc/The *	33,984	118
National CineMedia Inc	15,262	100
Nexstar Media Group Inc, CI A	18,243	1,843
QuinStreet Inc *	543	9
Rosetta Stone Inc *	29,117	666
Shenandoah Telecommunications Co	4,376	169
Sinclair Broadcast Group Inc, CI A	22,059	1,183
TechTarget Inc *	4,383	93
Travelzoo *	2,879	44
Tribune Media Co, CI A	27,133	1,254
Vonage Holdings Corp *	145,595	1,650
Zynga Inc, CI A *	146,214	896

		15,870

Consumer Discretionary — 13.2%
Aaron’s Inc	11,488	706
Abercrombie & Fitch Co, CI A	3,576	57
Advance Auto Parts Inc	6,467	997
Asbury Automotive Group Inc *	7,351	620
Bed Bath & Beyond Inc	3,000	35
Big Lots Inc	33,422	956
Bloomin’ Brands Inc	173,480	3,281
Boot Barn Holdings Inc *	1,077	38
Bright Horizons Family Solutions Inc *	5,048	762
Brinker International Inc (A)	7,956	313
Callaway Golf Co	53,560	919
Career Education Corp *	39,972	762
Carter’s Inc	12,420	1,211
Cheesecake Factory Inc/The (A)	32,425	1,418
Chegg Inc *	13,123	506
Churchill Downs Inc	7,065	813
Clarus Corp	10,228	148
Conn’s Inc *	56,066	999
Container Store Group *	8,082	59
Cooper Tire & Rubber Co	47,984	1,514
Core-Mark Holding Co Inc, CI A	45,784	1,819
Crocs Inc *	24,919	492
Dave & Buster’s Entertainment Inc	22,669	917
Deckers Outdoor Corp *	8,856	1,558
Del Frisco’s Restaurant Group Inc *(A)	65,408	521
Domino’s Pizza Inc	7,732	2,152
Eldorado Resorts Inc *(A)	47,040	2,167

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ethan Allen Interiors Inc	10,607	$223
Etsy Inc *	18,686	1,147
Everi Holdings Inc *	87,688	1,046
Expedia Group Inc	1,382	184
Five Below Inc *	931	112
Fox Factory Holding Corp *	5,969	493
Frontdoor Inc *	16,237	707
Funko Inc, CI A *	5,088	123
Gentherm Inc *	16,168	676
Grand Canyon Education Inc *	2,710	317
GrubHub Inc *	9,401	733
Haverty Furniture Cos Inc	2,834	48
Helen of Troy Ltd *	3,579	467
Hibbett Sports Inc *	8,066	147
iRobot Corp *(A)	6,002	550
Jack in the Box Inc	23,532	1,915
K12 Inc *	15,677	477
LCI Industries	12,453	1,121
LKQ Corp *	43,929	1,169
Lovesac *	16,993	528
Malibu Boats Inc, CI A *	6,661	259
Marine Products Corp	2,874	44
MasterCraft Boat Holdings Inc *	6,687	131
Matthews International Corp, CI A	20,560	717
Michaels Cos Inc/The *	49,905	434
Modine Manufacturing Co *	347,961	4,979
Monro Inc	5,947	507
Murphy USA Inc *	24,691	2,075
Oxford Industries Inc, CI A	10,270	778
Planet Fitness Inc, CI A *	21,008	1,522
PlayAGS Inc *	57,917	1,127
Polaris Industries Inc	6,257	571
Pool Corp	17,449	3,333
Rent-A-Center Inc/TX *	46,134	1,229
Rocky Brands Inc	1,590	43
Roku, CI A *	1,056	96
Rubicon Project Inc/The *	81,509	518
Sally Beauty Holdings Inc *	1,125	15
Service Corp International/US	46,873	2,193
ServiceMaster Global Holdings Inc *	13,551	706
Shoe Carnival Inc (A)	5,334	147
Shutterfly Inc *	18,400	930
Shutterstock Inc	11,650	457
Six Flags Entertainment Corp	18,653	927
Skechers U.S.A. Inc, CI A *	152,410	4,799
Skyline Champion Corp *	1,360	37
Sleep Number Corp *	4,572	185
Sonic Automotive Inc, CI A	2,790	65
Steven Madden Ltd	19,557	664
Strategic Education Inc	21,807	3,882
Tractor Supply Co	23,163	2,520
Urban Outfitters Inc *	135,124	3,074

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vail Resorts Inc	4,590	$1,024
Vera Bradley Inc *	9,017	108
Vista Outdoor Inc *	55,203	490
Wendy’s Co/The	34,022	666
Wingstop Inc, CI A	9,719	921
Wyndham Hotels & Resorts Inc	33,381	1,861
YETI Holdings Inc *(A)	26,506	767

		82,724

Consumer Staples — 4.3%
Andersons Inc/The	34,005	926
Boston Beer Co Inc/The, CI A *	187	71
Calavo Growers Inc	23,755	2,298
Cal-Maine Foods Inc	20,323	848
Casey’s General Stores Inc	17,133	2,673
Chefs’ Warehouse Inc/The *	5,699	200
Church & Dwight Co Inc	32,933	2,406
Darling Ingredients Inc *	111,424	2,216
Freshpet Inc *	13,630	620
Hain Celestial Group Inc/The *	113,140	2,478
Hostess Brands Inc, CI A *	107,849	1,557
J&J Snack Foods Corp	12,598	2,028
Lancaster Colony Corp	250	37
Medifast Inc	8,610	1,105
Natural Grocers by Vitamin Cottage Inc *	5,431	55
Performance Food Group Co *	36,834	1,475
Pilgrim’s Pride Corp *	57,481	1,459
Sanderson Farms Inc	5,676	775
Simply Good Foods Co/The *	41,784	1,006
Spectrum Brands Holdings Inc	14,902	801
TreeHouse Foods Inc *	35,886	1,941
Village Super Market Inc, CI A	4,166	110

		27,085

Energy — 1.9%
Antero Midstream Corp (A)	132,552	1,519
Arch Coal Inc	3,506	330
Cabot Oil & Gas Corp	70,228	1,613
Callon Petroleum Co *	137,339	905
Carrizo Oil & Gas Inc *	101,736	1,019
Clean Energy Fuels *	13,000	35
DHT Holdings Inc	39,610	234
DMC Global Inc	10,463	663
Evolution Petroleum Corp	16,448	118
Gulfport Energy Corp *	369,900	1,816
Helix Energy Solutions Group Inc *	37,916	327
Phillips 66 Partners LP (B)	29,707	1,466
ProPetro Holding Corp *	30,678	635
Select Energy Services Inc, CI A *	46,529	540
SRC Energy Inc *	76,847	381

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
W&T Offshore Inc *	47,149	$234

		11,835

Financials — 17.0%
Affiliated Managers Group Inc	37,795	3,482
American Equity Investment Life Holding Co	191,944	5,213
American National Bankshares Inc	1,963	76
Arbor Realty Trust Inc ‡(A)	25,985	315
Artisan Partners Asset Management Inc, CI A	20,501	564
Axos Financial Inc *	26,771	730
Banc of California Inc	44,718	625
Bancorp Inc/The *	100,140	893
Bank of Marin Bancorp	2,937	120
Bank of NT Butterfield & Son Ltd/The	46,044	1,564
Bank OZK	91,872	2,764
BankUnited Inc	196,314	6,624
Baycom Corp *	5,801	127
Blackstone Mortgage Trust Inc, CI A ‡	62,063	2,208
Bridge Bancorp Inc	7,365	217
Bridgewater Bancshares Inc *	5,439	63
BrightSphere Investment Group	34,000	388
Cambridge Bancorp	328	27
Cannae Holdings Inc *	28,935	839
Capstar Financial Holdings Inc	6,167	93
Caretrust ‡	58,852	1,399
CBTX Inc	8,313	234
Central Pacific Financial Corp	10,225	306
Century Bancorp Inc/MA, CI A	1,491	131
Chemical Financial Corp	18,257	751
CNO Financial Group Inc	290,284	4,842
Cohen & Steers Inc	39,963	2,056
Cowen Inc, CI A *	102,390	1,760
Donegal Group, CI A	5,155	79
Eagle Bancorp Inc	20,627	1,117
eHealth Inc *	7,596	654
Encore Capital Group *	3,723	126
Enova International Inc *	15,082	348
Esquire Financial Holdings *	3,274	82
Essent Group Ltd *	9,003	423
Evercore Inc, CI A	17,015	1,507
FactSet Research Systems Inc	6,692	1,918
Federal Agricultural Mortgage Corp, CI C	432	31
Federated Investors Inc, CI B	15,082	490
FGL Holdings	8,298	70
First American Financial Corp	31,604	1,697
First BanCorp/Puerto Rico	91,005	1,005
First Citizens BancShares Inc/NC, CI A	1,066	480
First Commonwealth Financial Corp	290,445	3,912
First Horizon National Corp	88,565	1,322
First Northwest Bancorp	6,681	109
FNB Corp/PA	625,124	7,358
Goosehead Insurance, CI A	17,006	813

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Great Southern Bancorp Inc	2,897	$173
Great Western Bancorp Inc	108,324	3,869
Green Dot Corp, CI A *	12,998	636
Hallmark Financial Services *	6,702	95
Hamilton Lane Inc, CI A	12,982	741
Hanover Insurance Group Inc/The, CI A	5,395	692
Health Insurance Innovations Inc, CI A *(A)	3,208	83
Hercules Capital Inc, CI A (A)	135,864	1,742
Home BancShares Inc/AR	138,891	2,675
IBERIABANK Corp	28,604	2,170
Independent Bank Corp/Ml	5,681	124
James River Group Holdings Ltd	14,957	701
Kemper Corp, CI A	1,737	150
Kinsale Capital Group Inc	7,991	731
LegacyTexas Financial Group Inc	10,728	437
Legg Mason Inc	22,309	854
LPL Financial Holdings Inc	7,155	584
Luther Burbank Corp	9,409	102
MarketAxess Holdings Inc	7,055	2,268
Metropolitan Bank Holding Corp *	3,189	140
MGIC Investment Corp *	33,000	434
MSCI Inc, CI A	8,435	2,014
National General Holdings Corp	209,645	4,809
NMI Holdings Inc, CI A *	27,048	768
Norwood Financial Corp	2,991	104
Oak Valley Bancorp	2,000	39
OFG Bancorp (C)	51,319	1,220
Pacific Mercantile Bancorp *	10,527	87
Parke Bancorp Inc	3,620	87
PCSB Financial Corp	7,646	155
PennyMac Financial Services Inc	4,552	101
PennyMac Mortgage lnvestment Trust ‡	12,994	284
Primerica Inc	1,267	152
ProAssurance Corp	22,677	819
Prosperity Bancshares Inc	27,028	1,785
Radian Group Inc	18,261	417
Republic Bancorp Inc/KY, CI A	4,781	238
Riverview Bancorp Inc	10,069	86
Southern National Bancorp of Virginia Inc	9,421	144
Spirit of Texas Bancshares Inc *	1,700	38
Sterling Bancorp/DE	118,009	2,511
Stock Yards Bancorp Inc	3,440	124
TriState Capital Holdings Inc *	11,035	235
Umpqua Holdings Corp	294,919	4,893
United Bankshares Inc/WV	33,226	1,232
Unity Bancorp Inc	2,281	52
Univest Financial Corp	51,173	1,344
Waddell & Reed Financial Inc, CI A (A)	23,162	386
Wintrust Financial Corp	15,704	1,149

		106,626

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 13.7%
Adverum Biotechnologies *	56,510	$672
Aerie Pharmaceuticals Inc *	13,311	393
Agenus *	43,832	131
Aimmune Therapeutics Inc *(A)	15,325	319
Akebia Therapeutics Inc *	40,516	196
Amedisys Inc *	3,114	378
Anika Therapeutics Inc *	5,979	243
Antares Pharma Inc *	68,601	226
Arena Pharmaceuticals Inc *	11,557	678
ArQule Inc *	82,886	913
Axonics Modulation Technologies *	16,109	660
Axsome Therapeutics Inc *(A)	30,430	784
BioDelivery Sciences International Inc *	122,101	568
Biohaven Pharmaceutical Holding Co Ltd *	12,223	535
BioMarin Pharmaceutical Inc *	7,801	668
BioSpecifics Technologies Corp *	2,644	158
BioTelemetry Inc *	16,867	812
Bruker Corp	15,431	771
Cantel Medical Corp	24,543	1,979
Cardiovascular Systems Inc *	58,541	2,513
Castlight Health Inc, CI B *	28,714	93
Catalent Inc *	13,660	740
Charles River Laboratories International Inc*	8,786	1,247
Chemed Corp	6,267	2,261
Clovis Oncology Inc *	7,709	115
Coherus Biosciences *	30,100	665
Collegium Pharmaceutical Inc *	20,142	265
CorVel Corp *	2,543	221
CryoPort Inc *	36,516	669
Eagle Pharmaceuticals Inc/DE *	3,264	182
Eidos Therapeutics *(A)	18,496	575
Emergent BioSolutions Inc *	20,525	992
Encompass Health Corp	28,692	1,818
Endo International PLC *	18,748	77
Ensign Group Inc/The	64,457	3,669
Enzo Biochem Inc *	21,028	71
Fluidigm Corp *	37,386	461
Genomic Health Inc *	8,981	522
Glaukos Corp *	9,527	718
Global Blood Therapeutics Inc *	3,363	177
Guardant Health Inc *	6,924	598
Haemonetics Corp *	8,006	963
Halozyme Therapeutics Inc *	3,842	66
HealthEquity Inc *	693	45
HMS Holdings Corp *	5,892	191
Horizon Therapeutics *	28,781	692
Immunomedics Inc *(A)	30,856	428
Innoviva Inc *	11,681	170
Insmed Inc *	12,411	318
Inspire Medical Systems Inc *	10,270	623

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Insulet Corp *	6,335	$756
Integer Holdings Corp *	6,295	528
Integra LifeSciences Holdings Corp *	11,178	624
Iovance Biotherapeutics *	34,896	856
iRadimed Corp *	2,933	60
Jazz Pharmaceuticals PLC *	3,249	463
Krystal Biotech *	15,334	617
Lantheus Holdings Inc *	3,911	111
LHC Group Inc *	5,282	632
Ligand Pharmaceuticals Inc *(A)	20,673	2,360
Magellan Health Inc *	69,053	5,126
MannKind *(A)	41,284	47
Masimo Corp *	9,533	1,419
Medidata Solutions Inc *	9,224	835
Medpace Holdings Inc *	7,532	493
MeiraGTx Holdings *	4,028	108
Meridian Bioscience Inc	8,193	97
Merit Medical Systems Inc *	25,186	1,500
Mirati Therapeutics Inc *	7,200	742
Myriad Genetics Inc *	28,504	792
NanoString Technologies Inc *	25,595	777
NantKwest *(A)	29,407	30
Nektar Therapeutics, CI A *	19,609	698
NeoGenomics Inc *	99,732	2,188
Neurocrine Biosciences Inc *	7,324	618
NextGen Healthcare Inc *	14,467	288
Novocure Ltd *	11,380	720
Omnicell Inc *	23,693	2,038
Optinose Inc *(A)	23,840	169
Pacira Pharmaceuticals Inc/DE *	22,067	960
Patterson Cos Inc	35,915	822
PDL BioPharma Inc *	63,471	199
Premier Inc, CI A *	38,008	1,486
Prestige Consumer Healthcare Inc, CI A *	60,430	1,914
Progenics Pharmaceuticals Inc *	28,875	178
Puma Biotechnology Inc *	14,386	183
Quest Diagnostics Inc	17,667	1,799
Quidel Corp *	1,621	96
R1 RCM Inc *	176,667	2,222
Ra Pharmaceuticals Inc *	22,635	681
Reata Pharmaceuticals Inc, CI A *	8,691	820
Recro Pharma *	9,390	95
Repligen Corp *	11,052	950
ResMed Inc	18,579	2,267
Rigel Pharmaceuticals *	73,816	193
SeaSpine Holdings Corp *	67,094	889
Shockwave Medical *(A)	8,777	501
SIGA Technologies Inc *	18,641	106
STAAR Surgical Co *	919	27
STERIS PLC (C)	18,787	2,797
Supernus Pharmaceuticals Inc *	25,445	842
Tactile Systems Technology Inc *	2,334	133

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tandem Diabetes Care Inc *	8,783	$567
Teleflex Inc	5,173	1,713
Tivity Health Inc *	112,322	1,847
Tricida*	14,782	583
Vanda Pharmaceuticals Inc *	19,174	270
Veracyte Inc *	47,327	1,349
Vericel Corp *	18,673	353

		85,763

Industrials – 17.8%
AAON	15,352	770
ACCO Brands Corp	118,764	935
Actuant Corp, CI A	33,678	836
ADT Inc (A)	233,587	1,430
AECOM *	96,801	3,664
Aerovironment Inc *	3,565	202
AGCO Corp	9,003	698
Altra Industrial Motion Corp	31,214	1,120
Apogee Enterprises Inc	118,307	5,139
Arcosa Inc	18,875	710
Armstrong World Industries Inc	15,764	1,532
ASGN Inc *	23,454	1,421
Astec Industries Inc	37,156	1,210
Atkore International Group Inc *	17,930	464
Atlas Air Worldwide Holdings Inc *	105,806	4,723
Axon Enterprise Inc *	1,160	74
Badger Meter Inc	37,471	2,237
Barrett Business Services Inc	939	78
BMC Stock Holdings Inc *	18,104	384
Brady Corp, CI A	16,745	826
BrightView Holdings *	45,013	842
Brink’s Co/The	19,808	1,608
BWX Technologies Inc, CI W	65,480	3,411
Casella Waste Systems Inc, CI A *	17,063	676
Chart Industries Inc *	2,041	157
Cimpress NV *	9,209	837
CIRCOR International Inc *	15,098	694
Clean Harbors Inc *	19,636	1,396
Comfort Systems USA Inc	3,219	164
Commercial Vehicle Group Inc *	10,877	87
CoStar Group Inc *	1,910	1,058
CSW Industrials Inc	881	60
DXP Enterprises Inc/TX *	1,788	68
Dycom Industries Inc *	15,373	905
EMCOR Group Inc	16,271	1,433
Encore Wire Corp	1,547	91
Energy Recovery Inc *(A)	16,671	174
Ennis Inc	11,027	226
EnPro Industries Inc	17,226	1,100
Federal Signal Corp	19,980	534
Fortress Transportation & Infrastructure Investors LLC	95,072	1,436

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FTI Consulting Inc *	17,505	$1,468
Generac Holdings Inc *	36,625	2,542
Great Lakes Dredge & Dock Corp *	87,827	970
Harsco Corp *	14,077	386
Healthcare Services Group Inc (A)	31,259	948
HEICO Corp	20,423	2,733
Herman Miller Inc	10,183	455
Hexcel Corp, CI A	25,456	2,059
Hillenbrand Inc	8,279	328
Huntington Ingalls Industries Inc, CI A	7,917	1,779
Huron Consulting Group Inc *	27,271	1,374
IAA *	52,345	2,030
ICF International Inc, CI A	21,892	1,594
Insperity Inc, CI A	5,265	643
ITT Inc	28,035	1,836
JetBlue Airways Corp *	87,886	1,625
John Bean Technologies Corp, CI A	6,019	729
KAR Auction Services Inc	52,345	1,309
Kelly Services Inc, CI A	31,185	817
Kennametal Inc	19,778	732
Kforce Inc	1,128	40
Kimball International Inc, CI B	5,383	94
Korn Ferry	30,283	1,213
Kratos Defense & Security Solutions Inc *	36,239	829
Lawson Products Inc/DE *	1,388	51
LB Foster Co, CI A *	27,153	742
Lydall Inc *	57,825	1,168
Masonite International Corp *	27,471	1,447
MasTec Inc *	31,528	1,625
Mercury Systems Inc *	10,693	752
Meritor Inc *	30,782	746
Milacron Holdings Corp *	115,728	1,597
MSC Industrial Direct Co Inc, CI A	6,825	507
Nordson Corp	14,188	2,005
NOW Inc *	12,314	182
Omega Flex Inc	1,464	112
Regal Beloit	16,121	1,317
REV Group Inc (A)	189,356	2,729
Rush Enterprises Inc, CI A	10,294	376
Ryder System Inc	32,926	1,920
Saia Inc *	11,725	758
SkyWest Inc	7,921	481
Snap-on Inc	9,664	1,601
SPX FLOW Inc *	13,183	552
Standex International Corp	16,862	1,233
Steelcase Inc, CI A	25,986	444
Team Inc *(A)	90,559	1,387
Tetra Tech Inc	39,154	3,076
Titan Machinery Inc *	1,532	32
Toro Co/The	24,243	1,622
TriMas Corp *	33,685	1,043
TriNet Group Inc *	17,104	1,160

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Universal Logistics Holdings Inc	3,404	$76
WageWorks Inc *	35,672	1,812
Watts Water Technologies Inc, CI A	6,530	608
WillScot Corp, CI A *	93,026	1,399
Woodward Inc	8,914	1,009
XPO Logistics Inc *	29,030	1,678

		111,190

Information Technology — 16.3%
Acacia Communications Inc *	11,460	540
ACI Worldwide Inc *	27,672	950
ACM Research, CI A *	4,534	71
Alteryx Inc, CI A *	10,673	1,165
Anaplan Inc *	15,532	784
Appfolio Inc, CI A *	109	11
Aspen Technology Inc *	5,094	633
Avalara Inc *	12,693	916
AVX Corp	51,447	854
Belden Inc	14,714	877
Booz Allen Hamilton Holding Corp, CI A	7,735	512
Box Inc, CI A *	60,930	1,073
Broadridge Financial Solutions Inc	17,086	2,182
Cabot Microelectronics Corp	15,166	1,669
CACI International Inc, CI A *	15,193	3,108
CalAmp Corp *	56,289	657
ChannelAdvisor Corp *	12,588	110
Ciena Corp *	19,641	808
Cognex Corp	36,624	1,757
Conduent Inc *	128,222	1,230
Control4 Corp *	4,126	98
Cornerstone OnDemand Inc *	18,033	1,045
Coupa Software Inc *	7,274	921
CSG Systems International Inc	951	46
Cypress Semiconductor Corp	46,053	1,024
Digital Turbine *	150,038	750
Diodes Inc *	11,369	413
Echo Global Logistics Inc *	15,175	317
eGain Corp *	6,248	51
Enphase Energy Inc *	54,426	992
Envestnet Inc *	6,759	462
Euronet Worldwide Inc *	17,810	2,996
Everbridge Inc *	17,404	1,556
EVERTEC Inc	20,237	662
ExlService Holdings Inc *	23,612	1,561
Fabrinet *	15,204	755
Fair Isaac Corp *	1,763	554
FireEye Inc *	145,585	2,156
Five9 Inc *(A)	19,182	984
ForeScout Technologies Inc *	1,229	42
Genpact Ltd	18,500	705
Glu Mobile Inc *	27,410	197
II-VI Inc *	23,187	848

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Impinj Inc *(A)	5,721	$164
Inphi Corp *	10,203	511
j2 Global Inc	16,014	1,423
Jack Henry & Associates Inc	11,873	1,590
Lattice Semiconductor Corp *	62,781	916
Limelight Networks Inc *	200,819	542
Littelfuse Inc	9,837	1,740
LivePerson Inc *	16,836	472
LogMeln Inc	23,530	1,734
MACOM Technology Solutions Holdings Inc *	156,472	2,367
Manhattan Associates Inc *	10,874	754
ManTech International Corp/VA, CI A	25,619	1,687
MAXIMUS Inc	27,213	1,974
MobileIron Inc *	34,805	216
MongoDB Inc, CI A *	3,182	484
Nanometrics Inc *	7,972	277
Napco Security Technologies Inc *	29,643	880
NCR Corp *	90,761	2,823
ON Semiconductor Corp *	111,252	2,248
OSI Systems Inc *	6,117	689
Paylocity Holding Corp *	7,411	695
Pegasystems Inc	10,374	739
Perficient Inc *	69,599	2,389
Photronics Inc *	13,890	114
Power Integrations Inc	27,258	2,186
Proofpoint Inc *	13,629	1,639
PROS Holdings Inc *	9,892	626
Q2 Holdings Inc *	8,766	669
Rapid7 Inc *	8,338	482
RingCentral Inc, CI A *	4,757	547
Rogers Corp *	2,996	517
Semtech Corp *	45,127	2,168
Smartsheet, CI A *	14,592	706
SPS Commerce Inc *	11,199	1,145
SunPower, CI A *(A)	65,917	705
Super Micro Computer Inc *	243,823	4,718
SVMK Inc *	37,000	611
Switch Inc, CI A (A)	100,350	1,314
SYNNEX Corp	20,352	2,003
Tech Data Corp *	7,729	808
Telaria Inc *	77,743	585
Trade Desk Inc/The, CI A *	11,530	2,626
TTEC Holdings Inc	15,909	741
Unisys Corp *(A)	14,080	137
Universal Display Corp	3,276	616
Upland Software Inc *	13,338	607
Verra Mobility, CI A *	37,005	484
ViaSat Inc *	6,828	552
Viavi Solutions Inc *	167,984	2,233
Vishay Precision Group Inc *	1,039	42
Wix.com Ltd *	13,827	1,965
WNS Holdings Ltd ADR *	16,829	996

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Workiva Inc, CI A *	22,971	$1,334
Zix Corp *	60,475	550
Zscaler Inc *(A)	14,519	1,113

		101,895

Materials — 5.3%
Advanced Emissions Solutions Inc	9,003	114
Allegheny Technologies Inc *(A)	51,183	1,290
B2Gold Corp *	234,683	711
Cabot Corp	16,193	773
Century Aluminum Co *	82,224	568
Commercial Metals Co, CI A	232,529	4,151
Ferroglobe Representation *(C)(D)	56,257	—
FutureFuel Corp	13,620	159
Global Brass & Copper Holdings Inc	4,852	212
HB Fuller Co	21,209	984
Ingevity Corp *	22,777	2,395
Innospec Inc	500	46
International Flavors & Fragrances Inc	14,234	2,065
Intrepid Potash Inc *	26,716	90
Livent Corp *(A)	168,902	1,169
Louisiana-Pacific Corp	4,357	114
Materion Corp	9,740	660
Olin Corp	53,214	1,166
Owens-Illinois Inc	267,429	4,619
Quaker Chemical Corp	8,714	1,768
Sensient Technologies Corp	25,726	1,890
Silgan Holdings Inc	29,822	913
SunCoke Energy Inc *	15,332	136
United States Steel Corp	152,028	2,328
Valvoline Inc	81,868	1,599
Venator Materials PLC *	192,336	1,017
Warrior Met Coal Inc	15,815	413
WR Grace & Co	20,108	1,530

		32,880

Real Estate — 3.3%
Alexandria Real Estate Equities Inc ‡	14,155	1,997
Americold Realty Trust ‡	114,640	3,717
Chesapeake Lodging Trust ‡	11,743	334
Clipper Realty Inc ‡	7,800	87
Columbia Property Trust Inc ‡	61,953	1,285
CoreSite Realty Corp ‡	16,736	1,927
Corporate Office Properties Trust ‡	46,191	1,218
Cushman & Wakefield PLC *‡	17,058	305
First Industrial Realty Trust Inc ‡	1,096	40
Franklin Street Properties Corp ‡	27,615	204
Gladstone Commercial Corp ‡	12,452	264
Global Medical ‡	11,210	118
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	14,268	402
Innovative Industrial Properties Inc, CI A ‡(A)	1,940	240

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kennedy-Wilson Holdings Inc ‡	73,110	$1,504
Lexington Realty Trust ‡	77,590	730
Mack-Cali Realty Corp ‡	30,091	701
Medical Properties Trust Inc ‡	59,582	1,039
NexPoint Residential Trust Inc ‡	13,545	561
NorthStar Realty Europe Corp ‡	19,538	321
RMR Group Inc/The, CI A ‡	1,999	94
Ryman Hospitality Properties Inc ‡	23,540	1,909
Safehold Inc ‡	4,936	149
STAG Industrial Inc ‡	14,946	452
Terreno Realty Corp ‡	15,864	778
Whitestone, CI B ‡	4,462	57
Xenia Hotels & Resorts Inc ‡	14,314	298

		20,731

Utilities — 2.3%
Algonquin Power & Utilities Corp	171,904	2,082
American States Water Co	34,997	2,633
American Water Works Co Inc	18,235	2,115
AquaVenture Holdings Ltd *	6,167	123
Atlantic Power Corp *	28,897	70
Black Hills Corp, CI A	13,780	1,077
Hawaiian Electric Industries Inc	23,790	1,036
IDACORP Inc, CI A	11,388	1,144
Portland General Electric Co	49,861	2,701
UGI Corp	32,119	1,716

		14,697

Total Common Stock (Cost $548,591) ($ Thousands)		611,296

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Value ETF (A)	15,664	1,887

Total Exchange Traded Fund (Cost $1,955) ($ Thousands)		1,887

AFFILIATED PARTNERSHIP — 3.3%
SEI Liquidity Fund, L.P. 2.400% **†(E)	20,707,579	20,707

Total Affiliated Partnership (Cost $20,707) ($ Thousands)		20,707

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, CI F 2.140%**†	12,334,640	$12,335

Total Cash Equivalent (Cost $12,335) ($ Thousands)		12,335

Total Investments in Securities — 103.2% (Cost $583,588) ($ Thousands)		$646,225

Percentages are based on Net Assets of $626,286 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $23,707 ($ Thousands).
(B)	Security is a Master Limited Partnership. At June 30, 2019, such securities amounted to $1,466 ($ Thousands), or 0.2% of the net assets.
(C)	Securities considered illiquid. The total value of such securities as of June 30, 2019 was $4,017 ($ Thousands) and represented 0.6% of the Net Assets of the Fund.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2019 was $20,707 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the levels of inputs used as of June 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$611,296	$–	$–	$611,296
Exchange Traded Fund	1,887	–	–	1,887
Affiliated Partnership	–	20,707	–	20,707
Cash Equivalent	12,335	–	–	12,335

Total Investments in Securities	$625,518	$20,707	$–	$646,225

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as ”—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 50,875	$ 104,396	$(134,581)	$ 12	$ 5	$ 20,707	20,707,579	$ 199	$ —
SEI Daily Income Trust, Government Fund, Cl F	16,607	100,563	(104,835)	—	—	12,335	12,334,640	200	—

Totals	$ 67,482	$ 204,959	$(239,416)	$ 12	$ 5	$ 33,042	33,042,219	$ 399	$ —

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.8%

Communication Services — 2.6%
AMC Networks Inc, CI A *	16,756	$913
Entercom Communications Corp (A)	77,830	451
Entravision Communications Corp, CI A	20,969	65
EW Scripps Co/The, CI A	11,617	178
Gannett Co Inc	16,843	138
IAC/lnterActiveCorp *	19,326	4,204
Liberty TripAdvisor Holdings Inc, CI A *	19,142	237
Nexstar Media Group Inc, CI A	7,884	796
Sinclair Broadcast Group Inc, CI A	22,728	1,219
Travelzoo *	2,040	32
Tribune Publishing Co *	5,805	46
Yelp Inc, CI A *	7,754	265

		8,544

Consumer Discretionary — 10.8%
Aaron’s Inc	11,181	687
Abercrombie & Fitch Co, CI A	6,613	106
American Axle & Manufacturing Holdings Inc *	67,843	866
American Public Education Inc *	4,294	127
Bassett Furniture Industries Inc	3,552	54
Beazer Homes USA Inc, CI A *	42,988	413
Bed Bath & Beyond Inc (A)	32,436	377
Big Lots Inc	29,770	852
Bloomin’ Brands Inc	32,422	613
Brinker International Inc	6,058	238
Buckle Inc/The (A)	3,069	53
Cheesecake Factory Inc/The (A)	9,089	397
Cooper Tire & Rubber Co	22,744	718
Cooper-Standard Holdings Inc *	18,961	869
CSS Industries Inc *	31,016	151
Dana Inc	78,166	1,559
Deckers Outdoor Corp *	2,522	444
Dick’s Sporting Goods Inc	31,181	1,080
Dillard’s Inc, CI A	1,234	77
Ethan Allen Interiors Inc	2,958	62
Extended Stay America Inc	95,639	1,615
Fossil Group Inc *	16,042	185
GameStop Corp, CI A *(A)	35,965	197
Genesco Inc *	13,098	554
Gentherm Inc *	7,919	331
Group 1 Automotive Inc	9,689	793
Haverty Furniture Cos Inc	29,403	501
Hibbett Sports Inc *	7,811	142
K12 Inc *	4,586	139
KB Home	11,290	291
La-Z-Boy Inc, CI Z	26,055	799
Liberty Expedia Holdings Inc, CI A *	10,541	504
Lithia Motors Inc, CI A	20,754	2,465
MDC Holdings Inc	16,623	545
Meritage Homes Corp *	13,540	695

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Modine Manufacturing Co *(B)	208,683	$2,986
Office Depot Inc	388,827	801
PetMed Express Inc (A)	13,398	210
Sally Beauty Holdings Inc *	40,718	543
Six Flags Entertainment Corp	51,830	2,575
Skechers U.S.A. Inc, CI A *	72,925	2,296
Sonic Automotive Inc, CI A	30,337	708
Speedway Motorsports Inc	3,562	66
Tenneco Inc, CI A *	37,284	413
Tower International Inc	8,179	160
Urban Outfitters Inc *	65,099	1,481
Wendy’s Co/The	100,778	1,973
Williams-Sonoma Inc (A)	16,531	1,075

		34,786

Consumer Staples — 2.4%
Andersons Inc/The	13,114	357
B&G Foods Inc, CI A (A)	56,118	1,167
Edgewell Personal Care Co *	4,112	111
Hain Celestial Group Inc/The *	15,708	344
Hostess Brands Inc, CI A *	139,946	2,021
Ingles Markets Inc, CI A	5,193	162
Nature’s Sunshine Products Inc *	3,640	34
Pilgrim’s Pride Corp *	15,852	403
SpartanNash Co	36,283	423
Spectrum Brands Holdings Inc	32,616	1,754
Universal Corp/VA	14,763	897
Village Super Market Inc, CI A	7,864	208

		7,881

Energy — 3.5%
Arch Coal Inc	10,317	972
Callon Petroleum Co *	78,026	514
Carrizo Oil & Gas Inc *	38,035	381
CONSOL Energy Inc *	1,755	47
Delek US Holdings Inc	19,730	799
Denbury Resources Inc *	235,714	292
Gulfport Energy Corp *	244,328	1,200
Laredo Petroleum Inc *	86,517	251
Mammoth Energy Services Inc	39,811	274
Midstates Petroleum Co Inc *	5,819	34
Parsley Energy Inc, CI A *	79,819	1,517
PBF Energy Inc, CI A	30,843	965
Peabody Energy Corp	13,481	325
ProPetro Holding Corp *	5,057	105
Rattler Midstream LP *	38,666	750
Renewable Energy Group Inc *	30,250	480
SEACOR Holdings Inc, CI A *	2,380	113
Southwestern Energy Co *	195,634	618
SRC Energy Inc *	73,924	367
Viper Energy Partners LP (C)	29,710	916

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
World Fuel Services Corp	11,815	$425

		11,345

Financials — 24.1%
Affiliated Managers Group Inc	18,196	1,677
AG Mortgage Investment Trust Inc ‡	10,376	165
Amalgamated Bank, CI A	3,592	63
American Equity Investment Life Holding Co	95,954	2,606
Apollo Commercial Real Estate Finance Inc ‡	17,059	314
Arbor Realty Trust Inc ‡(A)	53,452	648
Artisan Partners Asset Management Inc, CI A	10,781	297
Associated Banc-Corp	57,787	1,222
Auburn National Bancorporation Inc	962	32
Banco Latinoamericano de Comercio Exterior SA, CI E	41,863	872
Bancorp Inc/The *	84,541	754
BankUnited Inc	113,483	3,829
BCB Bancorp Inc	4,328	60
Berkshire Hills Bancorp Inc	29,144	915
BGC Partners Inc, CI A	404,140	2,114
BlackRock Capital Investment Corp	39,683	239
Bridge Bancorp Inc	4,384	129
Bridgewater Bancshares Inc *	5,399	62
C&F Financial Corp	1,654	90
Camden National Corp	22,334	1,024
Cathay General Bancorp	28,520	1,024
Central Pacific Financial Corp	18,443	553
Century Bancorp Inc/MA, CI A	689	61
CIT Group Inc	25,028	1,315
CNO Financial Group Inc	224,915	3,752
Codorus Valley Bancorp Inc	2,834	65
Columbia Banking System Inc	78,655	2,846
Community Trust Bancorp Inc	15,675	663
Cowen Inc, CI A *	62,578	1,076
Crawford & Co, CI B	4,568	42
Customers Bancorp Inc *	11,263	236
Enova International Inc *	12,313	284
Esquire Financial Holdings Inc *	1,376	35
EZCORP Inc, CI A *	13,275	126
Federal Agricultural Mortgage Corp, CI C	19,969	1,451
FGL Holdings	28,009	235
Financial Institutions Inc	4,170	122
First Busey Corp	13,020	344
First Business Financial Services Inc	2,620	62
First Citizens BancShares Inc/NC, CI A	317	143
First Commonwealth Financial Corp	210,086	2,830
First Community Bankshares Inc	24,274	819
First Financial Corp/IN	3,189	128
First Guaranty Bancshares Inc	1,839	38
First Internet Bancorp	3,036	65
First Interstate BancSystem Inc, CI A	8,998	356
First Merchants Corp	22,594	856

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Northwest Bancorp	3,125	$51
Flagstar Bancorp Inc	29,508	978
Flushing Financial Corp	42,817	951
FNB Corp/PA	278,696	3,280
Fulton Financial Corp	67,239	1,101
GAMCO Investors Inc, CI A	1,936	37
Genworth Financial Inc, CI A *	83,169	309
Great Southern Bancorp Inc	7,596	455
Great Western Bancorp Inc	52,131	1,862
Hancock Whitney Corp, CI A	33,712	1,350
Hanmi Financial Corp	23,255	518
Hercules Capital Inc, CI A	17,580	225
Hilltop Holdings Inc	18,024	383
HomeStreet Inc *	6,315	187
Hope Bancorp Inc	75,051	1,034
IBERIABANK Corp	9,791	743
Invesco Mortgage Capital Inc ‡	21,464	346
Ladder Capital Corp, CI A ‡	35,219	585
Legg Mason Inc	29,191	1,117
Luther Burbank Corp	6,201	67
Maiden Holdings Ltd *	34,413	22
Marlin Business Services Corp	2,782	69
Meta Financial Group Inc	6,908	194
Metropolitan Bank Holding Corp *	1,890	83
MFA Financial Inc ‡	72,329	519
MGIC Investment Corp *	66,432	873
National General Holdings Corp	86,504	1,984
Nelnet Inc, CI A	15,510	918
New Mountain Finance Corp	24,562	343
0FG Bancorp	78,361	1,863
Old National Bancorp/IN, CI A	42,411	704
OP Bancorp	4,392	48
Oppenheimer Holdings Inc, CI A	5,242	143
Orrstown Financial Services Inc	2,452	54
Pacific City Financial Corp	3,634	62
PacWest Bancorp	88,073	3,420
PennantPark Investment Corp	67,201	425
PennyMac Mortgage Investment Trust ‡	23,164	506
Peoples Bancorp Inc/0H	17,062	550
Popular Inc	19,991	1,084
Radian Group Inc	50,384	1,151
Republic Bancorp Inc/KY, CI A (B)	28,345	1,410
Southern National Bancorp of Virginia Inc	4,737	72
Starwood Property Trust Inc ‡	110,832	2,518
TCF Financial Corp	66,722	1,387
Third Point Reinsurance Ltd *	5,822	60
TriState Capital Holdings Inc *	6,461	138
Two Harbors Investment Corp ‡	28,799	365
Umpqua Holdings Corp	141,724	2,351
United Bankshares Inc/WV	16,090	597
Unity Bancorp Inc	2,153	49
Universal Insurance Holdings Inc	10,297	287

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Waddell & Reed Financial Inc, CI A (A)	20,201	$337
Walker & Dunlop Inc	15,816	842
Western Asset Mortgage Capital Corp	3,000	30
World Acceptance Corp *	2,143	352

		78,028

Health Care — 4.7%
Acorda Therapeutics Inc *	11,771	90
Allscripts Healthcare Solutions Inc *	7,867	92
Anika Therapeutics Inc *	3,286	134
Arena Pharmaceuticals Inc *	8,991	527
Collegium Pharmaceutical Inc *	8,093	106
Eagle Pharmaceuticals Inc/DE *	13,253	738
Genomic Health Inc *	5,156	300
Haemonetics Corp *	1,757	211
Innoviva Inc *	81,838	1,192
Integer Holdings Corp *	693	58
Lannett Co Inc *(A)	29,770	180
Ligand Pharmaceuticals Inc *	25,783	2,943
Luminex Corp	2,886	60
Magellan Health Inc *	34,548	2,565
Mallinckrodt PLC *	32,235	296
Medpace Holdings Inc *	1,996	131
Myriad Genetics Inc *	3,359	93
NextGen Healthcare Inc *	3,229	64
Orthofix Medical Inc *	1,163	62
Owens & Minor Inc	26,801	86
Patterson Cos Inc	21,054	482
PDL BioPharma Inc *	73,978	232
Quidel Corp *	3,251	193
Select Medical Holdings Corp *	27,524	437
SIGA Technologies Inc *	14,818	84
Syneos Health Inc, CI A *	55,929	2,857
Tivity Health Inc *	54,251	892
Vanda Pharmaceuticals Inc *	4,925	69

		15,174

Industrials — 15.6%
ACCO Brands Corp	172,029	1,354
AECOM *	46,612	1,764
Aircastle Ltd	29,554	628
Apogee Enterprises Inc	62,837	2,730
ArcBest Corp	19,084	536
ASGN Inc *	4,563	277
Astec Industries Inc	18,039	587
Atkore International Group Inc *	30,998	802
Atlas Air Worldwide Holdings Inc *	72,552	3,239
Barrett Business Services Inc	1,599	132
BMC Stock Holdings Inc *	16,453	349
Briggs & Stratton Corp	27,732	284
Builders FirstSource Inc *	34,244	577
Colfax Corp *	77,504	2,172

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Columbus McKinnon Corp/NY	2,104	$88
Commercial Vehicle Group Inc *	8,890	71
Costamare Inc	14,218	73
Deluxe Corp	15,270	621
EMCOR Group Inc	2,175	192
EnPro Industries Inc	5,014	320
Genesee & Wyoming Inc, CI A *	17,655	1,766
Greenbrier Cos Inc/The	20,871	635
Hawaiian Holdings Inc	28,745	788
Heidrick & Struggles International Inc	2,286	69
Herman Miller Inc	22,142	990
Hurco Cos Inc	1,815	65
Hyster-Yale Materials Handling Inc	7,318	404
IAA Inc *	82,474	3,198
JetBlue Airways Corp *	88,105	1,629
Kaman Corp, CI A	19,799	1,261
KAR Auction Services Inc	82,474	2,062
Kelly Services Inc, CI A	17,043	446
Kennametal Inc	13,806	511
Knoll Inc, CI B	30,797	708
LB Foster Co, CI A *	13,281	363
LSC Communications Inc	4,744	17
Lydall Inc *	28,071	567
Matson Inc	15,750	612
Meritor Inc *	57,298	1,390
Miller Industries Inc/TN	2,407	74
Moog Inc, CI A	5,121	479
Navigant Consulting Inc	6,106	142
Park-Ohio Holdings Corp	11,377	371
Preformed Line Products Co	701	39
Regal Beloit Corp	13,359	1,092
Resideo Technologies Inc *	46,393	1,017
REV Group Inc	96,865	1,396
RR Donnelley & Sons Co	28,142	55
SkyWest Inc	26,707	1,620
Steelcase Inc, CI A	51,819	886
Sterling Construction Co Inc *	9,282	125
Teledyne Technologies Inc *	10,498	2,875
Terex Corp	35,532	1,116
Timken Co/The	16,028	823
Trinity Industries Inc	70,757	1,468
Triton International Ltd/Bermuda	26,413	865
TrueBlue Inc *	12,803	282
Universal Forest Products Inc	3,633	138
Vectrus Inc *	4,776	194
Wabash National Corp	71,198	1,158

		50,492

Information Technology — 10.3%
ACI Worldwide Inc *	144,247	4,953
Amkor Technology Inc *	113,428	846
Avaya Holdings Corp *	20,131	240

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AVX Corp	14,795	$246
Belden Inc	14,637	872
Benchmark Electronics Inc	38,201	960
Ciena Corp *	1,272	52
Cirrus Logic Inc *	14,308	625
CommVault Systems Inc *	8,430	418
CSG Systems International Inc	20,170	985
Cypress Semiconductor Corp	24,552	546
Diodes Inc *	20,420	743
Extreme Networks Inc *	21,380	138
Ichor Holdings Ltd *	17,108	404
Insight Enterprises Inc *	35,214	2,049
InterDigital Inc	4,075	262
Itron Inc *	14,865	930
j2 Global Inc *	22,454	1,996
Jabil Inc	34,209	1,081
Kulicke & Soffa Industries Inc	42,870	967
Methode Electronics Inc	24,957	713
MKS Instruments Inc	706	55
Nanometrics Inc *	5,310	184
NCR Corp *	43,754	1,361
NetScout Systems Inc *	2,325	59
PC Connection Inc	2,546	89
Photronics Inc *	17,717	145
Progress Software Corp	10,601	462
Sanmina Corp *	46,952	1,422
ScanSource Inc *	16,761	546
Silicon Motion Technology Corp ADR	34,633	1,537
SMART Global Holdings Inc *	4,868	112
Super Micro Computer Inc *(B)	117,221	2,268
Sykes Enterprises Inc *	35,325	970
SYNNEX Corp	9,825	967
Tech Data Corp *	22,482	2,352
TTM Technologies Inc *	40,206	410
Unisys Corp *	13,423	131
Verint Systems Inc *	1,090	59
Vishay Intertechnology Inc	5,090	84

		33,239

Materials — 8.2%
Ashland Global Holdings Inc	21,098	1,687
Axalta Coating Systems Ltd *	28,227	840
B2Gold Corp *	21,492	65
Boise Cascade Co	9,021	254
Cabot Corp	21,161	1,010
Century Aluminum Co *	48,411	334
Chemours Co/The	22,706	545
Cleveland-Cliffs Inc (A)	53,025	566
Commercial Metals Co, CI A	111,955	1,998
Domtar Corp	11,722	522
Ferroglobe Representation *	53,302	—
FMC Corp	59,552	4,940

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FutureFuel Corp	7,434	$87
Greif Inc, CI A	13,671	445
Huntsman Corp	30,497	623
Kraton Corp *	23,388	727
Kronos Worldwide Inc	33,380	511
Livent Corp *(A)	164,336	1,137
Louisiana-Pacific Corp	10,647	279
Mercer International Inc	38,892	602
Owens-Illinois Inc	151,161	2,611
Rayonier Advanced Materials Inc	65,114	423
Schnitzer Steel Industries Inc, CI A	20,055	525
Schweitzer-Mauduit International Inc	5,734	190
Silgan Holdings Inc	84,291	2,579
Stepan Co	666	61
Trinseo SA	18,720	793
United States Steel Corp	90,064	1,379
Venator Materials PLC *	111,993	592
Warrior Met Coal Inc	11,369	297

		26,622

Real Estate — 9.7%
Altisource Portfolio Solutions SA *‡	7,789	153
Ashford Hospitality Trust Inc ‡	170,974	508
Braemar Hotels & Resorts Inc	37,300	369
CBL & Associates Properties Inc ‡(A)	185,914	193
Chatham Lodging Trust ‡	34,806	657
Chesapeake Lodging Trust ‡	13,842	393
CoreCivic Inc ‡	19,879	413
CorEnergy Infrastructure Trust Inc ‡	5,339	212
DiamondRock Hospitality Co ‡	94,934	982
Franklin Street Properties Corp ‡	79,002	583
Gaming and Leisure Properties Inc ‡	93,494	3,644
Hersha Hospitality Trust, CI A ‡	51,627	854
Hospitality Properties Trust ‡	28,216	705
Howard Hughes Corp/The *	25,863	3,203
Industrial Logistics Properties Trust ‡	29,709	619
Invitation Homes Inc ‡	56,020	1,497
Kite Realty Group Trust	55,735	843
Lexington Realty Trust ‡	90,238	849
Medical Properties Trust Inc ‡	231,423	4,036
Newmark Group Inc, CI A	84,633	760
NorthStar Realty Europe Corp ‡	13,349	219
Office Properties Income Trust ‡	30,301	796
Outfront Media Inc ‡	29,001	748
Pebblebrook Hotel Trust ‡	20,427	576
Piedmont Office Realty Trust Inc, CI A ‡	35,069	699
PotlatchDeltic Corp ‡	16,989	662
Retail Value Inc ‡	3,479	121
RLJ Lodging Trust ‡	40,633	721
RMR Group Inc/The, CI A ‡	13,721	645
Sabra Health Care REIT Inc ‡	38,467	758
Senior Housing Properties Trust ‡	54,548	451

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SITE Centers Corp ‡	44,910	$595
Spirit Realty Capital Inc ‡	12,462	532
Summit Hotel Properties Inc ‡	48,667	558
Washington Prime Group Inc ‡(A)	211,596	808
Xenia Hotels & Resorts Inc ‡	55,117	1,149

		31,511

Utilities — 3.9%
National Fuel Gas Co	63,969	3,374
NorthWestern Corp	54,283	3,917
Portland General Electric Co	95,261	5,160

		12,451

Total Common Stock (Cost $281,737) ($ Thousands)		310,073

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, L.P. 2.400% **†(D)	6,661,540	$6,663

Total Affiliated Partnership (Cost $6,661) ($ Thousands)		6,663

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Government Fund, CI F 2.140% **†	13,302,331	13,302

Total Cash Equivalent (Cost $13,302) ($ Thousands)		13,302

Total Investments in Securities — 101.9% (Cost $301,700) ($ Thousands)		$330,038

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	32	Sep-2019	$2,456	$2,507	$51

Percentages are based on Net Assets of $323,778 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2019.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $6,752 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of June 30, 2019 was $6,665 ($ Thousands) and represented 2.1% of the Net Assets of the Fund.

(C)	Security is a Master Limited Partnership. At June 30, 2019, such securities amounted to $916 ($ Thousands), or 0.3% of the net assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2019 was $6,663 ($ Thousands).

ADR — American Depositary Receipt

CI — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

The following is a list of the levels of inputs used as of June 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$310,073	$–	$–	$310,073
Affiliated Partnership	–	6,663	–	6,663
Cash Equivalent	13,302	–	–	13,302

Total Investments in Securities	$323,375	$6,663	$–	$330,038

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$51	$–	$–	$51

Total Other Financial Instruments	$51	$–	$–	$51

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For Information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Value Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 57,595	$ 40,946	$ (91,907)	$ 23	$ 6	$ 6,663	6,661,540	$ 133	$ –
SEI Daily Income Trust, Government Fund, CI F	10,473	63,947	(61,118)	—	—	13,302	13,302,331	162	–

Totals	$ 68,068	$ 104,893	$ (153,025)	$ 23	$ 6	$ 19,965	19,963,871	$ 295	$ –

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Communication Services — 3.3%
Actua Corp *(A)	105,055	$67
Bandwidth Inc, CI A *	3,957	297
Boingo Wireless Inc *	50,013	898
Cargurus Inc, CI A *	21,777	786
Cinemark Holdings Inc	32,495	1,173
Eventbrite Inc, Cl A *(B)	28,509	462
Glu Mobile Inc *	78,010	560
IMAX Corp *	24,300	491
Marcus Corp/The	15,084	497
National CineMedia Inc	119,801	786
Nexstar Media Group Inc, CI A	2,790	282
QuinStreet Inc *	1,951	31
Rosetta Stone Inc *	37,889	867
Shenandoah Telecommunications Co	2,096	81
Sinclair Broadcast Group Inc, Cl A	10,953	587
TechTarget Inc *	38,881	826
Travelzoo *	943	15
TrueCar Inc *	69,088	377
Vonage Holdings Corp *	159,647	1,809
Zynga Inc, CIA *	86,944	533

		11,425

Consumer Discretionary — 13.9%
Aaron’s Inc	6,763	415
Abercrombie & Fitch Co, Cl A	4,334	70
Asbury Automotive Group Inc *	12,048	1,016
Bed Bath & Beyond Inc (B)	2,806	33
Bloomin’ Brands Inc	29,390	556
Boot Barn Holdings Inc *	242	9
Boyd Gaming Corp	18,800	506
Bright Horizons Family Solutions Inc *	2,992	452
Brinker International Inc (B)	16,511	650
Callaway Golf Co	5,787	99
Career Education *	21,336	407
Carter’s Inc	15,882	1,549
Chegg Inc *	4,466	172
Children’s Place Inc/The (B)	5,100	486
Churchill Downs Inc	3,163	364
Chuy’s Holdings Inc *	29,557	677
Clarus Corp	50,969	736
Conn’s Inc *(B)	60,961	1,086
Cooper-Standard Holdings Inc *	12,518	574
Core-Mark Holding Co Inc, Cl A	1,015	41
Crocs Inc *	12,862	254
Dana Inc	32,867	655
Deckers Outdoor Corp *	5,043	887
Dine Brands Global Inc	5,776	551
Eldorado Resorts Inc *(B)	50,947	2,347
Ethan Allen Interiors Inc	5,100	108
Etsy Inc *	9,040	555
Everi Holdings Inc *	50,129	598

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Five Below Inc *	485	$58
Fox Factory Holding Corp *	12,058	995
frontdoor Inc *	9,505	414
Funko Inc, CI A *	28,252	684
Grand Canyon Education Inc *	20,238	2,368
Group 1 Automotive Inc	7,456	611
Haverty Furniture Cos Inc	4,136	70
Helen of Troy Ltd *	2,729	356
Hibbett Sports Inc *	24,868	453
Installed Building Products Inc *	10,305	610
iRobot Corp *(B)	2,161	198
Jack in the Box Inc	25,914	2,109
K12 Inc *	8,069	245
Lovesac Co/The *	8,764	272
Malibu Boats Inc, CI A *	27,051	1,051
Marine Products Corp	1,832	28
Master Craft Boat Holdings Inc *	3,345	66
Monro Inc (B)	3,418	292
Planet Fitness Inc, CI A *	11,496	833
Playa Hotels & Resorts NV *	114,778	885
PlayAGS Inc *	150,257	2,922
Rent-A-Center Inc/TX *	28,369	755
Rocky Brands Inc	1,588	43
Rubicon Project Inc/The *	36,953	235
Sally Beauty Holdings Inc *(B)	150,035	2,001
SeaWorld Entertainment Inc *	20,826	646
ServiceMaster Global Holdings Inc *	7,953	414
Shoe Carnival Inc (B)	2,426	67
Shutterstock Inc	34,377	1,347
Skechers U.S.A. Inc, CI A *	106,088	3,341
Sleep Number Corp *	2,141	87
Strategic Education Inc	18,154	3,232
Taylor Morrison Home Corp, CI A *	26,272	551
Vera Bradley Inc *	53,393	641
Wendy’s Co/The	20,023	392
Wingstop Inc, CI A	6,665	632
Wolverine World Wide Inc	22,978	633
YETI Holdings Inc *(B)	15,637	453
Zumiez Inc *	25,013	653

		47,496

Consumer Staples — 1.7%
BJ’s Wholesale Club Holdings Inc *	25,643	677
Boston Beer Co Inc/The, CI A *	1,940	733
Casey’s General Stores Inc	2,997	467
Central Garden & Pet Co, CI A *	24,304	599
Chefs’ Warehouse Inc/The *	19,611	688
Freshpet Inc *	7,972	363
Lancaster Colony Corp	236	35
Medifast Inc	5,405	693
Natural Grocers by Vitamin Cottage Inc *	4,343	44
Performance Food Group Co *	6,172	247

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Simply Good Foods Co/The *	50,791	$1,223
Village Super Market Inc, Cl A	1,919	51

		5,820

Energy — 1.7%
Arch Coal Inc	1,718	162
Archrock Inc	55,474	588
Carrizo Oil & Gas Inc *	50,191	503
DHT Holdings Inc	11,584	69
DMC Global Inc	6,123	388
Evolution Petroleum Corp	54,532	390
Helix Energy Solutions Group Inc *	19,702	170
NCS Multistage Holdings Inc *	106,323	377
Oceaneering International Inc, CI A *	30,401	620
ProPetro Holding Corp *	44,539	922
RigNet Inc, CI A *	36,262	366
SRC Energy Inc *	109,017	541
Talos Energy Inc *	22,691	546
W&T Offshore Inc *	22,091	109

		5,751

Financials — 9.1%
American National Bankshares Inc	1,164	45
Arbor Realty Trust Inc ‡	11,865	144
Argo Group International Holdings Ltd	8,487	628
Artisan Partners Asset Management Inc, CI A	31,500	867
Bank of Marin Bancorp	1,462	60
Bridge Bancorp Inc	3,559	105
Bridgewater Bancshares Inc *	1,926	22
BrightSphere Investment Group PLC	6,025	69
Brookline Bancorp Inc. CI A	35,889	552
Cadence BanCorp, Cl A	25,598	532
Cambridge Bancorp	46	4
Cannae Holdings Inc *	10,807	313
Capstar Financial Holdings Inc	2,787	42
Capstead Mortgage Corp ‡	69,285	579
CBTX Inc	4,016	113
Central Pacific Financial Corp	5,023	150
Century Bancorp Inc/MA, Cl A	750	66
Community Bank System Inc	8,900	586
eHealth Inc *	3,033	261
Encore Capital Group Inc *	1,934	66
Enova International Inc *	29,714	685
Essent Group Ltd *	16,618	781
FGL Holdings	54,079	454
First BanCorp/Puerto Rico	96,767	1,068
First Citizens BancShares Inc/NC, Cl A	568	256
First Commonwealth Financial Corp	43,071	580
First Northwest Bancorp	2,973	48
Goosehead Insurance Inc, Cl A (B)	9,800	468
Great Southern Bancorp Inc	1,470	88
Green Dot Corp, CI A *	12,471	610

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GS Acquisition Holdings Corp *	115,986	$1,218
Hallmark Financial Services Inc *	2,782	40
Hamilton Lane Inc, CI A	7,521	429
Health Insurance Innovations Inc, Cl A *(B)	26,407	685
Hilltop Holdings Inc	27,884	593
Home BancShares Inc/AR	48,363	931
Independent Bank Corp/MI	2,784	61
Invesco Mortgage Capital Inc ‡	34,968	564
James River Group Holdings Ltd	8,782	412
Kemper Corp, Cl A	801	69
Kinsale Capital Group	3,306	302
LegacyTexas Financial Group Inc	5,532	225
Legg Mason Inc	12,988	497
LPL Financial Holdings Inc	5,175	422
Metropolitan Bank Holding Corp *	1,564	69
MGIC Investment Corp	57,167	751
National General Holdings Corp	5,475	126
NMI Holdings Inc, CI A *	33,373	948
Northwest Bancshares Inc	33,000	581
OFG Bancorp	40,420	961
Pacific Mercantile Bancorp *	4,935	41
Parke Bancorp Inc	2,638	63
PCSB Financial Corp	5,206	105
PennantPark Investment Corp	102,844	650
PennyMac Financial Services Inc	3,037	67
PennyMac Mortgage lnvestment Trust ‡	6,777	148
Primerica Inc	584	70
Radian Group Inc	34,245	783
RLI Corp	7,255	622
Southern National Bancorp of Virginia Inc	4,709	72
Spirit of Texas Bancshares Inc *	959	22
Sterling Bancorp/DE	30,700	653
Stifel Financial Corp	9,876	583
Stock Yards Bancorp Inc	2,203	80
TPG Pace Holdings Corp *(C)	100,674	1,091
TriState Capital Holdings Inc *	5,946	127
Trupanion Inc *(B)	12,936	467
Trustmark Corp	16,527	550
UMB Financial Corp	8,496	559
United Community Banks Inc/GA	21,000	600
Value Creation *(A)(C)	145,600	58
Waddell & Reed Financial Inc, Cl A (B)	11,404	190
Washington Federal Inc	17,200	601
Westamerica Bancorporation (B)	9,100	561
Wintrust Financial Corp	16,801	1,229
WisdomTree Investments Inc	133,073	821

		30,939

Health Care — 21.7%
Accelerate Diagnostics Inc *(B)	40,182	919
Addus HomeCare Corp *	6,287	471
Adverum Biotechnologies Inc *	36,444	433

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Agenus Inc *(B)	35,400	$106
Albireo Pharma Inc *	19,842	640
Amedisys Inc *	5,882	714
Anika Therapeutics Inc *	18,818	764
Arena Pharmaceuticals Inc *	11,607	681
Argenx SE ADR *	6,848	970
ArQule Inc *	61,183	674
Atreca Inc, CI A *	26,500	499
Axogen Inc *	34,701	687
Axonics Modulation Technologies Inc *	6,585	270
Axsome Therapeutics Inc *(B)	16,262	419
BioDelivery Sciences International Inc *	33,198	154
Biohaven Pharmaceutical Holding Co Ltd *	7,948	348
BioSpecifics Technologies Corp *	7,240	432
BioTelemetry Inc *	37,328	1,797
Bruker Corp	14,812	740
Cardiovascular Systems Inc *	57,582	2,472
CareDx Inc *	22,428	807
Catalent Inc *	5,030	273
Chemed Corp	1,720	621
ChemoCentryx Inc *	49,276	458
Chimerix Inc *	180,204	778
Coherus Biosciences Inc *	51,603	1,140
CONMED Corp	6,593	564
CorVel Corp *	1,384	121
CryoLife Inc *	16,884	505
CryoPort Inc *(B)	14,843	272
DBV Technologies SA ADR *	66,394	546
Deciphera Pharmaceuticals Inc *	24,566	554
Eagle Pharmaceuticals Inc/DE *(B)	9,046	504
Editas Medicine Inc *(B)	24,312	601
Eidos Therapeutics Inc *(B)	12,279	382
Endologix Inc *	49,807	361
Ensign Group Inc/The	14,115	804
Enzo Biochem *	17,193	58
Fluidigm Corp *	39,086	482
Genomic Health Inc *	21,087	1,227
Glaukos Corp *	4,520	341
Guardant Health Inc *(B)	3,235	279
Haemonetics Corp *	3,276	394
Halozyme Therapeutics Inc *	73,965	1,271
HealthEquity Inc *	5,786	378
Heron Therapeutics Inc *(B)	43,460	808
HMS Holdings Corp *	14,816	480
Horizon Therapeutics Plc *	10,076	242
ImmunoGen Inc *	133,546	290
Immunomedics Inc *(B)	41,692	578
Inspire Medical Systems Inc *	4,680	284
Insulet Corp *(B)	8,087	965
Integer Holdings Corp *	8,983	754
Integra LifeSciences Holdings Corp *	8,728	488
Iovance Biotherapeutics Inc *	23,197	569

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kiniksa Pharmaceuticals Ltd, Cl A *(B)	31,028	$420
Kodiak Sciences Inc *	84,274	986
Krystal Biotech Inc *	15,000	604
LHC Group Inc *	1,674	200
Ligand Pharmaceuticals Inc *(B)	20,291	2,316
Liquidia Technologies Inc *	51,517	412
MannKind Corp *(B)	19,550	23
Masimo Corp *	4,261	634
Medidata Solutions Inc *	11,602	1,050
Medpace Holdings Inc *(B)	12,443	814
MeiraGTx Holdings plc *	2,790	75
Merit Medical Systems Inc *	46,916	2,794
Mersana Therapeutics Inc *	115,185	467
Mirati Therapeutics Inc *(B)	4,813	496
Myriad Genetics Inc *	17,013	473
NanoString Technologies *	23,858	724
NantKwest Inc *(B)	5,701	6
NeoGenomics Inc *(B)	112,373	2,465
Neon Therapeutics Inc *	28,443	135
Nevro Corp *(B)	7,902	512
NextGen Healthcare Inc *	4,613	92
Novocure Ltd *	5,178	327
Omnicell Inc *	24,999	2,151
Orchard Therapeutics plc ADR	35,537	497
Pacific Biosciences of California Inc *	133,547	808
Pacira BioSciences Inc *	13,217	575
PDL BioPharma Inc *	33,194	104
Precision BioSciences Inc *	34,423	456
Prestige Consumer Healthcare Inc, CI A *	29,977	950
Quidel Corp *	14,921	885
R1 RCM Inc *	142,806	1,797
Ra Pharmaceuticals Inc *	14,635	440
Reata Pharmaceuticals Inc, CI A *	1,309	124
Recro Pharma Inc *	10,515	107
Repligen Corp *	20,994	1,804
Revance Therapeutics Inc *(B)	32,543	422
Rhythm Pharmaceuticals Inc *(B)	26,946	593
Rigel Pharmaceuticals Inc *	67,920	177
SeaSpine Holdings Corp *	68,718	911
Shockwave Medical Inc *(B)	3,717	212
Silk Road Medical Inc *	6,146	298
Syneos Health Inc, CI A *	42,869	2,190
Tactile Systems Technology *	172	10
Tandem Diabetes Care Inc *	4,565	295
TCR2 Therapeutics Inc *	35,044	501
Tenet Healthcare Corp *	16,419	339
TransMedics Group Inc *(B)	10,170	295
Tricida Inc *	5,173	204
US Physical Therapy Inc	4,148	508
Vanda Pharmaceuticals Inc *	25,931	365
Veracyte Inc *	57,452	1,638
Vericel Corp *	48,106	909

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Viking Therapeutics Inc *(B)	88,289	$733
Vocera Communications Inc *	16,489	526
WaVe Life Sciences Ltd *(B)	16,735	437
Xencor Inc *	41,417	1,695
Xeris Pharmaceuticals Inc *(B)	47,146	539

		73,889

Industrials — 20.6%
AAON Inc	7,100	356
ABM Industries Inc	41,122	1,645
AeroVironment *	1,050	59
Allegiant Travel Co, Cl A	4,183	600
Altra Industrial Motion Corp	15,500	556
Apogee Enterprises Inc	16,717	726
Arcosa Inc	25,388	955
Armstrong World Industries Inc	4,482	436
ASGN Inc *	15,683	950
Atkore International Group Inc *	32,050	829
Barrett Business Services Inc	342	28
BMC Stock Holdings Inc *	9,319	198
Brady Corp, Cl A	8,409	415
BrightView Holdings Inc *	48,948	916
Brink’s Co/The	21,605	1,754
Casella Waste Systems Inc, CI A *	9,828	389
Chart Industries Inc *	7,660	589
Cimpress NV *	11,667	1,060
Clean Harbors Inc *	36,654	2,606
Comfort Systems USA Inc	1,403	72
Commercial Vehicle Group Inc *	5,238	42
Construction Partners Inc, CI A *	82,681	1,242
CSW Industrials Inc	27	2
DXP Enterprises Inc/TX *	1,297	49
Dycom Industries Inc *	16,500	971
EMCOR Group Inc	11,363	1,001
Encore Wire Corp	788	46
Energy Recovery Inc *(B)	6,321	66
Ennis Inc	6,156	126
Exponent Inc	10,127	593
Federal Signal Corp	34,564	925
Forrester Research Inc	21,270	1,000
Fortress Transportation & Infrastructure Investors LLC	104,624	1,580
Forward Air Corp	15,037	889
FTI Consulting Inc *	15,700	1,316
Generac Holdings Inc *	15,817	1,098
Graham Corp, Cl A (C)	31,522	637
Great Lakes Dredge & Dock Corp *	50,126	553
H&E Equipment Services Inc	19,698	573
Harsco Corp *	28,268	776
Heartland Express Inc	65,186	1,178
Heidrick & Struggles International Inc	16,314	489
Heritage-Crystal Clean Inc *	87,690	2,307

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Herman Miller Inc	5,093	$228
Hertz Global Holdings Inc *(B)	31,832	508
Hexcel Corp, Cl A	5,591	452
Hillenbrand Inc	3,847	152
Hudson Technologies Inc *(B)	168,777	145
ICF International Inc, CI A	24,072	1,753
InnerWorkings Inc *	375,974	1,436
Insperity Inc, Cl A	2,696	329
John Bean Technologies Corp, Cl A	21,511	2,606
Kennametal Inc	41,598	1,539
Kforce Inc	3,328	117
Kimball International Inc, Cl B	3,900	68
Kirby Corp *	24,488	1,934
Kratos Defense & Security Solutions Inc *	18,464	423
Lawson Products *	1,248	46
MasTec Inc *	46,080	2,375
Matson Inc	46,609	1,811
McGrath RentCorp	10,753	668
Mercury Systems Inc *	5,399	380
Meritor Inc *	44,745	1,085
MSC Industrial Direct Co Inc, Cl A	17,390	1,291
Multi-Color Corp	18,427	921
Navistar lnternational Corp *	16,524	569
NOW Inc *	5,745	85
Omega Flex Inc	872	67
Proto Labs Inc *	4,760	552
Ritchie Bros Auctioneers Inc	33,089	1,099
Rush Enterprises Inc, CI A	18,410	672
Saia Inc *	12,530	810
SkyWest Inc	13,308	808
SP Plus Corp *	38,264	1,222
Steelcase Inc, Cl A	13,240	226
Tennant Co	24,383	1,492
Tetra Tech Inc	13,478	1,059
Titan Machinery Inc *	404	8
TriNet Group Inc *	35,984	2,440
TrueBlue Inc *	83,748	1,848
Universal Logistics Holdings Inc	1,992	45
WageWorks Inc *	39,323	1,997
Watts Water Technologies Inc, Cl A	7,047	657
WillScot Corp, CI A *(B)	89,943	1,353
Woodward Inc	5,260	595

		70,469

Information Technology — 19.4%
2U Inc *(B)	37,038	1,394
3D Systems Corp *(B)	51,570	469
Acacia Communications Inc *	13,728	648
Alteryx Inc, CI A *	5,879	642
American Software Inc/GA, Cl A	48,075	632
Anaplan Inc *	8,386	423
Appfolio Inc, CI A *	1,871	191

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aspen Technology Inc *	2,555	$318
Asure Software Inc *(B)	83,434	687
Avalara Inc *	7,500	541
AVX Corp	10,367	172
Belden Inc	9,412	561
Benefitfocus Inc *(B)	25,295	687
Booz Allen Hamilton Holding Corp, Cl A	4,886	324
Box Inc, CI A *	66,520	1,171
CACI International Inc, CI A *	5,946	1,217
CalAmp Corp *	43,144	504
Carbonite Inc *	88,141	2,295
Cardtronics PLC *	16,257	444
ChannelAdvisor Corp *	44,548	390
Ciena Corp *	10,185	419
Control4 Corp *	1,739	41
Cornerstone OnDemand Inc *	33,985	1,969
Coupa Software Inc *	3,324	421
CSG Systems International Inc	12,619	616
CTS Corp	22,295	615
Digital Turbine Inc *	77,817	389
Diodes Inc *	5,672	206
Domo Inc, CI B*	17,914	489
Ebix (B)	9,782	491
Echo Global Logistics Inc *	28,437	594
Enphase Energy Inc *	29,830	544
Envestnet Inc *	4,125	282
Euronet Worldwide Inc *	6,608	1,112
Everbridge Inc *	19,171	1,714
EVERTEC Inc	10,318	337
Fabrinet *	19,161	952
Fair lsaac Corp *	1,010	317
FireEye Inc *	160,592	2,378
Five9 Inc *	32,377	1,661
Genpact Ltd	10,974	418
II-VI Inc *	20,900	764
Impinj Inc *	2,598	74
Inphi Corp *	6,044	303
j2 Global Inc	8,247	733
KBR Inc	28,857	720
Lattice Semiconductor Corp *	78,865	1,151
Limelight Networks Inc *	214,922	580
LivePerson Inc *	37,043	1,039
LogMeIn Inc	38,679	2,850
Manhattan Associates Inc *	6,400	444
MAXIMUS Inc	21,711	1,575
MobileIron Inc *	17,069	106
Model N Inc *	46,266	902
MongoDB Inc, CI A *(B)	1,372	209
Nanometrics Inc *	4,193	146
Napco Security Technologies Inc *	17,135	509
NIC Inc	33,600	539
Novanta Inc *	7,986	753

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OSI Systems Inc *	3,601	$406
Paylocity Holding Corp *	3,185	299
Pegasystems Inc	6,100	434
Perficient Inc *	76,251	2,617
Photronics Inc *	5,597	46
Presidio Inc	102,372	1,399
Proofpoint Inc *	14,867	1,788
PROS Holdings Inc *	17,980	1,137
Q2 Holdings Inc *(B)	5,208	398
QAD Inc, CI A	14,550	585
Rambus Inc *	50,113	603
Rapid7 Inc *	4,787	277
RingCentral Inc, CI A *	3,153	362
Rogers Corp *	1,730	298
Sanmina Corp *	16,959	513
Smartsheet Inc, CI A *	7,728	374
SolarEdge Technologies Inc *	9,433	589
SPS Commerce Inc *	11,386	1,164
SunPower Corp, CI A *	27,000	289
SVMK Inc *	50,697	837
Switch Inc, CI A	109,804	1,437
SYNNEX Corp	5,598	551
Tech Data Corp *	9,971	1,043
Telaria Inc *	39,121	294
Trade Desk Inc/The, CI A *(B)	1,241	283
TTEC Holdings	8,297	387
Tufin Software Technologies Ltd *	14,667	380
Unisys Corp *(B)	6,419	62
Universal Display Corp (B)	1,544	290
Upland Software Inc *	9,143	416
Verint Systems Inc *	9,506	511
Verra Mobility Corp, CI A *	26,374	345
ViaSat Inc *(B)	4,457	360
Viavi Solutions Inc *	21,691	288
Vishay Precision Group Inc *	377	15
Workiva Inc, CI A *	11,491	668
Xperi Corp	25,834	532
Zix Corp *	33,986	309
Zscaler Inc *	8,141	624

		66,282

Materials — 1.4%
Balchem Corp	5,838	584
Cleveland-Cliffs Inc (B)	48,891	522
Compass Minerals International Inc, Cl A	10,400	571
FutureFuel Corp	6,037	71
Global Brass & Copper Holdings Inc	2,514	110
Innospec Inc	508	46
Louisiana-Pacific Corp	2,710	71
Materion Corp	14,020	951
Ranpak Holdings Corp *	107,520	952
Schnitzer Steel Industries Inc, Cl A	24,406	639

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SunCoke Energy Inc *	6,970	$62
Warrior Met Coal Inc	8,101	211

		4,790

Real Estate — 3.6%
Americold Realty Trust ‡	33,036	1,071
CareTrust REIT ‡	58,958	1,402
Chesapeake Lodging Trust ‡	6,767	192
Clipper Realty Inc ‡	3,615	40
CoreCivic Inc ‡	28,381	589
Cushman & Wakefield PLC * ‡(B)	8,567	153
EastGroup Properties Inc ‡	4,756	552
Essential Properties Realty Trust Inc ‡	26,258	526
First Industrial Realty Trust Inc ‡	1,140	42
Franklin Street Properties Corp ‡	13,601	100
Gladstone Commercial Corp ‡	6,500	138
Global Medical REIT Inc ‡	6,000	63
Hannon Armstrong Sustainable Infrastructure Capital ‡(B)	30,060	847
Jernigan Capital Inc ‡	31,508	646
Mack-Cali Realty Corp ‡	8,869	207
Medical Properties Trust Inc ‡	65,325	1,139
NexPoint Residential Trust Inc ‡	8,072	334
NorthStar Realty Europe Corp ‡	9,788	161
PS Business Parks Inc ‡	3,558	600
Rexford lndustrial Realty ‡	16,342	660
RMR Group Inc/The, CI A ‡	1,852	87
Ryman Hospitality Properties Inc ‡	7,958	645
Safehold Inc ‡(B)	1,729	52
STAG Industrial Inc ‡	7,853	238
Terreno Realty Corp ‡	23,370	1,146
Whitestone, Cl B ‡	2,628	33
Xenia Hotels & Resorts Inc ‡	32,239	672

		12,335

Utilities — 1.2%
AquaVenture Holdings Ltd *	3,288	66
Atlantic Power Corp *	12,173	29
Black Hills Corp, CI A	7,952	621
New Jersey Resources Corp	11,261	560
NorthWestern Corp	8,398	606
ONE Gas Inc	6,066	548
PNM Resources Inc	11,820	602
Portland General Electric Co	6,038	327
Spire	7,200	604

		3,963

Total Common Stock (Cost $298,084) ($ Thousands)		333,159

Description	Number of warrants	Market Value ($ Thousands)
WARRANTS — 0.1%
Magnolia Oil & Gas Corp, Expires 08/03/2023 Strike Price$12 * (C)	31,731	$106
Ranpak Holdings Corp, Expires 06/06/2024 Strike Price $12 *	52,636	63

Total Warrants (Cost $146) ($ Thousands)		169

	Number of Rights

RIGHTS — 0.0%
Hertz Global Holdings Inc, Expires 07/16/2019 *(B)	31,832	62

Total Rights (Cost $—) ($Thousands)		62

	Shares

AFFILIATED PARTNERSHIP — 6.1%
SEI Liquidity Fund, L.P.
2.400% **†(D)	20,758,575	20,758

Total Affiliated Partnership (Cost $20,758) ($ Thousands)		20,758

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, CI F
2.140%**†	7,836,517	7,837

Total Cash Equivalent (Cost $7,837) ($ Thousands)		7,837

Total Investments in Securities — 106.1% (Cost $326,825) ($ Thousands)		$361,985

Percentages are based on Net Assets of $341,292 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30,2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Certain securities or partial positions of certain securities are on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $20,887 ($ Thousands).
(C)	Securities considered illiquid. The total value of such securities as of June 30, 2019 was $1,892 ($ Thousands) and represented 0.6% of the Net Assets of the Fund.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2019 was $20,758 ($ Thousands).

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Small Cap Growth Fund (Continued)

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the levels of inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$333,034	$–	$125	$333,159
Warrants	169	–	–	169
Right	62	–	–	62
Affiliated Partnership	–	20,758	–	20,758
Cash Equivalent	7,837	–	–	7,837

Total Investments in Securities	$341,102	$20,758	$125	$361,985

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 25,165	$ 80,652	$ (85,066)	$ 5	$ 2	$ 20,758	20,758,575	$ 152	$ —
SEI Daily Income Trust, Government Fund, Cl F	17,517	75,678	(85,358)	—	—	7,837	7,836,517	137	—

Totals	$ 42,682	$ 156,330	$ (170,424)	$ 5	$ 2	$ 28,595	28,595,092	$ 289	$ —

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Communication Services — 3.3%
AMC Networks Inc, Cl A *(A)	7,465	$407
Boingo Wireless Inc *	35,544	639
Cable One Inc (A)	1,150	1,347
Cinemark Holdings Inc	8,045	290
Cogent Communications Holdings Inc	12,431	738
Criteo SA ADR *	73,917	1,272
Electronic Arts Inc *	6,830	692
Hemisphere Media Group Inc, Cl A *	50,924	658
IAC/InterActiveCorp *	55,439	12,060
Interpublic Group of Cos Inc/The	32,406	732
Marcus Corp/The	3,040	100
National CineMedia Inc	39,999	262
Nexstar Media Group Inc, Cl A (A)	42,000	4,242
Rosetta Stone Inc *	31,881	730
Shenandoah Telecommunications Co	27,451	1,057
Sinclair Broadcast Group Inc, Cl A	2,274	122
Take-Two Interactive Software Inc, Cl A *	5,083	577
TEGNA Inc	31,304	474
Telephone & Data Systems Inc	14,372	437
United States Cellular Corp *	18,585	830
Vonage Holdings Corp *	122,615	1,389

		29,055

Consumer Discretionary — 12.7%
1-800-Flowers.com Inc, Cl A *	42,193	797
Aaron’s Inc (A)	15,577	957
Advance Auto Parts Inc	10,967	1,690
American Public Education Inc *	24,039	711
America’s Car-Mart Inc/TX *	9,635	829
Asbury Automotive Group Inc *	4,381	370
Big Lots Inc	24,175	692
BJ’s Restaurants Inc	8,758	385
Bloomin’ Brands Inc	143,909	2,721
Bright Horizons Family Solutions Inc *	16,432	2,479
Brinker International Inc (A)	36,526	1,437
Burlington Stores Inc *	10,030	1,707
Career Education Corp *	45,000	858
Carriage Services Inc	11,183	213
Carrols Restaurant Group Inc *	46,890	423
Cheesecake Factory Inc/The (A)	53,003	2,317
Chuy’s Holdings Inc *	28,594	655
Cooper Tire & Rubber Co	38,800	1,224
Core-Mark Holding Co Inc, Cl A	19,584	778
Cracker Barrel Old Country Store Inc (A)	595	102
Dave & Buster’s Entertainment Inc	36,850	1,491
Del Taco Restaurants Inc *	45,094	578
Denny’s Corp, Cl A *	9,756	200
Dick’s Sporting Goods Inc	11,194	388
Dillard’s Inc, Cl A (A)	2,522	157
Dine Brands Global Inc (A)	20,227	1,931
Domino’s Pizza Inc (A)	2,231	621

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dunkin’ Brands Group Inc	19,500	$1,553
El Pollo Loco Holdings Inc *	62,731	669
Etsy Inc *	24,966	1,532
Extended Stay America Inc	210,113	3,549
Fiesta Restaurant Group Inc *	49,167	646
Five Below Inc *	7,055	847
Fox Factory Holding Corp *	12,370	1,021
Gentherm Inc *	44,944	1,880
Graham Holdings Co, Cl B	1,200	828
Grand Canyon Education Inc *(A)	20,065	2,348
GrubHub Inc *(A)	23,204	1,810
H&R Block Inc	27,538	807
Hasbro Inc (A)	7,072	747
Haverty Furniture Cos Inc	14,288	243
Jack in the Box Inc	4,284	349
K12 Inc *	58,405	1,776
LCI Industries	24,809	2,233
Lear Corp	6,085	848
Liberty Expedia Holdings Inc, Cl A *	11,066	529
Lithia Motors Inc, Cl A (A)	56,842	6,752
LKQ Corp *	53,271	1,418
M/I Homes Inc *	29,876	853
Modine Manufacturing Co *	348,510	4,987
Murphy USA Inc *	1,163	98
Ollie’s Bargain Outlet Holdings Inc *	19,518	1,700
Penske Automotive Group Inc, Cl A	9,286	439
Planet Fitness Inc, Cl A *	45,731	3,313
Polaris Industries Inc	9,333	851
Pool Corp	24,064	4,596
Rent-A-Center Inc/TX	74,852	1,993
Rubicon Project Inc/The *	143,539	913
Ruth’s Hospitality Group Inc	4,237	96
Shutterfly Inc *	52,576	2,658
Six Flags Entertainment Corp	147,528	7,329
Skechers U.S.A. Inc, Cl A *	154,616	4,869
Standard Motor Products Inc	15,859	719
Strategic Education Inc	14,806	2,636
Sturm Ruger & Co Inc	5,788	315
Taylor Morrison Home Corp, Cl A *	35,361	741
Texas Roadhouse Inc, Cl A	17,057	915
Tractor Supply Co	12,316	1,340
Ulta Beauty Inc *	3,283	1,139
Urban Outfitters Inc *	121,511	2,764
Vail Resorts Inc	10,571	2,359
Wendy’s Co/The	255,433	5,001
Whirlpool Corp (A)	5,200	740
Williams-Sonoma Inc	11,413	742

		113,202

Consumer Staples — 4.4%
Andersons Inc/The	24,278	661
B&G Foods Inc, Cl A (A)	151,693	3,155

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boston Beer Co Inc/The, Cl A *	2,433	$919
Central Garden & Pet Co, Cl A *	20,058	494
Chefs’ Warehouse Inc/The *	20,954	735
Coca-Cola Consolidated Inc	2,500	748
Flowers Foods Inc (A)	83,104	1,934
Fresh Del Monte Produce Inc *	7,190	194
Freshpet Inc *	40,259	1,832
Hain Celestial Group Inc/The *(A)	131,539	2,881
Hostess Brands Inc, Cl A *	455,006	6,570
Ingredion Inc	3,898	322
Inter Parfums Inc	4,338	288
J&J Snack Foods Corp	7,030	1,131
John B Sanfilippo & Son Inc	10,125	807
Kroger Co/The (A)	19,039	413
Lamb Weston Holdings Inc	34,188	2,166
Landec Corp *	13,917	130
Medifast Inc	105	13
Performance Food Group Co *	44,666	1,788
Pilgrim’s Pride Corp *	141,116	3,583
Post Holdings Inc *	7,296	759
Seaboard Corp	100	414
Spectrum Brands Holdings Inc (A)	63,363	3,407
Tootsie Roll Industries Inc (A)	25,993	960
TreeHouse Foods Inc *	24,098	1,304
Universal Corp/VA	8,617	524
US Foods Holding Corp *	15,000	536
USANA Health Sciences Inc *	4,731	376
Weis Markets Inc	12,127	442

		39,486

Energy — 1.4%
Arch Coal Inc	4,232	399
Diamondback Energy Inc, Cl A	5,222	569
Frontline Ltd/Bermuda *(A)	136,842	1,095
Gulfport Energy Corp *	429,585	2,109
Marathon Petroleum Corp	23,446	1,310
Par Pacific Holdings Inc *	14,578	299
Parsley Energy Inc, Cl A *	191,995	3,650
Pioneer Natural Resources Co	2,474	381
Rattler Midstream LP *	72,067	1,397
World Fuel Services Corp	39,675	1,427

		12,636

Financials — 17.6%
Affiliated Managers Group Inc	31,056	2,862
AG Mortgage Investment Trust Inc ‡	5,841	93
AGNC Investment Corp ‡	78,000	1,312
Alleghany Corp *	1,200	817
Allstate Corp/The	7,797	793
American Equity Investment Life Holding Co	160,817	4,368
American Financial Group Inc/OH	14,643	1,500
Ameriprise Financial Inc	4,701	682

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AMERISAFE Inc	11,659	$744
Anworth Mortgage Asset Corp ‡	86,433	328
Arch Capital Group Ltd *	10,008	371
Ares Commercial Real Estate Corp ‡	52,830	785
Argo Group International Holdings Ltd	6,242	462
Assured Guaranty Ltd	13,356	562
Axis Capital Holdings Ltd	13,323	795
Axos Financial Inc *	32,767	893
BancFirst Corp	13,798	768
Bancorp Inc/The *	129,901	1,159
Bank of Marin Bancorp	13,834	567
Bank OZK (A)	97,587	2,936
BankUnited Inc	170,921	5,767
BGC Partners Inc, Cl A	900,334	4,709
Byline Bancorp Inc *	3,100	59
Canadian Imperial Bank of Commerce	3,321	261
Central Pacific Financial Corp	41,371	1,239
CNO Financial Group Inc	281,904	4,702
Columbia Banking System Inc (A)	137,664	4,981
Community Trust Bancorp Inc	20,468	866
Cowen Inc, Cl A *	180,570	3,104
Diamond Hill Investment Group Inc	2,706	384
Dynex Capital Inc ‡	27,216	456
E*TRADE Financial Corp	11,727	523
Eagle Bancorp Inc	29,167	1,579
East West Bancorp Inc	21,214	992
eHealth Inc *	15,300	1,317
Employers Holdings Inc	17,888	756
Enterprise Financial Services Corp	16,573	689
Erie Indemnity Co, Cl A	5,000	1,271
Essent Group Ltd *	30,000	1,410
Everest Re Group Ltd	6,060	1,498
Exantas Capital Corp ‡	146,600	1,658
FBL Financial Group Inc, Cl A	2,500	160
Financial Institutions Inc	30,077	877
First American Financial Corp	23,494	1,262
First BanCorp/Puerto Rico	59,830	661
First Bancorp/Southern Pines NC	32,364	1,179
First Busey Corp	37,603	993
First Citizens BancShares Inc/NC, Cl A	1,150	518
First Commonwealth Financial Corp	334,524	4,506
First Defiance Financial Corp	36,128	1,032
First Financial Corp/IN	4,374	176
First Interstate BancSystem Inc, Cl A	19,006	753
First Merchants Corp	7,595	288
FNB Corp/PA (A)	654,578	7,704
Great Southern Bancorp Inc	9,644	577
Great Western Bancorp Inc	101,827	3,637
Green Dot Corp, Cl A *	25,420	1,243
Hanover Insurance Group Inc/The, Cl A	25,705	3,298
Heritage Commerce Corp	44,324	543
HomeTrust Bancshares Inc	18,516	466

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Horace Mann Educators Corp, Cl A	21,962	$885
Huntington Bancshares Inc/OH	97,198	1,343
Independent Bank Corp/MI	30,442	663
Invesco Mortgage Capital Inc ‡	44,341	715
James River Group Holdings Ltd	3,101	145
Kemper Corp, Cl A (A)	12,000	1,036
KKR Real Estate Finance Trust Inc ‡(A)	56,183	1,119
MarketAxess Holdings Inc (A)	3,601	1,157
Mercantile Bank Corp	2,955	96
Mercury General Corp	9,712	607
Meridian Bancorp Inc	27,019	483
National General Holdings Corp	253,350	5,812
National Western Life Group Inc, Cl A	2,596	667
NMI Holdings Inc, Cl A *	37,080	1,053
Northwest Bancshares Inc	72,630	1,279
OceanFirst Financial Corp	37,999	944
OFG Bancorp (B)	188,441	4,479
Old Republic International Corp	50,500	1,130
PacWest Bancorp	208,427	8,093
PCSB Financial Corp	23,213	470
PennyMac Mortgage Investment Trust ‡	10,214	223
Peoples Bancorp Inc/OH	16,468	531
People’s Utah Bancorp	3,572	105
Popular Inc	47,861	2,596
Provident Financial Services Inc	31,619	767
QCR Holdings Inc	8,251	288
Ready Capital Corp ‡	10,897	162
Reinsurance Group of America Inc, Cl A	13,096	2,043
RenaissanceRe Holdings Ltd	8,320	1,481
Safety Insurance Group Inc	8,465	805
Sandy Spring Bancorp Inc	23,023	803
Selective Insurance Group Inc	19,688	1,474
Sierra Bancorp	10,454	284
Signature Bank/New York NY, Cl B	6,100	737
Southern National Bancorp of Virginia Inc	10,032	154
Starwood Property Trust Inc ‡	240,140	5,456
SVB Financial Group, Cl B *	6,773	1,521
TCF Financial Corp	55,027	1,144
TPG RE Finance Trust Inc ‡	64,242	1,239
TriCo Bancshares	11,381	430
TrustCo Bank Corp NY	47,305	375
UMH Properties ‡	31,141	386
Umpqua Holdings Corp	231,803	3,846
United Bankshares Inc/WV (A)	49,000	1,817
United Financial Bancorp Inc	21,370	303
United Fire Group Inc	3,638	176
Universal Insurance Holdings Inc	3,570	100
Univest Financial Corp	28,995	761
Walker & Dunlop Inc	12,464	663
Washington Trust Bancorp Inc	18,370	959
Waterstone Financial Inc	37,641	642
Webster Financial Corp	3,768	180

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Western Asset Mortgage Capital Corp	114,682	$1,145
Westwood Holdings Group Inc	6,549	231

		156,894

Health Care — 11.3%
ABIOMED Inc *	967	252
Aerie Pharmaceuticals Inc *	21,500	635
Aimmune Therapeutics Inc *(A)	27,680	576
Akebia Therapeutics Inc *	107,817	522
AmerisourceBergen Corp, Cl A	4,713	402
Amphastar Pharmaceuticals Inc *	54,470	1,150
AngioDynamics Inc *	34,043	670
ANI Pharmaceuticals Inc *	4,710	387
AtriCure Inc *	8,653	258
Atrion Corp	124	106
BioDelivery Sciences International Inc *	173,025	805
BioSpecifics Technologies Corp *	13,104	782
CareDx Inc *	15,651	563
Catalent Inc *	16,500	894
Charles River Laboratories International Inc *	7,525	1,068
Chemed Corp	8,200	2,959
Collegium Pharmaceutical Inc *	55,398	728
Computer Programs & Systems Inc	26,950	749
CONMED Corp	10,000	856
Cooper Cos Inc/The, Cl A	1,973	665
DexCom Inc *	8,351	1,251
Emergent BioSolutions Inc *	40,449	1,954
Encompass Health Corp	19,928	1,263
Ensign Group Inc/The	22,232	1,265
Glaukos Corp *	6,815	514
GW Pharmaceuticals PLC ADR *(A)	3,127	539
Haemonetics Corp *	26,962	3,245
HealthStream Inc *	24,459	633
Heska Corp *	2,392	204
HMS Holdings Corp *	29,419	953
Horizon Therapeutics PLC *	36,713	883
Humana Inc	5,500	1,459
ICON PLC *	11,790	1,815
ICU Medical Inc *	5,669	1,428
IDEXX Laboratories Inc *	6,675	1,838
Immunomedics Inc *(A)	48,327	670
Incyte Corp *	3,300	280
Inovalon Holdings Inc, Cl A *	7,042	102
Insmed Inc *(A)	57,552	1,473
Integer Holdings Corp *	11,401	957
Jazz Pharmaceuticals PLC *	16,502	2,353
Lantheus Holdings Inc *	28,592	809
LHC Group Inc *	8,754	1,047
Ligand Pharmaceuticals Inc *(A)	76,179	8,696
Luminex Corp	30,116	622
Magellan Health Inc *	67,248	4,992

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Masimo Corp *	15,397	$2,291
Medidata Solutions Inc *	21,505	1,946
Meridian Bioscience Inc *	40,933	486
Mettler-Toledo International Inc *	411	345
Myriad Genetics Inc *	28,227	784
National HealthCare Corp	19,293	1,566
National Research Corp, Cl A	5,713	329
Natus Medical Inc *	31,209	802
Nektar Therapeutics, Cl A *(A)	39,300	1,398
NeoGenomics Inc *(A)	23,942	525
Neurocrine Biosciences Inc *	10,038	848
NextGen Healthcare Inc *	83,596	1,664
Novocure Ltd *	11,889	752
Oxford Immunotec Global PLC *	7,548	104
Pacira BioSciences Inc *	54,439	2,368
Penumbra Inc *(A)	10,162	1,626
PerkinElmer Inc (A)	12,707	1,224
Phibro Animal Health Corp, Cl A	3,474	110
Premier Inc, Cl A *	94,794	3,707
Prestige Consumer Healthcare Inc, Cl A *	46,904	1,486
Progenics Pharmaceuticals Inc *	85,505	528
Puma Biotechnology Inc *	30,834	392
QIAGEN NV *	3,422	139
Reata Pharmaceuticals Inc, Cl A *(A)	4,200	396
Sage Therapeutics Inc *(A)	3,171	581
Sarepta Therapeutics Inc *(A)	1,971	299
Supernus Pharmaceuticals Inc *	45,181	1,495
Syneos Health Inc, Cl A *(A)	126,943	6,486
Teleflex Inc	8,291	2,746
Tivity Health Inc *(A)	94,982	1,561
United Therapeutics Corp *	8,314	649
Veracyte Inc *	41,303	1,178
WellCare Health Plans Inc *	3,172	904
West Pharmaceutical Services Inc	11,500	1,439
Wright Medical Group NV *	28,000	835

		100,261

Industrials — 16.0%
ACCO Brands Corp	195,035	1,535
Advanced Disposal Services Inc *	20,915	667
Advanced Drainage Systems Inc	14,578	478
AECOM *	82,700	3,130
Air Transport Services Group Inc *	30,092	734
Alaska Air Group Inc	3,200	205
AO Smith Corp (A)	28,088	1,325
Apogee Enterprises Inc	102,357	4,446
ASGN Inc *	8,718	528
Astec Industries Inc	24,501	798
Atlas Air Worldwide Holdings Inc *	108,633	4,849
Barrett Business Services Inc	2,383	197
Carlisle Cos Inc	9,043	1,270
CECO Environmental Corp *	12,545	120

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cimpress NV *	21,872	$1,988
Cintas Corp	7,937	1,883
Clean Harbors Inc *	7,022	499
Colfax Corp *	169,268	4,745
Comfort Systems USA Inc	2,089	107
CoStar Group Inc *	8,972	4,971
Covanta Holding Corp	87,516	1,567
CRA International Inc	4,257	163
CSW Industrials Inc	1,824	124
Curtiss-Wright Corp	15,306	1,946
Deluxe Corp	11,400	464
Ducommun Inc *	24,312	1,096
DXP Enterprises Inc/TX *	12,853	487
Dycom Industries Inc *	15,943	939
EMCOR Group Inc	24,206	2,133
Ennis Inc	17,221	353
ESCO Technologies Inc	6,250	516
Exponent Inc	30,000	1,756
Forrester Research Inc *	12,726	598
Foundation Building Materials Inc *	25,371	451
FTI Consulting Inc *	13,700	1,149
Genesee & Wyoming Inc, Cl A *	63,936	6,394
Great Lakes Dredge & Dock Corp *	133,857	1,478
Hawaiian Holdings Inc (A)	26,352	723
HD Supply Holdings Inc *	26,744	1,077
Heidrick & Struggles International Inc	4,610	138
Heritage-Crystal Clean Inc *	4,102	108
Herman Miller Inc	19,564	874
Hexcel Corp, Cl A	23,064	1,865
Hillenbrand Inc	6,954	275
Huntington Ingalls Industries Inc, Cl A	6,945	1,561
Huron Consulting Group Inc *	25,000	1,259
IAA Inc *	271,436	10,526
ICF International Inc, Cl A	4,655	339
IDEX Corp	10,820	1,863
Insperity Inc, Cl A	8,458	1,033
JetBlue Airways Corp *	63,886	1,181
John Bean Technologies Corp, Cl A (A)	1,377	167
Kadant Inc	21,160	1,922
Kaman Corp, Cl A	54,466	3,469
KAR Auction Services Inc	271,436	6,786
Kelly Services Inc, Cl A	29,385	770
Kforce Inc	10,057	353
Kratos Defense & Security Solutions Inc *(A)	37,042	848
L3 Technologies Inc	7,300	1,790
LB Foster Co, Cl A *	54,099	1,479
Lydall Inc *	67,330	1,360
Macquarie Infrastructure Corp	26,970	1,093
Masonite International Corp *	57,012	3,003
McGrath RentCorp	2,022	126
Mercury Systems Inc *	7,000	492
Meritor Inc *	72,117	1,749

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Middleby Corp/The *(A)	11,520	$1,563
MSA Safety Inc	10,698	1,127
MYR Group Inc *	14,422	539
Old Dominion Freight Line Inc, Cl A (A)	11,337	1,692
Quanex Building Products Corp	30,448	575
Radiant Logistics Inc *	158,861	975
RBC Bearings Inc *	11,061	1,845
Resideo Technologies Inc *	116,546	2,555
Resources Connection Inc	79,067	1,266
REV Group Inc (A)	195,880	2,823
Robert Half International Inc	13,313	759
Rush Enterprises Inc, Cl A	5,443	199
Ryder System Inc	8,900	519
SkyWest Inc	17,047	1,034
Spirit AeroSystems Holdings Inc, Cl A	12,076	983
Spirit Airlines Inc *	3,326	159
Steelcase Inc, Cl A	62,215	1,064
Sterling Construction Co Inc *	13,705	184
Teledyne Technologies Inc *	27,753	7,601
Tetra Tech Inc	27,739	2,179
Toro Co/The	2,800	187
TransDigm Group Inc *	500	242
TriMas Corp *	23,235	720
Trinity Industries Inc	94,810	1,967
TrueBlue Inc *	18,524	409
United Rentals Inc *	7,561	1,003
US Ecology Inc	3,142	187
Wabtec Corp (A)	3,600	258
XPO Logistics Inc *(A)	50,356	2,911

		141,843

Information Technology — 15.5%
Acacia Communications Inc *	14,275	673
ACI Worldwide Inc *	428,876	14,728
ADTRAN Inc	55,493	846
Airgain Inc *	92,110	1,303
Alteryx Inc, Cl A *	14,250	1,555
American Software Inc/GA, Cl A	30,440	400
ANSYS Inc *	2,600	533
Arista Networks Inc *	2,488	646
Aspen Technology Inc *	27,648	3,436
Avnet Inc	7,600	344
AVX Corp	82,000	1,361
Belden Inc (A)	5,121	305
Black Knight Inc *	10,000	601
Broadridge Financial Solutions Inc	1,700	217
Cadence Design Systems Inc *	54,862	3,885
Cass Information Systems Inc	9,684	469
CDW Corp/DE	10,820	1,201
ChannelAdvisor Corp *	19,482	171
Coherent Inc *(A)	1,510	206
Cornerstone OnDemand Inc *	11,699	678

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CSG Systems International Inc	16,700	$815
Cypress Semiconductor Corp	268,274	5,966
Dolby Laboratories Inc, Cl A	10,452	675
Entegris Inc	26,270	980
EPAM Systems Inc *	5,383	932
Euronet Worldwide Inc *	23,000	3,870
EVERTEC Inc	113,185	3,701
Fabrinet *	18,711	929
Fair Isaac Corp *	2,500	785
Fidelity National Information Services Inc,
Cl B (A)	10,569	1,297
Gartner Inc *(A)	1,518	244
Global Payments Inc	5,841	935
Guidewire Software Inc, Cl Z *(A)	12,033	1,220
Hackett Group Inc/The	19,093	321
Inphi Corp *	24,989	1,252
Insight Enterprises Inc *	21,641	1,260
Itron Inc *	32,846	2,055
j2 Global Inc *(A)	102,804	9,138
Keysight Technologies Inc *	29,653	2,663
KLA-Tencor Corp	4,818	569
Lattice Semiconductor Corp *	31,738	463
Leidos Holdings Inc	24,667	1,970
Littelfuse Inc (A)	800	142
Lumentum Holdings Inc *	4,818	257
Manhattan Associates Inc *(A)	10,280	713
ManTech International Corp/VA, Cl A	12,383	815
MAXIMUS Inc	53,612	3,889
Microchip Technology Inc (A)	7,324	635
Mitek Systems Inc *	59,966	596
Model N Inc *	18,083	353
Monolithic Power Systems Inc	6,335	860
Monotype Imaging Holdings Inc	62,542	1,053
MTS Systems Corp, Cl A	12,851	752
Napco Security Technologies Inc *	4,938	147
NCR Corp *	91,133	2,834
NIC Inc	86,499	1,387
Novanta Inc *	2,387	225
NVE Corp	2,425	169
ON Semiconductor Corp *	137,395	2,777
Palo Alto Networks Inc *	4,182	852
Perficient Inc *	12,505	429
Qorvo Inc *	10,870	724
RingCentral Inc, Cl A *	15,306	1,759
Sanmina Corp *	17,500	530
Science Applications International Corp	10,962	949
Semtech Corp *	74,829	3,596
Shutterstock Inc *	23,805	933
Silicon Motion Technology Corp ADR (A)	84,844	3,765
SPS Commerce Inc *	10,244	1,047
SS&C Technologies Holdings Inc	3,924	226
Super Micro Computer Inc *	345,310	6,682

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sykes Enterprises Inc *(A)	9,712	$267
Synopsys Inc *	15,383	1,980
Tech Data Corp *	8,900	931
Teradyne Inc	18,928	907
Trade Desk Inc/The, Cl A *(A)	22,895	5,215
TTEC Holdings Inc	19,258	897
Tyler Technologies Inc *	4,765	1,029
Verint Systems Inc *	25,000	1,345
Wix.com Ltd *	36,039	5,121
WNS Holdings Ltd ADR *	13,983	828
Workiva Inc, Cl A *	10,983	638
Yext Inc *	20,123	404
Zebra Technologies Corp, Cl A *	6,251	1,310
Zix Corp *	155,000	1,409
Zscaler Inc *(A)	7,500	575

		137,550

Materials — 5.8%
Albemarle Corp (A)	4,500	317
Ashland Global Holdings Inc	48,756	3,899
Avery Dennison Corp	2,472	286
Axalta Coating Systems Ltd *	38,072	1,133
B2Gold Corp *	656,468	1,989
Balchem Corp	11,353	1,135
Berry Global Group Inc *	14,891	783
Commercial Metals Co, Cl A	250,671	4,475
Crown Holdings Inc *	4,800	293
FMC Corp	126,012	10,453
Global Brass & Copper Holdings Inc	8,105	354
Hawkins Inc	10,682	464
Ingevity Corp *	29,851	3,139
Innospec Inc	21,490	1,961
International Flavors & Fragrances Inc	5,000	725
Livent Corp *(A)	366,712	2,538
Materion Corp	14,496	983
Owens-Illinois Inc	210,022	3,627
Packaging Corp of America	2,600	248
Royal Gold Inc, Cl A	12,000	1,230
Schnitzer Steel Industries Inc, Cl A	20,451	535
Silgan Holdings Inc	207,309	6,344
Stepan Co	6,908	635
Tredegar Corp	5,814	97
United States Steel Corp (A)	163,206	2,499
Valvoline Inc (A)	7,138	139
Venator Materials PLC *	240,869	1,274

		51,555

Real Estate — 6.6%
Alexander’s Inc ‡	2,215	820
American Assets Trust Inc ‡	7,234	341
Apartment Investment & Management Co, Cl A ‡	19,004	952

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Armada Hoffler Properties Inc ‡	153,483	$2,540
Camden Property Trust ‡	14,750	1,540
CareTrust Inc ‡	42,500	1,011
Chatham Lodging Trust ‡	79,229	1,495
City Office Inc ‡	41,455	497
CorEnergy Infrastructure Trust Inc ‡	18,108	718
Cousins Properties Inc ‡	44,561	1,612
EastGroup Properties Inc ‡	14,800	1,717
EPR Properties, Cl A ‡	7,000	522
Equity LifeStyle Properties ‡	12,600	1,529
Gaming and Leisure Properties Inc ‡	164,643	6,418
Getty Realty Corp ‡	49,817	1,532
Gladstone Commercial Corp ‡	37,688	800
Global Net Lease Inc ‡	20,000	392
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	38,500	1,085
HFF Inc, Cl A *	12,514	569
Highwoods Properties Inc ‡	10,000	413
Hospitality Properties Trust ‡	5,361	134
Howard Hughes Corp/The *(A)	30,552	3,784
Independence Realty Trust Inc	113,415	1,312
Innovative Industrial Properties Inc, Cl A ‡(A)	9,304	1,150
Investors Real Estate Trust	21,514	1,262
Invitation Homes Inc ‡	88,917	2,377
Kite Realty Group Trust	39,808	602
LTC Properties Inc ‡	9,000	411
Medical Properties Trust Inc ‡(A)	428,546	7,474
Mid-America Apartment Communities Inc ‡	5,599	659
Monmouth Real Estate Investment Corp, Cl A ‡	23,494	318
Newmark Group Inc, Cl A	165,381	1,485
One Liberty Properties Inc ‡	10,022	290
PS Business Parks Inc ‡	12,200	2,056
Regency Centers Corp ‡	5,413	361
Retail Properties of America Inc, Cl A ‡	54,793	644
Retail Value Inc ‡	15,819	551
Rexford Industrial Realty Inc ‡	27,000	1,090
RLJ Lodging Trust ‡	53,080	942
RPT Realty	133,960	1,622
Saul Centers Inc ‡	14,723	826
STAG Industrial Inc ‡	33,500	1,013
Sun Communities Inc ‡	1,653	212
Universal Health Realty Income Trust ‡	1,794	152
Urstadt Biddle Properties Inc, Cl A ‡	58,312	1,225
Whitestone, Cl B ‡	39,915	507

		58,962

Utilities — 3.3%
ALLETE Inc	7,500	624
American States Water Co	21,500	1,618
Atmos Energy Corp	20,484	2,162
Avista Corp	13,200	589

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Black Hills Corp, Cl A	9,201	$719
Chesapeake Utilities Corp	6,037	574
CMS Energy Corp	10,600	614
Evergy Inc	21,057	1,266
IDACORP Inc, Cl A	10,909	1,096
MDU Resources Group Inc	49,882	1,287
Middlesex Water Co	24,460	1,449
New Jersey Resources Corp	12,500	622
NorthWestern Corp	16,618	1,199
NRG Energy Inc	29,254	1,027
OGE Energy Corp	31,500	1,341
ONE Gas Inc	13,750	1,242
Otter Tail Corp	9,281	490
Pinnacle West Capital Corp	15,400	1,449
PNM Resources Inc	25,500	1,298
Portland General Electric Co	43,378	2,350
Southwest Gas Holdings Inc	10,221	916
Spire Inc	14,200	1,192
TerraForm Power Inc, Cl A	52,412	749
UGI Corp	35,168	1,878
Unitil Corp	16,478	987
York Water Co/The	4,806	172

		28,910

Total Common Stock (Cost $610,376) ($ Thousands)		870,354

	Number of Rights
RIGHTS — 0.0%
Schulman ‡‡	51,428	103

Total Rights (Cost $—) ($ Thousands)		103

	Shares

AFFILIATED PARTNERSHIP — 10.2%
SEI Liquidity Fund, L.P.
2.400% **†(C)	90,215,224	90,214

Total Affiliated Partnership (Cost $90,214) ($ Thousands)		90,214

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
2.140% **†	18,700,550	$18,701

Total Cash Equivalent (Cost $18,701) ($ Thousands)		18,701

Total Investments in Securities — 110.2% (Cost $719,291) ($ Thousands)		$979,372

Percentages are based on Net Assets of $889,083 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $90,478 ($ Thousands).
(B)	Securities considered illiquid. The total value of such securities as of June 30, 2019 was $4,479 ($ Thousands) and represented 0.5% of the Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2019 was $90,214 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

L.P. — Limited Partnership

PLC — Public Limited Company

The following is a list of the levels of inputs used as of June 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$870,354	$–	$–	$870,354
Rights	103	–	–	103
Affiliated Partnership	–	90,214	–	90,214
Cash Equivalent	18,701	–	–	18,701

Total Investments in Securities	$889,158	$90,214	$–	$979,372

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 173,797	$ 117,830	$ (201,482)	$54	$ 15	$ 90,214	90,215,224	$ 388	$ —
SEI Daily Income Trust, Government Fund, Cl F	32,302	93,445	(107,046)	—	—	18,701	18,700,550	349	—

Totals	$ 206,099	$ 211,275	$ (308,528)	$ 54	$ 15	$ 108,915	108,915,774	$ 737	$ —

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Communication Services — 3.3%
CBS Corp, Cl B	5,200	$260
CenturyLink Inc	61,600	724
Discovery Inc, Cl A *	2,100	64
Discovery Inc, Cl C *	24,800	706
IAC/InterActiveCorp *	3,500	761
Shenandoah Telecommunications Co	3,800	146
TripAdvisor Inc *	4,100	190
Viacom Inc, Cl B	25,000	747

		3,598

Consumer Discretionary — 11.7%
AutoNation Inc *	4,900	206
Best Buy Co Inc	7,900	551
Big Lots Inc	5,600	160
Bloomin’ Brands Inc	9,900	187
Capri Holdings Ltd *	1,400	49
CarMax Inc *	7,200	625
Chipotle Mexican Grill Inc, Cl A *	580	425
Core-Mark Holding Co Inc, Cl A	2,200	87
Dollar General Corp	3,100	419
Foot Locker Inc, Cl A	8,600	361
Frontdoor Inc *	13,100	571
Genuine Parts Co	7,100	735
Hilton Grand Vacations Inc *	12,700	404
Hilton Worldwide Holdings Inc	10,100	987
Johnson Outdoors Inc, Cl A	900	67
Kontoor Brands *	457	13
LKQ Corp *	12,800	341
Macy’s Inc	28,000	601
Michaels Cos Inc/The *	21,400	186
Norwegian Cruise Line Holdings Ltd *	5,700	306
NVR Inc *	160	539
PVH Corp	5,700	539
Qurate Retail Inc *	36,500	452
Ross Stores Inc	7,900	783
Royal Caribbean Cruises Ltd	7,100	861
Tapestry Inc	21,100	669
Ulta Beauty Inc *	1,500	520
Whirlpool Corp	900	128
Yum China Holdings Inc	19,600	906

		12,678

Consumer Staples — 5.2%
Archer-Daniels-Midland Co	21,100	861
Bunge Ltd	3,300	184
Campbell Soup Co	13,500	541
JM Smucker Co/The	6,400	737
Kellogg Co	6,100	327
Keurig Dr. Pepper Inc	22,600	653
Kroger Co/The	35,400	768
Nu Skin Enterprises Inc, Cl A	2,000	99

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pilgrim’s Pride Corp *	14,900	$378
Tyson Foods Inc, Cl A	13,200	1,066

		5,614

Energy — 2.4%
CONSOL Energy Inc *	11,100	295
Continental Resources Inc, Cl A *	12,700	535
Devon Energy Corp	11,900	340
HollyFrontier Corp	14,200	657
Marathon Oil Corp	42,600	605
Matrix Service Co *	4,100	83
ONEOK Inc	1,700	117

		2,632

Financials — 12.2%
Affiliated Managers Group Inc	3,600	332
American Financial Group Inc	2,800	287
Ameriprise Financial Inc	6,600	958
Citizens Financial Group Inc	23,100	817
CNA Financial Corp	11,200	527
Discover Financial Services	9,500	737
East West Bancorp Inc	7,000	327
FGL Holdings	7,200	60
Fifth Third Bancorp	30,500	851
Hartford Financial Services Group Inc/The	3,300	184
Invesco Ltd	31,500	644
Jefferies Financial Group Inc	21,100	406
KeyCorp	36,600	650
Lincoln National Corp	12,200	786
Loews Corp	13,500	738
LPL Financial Holdings Inc	7,700	628
National General Holdings Corp	1,700	39
Navient Corp	39,900	545
OneMain Holdings Inc, Cl A	18,800	636
Raymond James Financial Inc	2,700	228
Reinsurance Group of America Inc, Cl A	4,600	718
Synchrony Financial	23,100	801
T Rowe Price Group Inc	5,100	560
Two Harbors Investment Corp ‡	9,500	120
Unum Group	19,100	641
Western Asset Mortgage Capital Corp	7,300	73

		13,293

Health Care — 11.4%
Agilent Technologies Inc	8,700	650
Alexion Pharmaceuticals Inc *	4,400	576
Centene Corp *	10,100	530
Cerner Corp	12,200	894
Charles River Laboratories International Inc *	3,200	454
Cooper Cos Inc/The, Cl A	2,500	842
Danaher Corp, Cl A	1,100	157

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DENTSPLY SIRONA Inc	1,400	$82
Edwards Lifesciences Corp, Cl A *	3,800	702
Hologic Inc *	15,200	730
IDEXX Laboratories Inc *	1,500	413
Incyte Corp *	11,000	935
IQVIA Holdings Inc *	6,400	1,030
Jazz Pharmaceuticals PLC *	1,000	142
Mettler-Toledo International Inc *	520	437
Mylan *	22,600	430
PRA Health Sciences Inc *	6,100	605
STERIS PLC	5,500	819
Universal Health Services Inc, Cl B	1,800	235
Veeva Systems Inc, Cl A *	1,200	194
West Pharmaceutical Services Inc	5,300	663
Zimmer Biomet Holdings Inc	7,500	883

		12,403

Industrials — 13.7%
AMETEK Inc	10,900	990
Arconic Inc	33,500	865
Atkore International Group Inc *	26,400	683
BMC Stock Holdings Inc *	18,800	399
Carlisle Cos Inc	4,600	646
Continental Building Products Inc *	6,100	162
Cummins Inc	6,600	1,131
Dover Corp	5,500	551
EMCOR Group Inc	5,100	449
Encore Wire Corp	2,700	158
Fluor Corp	7,900	266
Gates Industrial Corp PLC *	10,300	118
Griffon	2,100	36
Heidrick & Struggles International Inc	2,800	84
Hubbell Inc, Cl B	3,700	482
Huntington Ingalls Industries Inc, Cl A	3,100	697
Ingersoll-Rand PLC	3,100	393
Knoll Inc, Cl B	2,000	46
Korn Ferry	5,700	228
Macquarie Infrastructure Corp	12,400	503
Oshkosh Corp	8,100	676
PACCAR Inc	14,500	1,039
Primoris Services Corp	1,800	38
Quanta Services Inc	3,800	145
Spirit AeroSystems Holdings Inc, Cl A	8,000	651
Textron Inc	14,000	743
Timken Co/The	11,000	565
United Continental Holdings Inc *	7,200	630
United Rentals Inc *	5,200	690
Universal Forest Products Inc	900	34
Vectrus Inc *	4,400	178
Wabash National Corp	4,600	75

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WESCO International Inc *	11,300	$572

		14,923

Information Technology — 20.2%
Analog Devices Inc	10,300	1,163
Anixter International Inc *	1,300	78
ANSYS Inc *	4,000	819
Autodesk Inc, Cl A *	5,900	961
Booz Allen Hamilton Holding Corp, Cl A	11,500	761
Cadence Design Systems Inc *	11,600	821
CDK Global Inc	500	25
CDW Corp	9,200	1,021
Citrix Systems Inc	4,600	451
CommScope Holding Co Inc *	25,500	401
Conduent Inc *	9,400	90
Corning Inc, Cl B	7,300	243
Dell Technologies Inc, Cl C *	11,526	586
DXC Technology Co	14,200	783
F5 Networks Inc, Cl A *	2,300	335
Fidelity National Information Services Inc, Cl B	9,500	1,166
FleetCor Technologies Inc *	3,400	955
Fortinet Inc *	10,800	830
Genpact Ltd	13,100	499
Hewlett Packard Enterprise Co	31,300	468
Itron Inc *	2,200	138
Jabil Inc	2,700	85
Keysight Technologies Inc *	8,900	799
Lam Research Corp	4,900	920
Leidos Holdings Inc	10,700	854
LogMeIn Inc	5,000	368
Nuance Communications Inc *	21,400	342
Palo Alto Networks Inc *	900	183
Paycom Software Inc *	700	159
Perspecta Inc	3,500	82
Presidio Inc	13,100	179
Progress Software Corp	5,400	236
SS&C Technologies Holdings Inc	13,600	784
Symantec Corp, Cl A	31,900	694
Synopsys Inc *	8,200	1,055
Universal Display Corp	3,400	639
VeriSign Inc *	3,300	690
Xerox Corp	19,400	687
Zebra Technologies Corp, Cl A *	2,800	587

		21,937

Materials — 4.1%
Freeport-McMoRan Inc, Cl B	5,600	65
Huntsman Corp	13,800	282
Koppers Holdings *	2,700	79
LyondellBasell Industries, Cl A	400	35
Mosaic Co/The	24,300	608

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Newmont Mining Corp	15,000	$577
Nucor Corp	8,800	485
Owens-Illinois Inc	13,200	228
Steel Dynamics Inc	19,000	574
Trinseo SA	2,600	110
Vulcan Materials Co	5,900	810
Westrock Co	15,300	558

		4,411

Real Estate — 8.1%
Apple Hospitality Inc ‡	36,100	573
Armada Hoffler Properties Inc ‡	4,700	78
Braemar Hotels & Resorts Inc	2,500	25
Brandywine Realty Trust ‡	3,900	56
Camden Property Trust ‡	1,500	157
CBRE Group Inc, Cl A *‡	19,600	1,005
CoreCivic Inc ‡	25,500	529
CorePoint Lodging Inc ‡	4,400	54
Empire State Realty Trust Inc, Cl A ‡	11,400	169
Equity Residential ‡	7,900	600
Franklin Street Properties Corp ‡	14,500	107
GEO Group Inc/The ‡	28,450	598
Host Hotels & Resorts Inc ‡	38,000	692
Hudson Pacific Properties Inc ‡	3,800	126
Jones Lang LaSalle Inc	1,100	155
Kite Realty Group Trust	3,600	54
Newmark Group Inc, Cl A	15,051	135
Outfront Media Inc ‡	7,000	180
Park Hotels & Resorts Inc ‡	7,300	201
Retail Properties of America Inc, Cl A ‡	16,300	192
Ryman Hospitality Properties Inc ‡	5,300	430
Senior Housing Properties Trust ‡	7,900	65
SITE Centers Corp ‡	4,100	54
Ventas Inc ‡	13,000	889
VEREIT Inc ‡	83,000	748
Welltower Inc ‡	5,600	457
Xenia Hotels & Resorts Inc ‡	23,700	494

		8,823

Utilities — 5.0%
AES Corp	51,600	865
American Water Works Co Inc	600	69
CenterPoint Energy Inc	4,900	140
Eversource Energy	10,200	773
FirstEnergy Corp	3,900	167
MDU Resources Group Inc	200	5
NRG Energy Inc	20,800	730
PPL Corp	10,000	310
Public Service Enterprise Group Inc	16,400	965
Sempra Energy	1,700	234
UGI Corp	14,900	796

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vistra Energy Corp	18,100	$410

		5,464

Total Common Stock (Cost $97,927) ($ Thousands)		105,776

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Cl F
2.140% **†	2,920,413	2,920

Total Cash Equivalent (Cost $2,920) ($ Thousands)		2,920

Total Investments in Securities — 100.0% (Cost $100,847) ($ Thousands)		$108,696

Percentages are based on Net Assets of $108,663 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Mid-Cap Fund (Continued)

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2019, there were no transfers from Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2019, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$ 1,664	$ (1,664)	$ —	$ —	$ —	—	$ 4	$ —
SEI Daily Income Trust, Government Fund, Cl F	5,637	34,373	(37,090)	—	—	2,920	2,920,413	64	—

Totals	$ 5,637	$ 36,037	$ (38,754)	$ —	$ —	$ 2,920	2,920,413	$ 68	$ —

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Communication Services — 8.4%
AT&T Inc	560,800	$18,793
BCE Inc	82,400	3,757
Cable One Inc	9,548	11,181
CBS Corp, Cl B	19,845	990
China Mobile ADR	75,300	3,410
Cinemark Holdings Inc	224,103	8,090
Comcast Corp, Cl A	370,900	15,682
Emerald Expositions Events	44,683	498
Fluent Inc *	71,097	383
IAC/InterActiveCorp *	18,489	4,022
John Wiley & Sons Inc, Cl A	20,648	947
Liberty Latin America Ltd, Cl A *	13,661	235
Madison Square Garden Co/The *	29,299	8,202
MSG Networks *	38,014	789
NTT DOCOMO Inc ADR	184,500	4,306
Omnicom Group Inc	162,121	13,286
SK Telecom Co Ltd ADR	191,000	4,727
TELUS	201,700	7,472
Verizon Communications	537,900	30,730
Walt Disney Co	90,683	12,663
World Wrestling Entertainment Inc, Cl A	8,799	635
Zynga Inc, Cl A *	365,317	2,239

		153,037

Consumer Discretionary — 7.3%
AutoZone Inc *	19,300	21,220
Barnes & Noble Education Inc *	13,928	47
Bassett Furniture Industries Inc	2,057	31
Bed Bath & Beyond Inc	67,000	779
Booking Holdings Inc *	4,489	8,416
Bright Horizons Family Solutions Inc *	7,804	1,177
Callaway Golf Co	16,970	291
Canadian Tire Corp Ltd, Cl A	45,600	4,979
Career Education Corp *	10,920	208
Cavco Industries Inc *	2,080	328
Cheesecake Factory	22,611	989
Churchill Downs Inc	11,739	1,351
Chuy’s Holdings Inc *	3,357	77
Cracker Barrel Old Country Store Inc	9,303	1,588
Crocs Inc *	20,193	399
Darden Restaurants Inc	2	—
Del Taco Restaurants Inc *	26,530	340
eBay Inc	271,722	10,733
Ford Motor Co	578,300	5,916
Fox Factory Holding Corp *	5,585	461
Graham Holdings Co, Cl B	1,557	1,074
H&R Block Inc	298,670	8,751
K12 Inc *	8,966	273
Kohl’s Corp	89,800	4,270
Lululemon Athletica Inc *	3,441	620
MasterCraft Boat Holdings Inc *	7,893	155

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Murphy USA Inc *	30,600	$2,571
NVR Inc *	1,421	4,789
PetMed Express Inc	27,124	425
Regis Corp *	4,526	75
Ruth’s Hospitality Group Inc	12,483	283
Sally Beauty Holdings Inc *	142,800	1,905
Six Flags Entertainment Corp	45,703	2,271
Target Corp, Cl A	320,200	27,733
Toyota Motor Corp ADR	57,700	7,154
Tupperware Brands Corp	21,812	415
Ulta Beauty Inc *	27,442	9,519
Wingstop Inc, Cl A	9,667	916

		132,529

Consumer Staples — 13.1%
Altria Group Inc	300,537	14,230
Calavo Growers Inc	10,499	1,016
Cal-Maine Foods Inc	26,762	1,116
Clorox Co/The	55,472	8,493
Coca-Cola Co/The	278,411	14,177
Colgate-Palmolive Co	116,990	8,385
Costco Wholesale Corp	36,064	9,530
Flowers Foods Inc	220,441	5,130
Freshpet Inc *	12,176	554
General Mills Inc	62,730	3,295
Hershey Co/The	92,943	12,457
Hostess Brands Inc, Cl A *	45,482	657
Ingredion Inc	55,800	4,603
J&J Snack Foods Corp	5,929	954
JM Smucker Co/The	136,000	15,666
John B Sanfilippo & Son	2,192	175
Kellogg Co	70,100	3,755
Kimberly-Clark Corp	36,000	4,798
Kroger Co/The	524,000	11,376
Lamb Weston Holdings Inc	101,568	6,435
Lancaster Colony Corp	10,078	1,498
MGP Ingredients Inc	7,326	486
PepsiCo Inc	101,667	13,332
Performance Food Group *	27,054	1,083
Philip Morris International Inc	83,767	6,578
Procter & Gamble Co/The	120,821	13,248
Simply Good Foods Co/The *	3,784	91
Sysco Corp, Cl A	167,386	11,838
Tootsie Roll Industries Inc	10,276	379
Tyson Foods Inc, Cl A	267,250	21,578
Universal Corp/VA	14,233	865
USANA Health Sciences Inc *	1,124	89
Vector Group Ltd	4,152	40
Walgreens Boots Alliance Inc	371,300	20,299
Walmart Inc	187,800	20,750

		238,956

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Energy — 2.6%
Arch Coal Inc	6,779	$639
Baker Hughes a GE Co, Cl A	63,347	1,560
Cactus Inc, Cl A *	15,042	498
Chevron Corp	97,600	12,145
ConocoPhillips	9,766	596
Evolution Petroleum Corp	5,652	40
Exxon Mobil Corp	133,300	10,215
NACCO Industries Inc, Cl A	3,335	173
Par Pacific Holdings Inc *	52,627	1,080
Phillips 66	122,600	11,468
REX American Resources Corp *	2,450	179
Valero Energy Corp	96,200	8,236

		46,829

Financials — 16.4%
ACNB Corp	966	38
Aflac Inc	402,300	22,050
AGNC Investment Corp ‡	235,405	3,960
Allstate Corp/The	253,100	25,738
American Financial Group Inc	177,246	18,162
American National Insurance Co	8,132	947
Annaly Capital Management Inc ‡	1,399,521	12,778
Anworth Mortgage Asset Corp ‡	20,918	79
Apollo Commercial Real Estate Finance Inc ‡	230,444	4,238
Arbor Realty Trust Inc ‡	41,881	508
Arch Capital Group Ltd *	246,922	9,156
Ares Commercial Real Estate Corp ‡	3,513	52
ARMOUR Residential Inc ‡	39,034	728
B. Riley Financial Inc	7,659	160
Bank of NT Butterfield & Son Ltd/The	32,851	1,116
Baycom Corp *	6,069	133
BB&T Corp	151,500	7,443
BCB Bancorp Inc	10,338	143
Berkshire Hathaway Inc, Cl B *	112,100	23,896
Blackstone Mortgage Trust Inc, Cl A ‡	34,234	1,218
Brown & Brown Inc	10,119	339
Cannae Holdings Inc *	2,601	75
Capitol Federal Financial Inc	35,726	492
Cboe Global Markets Inc	96,351	9,985
Century Bancorp Inc/MA, Cl A	1,374	121
Chimera Investment Corp ‡	367,972	6,944
Citizens Financial Group Inc	25,226	892
Civista Bancshares Inc	4,479	101
CME Group Inc	68,069	13,213
CNA Financial Corp	79,700	3,751
Community Bankers Trust Corp	17,908	152
Community Financial	206	7
Dynex Capital ‡	14,307	240
Eagle Bancorp Inc	6,095	330
Employers Holdings Inc	2,258	95
Enstar Group Ltd *	1,710	298

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Essent Group Ltd *	28,053	$1,318
Evans Bancorp Inc	2,900	109
Exantas Capital Corp ‡	18,438	209
FactSet Research Systems Inc	11,795	3,380
FBL Financial Group Inc, Cl A	3,491	223
FGL Holdings	72,325	608
Fifth Third Bancorp	158,300	4,417
First American Financial Corp	76,300	4,097
First Bancshares Inc/The	1,681	51
First Business Financial Services Inc	2,957	69
First Northwest Bancorp	4,769	77
Genworth MI Canada Inc	71,000	2,252
Global Indemnity Ltd	1,290	40
Granite Point Mortgage Trust Inc ‡	12,821	246
Guaranty Bancshares Inc	1,457	45
Hartford Financial Services Group Inc/The	69,100	3,850
HomeTrust Bancshares Inc	3,124	79
Houlihan Lokey Inc, Cl A	14,726	656
Independent Bank Corp/MI	1,552	34
Invesco Mortgage Capital Inc ‡	25,452	410
Investar Holding Corp	965	23
JPMorgan Chase & Co	48,400	5,411
Kemper Corp, Cl A	4,949	427
Kinsale Capital Group Inc	2,003	183
Loblaw Cos Ltd	110,700	5,680
MarketAxess Holdings Inc	33,321	10,710
Mercury General Corp	14,114	882
MFA Financial Inc ‡	1,495,594	10,738
Moelis & Co, Cl A	17,293	604
Morningstar Inc, Cl A	16,417	2,375
Mr Cooper Group Inc *	8,525	68
National Bank of Canada	145,500	6,927
National General Holdings Corp	3,563	82
Nicolet Bankshares Inc *	6,867	426
Northeast Bank	25,120	693
Ohio Valley Banc Corp	1,779	69
Old Line Bancshares Inc	20,661	550
Old Republic International Corp	25,909	580
Old Second Bancorp Inc	8,516	109
Orrstown Financial Services Inc	5,497	121
Parke Bancorp Inc	3,024	72
PCSB Financial Corp	20,853	422
Peoples Bancorp of North Carolina	595	18
PNC Financial Services Group Inc/The	34,500	4,736
Preferred Bank/Los Angeles CA	1,167	55
Premier Financial Bancorp Inc	9,395	141
Progressive Corp/The	172,924	13,822
Ready Capital Corp ‡	31,292	466
Reinsurance Group of America Inc, Cl A	23,900	3,729
Riverview Bancorp Inc	15,930	136
Safety Insurance Group Inc	6,911	657
Southern National Bancorp of Virginia Inc	21,017	322

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Starwood Property Trust Inc ‡	343,145	$7,796
Stock Yards Bancorp Inc	1,188	43
TFS Financial Corp	25,057	453
Third Point Reinsurance Ltd *	79,355	819
Timberland Bancorp Inc/WA	15,155	453
TPG RE Finance Trust Inc ‡	40,290	777
Travelers Cos Inc/The	67,900	10,152
TriCo Bancshares	1,247	47
Two Harbors Investment Corp ‡	370,650	4,696
United Security Bancshares/Fresno CA	938	11
Unity Bancorp	2,310	52
US Bancorp	172,500	9,039
Veritex Holdings Inc	38,655	1,003
Virtu Financial Inc, Cl A	66,355	1,445
Waterstone Financial Inc	2,907	50

		299,818

Health Care — 9.4%
AbbVie Inc	100,800	7,330
Accuray Inc *	18,824	73
Amedisys Inc *	935	114
Amgen Inc, Cl A	39,400	7,261
Amphastar Pharmaceuticals Inc *	20,821	440
Anika Therapeutics Inc *	5,449	221
Anthem Inc	7,527	2,124
Bio-Rad Laboratories Inc, Cl A *	25,797	8,064
CareDx Inc *	7,487	270
Chemed Corp	2,988	1,078
Computer Programs & Systems Inc	2,127	59
Dova Pharmaceuticals Inc *	8,193	116
Eli Lilly & Co	132,000	14,624
Emergent BioSolutions Inc *	7,254	350
Enzo Biochem Inc *	59,263	200
Gilead Sciences Inc	59,000	3,986
Haemonetics Corp *	9,251	1,113
HCA Healthcare Inc	94,000	12,706
Humana Inc	15,187	4,029
Intersect ENT Inc *	5,454	124
Johnson & Johnson	223,100	31,073
LeMaitre Vascular Inc	23,183	649
Luminex Corp	2,817	58
Merck & Co Inc	411,701	34,521
Myriad Genetics Inc *	13,690	380
NanoString Technologies Inc *	26,509	805
Pfizer Inc	754,300	32,676
Phibro Animal Health Corp, Cl A	10,473	333
Prestige Consumer Healthcare Inc, Cl A *	12,857	407
Sanofi ADR	61,600	2,665
Tactile Systems Technology Inc *	6,319	360
US Physical Therapy Inc	2,467	302
Veracyte Inc *	1,648	47

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
West Pharmaceutical Services Inc	19,904	$2,491

		171,049

Industrials — 9.4%
Aerovironment Inc *	3,388	192
Allison Transmission Holdings Inc	215,300	9,979
BWX Technologies Inc, Cl W	98,731	5,144
Carlisle Cos Inc	34,954	4,908
Cummins Inc	31,600	5,414
Curtiss-Wright Corp	9,473	1,204
Eaton Corp PLC	137,400	11,443
Expeditors International of Washington Inc	31,601	2,397
FedEx Corp	8,700	1,428
Forrester Research Inc *	5,899	277
General Dynamics Corp	8,579	1,560
Honeywell International Inc	28,402	4,959
Huntington Ingalls Industries Inc, Cl A	37,800	8,495
Lawson Products Inc/DE *	1,300	48
Lockheed Martin Corp	31,465	11,439
National Presto Industries	7,018	655
Omega Flex Inc	2,851	219
Raytheon Co	117,901	20,501
Republic Services Inc	377,638	32,719
Toro Co/The	83,447	5,583
United Technologies Corp	66,500	8,658
Vectrus Inc *	18,156	736
Waste Management Inc	288,905	33,331

		171,289

Information Technology — 14.4%
Alpha & Omega Semiconductor Ltd *	4,188	39
Amdocs Ltd	540,205	33,541
Appfolio Inc, Cl A *	1,355	139
Apple Inc	62,100	12,291
Automatic Data Processing Inc	58,196	9,622
Avnet Inc	87,000	3,938
Booz Allen Hamilton Holding Corp, Cl A	178,535	11,821
CACI International Inc, Cl A *	1,386	284
Calix Inc *	9,889	65
Canon Inc ADR	130,800	3,829
CDK Global Inc	128,496	6,353
CDW Corp	19,104	2,121
Cisco Systems Inc	537,800	29,434
Corning Inc, Cl B	120,900	4,017
Cree Inc *	3,679	207
CSG Systems International Inc	6,102	298
Diodes Inc *	4,562	166
Ebix Inc	17,229	865
F5 Networks Inc, Cl A *	41,500	6,044
FLIR Systems Inc	49,796	2,694
Genpact Ltd	251,515	9,580
Intel Corp	440,000	21,063

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Business Machines Corp	90,300	$12,452
Jack Henry & Associates Inc	8,332	1,116
KLA-Tencor Corp	57,400	6,785
ManTech International Corp/VA, Cl A	7,235	476
Maxim Integrated Products Inc	73,657	4,406
Monotype Imaging Holdings Inc	16,167	272
Motorola Solutions Inc	119,339	19,897
MTS Systems Corp, Cl A	6,845	401
National Instruments Corp	159,262	6,687
NVE Corp	2,484	173
Oracle Corp, Cl B	351,500	20,025
Paychex Inc	152,390	12,540
PRGX Global Inc *	8,673	58
Ribbon Communications Inc *	10,849	53
Science Applications International Corp	14,109	1,221
SecureWorks Corp, Cl A *	22,780	303
Sykes Enterprises Inc *	5,752	158
Symantec Corp, Cl A	106,507	2,318
SYNNEX Corp	8,285	815
TTEC Holdings Inc	5,995	279
Western Union Co/The	715,900	14,239

		263,085

Materials — 3.0%
Ardagh Group SA, Cl A	49,594	868
Eastman Chemical Co	71,600	5,572
Gold Resource Corp	113,281	383
Hawkins Inc	3,939	171
Materion Corp	2,815	191
NewMarket Corp	169	68
Newmont Mining Corp	162,748	6,261
Royal Gold Inc, Cl A	93,324	9,565
Sealed Air Corp	165,200	7,067
Silgan Holdings Inc	165,800	5,073
Sonoco Products Co	246,094	16,080
Valvoline Inc	144,077	2,814

		54,113

Real Estate — 3.5%
Apple Hospitality Inc ‡	203,465	3,227
Brixmor Property Group Inc ‡	246,300	4,404
CareTrust Inc ‡	24,199	575
CoreCivic Inc ‡	48,641	1,010
Cousins Properties ‡	14,587	528
Gaming and Leisure Properties Inc ‡	239,900	9,351
Getty Realty Corp ‡	44,800	1,378
Gladstone Commercial Corp ‡	7,089	150
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	10,173	287
National Health Investors Inc ‡	62,456	4,873
Omega Healthcare Investors Inc ‡	144,000	5,292
One Liberty Properties Inc ‡	2,004	58

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Piedmont Office Realty Trust, Cl A ‡	273,000	$5,441
Preferred Apartment Communities Inc, Cl A ‡	13,281	199
PS Business Parks Inc ‡	11,580	1,952
Retail Properties of America Inc, Cl A ‡	413,000	4,857
RMR Group Inc/The, Cl A ‡	6,726	316
Senior Housing Properties Trust ‡	221,100	1,828
Terreno Realty Corp ‡	29,249	1,434
VEREIT Inc ‡	655,900	5,910
VICI Properties Inc ‡	493,610	10,879

		63,949

Utilities — 9.6%
ALLETE	14,408	1,199
Ameren Corp	142,764	10,723
American Electric Power Co Inc	172,521	15,184
Atlantic Power Corp *	124,958	302
Avista Corp	21,867	975
CenterPoint Energy Inc	40,112	1,148
Chesapeake Utilities Corp	11,351	1,079
CMS Energy Corp	168,002	9,729
Dominion Energy Inc	33,944	2,625
DTE Energy Co	145,994	18,670
Edison International	89,800	6,053
El Paso Electric Co, Cl A	10,030	656
Entergy Corp	176,000	18,116
Exelon Corp	496,900	23,821
FirstEnergy Corp	203,000	8,690
Hawaiian Electric Industries Inc	107,565	4,684
IDACORP Inc, Cl A	14,400	1,446
MGE Energy Inc	18,546	1,355
New Jersey Resources Corp	1,105	55
NextEra Energy Inc	69,569	14,252
Northwest Natural Holding Co	21,118	1,468
NorthWestern Corp	18,103	1,306
Pinnacle West Capital Corp	138,586	13,040
PNM Resources Inc	21,327	1,086
Portland General Electric Co	21,770	1,179
Public Service Enterprise Group Inc	132,200	7,776
Southwest Gas Holdings Inc	11,853	1,062
Spire	17,848	1,498
Unitil Corp	22,335	1,338
Xcel Energy Inc	73,619	4,380

		174,895

Total Common Stock (Cost $1,487,794) ($ Thousands)		1,769,549

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust Government Fund, Cl F
2.140%**†	46,880,290	$46,880

Total Cash Equivalent (Cost $46,880) ($ Thousands)		46,880

Total Investments in Securities — 99.7% (Cost $1,534,674) ($ Thousands)		$1,816,429

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	191	Sep-2019	$27,822	$28,117	$295

Percentages are based on Net Assets of $1,822,021 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of June 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,769,549	$–	$–	$1,769,549
Cash Equivalent	46,880	–	–	46,880

Total Investments in Securities	$1,816,429	$–	$–	$1,816,429

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*

Unrealized Appreciation	$295	$–	$–	$295

Total Other Financial Instruments	$295	$–	$–	$295

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

U.S. Managed Volatility Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 28,046	$ 462,297	$(443,463)	$ —	$ —	$ 46,880	46,880,290	$ 618	$ —

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.9%

Australia — 3.9%
Aurizon Holdings Ltd	473,942	$1,796
AusNet Services	11,283	15
Caltex Australia Ltd	77,775	1,351
Coca-Cola Amatil Ltd	278,583	1,998
Cochlear Ltd	27,639	4,012
Coles Group Ltd *	107,124	1,004
Computershare Ltd	228,288	2,597
Crown Resorts Ltd	120,119	1,049
CSL Ltd	45,149	6,812
Evolution Mining Ltd	377,195	1,154
Flight Centre Travel Group Ltd	59,467	1,734
Insurance Australia Group Ltd	84,457	490
Newcrest Mining Ltd	402,214	9,018
QBE Insurance Group Ltd	179,546	1,491
Regis Resources Ltd	136,357	505
Rio Tinto Ltd	141,744	10,321
South32 Ltd	95,621	213
Stockland‡	90,625	265
Telstra Corp Ltd, Cl B	1,193,734	3,225
Wesfarmers Ltd	85,458	2,168
Woolworths Group Ltd	26,115	609

		51,827

Austria — 0.2%
Agrana Beteiligungs AG	19,376	421
EVN AG	17,488	265
Oberbank AG	594	65
Oesterreichische Post AG	46,285	1,558
Telekom Austria AG, Cl A *	44,848	339
Verbund AG	8,272	433

		3,081

Belgium — 0.6%
Ageas	32,334	1,683
Colruyt SA	49,486	2,874
Proximus SADP	67,419	1,990
Sipef NV	871	42
UCB SA, Cl A	7,558	628

		7,217

Bermuda — 0.3%
Arch Capital Group Ltd *	34,317	1,273
Everest Re Group Ltd	6,673	1,649
RenaissanceRe Holdings Ltd	6,957	1,238

		4,160

Canada — 7.0%
Alacer Gold Corp *	56,500	197
Atco Ltd/Canada, Cl I	103,053	3,481
B2Gold Corp *	378,400	1,153
Bank of Montreal	89,117	6,746
BCE Inc	220,026	10,009
Canadian Imperial Bank of Commerce	17,668	1,392

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Canadian Utilities Ltd, Cl A	99,286	$2,808
Centerra Gold Inc *	116,000	818
CGI Inc, Cl A *	24,900	1,918
Constellation Software Inc/Canada	5,500	5,195
Detour Gold Corp *	164,087	2,074
Dundee Precious Metals Inc *	72,800	272
Empire Co Ltd, Cl A	41,200	1,040
Fairfax Financial Holdings Ltd	6,500	3,197
George Weston Ltd	4,239	322
Great-West Lifeco Inc	9,900	228
Guyana Goldfields Inc *	121,600	96
H&R Real Estate Investment Trust	122,600	2,143
Hydro One Ltd (A)	27,000	472
IGM Financial Inc	2,000	57
Kinross Gold Corp *	447,700	1,734
Kirkland Lake Gold	126,100	5,444
Loblaw Cos Ltd	94,600	4,854
Metro Inc/CN, Cl A	38,400	1,444
Morguard Real Estate Investment Trust ‡	5,637	52
OceanaGold Corp	313,597	859
Open Text Corp	99,800	4,127
Osisko Gold Royalties Ltd	148,500	1,551
Power Corp of Canada	41,300	892
Power Financial Corp	56,000	1,291
Premier Gold Mines *	44,000	69
Pretium Resources *	25,500	255
RioCan Real Estate Investment Trust ‡	130,700	2,600
Rogers Communications Inc, Cl B	176,200	9,452
Roxgold *	46,300	38
Royal Bank of Canada	53,200	4,237
SEMAFO *	41,909	166
SmartCentres Real Estate Investment Trust ‡	33,400	849
SSR Mining Inc *	39,137	537
TELUS Corp	3,400	126
Torex Gold Resources Inc *	87,374	900
Toronto-Dominion Bank/The	125,492	7,349

		92,444

Denmark — 0.7%
Carlsberg A/S, Cl B	66,759	8,864
Demant A/S *	13,585	423
H Lundbeck A/S, Cl H	2	–

		9,287

Finland — 0.1%
Orion Oyj, Cl B	27,849	1,022

France — 1.3%
Aeroports de Paris, Cl A	1,247	220
Boiron SA	654	28
Caisse Regionale de Credit Agricole Mutuel Nord de France	453	13
Dassault Aviation SA	742	1,068
Engie SA	298,470	4,534

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eutelsat Communications SA	116,318	$2,178
Orange SA	80,612	1,273
Veolia Environnement SA	330,071	8,051

		17,365

Germany — 1.8%
Aareal Bank AG	13,352	352
adidas AG	17,389	5,376
Carl Zeiss Meditec	2,857	282
Deutsche Lufthansa AG	211,667	3,633
Deutsche Telekom AG	367,919	6,374
Fraport AG Frankfurt Airport Services Worldwide	1,094	94
Henkel AG & Co KGaA	2,984	274
McKesson Europe AG	874	27
METRO AG	308,898	5,655
MVV Energie AG	2,427	69
RHOEN-KLINIKUM AG	27,193	833
RTL Group SA	16,494	846
Uniper SE	1,293	39
Wuestenrot & Wuerttembergische AG	1,365	30

		23,884

Guernsey — 0.0%
Amdocs Ltd	4,045	251

Hong Kong — 4.7%
ASM Pacific Technology Ltd	102,300	1,048
BOC Hong Kong Holdings Ltd	522,500	2,057
CK Hutchison Holdings Ltd	86,000	848
CK Infrastructure Holdings Ltd	501,000	4,085
CLP Holdings Ltd, Cl B	1,656,656	18,279
Hang Seng Bank Ltd	120,000	2,988
HK Electric Investments & HK Electric
Investments Ltd	2,022,500	2,071
HKT Trust & HKT Ltd	3,767,000	5,979
Hong Kong & China Gas Co Ltd	896,500	1,987
Kerry Properties Ltd	344,000	1,444
Langham Hospitality Investments and Langham Hospitality Investments Ltd ‡	425,500	164
Li & Fung Ltd	3,742,000	651
Link REIT	710,000	8,724
Miramar Hotel & Investment	49,000	107
MTR Corp Ltd	659,000	4,437
PCCW Ltd	1,766,000	1,019
Power Assets Holdings Ltd	384,500	2,766
Regal Hotels International Holdings Ltd	378,000	237
Swire Pacific Ltd, Cl A	29,000	356
Techtronic Industries Co Ltd	113,500	869
Vitasoy International Holdings Ltd	62,000	298
WH Group Ltd (A)	7,500	8
Yue Yuen Industrial Holdings Ltd	641,500	1,757

		62,179

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Ireland — 0.1%
Jazz Pharmaceuticals PLC *	11,545	$1,646

Israel — 1.8%
Bank Hapoalim BM *	1,151,527	8,559
Bank Leumi Le-Israel BM	1,523,061	11,000
FIBI Holdings Ltd	1,678	49
Israel Discount Bank Ltd, Cl A	1,058,914	4,327
Mediterranean Towers Ltd	39,638	81
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	624	33

		24,049

Italy — 0.5%
A2A SpA	231,648	402
Assicurazioni Generali SpA	140,128	2,643
Hera SpA	610,398	2,338
Iren SpA	535,412	1,394
Orsero SpA	4,900	45

		6,822

Japan — 9.7%
ABC-Mart Inc, Cl H	11,100	723
Aeon Hokkaido Corp	41,700	283
AEON REIT Investment Corp	400	512
Ahjikan Co Ltd	2,176	16
Ajinomoto Co Inc	24,500	425
Alpen Co Ltd	18,069	256
Amiyaki Tei Co Ltd	900	28
Aohata Corp	2,900	63
Araya Industrial Co Ltd	2,600	36
Arcland Sakamoto Co Ltd	3,713	45
Astellas Pharma Inc	178,600	2,545
Atsugi Co Ltd	11,750	96
Bandai Namco Holdings Inc	4,800	233
Can Do Co Ltd	4,000	59
Canon Inc	190,900	5,574
C’BON COSMETICS Co Ltd	1,100	24
Central Japan Railway Co	400	80
Chubu Electric Power Co Inc	93,600	1,313
Chugoku Electric Power Co Inc/The	49,092	619
Computer Institute of Japan Ltd	22,200	207
Create Medic Co Ltd	6,200	53
Daiichikosho Co Ltd	4,800	223
Daiwa Office Investment Corp ‡	11	79
DCM Holdings Co Ltd	35,700	351
DyDo Group Holdings Inc	36,590	1,572
EDION Corp	19,900	185
FALCO HOLDINGS Co Ltd	3,400	53
Frontier Real Estate Investment Corp ‡	166	709
Fujiya Co Ltd	19,300	349
G-7 Holdings Inc, Cl 7	8,767	246
Hitachi Ltd	9,241	339
Hokkaido Electric Power Co Inc	31,100	174

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hokkaido Gas Co Ltd	5,200	$70
Hoya Corp	58,100	4,451
Itochu-Shokuhin Co Ltd	2,003	86
Japan Excellent Inc ‡	611	897
Japan Logistics Fund Inc ‡	88	202
Japan Oil Transportation Co Ltd	2,100	55
Japan Post Bank Co Ltd	92,600	940
Japan Post Holdings Co Ltd	759,200	8,597
Japan Prime Realty Investment Corp, Cl A ‡	131	568
Japan Rental Housing Investments Inc ‡	888	691
Japan Tobacco Inc	221,800	4,899
J-Oil Mills Inc	1,400	50
Kadoya Sesame Mills Inc	879	32
Kakaku.com Inc	54,600	1,054
Kaken Pharmaceutical Co Ltd	800	37
Kakiyasu Honten Co Ltd	8,958	171
Kato Sangyo Co Ltd	29,100	883
KDDI Corp	365,900	9,317
Kenedix Retail REIT Corp ‡	351	862
Kewpie Corp	2,700	60
Key Coffee Inc	1,300	25
King Jim Co Ltd	14,000	106
Kohnan Shoji Co Ltd	45,146	939
Komeri Co Ltd	1,900	39
Konica Minolta Inc	100,700	980
Kurimoto Ltd	10,600	143
Kyokuyo Co Ltd	9,100	242
KYORIN Holdings Inc	109,700	1,943
Kyushu Electric Power Co Inc	102,300	1,005
Kyushu Railway Co	96,000	2,798
Marubeni Corp	641,900	4,248
McDonald’s Holdings Co Japan Ltd	11,000	485
Medipal Holdings Corp	118,800	2,623
Megmilk Snow Brand Co Ltd	4,000	88
MEIJI Holdings Co Ltd	3,500	250
Michinoku Bank Ltd/The	2,100	32
Mitsubishi Estate Logistics REIT Investment ‡	113	294
Mitsubishi Tanabe Pharma Corp	71,700	799
Mitsui & Co Ltd	83,200	1,354
Miyoshi Oil & Fat Co Ltd	16,300	159
Mizuho Financial Group Inc	5,424,000	7,859
Mochida Pharmaceutical Co Ltd	8,600	366
Mori Trust Sogo Reit Inc ‡	681	1,107
Morozoff Ltd	1,100	51
Musashi Co Ltd	2,400	48
Nagoya Railroad Co Ltd	8,900	246
Nakayama Steel Works Ltd	6,300	27
Nichi-iko Pharmaceutical Co Ltd	11,500	126
Nippon Accommodations Fund Inc ‡	10	56
Nippon Building Fund Inc	105	719
Nippon Express Co Ltd	8,800	468
Nippon Flour Mills Co Ltd	73,334	1,172

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nippon Prologis REIT Inc ‡	76	$176
Nippon Telegraph & Telephone Corp	198,600	9,248
Nisshin Oillio Group Ltd/The	21,352	598
NJS Co Ltd	2,600	41
NTT DOCOMO Inc	406,400	9,477
Ohsho Food Service Corp	10,900	638
Okinawa Cellular Telephone Co	800	25
Okinawa Electric Power Co Inc/The	73,212	1,125
Oracle Corp Japan	50,400	3,682
Orix JREIT Inc ‡	132	241
Otsuka Corp	1,900	76
OUG Holdings Inc	3,000	72
Premier Investment Corp ‡	337	444
Rhythm Watch Co Ltd	1,900	24
Ricoh Co Ltd	111,400	1,113
San Holdings Inc	1,900	42
Sankyo Co Ltd	14,600	528
Seven & i Holdings Co Ltd	166,600	5,641
SG Holdings Co Ltd	69,100	1,959
Shofu Inc	6,400	81
Showa Sangyo Co Ltd	3,200	90
SKY Perfect JSAT Holdings Inc	20,400	80
Softbank Corp	65,000	844
SRS Holdings Co Ltd	7,800	72
St Marc Holdings Co Ltd	3,200	68
Star Asia Investment ‡	200	221
Starts Proceed Investment Corp, Cl A ‡	264	437
Step Co Ltd	4,400	59
Suntory Beverage & Food Ltd	1,300	57
Suzuken Co Ltd/Aichi Japan	200	12
Taiko Pharmaceutical Co Ltd	19,400	361
Ten Allied Co Ltd *	5,900	23
Toho Holdings Co Ltd	53,700	1,203
Tohoku Electric Power Co Inc	76,700	775
Tokyo Electric Power Co Holdings Inc *	669,800	3,494
Tokyo Gas Co Ltd	13,500	318
Tokyo Theatres Co Inc ‡	2,100	26
Tokyu Recreation Co Ltd	800	37
Tokyu REIT Inc ‡	163	283
Toyo Suisan Kaisha Ltd	19,000	783
Unicafe Inc	6,400	58
Vital KSK Holdings Inc	59,400	562
XYMAX REIT Investment ‡	47	55
Yamada Denki Co Ltd *	188,300	834
Yashima Denki Co Ltd	4,500	35
Yellow Hat Ltd	1,900	25

		128,232

Luxembourg — 0.0%
SES SA, Cl A	17,302	271

Netherlands — 0.3%
ABN AMRO Bank NV	28,181	604

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coca-Cola European Partners PLC	5,674	$316
ForFarmers NV	12,195	103
Koninklijke Ahold Delhaize NV	94,198	2,122
NN Group NV	25,369	1,023
Sligro Food Group NV	83	3

		4,171

New Zealand — 1.8%
Abano Healthcare Group Ltd	3,951	9
Argosy Property Ltd ‡	271,927	252
Arvida Group Ltd	28,483	26
Auckland International Airport Ltd	119,975	794
Chorus Ltd	24,980	96
Contact Energy Ltd	956,943	5,142
EBOS Group Ltd	5,408	84
Fisher & Paykel Healthcare Corp Ltd	547,153	5,681
Fletcher Building Ltd	354,357	1,154
Goodman Property Trust	824,812	1,072
Kathmandu Holdings Ltd	27,874	41
Kiwi Property Group Ltd ‡	745,066	801
Mainfreight Ltd	3,460	95
Mercury NZ Ltd	454,852	1,421
Meridian Energy Ltd	129,503	413
Metlifecare Ltd	49,811	147
Oceania Healthcare Ltd	63,619	44
Property for Industry Ltd ‡	93,752	136
Restaurant Brands New Zealand Ltd *	32,005	201
Ryman Healthcare Ltd	137,400	1,084
Sanford Ltd/NZ	10,470	49
Spark New Zealand Ltd	1,343,860	3,610
Stride Property Group ‡	75,455	112
Summerset Group Holdings Ltd	18,828	70
Synlait Milk Ltd *	4,171	26
Trustpower Ltd	30,153	150
Vector Ltd	94,500	240
Warehouse Group Ltd/The	38,887	53

		23,003

Norway — 1.7%
Mowi ASA	37,130	869
Olav Thon Eiendomsselskap ASA ‡	1,713	29
Orkla ASA	1,121,458	9,954
Telenor ASA	509,044	10,812

		21,664

Portugal — 0.1%
REN—Redes Energeticas Nacionais SGPS SA	426,813	1,171

Singapore — 1.7%
Ascendas Real Estate Investment Trust ‡	1,650,000	3,805
CapitaLand Commercial Trust	1,868,000	2,996
CapitaLand Mall Trust ‡	2,202,500	4,281
ComfortDelGro Corp Ltd	919,000	1,807
Fraser and Neave Ltd	20,400	26

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hutchison Port Holdings Trust, Cl U	1,403,000	$323
IREIT Global ‡	88,100	50
Jardine Matheson Holdings Ltd	3,900	246
SATS Ltd	341,000	1,315
Sheng Siong Group Ltd	1,008,196	820
Singapore Airlines Ltd	64,800	444
Singapore Press Holdings Ltd	429,500	774
Singapore Technologies Engineering Ltd	412,700	1,263
SPH REIT ‡	614,603	486
StarHub Ltd	637,800	726
Suntec Real Estate Investment Trust ‡	146,100	209
Yangzijiang Shipbuilding Holdings Ltd	2,788,800	3,154

		22,725

Sweden — 1.8%
Axfood AB	308,875	6,117
ICA Gruppen AB	300,314	12,921
Industrivarden AB, Cl C	2,915	65
Swedish Match AB	115,724	4,889

		23,992

Switzerland — 5.7%
Allreal Holding AG, Cl A	16,970	2,924
Alpiq Holding AG *	1,142	82
Barry Callebaut AG	73	147
Berner Kantonalbank AG	232	55
BKW AG	15,320	1,024
Chocoladefabriken Lindt & Spruengli AG	475	3,832
Emmi AG	202	189
Intershop Holding AG	178	91
Lastminute.com NV *	1,582	46
Nestle SA	100,371	10,404
Novartis AG	98,011	8,967
Orior AG	749	63
Plazza AG ‡	133	34
PSP Swiss Property AG	13,555	1,586
Roche Holding AG	57,392	16,167
Schindler Holding AG	11,480	2,559
Sonova Holding AG	21,509	4,893
Swiss Life Holding AG	7,852	3,896
Swiss Prime Site AG	42,062	3,678
Swisscom AG	23,225	11,674
Tamedia AG	491	54
Valora Holding AG	7,564	1,928
Zurich Insurance Group AG	2,037	710

		75,003

United Kingdom — 2.5%
Acacia Mining *	15,236	34
Auto Trader Group PLC (A)	177,494	1,237
Britvic PLC	516,162	5,837
Carnival PLC	8,403	372
Centrica PLC	1,110,510	1,241

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coca-Cola HBC AG *	13,510	$511
Cranswick PLC	5,959	196
Diageo PLC	187,565	8,078
easyJet PLC	1	–
Greggs PLC	93,656	2,739
Halma	46,245	1,189
Marks & Spencer Group PLC	48,666	131
National Grid PLC	380,565	4,048
Next PLC, Cl A	22,519	1,584
Royal Mail PLC	339,426	915
Secure Income REIT Plc ‡	19,947	102
Tate & Lyle PLC	82,942	779
TUI AG	1	–
Wm Morrison Supermarkets PLC	1,421,302	3,643

		32,636

United States — 50.6%

Communication Services — 2.5%
ATN International Inc	5,459	315
Discovery Inc, Cl A *	21,426	658
Interpublic Group of Cos Inc/The	33,876	765
John Wiley & Sons Inc, Cl A	27,837	1,277
Liberty Media Corp-Liberty Braves *	7,873	220
Marcus Corp/The	26,947	888
MSG Networks Inc *	24,794	514
New Media Investment Group Inc	111,488	1,052
News Corp, Cl A	211,463	2,853
Omnicom Group Inc	33,337	2,732
Reading International Inc, Cl A *	9,570	124
Scholastic Corp, Cl B	48,880	1,625
Telephone & Data Systems Inc	88,955	2,704
United States Cellular Corp *	3,897	174
Verizon Communications Inc	149,591	8,546
Walt Disney Co/The	62,117	8,674

		33,121

Consumer Discretionary — 7.8%
Acushnet Holdings Corp	13,164	346
America’s Car-Mart Inc/TX *	4,894	421
AutoZone Inc *	442	486
Booking Holdings Inc *	2,168	4,064
Carriage Services Inc	4,720	90
Churchill Downs Inc	14,311	1,647
Columbia Sportswear Co	62,011	6,211
Darden Restaurants Inc	60,145	7,321
Deckers Outdoor Corp *	9,141	1,609
Denny’s Corp, Cl A *	20,422	419
Dollar General Corp	32,731	4,424
Domino’s Pizza Inc	24,197	6,734
eBay Inc	98,729	3,900
Gap Inc/The	208,794	3,752
Genuine Parts Co	59,793	6,193
Graham Holdings Co, Cl B	2,832	1,954

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Home Depot Inc/The	62,784	$13,057
International Speedway Corp, Cl A	9,526	428
K12 Inc *	31,709	964
Kohl’s Corp	5,997	285
Lululemon Athletica Inc *	30,812	5,553
McDonald’s Corp	30,485	6,331
Ross Stores Inc	31,662	3,138
Service Corp International/US	86,584	4,050
Target Corp, Cl A	18,742	1,623
TJX Cos Inc/The	88,839	4,698
Ulta Beauty Inc *	5,100	1,769
Yum! Brands Inc	104,707	11,588

		103,055

Consumer Staples — 9.8%
Archer-Daniels-Midland Co	29,351	1,198
Brown-Forman Corp, Cl B	5	–
Church & Dwight Co Inc	16,195	1,183
Clorox Co/The	22,779	3,488
Coca-Cola Co/The	260,355	13,257
Coca-Cola European Partners PLC	181,611	10,261
Colgate-Palmolive Co	127,114	9,110
Costco Wholesale Corp	38,004	10,043
Estee Lauder Cos Inc/The, Cl A	65,725	12,035
Herbalife Nutrition Ltd *	26,722	1,143
Hershey Co/The	29,878	4,005
Inter Parfums Inc	2,427	161
J&J Snack Foods Corp	19,712	3,173
John B Sanfilippo & Son Inc	4,725	377
Kimberly-Clark Corp	10,962	1,461
Lamb Weston Holdings Inc	37,466	2,374
Lancaster Colony Corp	21,609	3,211
Medifast Inc	3,466	445
Nu Skin Enterprises Inc, Cl A	2,718	134
PepsiCo Inc	154,668	20,282
Procter & Gamble Co/The	177,532	19,466
Simply Good Foods Co/The *	2,870	69
Sysco Corp, Cl A	79,274	5,606
USANA Health Sciences Inc *	44,468	3,532
WD-40 Co	16,210	2,578

		128,592

Financials — 12.0%
1st Source Corp	750	35
Aflac Inc	173,353	9,501
AGNC Investment Corp ‡	366,537	6,165
Allstate Corp/The	5,550	564
American Business Bank *	1,245	42
American Equity Investment Life Holding Co	34,119	927
American Financial Group Inc/OH	33,226	3,405
AMERISAFE Inc	733	47
Annaly Capital Management Inc ‡	278,941	2,547
Anworth Mortgage Asset Corp ‡	17,659	67

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apollo Commercial Real Estate Finance Inc ‡	25,795	$474
Ares Commercial Real Estate Corp ‡	61,081	908
Associated Banc-Corp	42,430	897
Athene Holding Ltd, Cl A *	29,300	1,262
BancFirst Corp	2,033	113
Bancorp Inc/The *	12,704	113
Bank of America Corp	244,431	7,088
Bank of Hawaii Corp	5,867	486
BankFinancial Corp	10,739	150
Banner Corp	14,815	802
BB&T Corp	6,625	325
BlackRock TCP Capital Corp	136,174	1,940
Boston Private Financial Holdings Inc	16,005	193
Brookline Bancorp Inc, Cl A	19,275	296
Bryn Mawr Bank Corp	1,455	54
Byline Bancorp Inc *	1,617	31
Capitala Finance	3,281	31
Capitol Federal Financial Inc	22,399	308
Capstead Mortgage Corp ‡	78,427	655
Carter Bank & Trust *	2,566	51
Cathay General Bancorp	14,885	535
CBTX Inc	6,107	172
Central Pacific Financial Corp	25,945	777
Cherry Hill Mortgage Investment Corp ‡	11,980	192
Chimera Investment Corp ‡	1,349	25
Cincinnati Financial Corp	21,827	2,263
CIT Group Inc	33,568	1,764
Citizens Financial Group Inc	78,082	2,761
CNA Financial Corp	6,051	285
Columbia Financial Inc *	23,550	356
Comerica Inc	23,608	1,715
Commerce Bancshares Inc/MO	31,322	1,869
ConnectOne Bancorp	8,148	185
CVB Financial Corp	9,753	205
Dime Community Bancshares Inc	16,485	313
Employers Holdings Inc	10,752	454
Enterprise Financial Services Corp	6,184	257
Erie Indemnity Co, Cl A	7,283	1,852
ESSA Bancorp Inc	1,559	24
Exantas Capital Corp ‡	15,007	170
FB Financial Corp	906	33
Fidus Investment Corp	16,065	256
Fifth Third Bancorp	91,524	2,554
First American Financial Corp	5,523	297
First Bancorp/Southern Pines NC	4,821	176
First Commonwealth Financial Corp	10,011	135
First Defiance Financial Corp	2,577	74
First Hawaiian Inc	15,552	402
First Interstate BancSystem Inc, Cl A	7,895	313
First Merchants Corp	2,939	111
First Midwest Bancorp Inc/IL	6,259	128
First Northwest Bancorp	5,208	85

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flagstar Bancorp Inc	18,988	$629
FNB Corp/PA	12,123	143
Fulton Financial Corp	37,512	614
Garrison Capital Inc	4,773	33
German American Bancorp	2,327	70
Glacier Bancorp, Cl A	3,292	133
Granite Point Mortgage Trust Inc ‡	16,647	319
Great Southern Bancorp Inc	1,400	84
Great Western Bancorp Inc	3,822	137
Hanover Insurance Group Inc/The, Cl A	9,434	1,210
Hartford Financial Services Group Inc/The	82,420	4,592
Hilltop Holdings Inc	19,592	417
HomeTrust Bancshares Inc	6,679	168
Hope Bancorp Inc	5,253	72
IBERIABANK Corp	17,495	1,327
Independent Bank Corp/MI	8,371	182
Investors Bancorp Inc	34,973	390
JPMorgan Chase & Co	77,386	8,652
Kearny Financial Corp/MD	97,764	1,299
KKR Real Estate Finance Trust Inc ‡	37,909	755
Ladder Capital Corp, Cl A ‡	3,474	58
Lakeland Bancorp Inc	8,732	141
Lakeland Financial Corp	5,936	278
Lincoln National Corp	134,150	8,646
Loews Corp	20,285	1,109
M&T Bank Corp	4,017	683
Marsh & McLennan Cos Inc	4,702	469
Meridian Bancorp Inc	22,570	404
MetLife Inc	30,051	1,493
MGIC Investment Corp *	44,829	589
National Bank Holdings, Cl A	4,649	169
National Western Life Group Inc, Cl A	1,518	390
NBT Bancorp Inc	3,677	138
Northfield Bancorp Inc	5,733	89
Northwest Bancshares Inc	163,981	2,888
Oaktree Strategic Income Corp	7,492	64
Oritani Financial Corp	36,945	655
Pacific City Financial Corp	1,707	29
PCSB Financial Corp	3,568	72
PennantPark Floating Rate Capital	6,333	73
PennyMac Financial Services Inc *	6,325	140
PennyMac Mortgage Investment Trust ‡	56,059	1,224
Peoples Bancorp Inc/OH	2,564	83
People’s United Financial Inc	74,843	1,256
Principal Financial Group Inc, Cl A	2,985	173
Provident Financial Services Inc	40,428	980
Prudential Financial Inc	87,087	8,796
Radian Group Inc	54,687	1,250
Redwood Trust Inc ‡	23,872	395
Regions Financial Corp	16,223	242
Reinsurance Group of America Inc, Cl A	21,058	3,286
Solar Capital Ltd	14,261	293

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Solar Senior Capital Ltd	2,527	$40
Southside Bancshares	2,700	87
Starwood Property Trust Inc ‡	350,822	7,971
State Auto Financial Corp	1,519	53
Stock Yards Bancorp Inc	4,498	163
TCG BDC Inc	4,778	73
Territorial Bancorp Inc	3,073	95
Torchmark Corp, Cl A	96,807	8,660
TPG Specialty Lending Inc	21,727	426
Travelers Cos Inc/The	4,465	668
TriCo Bancshares	4,898	185
TriplePoint Venture Growth BDC	12,837	183
TrustCo Bank Corp NY	19,251	152
Trustmark Corp	33,422	1,111
United Community Banks Inc/GA	18,320	523
United Community Financial Corp/OH	18,866	181
United Financial Bancorp Inc	27,593	391
Univest Financial Corp	4,517	119
US Bancorp	120,440	6,311
Voya Financial Inc	110,391	6,105
Washington Federal Inc	59,217	2,068
Washington Trust Bancorp Inc	1,200	63
Waterstone Financial Inc	32,469	554
WesBanco Inc	3,455	133
Westamerica Bancorporation	1,654	102
Western Alliance Bancorp *	18,432	824
Wintrust Financial Corp	4,791	351
WR Berkley Corp	8,422	555
Zions Bancorp NA	40,997	1,885

		158,028

Health Care — 7.5%
Anthem Inc	27,108	7,650
Bio-Rad Laboratories Inc, Cl A *	1,429	447
BioSpecifics Technologies Corp *	1,926	115
Bruker Corp	1,863	93
Chemed Corp	34,253	12,360
Cigna Corp	29,453	4,640
Computer Programs & Systems Inc	12,800	356
Danaher Corp, Cl A	63,628	9,094
Encompass Health Corp	127,627	8,086
Genomic Health Inc *	17,279	1,005
Gilead Sciences Inc	34,648	2,341
Hanger Inc *	5,288	101
HCA Healthcare Inc	27,246	3,683
HealthStream Inc *	964	25
Humana Inc	26,557	7,046
IDEXX Laboratories Inc *	2,864	789
Innoviva Inc *	12,142	177
Masimo Corp *	18,559	2,762
Medtronic PLC	55,393	5,395
Merck & Co Inc	44,952	3,769

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Meridian Bioscience Inc *	6,639	$79
Mettler-Toledo International Inc *	2,732	2,295
National HealthCare Corp	12,906	1,047
Orthofix Medical Inc *	20,777	1,099
Phibro Animal Health Corp, Cl A	3,365	107
Prestige Consumer Healthcare Inc, Cl A *	54,592	1,729
Quest Diagnostics Inc	32,810	3,340
STERIS PLC (B)	17,044	2,538
UnitedHealth Group Inc	15,731	3,839
Universal Health Services Inc, Cl B	61,528	8,023
US Physical Therapy Inc	638	78
Zoetis Inc, Cl A	35,123	3,986

		98,094

Industrials — 2.6%
Brady Corp, Cl A	29,702	1,465
CBIZ Inc *	5,445	107
CH Robinson Worldwide Inc	16,295	1,374
Comfort Systems USA Inc	1,497	76
HEICO Corp	1,564	209
HEICO Corp, Cl A	11,513	1,190
Herman Miller Inc	2,728	122
Lockheed Martin Corp	21,735	7,902
ManpowerGroup Inc	10,123	978
McGrath RentCorp	6,620	411
Raytheon Co	34,477	5,995
Republic Services Inc	56,804	4,921
Steelcase Inc, Cl A	12,035	206
Waste Management Inc	82,904	9,565

		34,521

Information Technology — 3.0%
ADTRAN Inc	9,148	139
Agilysys Inc *	5,251	113
Booz Allen Hamilton Holding Corp, Cl A	50,119	3,318
Broadridge Financial Solutions Inc	6,657	850
CACI International Inc, Cl A *	7,825	1,601
Cisco Systems Inc	64,663	3,539
Citrix Systems Inc	94,154	9,240
CSG Systems International Inc	8,211	401
F5 Networks Inc, Cl A *	13,716	1,997
Genpact Ltd	16,049	611
Juniper Networks Inc	40,768	1,086
MAXIMUS Inc	12,125	880
MicroStrategy Inc, Cl A *	1,873	268
Monotype Imaging Holdings Inc	31,210	526
Motorola Solutions Inc	50,555	8,429
Progress Software Corp	18,481	806
SPS Commerce Inc *	4,467	457
Sykes Enterprises Inc *	15,324	421
Synopsys Inc *	4,120	530
VeriSign Inc *	15,313	3,203

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Western Union Co/The	42,088	$837

		39,252

Materials — 1.2%
Kaiser Aluminum Corp	19,482	1,902
Materion Corp	41,209	2,794
Newmont Goldcorp Corp	78,385	3,015
Reliance Steel & Aluminum Co	68,259	6,459
Royal Gold Inc, Cl A	7,990	819
Silgan Holdings Inc	16,886	517

		15,506

Real Estate — 0.0%
Equity Commonwealth *‡	2,556	83

Utilities — 4.2%
ALLETE Inc	1,628	135
Ameren Corp	27,983	2,102
American Electric Power Co Inc	37,983	3,343
Avista Corp	34,613	1,544
Black Hills Corp, Cl A	24,611	1,924
CenterPoint Energy Inc	326,669	9,353
Consolidated Edison Inc	29,376	2,576
DTE Energy Co	56,193	7,186
Evergy Inc	40,250	2,421
Exelon Corp	190,047	9,111
Hawaiian Electric Industries Inc	128,244	5,585
IDACORP Inc, Cl A	5,959	598
MDU Resources Group Inc	67,994	1,754
NextEra Energy Inc	4,766	976
NorthWestern Corp	4,408	318
Otter Tail Corp	1,428	75
Pinnacle West Capital Corp	19,497	1,834
Portland General Electric Co	20,484	1,110
Public Service Enterprise Group Inc	8,134	478
Southern Co/The	47,429	2,622
Unitil Corp	5,156	309

		55,354

		665,606

Total Common Stock (Cost $1,131,467) ($ Thousands)		1,303,708

PREFERRED STOCK (C) — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG	13,514	840

Sweden — 0.0%
Akelius Residential Property AB ‡	9,103	343

Total Preferred Stock (Cost $1,443) ($ Thousands)		1,183

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.3%

SEI Daily Income Trust Government Fund, Cl F
2.140%**†	4,438,487	$4,438

Total Cash Equivalent (Cost $4,438) ($ Thousands)		4,438

Total Investments in Securities — 99.3% (Cost $1,137,348) ($ Thousands)		$1,309,329

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro Stoxx 50	16	Sep-2019	$621	$632	$3
FTSE 100 Index	3	Sep-2019	279	281	1
Hang Seng Index	1	Jul-2019	181	182	1
S&P 500 Index E-MINI	21	Sep-2019	3,068	3,091	23
SPI 200 Index	1	Sep-2019	114	115	(1)
TOPIX Index	2	Sep-2019	288	288	(1)

			$4,551	$4,589	$26

A list of the open forward foreign currency contracts held by the Fund at June 30, 2019 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/22/19	USD	53	DKK	347	$—
Brown Brothers Harriman	07/22/19	USD	48	DKK	316	—
Brown Brothers Harriman	07/22/19	USD	193	SGD	263	1
Brown Brothers Harriman	07/22/19	USD	58	SGD	78	—
Brown Brothers Harriman	07/22/19	USD	150	GBP	118	1
Brown Brothers Harriman	07/22/19	USD	132	GBP	104	—
Brown Brothers Harriman	07/22/19	USD	191	NOK	1,643	2
Brown Brothers Harriman	07/22/19	USD	204	NOK	1,729	(1)
Brown Brothers Harriman	07/22/19	USD	299	SEK	2,795	2
Brown Brothers Harriman	07/22/19	USD	131	SEK	1,210	—
Brown Brothers Harriman	07/22/19	USD	253	HKD	1,977	—
Brown Brothers Harriman	07/22/19	USD	254	HKD	1,981	—
Brown Brothers Harriman	07/22/19	USD	561	NZD	847	7
Brown Brothers Harriman	07/22/19	USD	846	AUD	1,215	7
Brown Brothers Harriman	07/22/19	USD	470	EUR	414	2
Brown Brothers Harriman	07/22/19	USD	459	EUR	402	—
Brown Brothers Harriman	07/22/19	USD	580	CHF	570	6
Brown Brothers Harriman	07/22/19	USD	506	CHF	490	(2)
Brown Brothers Harriman	07/22/19	USD	1,373	CAD	1,811	14
Brown Brothers Harriman	07/22/19	USD	566	JPY	61,070	2
Brown Brothers Harriman	07/22/19	USD	951	JPY	101,781	(5)
Brown Brothers Harriman	07/22/19	GBP	13,448	USD	16,893	(238)
Brown Brothers Harriman	07/22/19	SGD	13,908	USD	10,170	(116)
Brown Brothers Harriman	07/22/19	NZD	7	USD	4	—
Brown Brothers Harriman	07/22/19	NZD	19,272	USD	12,575	(372)
Brown Brothers Harriman	07/22/19	DKK	32,394	USD	4,864	(88)
Brown Brothers Harriman	07/22/19	AUD	53	USD	38	—
Brown Brothers Harriman	07/22/19	AUD	35,807	USD	24,607	(535)
Brown Brothers Harriman	07/22/19	CHF	46	USD	47	—
Brown Brothers Harriman	07/22/19	CHF	37,366	USD	37,430	(974)
Brown Brothers Harriman	07/22/19	EUR	5	USD	5	—
Brown Brothers Harriman	07/22/19	EUR	40,974	USD	45,940	(798)
Brown Brothers Harriman	07/22/19	CAD	51	USD	39	—

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/22/19	CAD	57,114	USD	42,643	$(1,089)
Brown Brothers Harriman	07/22/19	NOK	248	USD	29	—
Brown Brothers Harriman	07/22/19	NOK	98,105	USD	11,229	(288)
Brown Brothers Harriman	07/22/19	SEK	120,500	USD	12,671	(339)
Brown Brothers Harriman	07/22/19	HKD	168	USD	21	—
Brown Brothers Harriman	07/22/19	HKD	251,978	USD	32,168	(90)
Brown Brothers Harriman	07/22/19	JPY	60,680	USD	565	1
Brown Brothers Harriman	07/22/19	JPY	7,394,521	USD	68,276	(476)

						$(5,366)

Percentages are based on Net Assets of $1,318,403 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $2,321 ($ Thousands), representing 0.2% of the Net Assets of the Fund.

(B)	Securities considered illiquid. The total value of such securities as of June 30, 2019 was $2,538 ($ Thousands) and represented 0.2% of the Net Assets of the Fund.
(C)	There is currently no rate available.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and the London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

Ltd — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

S&P— Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,302,558	$1,150	$–	$1,303,708
Preferred Stock	1,183	–	–	1,183
Cash Equivalent	4,438	–	–	4,438

Total Investments in Securities	$1,308,179	$1,150	$–	$1,309,329

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$28	$—	$—	$28
Unrealized Depreciation	(2)	—	—	(2)
Forwards Contracts *
Unrealized Appreciation	—	45	—	45
Unrealized Depreciation	—	(5,411)	—	(5,411)

Total Other Financial Instruments	$26	$(5,366)	$—	$(5,340)

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2019, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Global Managed Volatility Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 26,205	$ 135,940	$ (157,707)	$ —	$ —	$ 4,438	4,438,487	$ 215	$ —

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Communication Services — 5.1%
AT&T Inc	68,786	$2,305
Madison Square Garden Co/The *	14,417	4,036
NTT DOCOMO Inc ADR	130,100	3,037
Omnicom Group Inc	67,600	5,540
SK Telecom Co Ltd ADR	129,800	3,213
Take-Two Interactive Software Inc, Cl A *	9,560	1,085
TELUS Corp	115,600	4,282
Verizon Communications Inc	306,451	17,508
Walt Disney Co/The	94,668	13,219

		54,225

Consumer Discretionary — 6.0%
AutoZone Inc *	8,700	9,565
Best Buy Co Inc	10,994	767
Canadian Tire Corp Ltd, Cl A	59,500	6,497
Darden Restaurants Inc	65,500	7,973
Deckers Outdoor Corp *	3,645	641
Dick’s Sporting Goods Inc	57,716	1,999
Dollar General Corp	13,022	1,760
Dunkin’ Brands Group Inc	9,462	754
Fiat Chrysler Automobiles	24,564	339
Ford Motor Co	377,300	3,860
Gap Inc/The	985	18
Graham Holdings Co, Cl B	4,146	2,861
Lowe’s Cos Inc	34,400	3,471
McDonald’s Corp	46,958	9,751
NVR Inc *	432	1,456
Toyota Motor Corp ADR	38,500	4,774
Ulta Beauty Inc *	14,203	4,927
Wyndham Hotels & Resorts Inc	58,161	3,242

		64,655

Consumer Staples — 13.1%
Altria Group Inc	176,979	8,380
Archer-Daniels-Midland Co	45,200	1,844
Church & Dwight Co Inc	96,220	7,030
Clorox Co/The	29,806	4,564
Coca-Cola Co/The	84,150	4,285
Coca-Cola European Partners PLC	49,400	2,791
Colgate-Palmolive Co	64,144	4,597
Costco Wholesale Corp	28,955	7,652
Herbalife Nutrition Ltd *	5,922	253
Hershey Co/The	37,299	4,999
Ingredion Inc	10,845	895
JM Smucker Co/The	54,098	6,231
Kimberly-Clark Corp	43,214	5,760
Kroger Co/The	124,000	2,692
Lamb Weston Holdings Inc	41,191	2,610
McCormick & Co Inc/MD	46,029	7,135
Metro Inc, Cl A	58,400	2,196
Nu Skin Enterprises Inc, Cl A	18,077	892

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PepsiCo Inc	60,205	$7,895
Philip Morris International Inc	34,312	2,694
Procter & Gamble Co/The	41,097	4,506
Sanderson Farms Inc	28,200	3,851
Sysco Corp, Cl A	96,035	6,792
Tyson Foods Inc, Cl A	183,000	14,775
Walmart Inc	232,394	25,677

		140,996

Energy — 2.0%
Chevron Corp	46,500	5,786
EOG Resources Inc	12,167	1,134
Exxon Mobil Corp	71,100	5,448
Marathon Petroleum Corp	19,233	1,075
Valero Energy Corp	66,747	5,714
Williams Cos Inc/The	98,035	2,749

		21,906

Financials — 16.8%
Aflac Inc	112,800	6,183
AGNC Investment Corp ‡	118,857	1,999
Allstate Corp/The	65,446	6,655
American Financial Group Inc	41,500	4,253
Arbor Realty Trust Inc ‡	257,845	3,125
Arch Capital Group Ltd *	193,014	7,157
Assurant Inc	10,566	1,124
Assured Guaranty Ltd	34,028	1,432
Axis Capital Holdings Ltd	50,100	2,988
Bank of America Corp	32,140	932
Bank of Hawaii Corp	28,052	2,326
Bank of Nova Scotia/The, Cl C	52,600	2,831
BankUnited Inc	93,022	3,139
Berkshire Hathaway Inc, Cl B *	59,100	12,598
BOK Financial Corp	52,300	3,948
Cboe Global Markets Inc	72,973	7,562
Chimera Investment Corp ‡	148,500	2,802
Chubb Ltd	12,399	1,826
CME Group Inc	35,480	6,887
Cullen/Frost Bankers Inc	3,051	286
Everest Re Group Ltd	40,465	10,002
Genworth MI Canada Inc	23,900	758
Hanover Insurance Group Inc/The, Cl A	29,649	3,804
JPMorgan Chase & Co	31,600	3,533
Ladder Capital Corp, Cl A ‡	171,200	2,844
LPL Financial Holdings Inc	33,446	2,728
MarketAxess Holdings Inc	17,155	5,514
MFA Financial Inc ‡	862,220	6,191
Morningstar Inc, Cl A	44,307	6,409
National Bank of Canada	54,700	2,604
Popular Inc	72,688	3,943
Progressive Corp/The	115,800	9,256
Regions Financial Corp	286,886	4,286

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reinsurance Group of America Inc, Cl A	9,329	$1,456
RenaissanceRe Holdings Ltd	79,986	14,238
TFS Financial Corp	168,481	3,044
Travelers Cos Inc/The	83,472	12,481
US Bancorp	24,603	1,289
Virtu Financial Inc, Cl A	9,462	206
Voya Financial Inc	13,223	731
White Mountains Insurance Group Ltd	4,402	4,496

		179,866

Health Care — 15.2%
AbbVie Inc	53,300	3,876
AmerisourceBergen Corp, Cl A	14,727	1,256
Amgen Inc, Cl A	16,800	3,096
Anthem Inc	44,047	12,430
AstraZeneca ADR	107,200	4,425
Bausch Health *	3,933	99
Baxter International Inc	87,932	7,202
Biogen Inc *	3,955	925
Bio-Rad Laboratories Inc, Cl A *	6,829	2,135
Chemed Corp	1,680	606
Cigna Corp	10,928	1,722
CVS Health Corp	31,417	1,712
Edwards Lifesciences Corp, Cl A *	2,235	413
Eli Lilly & Co	145,108	16,076
Hill-Rom Holdings Inc	7,580	793
Hologic Inc *	32,197	1,546
Humana Inc	32,022	8,495
ICON *	9,514	1,465
Johnson & Johnson	195,171	27,183
Masimo Corp *	11,105	1,653
McKesson Corp	8,957	1,204
Merck & Co Inc	261,951	21,965
Pfizer Inc	600,276	26,004
Premier Inc, Cl A *	18,980	742
Quest Diagnostics Inc	50,752	5,167
UnitedHealth Group Inc	35,650	8,699
WellCare Health Plans Inc *	1,176	335
Zoetis Inc, Cl A	18,364	2,084

		163,308

Industrials — 9.5%
Boeing Co/The	32,700	11,903
EMCOR Group Inc	13,365	1,177
Expeditors International of Washington Inc	14,206	1,078
General Dynamics Corp	8,600	1,564
Huntington Ingalls Industries Inc, Cl A	17,300	3,888
Kaman Corp, Cl A	32,900	2,095
L3 Technologies Inc	20,542	5,036
Landstar System Inc	11,414	1,233
Lockheed Martin Corp	25,675	9,334
Northrop Grumman Corp	37,895	12,244

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quanta Services Inc	37,697	$1,440
Raytheon Co	76,834	13,360
Republic Services Inc	146,100	12,658
Southwest Airlines Co, Cl A	23,251	1,181
Spirit AeroSystems Holdings Inc, Cl A	12,040	980
United Continental Holdings Inc *	9,555	836
United Technologies Corp	50,700	6,601
Waste Management Inc	133,069	15,352

		101,960

Information Technology — 12.8%
Amdocs Ltd	198,800	12,343
Apple Inc	75,762	14,995
Aspen Technology Inc *	14,158	1,760
Automatic Data Processing Inc	16,382	2,708
Broadridge Financial Solutions Inc	13,234	1,690
Cadence Design Systems Inc *	8,968	635
Cisco Systems Inc	306,400	16,769
Citrix Systems Inc	64,636	6,343
CSG Systems International Inc	37,600	1,836
Intel Corp	307,300	14,710
Intuit Inc	7,373	1,927
Jack Henry & Associates Inc	10,939	1,465
Juniper Networks Inc	135,400	3,606
Mastercard Inc, Cl A	1,331	352
Microsoft Corp	85,745	11,486
Motorola Solutions Inc	87,963	14,666
NetApp Inc	9,091	561
Oracle Corp, Cl B	176,000	10,027
Science Applications International Corp	14,671	1,270
Symantec Corp, Cl A	173,514	3,776
Synopsys Inc *	74,285	9,560
Tech Data Corp *	22,200	2,322
Teradyne Inc	15,297	733
VeriSign Inc *	10,747	2,248

		137,788

Materials — 2.4%
AptarGroup Inc	6,262	779
Avery Dennison Corp	31,600	3,655
Axalta Coating Systems Ltd *	90,721	2,701
Kaiser Aluminum Corp	33,600	3,280
LyondellBasell Industries, Cl A	7,082	610
Newmont Mining Corp	45,995	1,769
Sealed Air Corp	79,900	3,418
Silgan Holdings Inc	110,800	3,390
Sonoco Products Co	98,300	6,423

		26,025

Real Estate — 2.6%
Equity LifeStyle Properties Inc ‡	14,695	1,783
Gaming and Leisure Properties Inc ‡	72,800	2,838

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medical Properties Trust Inc ‡	197,100	$3,437
National Health Investors Inc ‡	41,200	3,215
Omega Healthcare Investors Inc ‡	128,000	4,704
Rayonier Inc ‡	35,531	1,077
SBA Communications Corp, Cl A *‡	8,218	1,848
VEREIT Inc ‡	523,800	4,719
VICI Properties Inc ‡	177,462	3,911

		27,532

Utilities — 12.2%
Alliant Energy Corp	9,988	490
Ameren Corp	74,283	5,579
American Electric Power Co Inc	127,954	11,261
Consolidated Edison Inc	154,877	13,580
Dominion Energy Inc	20,458	1,582
DTE Energy Co	45,217	5,782
Duke Energy Corp	53,719	4,740
Edison International	120,856	8,147
Entergy Corp	119,200	12,269
Eversource Energy	105,451	7,989
Exelon Corp	227,300	10,897
FirstEnergy Corp	87,500	3,746

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Fuel Gas Co	42,175	$2,225
NextEra Energy Inc	32,509	6,660
Pinnacle West Capital Corp	48,930	4,604
Portland General Electric Co	73,374	3,975
Public Service Enterprise Group Inc	183,544	10,796
Southern Co/The	94,221	5,208
Southwest Gas Holdings Inc	10,242	918
UGI Corp	27,722	1,481
WEC Energy Group Inc	109,159	9,100

		131,029

Total Common Stock (Cost $643,595) ($ Thousands)		1,049,290

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust Government Fund, Cl F
2.140% **†	23,349,664	23,350

Total Cash Equivalent (Cost $23,350) ($ Thousands)		23,350

Total Investments in Securities — 99.9% (Cost $666,945) ($ Thousands)		$1,072,640

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	99	Sep-2019	$ 14,428	$ 14,574	$ 146

			$ 14,428	$ 14,574	$ 146

Percentages are based on Net Assets of $1,074,089 ($ Thousands).
†	Investment in Affiliated security.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2019.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,049,290	$–	$–	$1,049,290
Cash Equivalent	23,350	–	–	23,350

Total Investments in Securities	$1,072,640	$–	$–	$1,072,640

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$146	$—	$—	$146

Total Other Financial Instruments	$146	$—	$—	$146

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Managed Volatility Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$17,479	$192,028	$(186,157)	$—	$—	$23,350	23,339,664	$392	$—

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.3%

Australia — 7.5%
Abacus Property Group	264,458	$761
AGL Energy Ltd	176,945	2,485
ASX Ltd	40,660	2,350
Aurizon Holdings Ltd	454,449	1,722
BHP Group Ltd	6,201	179
Brickworks Ltd	70,947	811
Coca-Cola Amatil Ltd	340,845	2,444
Crown Resorts Ltd	49,952	436
CSL Ltd	9,329	1,408
Evolution Mining Ltd	42,178	129
Flight Centre Travel Group Ltd	21,435	625
Harvey Norman Holdings Ltd	506,941	1,448
Inghams Group Ltd	348,793	984
Macquarie Group Ltd	22,760	2,003
Mirvac Group	364,912	801
Newcrest Mining Ltd	13,198	296
Rio Tinto Ltd	42,230	3,075
Sonic Healthcare Ltd	6,349	121
South32 Ltd	64,457	144
Stockland	197,607	578
Telstra Corp Ltd, Cl B	712,585	1,925
Wesfarmers Ltd	41,051	1,042
Woolworths Group Ltd	104,549	2,438

		28,205

Austria — 1.2%
CA Immobilien Anlagen AG	7,835	288
Erste Group Bank AG	8,303	309
Oesterreichische Post AG	18,326	617
OMV AG	6,494	317
Raiffeisen Bank International AG	6,989	164
S IMMO AG	9,548	207
Telekom Austria AG, Cl A	81,520	616
UNIQA Insurance Group AG	35,314	330
Verbund AG	18,395	964
voestalpine AG	19,927	616

		4,428

Belgium — 1.3%
Ageas	4,560	237
Colruyt SA	41,376	2,403
D’ieteren SA/NV	9,167	422
Proximus SADP	31,937	943
Sipef NV	1,175	56
UCB SA, Cl A	11,296	938
Umicore SA	2,515	81

		5,080

Canada — 2.3%
Bank of Nova Scotia/The, Cl C	8,698	468
Canadian Imperial Bank of Commerce	7,686	606
Canadian Tire Corp Ltd, Cl A	11,347	1,239

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
George Weston Ltd	2,159	$164
Loblaw Cos Ltd	14,065	722
TELUS Corp	70,718	2,620
Toronto-Dominion Bank/The	48,192	2,822

		8,641

Denmark — 1.9%
Carlsberg A/S, Cl B	10,243	1,360
Coloplast A/S, Cl B	15,341	1,737
Danske Bank A/S	74,715	1,183
Demant A/S *	2,162	67
Jyske Bank A/S	16,251	564
Matas A/S	15,078	164
Novo Nordisk A/S, Cl B	7,621	389
Royal Unibrew A/S	9,066	663
Scandinavian Tobacco Group A/S (A)	61,443	717
Sydbank A/S	12,689	242
United International Enterprises	564	112

		7,198

Finland — 0.7%
Elisa OYJ	4,608	225
Fortum OYJ	6,519	144
Kemira	37,741	556
Kesko OYJ, Cl B	16,687	930
Tieto OYJ	21,996	653

		2,508

France — 6.4%
Aeroports de Paris, Cl A	490	87
AXA SA	21,925	577
Baikowski SAS *	2,092	38
Bastide le Confort Medical	2,603	114
BNP Paribas SA	10,388	494
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	3,233	98
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	985	105
Caisse Regionale De Credit Agricole Mutuel Toulouse 31 (B)	779	104
Cie Generale des Etablissements Michelin SCA	17,113	2,174
Credit Agricole SA	68,895	827
Credit Regionale de Credit Agricole Mutuel Sud Rhone Alpes (B)	459	112
Danone SA	8,176	694
Dassault Aviation SA	477	687
Engie SA	146,121	2,220
Eutelsat Communications SA	56,837	1,064
Fnac Darty SA *	1,602	119
Kaufman & Broad SA	13,020	499
LNA Sante SA	2,819	141
Metropole Television SA	34,396	652
Orange SA	140,609	2,220

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Peugeot SA	16,000	$395
PSB Industries SA	2,092	68
Renault SA	2,728	172
Rubis SCA	2,506	141
Sanofi	56,743	4,905
SCOR SE	2,972	130
Societe BIC SA	16,261	1,242
Societe Generale SA	8,394	212
Suez	25,216	364
Thales SA, Cl A	652	81
TOTAL SA	42,611	2,391
Veolia Environnement SA	40,693	993

		24,120

Germany — 5.3%
Aareal Bank AG	31,537	832
adidas AG	1,170	362
Allianz SE	3,022	730
Beiersdorf AG	2,053	247
Covestro AG (A)	21,384	1,089
Daimler AG	6,815	380
Deutsche Telekom AG	118,278	2,049
Evonik Industries AG	28,804	840
Fraport AG Frankfurt Airport Services Worldwide	4,634	399
Freenet AG	5,102	102
Hannover Rueck SE	13,352	2,162
Hornbach Holding AG & Co KGaA	9,444	537
McKesson Europe AG	3,753	114
Merck KGaA	23,944	2,507
METRO AG	112,029	2,051
MTU Aero Engines AG	1,151	275
Muenchener Rueckversicherungs— Gesellschaft AG in Muenchen	12,870	3,235
Salzgitter AG	8,064	231
SAP SE	1,022	141
Siemens AG	3,158	376
Sirius Real Estate Ltd	87,389	74
Talanx	19,383	841
Uniper SE	5,125	155
Vonovia SE	5,398	258

		19,987

Hong Kong — 5.1%
China Motor Bus Co Ltd (B)	9,200	144
Chong Hing Bank	58,000	99
CK Infrastructure Holdings Ltd	82,000	669
CLP Holdings Ltd, Cl B	368,500	4,066
Dah Sing Banking Group Ltd	388,400	701
Hang Lung Group Ltd	91,000	252
Hang Seng Bank Ltd	19,000	473
HK Electric Investments & HK Electric Investments Ltd	1,616,000	1,655

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HKT Trust & HKT Ltd	633,000	$1,005
Hong Kong & China Gas Co Ltd	429,429	952
Hongkong & Shanghai Hotels Ltd/The	154,000	201
Hutchison Telecommunications Hong Kong Holdings	428,000	101
Hysan Development Co Ltd	19,000	98
Johnson Electric Holdings Ltd	78,000	166
Kerry Properties Ltd	480,000	2,015
Lee & Man Paper Manufacturing Ltd	716,000	501
Link REIT	10,000	123
MTR Corp Ltd	184,000	1,239
New World Development Co Ltd	94,000	147
NWS Holdings Ltd	52,000	107
Pacific Textile Holdings	725,000	573
Paliburg Holdings Ltd (B)	328,000	128
PCCW Ltd	657,000	379
Power Assets Holdings Ltd	92,000	662
Regal Hotels International Holdings Ltd	160,000	100
Regal Real Estate Investment Trust	259,000	80
Shangri-La Asia Ltd	54,000	68
Sunlight Real Estate Investment Trust	145,000	111
Swire Pacific Ltd, Cl A	17,000	209
Tian An China Investment Co Ltd	170,000	84
Vitasoy International Holdings	140,000	673
WH Group Ltd (A)	953,500	967
Wharf Real Estate Investment Co Ltd	59,000	416
Wheelock & Co Ltd	10,000	72

		19,236

Ireland — 0.2%
Irish Residential Properties REIT PLC ‡	343,231	659

Israel — 1.7%
Bank Hapoalim BM *	410,265	3,049
Bank Leumi Le-Israel BM	57,265	414
FIBI Holdings Ltd	3,995	118
Globrands Ltd	989	91
Isras Investment Co Ltd	1,037	163
Kerur Holdings Ltd	4,093	107
Mizrahi Tefahot Bank Ltd *	48,726	1,126
Oil Refineries Ltd *	1,712,187	879
Paz Oil Co Ltd	2,001	281
Shufersal Ltd	26,493	176

		6,404

Italy — 1.8%
A2A SpA	524,613	912
Assicurazioni Generali SpA	9,000	170
Atlantia SpA	9,488	248
Enel SpA	321,258	2,246
Hera SpA	337,822	1,294
Intesa Sanpaolo SpA	42,682	91
Iren SpA	40,709	106

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Terna Rete Elettrica Nazionale SpA	237,777	$1,516

		6,583

Japan — 21.4%
ABC-Mart Inc, Cl H	9,600	626
Aeon Co Ltd, Cl H	18,200	313
AEON REIT Investment Corp	798	1,022
AGC Inc/Japan	24,600	851
Ainavo Holdings (B)	12,200	108
Aisin Seiki Co Ltd	32,800	1,129
Alfresa Holdings Corp	22,400	553
Alpen Co Ltd	6,400	91
ANA Holdings Inc	22,700	752
Aozora Bank Ltd	33,100	794
Arcs Co Ltd	42,900	855
Asahi Group Holdings Ltd	6,100	274
Asahi Kasei Corp	18,000	192
Astellas Pharma Inc	201,500	2,871
Bandai Namco Holdings Inc	10,200	495
Bridgestone Corp	33,000	1,299
Canon Inc	45,200	1,320
Choushimaru Co Ltd	10,500	110
Chubu Electric Power Co Inc	15,500	217
Chukyo Bank	5,100	105
COMSYS Holdings Corp	9,900	251
Daiichi Kensetsu Corp (B)	7,200	112
Daiichi Sankyo Co Ltd	2,500	131
Daiki Aluminium Industry Co Ltd	26,000	182
Daiohs Corp	3,400	44
Dairei (B)	6,300	108
DCM Holdings Co Ltd	129,600	1,273
Ebara Foods Industry Inc	4,700	92
EDION Corp	20,600	191
FJ Next Co Ltd	16,100	155
FUJIFILM Holdings Corp	26,900	1,364
Gakkyusha Co Ltd	8,400	97
Gourmet Kineya Co Ltd	10,000	106
Heiwa Corp	11,300	232
Hiroshima Gas Co Ltd	31,400	96
Hokkaido Electric Power Co Inc	29,100	163
Hokkaido Gas Co Ltd	9,800	131
Honda Motor Co Ltd	37,000	956
Hoya Corp	1,500	115
Inaba Denki Sangyo Co Ltd	20,600	864
ITOCHU Corp	90,100	1,723
Itochu Enex Co Ltd	36,300	291
Japan Airlines Co Ltd	54,700	1,748
Japan Post Bank Co Ltd	76,100	773
Japan Post Holdings Co Ltd	346,400	3,922
Japan Prime Realty Investment Corp, Cl A ‡	189	819
Japan Tobacco Inc	62,000	1,369
Joshin Denki Co Ltd	6,000	118

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JXTG Holdings Inc	249,000	$1,235
Kadoya Sesame Mills Inc	2,200	80
Kamigumi Co Ltd	61,100	1,446
Kaneka Corp	12,800	481
Kato Sangyo Co Ltd	8,700	264
KDDI Corp	136,600	3,478
Keihanshin Building Co Ltd	19,000	175
Keiyo Co Ltd	75,800	326
Kinden Corp	18,800	288
Kohnan Shoji Co Ltd	4,500	94
Komeri Co Ltd	11,900	243
K’s Holdings Corp	7,500	71
Kuraray Co Ltd	70,500	842
Kyokuyo Co Ltd	11,300	301
KYORIN Holdings Inc	19,000	336
Kyowa Exeo Corp	12,800	319
Kyushu Railway Co	3,300	96
LIXIL VIVA Corp	15,400	179
Matsumotokiyoshi Holdings Co Ltd	2,900	85
McDonald’s Holdings Co Japan Ltd	10,800	476
Mebuki Financial Group Inc	135,900	354
Medipal Holdings Corp	44,900	991
Mitsubishi Corp	6,900	182
Mitsubishi Shokuhin Co Ltd	31,000	813
Mitsubishi Tanabe Pharma Corp	54,500	607
Mitsui & Co Ltd	75,400	1,228
Miyoshi Oil & Fat Co Ltd	10,200	99
Mizuho Financial Group Inc	2,017,500	2,923
NHK Spring Co Ltd	51,900	401
Nippo Corp	49,900	983
Nippon Building Fund Inc	103	706
Nippon Express Co Ltd	15,600	830
Nippon Flour Mills Co Ltd	49,200	786
Nippon Telegraph & Telephone Corp	106,700	4,969
Nissan Motor Co Ltd	224,900	1,611
Nisshin Oillio Group Ltd/The	26,900	753
Nitto Fuji Flour Milling Co Ltd	4,000	215
NTT DOCOMO Inc	65,800	1,534
Okinawa Electric Power Co Inc/The	11,287	173
Ootoya Holdings Co Ltd	11,000	219
Osaka Gas Co Ltd	41,200	718
Otsuka Corp	14,600	587
OUG Holdings Inc (B)	8,700	209
Paris Miki Holdings Inc	34,500	107
Proto Corp	12,200	115
Ricoh Co Ltd	72,100	720
Sankyo Co Ltd	31,500	1,140
Seiko Epson	33,200	525
Senshu Ikeda Holdings Inc	111,200	205
Seven & i Holdings Co Ltd	18,700	633
SG Holdings Co Ltd	8,800	250
Shibusawa Warehouse Co Ltd/The	7,200	111

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shimachu Co Ltd	3,300	$77
Shionogi & Co Ltd	10,700	617
Softbank	80,200	1,042
SoftBank Group Corp	2,400	115
SPK Corp	4,500	100
Sugi Holdings Co Ltd	2,300	109
Sumitomo Bakelite Co Ltd	3,200	114
Sumitomo Dainippon Pharma Co Ltd	2,100	40
Sumitomo Mitsui Financial Group Inc	8,400	297
Sumitomo Osaka Cement Co Ltd	22,800	906
Suzuken Co Ltd/Aichi Japan	23,500	1,379
Taisho Pharmaceutical Holdings Co Ltd	4,000	307
TAKEBISHI CORP	1,900	24
Teijin Ltd	74,600	1,272
Tokio Marine Holdings	7,900	396
Tokyo Electric Power Co Holdings Inc *	69,800	364
Tokyo Gas Co Ltd	29,200	688
Toshiba Plant Systems & Services Corp	7,200	135
Toyota Motor Corp	19,200	1,192
Tsumura & Co	7,400	206
Valor Holdings Co Ltd	7,700	160
West Japan Railway Co	21,900	1,772
Yaizu Suisankagaku Industry Co Ltd	10,500	105
Yamada Denki Co Ltd	32,300	143
Yasuda Logistics Corp	19,800	159
Yellow Hat Ltd	11,200	149
Yomeishu Seizo Co Ltd	6,000	110
Yuasa Funashoku Co Ltd (B)	4,560	156
Zaoh	8,700	108

		80,157

Netherlands — 1.7%
ABN AMRO Group	25,667	550
ASR Nederland NV	10,035	409
Corbion NV	3,042	99
Heineken NV	3,040	340
Koninklijke Ahold Delhaize NV	67,782	1,527
NN Group NV	65,712	2,649
Randstad NV	2,260	124
Signify NV (A)	15,116	447
Sligro Food Group NV	2,742	102

		6,247

New Zealand — 2.0%
Auckland International Airport Ltd	132,553	877
Chorus Ltd	57,800	221
Contact Energy Ltd	135,053	726
Fisher & Paykel Healthcare Corp Ltd	184,452	1,915
Fletcher Building Ltd	29,864	97
Freightways Ltd	32,367	184
Goodman Property Trust	149,541	194
Kathmandu Holdings Ltd	65,155	96
Mercury NZ Ltd	234,122	731

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Meridian Energy Ltd	213,586	$681
Ryman Healthcare Ltd	42,791	338
Sanford Ltd/NZ	22,813	106
Spark New Zealand Ltd	91,414	246
Summerset Group Holdings Ltd	18,232	68
Warehouse Group Ltd/The (B)	97,101	132
Z Energy Ltd	199,850	848

		7,460

Norway — 1.2%
Austevoll Seafood ASA	41,885	440
DNB ASA, Cl A	29,374	547
Mowi ASA	41,636	974
Orkla ASA	106,449	945
Sparebank 1 Oestlandet	10,088	100
Sparebanken Sor	9,196	102
Telenor ASA	64,166	1,363
Yara International ASA	3,093	150

		4,621

Portugal — 0.1%
REN - Redes Energeticas Nacionais SGPS SA	122,631	337
Sonae SGPS SA	104,822	101

		438

Singapore — 4.2%
CapitaLand Commercial Trust	345,700	554
CapitaLand Mall Trust ‡	1,336,100	2,597
ComfortDelGro Corp Ltd	330,900	650
DBS Group Holdings Ltd	167,700	3,218
Mapletree Industrial Trust	103,900	172
Mapletree Logistics Trust	224,370	264
Olam International Ltd	78,000	114
Oversea-Chinese Banking Corp Ltd	141,800	1,195
SATS Ltd	279,900	1,080
Sheng Siong Group Ltd	365,100	297
Singapore Airlines Ltd	30,100	206
Singapore Exchange Ltd	134,000	784
Singapore Press Holdings Ltd	153,400	277
Singapore Technologies Engineering Ltd	450,200	1,378
Singapore Telecommunications Ltd	282,200	730
SPH REIT ‡	284,000	225
United Industrial Corp Ltd (B)	50,700	110
United Overseas Bank Ltd	44,200	854
UOL Group Ltd	26,200	146
Venture Corp Ltd	8,100	97
Wilmar International Ltd	255,300	698

		15,646

Spain — 2.0%
Ebro Foods SA	26,169	561
Enagas SA	5,521	147
Endesa SA	149,360	3,846
Grifols SA	16,305	483

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Iberdrola SA	210,398	$2,100
Red Electrica Corp SA	13,129	274

		7,411

Sweden — 2.6%
Axfood AB	54,195	1,073
Epiroc AB, Cl B	21,754	216
Hemfosa Fastigheter AB	18,745	177
ICA Gruppen AB	81,969	3,527
JM AB	13,148	303
KNOW IT AB	10,862	250
Nyfosa AB *	18,745	118
Resurs Holding AB (A)	133,131	793
Scandic Hotels Group AB (A)	44,686	394
Svenska Cellulosa AB SCA, Cl B	21,139	184
Swedbank AB, Cl A	33,600	505
Swedish Match AB	29,845	1,261
Telia Co AB	222,996	991

		9,792

Switzerland — 9.8%
Alcon *	3,374	209
Allreal Holding AG, Cl A	688	119
ALSO Holding AG	1,128	161
Baloise Holding AG	8,737	1,548
Barry Callebaut AG	566	1,137
Basellandschaftliche Kantonalbank	213	198
Basler Kantonalbank, Cl H	1,334	101
Berner Kantonalbank AG	473	113
BKW AG	15,994	1,070
Chocoladefabriken Lindt & Spruengli AG	207	1,508
Emmi AG	117	110
Helvetia Holding	1,736	218
Idorsia Ltd *	3,040	70
Intershop Holding AG	203	103
Landis+Gyr Group	7,087	565
Nestle SA	13,549	1,404
Novartis AG	16,871	1,543
Orior AG	2,561	217
Pargesa Holding SA	8,903	687
PSP Swiss Property AG	4,712	551
Roche Holding AG	26,315	7,413
Romande Energie Holding SA	76	95
Schindler Holding AG	6,813	1,518
SGS SA, Cl B	79	201
Sika AG	2,966	507
Sonova Holding AG	10,159	2,311
St Galler Kantonalbank AG	263	119
Swiss Life Holding AG	9,725	4,826
Swiss Prime Site AG	5,236	458
Swiss Re AG	16,857	1,716
Swisscom AG	2,292	1,152
Tamedia AG	1,347	147

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Thurgauer Kantonalbank	927	$100
Valiant Holding AG	6,581	715
Valora Holding AG	925	236
Vaudoise Assurances Holding	204	105
Zurich Insurance Group AG	10,122	3,529

		36,780

United Kingdom — 11.9%
AG Barr PLC	8,456	100
AstraZeneca PLC	3,479	285
Auto Trader Group PLC (A)	103,684	723
BAE Systems PLC	313,747	1,978
Berkeley Group Holdings PLC	13,401	636
BP PLC	345,444	2,412
BP PLC ADR	5,855	244
Britvic PLC	116,802	1,321
BT Group PLC, Cl A	260,754	652
C&C Group	23,621	107
CareTech Holdings PLC	22,562	107
Carnival PLC	29,319	1,298
Cello Health PLC	77,483	111
Central Asia Metals PLC	39,997	109
Centrica PLC	361,195	403
Coca-Cola HBC AG *	37,198	1,407
Computacenter PLC	34,384	583
Craneware PLC	7,808	189
Cranswick PLC	5,921	195
Diageo PLC	43,913	1,891
Evraz	73,306	621
F&C UK Real Estate Investment Ltd	30,456	31
Finsbury Food Group PLC	114,391	97
GlaxoSmithKline PLC	179,800	3,608
Greene King	98,470	774
Greggs PLC	7,203	211
Halfords Group PLC	51,359	147
HSBC Holdings PLC	275,892	2,307
Imperial Brands PLC	76,075	1,788
Inchcape PLC	164,684	1,291
J D Wetherspoon PLC	37,692	685
J Sainsbury PLC	705,208	1,759
Kingfisher PLC	163,234	446
Legal & General Group PLC	454,925	1,560
Lloyds Banking Group PLC	941,808	678
Marks & Spencer Group PLC	107,476	288
Mondi PLC	23,915	545
National Express Group PLC	288,552	1,474
National Grid PLC	6,395	68
Next PLC, Cl A	9,675	680
Paragon Banking Group PLC	19,079	107
Persimmon PLC	13,991	356
QinetiQ Group PLC	414,692	1,475
Reckitt Benckiser Group PLC	3,338	264

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rio Tinto PLC	16,592	$1,031
Royal Mail PLC	104,634	282
ScS Group PLC (B)	36,908	102
Secure Income REIT PLC ‡	25,660	131
Smith & Nephew PLC	19,840	430
Sports Direct International PLC *	37,485	132
SSE PLC	57,685	824
Tate & Lyle PLC	277,585	2,609
Telecom Plus PLC	31,015	557
Tesco PLC	90,373	261
Total Produce PLC	87,508	145
Unilever PLC	15,429	961
Vodafone Group PLC	327,008	538
WH Smith PLC	9,918	249
Wm Morrison Supermarkets PLC	147,385	378

		44,641

United States — 1.0%
Atlantica Yield PLC	31,957	725
Coca-Cola European Partners PLC	42,211	2,385
Hudson Ltd, Cl A *	15,820	218
KLA-Tencor Corp	435	52
QIAGEN NV *	6,839	277

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Taro Pharmaceutical Industries Ltd	2,613	$223

		3,880

Total Common Stock (Cost $311,078) ($ Thousands)		350,122

PREFERRED STOCK — 0.1%

Germany — 0.1%
Bayerische Motoren Werke AG (C)	1,176	73
Henkel AG & Co KGaA (C)	1,721	169

Total Preferred Stock (Cost $249) ($ Thousands)		242

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Government Fund, Cl F
2.140% **†	16,858,193	16,858

Total Cash Equivalent (Cost $16,858) ($ Thousands)		16,858

Total Investments in Securities — 97.9% (Cost $328,185) ($ Thousands)		$367,222

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro Stoxx 50	120	Sep-2019	$ 4,631	$ 4,736	$ 25
FTSE 100 Index	28	Sep-2019	2,598	2,626	(3)
Hang Seng Index	4	Jul-2019	724	730	6
SPI 200 Index	12	Sep-2019	1,354	1,381	1
TOPIX Index	20	Sep-2019	2,863	2,879	3

			$ 12,170	$ 12,352	$ 32

Percentages are based on Net Assets of $375,090 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $5,680 ($ Thousands), representing 1.5% of the Net Assets of the Fund.

(B)	Securities considered illiquid. The total value of such securities as of June 30, 2019 was $1,525 ($ Thousands) and represented 0.4% of the Net Assets of the Fund.
(C)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

FTSE — Financial Times and Stock Exchange

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

SPI — Share Price Index

TOPIX - Tokyo Price Index

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed International Managed Volatility Fund (Continued)

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$350,122	$–	$–	$350,122
Preferred Stock	242	–	–	242
Cash Equivalent	16,858	–	–	16,858

Total Investments in Securities	$367,222	$–	$–	$367,222

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$35	$–	$–	$35
Unrealized Depreciation	(3)	–	–	(3)

Total Other Financial Instruments	$32	$–	$–	$32

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument. For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$6,054	$39,773	$ (28,969)	$—	$—	$16,858	16,858,193	$157	$—

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Real Estate Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Real Estate — 96.7%
Alexandria Real Estate Equities Inc ‡	23,254	$3,281
American Homes 4 Rent, Cl A ‡	77,130	1,875
Americold Realty Trust ‡	29,647	961
AvalonBay Communities Inc ‡	30,790	6,256
Boston Properties Inc ‡	27,960	3,607
Brandywine Realty Trust ‡	72,215	1,034
Brixmor Property Group Inc ‡	73,690	1,318
Camden Property Trust ‡	33,402	3,487
Chesapeake Lodging Trust ‡	50,324	1,430
Columbia Property Trust Inc ‡	73,621	1,527
CoreSite Realty Corp ‡	11,420	1,315
CubeSmart ‡	86,730	2,900
CyrusOne Inc ‡	60,550	3,495
DiamondRock Hospitality Co ‡	59,870	619
Digital Realty Trust Inc, Cl A ‡	6,820	803
Duke Realty Corp ‡	66,076	2,089
Empire State Realty Trust Inc, Cl A ‡	146,640	2,172
Equinix Inc ‡	14,610	7,368
Equity Residential ‡	76,200	5,785
Essex Property Trust Inc ‡	4,950	1,445
Extra Space Storage Inc ‡	22,340	2,370
Federal Realty Investment Trust ‡	9,430	1,214
HCP Inc ‡	141,510	4,525
Healthcare Trust of America Inc, Cl A ‡	59,556	1,634
Highwoods Properties Inc ‡	17,220	711
Host Hotels & Resorts Inc ‡	88,940	1,620
Industrial Logistics Properties Trust ‡	27,923	581
Invitation Homes Inc ‡	110,450	2,952
Iron Mountain Inc ‡	40,620	1,271
JBG SMITH Properties ‡	31,036	1,221
Kilroy Realty Corp ‡	45,080	3,327
Kite Realty Group Trust	26,540	402
Liberty Property Trust ‡	48,089	2,406
Macerich Co/The ‡	38,833	1,301
Mack-Cali Realty Corp ‡	59,295	1,381
Mid-America Apartment Communities Inc ‡	7,795	918
Park Hotels & Resorts Inc ‡	59,090	1,629
Prologis Inc ‡	112,300	8,995
Public Storage ‡	18,760	4,468
Regency Centers Corp ‡	25,580	1,707
Retail Opportunity Investments Corp ‡	63,660	1,091
Retail Properties of America Inc, Cl A ‡	152,620	1,795
Rexford Industrial Realty Inc ‡	9,940	401
Sabra Health Care REIT ‡	78,450	1,545
Simon Property Group Inc ‡	39,050	6,239
Sun Communities Inc ‡	31,810	4,078
Sunstone Hotel Investors Inc ‡	101,220	1,388
Taubman Centers Inc ‡	35,843	1,463
UDR Inc ‡	34,482	1,548
Urban Edge Properties ‡	31,707	549
Ventas Inc ‡	116,820	7,985

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Welltower Inc ‡	9,150	$746
WP Carey Inc ‡	32,655	2,651

Total Common Stock (Cost $104,365) ($ Thousands)		128,879

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
2.140% **†	2,331,935	2,332

Total Cash Equivalent (Cost $2,332) ($ Thousands)		2,332

Total Investments in Securities — 98.5% (Cost $106,697) ($ Thousands)		$131,211

Percentages are based on Net Assets of $133,181 ($ Thousands).
‡	Real Estate Investment Trust.
**	Rate shown is the 7-day effective yield as of June 30, 2019.
†	Investment in affiliated security.

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate investment Trust

As of June 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Real Estate Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 2,582	$ 37,455	$ (37,705)	$ —	$ —	$ 2,332	2,331,935	$ 39	$—
SEI Liquidity Fund, L.P.	668	809	(1,477)	—	—	—	—	1	—

Totals	$ 3,250	$ 38,264	$ (39,182)	$ —	$ —	$ 2,332	2,331,935	$ 40	$ —

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 37.3%

Agency Mortgage-Backed Obligations — 31.9%
FHLMC
10.000%, 03/17/2026	$5	$5
7.500%, 05/01/2031 to 02/01/2038	437	492
7.000%, 05/01/2024 to 03/01/2039	202	226
6.500%, 10/01/2031 to 09/01/2039	270	305
6.000%, 03/01/2020 to 09/01/2038	576	626
5.500%, 06/01/2020 to 08/01/2037	310	335
5.000%, 07/01/2019 to 04/01/2049	18,839	20,197
4.500%, 06/01/2027 to 11/01/2048	23,968	25,279
4.000%, 10/01/2025 to 05/01/2049	67,083	70,330
3.500%, 12/01/2033 to 07/01/2049	136,517	141,201
3.000%, 03/01/2031 to 06/01/2049	56,402	57,136
2.500%, 09/01/2031 to 07/01/2032	4,825	4,864
FHLMC ARM
3.859%, VAR ICE LIBOR USD 12 Month+1.640%, 07/01/2048	2	2
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	219	234
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	72	86
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	375	419
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	1,006	1,153
FHLMC CMO, Ser 2007-3281, Cl AI, IO
4.036%, VAR LIBOR USD 1 Month+6.430%, 02/15/2037	73	13
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	128	143
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	2	2
FHLMC CMO, Ser 2008-3451, Cl SB, IO
3.636%, VAR LIBOR USD 1 Month+6.030%, 05/15/2038	31	3
FHLMC CMO, Ser 2010-3621, Cl SB, IO
3.836%, VAR LIBOR USD 1 Month+6.230%, 01/15/2040	54	8
FHLMC CMO, Ser 2011-3947, Cl SG, IO
3.556%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	743	114
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	2,994	3,050
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	634	646
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	508	44
FHLMC CMO, Ser 2012-4054, Cl SA, IO
3.656%, VAR LIBOR USD 1 Month+6.050%, 08/15/2039	699	112
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	756	65

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2013-4174, Cl SA, IO
3.806%, VAR LIBOR USD 1 Month+6.200%, 05/15/2039	$207	$18
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	344	46
FHLMC CMO, Ser 2013-4203, Cl PS, IO
3.856%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	522	78
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	235	226
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	377	31
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.935%, 02/15/2038 (B)	29	2
FHLMC CMO, Ser 2014-4335, Cl SW, IO
3.606%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	111	18
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.753%, 04/15/2041 (B)	382	21
FHLMC CMO, Ser 2016-353, Cl S1, IO
3.606%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	616	102
FHLMC CMO, Ser 2016-4639, Cl HZ
2.750%, 04/15/2053	1,636	1,700
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	4,002	4,065
FHLMC CMO, Ser 2017-360, Cl 300
3.000%, 11/15/2047	2,098	2,145
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	1,517	1,630
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	4,991	5,072
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	400	414
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	1,847	1,904
FHLMC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	1,100	1,136
FHLMC CMO, Ser 2018-4787, Cl AK
3.000%, 05/15/2048	3,076	3,113
FHLMC CMO, Ser 2018-4796, Cl AK
3.000%, 05/15/2048	3,926	3,973
FHLMC CMO, Ser 2018-4802, Cl A
3.000%, 06/15/2048	3,730	3,775
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	2,157	2,190
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	2,825	2,858
FHLMC CMO, Ser 2018-4846, Cl PF
2.744%, VAR LIBOR USD 1Month+0.350%, 12/15/2048	422	420

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	$759	$793
FHLMC CMO, Ser 2018-4856, Cl FD
2.694%, VAR LIBOR USD 1 Month+0.300%, 08/15/2040	1,309	1,310
FHLMC CMO, Ser 2019-4897, Cl F
2.840%, VAR LIBOR USD 1 Month+0.400%, 07/15/2049	460	460
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1511, Cl A2
3.470%, 03/25/2031	6,300	6,726
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.730%, 07/25/2021 (B)	1,266	34
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.638%, 10/25/2021 (B)	254	8
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.214%, 05/25/2023 (B)	33,310	141
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.743%, 03/25/2027 (B)	4,953	204
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	1,150	1,247
FHLMC Multifamily Structured Pass-Through Certificates, Ser K157, Cl A2
3.990%, 05/25/2033 (B)	3,550	3,989
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/2033 (B)	2,000	2,233
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
1.072%, 08/25/2023 (B)	7,547	239
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	600	608
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A2
2.510%, 12/25/2025	890	897
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q006, Cl APT2
2.490%, 09/25/2026 (B)	4,452	4,649
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	336
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	475	486

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
4.604%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	$292	$297
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
4.054%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	145	146
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
5.004%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	124	125
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
7.054%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	360	389
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.604%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	475	477
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.452%, 10/25/2037 (B)	121	130
FNMA
7.500%, 10/01/2037 to 04/01/2039	156	193
7.000%, 09/01/2026 to 02/01/2039	608	683
6.500%, 05/01/2027 to 05/01/2040	236	266
6.000%, 10/01/2019 to 10/01/2040	2,133	2,395
5.500%, 02/01/2021 to 09/01/2056	4,399	4,864
5.000%, 01/01/2020 to 06/01/2049	50,133	54,378
4.500%, 04/01/2025 to 09/01/2057	112,907	119,340
4.360%, 05/01/2021	925	954
4.350%, 04/01/2021	719	740
4.300%, 04/01/2021	227	234
4.200%, 04/01/2021	642	659
4.000%, 08/01/2020 to 06/01/2057	110,642	115,865
3.796%, 11/25/2017	583	92
3.590%, 12/01/2020	423	428
3.500%, 09/01/2033 to 03/01/2057	73,757	76,037
3.490%, 02/01/2033	1,315	1,405
3.480%, 08/01/2028	2,025	2,176
3.450%, 05/01/2034	2,365	2,499
3.410%, 10/01/2030	802	853
3.350%, 05/01/2029	110	117
3.340%, 07/01/2030	600	636
3.310%, 05/01/2031	100	106
3.300%, 04/01/2029	100	106
3.290%, 10/01/2020 to 09/01/2032	966	1,009
3.260%, 05/01/2029 to 10/01/2030	1,192	1,257
3.240%, 05/01/2029 to 06/01/2029	1,475	1,559
3.190%, 05/01/2029 to 05/01/2030	1,362	1,422
3.160%, 05/01/2029	290	305
3.120%, 06/01/2035	850	878

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.110%, 02/01/2028	$465	$487
3.090%, 05/01/2029	400	419
3.080%, 04/01/2030	490	508
3.070%, 01/01/2029	190	198
3.040%, 04/01/2030	490	507
3.000%, 02/01/2032 to 09/01/2047	35,542	36,136
2.900%, 11/01/2029	500	514
2.820%, 07/01/2027	590	607
2.510%, 08/01/2026	1,277	1,294
2.500%, 10/01/2042	780	778
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.482%, 09/25/2022 (B)	14,327	159
FNMA ACES, Ser 2014-M12, Cl FA
2.742%, VAR ICE LIBOR USD 1 Month+0.300%, 10/25/2021	216	215
FNMA ACES, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (B)	1,700	1,789
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	440	455
FNMA ARM
4.409%, VAR 12 Month Treas Avg+1.952%, 11/01/2035	143	148
4.368%, VAR 12 Month Treas Avg+1.901%, 11/01/2035	531	548
4.282%, VAR 12 Month Treas Avg+1.846%, 10/01/2035	556	573
4.250%, VAR 12 Month Treas Avg+1.801%, 10/01/2035	91	93
3.128%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	1,150	1,179
2.951%, VAR ICE LIBOR USD 12 Month+1.599%, 08/01/2047	835	853
2.747%, VAR ICE LIBOR USD 12 Month+1.578%, 06/01/2045	1,032	1,052
2.665%, VAR ICE LIBOR USD 12 Month+1.586%, 01/01/2046	3,709	3,759
2.614%, VAR ICE LIBOR USD 12 Month+1.584%, 05/01/2045	750	759
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	382	62
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	467	33
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	390	72
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	217	224
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	480	503
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	207	236
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	1,174	212

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2006-112, Cl ST, IO
4.296%, VAR LIBOR USD 1 Month+6.700%, 11/25/2036	$870	$79
FNMA CMO, Ser 2008-22, Cl SI, IO
4.026%, VAR LIBOR USD 1 Month+6.430%, 03/25/2037	940	15
FNMA CMO, Ser 2009-103, Cl MB
4.617%, 12/25/2039 (B)	51	54
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	1,236	1,083
FNMA CMO, Ser 2010-150, Cl SK, IO
4.126%, VAR LIBOR USD 1 Month+6.530%, 01/25/2041	307	58
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,838	2,075
FNMA CMO, Ser 2011-87, Cl SG, IO
4.146%, VAR LIBOR USD 1 Month+6.550%, 04/25/2040	252	31
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	190	6
FNMA CMO, Ser 2011-96, Cl SA, IO
4.146%, VAR LIBOR USD 1 Month+6.550%, 10/25/2041	1,043	178
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	83	6
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	373	24
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	402	32
FNMA CMO, Ser 2012-133, Cl CS, IO
3.746%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	332	59
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	35	38
FNMA CMO, Ser 2012-35, Cl SC, IO
4.096%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	192	33
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,985	2,026
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	256	282
FNMA CMO, Ser 2012-70, Cl YS, IO
4.246%, VAR LIBOR USD 1 Month+6.650%, 02/25/2041	68	7
FNMA CMO, Ser 2012-74, Cl SA, IO
4.246%, VAR LIBOR USD 1 Month+6.650%, 03/25/2042	324	46
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	25	22
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	50	45
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	375	362

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-124, Cl SB, IO
3.546%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	$521	$95
FNMA CMO, Ser 2013-126, Cl CS, IO
3.746%, VAR LIBOR USD 1 Month+6.150%, 09/25/2041	435	58
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	394	375
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,990
FNMA CMO, Ser 2013-54, Cl BS, IO
3.746%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	208	43
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	113	10
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	523	49
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	2,231	2,499
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	287	334
FNMA CMO, Ser 2013-9, Cl SA, IO
3.746%, VAR LIBOR USD 1 Month+6.150%, 03/25/2042	399	54
FNMA CMO, Ser 2014-47, Cl AI, IO
1.835%, 08/25/2044 (B)	230	13
FNMA CMO, Ser 2015-55, Cl IO, IO
1.604%, 08/25/2055 (B)	580	31
FNMA CMO, Ser 2015-56, Cl AS, IO
3.746%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	65	14
FNMA CMO, Ser 2016-60, Cl QS, IO
3.696%, VAR LIBOR USD 1 Month+6.100%, 09/25/2046	358	57
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,179	1,219
FNMA CMO, Ser 2017-76, Cl SB, IO
3.696%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	1,950	356
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	2,075	2,162
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	484	491
FNMA CMO, Ser 2018-38, Cl LA
3.000%, 06/25/2048	3,886	3,914
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	3,707	3,743
FNMA CMO, Ser 2018-45, Cl GA
3.000%, 06/25/2048	8,041	8,101
FNMA CMO, Ser 2018-50, Cl BA
3.000%, 07/25/2048	7,922	7,979
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	2,293	2,374

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-56, Cl CH
3.000%, 08/25/2048	$1,829	$1,847
FNMA CMO, Ser 2018-57, Cl PT
3.000%, 08/25/2048	1,580	1,597
FNMA CMO, Ser 2018-59, Cl DA
3.000%, 08/25/2048	4,032	4,074
FNMA CMO, Ser 2018-79, Cl FA
2.654%, VAR LIBOR USD 1 Month+0.250%, 11/25/2048	2,135	2,122
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	710	711
FNMA CMO, Ser 2019-14, Cl FB
2.886%, VAR LIBOR USD 1 Month+0.400%, 04/25/2059	788	787
FNMA CMO, Ser 2019-18, Cl FH
2.754%, VAR LIBOR USD 1 Month+0.350%, 05/25/2049	1,293	1,291
FNMA CMO, Ser 2019-25, Cl YF
2.854%, VAR LIBOR USD 1 Month+0.450%, 10/25/2046	2,537	2,535
FNMA CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	1,104	1,104
FNMA CMO, Ser 2019-35, Cl MB
3.000%, 07/25/2049	1,383	1,376
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	2,875	3,008
FNMA TBA
5.000%, 07/15/2038	9,170	9,693
4.500%, 07/01/2037	8,350	8,725
4.000%, 07/13/2039	15,910	16,444
3.500%, 07/25/2026 to 07/01/2041	54,275	55,630
3.000%, 07/01/2026 to 07/01/2042	1,465	1,483
FNMA, Ser 141, Cl 1
2.964%, 05/01/2027	1,817	1,889
FNMA, Ser 2014-M8, Cl X2, IO
0.488%, 06/25/2024 (B)	7,717	115
FNMA, Ser 2015-M10, Cl A2
3.092%, 04/25/2027 (B)	544	567
FNMA, Ser M10, Cl A2
3.497%, 07/25/2028 (B)	6,100	6,518
3.300%, 12/25/2037	340	358
FNMA, Ser M12, Cl A1
3.546%, 02/25/2030	2,441	2,621
FNMA, Ser M13, Cl A1
3.820%, 03/25/2030 (B)	1,050	1,145
FNMA, Ser M4, Cl A2
3.610%, 02/25/2031	490	531
FNMA, Ser M5, Cl A2
3.273%, 01/25/2029	930	979
FNMA, Ser M6, Cl A2
3.450%, 01/01/2029	1,030	1,100

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser 2010-K8, Cl B
5.445%, 09/25/2043 (B)(C)	$290	$297
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	11,888	57
FREMF Mortgage Trust, Ser 2014-K503, Cl B
3.159%, 10/25/2047 (B)(C)	795	794
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
4.581%, VAR ICE LIBOR USD 1 Month+2.150%, 01/25/2026 (C)	2,099	2,111
FRESB Mortgage Trust, Ser 2017-SB42, Cl A10F
2.960%, 10/25/2027 (B)	235	241
FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.350%, 04/25/2028 (B)	100	104
GNMA
8.000%, 11/15/2029 to 09/15/2030	45	49
7.500%, 03/15/2029 to 10/15/2037	78	94
7.000%, 09/15/2031	29	35
6.500%, 07/15/2028 to 12/15/2035	1,577	1,781
6.000%, 12/15/2028 to 10/20/2040	2,659	2,985
5.068%, 07/20/2060 (B)	208	213
5.000%, 12/20/2039 to 07/20/2049	45,064	47,473
4.700%, 09/20/2061 (B)	929	963
4.500%, 04/20/2041 to 05/20/2049	46,757	49,064
4.480%, 01/20/2069 (B)	280	284
4.177%, 04/20/2063 (B)	485	495
4.000%, 02/20/2034 to 06/20/2049	43,447	45,254
3.500%, 06/20/2044 to 06/15/2048	42,129	43,582
3.000%, 09/15/2042 to 04/20/2048	33,073	33,849
GNMA CMO, Ser 2007-17, Cl IB, IO
3.867%, VAR LIBOR USD 1 Month+6.250%, 04/20/2037	520	70
GNMA CMO, Ser 2007-51, Cl SG, IO
4.197%, VAR LIBOR USD 1 Month+6.580%, 08/20/2037	68	11
GNMA CMO, Ser 2007-78, Cl SA, IO
4.136%, VAR LIBOR USD 1 Month+6.530%, 12/16/2037	615	114
GNMA CMO, Ser 2009-66, Cl XS, IO
4.406%, VAR LIBOR USD 1 Month+6.800%, 07/16/2039	618	78
GNMA CMO, Ser 2010-31, Cl GS, IO
4.117%, VAR LIBOR USD 1 Month+6.500%, 03/20/2039	31	1
GNMA CMO, Ser 2010-4, Cl NS, IO
3.996%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	4,825	880
GNMA CMO, Ser 2010-85, Cl HS, IO
4.267%, VAR LIBOR USD 1 Month+6.650%, 01/20/2040	52	4

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-H11, Cl FA
3.428%, VAR ICE LIBOR USD 1 Month+1.000%, 06/20/2060	$436	$443
GNMA CMO, Ser 2010-H27, Cl FA
2.847%, VAR ICE LIBOR USD 1 Month+0.380%, 12/20/2060	1,309	1,305
GNMA CMO, Ser 2010-H28, Cl FE
2.867%, VAR ICE LIBOR USD 1 Month+0.400%, 12/20/2060	580	579
GNMA CMO, Ser 2011-H08, Cl FD
2.967%, VAR ICE LIBOR USD 1 Month+0.500%, 02/20/2061	280	280
GNMA CMO, Ser 2011-H08, Cl FG
2.947%, VAR ICE LIBOR USD 1 Month+0.480%, 03/20/2061	657	657
GNMA CMO, Ser 2011-H09, Cl AF
2.967%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	478	478
GNMA CMO, Ser 2012-141, Cl WA
4.528%, 11/16/2041 (B)	373	413
GNMA CMO, Ser 2012-34, Cl SA, IO
3.667%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	529	100
GNMA CMO, Ser 2012-43, Cl SN, IO
4.206%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	96	21
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	398	22
GNMA CMO, Ser 2012-98, Cl SA, IO
3.706%, VAR LIBOR USD 1 Month+6.100%, 08/16/2042	248	41
GNMA CMO, Ser 2012-H25, Cl FA
3.167%, VAR ICE LIBOR USD 1 Month+0.700%, 12/20/2061	66	66
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.753%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	1,449	71
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	261	32
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	466	65
GNMA CMO, Ser 2014-117, Cl SJ, IO
3.217%, VAR LIBOR USD 1 Month+5.600%, 08/20/2044	161	22
GNMA CMO, Ser 2014-5, Cl SP, IO
3.756%, VAR LIBOR USD 1 Month+6.150%, 06/16/2043	342	34
GNMA CMO, Ser 2014-H10, Cl TA
3.067%, VAR ICE LIBOR USD 1 Month+0.600%, 04/20/2064	589	592
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	173	31

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-H10, Cl FC
2.947%, VAR ICE LIBOR USD 1 Month+0.480%, 04/20/2065	$381	$381
GNMA CMO, Ser 2015-H18, Cl FA
2.917%, VAR ICE LIBOR USD 1 Month+0.450%, 06/20/2065	269	269
GNMA CMO, Ser 2015-H20, Cl FA
2.937%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	281	281
GNMA CMO, Ser 2016-135, Cl SB, IO
3.706%, VAR LIBOR USD 1 Month+6.100%, 10/16/2046	323	100
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	1,664	1,693
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.233%, VAR ICE LIBOR USD 12 Month+0.000%, 07/20/2067	864	115
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.579%, VAR ICE LIBOR USD 12 Month+0.000%, 09/20/2067	5,628	519
GNMA CMO, Ser 2017-H20, Cl IB, IO
2.002%, VAR ICE LIBOR USD 12 Month+0.000%, 10/20/2067	395	45
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.253%, VAR ICE LIBOR USD 12 Month+0.000%, 11/20/2067	179	21
GNMA CMO, Ser 2018-H06, Cl PF
2.767%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	617	614
GNMA CMO, Ser 2018-H07, Cl FD
2.767%, VAR ICE LIBOR USD 1 Month+0.300%, 05/20/2068	1,084	1,078
GNMA CMO, Ser 2019-20, Cl JK
3.500%, 02/20/2049	3,997	4,089
GNMA TBA
5.000%, 07/01/2039	1,500	1,568
4.500%, 07/15/2039 to 09/15/2039	7,775	8,099
4.000%, 07/01/2039	7,700	7,982
3.500%, 07/15/2041 to 08/15/2041	34,800	35,948
3.000%, 07/15/2042	4,600	4,701
GNMA, Ser 2012-112, Cl IO, IO
0.278%, 02/16/2053 (B)	934	18
GNMA, Ser 2012-152, Cl IO, IO
0.790%, 01/16/2054 (B)	7,309	379
GNMA, Ser 2012-27, Cl IO, IO
0.951%, 04/16/2053 (B)	1,344	39
GNMA, Ser 2013-145, Cl IO, IO
1.064%, 09/16/2044 (B)	1,131	54
GNMA, Ser 2013-96, Cl IO, IO
0.519%, 10/16/2054 (B)	1,879	47
GNMA, Ser 2014-47, Cl IA, IO
0.126%, 02/16/2048 (B)	235	5

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-50, Cl IO, IO
0.835%, 09/16/2055 (B)	$684	$37
GNMA, Ser 2014-92, Cl IX, IO
0.625%, 05/16/2054 (B)	5,896	159
GNMA, Ser 2015-5, Cl IK, IO
0.666%, 11/16/2054 (B)	6,117	243
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	5,315	5,332
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060	670	679
GNMA, Ser 41, Cl IO, IO
0.793%, 07/16/2058 (B)	1,915	131

		1,320,312

Non-Agency Mortgage-Backed Obligations — 5.4%
1211 Avenue of the Americas Trust, Ser 2015-1211, Cl A1A2
3.901%, 08/10/2035 (C)	805	867
A10 Term Asset Financing, Ser 1A, Cl A1FX
2.340%, 03/15/2036 (C)	81	81
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
3.408%, 02/25/2035 (B)	574	558
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
2.544%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	1,465	1,386
Alternative Loan Trust, Ser 2006-18CB, Cl A6
18.983%, VAR ICE LIBOR USD 1 Month+28.600%, 07/25/2036	236	363
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
4.612%, VAR ICE LIBOR USD 6 Month+2.000%, 02/25/2045	256	261
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
4.560%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/2045	1,854	1,890
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
4.294%, VAR ICE LIBOR USD 6 Month+1.750%, 11/25/2045	1,165	855
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
2.804%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2046	4,208	4,094
Angel Oak Mortgage Trust I, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (B)(C)	637	646
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%, 12/13/2029 (C)	930	939

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038 (B)(C)	$1,790	$1,978
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
6.006%, 08/10/2045 (B)(C)	1,661	1,168
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
4.955%, 12/20/2034 (B)	10	10
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
2.963%, VAR ICE LIBOR USD 1 Month+0.580%, 07/20/2036	604	606
BANK, Ser 2017-BNK5, Cl A3
3.020%, 06/15/2060	500	511
BBCMS Mortgage Trust, Ser 2018-C2, Cl A5
4.314%, 12/15/2051	479	537
BBCMS Trust, Ser CBM, Cl A
3.394%, VAR ICE LIBOR USD 1 Month+1.000%, 07/15/2037 (C)	375	375
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (C)	600	629
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	150	150
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	45	47
BCAP Trust, Ser 2015-RR2, Cl 21A1
4.364%, 03/28/2037 (B)(C)	883	865
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.519%, 05/25/2034 (B)	11	11
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.393%, 05/25/2034 (B)	76	72
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
3.044%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	37	37
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
4.747%, 10/25/2033 (B)	436	446
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (B)	1,021	1,044
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
5.246%, VAR ICE LIBOR USD 1 Month+7.650%, 11/25/2035	3,247	992
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.513%, 06/11/2041 (B)(C)(D)	22	–
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
2.544%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	4,911	4,687

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051 (B)	$349	$369
Benchmark Mortgage Trust, Ser 2019-B9, Cl A4
3.751%, 03/15/2052	258	279
Benchmark Mortgage Trust, Ser 2019-B9, Cl A5
4.016%, 03/15/2052	1,630	1,797
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (C)	424	433
BX Commercial Mortgage Trust, Ser IND, Cl H
5.394%, VAR ICE LIBOR USD 1 Month+3.000%, 11/15/2035 (C)	4,759	4,774
BX Trust, Ser 2017-APPL, Cl A
3.274%, VAR ICE LIBOR USD 1 Month+0.880%, 07/15/2034 (C)	501	501
Cali Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2029	1,280	1,406
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
3.464%, VAR ICE LIBOR USD 1 Month+1.070%, 12/15/2037 (C)	825	828
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2049	197	195
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	310	331
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	474	493
CD Commercial Mortgage Trust, Ser 2017-CD5, Cl XA, IO
1.046%, 08/15/2050 (B)	8,657	463
CD Commercial Mortgage Trust, Ser 2017-CD6, Cl ASB
3.332%, 11/13/2050	1,156	1,203
CD Mortgage Trust, Ser 2017-CD4, Cl A4
3.514%, 05/10/2050 (B)	522	553
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	267	265
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	615	631
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2054	467	502
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	622	658

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	$371	$390
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	262	261
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	494	514
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (C)	660	688
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
4.719%, 02/25/2037 (B)	18	19
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.668%, 02/25/2037 (B)	11	11
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
4.797%, 07/25/2037 (B)	27	28
CHT Mortgage Trust, Ser 2017-CSMO, Cl A
3.324%, VAR ICE LIBOR USD 1 Month+0.930%, 11/15/2036 (C)	490	490
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	895	923
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A2
2.674%, 04/10/2048	850	850
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl AS
3.457%, 04/10/2048	289	301
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.740%, 09/25/2033 (B)	13	13
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	403	–
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.728%, 12/11/2049 (B)(C)	32	–
CityLine Commercial Mortgage Trust, Ser 2016-CLNE, Cl A
2.871%, 11/10/2031 (B)(C)	720	734
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (B)(C)	646	656
COLT Mortgage Loan Trust, Ser 2019-2, Cl A1
3.337%, 05/25/2049 (B)(C)	1,173	1,192
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.858%, 07/10/2046 (B)(C)(D)	13,060	115

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	$97	$97
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	77	78
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	835	894
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	130	138
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	502	534
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.254%, 10/10/2046 (B)	70	73
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	120	125
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (C)	299	301
COMM Mortgage Trust, Ser 2013-CR9, Cl A4
4.374%, 07/10/2045 (B)	977	1,047
COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/2046	315	323
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.172%, 07/15/2047 (B)	2,796	112
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	236	251
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.367%, 03/10/2047 (B)	1,928	83
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	299
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.302%, 02/10/2048 (B)	6,087	311
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	960	1,011
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	480	491
COMM Mortgage Trust, Ser 2016-GCT, Cl A
2.681%, 08/10/2029 (C)	370	372
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	410	424
COMM Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	661	734
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	488	493
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	593
Commercial Mortgage Pass-Through Certificates, Ser CR14, Cl B
4.788%, 02/10/2047 (B)	850	909

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
4.704%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (C)		$2,880	$2,905
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/2034 (C)		1,119	1,145
Core Industrial Trust, Ser 2019-CORE, Cl A
3.274%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (C)		1,200	1,203
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
6.701%, 06/15/2038 (B)		42	23
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039		244	162
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl AM
5.869%, 09/15/2040 (B)		104	78
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033		40	41
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033		46	50
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
4.753%, 10/25/2033 (B)		908	917
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A2
4.675%, 03/12/2020 (D)	GBP	376	454
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A1
3.408%, 03/12/2020 (D)		1,069	1,293
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
3.374%, VAR LIBOR USD 1 Month+0.980%, 05/15/2036 (C)		$905	906
Credit Suisse Mortgage Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (B)		1,509	1,611
CSAIL Commercial Mortgage Trust, Ser 2014-C3, Cl A4
3.718%, 08/15/2048		651	690
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057		508	531
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048		555	580
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048		1,046	1,116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	$202	$210
CSAIL Commercial Mortgage Trust, Ser 2019-C15, Cl A4
4.053%, 03/15/2052	684	751
CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl A3
3.329%, 06/15/2052	548	568
CSMC Trust, Ser 2017-CHOP, Cl G
8.014%, VAR ICE LIBOR USD 1 Month+5.620%, 07/15/2032 (C)	1,000	987
CSMC Trust, Ser 2017-PFHP, Cl A
3.344%, VAR ICE LIBOR USD 1 Month+0.950%, 12/15/2030 (C)	1,190	1,186
CSMC Trust, Ser 2017-RPL3, Cl A1
4.000%, 08/01/2057 (B)(C)	1,062	1,096
CSMC, Ser 2009-2R, Cl 1A14
4.856%, 09/26/2034 (B)(C)	503	517
CSMC, Ser 2009-2R, Cl 1A16
4.856%, 09/26/2034 (B)(C)	397	406
CSMC, Ser 2014-11R, Cl 9A2
2.570%, VAR ICE LIBOR USD 1 Month+0.140%, 10/27/2036 (C)	2,620	2,066
CSMC, Ser 2014-7R, Cl 8A1
3.509%, 07/27/2037 (B)(C)	346	346
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	2,165	2,297
CSMC, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (C)	290	272
CSMC, Ser 2015-5R, Cl 1A1
3.400%, 09/27/2046 (B)(C)	481	485
CSMC, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (B)(C)	8,465	8,469
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	1,175	1,247
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
5.099%, 01/10/2034 (B)(C)	315	333
DBGS Mortgage Trust, Ser 2019-1735, Cl A
3.843%, 04/10/2037 (C)	985	1,058
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	281	290
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	100	103
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
3.190%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	656	623
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (B)(C)	831	836

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (B)(C)	$3,424	$3,456
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
5.404%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	3,976	4,170
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 07/25/2049 (B)(C)	1,415	1,415
GCAT, Ser 2019-NQM1, Cl A1
2.985%, 02/25/2059 (C)	448	449
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	975	987
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	94	94
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	1,310	1,346
GS Mortgage Securities II, Ser GC30, Cl B
4.148%, 05/10/2050 (B)	480	503
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	208	183
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
1.120%, 11/10/2039 (B)(C)	260	2
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	435	445
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	57	57
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (B)	270	296
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	388	408
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047 (B)	680	710
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A5
3.396%, 02/10/2048	233	244
GS Mortgage Securities Trust, Ser 2015-GC34, Cl A4
3.506%, 10/10/2048	2,339	2,467
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	619	632
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/2050	903	941

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2018-SRP5
3.281%, 06/09/2021	$2,900	$2,859
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	5,106	5,275
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	17	17
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.287%, 10/25/2033 (B)	220	229
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	20	20
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	8	9
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
4.696%, 05/19/2034 (B)	912	941
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039 (C)	1,225	1,261
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
2.780%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	16	16
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	1,817	1,974
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.054%, 01/15/2047 (B)	130	141
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.709%, 09/15/2047 (B)	120	122
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	541	569
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	366	367
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	2,581	2,636
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C33, Cl A4
3.770%, 12/15/2048	272	290
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A5
3.694%, 03/15/2050	258	276
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	187	196

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	$575	$627
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl A3
3.944%, 06/15/2051	430	469
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.432%, 06/12/2043 (B)	973	1
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
6.004%, 02/12/2049 (B)	208	148
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.583%, 02/15/2051 (B)	2	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.554%, 08/15/2046 (B)(C)	296	311
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-HSBC, Cl A
3.093%, 07/05/2032 (C)	707	723
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.750%, 07/15/2047 (B)	380	399
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	45	45
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	406	402
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 08/15/2049	600	607
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	1,373	1,443
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	529	550
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/2031 (B)(C)	1,305	1,355
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
3.304%, VAR ICE LIBOR USD 1 Month+0.910%, 06/15/2035 (C)	1,165	1,165
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039 (C)	1,500	1,576
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.700%, 08/25/2034 (B)	79	82

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.625%, 11/25/2033 (B)	$34	$35
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
3.342%, 05/25/2045 (B)(C)	164	164
JPMorgan Mortgage Trust, Ser 2016-5, Cl A1
2.655%, 12/25/2046 (B)(C)	47	47
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1
3.182%, 10/26/2048 (B)(C)	–	–
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (B)(C)	4,343	4,378
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (B)(C)	1,701	1,721
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (B)(C)	5,729	5,793
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.392%, 02/15/2041 (B)(C)	323	–
Lehman XS Trust, Ser 2007-16N, Cl 2A2
3.254%, VAR ICE LIBOR USD 1 Month+0.850%, 09/25/2047	5,011	4,942
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
8.244%, VAR ICE LIBOR USD 1 Month+5.850%, 09/15/2028 (C)	589	595
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (B)(C)	737	736
Madison Avenue Trust, Ser 2013-650M, Cl A
3.843%, 10/12/2032 (C)	245	249
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(C)(D)	5	4
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,384	1,319
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
4.998%, 07/25/2033 (B)	13	13
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
5.125%, 02/25/2034 (B)	42	43
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.765%, 12/12/2049 (B)(C)	44	–
Mesirow Financial Structure, Ser MES-1577
3.000%, 07/01/2049	–	–
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048 (B)(C)	27	17
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (B)	210	134

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049 (B)	$191	$80
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030 (C)	760	767
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	403
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	83
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	138	143
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	266
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	155	166
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AJ
5.399%, 12/15/2043	226	167
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.410%, 02/12/2044 (B)(C)	49	–
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.446%, 12/12/2049 (B)	114	74
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
6.144%, 06/11/2042 (B)	1,714	1,820
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/2029 (C)	590	602
Morgan Stanley Capital I Trust, Ser 2014-MP, Cl A
3.469%, 08/11/2033 (C)	440	451
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.215%, 11/15/2049 (B)	3,415	192
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 08/15/2049	468	471
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 08/15/2049	455	451
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	268	267

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
3.244%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/2034 (C)	$40	$40
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
3.794%, VAR LIBOR USD 1 Month+1.400%, 05/15/2036 (C)	1,720	1,720
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (B)(C)	250	258
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (C)	255	258
NCUA Guaranteed Notes Trust CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	82	82
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057 (B)(C)	1,363	1,418
New Residential Mortgage Loan Trust, Ser 2019-NQM2, Cl A1
3.600%, 04/25/2049 (B)(C)	620	629
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	100	105
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	82	86
OBX Trust, Ser 2018-1, Cl A2
3.054%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (C)	506	503
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059 (B)(C)	917	933
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (B)(C)	1,524	1,562
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	20	22
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)(D)	6	5
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,085	927
Radnor RE, Ser 2018-1, Cl M2
5.104%, VAR ICE LIBOR USD 1 Month+2.700%, 03/25/2028 (C)	7,270	7,288
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	239	252
RBSCF Trust, Ser 2013-GSP, Cl A
3.961%, 01/15/2032 (B)(C)	920	964
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.552%, 12/25/2034 (B)	380	383

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
3.344%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (C)		$330	$330
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055 (B)(C)		2,960	2,713
Seasoned Loans Structured Transaction, Ser 2018-2, Cl A1
3.500%, 11/25/2028		2,523	2,629
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (B)(C)		390	404
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
2.982%, VAR ICE LIBOR USD 3 Month+0.390%, 01/21/2070 (C)		256	255
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
2.594%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/2047		5,467	5,350
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
4.732%, 07/25/2033 (B)		72	74
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
4.532%, 12/25/2033 (B)		20	21
Structured BMOC
3.000%, 07/01/2049		1,000	1,011
Towd Point Mortgage Funding, Ser 2016-V1A, Cl A1
2.004%, VAR ICE LIBOR GBP 3 Month+1.200%, 02/20/2054 (C)	GBP	531	676
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.631%, 12/10/2045 (B)(C)		$670	657
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (B)(C)		548	557
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 04/25/2059 (B)(C)		2,208	2,226
Verus Securitization Trust, Ser 2019-INV1, Cl A1
3.402%, 12/25/2059 (B)(C)		800	809
Visio Trust, Ser 2019-1, Cl A1
3.572%, 06/25/2054 (B)(C)		470	482
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.448%, 11/15/2030 (B)(C)		987	1,003
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)		1,210	1,239
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)		1,335	1,359
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.486%, 10/25/2033 (B)		49	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.220%, 08/25/2033 (B)	$24	$25
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.347%, 09/25/2033 (B)	46	48
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
10.851%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	7	9
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	108	112
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.506%, 06/25/2034 (B)	30	30
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	93	100
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
3.184%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2045	431	456
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
2.664%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	4,653	4,695
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
3.204%, VAR 12 Month Treas Avg+0.700%, 02/25/2047	1,909	1,831
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
3.204%, VAR 12 Month Treas Avg+0.700%, 01/25/2047	1,147	957
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022 (B)(C)	420	432
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/2045 (B)	780	821
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.421%, 07/15/2046 (B)	20	21
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	596
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.338%, 11/15/2059 (B)	5,557	397
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
5.093%, 05/25/2035 (B)	2,215	2,206

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
4.959%, 12/25/2034 (B)	$31	$32
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
4.995%, 06/25/2034 (B)	290	299
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
4.869%, 07/25/2034 (B)	55	57
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
4.994%, 06/25/2035 (B)	32	33
Wells Fargo Mortgage-Backed Securities Trust, Ser 2015-5R, Cl 2A1
4.491%, 03/26/2035 (B)(C)	217	223
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl XA, IO
1.495%, 03/15/2044 (B)(C)	5,693	108
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.518%, 06/15/2045 (B)(C)	625	19
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.335%, 05/15/2045 (B)(C)	891	34
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	110	118
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl XA, IO
1.138%, 01/15/2024	6	–
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	300	314

		222,270

Total Mortgage-Backed Securities (Cost $1,535,944) ($ Thousands)		1,542,582

CORPORATE OBLIGATIONS — 29.6%

Communication Services — 2.4%
America Movil
5.000%, 03/30/2020	250	255
4.375%, 04/22/2049 (E)	358	389
3.625%, 04/22/2029	457	473
AT&T
6.000%, 08/15/2040	1,770	2,104
5.700%, 03/01/2057	202	238
5.450%, 03/01/2047 (E)	245	281
5.375%, 10/15/2041	574	637
5.350%, 12/15/2043	211	232
5.250%, 03/01/2037	2,577	2,892

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.150%, 03/15/2042	$25	$27
5.150%, 02/15/2050 (E)	623	688
4.850%, 03/01/2039	1,090	1,170
4.800%, 06/15/2044	2,870	3,029
4.750%, 05/15/2046	815	861
4.500%, 03/09/2048	608	621
4.350%, 03/01/2029 (E)	528	569
4.350%, 06/15/2045	800	800
4.300%, 02/15/2030	1,266	1,355
3.950%, 01/15/2025	300	317
3.875%, 08/15/2021	70	72
3.800%, 02/15/2027	1,494	1,555
3.550%, 06/01/2024	1,270	1,321
3.400%, 05/15/2025	3,532	3,631
3.000%, 06/30/2022	180	183
CBS
3.700%, 08/15/2024	810	839
3.700%, 06/01/2028	300	306
3.375%, 02/15/2028	700	697
CCO Holdings
5.250%, 09/30/2022	50	51
5.125%, 05/01/2027 (C)	340	352
5.000%, 02/01/2028 (C)	110	112
Charter Communications Operating
6.834%, 10/23/2055	70	83
6.484%, 10/23/2045	660	778
6.384%, 10/23/2035	850	998
5.750%, 04/01/2048	227	251
5.375%, 04/01/2038	723	774
5.375%, 05/01/2047	141	149
5.050%, 03/30/2029 (E)	1,070	1,182
4.908%, 07/23/2025	3,740	4,060
4.464%, 07/23/2022 (E)	333	350
4.200%, 03/15/2028	973	1,011
3.750%, 02/15/2028	1,090	1,098
3.579%, 07/23/2020	400	403
Comcast
7.050%, 03/15/2033	90	126
6.500%, 11/15/2035	480	650
4.950%, 10/15/2058	257	314
4.700%, 10/15/2048	282	330
4.600%, 10/15/2038	4,636	5,308
4.400%, 08/15/2035	1,770	1,971
4.250%, 10/15/2030	700	781
4.200%, 08/15/2034	220	244
4.150%, 10/15/2028	2,996	3,302
4.000%, 03/01/2048	517	547
3.999%, 11/01/2049	199	210
3.969%, 11/01/2047	78	82
3.950%, 10/15/2025	616	665
3.900%, 03/01/2038	540	569
3.700%, 04/15/2024	1,551	1,646

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.450%, 10/01/2021	$854	$879
3.300%, 10/01/2020	1,929	1,955
3.150%, 03/01/2026	160	166
2.350%, 01/15/2027	1,205	1,175
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	222
Comcast Cable Holdings
10.125%, 04/15/2022	45	54
Discovery Communications
5.300%, 05/15/2049	624	671
4.125%, 05/15/2029	476	496
DISH DBS
7.750%, 07/01/2026	130	126
5.875%, 11/15/2024 (E)	700	662
Fox
5.576%, 01/25/2049 (C)	559	684
5.476%, 01/25/2039 (C)	470	555
4.709%, 01/25/2029 (C)(E)	873	977
4.030%, 01/25/2024 (C)	712	757
NBCUniversal Media
5.950%, 04/01/2041	455	598
4.375%, 04/01/2021	270	280
Netflix
5.375%, 02/01/2021	120	124
Sprint
7.875%, 09/15/2023	340	370
7.250%, 09/15/2021 (E)	340	361
Sprint Capital
8.750%, 03/15/2032 (E)	190	220
Sprint Spectrum
4.738%, 03/20/2025 (C)(E)	4,010	4,160
3.360%, 09/20/2021 (C)	2,880	2,881
Telecom Italia
5.303%, 05/30/2024 (C)	200	207
Telefonica Emisiones
5.877%, 07/15/2019	90	90
5.520%, 03/01/2049	307	356
5.462%, 02/16/2021	23	24
5.213%, 03/08/2047	150	165
5.134%, 04/27/2020	662	676
4.103%, 03/08/2027 (E)	630	669
TWDC Enterprises 18 MTN
4.125%, 06/01/2044 (E)	173	197
UPCB Finance IV
5.375%, 01/15/2025 (C)	400	411
Verizon Communications
5.500%, 03/16/2047 (E)	388	487
5.250%, 03/16/2037	1,930	2,309
5.012%, 04/15/2049	169	201
4.862%, 08/21/2046	500	582
4.672%, 03/15/2055	91	103
4.522%, 09/15/2048 (E)	604	677

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 08/10/2033	$620	$698
4.400%, 11/01/2034	3,280	3,636
4.329%, 09/21/2028	2,216	2,456
4.272%, 01/15/2036 (E)	1,924	2,084
4.125%, 08/15/2046	1,051	1,097
4.016%, 12/03/2029 (C)(E)	896	970
3.875%, 02/08/2029 (E)	210	225
3.850%, 11/01/2042	550	562
3.500%, 11/01/2024 (E)	120	126
3.376%, 02/15/2025	218	228
2.625%, 08/15/2026	1,000	994
Viacom
5.850%, 09/01/2043	288	339
4.250%, 09/01/2023 (E)	130	138
3.875%, 04/01/2024	130	135
Vodafone Group
5.250%, 05/30/2048 (E)	740	817
4.875%, 06/19/2049	1,544	1,622
4.375%, 05/30/2028 (E)	1,380	1,492
Walt Disney
6.900%, 08/15/2039 (C)	10	15
6.750%, 01/09/2038 (C)	20	28
6.650%, 11/15/2037 (C)	235	338
6.200%, 12/15/2034 (C)	65	88
6.150%, 03/01/2037 (C)	1,120	1,521
6.150%, 02/15/2041 (C)(E)	15	21
4.950%, 10/15/2045 (C)	329	408

		99,504

Consumer Discretionary — 1.2%
1011778 BC ULC / New Red Finance
4.250%, 05/15/2024 (C)(E)	180	182
Altice France
7.375%, 05/01/2026 (C)	620	636
Amazon.com
5.200%, 12/03/2025	570	666
4.950%, 12/05/2044	500	630
4.050%, 08/22/2047 (E)	380	431
3.875%, 08/22/2037	300	331
3.150%, 08/22/2027 (E)	680	715
2.800%, 08/22/2024 (E)	245	253
BMW US Capital
3.100%, 04/12/2021 (C)	780	789
1.850%, 09/15/2021 (C)	100	99
Cox Communications
4.800%, 02/01/2035 (C)	625	633
3.250%, 12/15/2022 (C)	540	551
Daimler Finance North America
3.350%, 05/04/2021 (C)	1,415	1,435
2.300%, 01/06/2020 (C)	1,520	1,518
Fiat Chrysler Automobiles
4.500%, 04/15/2020	200	202

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ford Motor
5.291%, 12/08/2046	$99	$92
4.750%, 01/15/2043	1,495	1,305
Ford Motor Credit
8.125%, 01/15/2020	1,450	1,491
5.596%, 01/07/2022 (E)	3,740	3,959
5.113%, 05/03/2029	353	360
4.250%, 09/20/2022 (E)	1,000	1,026
3.815%, 11/02/2027 (E)	651	622
3.813%, 10/12/2021	190	193
3.810%, 01/09/2024	300	300
3.484%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	1,040	1,024
3.339%, 03/28/2022	1,035	1,039
2.343%, 11/02/2020	2,770	2,751
General Motors
6.600%, 04/01/2036	670	742
6.250%, 10/02/2043	260	277
5.950%, 04/01/2049 (E)	978	1,025
5.150%, 04/01/2038 (E)	240	236
4.875%, 10/02/2023	1,995	2,116
3.365%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	1,000	1,001
General Motors Financial
4.375%, 09/25/2021	180	186
4.350%, 01/17/2027	110	112
4.250%, 05/15/2023	110	114
4.150%, 06/19/2023	83	85
3.450%, 04/10/2022 (E)	120	122
3.200%, 07/13/2020	118	118
2.450%, 11/06/2020	210	209
Hanesbrands
4.875%, 05/15/2026 (C)(E)	210	218
4.625%, 05/15/2024 (C)	30	31
Hilton Domestic Operating
5.125%, 05/01/2026 (E)	100	104
Hilton Worldwide Finance
4.875%, 04/01/2027	370	382
4.625%, 04/01/2025	20	21
Home Depot
4.500%, 12/06/2048	509	601
4.250%, 04/01/2046	48	54
3.750%, 02/15/2024 (E)	66	71
Kohl’s
5.550%, 07/17/2045	910	912
Lennar
5.000%, 06/15/2027	30	31
4.750%, 11/29/2027	460	484
4.500%, 04/30/2024	170	179
Lowe’s
3.650%, 04/05/2029	2,419	2,526

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
McDonald’s MTN
4.875%, 12/09/2045	$260	$298
4.450%, 03/01/2047	240	263
4.450%, 09/01/2048	276	303
3.800%, 04/01/2028 (E)	1,355	1,455
3.700%, 01/30/2026 (E)	140	149
3.500%, 03/01/2027 (E)	400	420
NCL
4.750%, 12/15/2021 (C)	32	32
Newell Brands
4.200%, 04/01/2026	360	358
3.850%, 04/01/2023 (E)	420	426
NVR
3.950%, 09/15/2022	700	727
Prosus Nv
4.850%, 07/06/2027 (C)(E)	550	588
QVC
5.950%, 03/15/2043	30	29
4.375%, 03/15/2023	645	654
Sands China
5.400%, 08/08/2028 (E)	320	347
5.125%, 08/08/2025 (E)	650	697
4.600%, 08/08/2023 (E)	610	641
Sky PLC
3.750%, 09/16/2024 (C)	1,090	1,158
Starbucks
4.500%, 11/15/2048	374	411
4.450%, 08/15/2049	530	580
3.800%, 08/15/2025	36	38
3.750%, 12/01/2047	119	117
Time Warner Cable
7.300%, 07/01/2038	530	643
6.550%, 05/01/2037	379	438
5.875%, 11/15/2040	130	141
5.500%, 09/01/2041	1,044	1,095
5.000%, 02/01/2020	320	324
Time Warner Entertainment
8.375%, 07/15/2033	270	364
TJX
2.250%, 09/15/2026 (E)	120	118
Toll Brothers Finance
4.375%, 04/15/2023	120	124
Toyota Motor Credit MTN
2.600%, 01/11/2022	1,205	1,218
VOC Escrow
5.000%, 02/15/2028 (C)	380	385
Warner Media
3.550%, 06/01/2024	480	497

		50,228

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 2.4%
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	$650	$663
Altria Group
9.250%, 08/06/2019	2,370	2,385
6.200%, 02/14/2059 (E)	190	217
5.950%, 02/14/2049	669	764
5.800%, 02/14/2039	630	708
4.800%, 02/14/2029	1,282	1,379
4.750%, 05/05/2021	200	208
4.400%, 02/14/2026 (E)	2,801	2,997
3.800%, 02/14/2024 (E)	390	407
3.490%, 02/14/2022 (E)	260	267
2.850%, 08/09/2022 (E)	190	192
Anheuser-Busch
4.900%, 02/01/2046	5,560	6,191
4.700%, 02/01/2036	345	378
3.650%, 02/01/2026	1,844	1,939
Anheuser-Busch InBev Finance
3.300%, 02/01/2023 (E)	740	764
2.650%, 02/01/2021	274	275
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	1,060	1,329
5.550%, 01/23/2049	1,461	1,790
5.450%, 01/23/2039	1,450	1,726
4.900%, 01/23/2031	605	698
4.750%, 01/23/2029	1,860	2,112
4.600%, 04/15/2048	940	1,006
4.150%, 01/23/2025	2,584	2,799
4.000%, 04/13/2028 (E)	680	734
3.750%, 07/15/2042	230	219
2.500%, 07/15/2022	630	635
Bacardi
4.700%, 05/15/2028 (C)	1,190	1,273
BAT Capital
4.540%, 08/15/2047 (E)	1,825	1,693
4.390%, 08/15/2037 (E)	71	67
3.557%, 08/15/2027 (E)	3,550	3,531
3.222%, 08/15/2024	705	710
2.764%, 08/15/2022	164	164
2.297%, 08/14/2020	648	647
Campbell Soup
3.300%, 03/15/2021	625	633
2.910%, VAR ICE LIBOR USD 3 Month+0.500%, 03/16/2020	1,000	1,001
Conagra Brands
5.300%, 11/01/2038	325	352
Constellation Brands
4.400%, 11/15/2025	467	509
4.250%, 05/01/2023	650	692
3.700%, 12/06/2026	289	302
3.600%, 02/15/2028	541	559

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 05/09/2027	$245	$251
3.200%, 02/15/2023	171	175
Costco Wholesale
3.000%, 05/18/2027 (E)	1,449	1,499
2.750%, 05/18/2024	1,065	1,093
Cott Holdings
5.500%, 04/01/2025 (C)	220	224
Danone
2.947%, 11/02/2026 (C)	2,902	2,896
2.589%, 11/02/2023 (C)	1,645	1,653
2.077%, 11/02/2021 (C)	230	229
Diageo Capital PLC
4.828%, 07/15/2020	1,450	1,487
Diageo Investment
2.875%, 05/11/2022	580	590
General Mills
4.700%, 04/17/2048 (E)	525	566
Keurig Dr Pepper
4.417%, 05/25/2025	280	300
Kraft Heinz Foods
6.500%, 02/09/2040	265	310
5.375%, 02/10/2020	331	337
5.200%, 07/15/2045 (E)	570	598
5.000%, 07/15/2035 (E)	30	32
5.000%, 06/04/2042	35	36
4.875%, 02/15/2025 (C)	1,761	1,816
4.625%, 01/30/2029 (E)	1,485	1,598
4.375%, 06/01/2046	1,191	1,132
4.000%, 06/15/2023 (E)	30	31
3.950%, 07/15/2025	1,030	1,072
3.500%, 07/15/2022 (E)	425	435
3.000%, 06/01/2026 (E)	693	674
2.800%, 07/02/2020	1,031	1,032
Kroger
5.400%, 01/15/2049	1,185	1,313
Lamb Weston Holdings
4.625%, 11/01/2024 (C)(E)	70	72
Land O’ Lakes
6.000%, 11/15/2022 (C)(E)	1,020	1,066
Mars
4.125%, 04/01/2054 (C)	437	471
3.200%, 04/01/2030 (C)(E)	1,115	1,159
2.700%, 04/01/2025 (C)	370	377
Molson Coors Brewing
3.500%, 05/01/2022 (E)	100	103
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (C)	2,970	2,943
Nestle Holdings
4.000%, 09/24/2048 (C)	309	343
3.900%, 09/24/2038 (C)	414	451
3.500%, 09/24/2025 (C)	1,226	1,302

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.350%, 09/24/2023 (C)(E)	$952	$992
3.100%, 09/24/2021 (C)	396	404
PepsiCo
4.250%, 10/22/2044	100	115
4.000%, 03/05/2042	160	174
3.100%, 07/17/2022	59	61
3.000%, 08/25/2021	31	31
Pernod Ricard
4.450%, 01/15/2022 (C)	550	575
Philip Morris International
4.500%, 03/20/2042	130	140
2.900%, 11/15/2021	370	376
2.875%, 05/01/2024	2,020	2,050
2.500%, 08/22/2022	590	592
2.500%, 11/02/2022	680	683
2.000%, 02/21/2020	685	683
1.875%, 11/01/2019	560	559
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	1,860	1,874
Reynolds American
8.125%, 05/01/2040	570	741
5.850%, 08/15/2045	1,441	1,552
3.250%, 06/12/2020	216	217
Spectrum Brands
5.750%, 07/15/2025	130	135
Sysco
3.550%, 03/15/2025	1,055	1,106
Tyson Foods
4.000%, 03/01/2026	540	574
Walgreens Boots Alliance
4.800%, 11/18/2044	1,100	1,105
3.450%, 06/01/2026 (E)	2,070	2,090
3.300%, 11/18/2021	912	930
Walmart
4.050%, 06/29/2048	174	199
3.950%, 06/28/2038	783	872
3.700%, 06/26/2028	3,155	3,443
3.550%, 06/26/2025	892	953
3.400%, 06/26/2023 (E)	223	235
3.300%, 04/22/2024	60	63
3.250%, 07/08/2029	919	969
3.050%, 07/08/2026	610	639
Wm Wrigley Jr
2.900%, 10/21/2019 (C)	670	671

		100,384

Energy — 3.5%
Anadarko Finance, Ser B
7.500%, 05/01/2031	1,048	1,390
Anadarko Petroleum
6.600%, 03/15/2046	541	705
6.450%, 09/15/2036 (E)	280	344

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.550%, 03/15/2026	$220	$247
4.850%, 03/15/2021	535	554
4.500%, 07/15/2044	525	538
Andeavor Logistics
5.200%, 12/01/2047	489	518
3.500%, 12/01/2022	394	403
Antero Resources
5.375%, 11/01/2021	200	198
Apache
5.250%, 02/01/2042	50	51
5.100%, 09/01/2040	285	288
4.750%, 04/15/2043 (E)	300	293
4.375%, 10/15/2028 (E)	310	324
4.250%, 01/15/2044	890	805
3.250%, 04/15/2022	86	87
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	1,485	1,535
Blue Racer Midstream
6.125%, 11/15/2022 (C)	230	233
BP Capital Markets America
3.937%, 09/21/2028	2,120	2,309
3.796%, 09/21/2025	1,032	1,101
3.410%, 02/11/2026	2,048	2,146
3.245%, 05/06/2022 (E)	250	258
3.216%, 11/28/2023	2,565	2,646
3.119%, 05/04/2026	230	234
BP Capital Markets PLC
3.994%, 09/26/2023	95	101
3.561%, 11/01/2021	50	52
3.535%, 11/04/2024 (E)	100	105
3.506%, 03/17/2025 (E)	520	547
Canadian Natural Resources
6.450%, 06/30/2033	50	61
3.850%, 06/01/2027 (E)	462	480
Cenovus Energy
4.250%, 04/15/2027 (E)	1,260	1,305
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027 (E)	200	217
Chesapeake Energy
8.000%, 06/15/2027 (E)	40	35
6.625%, 08/15/2020	50	50
6.125%, 02/15/2021	120	122
Chevron
3.191%, 06/24/2023	22	23
2.954%, 05/16/2026	680	702
2.895%, 03/03/2024	2,055	2,123
2.355%, 12/05/2022	15	15
Cimarex Energy
4.375%, 06/01/2024	799	846
4.375%, 03/15/2029	1,008	1,072
3.900%, 05/15/2027 (E)	400	411

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CNOOC Finance 2015 USA
4.375%, 05/02/2028	$360	$391
CNOOC Nexen Finance
4.250%, 04/30/2024	200	212
3.500%, 05/05/2025	2,210	2,277
Concho Resources
4.375%, 01/15/2025	170	177
4.300%, 08/15/2028	610	657
3.750%, 10/01/2027	430	445
Conoco Funding
7.250%, 10/15/2031	180	253
ConocoPhillips
5.900%, 10/15/2032	10	13
5.900%, 05/15/2038	420	553
4.150%, 11/15/2034	280	301
Continental Resources
4.500%, 04/15/2023	250	263
4.375%, 01/15/2028 (E)	310	326
3.800%, 06/01/2024 (E)	250	257
Devon Energy
5.850%, 12/15/2025	990	1,173
5.600%, 07/15/2041	1,052	1,249
5.000%, 06/15/2045	902	1,035
4.750%, 05/15/2042	37	40
3.250%, 05/15/2022 (E)	407	415
Devon Financing LLC
7.875%, 09/30/2031	660	912
Diamondback Energy
5.375%, 05/31/2025 (E)	110	116
Ecopetrol
5.875%, 05/28/2045	2,708	2,995
4.125%, 01/16/2025	203	210
Enbridge
2.900%, 07/15/2022	731	742
Encana
6.625%, 08/15/2037	319	396
6.500%, 02/01/2038	352	431
Energy Transfer Operating
8.250%, 11/15/2029	1,990	2,572
6.500%, 02/01/2042	45	53
6.250%, 04/15/2049	573	679
6.125%, 12/15/2045	172	195
5.875%, 01/15/2024	1,013	1,127
5.500%, 06/01/2027	720	805
5.250%, 04/15/2029	1,567	1,751
5.150%, 03/15/2045 (E)	14	14
4.950%, 06/15/2028	110	120
4.500%, 04/15/2024 (E)	1,025	1,091
Energy Transfer Partners
4.500%, 11/01/2023	690	729
Eni
4.000%, 09/12/2023 (C)(E)	1,940	2,021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating
5.700%, 02/15/2042	$40	$48
4.200%, 01/31/2050	2,033	2,079
4.150%, 10/16/2028	730	795
3.125%, 07/31/2029	1,141	1,143
EOG Resources
4.150%, 01/15/2026	320	348
EQM Midstream Partners
5.500%, 07/15/2028	80	84
Equinor
3.700%, 03/01/2024	565	601
Exxon Mobil
4.114%, 03/01/2046 (E)	533	613
3.043%, 03/01/2026	660	684
2.397%, 03/06/2022 (E)	100	101
Halliburton
5.000%, 11/15/2045	80	87
4.850%, 11/15/2035	60	64
3.800%, 11/15/2025 (E)	730	765
3.500%, 08/01/2023	50	52
Hess
6.000%, 01/15/2040	880	964
5.800%, 04/01/2047	1,262	1,401
4.300%, 04/01/2027	109	113
KazMunayGas National JSC
5.750%, 04/19/2047 (C)	340	385
5.375%, 04/24/2030 (C)	760	841
Kerr-McGee
7.875%, 09/15/2031	610	835
6.950%, 07/01/2024	298	349
Kinder Morgan
5.550%, 06/01/2045	468	542
5.300%, 12/01/2034	500	565
5.200%, 03/01/2048	775	875
5.000%, 02/15/2021 (C)	1,049	1,088
4.300%, 06/01/2025 (E)	150	160
4.300%, 03/01/2028	1,150	1,233
3.150%, 01/15/2023	193	196
Kinder Morgan Energy Partners
7.300%, 08/15/2033	54	71
5.500%, 03/01/2044	614	694
3.500%, 03/01/2021	190	193
Kinder Morgan Energy Partners MTN
6.950%, 01/15/2038	171	219
Marathon Oil
6.600%, 10/01/2037	90	111
5.200%, 06/01/2045	359	400
4.400%, 07/15/2027 (E)	359	381
Marathon Petroleum
4.750%, 09/15/2044	372	384
MPLX
5.500%, 02/15/2049	849	964

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.875%, 12/01/2024	$320	$348
4.800%, 02/15/2029 (E)	330	364
4.700%, 04/15/2048	1,079	1,105
4.500%, 04/15/2038 (E)	520	525
4.125%, 03/01/2027	413	432
4.000%, 03/15/2028	440	456
National Oilwell Varco
2.600%, 12/01/2022	1,025	1,024
Noble Energy
5.250%, 11/15/2043	260	280
5.050%, 11/15/2044	513	546
4.950%, 08/15/2047	240	255
4.150%, 12/15/2021	920	949
3.850%, 01/15/2028	450	459
Northwest Pipeline
4.000%, 04/01/2027	219	229
Oasis Petroleum
6.875%, 03/15/2022	60	60
6.875%, 01/15/2023 (E)	20	20
Occidental Petroleum
4.625%, 06/15/2045 (E)	280	299
4.400%, 04/15/2046	140	145
4.200%, 03/15/2048	170	172
4.100%, 02/15/2047	580	573
3.500%, 06/15/2025	45	46
3.400%, 04/15/2026 (E)	270	275
3.125%, 02/15/2022	330	335
3.000%, 02/15/2027 (E)	350	346
2.700%, 02/15/2023 (E)	129	130
Pertamina Persero
6.000%, 05/03/2042 (C)(E)	300	344
Petrobras Global Finance BV
7.375%, 01/17/2027	310	354
6.900%, 03/19/2049	1,550	1,651
6.850%, 06/05/2115	820	849
6.250%, 03/17/2024	1,394	1,525
6.125%, 01/17/2022	45	48
5.750%, 02/01/2029	300	313
5.299%, 01/27/2025	1,278	1,356
Petroleos del Peru
4.750%, 06/19/2032 (C)	1,220	1,334
Petroleos Mexicanos
6.625%, 06/15/2035	767	709
6.500%, 03/13/2027 (E)	1,165	1,150
6.500%, 01/23/2029 (C)(E)	2,440	2,361
6.375%, 01/23/2045	990	851
6.350%, 02/12/2048 (C)	1,305	1,120
5.625%, 01/23/2046 (E)	480	387
5.500%, 06/27/2044	120	96
5.350%, 02/12/2028 (C)	585	533
4.875%, 01/18/2024 (E)	32	31
2.460%, 12/15/2025	1,199	1,212

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.378%, 04/15/2025	$609	$614
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	122
6.750%, 09/21/2047	1,800	1,603
4.625%, 09/21/2023	675	663
Plains All American Pipeline
4.650%, 10/15/2025	1,485	1,584
2.850%, 01/31/2023	250	249
QEP Resources
6.875%, 03/01/2021	130	134
Range Resources
5.875%, 07/01/2022	10	10
5.000%, 03/15/2023 (E)	340	321
4.875%, 05/15/2025 (E)	70	61
Rockies Express Pipeline
6.875%, 04/15/2040 (C)	830	926
4.950%, 07/15/2029 (C)	2,235	2,315
Ruby Pipeline
6.000%, 04/01/2022 (C)(E)	1,379	1,407
Sabine Pass Liquefaction
5.750%, 05/15/2024	1,485	1,651
5.625%, 03/01/2025	1,200	1,344
5.000%, 03/15/2027	690	757
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (C)	884	897
2.875%, 04/16/2024 (C)	970	976
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	1,018	1,026
Schlumberger Holdings
4.000%, 12/21/2025 (C)(E)	777	822
3.900%, 05/17/2028 (C)	685	713
3.000%, 12/21/2020 (C)	2,010	2,027
Schlumberger Investment
3.650%, 12/01/2023	61	64
3.300%, 09/14/2021 (C)	47	48
Shell International Finance BV
4.550%, 08/12/2043	280	328
4.375%, 03/25/2020	830	843
4.375%, 05/11/2045	795	915
4.125%, 05/11/2035 (E)	1,761	1,958
4.000%, 05/10/2046	180	198
3.250%, 05/11/2025	730	766
2.875%, 05/10/2026	900	920
2.125%, 05/11/2020	56	56
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	1,240	1,326
Southern Natural Gas LLC
8.000%, 03/01/2032	170	238
Spectra Energy Partners
5.950%, 09/25/2043	30	37
3.500%, 03/15/2025	815	837

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	$812	$862
5.300%, 04/01/2044	440	453
3.900%, 07/15/2026	750	766
Targa Resources Partners
6.875%, 01/15/2029 (C)	220	244
6.500%, 07/15/2027 (C)	170	185
5.875%, 04/15/2026 (C)	150	159
4.250%, 11/15/2023	140	140
TC PipeLines
3.900%, 05/25/2027	2,400	2,443
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,143	2,902
TransCanada PipeLines
4.625%, 03/01/2034	1,185	1,315
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	1,070	1,366
Western Midstream Operating
5.500%, 08/15/2048	413	392
5.375%, 06/01/2021	25	26
5.300%, 03/01/2048	162	150
4.650%, 07/01/2026	40	41
4.000%, 07/01/2022	35	35
Whiting Petroleum
5.750%, 03/15/2021 (E)	220	222
Williams
7.875%, 09/01/2021	735	815
7.750%, 06/15/2031	841	1,109
7.500%, 01/15/2031	100	129
5.750%, 06/24/2044	258	301
5.400%, 03/04/2044	84	93
5.250%, 03/15/2020	230	234
4.500%, 11/15/2023	45	48
3.900%, 01/15/2025	999	1,048
3.750%, 06/15/2027	124	128
3.600%, 03/15/2022	600	616
WPX Energy
8.250%, 08/01/2023	50	57
6.000%, 01/15/2022	10	10

		143,540

Financials — 9.0%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	360	385
Ally Financial
7.500%, 09/15/2020	526	554
Ambac Assurance
5.100%, 06/07/2020 (C)	8	12
Ambac LSNI
7.319%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (C)	36	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express
3.700%, 08/03/2023 (E)	$381	$400
3.400%, 02/27/2023	414	428
3.125%, 05/20/2026	1,129	1,159
2.750%, 05/20/2022	1,129	1,143
2.500%, 08/01/2022	1,825	1,837
American Express Credit MTN
2.375%, 05/26/2020	554	554
2.250%, 08/15/2019	190	190
American International Group
6.250%, 05/01/2036	100	125
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	1,220	1,250
4.750%, 04/01/2048	130	143
4.500%, 07/16/2044	290	307
4.375%, 01/15/2055	265	267
4.250%, 03/15/2029	345	371
4.200%, 04/01/2028	656	701
4.125%, 02/15/2024	107	113
3.900%, 04/01/2026	850	890
3.875%, 01/15/2035	30	30
Aon
6.250%, 09/30/2040	19	24
3.750%, 05/02/2029	414	431
3.500%, 06/14/2024	65	68
Apollo Management Holdings
5.000%, 03/15/2048 (C)	885	931
4.400%, 05/27/2026 (C)	530	555
Athene Global Funding
3.000%, 07/01/2022 (C)	380	385
Athene Holding
4.125%, 01/12/2028	820	827
AXA Equitable Holdings
3.900%, 04/20/2023	770	802
Banco Santander
4.379%, 04/12/2028	1,000	1,064
3.848%, 04/12/2023	600	623
3.800%, 02/23/2028	400	409
3.724%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	398
3.306%, 06/27/2029	400	403
2.706%, 06/27/2024	2,000	2,004
Bank of America
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 03/05/2168	510	555
6.100%, VAR ICE LIBOR USD 3 Month+3.898%, 09/17/2167	210	227
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049 (E)	570	601
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	5,195	5,346
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	5,660	5,764

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America MTN
5.000%, 01/21/2044	$1,010	$1,231
4.450%, 03/03/2026	847	914
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050 (E)	875	976
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	1,870	2,042
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	558	608
4.200%, 08/26/2024 (E)	1,530	1,626
4.125%, 01/22/2024	290	310
4.100%, 07/24/2023 (E)	340	363
4.000%, 04/01/2024	1,309	1,395
4.000%, 01/22/2025	1,963	2,065
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	1,900	2,037
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	1,751	1,839
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	524	555
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	810	851
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	2,464	2,569
3.559%, VAR ICE LIBOR USD 3 Month+1.060%, 04/23/2027	1,079	1,126
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	860	892
3.500%, 04/19/2026	780	817
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	775	790
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/2025	2,713	2,816
3.300%, 01/11/2023 (E)	1,995	2,056
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	1,352	1,372
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	5,323	5,454
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	1,537	1,535
2.250%, 04/21/2020	100	100
Bank of New York Mellon
3.550%, 09/23/2021	34	35
3.400%, 05/15/2024	1,945	2,033
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	40
3.250%, 09/11/2024	100	104
2.661%, VAR ICE LIBOR USD 3 Month+0.634%, 05/16/2023	685	691
2.500%, 04/15/2021	327	329
Bank of Nova Scotia
3.125%, 04/20/2021	1,590	1,615
1.850%, 04/14/2020	160	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	$1,360	$1,391
3.932%, VAR ICE LIBOR USD 3 Month+1.610%, 05/07/2025 (E)	1,107	1,127
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	1,150	1,227
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	973	1,005
BB&T
5.250%, 11/01/2019	200	202
BB&T MTN
3.875%, 03/19/2029	1,789	1,916
3.050%, 06/20/2022	1,195	1,221
Berkshire Hathaway
3.750%, 08/15/2021	500	517
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,000	1,124
4.250%, 01/15/2049	870	979
4.200%, 08/15/2048	2,100	2,349
BGC Partners
5.375%, 07/24/2023	355	372
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (C)(E)	900	1,031
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (C)	1,970	2,114
4.625%, 03/13/2027 (C)	200	213
4.400%, 08/14/2028 (C)	1,447	1,568
3.375%, 01/09/2025 (C)	290	295
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr+1.483%, 03/01/2033 (C)	600	618
3.500%, 03/01/2023 (C)	464	477
Boeing Capital
4.700%, 10/27/2019	490	493
BPCE
5.150%, 07/21/2024 (C)	410	444
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	1,330	1,392
3.100%, 04/02/2024	1,908	1,951
Cantor Fitzgerald
4.875%, 05/01/2024 (C)	565	583
Capital One Financial
3.300%, 10/30/2024	527	541
Charles Schwab
3.250%, 05/22/2029	1,655	1,710
Chubb INA Holdings
3.350%, 05/03/2026	200	210
3.150%, 03/15/2025	74	77
2.875%, 11/03/2022	39	40
2.300%, 11/03/2020	210	210

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CIT Group
5.250%, 03/07/2025	$140	$154
4.750%, 02/16/2024	370	393
Citibank
3.123%, VAR ICE LIBOR USD 3 Month+0.600%, 05/20/2022	2,405	2,408
2.844%, VAR ICE LIBOR USD 3 Month+0.596%, 05/20/2022	2,063	2,079
2.100%, 06/12/2020	1,605	1,602
Citigroup
8.125%, 07/15/2039	1,414	2,262
6.675%, 09/13/2043	70	97
6.625%, 06/15/2032 (E)	100	129
6.300%, VAR ICE LIBOR USD 3 Month+3.423%, 11/15/2167	520	540
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	1,250	1,306
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 07/30/2167	360	373
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/31/2049	140	145
5.500%, 09/13/2025 (E)	950	1,076
5.350%, VAR ICE LIBOR USD 3 Month+3.466%, 05/29/2049	390	393
5.300%, 05/06/2044	225	268
4.750%, 05/18/2046	100	113
4.650%, 07/30/2045	903	1,040
4.650%, 07/23/2048	1,235	1,437
4.500%, 01/14/2022	380	400
4.450%, 09/29/2027	1,815	1,956
4.400%, 06/10/2025	1,080	1,153
4.300%, 11/20/2026	240	255
4.125%, 07/25/2028	210	222
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	81	87
4.050%, 07/30/2022	70	73
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	3,393	3,624
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	59	61
3.700%, 01/12/2026	1,500	1,579
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	1,069	1,116
3.500%, 05/15/2023	630	650
3.400%, 05/01/2026	260	269
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	3,519	3,635
3.300%, 04/27/2025 (E)	120	124
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	1,935	1,968
CME Group
3.000%, 03/15/2025	51	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	$10	$10
3.900%, 07/12/2047 (C)	210	227
Compass Bank
3.875%, 04/10/2025	430	445
Cooperatieve Rabobank UA
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2167 (C)	920	920
5.250%, 08/04/2045	310	375
4.625%, 12/01/2023	1,630	1,746
4.375%, 08/04/2025	2,150	2,282
Cooperatieve Rabobank UA MTN
4.750%, 01/15/2020 (C)	730	739
3.875%, 02/08/2022	30	31
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 04/13/2168 (C)	1,260	1,264
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Yr Curr+1.644%, 01/10/2033 (C)	500	506
Credit Suisse Group
4.282%, 01/09/2028 (C)	1,301	1,373
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	1,085	1,139
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (C)	688	709
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045 (E)	1,050	1,226
Danske Bank
5.375%, 01/12/2024 (C)	1,022	1,105
5.000%, 01/12/2022 (C)(E)	990	1,035
3.875%, 09/12/2023 (C)	978	997
Danske Bank MTN
4.375%, 06/12/2028 (C)	200	205
Discover Bank
4.650%, 09/13/2028	875	957
Enstar Group
4.950%, 06/01/2029	452	457
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,021	1,302
7.050%, 07/15/2028 (C)	1,000	1,200
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	1,650	1,888
Fifth Third Bancorp
3.650%, 01/25/2024	1,000	1,051
Fifth Third Bank
3.950%, 07/28/2025	339	366
2.875%, 10/01/2021	730	739
First Union Capital II
7.950%, 11/15/2029	295	398

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 12/03/2167	$10	$8
Goldman Sachs Group
6.750%, 10/01/2037	30	39
6.250%, 02/01/2041	1,050	1,408
5.750%, 01/24/2022	110	119
5.250%, 07/27/2021	740	782
5.150%, 05/22/2045 (E)	960	1,099
4.750%, 10/21/2045	920	1,058
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	270	292
4.250%, 10/21/2025 (E)	1,120	1,188
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	1,885	2,022
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	4,320	4,515
3.750%, 02/25/2026	560	585
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	1,380	1,425
3.500%, 11/16/2026	900	922
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	4,450	4,554
3.200%, 02/23/2023	470	481
2.750%, 09/15/2020	35	35
Goldman Sachs Group MTN
6.000%, 06/15/2020	1,050	1,085
5.375%, 03/15/2020	2,530	2,582
4.332%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/2027	1,470	1,500
4.000%, 03/03/2024 (E)	1,090	1,157
3.850%, 07/08/2024 (E)	951	998
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	880	888
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	935	926
HSBC Bank PLC
7.650%, 05/01/2025	340	407
4.750%, 01/19/2021 (C)	1,760	1,825
4.125%, 08/12/2020 (C)	100	102
HSBC Bank USA
7.000%, 01/15/2039	275	388
HSBC Bank USA NY
5.875%, 11/01/2034	610	767
HSBC Holdings
4.875%, 01/14/2022	100	106
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	3,345	3,658
4.375%, 11/23/2026	345	364
4.300%, 03/08/2026	1,710	1,837
4.250%, 03/14/2024	510	539
4.250%, 08/18/2025	760	800
4.000%, 03/30/2022	536	559

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	$2,629	$2,746
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	610	638
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025	1,814	1,890
3.400%, 03/08/2021	1,910	1,939
2.650%, 01/05/2022	200	201
HSBC USA
2.350%, 03/05/2020	100	100
ILFC E-Capital Trust II
4.340%, 12/21/2065 (C)	400	290
ING Bank
5.800%, 09/25/2023 (C)	2,395	2,649
Intercontinental Exchange
4.000%, 10/15/2023	65	69
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	440	438
3.125%, 07/14/2022 (C)	600	594
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	2,320	2,326
John Deere Capital
1.700%, 01/15/2020	160	159
JPMorgan Chase
8.750%, 09/01/2030	970	1,386
4.950%, 06/01/2045	180	214
4.500%, 01/24/2022	840	885
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	870	970
4.400%, 07/22/2020	210	215
4.350%, 08/15/2021	160	166
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	84	93
4.250%, 10/15/2020	330	338
4.250%, 10/01/2027 (E)	720	780
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	1,355	1,481
4.125%, 12/15/2026	520	556
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	795	852
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	4,884	5,191
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	682	736
3.900%, 07/15/2025 (E)	740	790
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	1,571	1,647
3.875%, 09/10/2024 (E)	1,610	1,693
3.702%, VAR ICE LIBOR USD 3 Month+1.160%, 05/06/2030	172	181
3.625%, 05/13/2024	230	242
3.625%, 12/01/2027 (E)	360	371
3.250%, 09/23/2022	285	293

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	$4,274	$4,395
3.207%, VAR ICE LIBOR USD 3 Month+0.695%, 04/01/2023	2,212	2,257
3.200%, 01/25/2023	100	103
2.950%, 10/01/2026 (E)	377	384
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	1,600	1,616
2.700%, 05/18/2023	1,180	1,192
KeyBank
3.300%, 02/01/2022	475	488
KKR Group Finance II
5.500%, 02/01/2043 (C)	80	93
KKR Group Finance III
5.125%, 06/01/2044 (C)	540	600
Lazard Group
4.500%, 09/19/2028	705	751
4.375%, 03/11/2029	108	114
Liberty Mutual Group
4.569%, 02/01/2029 (C)	959	1,054
4.500%, 06/15/2049 (C)	173	183
Lloyds Bank
3.300%, 05/07/2021	710	721
Lloyds Banking Group
4.550%, 08/16/2028 (E)	260	280
4.375%, 03/22/2028	1,125	1,196
4.344%, 01/09/2048	200	195
4.050%, 08/16/2023	200	209
3.900%, 03/12/2024 (E)	1,240	1,291
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	200	200
3.100%, 07/06/2021	490	496
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	1,915	1,918
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (C)	310	316
Macquarie Group
6.250%, 01/14/2021 (C)	166	175
Markel
5.000%, 05/20/2049	517	561
Marsh & McLennan
4.375%, 03/15/2029	275	303
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	55	90
MassMutual Global Funding II
2.250%, 07/01/2022 (C)	1,268	1,269
MetLife
6.400%, 12/15/2036	420	480
5.700%, 06/15/2035	15	19
MetLife Capital Trust IV
7.875%, 12/15/2037 (C)	800	1,008

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	$1,955	$2,057
2.400%, 01/08/2021 (C)	890	892
Mitsubishi UFJ Financial Group
3.407%, 03/07/2024	1,554	1,613
3.218%, 03/07/2022	635	648
2.998%, 02/22/2022	230	234
Morgan Stanley
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	324	357
Morgan Stanley MTN
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030 (E)	1,215	1,344
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	119	125
3.875%, 04/29/2024	1,390	1,473
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	1,450	1,521
3.750%, 02/25/2023	1,665	1,739
3.700%, 10/23/2024	1,090	1,150
3.522%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022	3,045	3,064
3.125%, 01/23/2023	1,120	1,145
3.125%, 07/27/2026	190	194
2.750%, 05/19/2022	5	5
2.625%, 11/17/2021	4,167	4,192
2.500%, 04/21/2021	280	281
MUFG Bank
4.100%, 09/09/2023 (C)	200	212
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)	800	835
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month+1.181%, 04/26/2023 (C)	830	845
Nationwide Mutual Insurance
4.700%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	3,735	3,733
New York Life Global Funding
2.875%, 04/10/2024 (C)	1,045	1,068
New York Life Insurance
6.750%, 11/15/2039 (C)	390	555
Nordea Bank Abp
4.875%, 05/13/2021 (C)	250	259
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	892	1,196
Ontario Teachers’ Cadillac Fairview Properties Trust
4.125%, 02/01/2029 (C)	430	467
Pipeline Funding
7.500%, 01/15/2030 (C)	423	519
PNC Bank
1.450%, 07/29/2019	1,000	999

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PNC Financial Services Group
3.450%, 04/23/2029	$2,648	$2,786
Prudential Financial MTN
5.625%, 05/12/2041	10	12
4.600%, 05/15/2044	170	196
4.350%, 02/25/2050	1,010	1,132
Raymond James Financial
4.950%, 07/15/2046	650	733
Reinsurance Group of America
3.900%, 05/15/2029	679	705
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (C)	160	160
Royal Bank of Canada
1.875%, 02/05/2020	180	180
Royal Bank of Canada MTN
3.200%, 04/30/2021	480	489
2.150%, 10/26/2020	420	420
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022 (E)	390	421
6.100%, 06/10/2023	550	597
6.000%, 12/19/2023	860	937
5.125%, 05/28/2024	490	520
4.892%, VAR ICE LIBOR USD 3 Month+1.754%, 05/18/2029	200	213
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	830	864
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025 (E)	650	672
3.875%, 09/12/2023	720	739
Santander Holdings USA
4.500%, 07/17/2025	618	658
4.450%, 12/03/2021	1,325	1,378
3.500%, 06/07/2024 (E)	3,267	3,318
Santander UK
5.000%, 11/07/2023 (C)	260	274
3.400%, 06/01/2021	1,930	1,962
2.375%, 03/16/2020	260	260
Santander UK Group Holdings
4.796%, VAR ICE LIBOR USD 3 Month+1.570%, 11/15/2024	750	797
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/2024	760	767
2.875%, 08/05/2021	3,255	3,257
Standard Chartered
5.700%, 03/26/2044 (C)(E)	610	710
4.305%, VAR ICE LIBOR USD 3 Month+1.910%, 05/21/2030 (C)(E)	97	101
3.785%, VAR ICE LIBOR USD 3 Month+1.560%, 05/21/2025 (C)	878	896
State Street
3.300%, 12/16/2024	70	73
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	340	339

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SunTrust Bank
4.050%, 11/03/2025	$535	$577
Svenska Handelsbanken MTN
3.350%, 05/24/2021	500	509
Synchrony Financial
5.150%, 03/19/2029	716	772
4.500%, 07/23/2025	345	362
4.375%, 03/19/2024	173	181
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	124	176
4.900%, 09/15/2044 (C)	240	281
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	590	602
2.650%, 06/12/2024	1,033	1,042
2.125%, 04/07/2021	820	819
UBS
2.450%, 12/01/2020 (C)	820	821
UBS MTN
4.500%, 06/26/2048 (C)	200	236
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%, 07/31/2167 (C)	1,640	1,742
4.253%, 03/23/2028 (C)	2,164	2,333
4.125%, 09/24/2025 (C)	200	213
3.491%, 05/23/2023 (C)	1,650	1,692
2.650%, 02/01/2022 (C)(E)	385	387
UniCredit MTN
6.572%, 01/14/2022 (C)	1,000	1,063
US Bancorp MTN
2.950%, 07/15/2022	25	26
US Bank
3.150%, 04/26/2021	550	560
Validus Holdings
8.875%, 01/26/2040	905	1,378
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 03/15/2168	2,790	2,791
WEA Finance
4.750%, 09/17/2044 (C)	230	254
3.750%, 09/17/2024 (C)	990	1,033
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 06/15/2168	120	130
5.375%, 11/02/2043	400	487
3.000%, 04/22/2026 (E)	5,865	5,929
3.000%, 10/23/2026	2,240	2,263
2.100%, 07/26/2021	1,945	1,935
Wells Fargo MTN
4.900%, 11/17/2045	1,034	1,201
4.750%, 12/07/2046	1,075	1,225
4.650%, 11/04/2044	261	290

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.600%, 04/01/2021	$160	$166
4.400%, 06/14/2046	1,370	1,479
4.300%, 07/22/2027	2,510	2,712
4.150%, 01/24/2029 (E)	1,720	1,874
4.125%, 08/15/2023 (E)	900	951
3.750%, 01/24/2024	250	263
3.500%, 03/08/2022	430	442
3.450%, 02/13/2023	660	678
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	1,550	1,580
2.625%, 07/22/2022	8,371	8,431
2.150%, 01/30/2020	70	70
Wells Fargo Bank
3.625%, 10/22/2021	1,930	1,985
Westpac Banking
4.875%, 11/19/2019	170	172
2.600%, 11/23/2020	500	502
2.300%, 05/26/2020	50	50

		370,836

Health Care — 3.5%
Abbott Laboratories
4.900%, 11/30/2046 (E)	1,478	1,827
4.750%, 11/30/2036	260	307
3.875%, 09/15/2025	141	152
3.750%, 11/30/2026 (E)	1,087	1,175
3.400%, 11/30/2023	2,503	2,610
AbbVie
4.875%, 11/14/2048	498	524
4.500%, 05/14/2035	715	738
4.450%, 05/14/2046	500	491
4.400%, 11/06/2042	800	788
4.250%, 11/14/2028	746	797
3.750%, 11/14/2023 (E)	560	583
3.600%, 05/14/2025	210	217
3.200%, 11/06/2022 (E)	44	45
2.900%, 11/06/2022	10	10
2.500%, 05/14/2020	1,308	1,308
Aetna
4.125%, 06/01/2021	1,000	1,026
3.875%, 08/15/2047	366	331
2.800%, 06/15/2023	2,650	2,666
Allergan Finance
4.625%, 10/01/2042	38	38
3.250%, 10/01/2022	513	519
Allergan Funding SCS
3.850%, 06/15/2024 (E)	500	519
3.800%, 03/15/2025	1,860	1,930
3.450%, 03/15/2022	370	378
Allergan Sales
5.000%, 12/15/2021 (C)	535	559

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Amgen
5.150%, 11/15/2041	$660	$759
4.663%, 06/15/2051	646	705
4.400%, 05/01/2045	1,812	1,925
3.875%, 11/15/2021	150	155
3.625%, 05/22/2024	130	136
2.125%, 05/01/2020 (E)	110	110
Anthem
4.625%, 05/15/2042	41	45
3.650%, 12/01/2027	590	613
3.500%, 08/15/2024	590	613
3.350%, 12/01/2024 (E)	1,425	1,474
3.125%, 05/15/2022	468	477
2.950%, 12/01/2022	661	670
AstraZeneca
3.500%, 08/17/2023	805	839
3.125%, 06/12/2027	355	363
Bausch Health
9.000%, 12/15/2025 (C)	140	156
7.000%, 03/15/2024 (C)	10	11
Bausch Health Americas
9.250%, 04/01/2026 (C)	170	190
Baxalta
3.600%, 06/23/2022	546	560
2.875%, 06/23/2020	149	150
Bayer US Finance
3.375%, 10/08/2024 (C)	2,300	2,311
Bayer US Finance II
4.375%, 12/15/2028 (C)	2,380	2,510
3.500%, 06/25/2021 (C)	630	639
Becton Dickinson
4.685%, 12/15/2044	727	806
3.734%, 12/15/2024	1,960	2,056
3.700%, 06/06/2027	497	519
3.363%, 06/06/2024 (E)	2,056	2,118
3.250%, 11/12/2020	600	606
3.194%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	726	726
2.404%, 06/05/2020	1,421	1,420
Biogen
3.625%, 09/15/2022	430	444
Boston Scientific
4.700%, 03/01/2049 (E)	375	430
4.000%, 03/01/2028	337	363
4.000%, 03/01/2029 (E)	414	448
3.750%, 03/01/2026	564	600
Bristol-Myers Squibb
4.250%, 10/26/2049 (C)(E)	68	75
4.125%, 06/15/2039 (C)	1,597	1,722
3.400%, 07/26/2029 (C)(E)	1,271	1,331
3.200%, 06/15/2026 (C)	2,139	2,223
2.900%, 07/26/2024 (C)	2,402	2,458

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.600%, 05/16/2022 (C)	$2,039	$2,065
Cardinal Health
3.079%, 06/15/2024 (E)	350	352
2.616%, 06/15/2022	270	272
Celgene
5.250%, 08/15/2043	40	48
5.000%, 08/15/2045	1,930	2,290
4.550%, 02/20/2048	166	190
4.350%, 11/15/2047	220	243
3.900%, 02/20/2028	1,563	1,675
3.875%, 08/15/2025	430	461
3.625%, 05/15/2024	69	72
3.550%, 08/15/2022	360	373
2.875%, 02/19/2021	420	423
2.750%, 02/15/2023	1,526	1,540
2.250%, 08/15/2021	420	419
Centene
6.125%, 02/15/2024	210	220
5.625%, 02/15/2021	50	51
4.750%, 05/15/2022	110	112
4.750%, 01/15/2025 (E)	130	134
Centene Escrow I
5.375%, 06/01/2026 (C)	480	505
Cigna
4.900%, 12/15/2048 (C)(E)	2,161	2,350
4.800%, 08/15/2038 (C)	75	81
4.375%, 10/15/2028 (C)	2,983	3,218
4.125%, 11/15/2025 (C)	290	309
3.750%, 07/15/2023 (C)	1,966	2,047
3.400%, 09/17/2021 (C)	1,155	1,177
3.200%, 09/17/2020 (C)	320	323
Cigna Holding
3.050%, 10/15/2027	1,745	1,727
CommonSpirit Health
4.350%, 11/01/2042	110	111
CVS Health
5.125%, 07/20/2045	1,556	1,659
5.050%, 03/25/2048 (E)	2,666	2,840
4.780%, 03/25/2038 (E)	1,613	1,683
4.300%, 03/25/2028	4,494	4,739
4.100%, 03/25/2025	2,348	2,476
4.000%, 12/05/2023	513	537
3.875%, 07/20/2025 (E)	515	538
3.700%, 03/09/2023	2,789	2,884
3.500%, 07/20/2022	160	164
3.350%, 03/09/2021	1,140	1,156
2.750%, 12/01/2022 (E)	510	512
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	77	88
Edwards Lifesciences
4.300%, 06/15/2028	494	534

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eli Lilly
3.100%, 05/15/2027	$150	$157
EMD Finance
2.400%, 03/19/2020 (C)	1,425	1,424
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (C)	170	182
5.625%, 07/31/2019 (C)(E)	1,750	1,753
Gilead Sciences
5.650%, 12/01/2041	35	44
4.750%, 03/01/2046	790	899
4.500%, 02/01/2045	10	11
4.150%, 03/01/2047	172	180
3.700%, 04/01/2024	410	435
3.650%, 03/01/2026	806	851
3.250%, 09/01/2022	670	688
2.550%, 09/01/2020	130	130
1.850%, 09/20/2019	140	140
GlaxoSmithKline Capital
2.850%, 05/08/2022 (E)	170	173
HCA
5.625%, 09/01/2028 (E)	50	54
5.500%, 06/15/2047	60	64
5.250%, 04/15/2025	820	909
5.250%, 06/15/2026	30	33
5.250%, 06/15/2049	2,150	2,235
5.125%, 06/15/2039	760	790
5.000%, 03/15/2024	1,100	1,199
4.500%, 02/15/2027	20	21
4.125%, 06/15/2029	785	807
Humana
4.950%, 10/01/2044	60	66
4.800%, 03/15/2047	30	33
4.625%, 12/01/2042	170	180
3.950%, 03/15/2027	70	73
3.850%, 10/01/2024	1,470	1,537
3.150%, 12/01/2022	560	572
2.900%, 12/15/2022	750	761
2.500%, 12/15/2020	1,015	1,015
Johnson & Johnson
4.500%, 12/05/2043	150	180
3.700%, 03/01/2046	170	184
3.625%, 03/03/2037	260	278
3.500%, 01/15/2048 (E)	92	97
3.400%, 01/15/2038	1,023	1,066
2.625%, 01/15/2025	86	87
Medtronic
4.625%, 03/15/2045	11	13
3.625%, 03/15/2024 (E)	1,055	1,119
3.500%, 03/15/2025	1,040	1,103
Medtronic Global Holdings SCA
3.350%, 04/01/2027 (E)	520	553

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Merck
4.000%, 03/07/2049	$397	$441
3.400%, 03/07/2029	612	652
2.750%, 02/10/2025	330	340
2.400%, 09/15/2022 (E)	29	29
Mylan
3.950%, 06/15/2026	620	600
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	736
Pfizer
4.400%, 05/15/2044	345	395
4.200%, 09/15/2048	553	623
4.100%, 09/15/2038	194	214
4.000%, 12/15/2036	815	888
3.450%, 03/15/2029	924	978
3.000%, 12/15/2026	175	181
2.800%, 03/11/2022	339	345
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	1,700	1,694
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	1,076
Sanofi
3.375%, 06/19/2023	947	987
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	1,740	1,757
2.400%, 09/23/2021	500	499
Takeda Pharmaceutical
5.000%, 11/26/2028 (C)	800	907
4.400%, 11/26/2023 (C)	1,580	1,693
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	720	693
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	120	116
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023 (E)	510	441
2.200%, 07/21/2021	950	901
1.700%, 07/19/2019	130	130
UnitedHealth Group
5.800%, 03/15/2036	280	359
4.750%, 07/15/2045	1,150	1,362
4.625%, 07/15/2035	523	601
4.450%, 12/15/2048	285	328
4.250%, 04/15/2047	450	495
3.875%, 10/15/2020	710	721
3.875%, 12/15/2028	170	185
3.750%, 07/15/2025 (E)	70	75
3.700%, 12/15/2025	381	406
3.500%, 02/15/2024 (E)	572	600
3.375%, 11/15/2021	75	77
3.350%, 07/15/2022	28	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 12/15/2021	$290	$294
2.875%, 03/15/2023 (E)	50	51
2.700%, 07/15/2020	440	442
Wyeth LLC
5.950%, 04/01/2037	470	623
Zimmer Biomet Holdings
3.169%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/2021	1,500	1,498

		143,450

Industrials — 2.4%
ABB Finance USA
4.375%, 05/08/2042	110	124
AerCap Ireland Capital DAC
5.000%, 10/01/2021	1,250	1,311
4.875%, 01/16/2024 (E)	1,500	1,611
4.625%, 07/01/2022 (E)	210	219
4.500%, 05/15/2021	2,140	2,207
3.500%, 01/15/2025	232	233
Air Lease
3.625%, 04/01/2027	221	222
3.625%, 12/01/2027	216	217
3.500%, 01/15/2022	2,385	2,443
Aviation Capital Group
6.750%, 04/06/2021 (C)	120	128
BAE Systems
4.750%, 10/11/2021 (C)	2,100	2,199
Beacon Roofing Supply
4.875%, 11/01/2025 (C)(E)	100	99
Boeing
4.875%, 02/15/2020	210	213
3.900%, 05/01/2049	635	664
3.850%, 11/01/2048	69	72
3.625%, 03/01/2048	23	23
3.550%, 03/01/2038	212	214
3.500%, 03/01/2039	367	367
3.200%, 03/01/2029 (E)	1,276	1,321
3.100%, 05/01/2026	1,113	1,145
2.800%, 03/01/2027	190	191
2.700%, 05/01/2022	745	756
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	130
5.400%, 06/01/2041	50	63
4.900%, 04/01/2044	194	237
4.150%, 12/15/2048 (E)	150	170
4.050%, 06/15/2048	124	138
3.450%, 09/15/2021	91	93
Canadian Pacific Railway
6.125%, 09/15/2115	44	60
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,025	1,034

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cintas No. 2
3.700%, 04/01/2027	$400	$426
2.900%, 04/01/2022	400	407
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2
7.256%, 03/15/2020	141	142
Continental Airlines Pass-Through Trust, Ser 2000-1
8.048%, 11/01/2020	63	64
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,680	1,782
Continental Airlines Pass-Through Trust, Ser 2009-2
7.250%, 11/10/2019	114	115
Crowley Conro
4.181%, 08/15/2043	496	548
CSX
4.750%, 11/15/2048	245	285
3.950%, 05/01/2050	21	22
DAE Funding
5.750%, 11/15/2023 (C)(E)	130	136
Delta Air Lines
4.375%, 04/19/2028	389	397
3.800%, 04/19/2023	241	247
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	411	452
DP World MTN
5.625%, 09/25/2048 (C)	990	1,096
Eaton
7.625%, 04/01/2024	75	88
4.150%, 11/02/2042	550	582
2.750%, 11/02/2022	900	912
Equifax
3.950%, 06/15/2023	1,612	1,681
FedEx
4.950%, 10/17/2048 (E)	644	703
4.550%, 04/01/2046	32	33
4.050%, 02/15/2048	980	942
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	5,309	5,255
2.342%, 11/15/2020	5,680	5,653
General Electric
4.500%, 03/11/2044	2,117	2,054
4.125%, 10/09/2042 (E)	370	341
2.100%, 12/11/2019	30	30
General Electric MTN
6.875%, 01/10/2039	1,216	1,525
6.750%, 03/15/2032	1,130	1,392
6.150%, 08/07/2037	394	458

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 08/07/2019	$185	$186
5.875%, 01/14/2038	2,793	3,153
5.500%, 01/08/2020	2,935	2,977
5.300%, 02/11/2021	293	303
4.650%, 10/17/2021 (E)	515	537
4.625%, 01/07/2021	2,515	2,588
4.375%, 09/16/2020	40	41
2.998%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	2,400	1,783
2.200%, 01/09/2020	43	43
IHS Markit
5.000%, 11/01/2022 (C)	750	795
4.750%, 02/15/2025 (C)	355	381
4.750%, 08/01/2028	1,215	1,327
3.625%, 05/01/2024	239	246
International Lease Finance
8.625%, 01/15/2022	180	205
L3 Technologies
4.400%, 06/15/2028	2,190	2,392
L3Harris Technologies
5.054%, 04/27/2045	270	316
4.854%, 04/27/2035	80	89
Lockheed Martin
4.500%, 05/15/2036	90	103
4.090%, 09/15/2052	286	318
4.070%, 12/15/2042	450	498
3.550%, 01/15/2026	1,410	1,499
3.100%, 01/15/2023	50	51
Northrop Grumman
4.030%, 10/15/2047	602	642
3.250%, 08/01/2023 (E)	2,971	3,073
3.250%, 01/15/2028 (E)	3,291	3,378
2.930%, 01/15/2025	860	876
2.550%, 10/15/2022	1,413	1,416
Park Aerospace Holdings
5.500%, 02/15/2024 (C)	100	108
5.250%, 08/15/2022 (C)	1,240	1,309
4.500%, 03/15/2023 (C)	1,540	1,590
Parker-Hannifin
2.700%, 06/14/2024	400	405
Raytheon
3.125%, 10/15/2020	430	435
Republic Services
3.950%, 05/15/2028	935	1,009
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	1,045	1,063
2.000%, 09/15/2023 (C)	1,030	1,017
Union Pacific
4.500%, 09/10/2048	1,030	1,172
4.300%, 03/01/2049	431	480
3.950%, 09/10/2028	2,780	3,042
3.750%, 07/15/2025	340	363

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 03/01/2029	$711	$765
3.150%, 03/01/2024	397	409
2.950%, 03/01/2022	622	634
United Business Media
5.750%, 11/03/2020 (C)	490	507
United Rentals North America
6.500%, 12/15/2026	180	195
5.500%, 07/15/2025 (E)	150	156
4.875%, 01/15/2028	150	153
United Technologies
8.875%, 11/15/2019	110	113
4.625%, 11/16/2048 (E)	51	60
4.500%, 06/01/2042	170	192
4.450%, 11/16/2038	523	587
4.150%, 05/15/2045	59	63
4.125%, 11/16/2028	1,413	1,552
3.950%, 08/16/2025	1,971	2,126
3.750%, 11/01/2046	685	698
3.650%, 08/16/2023	1,738	1,820
3.350%, 08/16/2021	700	716
1.950%, 11/01/2021	85	84
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	622	672
Waste Management
4.600%, 03/01/2021	90	93
4.150%, 07/15/2049	210	230
4.000%, 07/15/2039	60	64
3.500%, 05/15/2024	370	388
3.450%, 06/15/2029	1,235	1,302
3.200%, 06/15/2026	645	671
XPO Logistics
6.500%, 06/15/2022 (C)	170	173

		101,304

Information Technology — 1.2%
Apple
4.650%, 02/23/2046	607	720
4.375%, 05/13/2045	679	774
4.250%, 02/09/2047	637	716
3.450%, 02/09/2045 (E)	31	31
3.200%, 05/13/2025	272	284
3.200%, 05/11/2027 (E)	1,520	1,585
2.850%, 05/06/2021	113	115
2.450%, 08/04/2026	1,410	1,405
2.150%, 02/09/2022	82	82
2.000%, 11/13/2020	500	500
1.550%, 08/04/2021	230	228
Avnet
3.750%, 12/01/2021	1,000	1,019
Broadcom
4.750%, 04/15/2029 (C)	317	326

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 04/15/2026 (C)(E)	$2,937	$2,981
3.125%, 04/15/2021 (C)	1,135	1,142
3.125%, 01/15/2025	420	410
CommScope Technologies
5.000%, 03/15/2027 (C)(E)	130	113
Dell International
8.350%, 07/15/2046 (C)	780	985
6.020%, 06/15/2026 (C)	39	43
4.420%, 06/15/2021 (C)	1,890	1,947
Fidelity National Information Services
3.750%, 05/21/2029 (E)	618	657
First Data
5.000%, 01/15/2024 (C)	230	236
Fiserv
4.400%, 07/01/2049	319	336
4.200%, 10/01/2028	59	64
3.500%, 07/01/2029	1,409	1,448
3.200%, 07/01/2026	604	616
2.750%, 07/01/2024	780	787
Hewlett Packard Enterprise
6.350%, 10/15/2045	510	565
Intel
3.734%, 12/08/2047	130	136
3.700%, 07/29/2025 (E)	223	239
3.300%, 10/01/2021	35	36
3.100%, 07/29/2022	35	36
International Business Machines
4.250%, 05/15/2049	436	470
4.150%, 05/15/2039	259	276
3.300%, 05/15/2026	565	586
3.000%, 05/15/2024	1,860	1,910
KLA-Tencor
5.000%, 03/15/2049	124	138
4.100%, 03/15/2029	413	435
Lam Research
4.875%, 03/15/2049	152	168
3.750%, 03/15/2026	559	588
Marvell Technology Group
4.200%, 06/22/2023	810	843
Mastercard
3.650%, 06/01/2049	447	474
3.375%, 04/01/2024	250	264
2.950%, 06/01/2029	861	888
Microsoft
4.750%, 11/03/2055	43	55
4.500%, 02/06/2057	416	509
4.250%, 02/06/2047	1,445	1,703
4.100%, 02/06/2037	1,102	1,257
4.000%, 02/12/2055	477	536
3.950%, 08/08/2056 (E)	240	267
3.750%, 02/12/2045	130	141
3.700%, 08/08/2046	342	370

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 12/15/2023 (E)	$89	$95
3.500%, 02/12/2035	1,012	1,080
3.450%, 08/08/2036	30	32
3.300%, 02/06/2027	2,078	2,208
2.875%, 02/06/2024 (E)	1,010	1,046
2.700%, 02/12/2025 (E)	250	257
2.400%, 02/06/2022	600	606
2.400%, 08/08/2026 (E)	1,700	1,709
2.375%, 02/12/2022	20	20
2.375%, 05/01/2023	20	20
1.550%, 08/08/2021	400	397
NXP BV
4.300%, 06/18/2029 (C)	763	786
3.875%, 06/18/2026 (C)	861	885
Oracle
4.000%, 11/15/2047	346	372
3.900%, 05/15/2035	1,720	1,862
3.800%, 11/15/2037	255	271
2.950%, 11/15/2024	249	256
2.625%, 02/15/2023	466	473
QUALCOMM
4.300%, 05/20/2047	380	398
2.600%, 01/30/2023	910	913
salesforce.com
3.700%, 04/11/2028	670	723
3.250%, 04/11/2023	480	498
Tencent Holdings MTN
3.595%, 01/19/2028 (C)(E)	570	582
Texas Instruments
4.150%, 05/15/2048	300	340
Visa
4.300%, 12/14/2045	690	817
3.650%, 09/15/2047	235	253
3.150%, 12/14/2025 (E)	1,410	1,479
2.800%, 12/14/2022	40	41
2.200%, 12/14/2020	80	80

		50,939

Materials — 1.0%
Air Liquide Finance
2.250%, 09/27/2023 (C)	590	587
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (C)	270	285
6.125%, 05/15/2028 (C)	200	209
Amcor Finance USA
4.500%, 05/15/2028 (C)(E)	360	384
3.625%, 04/28/2026 (C)	2,425	2,474
Anglo American Capital
4.750%, 04/10/2027 (C)	720	763
4.000%, 09/11/2027 (C)	200	201
3.750%, 04/10/2022 (C)	280	286
3.625%, 09/11/2024 (C)	710	725

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ArcelorMittal
7.000%, 10/15/2039	$120	$142
6.250%, 02/25/2022 (E)	120	130
6.125%, 06/01/2025 (E)	100	114
4.550%, 03/11/2026 (E)	330	349
Barrick
5.250%, 04/01/2042	80	94
Barrick North America Finance
5.750%, 05/01/2043	454	567
5.700%, 05/30/2041	920	1,101
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (C)	830	947
5.000%, 09/30/2043 (E)	410	514
4.125%, 02/24/2042	40	44
2.875%, 02/24/2022	50	51
Dow Chemical
5.250%, 11/15/2041	25	27
4.800%, 05/15/2049 (C)(E)	985	1,062
4.250%, 10/01/2034	238	247
3.000%, 11/15/2022	1,780	1,805
DuPont de Nemours
5.419%, 11/15/2048	389	473
4.725%, 11/15/2028	354	401
4.493%, 11/15/2025	2,632	2,912
4.205%, 11/15/2023	1,510	1,616
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	780	816
Freeport-McMoRan
6.875%, 02/15/2023 (E)	50	53
5.450%, 03/15/2043	325	297
4.550%, 11/14/2024 (E)	40	41
4.000%, 11/14/2021	350	356
3.875%, 03/15/2023	20	20
Freeport-McMoRan Copper
3.550%, 03/01/2022	350	351
Glencore Funding
4.125%, 05/30/2023 (C)(E)	200	208
4.125%, 03/12/2024 (C)(E)	1,460	1,516
4.000%, 03/27/2027 (C)(E)	1,240	1,252
3.875%, 10/27/2027 (C)(E)	410	409
3.000%, 10/27/2022 (C)	30	30
2.875%, 04/16/2020 (C)	140	141
Huntsman International
5.125%, 11/15/2022	284	300
4.500%, 05/01/2029	928	958
International Flavors & Fragrances
5.000%, 09/26/2048	1,720	1,911
LyondellBasell Industries
5.750%, 04/15/2024	200	225
Mosaic
4.050%, 11/15/2027 (E)	397	410

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nacional del Cobre de Chile
3.625%, 08/01/2027 (C)(E)	$680	$704
Nutrien
4.875%, 03/30/2020	280	285
OCP
4.500%, 10/22/2025 (C)	1,940	1,986
Resolute Forest Products
5.875%, 05/15/2023 (E)	680	683
Reynolds Group
6.875%, 02/15/2021	62	63
Reynolds Group Issuer
5.125%, 07/15/2023 (C)	170	173
Southern Copper
5.875%, 04/23/2045 (E)	445	524
5.250%, 11/08/2042 (E)	2,030	2,226
3.875%, 04/23/2025 (E)	392	407
Syngenta Finance
3.933%, 04/23/2021 (C)	650	662
Teck Resources
6.250%, 07/15/2041	1,154	1,296
6.000%, 08/15/2040	30	32
Vale Overseas
6.875%, 11/21/2036	874	1,050
6.250%, 08/10/2026 (E)	1,222	1,388
Westlake Chemical
5.000%, 08/15/2046	144	149
3.600%, 08/15/2026 (E)	351	357
WestRock RKT
4.000%, 03/01/2023 (E)	70	73
WRKCo
4.900%, 03/15/2029 (E)	1,165	1,274
3.000%, 09/15/2024	750	757

		41,893

Real Estate — 0.9%
Alexandria Real Estate Equities
3.450%, 04/30/2025	750	772
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,350	1,396
3.625%, 11/15/2027	745	760
3.300%, 07/15/2026	1,495	1,510
American Tower
3.800%, 08/15/2029	1,740	1,794
Boston Properties
3.800%, 02/01/2024	1,250	1,310
3.400%, 06/21/2029	1,183	1,212
3.200%, 01/15/2025	495	505
Brandywine Operating Partnership
3.950%, 11/15/2027	17	18
Brixmor Operating Partnership
4.125%, 05/15/2029	380	397

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CC Holdings GS V
3.849%, 04/15/2023	$700	$731
CubeSmart
4.375%, 02/15/2029	365	389
Digital Realty Trust
3.625%, 10/01/2022	1,260	1,297
Duke Realty
4.375%, 06/15/2022	50	53
ERP Operating
4.625%, 12/15/2021	64	67
4.150%, 12/01/2028	385	426
3.000%, 07/01/2029	625	633
GLP Capital
5.375%, 04/15/2026	2,410	2,606
5.300%, 01/15/2029	1,552	1,673
5.250%, 06/01/2025	80	86
HCP
4.250%, 11/15/2023	2,080	2,209
4.200%, 03/01/2024	765	809
4.000%, 12/01/2022	450	471
3.150%, 08/01/2022	1,000	1,018
Healthcare Realty Trust
3.875%, 05/01/2025	200	206
3.750%, 04/15/2023	1,400	1,432
Life Storage
3.875%, 12/15/2027	915	935
Mid-America Apartments
4.300%, 10/15/2023	361	384
4.000%, 11/15/2025	432	457
3.950%, 03/15/2029 (E)	154	163
3.750%, 06/15/2024	843	877
3.600%, 06/01/2027	239	247
Public Storage
3.385%, 05/01/2029	506	529
3.094%, 09/15/2027	743	759
Realty Income
3.250%, 10/15/2022	70	72
3.250%, 06/15/2029	342	348
Reckson Operating Partnership
7.750%, 03/15/2020	2,350	2,433
Simon Property Group
4.375%, 03/01/2021	38	39
SITE Centers
4.625%, 07/15/2022	300	313
4.250%, 02/01/2026 (E)	154	160
STORE Capital
4.625%, 03/15/2029	443	472
4.500%, 03/15/2028	1,325	1,396
Tanger Properties
3.875%, 12/01/2023	460	470
UDR
3.700%, 10/01/2020	675	684

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	33

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ventas Realty
4.875%, 04/15/2049	$343	$378
4.125%, 01/15/2026	29	31
3.850%, 04/01/2027	500	519
Welltower
4.950%, 01/15/2021	820	846
4.500%, 01/15/2024	102	110
4.000%, 06/01/2025	625	658
3.750%, 03/15/2023	500	521

		37,581

Utilities — 2.1%
AEP Texas
6.650%, 02/15/2033	500	664
AEP Texas Central Transition Funding II
5.306%, 07/01/2020	400	406
Alabama Power
3.700%, 12/01/2047	1,810	1,832
Arizona Public Service
2.200%, 01/15/2020	20	20
Berkshire Hathaway Energy
3.750%, 11/15/2023	156	165
Boston Gas
4.487%, 02/15/2042 (C)	35	39
Carolina Power & Light
2.800%, 05/15/2022	25	25
CenterPoint Energy
4.250%, 11/01/2028	512	553
3.850%, 02/01/2024	238	250
3.600%, 11/01/2021	595	611
2.500%, 09/01/2022	71	71
CenterPoint Energy Resources
4.000%, 04/01/2028	24	26
Cleco Power
6.000%, 12/01/2040	700	842
Comision Federal de Electricidad
4.750%, 02/23/2027 (C)	240	246
Commonwealth Edison
4.000%, 03/01/2049	656	705
Consolidated Edison of New York
4.650%, 12/01/2048	1,500	1,750
4.450%, 03/15/2044	1,500	1,652
4.125%, 05/15/2049	173	187
Dominion Energy
2.000%, 08/15/2021	496	492
2.000%, 08/15/2024	980	988
1.600%, 08/15/2019	651	650
DTE Energy
3.800%, 03/15/2027	1,036	1,082
3.400%, 06/15/2029	102	104
1.500%, 10/01/2019	245	244

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy
4.200%, 06/15/2049	$103	$108
3.950%, 08/15/2047	130	131
3.550%, 09/15/2021	76	78
3.400%, 06/15/2029	448	457
3.150%, 08/15/2027	540	548
2.400%, 08/15/2022	340	340
1.800%, 09/01/2021	922	912
Duke Energy Carolinas
4.300%, 06/15/2020	39	40
4.250%, 12/15/2041	628	690
4.000%, 09/30/2042	1,000	1,067
3.750%, 06/01/2045	680	699
Duke Energy Florida
3.850%, 11/15/2042	380	396
3.200%, 01/15/2027	1,080	1,114
Duke Energy Indiana
4.200%, 03/15/2042	30	32
3.750%, 07/15/2020	52	53
3.750%, 05/15/2046	168	170
Duke Energy Progress
4.100%, 05/15/2042	425	456
3.450%, 03/15/2029	559	589
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	1,950	2,034
Electricite de France
5.000%, 09/21/2048 (C)	295	336
4.500%, 09/21/2028 (C)	678	743
Enel Finance International
4.625%, 09/14/2025 (C)	1,310	1,406
Entergy
5.125%, 09/15/2020	400	409
Entergy Arkansas
4.200%, 04/01/2049	102	112
Eversource Energy
2.900%, 10/01/2024	1,610	1,637
Exelon
5.625%, 06/15/2035	760	920
3.950%, 06/15/2025	375	398
2.850%, 06/15/2020	1,090	1,093
FirstEnergy
4.850%, 07/15/2047	370	421
4.250%, 03/15/2023	1,235	1,297
3.900%, 07/15/2027	1,143	1,200
2.850%, 07/15/2022	60	61
FirstEnergy, Ser C
7.375%, 11/15/2031	3,685	5,038
FirstEnergy Transmission
5.450%, 07/15/2044 (C)	178	212
Indiana Michigan Power
4.550%, 03/15/2046	325	365

34	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ITC Holdings
4.050%, 07/01/2023	$1,152	$1,203
3.650%, 06/15/2024	633	656
Jersey Central Power & Light
4.700%, 04/01/2024 (C)	700	761
Kansas City Power & Light
5.300%, 10/01/2041	100	121
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,040
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,025	1,011
Metropolitan Edison
4.300%, 01/15/2029 (C)	556	606
3.500%, 03/15/2023 (C)	2,775	2,862
MidAmerican Energy
4.800%, 09/15/2043	830	974
4.250%, 05/01/2046	700	780
4.250%, 07/15/2049 (E)	328	373
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (C)	855	910
Mississippi Power
3.950%, 03/30/2028	865	908
2.961%, VAR ICE LIBOR USD 3 Month+0.650%, 03/27/2020	2,100	2,101
NextEra Energy Capital Holdings
5.650%, VAR ICE LIBOR USD 3 Month+3.156%, 05/01/2079	51	53
3.045%, VAR ICE LIBOR USD 3 Month+0.480%, 05/04/2021	4,400	4,398
NiSource
5.800%, 02/01/2042	149	182
2.650%, 11/17/2022	600	604
Ohio Power
4.000%, 06/01/2049	191	206
Oncor Electric Delivery
5.750%, 03/15/2029	565	698
5.250%, 09/30/2040	250	313
4.550%, 12/01/2041	690	803
PacifiCorp
4.150%, 02/15/2050	409	456
PECO Energy
4.150%, 10/01/2044	1,140	1,241
Pennsylvania Electric
5.200%, 04/01/2020	200	204
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	500	594
5.450%, 05/21/2028 (C)	250	277
4.125%, 05/15/2027 (C)(E)	670	684
PPL Capital Funding
5.000%, 03/15/2044	255	283
4.700%, 06/01/2043	68	72
4.000%, 09/15/2047	123	119

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 06/01/2023	$102	$105
3.100%, 05/15/2026	240	238
Progress Energy
3.150%, 04/01/2022	280	285
Public Service Electric & Gas MTN
3.850%, 05/01/2049	478	512
3.700%, 05/01/2028	1,545	1,663
3.200%, 05/15/2029	683	707
Public Service Enterprise Group
2.875%, 06/15/2024 (E)	830	841
Public Service of New Hampshire
3.500%, 11/01/2023	515	539
Sempra Energy
4.000%, 02/01/2048	546	535
3.400%, 02/01/2028	195	195
2.900%, 02/01/2023	821	828
Southern
4.400%, 07/01/2046	512	540
Southern California Edison
6.050%, 03/15/2039 (E)	104	125
5.500%, 03/15/2040	438	503
4.650%, 10/01/2043	168	180
4.125%, 03/01/2048 (E)	1,556	1,569
4.050%, 03/15/2042	5	5
3.700%, 08/01/2025	506	523
Southern Gas Capital
4.400%, 05/30/2047	500	529
Southwestern Electric Power
3.900%, 04/01/2045	226	225
Southwestern Public Service
3.750%, 06/15/2049	955	964
Virginia Electric & Power
4.650%, 08/15/2043	585	673
2.950%, 01/15/2022	330	335
2.750%, 03/15/2023	500	507
Vistra Operations
4.300%, 07/15/2029 (C)	1,590	1,612
3.550%, 07/15/2024 (C)	2,795	2,811
WEC Energy Group
3.375%, 06/15/2021	1,000	1,020
Wisconsin Public Service
3.350%, 11/21/2021	410	421

		85,649

Total Corporate Obligations (Cost $1,162,187) ($ Thousands)		1,225,308

U.S. TREASURY OBLIGATIONS — 23.6%
U.S. Treasury Bills
2.435%, 07/25/2019 (A)	8,915	8,903
2.380%, 07/02/2019 (A)	9,972	9,972

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	35

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.318%, 07/30/2019 (A)	$5,876	$5,866
2.308%, 07/23/2019 (A)	3,882	3,877
2.196%, 07/16/2019 (A)	4,408	4,404
2.123%, 07/09/2019 (A)	28,705	28,693
2.115%, 09/26/2019 (A)	1,521	1,513
U.S. Treasury Bonds
6.000%, 02/15/2026	2,091	2,629
3.750%, 11/15/2043	10,940	13,467
3.000%, 11/15/2045	472	516
3.000%, 05/15/2047	3,592	3,934
3.000%, 02/15/2048	24,911	27,290
3.000%, 08/15/2048	19,330	21,200
3.000%, 02/15/2049	20,643	22,672
2.875%, 08/15/2045	46,214	49,393
2.875%, 05/15/2049	75,455	80,949
2.750%, 08/15/2047	11,406	11,904
2.750%, 11/15/2047	18,998	19,830
2.500%, 02/15/2045	2,990	2,979
2.500%, 02/15/2046	31,550	31,385
2.500%, 05/15/2046	7,390	7,347
2.250%, 08/15/2046	4,980	4,705
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	3,366	3,820
1.000%, 02/15/2046	2,405	2,520
1.000%, 02/15/2049	13,558	14,120
0.875%, 01/15/2029	8,827	9,291
0.750%, 02/15/2042	2,454	2,463
0.625%, 02/15/2043	1,523	1,476
0.500%, 04/15/2024	3,009	3,047
0.375%, 07/15/2025	2,694	2,723
0.125%, 07/15/2024	371	371
U.S. Treasury Notes
3.125%, 11/15/2028	26,365	28,918
2.875%, 09/30/2023	70	73
2.875%, 05/31/2025	5,995	6,348
2.875%, 08/15/2028	11,139	11,970
2.750%, 09/30/2020	11,820	11,944
2.750%, 08/15/2021	7,542	7,698
2.750%, 05/31/2023	65	67
2.750%, 08/31/2025	8,160	8,594
2.625%, 07/31/2020	19,999	20,146
2.625%, 08/31/2020	7,755	7,819
2.625%, 05/15/2021	3,090	3,138
2.625%, 03/31/2025	1,923	2,008
2.625%, 02/15/2029	17,468	18,420
2.500%, 06/30/2020	909	914
2.500%, 12/31/2020	13,893	14,028
2.500%, 01/31/2021	9,450	9,549
2.375%, 04/15/2021	963	973
2.375%, 05/15/2029	56,551	58,440
2.250%, 03/31/2021	7,239	7,295
2.250%, 04/30/2021	23,047	23,240

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.250%, 04/15/2022	$1,671	$1,695
2.250%, 04/30/2024	4,105	4,198
2.250%, 11/15/2025	3,438	3,521
2.125%, 01/31/2021	1,514	1,521
2.125%, 05/31/2021	50,926	51,272
2.125%, 08/15/2021	716	721
2.125%, 05/15/2022	2,929	2,962
2.125%, 03/31/2024	4,285	4,357
2.125%, 05/31/2026	9,433	9,591
2.000%, 08/31/2021	5,840	5,871
2.000%, 04/30/2024	9,293	9,394
2.000%, 05/31/2024	66,819	67,605
2.000%, 08/15/2025	3,031	3,060
1.875%, 12/31/2019	1,745	1,744
1.750%, 05/31/2022	83	83
1.750%, 06/15/2022	4,273	4,279
1.750%, 06/30/2024	75,567	75,534
1.625%, 06/30/2020	4,505	4,490
1.625%, 07/31/2020	11,235	11,198
1.625%, 08/31/2022	4,954	4,938
1.625%, 04/30/2023	3,127	3,115
1.625%, 02/15/2026	11,504	11,336
1.500%, 05/31/2020	14,840	14,772
1.500%, 07/15/2020	99	98
1.375%, 05/31/2020	8,680	8,630
1.375%, 08/31/2020	11,416	11,345
1.375%, 01/31/2021	1,866	1,853
1.125%, 02/28/2021	13,197	13,048

Total U.S. Treasury Obligations (Cost $951,212) ($ Thousands)		977,072

ASSET-BACKED SECURITIES — 7.9%

Automotive — 1.3%

Ally Auto Receivables Trust, Ser 2017-1, Cl A3
1.700%, 06/15/2021	603	602
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	333	338
Avis Budget Rental Car Funding AESOP, Ser 2019-1A, Cl A
3.450%, 03/20/2023 (C)	209	214
Avis Budget Rental Car Funding AESOP, Ser 2019-2A, Cl A
3.350%, 09/22/2025 (C)	1,735	1,788
Bank of The West Auto Trust, Ser 2019-1, Cl A2
2.400%, 10/17/2022 (C)	1,480	1,481
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	29	29

36	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A4
1.630%, 01/20/2021	$85	$85
Capital One Prime Auto Receivables Trust, Ser 2019-1, Cl A2
2.580%, 04/15/2022	835	838
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	1,325	1,340
Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/2023	995	997
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (C)	1,705	1,704
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	2,295	2,291
Ford Credit Auto Owner Trust, Ser 2017-1, Cl A
2.620%, 08/15/2028 (C)	444	449
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (C)	2,387	2,392
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	2,759	2,844
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (C)	1,077	1,128
Ford Credit Auto Owner Trust, Ser 2019-1, Cl A
3.520%, 07/15/2030 (C)	1,975	2,065
Ford Credit Auto Owner Trust, Ser 2019-A, Cl A2A
2.780%, 02/15/2022	1,680	1,687
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl A1
1.950%, 11/15/2021	395	394
Foursight Capital Automobile Receivables Trust, Ser 2018-1, Cl A3
3.240%, 09/15/2022 (C)	800	805
GM Financial Automobile Leasing Trust, Ser 2019-1, Cl A2A
2.910%, 04/20/2021	360	361
GM Financial Automobile Leasing Trust, Ser 2019-2, Cl A2A
2.670%, 06/21/2021	395	397
GM Financial Automobile Leasing Trust, Ser 2019-2, Cl A4
2.720%, 03/20/2023	552	558
GM Financial Consumer Automobile Receivables Trust, Ser 2018-3, Cl A2A
2.740%, 07/16/2021	627	628

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2019-1, Cl A2
2.990%, 03/16/2022	$1,118	$1,123
Hertz Fleet Lease Funding, Ser 2017-1, Cl A2
2.130%, 04/10/2031 (C)	368	368
Hertz Fleet Lease Funding, Ser 2019-1, Cl D
3.440%, 01/10/2033 (C)	1,580	1,598
Hertz Vehicle Financing II, Ser 2015-1A, Cl C
4.350%, 03/25/2021 (C)	650	653
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	902	904
Hertz Vehicle Financing II, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	1,138	1,146
Hertz Vehicle Financing II, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (C)	487	487
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	1,016	1,021
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	879	895
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	1,790	1,821
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (C)	1,508	1,548
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (C)	2,613	2,670
Hertz Vehicle Financing, Ser 2018-2A, Cl A
3.650%, 06/27/2022 (C)	1,028	1,049
Hertz Vehicle Financing, Ser 2018-3A, Cl A
4.030%, 07/25/2024 (C)	996	1,042
Honda Auto Receivables Owner Trust, Ser 2019-2, Cl A2
2.570%, 12/21/2021	1,355	1,359
Hyundai Auto Lease Securitization Trust, Ser 2019-A, Cl A2
2.920%, 07/15/2021 (C)	430	432
Hyundai Auto Receivables Trust, Ser 2018-B, Cl A2
3.040%, 06/15/2021	300	301
Hyundai Auto Receivables Trust, Ser 2019-A, Cl A2
2.670%, 12/15/2021	615	617
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	181	182
Mercedes-Benz Auto Lease Trust, Ser 2019-A, Cl A3
3.100%, 11/15/2021	675	682
Nissan Auto Lease Trust, Ser 2019-A, Cl A2
2.710%, 07/15/2021	1,255	1,260
Nissan Auto Receivables Owner Trust, Ser 2019-B, Cl A2
2.560%, 03/15/2022	1,290	1,294

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	37

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2017-1A, Cl B
2.390%, 05/16/2022 (C)	$1,965	$1,963
Santander Retail Auto Lease Trust, Ser 2019-A, Cl A2
2.720%, 01/20/2022 (C)	1,135	1,141
Santander Retail Auto Lease Trust, Ser 2019-A, Cl A3
2.770%, 06/20/2022 (C)	502	509
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (C)	1,789	1,810
Toyota Auto Receivables Owner Trust, Ser 2019-B, Cl A2A
2.590%, 02/15/2022	545	547
World Omni Auto Receivables Trust, Ser 2016-A, Cl A4
1.950%, 05/16/2022	1,052	1,049

		54,886

Credit Cards — 0.1%

CARDS II Trust, Ser 2019-1A, Cl A
2.839%, VAR ICE LIBOR USD 1 Month+0.390%, 05/15/2024 (C)	750	749
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	661	659
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl A
3.460%, 07/15/2025	341	351
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl A
2.490%, 04/15/2026	560	560

		2,319

Mortgage Related Securities — 0.6%

ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
2.844%, VAR ICE LIBOR USD 1 Month+0.440%, 12/25/2035	86	86
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
3.480%, VAR ICE LIBOR USD 1 Month+1.050%, 10/27/2008	505	489
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
2.654%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	716	716
Argent Securities, Ser 2003-W5, Cl M1
3.480%, VAR ICE LIBOR USD 1 Month+1.050%, 10/25/2033	142	142

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset Backed Securities I Trust, Ser 2004-HE6, Cl M1
3.259%, VAR ICE LIBOR USD 1 Month+0.855%, 08/25/2034	$2,599	$2,589
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
3.379%, VAR ICE LIBOR USD 1 Month+0.975%, 12/25/2034	419	421
Centex Home Equity, Ser 2006-A, Cl AV4
2.654%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	1,431	1,428
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	276	289
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	8	8
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
2.644%, VAR ICE LIBOR USD 1 Month+0.240%, 08/25/2036	5,146	5,134
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl M1
2.694%, VAR ICE LIBOR USD 1 Month+0.290%, 08/25/2036	4,960	4,874
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
2.684%, VAR ICE LIBOR USD 1 Month+0.280%, 05/25/2037	5,500	4,802
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
3.079%, VAR ICE LIBOR USD 1 Month+0.675%, 12/25/2034	534	528
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
3.124%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (C)	118	116
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
2.844%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	571	572
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
2.624%, VAR ICE LIBOR USD 1 Month+0.220%, 01/25/2036	1,530	1,521
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.655%, 06/25/2033	4	4
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	23	22

		23,741

38	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other Asset-Backed Securities — 5.9%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
3.504%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (C)	$1,731	$1,751
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (C)	505	513
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2005-R10, Cl M1
2.814%, VAR ICE LIBOR USD 1 Month+0.410%, 01/25/2036	969	970
Apidos CLO XXI, Ser 2018-21A, Cl A1R
3.531%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (C)	620	620
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (C)	1,870	1,887
Babson CLO, Ser 2017-IA, Cl AR
3.392%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	1,175	1,171
Barings BDC Static CLO, Ser 2019-1A, Cl A1
3.544%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (C)	890	888
Brazos Higher Education Authority, Ser 2010- 1, Cl A2
3.721%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	3,050	3,110
Brazos Higher Education Authority, Ser 2011-2, Cl A3
3.580%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	2,150	2,171
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
2.834%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2031 (C)	54	53
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
3.362%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (C)	1,620	1,616
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.033%, 11/25/2034	55	58
CIT Education Loan Trust, Ser 2007-1, Cl A
2.439%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	1,851	1,767
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.249%, 03/25/2037	1,970	2,105
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl M1
5.249%, 03/25/2037	1,430	1,557

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	$1,845	$1,844
College Avenue Student Loans, Ser 2017-A, Cl A1
4.054%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	851	863
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	466	491
Commonbond Student Loan Trust, Ser 2018-BGS, Cl A1
3.560%, 09/25/2045 (C)	4,674	4,810
Commonbond Student Loan Trust, Ser 2018-CGS, Cl A1
3.870%, 02/25/2046 (C)	2,188	2,272
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)(D)	1,487	1,526
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
2.904%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	495	492
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
2.944%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	365	365
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
3.204%, VAR ICE LIBOR USD 1 Month+0.800%, 10/25/2047	2,007	1,949
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
2.534%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	466	449
CSMC Trust, Ser 2017-RPL1, Cl M2
3.088%, 07/25/2057 (B)(C)	1,760	1,437
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
2.694%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	93	92
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (C)	2,120	2,120
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (C)	194	197
Dryden 61 CLO, Ser 2018-61A, Cl A1
3.748%, VAR ICE LIBOR USD 3 Month+1.160%, 01/17/2032 (C)	1,250	1,247
Dryden 71 CLO, Ser 2019-71A, Cl A
3.843%, VAR ICE LIBOR USD 3 Month+1.150%, 01/15/2029 (C)	3,000	3,010

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	39

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
3.497%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	$1,150	$1,140
Earnest Student Loan Program, Ser 2016-D, Cl A2
2.720%, 01/25/2041 (C)	410	412
Educational Funding of the South, Ser 2011-1, Cl A2
3.230%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	953	945
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl M2
4.087%, 09/25/2028 (B)(C)	2,000	2,015
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
3.404%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	503	491
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl M1
3.139%, VAR ICE LIBOR USD 1 Month+0.735%, 09/25/2035	767	771
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/2021	1,350	1,349
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	1,995
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	859	858
GoldenTree Loan Opportunities IX, Ser 2018-9A, Cl AR2
3.692%, VAR ICE LIBOR USD 3 Month+1.110%, 10/29/2029 (C)	3,000	2,994
GSAMP Trust, Ser 2003-SEA, Cl A1
2.804%, VAR ICE LIBOR USD 1 Month+0.400%, 02/25/2033	803	798
GSAMP Trust, Ser 2006-HE1, Cl A2D
2.714%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	293	293
GSAMP Trust, Ser 2006-HE3, Cl A2D
2.654%, VAR ICE LIBOR USD 1 Month+0.250%, 05/25/2046	3,300	3,152
GSAMP Trust, Ser 2006-NC1, Cl A3
2.694%, VAR ICE LIBOR USD 1 Month+0.290%, 02/25/2036	1,849	1,852
Higher Education Funding, Ser 2014-1, Cl A
3.571%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	1,955	1,963
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (C)	317	315

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/2028 (C)	$856	$861
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
2.584%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	223	222
HSI Asset Securitization Trust, Ser 2006-OPT4, Cl 1A1
2.574%, VAR ICE LIBOR USD 1 Month+0.170%, 03/25/2036	1,166	1,160
Hyundai Floorplan Master Owner Trust, Ser 2019-1, Cl A
2.680%, 04/15/2024 (C)	829	838
JFIN CLO, Ser 2017-2A, Cl A1AR
3.762%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (C)	355	355
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	963	1,030
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,303	1,358
LCM XXI, Ser 2018-21A, Cl AR
3.472%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	1,290	1,288
LMREC, Ser CRE2, Cl A
4.137%, VAR LIBOR USD 1 Month+1.700%, 11/24/2031 (C)	392	393
Magnetite VII, Ser 2018-7A, Cl A1R2
3.397%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (C)	1,000	989
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,242	2,394
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (B)(C)	1,941	1,954
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
8.791%, 02/26/2029 (B)(C)	930	1,012
Nationstar HECM Loan Trust, Ser 2018-1A, Cl M2
3.469%, 02/25/2028 (B)(C)	1,115	1,120
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
3.994%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	1,330	1,357
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
3.094%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	205	205
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	208	208

40	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
4.544%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	$599	$617
Navient Private Education Loan Trust, Ser 2017-A, Cl A2B
3.294%, VAR ICE LIBOR USD 1 Month+0.900%, 12/16/2058 (C)	1,884	1,890
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	423	439
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	475	483
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	526	540
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	1,816	1,900
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	2,108	2,171
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	1,499	1,531
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	1,761	1,768
Navient Student Loan Trust, Ser 2014-1, Cl A3
2.940%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	4,436	4,376
Navient Student Loan Trust, Ser 2014-2, Cl A
3.070%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	2,658	2,617
Navient Student Loan Trust, Ser 2014-3, Cl A
3.024%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,753	2,712
Navient Student Loan Trust, Ser 2014-4, Cl A
3.024%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	1,917	1,866
Navient Student Loan Trust, Ser 2015-1, Cl A2
3.004%, VAR ICE LIBOR USD 1 Month+0.600%, 04/25/2040	2,200	2,177
Navient Student Loan Trust, Ser 2016-1A, Cl A
3.104%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	2,006	2,003
Navient Student Loan Trust, Ser 2016-2A, Cl A3
3.904%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2065 (C)	1,270	1,305

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-3A, Cl A2
3.254%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	$394	$396
Navient Student Loan Trust, Ser 2017-1A, Cl A3
3.554%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/2066 (C)	1,000	1,010
Navient Student Loan Trust, Ser 2017-3A, Cl A3
3.454%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	2,900	2,903
Navient Student Loan Trust, Ser 2017-5A, Cl A
3.204%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (C)	693	688
Navient Student Loan Trust, Ser 2018-EA, Cl A2
4.000%, 12/15/2059 (C)	1,170	1,235
Navient Student Loan Trust, Ser 2019-2A, Cl A2
3.404%, VAR ICE LIBOR USD 1 Month+1.000%, 02/27/2068 (C)	1,077	1,079
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	1,416	1,462
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
2.760%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	770	752
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
2.740%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	1,387	1,357
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
2.690%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	3,309	3,277
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.443%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	2,965	2,905
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
2.463%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	3,813	3,788
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
2.523%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	573	553
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
2.699%, VAR ICE LIBOR USD 3 Month+0.350%, 03/25/2026 (C)	67	66
Nelnet Student Loan Trust, Ser 2010-2A, Cl A
3.199%, VAR ICE LIBOR USD 3 Month+0.850%, 09/25/2048 (C)	2,814	2,818
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
3.254%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2048 (C)	385	386

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	41

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2012-4A, Cl A
3.104%, VAR ICE LIBOR USD 1 Month+0.700%, 09/27/2038 (C)	$926	$926
Nelnet Student Loan Trust, Ser 2013-1A, Cl A
3.004%, VAR ICE LIBOR USD 1 Month+0.600%, 06/25/2041 (C)	712	703
Nelnet Student Loan Trust, Ser 2014-1A, Cl A
2.974%, VAR ICE LIBOR USD 1 Month+0.570%, 09/25/2041 (C)	471	467
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
3.254%, VAR ICE LIBOR USD 1 Month+0.850%, 07/27/2037 (C)	950	943
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
3.354%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	2,155	2,130
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
3.004%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/2047 (C)	927	920
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
3.204%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	1,633	1,636
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
3.174%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (C)	780	774
Nelnet Student Loan Trust, Ser 2017-3A, Cl A
3.254%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2066 (C)	1,116	1,120
Nelnet Student Loan Trust, Ser 2018-3A, Cl A2
2.844%, VAR ICE LIBOR USD 1 Month+0.440%, 09/27/2066 (C)	486	483
Ocean Trails CLO IV, Ser 2017-4A, Cl AR
3.435%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (C)	1,018	1,017
Octagon Investment Partners 25, Ser 2018-1A, Cl AR
3.392%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (C)	910	907
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (C)	933	946
Origen Manufactured Housing, Ser 2006-A, Cl A2
4.335%, 10/15/2037 (B)	1,427	1,364
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
3.837%, 08/25/2035 (B)(C)	1,390	1,410
RAMP Trust, Ser 2006-RZ1, Cl M1
2.804%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2036	70	70

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
RAMP Trust, Ser 2006-RZ3, Cl M1
2.754%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	$6,530	$6,509
RMF Buyout Issuance Trust, Ser 2018-1, Cl A
3.436%, 11/25/2028 (B)(C)	1,362	1,362
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	637	679
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	840	875
Scholar Funding Trust, Ser 2011-A, Cl A
3.482%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (C)	691	688
SLC Student Loan Trust, Ser 2005-2, Cl A4
2.570%, VAR ICE LIBOR USD 3 Month+0.160%, 12/15/2039	937	904
SLC Student Loan Trust, Ser 2005-3, Cl A4
2.560%, VAR ICE LIBOR USD 3 Month+0.150%, 12/15/2039	1,240	1,176
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
2.740%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/2024	915	912
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
2.720%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038	1,560	1,521
SLM Student Loan Trust, Ser 2003-1, Cl A5C
3.160%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	804	773
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.610%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	2,645	2,640
SLM Student Loan Trust, Ser 2005-3, Cl A6
2.730%, VAR ICE LIBOR USD 3 Month+0.150%, 04/25/2040	910	871
SLM Student Loan Trust, Ser 2005-4, Cl A4
2.750%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2040	3,000	2,831
SLM Student Loan Trust, Ser 2006-1, Cl A5
2.690%, VAR ICE LIBOR USD 3 Month+0.110%, 07/26/2021	2,432	2,419
SLM Student Loan Trust, Ser 2006-10, Cl A6
2.730%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	2,836	2,737
SLM Student Loan Trust, Ser 2006-2, Cl A6
2.750%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	497	483
SLM Student Loan Trust, Ser 2006-3, Cl A5
2.680%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021	1,443	1,427

42	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2006-8, Cl A6
2.740%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	$2,440	$2,317
SLM Student Loan Trust, Ser 2007-1, Cl A6
2.720%, VAR ICE LIBOR USD 3 Month+0.140%, 01/27/2042	1,966	1,876
SLM Student Loan Trust, Ser 2007-2, Cl A4
2.640%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	2,026	1,978
SLM Student Loan Trust, Ser 2007-7, Cl B
3.330%, VAR ICE LIBOR USD 3 Month+0.750%, 10/27/2070	1,050	970
SLM Student Loan Trust, Ser 2008-2, Cl A3
3.521%, VAR ICE LIBOR USD 3 Month+0.750%, 04/25/2023	983	977
SLM Student Loan Trust, Ser 2008-2, Cl B
3.780%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	685	651
SLM Student Loan Trust, Ser 2008-3, Cl B
3.780%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	685	649
SLM Student Loan Trust, Ser 2008-4, Cl A4
4.421%, VAR ICE LIBOR USD 3 Month+1.650%, 07/25/2022	800	808
SLM Student Loan Trust, Ser 2008-4, Cl B
4.430%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	685	693
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.280%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	145	147
SLM Student Loan Trust, Ser 2008-5, Cl B
4.430%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	685	689
SLM Student Loan Trust, Ser 2008-6, Cl A4
3.680%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	3,906	3,906
SLM Student Loan Trust, Ser 2008-6, Cl B
4.430%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	694
SLM Student Loan Trust, Ser 2008-7, Cl B
4.430%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	694
SLM Student Loan Trust, Ser 2008-8, Cl B
4.830%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	685	698
SLM Student Loan Trust, Ser 2008-9, Cl A
4.271%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	1,794	1,814
SLM Student Loan Trust, Ser 2008-9, Cl B
4.830%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	685	700

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2009-3, Cl A
3.154%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2045 (C)	$664	$654
SLM Student Loan Trust, Ser 2010-1, Cl A
2.804%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	444	431
SLM Student Loan Trust, Ser 2012-1, Cl A3
3.380%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	2,166	2,138
SLM Student Loan Trust, Ser 2012-2, Cl A
3.104%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,842	1,804
SLM Student Loan Trust, Ser 2012-6, Cl A3
3.154%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	414	410
SLM Student Loan Trust, Ser 2013-B, Cl A2B
3.494%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (C)	31	31
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	21	21
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	428	424
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
3.394%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	807	811
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
3.794%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	395	400
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	1,481	1,490
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
3.894%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	2,018	2,054
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	723	721
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
3.844%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	2,321	2,362
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (C)	1,949	1,938
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
3.494%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	757	761

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	43

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
3.294%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	$2,450	$2,457
SMB Private Education Loan Trust, Ser 2017-B, Cl A2B
3.144%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	1,738	1,737
SMB Private Education Loan Trust, Ser 2018-A, Cl A2B
3.194%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2036 (C)	426	425
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (C)	337	353
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (C)	1,593	1,652
SoFi Consumer Loan Program Trust, Ser 2017-4, Cl A
2.500%, 05/26/2026 (C)	2,004	2,006
SoFi Consumer Loan Program Trust, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (C)	371	371
SoFi Consumer Loan Program Trust, Ser 2018-1, Cl A2
3.140%, 02/25/2027 (C)	100	101
SoFi Consumer Loan Program Trust, Ser 2018-2, Cl A2
3.350%, 04/26/2027 (C)	425	429
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (C)	1,432	1,437
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (C)	1,340	1,347
SoFi Consumer Loan Program, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (C)	220	220
SoFi Professional Loan Program, Ser 2016-D, Cl A1
3.354%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	112	113
SoFi Professional Loan Program, Ser 2016-E, Cl A1
3.254%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	262	262
SoFi Professional Loan Program, Ser 2017-A, Cl A1
3.104%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	254	254

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program, Ser 2017-E, Cl A1
2.904%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)		$191	$191
SoFi Professional Loan Program, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)		2,162	2,166
South Carolina Student Loan, Ser 2015-A, Cl A
3.904%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2036		1,382	1,385
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
2.954%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034		495	487
Structured Asset Investment Loan Trust, Ser 2005-HE1, Cl M1
2.874%, VAR ICE LIBOR USD 1 Month+0.470%, 07/25/2035		742	743
TCI-Flatiron CLO, Ser 2016-1A, Cl AR
3.808%, VAR ICE LIBOR USD 3 Month+1.220%, 07/17/2028 (C)		1,500	1,500
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)		1,992	2,001
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
3.004%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (C)		1,607	1,603
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039		430	444
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)		206	206
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)		1,097	1,094
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (C)		1,220	1,218
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (C)		1,780	1,776
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl A4
2.654%, VAR ICE LIBOR USD 1 Month+0.250%, 07/25/2036		639	638

			244,508

Total Asset-Backed Securities (Cost $318,727) ($ Thousands)			325,454

SOVEREIGN DEBT — 2.2%

Abu Dhabi Government International Bond
2.500%, 10/11/2022 (C)		1,850	1,863
Argentine Bonos del Tesoro
18.200%, 10/03/2021	ARS	19,870	321

44	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Argentine Republic Government International Bond
7.625%, 04/22/2046 (E)		$180	$143
7.500%, 04/22/2026		470	397
7.125%, 07/06/2036		220	170
6.875%, 04/22/2021		190	167
6.875%, 01/11/2048		2,010	1,487
5.625%, 01/26/2022		1,300	1,096
3.750%, 5.250%, 03/31/2029, 12/31/2038 (E)(F)		1,460	852
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL	23,399	6,445
10.000%, 01/01/2023		3,994	1,144
10.000%, 01/01/2027		571	170
Brazilian Government International Bond
5.625%, 01/07/2041		$1,120	1,200
5.000%, 01/27/2045		3,400	3,361
4.625%, 01/13/2028		4,440	4,658
2.625%, 01/05/2023		200	198
China Government Bond
3.390%, 05/21/2025	CNY	2,000	294
3.310%, 11/30/2025		11,500	1,680
Colombia Government International Bond
5.625%, 02/26/2044		$1,510	1,786
5.200%, 05/15/2049		315	357
5.000%, 06/15/2045 (E)		830	916
Ecuador Government International Bond
7.875%, 01/23/2028 (C)		380	376
Egypt Government International Bond
5.577%, 02/21/2023 (C)		410	416
Export-Import Bank of India
3.375%, 08/05/2026 (C)		350	350
Indonesia Government International Bond
5.875%, 03/13/2020		240	246
5.875%, 01/15/2024 (C)		840	941
5.250%, 01/08/2047 (C)		400	462
5.125%, 01/15/2045 (C)		400	451
4.350%, 01/11/2048		460	475
3.850%, 07/18/2027 (C)		800	826
3.750%, 04/25/2022 (C)		740	759
3.500%, 01/11/2028 (E)		400	402
3.400%, 09/18/2029		429	431
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,851
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)		660	760
Kenya Government International Bond
7.250%, 02/28/2028 (C)		200	207
6.875%, 06/24/2024		200	213
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		1,230	1,309

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Mexico Government International Bond
6.050%, 01/11/2040		$1,210	$1,444
4.750%, 03/08/2044		9,200	9,603
4.600%, 02/10/2048		575	592
4.500%, 04/22/2029		2,974	3,190
3.750%, 01/11/2028		390	397
3.600%, 01/30/2025		3,300	3,379
Nigeria Government International Bond
7.143%, 02/23/2030 (C)		240	243
6.500%, 11/28/2027 (C)		220	220
Panama Government International Bond
6.700%, 01/26/2036		440	599
4.500%, 05/15/2047		640	722
Paraguay Government International Bond
5.400%, 03/30/2050 (C)		613	680
Peruvian Government International Bond
6.550%, 03/14/2037		1,220	1,720
5.625%, 11/18/2050		600	827
Province of Quebec Canada
2.625%, 02/13/2023		620	634
Provincia de Buenos Aires
9.125%, 03/16/2024 (C)		230	192
7.875%, 06/15/2027 (C)		250	186
6.500%, 02/15/2023 (C)		300	251
Qatar Government International Bond
4.817%, 03/14/2049 (C)		1,440	1,650
4.000%, 03/14/2029 (C)		880	948
3.875%, 04/23/2023		430	451
3.375%, 03/14/2024 (C)		449	464
3.250%, 06/02/2026		200	206
Republic of Poland Government International
Bond
5.000%, 03/23/2022		100	107
4.000%, 01/22/2024		3,067	3,300
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	315,940	5,269
7.650%, 04/10/2030		63,630	1,034
7.000%, 01/25/2023		34,160	539
7.000%, 08/16/2023		231,430	3,642
6.900%, 05/23/2029		236,400	3,648
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030 (C)		$673	760
5.625%, 04/04/2042		1,800	2,111
4.875%, 09/16/2023		200	214
Saudi Government International Bond MTN
2.875%, 03/04/2023 (C)		360	364
Uruguay Government International Bond
5.100%, 06/18/2050 (E)		650	731

Total Sovereign Debt (Cost $85,932) ($ Thousands)			89,497

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	45

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 0.9%
1011778 BC ULC / New Red Finance, Term Loan B3, 1st Lien
4.689%, VAR LIBOR+2.250%, 02/16/2024	$128	$127
4.652%, VAR LIBOR+2.250%, 02/16/2024	159	158
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
10.277%, VAR LIBOR+3.250%, 04/28/2022	470	442
Albertson’s LLC, 218 Term B-7 Loan, 1st Lien
5.402%, 11/17/2025	184	182
Albertson’s LLC, Term B-6 Loan, 1st Lien, Ser 2017-1
5.439%, VAR LIBOR+3.000%, 06/22/2023	799	798
American Axle & Manufacturing, Inc., Term Loan B, 1st Lien
4.840%, VAR LIBOR+2.250%, 04/06/2024	66	65
4.660%, VAR LIBOR+2.250%, 04/06/2024	41	39
Aramark Intermediate HoldCo Corp., Term Loan B, 1st Lien
4.080%, VAR LIBOR+1.750%, 03/11/2025	424	422
Asurion LLC, Term Loan B, 1st Lien
5.402%, 11/03/2024	528	527
Asurion, Cov-Lite, Term Loan B4, 1st Lien
5.439%, VAR LIBOR+2.750%, 08/04/2022	806	804
Athenahealth, Inc., Term Loan B, 1st Lien
11.035%, 02/11/2026	990	987
Atlantic Aviation FBO, Term Loan B, 1st Lien
6.190%, 12/06/2025	159	160
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1st Lien
4.133%, VAR LIBOR+2.000%, 01/15/2025	1,093	1,091
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
8.093%, VAR LIBOR+3.000%, 06/02/2025	432	431
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
4.412%, VAR LIBOR+2.000%, 10/01/2022	410	407
Blackstone CQP Holdco LP, Initial Term Loan, 1st Lien
4.902%, 06/07/2024	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Boyd Gaming Corporation, Refinancing Term B Loan
4.622%, VAR LIBOR+2.500%, 09/15/2023	$89	$89
Brightspring Health, Term Loan, 1st Lien
4.500%, 03/05/2026	9	9
Brightview Landscapes LLC, Initial Term Loan, 1st Lien
5.000%, 08/15/2025	72	72
4.938%, 08/15/2025	86	86
Brookfield WEC Holdings Inc., Initial Term Loan, 1st Lien
5.902%, 08/01/2025	30	30
Caesars Resort Collection LLC, Term Loan B, 1st Lien
5.152%, VAR LIBOR+2.750%, 12/23/2024	667	655
CBS Radio Inc., Additional Term B-1 Loan, 1st Lien
5.152%, VAR LIBOR+2.750%, 11/18/2024	32	32
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
5.189%, VAR LIBOR+2.750%, 03/01/2024	468	464
5.152%, VAR US LIBOR+2.750%, 03/01/2024	485	481
Charter Communications Operating LLC, Term Loan B, 1st Lien
4.330%, VAR LIBOR+2.000%, 04/30/2025	276	276
Citadel Securities, Term Loan B, 1st Lien
4.902%, 02/20/2026	500	500
CityCenter Holdings, LLC, Term B Loan, 1st Lien
4.652%, VAR LIBOR+2.250%, 04/18/2024	62	62
Dell International LLC (EMC Corporation), Refinancing Term B Loan
4.410%, VAR LIBOR+2.000%, 09/07/2023	195	194
Delos Finance, New Loan (2018), 1st Lien
4.351%, VAR LIBOR+1.750%, 10/06/2023	675	674
Digicert, Term Loan B-2
6.439%, 10/31/2024	1,267	1,261
Edelman Financial Center, Term Loan B
5.644%, 07/21/2025	418	416
First Data Corporation, 2022D New Dollar
Term Loan, Ser 2022-D
4.404%, VAR LIBOR+2.000%, 07/08/2022	25	25

46	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
First Data Corporation, Term Loan, 1st Lien, Ser 2024-A
4.404%, VAR LIBOR+2.000%, 04/26/2024	$420	$419
First Eagle Holdings, Inc. (fka Arnhold and S. Bleichroeder Holdings, Inc.), Refinancing Term Loan
5.080%, 12/02/2024	309	308
Flying Fortress Holdings, LLC (fka Flying Fortress Inc.), New Loan (2018), 1st Lien
4.351%, VAR LIBOR+1.750%, 10/30/2022	560	559
Focus Financial Partners, LLC, 1st Lien
4.939%, 07/03/2024	40	40
Four Seasons, 1st Lien
4.402%, 11/30/2023	267	266
Golden Nugget Inc., Term Loan B, 1st Lien
5.189%, VAR LIBOR+2.750%, 10/04/2023	138	137
5.144%, VAR LIBOR+2.750%, 10/04/2023	110	109
HC Group Holdings II, Inc., Term Loan 1st Lien
3.928%, 05/22/2026	470	468
HCA Inc., Tranche B-10 Term Loan
4.330%, VAR LIBOR+2.000%, 03/13/2025	334	334
Hilton Worldwide Holdings Inc., Term Loan, 1st Lien
4.180%, VAR LIBOR+1.750%, 10/25/2023	428	428
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
10.902%, 08/27/2025 (G)	640	641
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
6.904%, 11/27/2023	250	247
Intrawest ULC, Term Loan, 1st Lien
5.439%, VAR LIBOR+3.250%, 07/31/2024	577	574
Jaguar Holding Co I, Term Loan, 1st Lien
4.939%, VAR LIBOR+2.500%, 08/18/2022	243	242
Jane Street Group, LLC, Dollar Term Loan (2018), 1st Lien
5.402%, 08/25/2022	139	138
Level 3 Financing, Inc., Term Loan B, 1st Lien
4.717%, VAR LIBOR+2.250%, 02/22/2024	1,248	1,237
LPL Holdings, Term Loan B (2017)
4.654%, 09/23/2024	109	109

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
McAfee, LLC, Term B USD Loan
6.152%, 09/30/2024	$329	$328
MGM Growth Properties, Term B Loan, 1st Lien
4.402%, VAR LIBOR+2.000%,
04/25/2023	244	242
Michaels Stores, Inc., 2018 New Replacement Term B Loan
4.929%, VAR LIBOR+2.500%, 01/30/2023	299	289
4.904%, VAR LIBOR+2.500%, 01/30/2023	114	110
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1st Lien
4.929%, VAR LIBOR+2.500%, 01/30/2023	20	19
Micro Focus, MA FinanceCo
4.902%, 06/21/2024	12	11
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.351%, VAR LIBOR+2.750%, 06/07/2023	1,201	1,147
Nexstar Broadcasting, Term Loan, 1st Lien
4.490%, 06/19/2026	660	658
Numericable U.S. LLC, Term Loan B, 1st Lien
6.082%, 01/31/2026	289	279
ON Semiconductor Corporation, Term Loan B3, 1st Lien
4.189%, VAR LIBOR+1.750%, 03/31/2023	159	157
Panther BF Aggregator 2 L P, Initial Dollar Term Loan
3.750%, 09/21/2020	1,010	1,002
Party City Holdings Inc., 2018 Replacement Term Loan
4.940%, 08/19/2022	255	254
PCI Gaming Authority, Term B Facility Loan
5.402%, 05/15/2026	530	531
Phoenix Guarantor Inc., Initial Term Loan
6.921%, 03/05/2026	625	621
Post Holdings, Inc., Series A Incremental Term Loan
4.404%, VAR LIBOR+2.000%, 05/24/2024	439	436
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), Refinancing Term B-1 Loan
5.152%, VAR LIBOR+2.750%, 05/02/2022	939	932
Prime Security Services, Term Loan
5.189%, 05/02/2022	114	113

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	47

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Regionalcare Hospital Partners Holdings, Inc., Term B Loan
10.580%, 11/16/2025	$1,076	$1,069
Reynolds Group Holdings Inc., Term Loan, 1st Lien
5.189%, VAR LIBOR+2.750%, 02/05/2023	346	344
5.152%, VAR LIBOR+2.750%, 02/05/2023	583	578
RPI Finance Trust, Initial Term Loan B-6
4.402%, VAR LIBOR+2.000%, 03/27/2023	217	217
Scientific Games International, Inc., Initial Term B-5 Loan
5.152%, 08/14/2024	1,306	1,285
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.902%, VAR LIBOR+2.750%, 06/21/2024	79	77
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.938%, VAR LIBOR+2.500%, 02/02/2024	61	60
Stars Group Holdings B.V., USD Term Loan, 1st Lien
6.101%, 07/10/2025	4	3
5.830%, 07/10/2025	43	43
The Servicemaster Company LLC, Term Loan, 1st Lien
4.939%, 11/08/2023	17	17
TKC Holdings, Inc. Term Loan B
6.160%, 02/01/2023	1,227	1,200
Trans Union, LLC, Term Loan B3, 1st Lien
4.402%, VAR LIBOR+2.000%, 04/10/2023	298	297
UFC Holdings, LLC, Term Loan
5.660%, 04/29/2026	640	638
Unitymedia Finance LLC, Term Loan D, 1st Lien
4.644%, VAR LIBOR+2.250%, 01/15/2026	470	469
Univision Communications Inc., Term Loan, 1st Lien
5.152%, VAR LIBOR+2.750%, 03/15/2024	1,069	1,016
UPC Financing Partnership, Term Loan, 1st Lien
4.894%, VAR LIBOR+2.500%, 01/15/2026	321	320
VICI Properties 1 LLC, Term Loan B, 1st Lien
4.404%, VAR LIBOR+2.000%, 12/20/2024	125	123

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Virgin Media Bristol LLC, K Facility, Term Loan, 1st Lien
4.894%, VAR LIBOR+2.500%, 01/15/2026	$907	$903
Western Digital Corporation, Term Loan B-4
4.152%, VAR LIBOR+1.750%, 04/29/2023	163	160
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.894%, VAR LIBOR+2.500%, 04/15/2025	121	118

Total Loan Participations (Cost $34,780) ($ Thousands)		34,488

MUNICIPAL BONDS — 0.3%

California — 0.1%
California State, Build America Project, GO
6.650%, 03/01/2022	250	275
California State, GO
7.600%, 11/01/2040	145	235
Los Angeles, Community College District, GO
6.750%, 08/01/2049	1,048	1,659
San Jose, Redevelopment Agency Successor Agency, Ser A-T, TA
3.176%, 08/01/2026	1,000	1,049

		3,218

Illinois — 0.0%
Carlyle City, GO
4.762%, 07/15/2019	2	2
Illinois State, GO
5.100%, 06/01/2033 (E)	225	237

		239

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	1,142

New York — 0.2%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,460	1,747
New York City, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	954
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	275	352

48	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-5, RB
Callable 08/01/2027 @ 100
3.280%, 08/01/2029	$595	$618
New York City, Water & Sewer System, RB
5.952%, 06/15/2042	750	1,054
New York State, Dormitory Authority, RB
5.500%, 03/15/2030	400	475
5.289%, 03/15/2033	850	1,026

		6,226

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	532

Texas — 0.0%
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049 (E)	632	981

Total Municipal Bonds (Cost $10,508) ($ Thousands)		12,338

COMMERCIAL PAPER — 0.3%
BNG Bank
2.541%, 07/16/2019 (A)	1,360	1,358
Toronto Dominion Bank
2.536%, 07/25/2019 (A)	10,040	10,022

Total Commercial Paper (Cost $11,382) ($ Thousands)		11,380

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FHLB
2.125%, 02/11/2020	430	430
1.375%, 11/15/2019	1,370	1,366
FNMA
3.082%, 10/09/2019 (A)	5,040	5,009
Tennessee Valley Authority
3.875%, 02/15/2021	1,510	1,558

Total U.S. Government Agency Obligations (Cost $8,311) ($ Thousands)		8,363

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 8.953%	16,025	$442

Total Preferred Stock (Cost $412) ($ Thousands)		442

	Face Amount (Thousands)

CERTIFICATE OF DEPOSIT — 0.1%
Sumitomo Mitsui Bank
2.540%, 07/29/2019	$2,410	2,410

Total Certificate of Deposit (Cost $2,410) ($ Thousands)		2,410

	Shares

AFFILIATED PARTNERSHIP — 4.7%
SEI Liquidity Fund, L.P.
2.400% **†(H)	195,703,900	195,680

Total Affiliated Partnership (Cost $195,677) ($ Thousands)		195,680

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F
2.140%**†	124,989,021	124,989

Total Cash Equivalent (Cost $124,989) ($ Thousands)		124,989

	Face Amount (Thousands)

REPURCHASE AGREEMENT — 0.5%
Deutsche Bank
2.490%, dated 06/28/2019, to be repurchased on 07/01/2019, repurchase price $22,004,565 (collateralized by Treasury Inflation Protected Security, par value $21,542,000, 0.625%, 04/15/2023; total market value $22,452,621) (I)	$22,000	22,000

Total Repurchase Agreement (Cost $22,000) ($ Thousands)		22,000

Total Investments in Securities — 110.6%
(Cost $4,464,471) ($ Thousands)		$4,572,003

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	49

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(J) (Cost $805) ($ Thousands)	27,145,626	$670

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS* — 0.0%

Total Written Options(J) (Premiums Received $1,806) ($ Thousands)	(10,465,478)	$(674)

A list of the exchange traded option contracts held by the Fund at June 30, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options
July 2019, U.S. 10 Year Note W2 Option*	336	$42,903	$127.00	07/20/19	$53
August 2019, U.S. 10 Year Future Option*	400	51,075	126.00	07/20/19	31
July 2019, U.S. 5 Year Note W2 Option *	672	79,275	117.50	07/20/19	68
August 2019, U.S. Bond Future Option*	37	5,735	135.00	07/20/19	–
August 2019, U.S. Bond Future Option*	37	5,735	135.50	07/20/19	–
September 2019, U.S. Bond Future Option*	24	3,720	134.00	08/17/19	1
September 2019, U.S. Bond Future Option*	22	3,410	135.00	08/17/19	1

		191,853			154

Call Options
September 2019, Euro-Bund*	704	138,857	180.50	08/17/19	24
August 2019, U.S. 10 Year Future Option*	409	52,224	128.50	07/20/19	166
September 2019, U.S. 5 Year Future Option*	270	31,851	123.25	08/17/19	4

		222,932			194

Total Purchased Options		$414,785			$348

WRITTEN OPTIONS — 0.0%

Put Options
August 2019, U.S. 10 Year Future Option*	(460)	$(58,736)	$124.50	07/20/19	$(7)
September 2019, U.S. 10 Year Future Option*	(1,302)	(166,249)	122.50	08/17/19	(61)
September 2019, U.S. 10 Year Future Option*	(470)	(60,013)	126.50	08/17/19	(147)
September 2019, U.S. 10 Year Future Option*	(300)	(38,306)	127.00	08/17/19	(136)
August 2019, U.S. 5 Year Future Option*	(644)	(75,972)	116.00	07/20/19	(10)
September 2019, U.S. 5 Year Future Option*	(1,416)	(167,044)	114.75	08/17/19	(33)
August 2019, U.S. Bond Future Option*	(245)	(37,975)	149.00	07/20/19	(16)

		(604,295)			(410)

Call Options
August 2019, U.S. 10 Year Future Option*	(65)	(8,300)	129.00	07/20/19	(17)
September 2019, U.S. 10 Year Future Option*	(167)	(21,324)	129.00	08/17/19	(81)
September 2019, U.S. 10 Year Future Option*	(409)	(52,224)	130.00	08/17/19	(109)

		(81,848)			(207)

Total Written Options		$(686,143)			$(617)

50	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

A list of OTC option contracts held by the Fund at June 30, 2019, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options
July 2019, USD Put EUR Call*	BNP Paribas	20,140,000	$17,844	$1.13	07/20/19	$297

Call Options
August 2019, CNH Put USD Call*	BNP Paribas	5,230,000	37,214	6.94	09/21/19	5
November 2019, USD Call EUR Put*	Citigroup	1,772,715	1,571	1.14	11/16/19	20

Total Purchased Option			$56,629			$322

WRITTEN OPTION — 0.0%

Call Options
August 2019, CNH Put USD Call*	BNP Paribas	(10,460,000)	$(74,428)	7.13	09/21/19	$(57)

Total Written Options			$(74,428)			$(57)

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
30 Day Federal Funds Futures	(78)	Sep-2019	$(31,824)	$(31,838)	$(14)
30 Day Federal Funds Futures	(175)	Aug-2019	(71,198)	(71,198)	–
30 Day Federal Funds Futures	(215)	Feb-2020	(87,717)	(88,108)	(391)
90-Day Euro$	542	Dec-2019	131,442	132,912	1,470
90-Day Euro$	218	Jun-2020	52,909	53,617	708
90-Day Euro$	74	Mar-2021	17,964	18,217	253
Euro-Bob	(174)	Sep-2019	(26,088)	(26,639)	(120)
Euro-BTP	97	Sep-2019	14,002	14,835	593
Euro-Bund	(704)	Sep-2019	(134,448)	(138,488)	(1,472)
Euro-Buxl 30 Year Bond	(5)	Sep-2019	(1,102)	(1,155)	(35)
U.S. 2-Year Treasury Note	2,429	Oct-2019	519,413	522,671	3,258
U.S. 5-Year Treasury Note	(1,957)	Oct-2019	(228,112)	(231,232)	(3,120)
U.S. 5-Year Treasury Note	954	Oct-2019	110,725	112,721	1,996
U.S. 10-Year Treasury Note	1,668	Sep-2019	210,734	213,452	2,718
U.S. Long Treasury Bond	(558)	Sep-2019	(83,392)	(86,821)	(3,429)
U.S. Long Treasury Bond	142	Sep-2019	21,875	22,094	219
U.S. Ultra Long Treasury Bond	826	Sep-2019	140,855	146,667	5,812
Ultra 10-Year U.S. Treasury Note	215	Sep-2019	28,947	29,697	750
Ultra 10-Year U.S. Treasury Note	(266)	Sep-2019	(36,107)	(36,741)	(634)

			$548,878	$554,663	$8,562

A list of the open forward foreign currency contracts held by the Fund at June 30, 2019 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/17/19 - 07/26/19	EUR	10,570	USD	11,909	$(152)
BNP Paribas	09/03/19	USD	773	CNY	5,362	8
Citigroup	07/17/19	USD	—	JPY	—	—
Citigroup	07/17/19	USD	1,725	EUR	1,520	9
Citigroup	07/17/19	GBP	1,835	USD	2,413	76
Citigroup	07/17/19	USD	2,539	AUD	3,563	(38)
Citigroup	07/17/19	USD	7,122	RUB	470,078	312
Citigroup	07/17/19	EUR	7,643	USD	8,631	(86)
Citigroup	07/17/19	USD	10,135	INR	714,230	191
Citigroup	07/17/19	USD	15,024	IDR	216,529,634	277

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	51

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	07/17/19	USD	21,855	BRL	85,275	$364
Citigroup	07/17/19	USD	35,317	CAD	47,052	707
Citigroup	07/17/19	CNY	82,543	USD	12,281	257
Citigroup	09/03/19	CNY	5,362	USD	773	(8)
Citigroup	07/17/19	COP	5,189,635	USD	1,641	24
Citigroup	09/23/19	USD	690	ARS	34,070	22
Deutsche Bank	07/17/19	PHP	300,620	USD	5,749	(117)
Goldman Sachs	07/17/19	RUB	154,802	USD	2,451	2
Goldman Sachs	07/17/19	RUB	142,549	USD	2,253	(1)

						$1,847

A list of the OTC swap agreements held by the Fund at June 30, 2019 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	16,400	$53	$5	$48
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	10,800	35	2	33
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	5,011	16	2	14
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	47,489	154	–	154
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	9,700	31	1	30

							$289	$10	$279

A list of open centrally cleared swap agreements held by the Fund at June 30, 2019, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH GBP - LIBOR	1.271%	Semi-Annually	10/26/2021	GBP	10,354	$(115)	$4	$(119)
2.875%	3-MONTH USD - LIBOR	Quarterly	05/15/2044	USD	11,544	(1,495)	47	(1,542)
3.00%	3-MONTH USD - LIBOR	Quarterly	05/15/2044	USD	13,468	(2,078)	10	(2,088)
3.33%	3-MONTH USD - LIBOR	Quarterly	02/15/2044	USD	13,959	(3,044)	(1)	(3,043)
3 MONTH USD - LIBOR	3.00%	Semi-Annually	02/15/2036	USD	18,209	2,216	10	2,206
1.55%	SD FEDL01	Annually	04/30/2026	USD	36,783	40	45	(5)
1.85%	3-MONTH USD - LIBOR	Quarterly	04/30/2026	USD	6,256	(16)	10	(26)
2.5%	3-MONTH USD - LIBOR	Quarterly	01/31/2026	USD	57,849	(2,463)	(749)	(1,714)
2.25%	3-MONTH USD - LIBOR	Quarterly	12/31/2025	USD	26,040	(698)	131	(829)
2.37%	3-MONTH USD - LIBOR	Quarterly	05/08/2025	USD	13,160	(391)	–	(391)
2.2337	3-MONTH USD - LIBOR	Quarterly	04/11/2025	USD	25,975	(738)	–	(738)
3 MONTH USD - LIBOR	2.3%	Quarterly	04/26/2023	USD	59,372	(337)	4	(341)
3 MONTH USD - LIBOR	2.2825%	Semi-Annually	05/08/2022	USD	32,125	423	–	423
6-MONTH USD - LIBOR	2.25%	Semi-Annually	04/26/2022	USD	58,280	364	13	351
3 MONTH USD - LIBOR	2.2635	Semi-Annually	04/11/2022	USD	63,180	804	–	804
6-MONTH GBP - LIBOR	1.385%	Annually	10/30/2021	GBP	50,975	(396)	(14)	(382)
2.75%	3-MONTH USD - LIBOR	Quarterly	08/15/2044	USD	13,311	(1,406)	(44)	(1,362)
1.498	6-MONTH EUR - EURIBOR	Semi-Annually	08/23/2047	EUR	678	(161)	(1)	(160)

						$(9,491)	$(535)	$(8,956)

52	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.32	Sell	5.00%	Quarterly	06/20/2024	(8,790)	$662	$458	$204
CDX.NA.IG.32	Sell	1.00%	Quarterly	06/20/2024	(41,800)	892	619	273

						$1,554	$1,077	$477

Percentages are based on Net Assets of $4,135,595 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2019.

†	Investment in Affiliated Security.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $529,210 ($ Thousands), representing 12.8% of the Net Assets of the Fund.

(D)	Securities considered illiquid. The total value of such securities as of June 30, 2019 was $3,397 ($ Thousands) and represented 0.1% of the Net Assets of the Fund.

(E)	Certain securities or partial positions of certain securities are on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $112,234 ($ Thousands).

(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(G)	Security is in default on interest payment.

(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2019 was $195,680 ($ Thousands).

(I)	Tri-Party Repurchase Agreement.

(J)	Refer to table below for details on Options Contracts.

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Offshore Yuan

CNY — Chinese Yuan

COP — Colombian Peso

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only

JPY — Japanese Yen

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PHP — Philippine Peso

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TA — Tax Allocation

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$1,542,582	$–	$1,542,582
Corporate Obligations	–	1,225,308	–	1,225,308
U.S. Treasury Obligations	–	977,072	–	977,072
Asset-Backed Securities	–	325,454	–	325,454
Sovereign Debt	–	89,497	–	89,497
Loan Participations	–	34,488	–	34,488
Municipal Bonds	–	12,338	–	12,338
Commercial Paper	–	11,380	–	11,380
U.S. Government Agency Obligations	–	8,363	–	8,363
Preferred Stock	442	–	–	442
Certificate of Deposit	–	2,410	–	2,410
Affiliated Partnership	–	195,680	–	195,680
Cash Equivalent	124,989	–	–	124,989
Repurchase Agreement	–	22,000	–	22,000

Total Investments in Securities	$125,431	$4,446,572	$–	$4,572,003

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	53

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Fixed Income Fund (Continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$670	$–	$–	$670
Written Options	(674)	–	–	(674)
Futures Contracts*
Unrealized Appreciation	17,777	–	–	17,777
Unrealized Depreciation	(9,215)	–	–	(9,215)
Forwards Contracts*
Unrealized Appreciation	–	2,249	–	2,249
Unrealized Depreciation	–	(402)	–	(402)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	279	–	279
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	3,784	–	3,784
Unrealized Depreciation	–	(12,740)	–	(12,740)
Credit Default Swaps*
Unrealized Appreciation	–	477	–	477

Total Other Financial Instruments	$8,558	$(6,353)	$–	$2,205

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

*Futures contracts, forwards contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$106,255	$1,246,515	$(1,157,168)	$61	$17	$195,680	195,703,900	$170	$—
SEI Daily Income Trust, Government Fund, Cl F	198,093	2,004,497	(2,077,601)	—	—	124,989	124,989,021	1,476	—

Totals	$304,348	$3,251,012	$(3,234,769)	$61	$17	$320,669	320,692,921	$1,646	$—

As of June 30, 2019, the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $50.6 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$-	$1,549,438	$1,549,438
Maximum potential amount of future payments	-	-	-	50,590,000	50,590,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	-	-	$41,800,000	$-	$-	$41,800,000
301-400	-	-	8,790,000	-	-	8,790,000
Total	-	-	$50,590,000	$-	$-	$50,590,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

54	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 73.6%

Communication Services — 12.2%
Altice France
6.250%, 05/15/2024 (A)	$561	$578
AMC Entertainment Holdings
5.875%, 11/15/2026	19	17
5.750%, 06/15/2025	145	134
AMC Networks
5.000%, 04/01/2024	445	458
4.750%, 08/01/2025	4,125	4,166
C&W Senior Financing DAC
7.500%, 10/15/2026 (A)	750	782
CB Escrow
8.000%, 10/15/2025 (A)	2,285	1,942
CCO Holdings
5.875%, 04/01/2024 (A)	2,365	2,471
5.750%, 02/15/2026 (A)	4,182	4,386
5.500%, 05/01/2026 (A)	3,765	3,940
5.375%, 05/01/2025 (A)	2,020	2,088
5.375%, 06/01/2029 (A)	825	852
5.125%, 05/01/2027 (A)	4,198	4,347
5.000%, 02/01/2028 (A)	865	883
CenturyLink
7.500%, 04/01/2024	1,410	1,560
6.750%, 12/01/2023	1,640	1,769
5.800%, 03/15/2022	1,044	1,088
5.625%, 04/01/2025	1,952	1,991
Cincinnati Bell
7.000%, 07/15/2024 (A)	205	181
Cinemark USA
4.875%, 06/01/2023	435	440
Clear Channel Communications
0.000%, 03/01/2021 (B)	1,471	–
Clear Channel Worldwide Holdings
9.250%, 02/15/2024 (A)	5,595	6,070
6.500%, 11/15/2022	3,185	3,248
0.000%, 03/01/2021 (B)	1,471	–
Cogent Communications Group
5.625%, 04/15/2021 (A)	940	953
5.375%, 03/01/2022 (A)	610	631
Consolidated Communications
6.500%, 10/01/2022	1,651	1,539
Digicel
6.000%, 04/15/2021 (A)	1,525	1,140
Digicel Group
6.750%, 03/01/2023 (A)	1,305	731
Digicel International Finance
8.750%, 05/25/2024 (A)	826	781
DISH DBS
7.750%, 07/01/2026	565	548
5.875%, 11/15/2024	8,999	8,515
5.000%, 03/15/2023	3,665	3,542

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DISH Network
3.375%, 08/15/2026	$425	$413
DKT Finance ApS
9.375%, 06/17/2023 (A)	2,880	3,118
EW Scripps
5.125%, 05/15/2025 (A)	1,570	1,507
Frontier Communications
11.000%, 09/15/2025	3,272	2,029
10.500%, 09/15/2022	4,331	2,934
8.500%, 04/01/2026 (A)	1,425	1,382
8.000%, 04/01/2027 (A)	1,508	1,568
7.625%, 04/15/2024	1,890	1,072
7.125%, 01/15/2023	2,065	1,234
6.875%, 01/15/2025	4,535	2,540
Gannett
5.500%, 09/15/2024 (A)	1,425	1,461
Gray Television
7.000%, 05/15/2027 (A)	3,282	3,561
5.125%, 10/15/2024 (A)	2,129	2,169
Inmarsat Finance
6.500%, 10/01/2024 (A)	1,041	1,089
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	3,215	3,280
8.500%, 10/15/2024 (A)	1,570	1,554
8.000%, 02/15/2024 (A)	1,017	1,060
5.500%, 08/01/2023	3,737	3,410
Intelsat Luxembourg
8.125%, 06/01/2023	1,767	1,365
Lee Enterprises
9.500%, 03/15/2022 (A)	1,581	1,609
Level 3 Financing
5.625%, 02/01/2023	265	268
5.375%, 01/15/2024	2,425	2,480
5.375%, 05/01/2025	4,525	4,672
Live Nation Entertainment
5.625%, 03/15/2026 (A)	504	528
4.875%, 11/01/2024 (A)	2,320	2,387
McClatchy
9.000%, 07/15/2026 (A)	1,630	1,589
Meredith
6.875%, 02/01/2026	490	520
Netflix
5.875%, 02/15/2025	1,845	2,034
5.875%, 11/15/2028	470	520
5.375%, 11/15/2029 (A)	205	217
4.875%, 04/15/2028	3,032	3,127
Nexstar Broadcasting
6.125%, 02/15/2022 (A)	160	162
5.625%, 08/01/2024 (A)	1,366	1,415
Nexstar Escrow
5.625%, 07/15/2027 (A)	2,293	2,347

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Qwest
6.875%, 09/15/2033	$1,349	$1,348
Radiate Holdco
6.625%, 02/15/2025 (A)	3,122	3,021
Sable International Finance
5.750%, 09/07/2027 (A)	2,441	2,458
Salem Media Group
6.750%, 06/01/2024 (A)	2,525	2,209
Sinclair Television Group
6.125%, 10/01/2022	715	727
5.625%, 08/01/2024 (A)	100	102
5.125%, 02/15/2027 (A)	2,991	2,931
Sirius XM Radio
6.000%, 07/15/2024 (A)	1,308	1,344
5.375%, 04/15/2025 (A)	2,250	2,320
5.375%, 07/15/2026 (A)	2,300	2,383
5.000%, 08/01/2027 (A)	453	461
4.625%, 07/15/2024 (A)	1,138	1,165
Sprint
7.875%, 09/15/2023	7,398	8,036
7.625%, 02/15/2025	11,078	11,798
7.625%, 03/01/2026	2,038	2,173
7.250%, 09/15/2021	1,285	1,365
7.125%, 06/15/2024	913	968
Sprint Capital
8.750%, 03/15/2032	4,140	4,792
6.875%, 11/15/2028	2,537	2,608
Telecom Italia
5.303%, 05/30/2024 (A)	1,160	1,201
Telecom Italia Capital
6.375%, 11/15/2033	300	311
6.000%, 09/30/2034	1,505	1,535
T-Mobile USA
6.500%, 01/15/2024	535	554
6.500%, 01/15/2026	1,370	1,481
6.375%, 03/01/2025	2,445	2,539
5.375%, 04/15/2027	305	326
4.750%, 02/01/2028	4,634	4,768
0.000%, 01/15/2024 (B)(C)	535	–
0.000%, 03/01/2025 (B)(C)	1,905	–
0.000%, 01/15/2026 (B)	3,126	–
Townsquare Media
6.500%, 04/01/2023 (A)	2,885	2,842
United States Cellular
6.700%, 12/15/2033	1,289	1,369
UPCB Finance IV
5.375%, 01/15/2025 (A)	1,960	2,014
Videotron
5.375%, 06/15/2024 (A)	660	706
5.125%, 04/15/2027 (A)	240	251
Wind Tre
5.000%, 01/20/2026 (A)	535	518

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Windstream Services
10.500%, 06/30/2024 (A)(D)	$670	$486
9.000%, 06/30/2025 (A)(D)	3,008	2,083
8.625%, 10/31/2025 (A)(D)	100	102

		197,687

Consumer Discretionary — 14.3%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (A)	867	874
4.250%, 05/15/2024 (A)	1,975	1,997
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(D)	150	1
9.500%, 02/15/2004 (B)(D)	25	–
7.875%, 01/15/2009 (B)(D)	225	–
Adient Global Holdings
4.875%, 08/15/2026 (A)	830	660
Adient US
7.000%, 05/15/2026 (A)	2,425	2,492
Allied Universal Holdco
6.625%, 07/15/2026 (A)	571	580
Altice
7.750%, 05/15/2022 (A)	434	442
7.625%, 02/15/2025 (A)	4,037	3,797
Altice Financing
7.500%, 05/15/2026 (A)	6,837	6,872
6.625%, 02/15/2023 (A)	345	354
Altice France
8.125%, 02/01/2027 (A)	3,289	3,453
7.375%, 05/01/2026 (A)	6,236	6,392
Altice Luxembourg
10.500%, 05/15/2027 (A)	2,078	2,135
American Axle & Manufacturing
6.625%, 10/15/2022	53	54
6.500%, 04/01/2027	964	961
6.250%, 04/01/2025	615	612
6.250%, 03/15/2026	560	553
Aramark Services
5.000%, 02/01/2028 (A)	1,929	1,984
Ashtead Capital
4.125%, 08/15/2025 (A)	375	380
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(D)(E)	2,750	–
Boyd Gaming
6.000%, 08/15/2026	300	315
Boyne USA
7.250%, 05/01/2025 (A)	125	135
Cablevision Systems
5.875%, 09/15/2022	1,500	1,575
Caesars Resort Collection
5.250%, 10/15/2025 (A)	2,935	2,944
CBS Radio
7.250%, 11/01/2024 (A)	3,730	3,930

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cedar Fair
5.375%, 06/01/2024	$2,633	$2,705
5.250%, 07/15/2029 (A)	384	392
Cengage Learning
9.500%, 06/15/2024 (A)	3,270	3,107
Century Communities
6.750%, 06/01/2027 (A)	1,385	1,404
Churchill Downs
5.500%, 04/01/2027 (A)	1,490	1,560
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	1,920	2,030
Clear Channel Worldwide Holdings
0.000%, 03/01/2021	3,124	–
Constellation
8.500%, 09/15/2025 (A)	485	450
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	875	777
CSC Holdings
10.875%, 10/15/2025 (A)	1,647	1,888
7.750%, 07/15/2025 (A)	1,330	1,439
7.500%, 04/01/2028 (A)	1,750	1,921
6.750%, 11/15/2021	1,250	1,337
6.625%, 10/15/2025 (A)	420	449
6.500%, 02/01/2029 (A)	3,080	3,361
5.500%, 05/15/2026 (A)	1,660	1,741
5.500%, 04/15/2027 (A)	856	899
5.375%, 07/15/2023 (A)	1,489	1,530
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	2,574	2,567
Dana
6.000%, 09/15/2023	575	588
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	730	768
Delphi Technologies
5.000%, 10/01/2025 (A)	6,975	6,225
Diamond Resorts International
10.750%, 09/01/2024 (A)	2,290	2,256
Entercom Media
6.500%, 05/01/2027 (A)	200	208
Enterprise Development Authority
12.000%, 07/15/2024 (A)	1,240	1,345
ESH Hospitality
5.250%, 05/01/2025 (A)	5,100	5,221
Fontainebleau Las Vegas Holdings
0.000%, 06/15/2015 (A)(D)	3,108	–
Ford Motor Credit
4.687%, 06/09/2025	655	673
GCI
6.875%, 04/15/2025	1,620	1,689
6.750%, 06/01/2021	640	640
6.625%, 06/15/2024 (A)	1,530	1,603

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Getty Images
9.750%, 03/01/2027 (A)	$950	$979
Golden Entertainment
7.625%, 04/15/2026 (A)	1,505	1,539
Golden Nugget
8.750%, 10/01/2025 (A)	2,241	2,353
Goodyear Tire & Rubber
5.125%, 11/15/2023	826	836
Group 1 Automotive
5.250%, 12/15/2023 (A)	194	199
5.000%, 06/01/2022	1,875	1,898
Guitar Center
13.000%, 04/15/2022 (A)	5,926	4,800
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	2,490	2,397
Hanesbrands
4.875%, 05/15/2026 (A)	260	270
Herc Rentals
7.750%, 06/01/2024 (A)	588	623
7.500%, 06/01/2022 (A)	174	181
Hilton Domestic Operating
5.125%, 05/01/2026	562	587
Hilton Worldwide Finance
4.875%, 04/01/2027	90	93
4.625%, 04/01/2025	530	543
iHeartCommunications
8.375%, 05/01/2027	2,516	2,636
6.375%, 05/01/2026	552	585
IHO Verwaltungs GmbH
6.375%, 05/15/2029 (A)	930	930
6.000%, 05/15/2027 (A)	2,530	2,543
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (B)	2,482	2,457
International Game Technology
6.500%, 02/15/2025 (A)	625	683
6.250%, 01/15/2027 (A)	3,234	3,537
IRB Holding
6.750%, 02/15/2026 (A)	4,347	4,325
Jack Ohio Finance
6.750%, 11/15/2021 (A)	850	873
JC Penney
6.375%, 10/15/2036	3,915	1,018
L Brands
7.500%, 06/15/2029	483	483
6.875%, 11/01/2035	362	322
6.750%, 07/01/2036	1,225	1,054
5.250%, 02/01/2028	1,010	925
Liberty Interactive
8.250%, 02/01/2030	3,602	3,593
Lions Gate Capital Holdings
6.375%, 02/01/2024 (A)	810	852

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Marriott Ownership Resorts
6.500%, 09/15/2026	$520	$558
Mattamy Group
6.500%, 10/01/2025 (A)	2,390	2,518
Mattel
6.750%, 12/31/2025 (A)	3,379	3,476
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (A)	595	544
Melco Resorts Finance
5.250%, 04/26/2026	826	826
Men’s Wearhouse
7.000%, 07/01/2022	819	788
MGM China Holdings
5.875%, 05/15/2026 (A)	670	688
5.375%, 05/15/2024 (A)	810	831
MGM Resorts International
6.000%, 03/15/2023	1,925	2,086
5.750%, 06/15/2025	2,570	2,796
5.500%, 04/15/2027	1,322	1,386
4.625%, 09/01/2026	1,572	1,580
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(D)	175	–
Monitronics International
9.125%, 04/01/2020 (D)	5,936	326
Neiman Marcus Group
14.000%, 04/25/2024 (A)	640	525
8.750% cash/0% PIK, 10/15/2021 (A)	2,016	1,411
8.000%, 10/15/2021 (A)	1,580	1,074
Newell Brands
4.200%, 04/01/2026	1,903	1,891
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	848	874
6.250%, 05/15/2026 (A)	2,228	2,314
Party City Holdings
6.625%, 08/01/2026 (A)	2,231	2,164
Penske Automotive Group
5.500%, 05/15/2026	976	1,017
PetSmart
8.875%, 06/01/2025 (A)	420	403
7.125%, 03/15/2023 (A)	1,210	1,134
5.875%, 06/01/2025 (A)	340	330
PulteGroup
5.000%, 01/15/2027	987	1,034
Quebecor Media
5.750%, 01/15/2023	460	492
QVC
4.450%, 02/15/2025	889	895
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (A)	2,075	2,106
Sally Holdings
5.625%, 12/01/2025	528	518

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Scientific Games International
8.250%, 03/15/2026 (A)	$809	$850
5.000%, 10/15/2025 (A)	4,342	4,385
Service International
7.500%, 04/01/2027	1,225	1,464
5.125%, 06/01/2029	287	302
ServiceMaster
5.125%, 11/15/2024 (A)	621	639
Six Flags Entertainment
5.500%, 04/15/2027 (A)	1,000	1,040
4.875%, 07/31/2024 (A)	2,636	2,677
Staples
10.750%, 04/15/2027 (A)	1,345	1,338
7.500%, 04/15/2026 (A)	1,475	1,467
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	3,800	4,019
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	3,705	3,649
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,000	1,015
Tempur Sealy International
5.625%, 10/15/2023	455	469
5.500%, 06/15/2026	455	472
Tenneco
5.375%, 12/15/2024	170	142
5.000%, 07/15/2026	940	757
Twin River Worldwide Holdings
6.750%, 06/01/2027 (A)	2,285	2,382
Uber Technologies
8.000%, 11/01/2026 (A)	2,707	2,883
Univision Communications
5.125%, 02/15/2025 (A)	1,186	1,128
Urban One
7.375%, 04/15/2022 (A)	4,652	4,640
Viking Cruises
6.250%, 05/15/2025 (A)	1,850	1,906
Virgin Media Secured Finance
5.500%, 08/15/2026 (A)	480	497
5.500%, 05/15/2029 (A)	1,191	1,209
5.250%, 01/15/2026 (A)	2,955	3,028
Vista Outdoor
5.875%, 10/01/2023	995	971
Weight Watchers International
8.625%, 12/01/2025 (A)	2,266	2,073
William Carter
5.625%, 03/15/2027 (A)	225	236
Williams Scotsman International
6.875%, 08/15/2023 (A)	1,480	1,543
Wynn Las Vegas
5.500%, 03/01/2025 (A)	1,265	1,307
Yum! Brands
6.875%, 11/15/2037	1,915	2,016

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.350%, 11/01/2043	$130	$116
Ziggo Bond BV
6.000%, 01/15/2027 (A)	2,273	2,279
Ziggo BV
5.500%, 01/15/2027 (A)	4,179	4,251

		232,114

Consumer Staples — 3.2%
Albertsons
7.500%, 03/15/2026 (A)	2,925	3,123
5.750%, 03/15/2025	1,207	1,216
B&G Foods
5.250%, 04/01/2025	2,520	2,545
Central Garden & Pet
6.125%, 11/15/2023	495	513
5.125%, 02/01/2028	765	752
Clearwater Seafoods
6.875%, 05/01/2025 (A)	1,275	1,275
Cott Holdings
5.500%, 04/01/2025 (A)	1,842	1,877
Coty
6.500%, 04/15/2026 (A)	370	360
Energizer Holdings
7.750%, 01/15/2027 (A)	565	612
5.500%, 06/15/2025 (A)	670	678
FAGE International
5.625%, 08/15/2026 (A)	135	119
First Quality Finance
5.000%, 07/01/2025 (A)	2,708	2,728
Fresh Market
9.750%, 05/01/2023 (A)	555	378
High Ridge Brands
8.875%, 03/15/2025 (A)	445	42
HLF Financing Sarl
7.250%, 08/15/2026 (A)	1,485	1,493
JBS Investments II GmbH
7.000%, 01/15/2026 (A)	1,450	1,570
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	160	141
New Albertsons
8.700%, 05/01/2030	955	960
8.000%, 05/01/2031	4,020	3,939
7.750%, 06/15/2026	325	320
7.450%, 08/01/2029	2,895	2,794
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	3,198	3,314
Post Holdings
5.750%, 03/01/2027 (A)	995	1,027
5.500%, 03/01/2025 (A)	565	584
5.000%, 08/15/2026 (A)	3,628	3,678
Revlon Consumer Products
6.250%, 08/01/2024	287	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.750%, 02/15/2021	$196	$175
Rite Aid
7.700%, 02/15/2027	2,915	1,734
6.875%, 12/15/2028 (A)	600	342
6.125%, 04/01/2023 (A)	3,650	3,080
Sigma Holdco BV
7.875%, 05/15/2026 (A)	2,595	2,400
Simmons Foods
7.750%, 01/15/2024 (A)	450	485
5.750%, 11/01/2024 (A)	2,040	1,856
Spectrum Brands
5.750%, 07/15/2025	1,409	1,464
TreeHouse Foods
6.000%, 02/15/2024 (A)	630	655
Vector Group
10.500%, 11/01/2026 (A)	2,860	2,703

		51,129

Energy — 10.0%
Andeavor Logistics
6.250%, 10/15/2022	95	97
Antero Midstream Partners
5.750%, 03/01/2027 (A)	767	767
5.750%, 01/15/2028 (A)	120	119
5.375%, 09/15/2024	280	278
Antero Resources
5.625%, 06/01/2023	420	405
5.125%, 12/01/2022	455	437
Archrock Partners
6.000%, 10/01/2022	35	35
Blue Racer Midstream
6.625%, 07/15/2026 (A)	205	206
6.125%, 11/15/2022 (A)	3,466	3,514
Brazos Valley Longhorn
6.875%, 02/01/2025	590	555
Bruin E&P Partners
8.875%, 08/01/2023 (A)	1,168	981
Calfrac Holdings
8.500%, 06/15/2026 (A)	2,748	1,924
California Resources
8.000%, 12/15/2022 (A)	2,291	1,727
Calumet Specialty Products Partners
6.500%, 04/15/2021	3,021	3,006
Carrizo Oil & Gas
8.250%, 07/15/2025	1,393	1,372
6.250%, 04/15/2023	245	237
Centennial Resource Production
6.875%, 04/01/2027 (A)	2,639	2,666
5.375%, 01/15/2026 (A)	1,676	1,592
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	845	972
5.875%, 03/31/2025	360	401

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 06/30/2027	$4,213	$4,576
Cheniere Energy Partners
5.625%, 10/01/2026 (A)	2,039	2,151
Chesapeake Energy
8.000%, 01/15/2025	2,225	2,064
8.000%, 06/15/2027	2,428	2,140
7.500%, 10/01/2026	1,695	1,508
Citgo Holding
10.750%, 02/15/2020 (A)	676	700
CITGO Petroleum
6.250%, 08/15/2022 (A)	2,932	2,932
CNX Midstream Partners
6.500%, 03/15/2026 (A)	2,400	2,280
Continental Resources
4.375%, 01/15/2028	864	908
Covey Park Energy
7.500%, 05/15/2025 (A)	1,480	1,066
Crestwood Midstream Partners
6.250%, 04/01/2023	565	576
5.750%, 04/01/2025	1,495	1,514
5.625%, 05/01/2027 (A)	265	264
CrownRock
5.625%, 10/15/2025 (A)	895	897
DCP Midstream Operating
8.125%, 08/16/2030	1,285	1,567
5.125%, 05/15/2029	538	553
Delek Logistics Partners
6.750%, 05/15/2025	811	803
Denbury Resources
9.250%, 03/31/2022 (A)	484	454
9.000%, 05/15/2021 (A)	1,628	1,604
4.625%, 07/15/2023	1,384	695
Energy Transfer
5.500%, 06/01/2027	1,564	1,625
EnLink Midstream
5.375%, 06/01/2029	3,416	3,501
EnLink Midstream Partners
4.850%, 07/15/2026	1,610	1,622
4.400%, 04/01/2024	365	369
Ensco
5.750%, 10/01/2044	1,705	980
Ensign Drilling
9.250%, 04/15/2024 (A)	1,615	1,591
EP Energy
9.375%, 05/01/2020	972	102
9.375%, 05/01/2024 (A)	1,017	234
8.000%, 11/29/2024 (A)	370	252
8.000%, 02/15/2025 (A)	653	142
7.750%, 05/15/2026 (A)	1,835	1,638
6.375%, 06/15/2023	669	13
Exterran Energy Solutions
8.125%, 05/01/2025	3,202	3,254

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	$814	$696
5.625%, 02/01/2026 (A)	3,290	2,657
FTS International
6.250%, 05/01/2022	2,586	2,398
Genesis Energy
6.500%, 10/01/2025	805	787
Great Western Petroleum
9.000%, 09/30/2021 (A)	1,201	976
Gulfport Energy
6.375%, 05/15/2025	115	89
6.375%, 01/15/2026	1,073	813
6.000%, 10/15/2024	165	127
Halcon Resources
6.750%, 02/15/2025	3,405	1,021
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	1,443	1,484
Hilcorp Energy I
5.000%, 12/01/2024 (A)	1,515	1,507
Jagged Peak Energy
5.875%, 05/01/2026	215	212
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	2,015	1,486
9.625%, 04/01/2023 (A)	395	287
Laredo Petroleum
6.250%, 03/15/2023	1,215	1,130
McDermott Technology Americas
10.625%, 05/01/2024 (A)	390	364
MEG Energy
7.000%, 03/31/2024 (A)	770	732
6.500%, 01/15/2025 (A)	490	492
6.375%, 01/30/2023 (A)	245	233
Midstates Petroleum
10.750%, 10/15/2020 (D)	2,540	–
10.000%, 06/01/2020 (D)	720	–
9.250%, 06/01/2021 (D)	360	–
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	1,059	1,004
7.500%, 01/15/2026 (A)	825	703
Murphy Oil
5.750%, 08/15/2025	894	927
Murray Energy
12.000%, 04/15/2024 (A)	1,272	258
Nabors Industries
5.750%, 02/01/2025	1,284	1,138
NGL Energy Partners
7.500%, 11/01/2023	580	606
6.125%, 03/01/2025	1,664	1,647
NGPL PipeCo
4.875%, 08/15/2027 (A)	95	101
Nine Energy Service
8.750%, 11/01/2023 (A)	1,414	1,379

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Noble Holding International
8.950%, 04/01/2045	$1,755	$1,141
7.750%, 01/15/2024	2,295	1,750
Northern Oil and Gas
9.500%, 05/15/2023	2,050	2,117
Oasis Petroleum
6.875%, 03/15/2022	35	35
6.875%, 01/15/2023	790	790
6.250%, 05/01/2026 (A)	375	363
Parkland Fuel
5.875%, 07/15/2027 (A)	1,230	1,250
Parsley Energy
5.375%, 01/15/2025 (A)	1,544	1,582
5.250%, 08/15/2025 (A)	1,995	2,025
PBF Holding
7.000%, 11/15/2023	1,725	1,790
Peabody Energy
6.375%, 03/31/2025 (A)	4,195	4,247
Precision Drilling
7.750%, 12/15/2023	280	286
7.125%, 01/15/2026 (A)	285	276
6.500%, 12/15/2021	27	27
Pride International
7.875%, 08/15/2040	930	628
QEP Resources
5.625%, 03/01/2026	714	671
Range Resources
5.000%, 03/15/2023	953	898
4.875%, 05/15/2025	1,588	1,394
Rowan
7.375%, 06/15/2025	4,703	3,645
5.850%, 01/15/2044	2,915	1,691
5.400%, 12/01/2042	370	215
SemGroup
5.625%, 07/15/2022	2,565	2,528
SESI
7.750%, 09/15/2024	985	633
Seven Generations Energy
5.375%, 09/30/2025 (A)	1,867	1,797
Seventy Seven Energy (Escrow)
6.500%, 10/15/2020 (D)	305	–
Seventy Seven Operating (Escrow)
0.000%, 10/15/2020 (B)(D)	1,869	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	844	779
SM Energy
6.625%, 01/15/2027	258	239
6.125%, 11/15/2022	105	104
5.625%, 06/01/2025	295	268
5.000%, 01/15/2024	1,288	1,182
Southwestern Energy
7.750%, 10/01/2027	1,388	1,329

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.500%, 04/01/2026	$744	$705
6.200%, 01/23/2025	357	326
SRC Energy
6.250%, 12/01/2025	1,395	1,269
Summit Midstream Holdings
5.750%, 04/15/2025	1,786	1,563
5.500%, 08/15/2022	1,548	1,486
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	1,475	1,440
Sunoco
5.875%, 03/15/2028	1,585	1,642
5.500%, 02/15/2026	1,515	1,578
Targa Resources Partners
6.875%, 01/15/2029 (A)	288	319
6.750%, 03/15/2024	3,375	3,510
6.500%, 07/15/2027 (A)	1,818	1,984
5.875%, 04/15/2026 (A)	1,024	1,086
5.000%, 01/15/2028	2,056	2,061
4.250%, 11/15/2023	65	65
Transocean
9.000%, 07/15/2023 (A)	1,400	1,491
7.500%, 01/15/2026 (A)	355	338
7.500%, 04/15/2031	2,081	1,769
7.250%, 11/01/2025 (A)	305	289
Transocean Guardian
5.875%, 01/15/2024 (A)	1,764	1,793
Transocean Pontus
6.125%, 08/01/2025 (A)	503	518
Transocean Poseidon
6.875%, 02/01/2027 (A)	1,721	1,819
Transocean Sentry
5.375%, 05/15/2023 (A)	1,211	1,212
USA Compression Partners
6.875%, 04/01/2026	1,805	1,909
Vine Oil & Gas
9.750%, 04/15/2023 (A)	1,824	1,181
Weatherford International
9.875%, 02/15/2024 (D)	1,025	535
9.875%, 03/01/2039 (D)	495	254
5.950%, 04/15/2042 (D)	2,015	1,023
Whiting Petroleum
6.625%, 01/15/2026	370	357
6.250%, 04/01/2023	350	349
WPX Energy
8.250%, 08/01/2023	560	638
6.000%, 01/15/2022	76	79
5.750%, 06/01/2026	199	207

		161,595

Financials — 4.3%
Acrisure
8.125%, 02/15/2024 (A)	3,361	3,470

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.000%, 11/15/2025 (A)	$982	$887
AHP Health Partners
9.750%, 07/15/2026 (A)	992	1,069
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	1,930	1,978
Ally Financial
5.750%, 11/20/2025	1,716	1,898
4.625%, 05/19/2022	905	943
3.875%, 05/21/2024	105	108
AssuredPartners
7.000%, 08/15/2025 (A)	2,034	2,021
BCD Acquisition
9.625%, 09/15/2023 (A)	1,890	1,982
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	50	52
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 09/27/2167	280	282
5.800%, VAR ICE LIBOR USD 3 Month+4.093%, 05/15/2168	280	281
City National Bank
9.000%, 08/12/2019	3,384	3,407
CNG Holdings
12.500%, 06/15/2024 (A)	825	792
CTR Partnership
5.250%, 06/01/2025	1,805	1,873
Donnelley Financial Solutions
8.250%, 10/15/2024	1,206	1,248
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	1,850	1,919
Freedom Mortgage
8.250%, 04/15/2025 (A)	3,690	3,174
8.125%, 11/15/2024 (A)	1,725	1,466
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	1,945	1,974
Genworth Holdings
4.900%, 08/15/2023	768	661
GTCR AP Finance
8.000%, 05/15/2027 (A)	910	915
HUB International
7.000%, 05/01/2026 (A)	2,473	2,507
Hunt
6.250%, 02/15/2026 (A)	937	885
Jefferies Finance
6.250%, 06/03/2026 (A)	834	841
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760%, 06/27/2167	1,965	2,066
LPL Holdings
5.750%, 09/15/2025 (A)	1,722	1,763

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027 (A)	$204	$220
5.625%, 05/01/2024	1,130	1,217
4.500%, 09/01/2026	2,461	2,526
4.500%, 01/15/2028	95	94
MSCI
5.375%, 05/15/2027 (A)	300	321
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	4,351	4,416
8.125%, 07/15/2023 (A)	995	1,015
Navient
7.250%, 09/25/2023	576	615
Quicken Loans
5.250%, 01/15/2028 (A)	3,714	3,695
Refinitiv US Holdings
6.250%, 05/15/2026 (A)	2,639	2,714
Springleaf Finance
7.125%, 03/15/2026	2,935	3,216
6.875%, 03/15/2025	1,715	1,878
6.625%, 01/15/2028	172	180
6.125%, 05/15/2022	810	869
6.125%, 03/15/2024	1,342	1,443
Starwood Property Trust
4.750%, 03/15/2025	520	525
WeWork
7.875%, 05/01/2025 (A)	4,410	4,351

		69,757

Health Care — 7.6%
21st Century Oncology
10.000%, 04/30/2023 (B)	404	319
Acadia Healthcare
5.625%, 02/15/2023	2,490	2,530
5.125%, 07/01/2022	536	539
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	3,896	3,487
ASP AMC
8.000%, 05/15/2025 (A)	3,895	2,327
Avantor
9.000%, 10/01/2025 (A)	1,124	1,253
6.000%, 10/01/2024 (A)	1,468	1,562
Bausch Health
9.000%, 12/15/2025 (A)	1,531	1,711
7.250%, 05/30/2029 (A)	555	577
7.000%, 03/15/2024 (A)	495	526
7.000%, 01/15/2028 (A)	1,055	1,093
6.500%, 03/15/2022 (A)	900	933
6.125%, 04/15/2025 (A)	3,845	3,927
5.875%, 05/15/2023 (A)	356	360
5.750%, 08/15/2027 (A)	889	934
5.500%, 03/01/2023 (A)	1,352	1,363

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bausch Health Americas
9.250%, 04/01/2026 (A)	$6,505	$7,278
8.500%, 01/31/2027 (A)	2,761	3,036
BCPE Cycle Merger Sub II
10.625%, 07/15/2027 (A)	425	430
BioScrip
8.875%, 02/15/2021	3,211	3,251
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	453	461
Centene
6.125%, 02/15/2024	200	209
4.750%, 01/15/2025	4,619	4,768
Centene Escrow I
5.375%, 06/01/2026 (A)	1,425	1,498
Charles River Laboratories International
5.500%, 04/01/2026 (A)	1,720	1,810
CHS
8.625%, 01/15/2024 (A)	2,105	2,105
8.000%, 03/15/2026 (A)	1,888	1,817
6.875%, 02/01/2022	540	364
6.250%, 03/31/2023	955	919
DaVita
5.000%, 05/01/2025	1,687	1,666
Eagle Holding II
7.750%, 05/15/2022 (A)	832	838
Encompass Health
5.750%, 09/15/2025	672	698
Endo
6.000%, 07/15/2023 (A)	2,619	1,886
Endo Finance
5.750%, 01/15/2022 (A)	981	856
Envision Healthcare
8.750%, 10/15/2026 (A)	1,891	1,319
Gates Global
6.000%, 07/15/2022 (A)	555	555
HCA
5.875%, 05/01/2023	1,085	1,180
5.875%, 02/15/2026	4,475	4,945
5.875%, 02/01/2029	3,105	3,404
5.625%, 09/01/2028	130	140
5.375%, 02/01/2025	9,018	9,734
5.375%, 09/01/2026	1,856	2,000
5.250%, 06/15/2026	210	232
Hill-Rom Holdings
5.750%, 09/01/2023 (A)	540	558
5.000%, 02/15/2025 (A)	625	644
Hologic
4.375%, 10/15/2025 (A)	440	446
inVentiv Group Holdings
7.500%, 10/01/2024 (A)	424	443
IQVIA
5.000%, 10/15/2026 (A)	2,243	2,316

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 05/15/2027 (A)	$2,460	$2,540
Kinetic Concepts
7.875%, 02/15/2021 (A)	612	627
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	315	238
5.500%, 04/15/2025 (A)	630	422
Molina Healthcare
5.375%, 11/15/2022	1,983	2,062
4.875%, 06/15/2025 (A)	1,270	1,289
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)(C)	3,348	3,139
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	2,433	2,324
Par Pharmaceutical
7.500%, 04/01/2027 (A)	2,884	2,834
Prestige Brands
6.375%, 03/01/2024 (A)	400	419
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	1,430	1,498
8.250%, 05/01/2023 (A)	1,057	1,125
Sotera Health Holdings
6.500%, 05/15/2023 (A)	1,785	1,807
Surgery Center Holdings
6.750%, 07/01/2025 (A)	403	349
Tenet Healthcare
8.125%, 04/01/2022	450	472
7.000%, 08/01/2025	3,139	3,127
6.750%, 06/15/2023	3,190	3,202
6.250%, 02/01/2027 (A)	2,358	2,440
5.125%, 05/01/2025	1,524	1,532
4.625%, 07/15/2024	3,492	3,536
4.500%, 04/01/2021	580	589
WellCare Health Plans
5.250%, 04/01/2025	1,865	1,944

		122,762

Industrials — 7.9%
ACCO Brands
5.250%, 12/15/2024 (A)	420	425
ADT Security
4.875%, 07/15/2032 (A)	735	634
Allison Transmission
5.875%, 06/01/2029 (A)	210	221
4.750%, 10/01/2027 (A)	2,575	2,556
American Airlines Group
5.000%, 06/01/2022 (A)	1,477	1,522
American Woodmark
4.875%, 03/15/2026 (A)	525	518
AMN Healthcare
5.125%, 10/01/2024 (A)	909	927
Arconic
6.750%, 01/15/2028	382	416

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.900%, 02/01/2027	$535	$583
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	1,270	1,330
5.750%, 07/15/2027 (A)	646	651
5.250%, 03/15/2025 (A)	85	86
Avolon Holdings Funding
5.250%, 05/15/2024 (A)	682	729
5.125%, 10/01/2023 (A)	2,077	2,198
Bombardier
7.875%, 04/15/2027 (A)	1,956	1,959
7.500%, 12/01/2024 (A)	2,113	2,155
7.500%, 03/15/2025 (A)	475	476
6.000%, 10/15/2022 (A)	1,490	1,496
Builders FirstSource
6.750%, 06/01/2027 (A)	249	262
5.625%, 09/01/2024 (A)	1,560	1,608
BWX Technologies
5.375%, 07/15/2026 (A)	1,433	1,479
CDW
5.000%, 09/01/2025	550	573
Clean Harbors
5.125%, 07/15/2029 (A)	239	244
4.875%, 07/15/2027 (A)	1,783	1,812
Cloud Crane
10.125%, 08/01/2024 (A)	1,295	1,392
Colfax
6.375%, 02/15/2026 (A)	85	91
6.000%, 02/15/2024 (A)	35	37
Core & Main
6.125%, 08/15/2025 (A)	2,876	2,905
CPG Merger
8.000%, 10/01/2021 (A)	765	775
DAE Funding
5.750%, 11/15/2023 (A)	1,095	1,150
4.500%, 08/01/2022 (A)	660	670
EnPro Industries
5.750%, 10/15/2026	328	335
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	1,975	2,052
6.500%, 10/01/2025 (A)	640	659
GFL Environmental
8.500%, 05/01/2027 (A)	1,764	1,899
7.000%, 06/01/2026 (A)	4,728	4,840
5.375%, 03/01/2023 (A)	2,666	2,639
Global A&T Electronics
8.500%, 01/12/2023	5,269	4,940
H&E Equipment Services
5.625%, 09/01/2025	2,886	2,968
Harsco
5.750%, 07/31/2027 (A)	465	484

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Herc Holdings
5.500%, 07/15/2027 (A)	$2,160	$2,173
Hertz
7.625%, 06/01/2022 (A)	625	649
6.250%, 10/15/2022	160	162
5.500%, 10/15/2024 (A)	1,540	1,471
Hillman Group
6.375%, 07/15/2022 (A)	3,328	2,954
IAA
5.500%, 06/15/2027 (A)	1,424	1,481
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	1,224	1,218
4.750%, 01/15/2025 (A)	200	204
JELD-WEN
4.875%, 12/15/2027 (A)	1,708	1,653
4.625%, 12/15/2025 (A)	619	607
Kratos Defense & Security Solutions
6.500%, 11/30/2025 (A)	40	43
LTF Merger
8.500%, 06/15/2023 (A)	830	848
Mueller Water Products
5.500%, 06/15/2026 (A)	195	202
New Enterprise Stone & Lime
10.125%, 04/01/2022 (A)	1,945	1,989
6.250%, 03/15/2026 (A)	2,935	2,979
Nielsen Finance
5.000%, 04/15/2022 (A)	1,582	1,578
Nielsen Luxembourg Sarl
5.000%, 02/01/2025 (A)	2,375	2,333
Novelis
6.250%, 08/15/2024 (A)	200	210
5.875%, 09/30/2026 (A)	3,923	3,972
PGT Escrow Issuer
6.750%, 08/01/2026 (A)	300	317
Prime Security Services Borrower
5.250%, 04/15/2024 (A)	1,345	1,368
RBS Global
4.875%, 12/15/2025 (A)	3,008	3,046
Remington Arms
0.000%, 12/31/2049 (B)	1,245	–
Sensata Technologies
5.000%, 10/01/2025 (A)	2,683	2,797
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	1,595	1,695
SPX FLOW
5.875%, 08/15/2026 (A)	360	378
5.625%, 08/15/2024 (A)	170	177
Standard Industries
4.750%, 01/15/2028 (A)	725	720
Stericycle
5.375%, 07/15/2024 (A)	725	757

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Stevens Holding
6.125%, 10/01/2026 (A)	$210	$221
Summit Materials
6.125%, 07/15/2023	391	396
5.125%, 06/01/2025 (A)	2,338	2,344
Team Health Holdings
6.375%, 02/01/2025 (A)	833	637
Teck Resources
6.125%, 10/01/2035	676	770
Terex
5.625%, 02/01/2025 (A)	545	553
Titan International
6.500%, 11/30/2023	1,700	1,475
TransDigm
6.375%, 06/15/2026	623	627
6.250%, 03/15/2026 (A)	5,406	5,690
TransDigm UK Holdings
6.875%, 05/15/2026	780	789
TriMas
4.875%, 10/15/2025 (A)	205	208
Triumph Group
7.750%, 08/15/2025	2,340	2,264
4.875%, 04/01/2021	355	350
Tutor Perini
6.875%, 05/01/2025 (A)	5,000	4,787
United Rentals North America
6.500%, 12/15/2026	2,855	3,090
5.875%, 09/15/2026	1,355	1,443
5.500%, 05/15/2027	991	1,043
4.875%, 01/15/2028	380	388
4.625%, 10/15/2025	3,235	3,288
Vertiv Group
9.250%, 10/15/2024 (A)	1,915	1,834
Wabash National
5.500%, 10/01/2025 (A)	340	322
Weekley Homes
6.625%, 08/15/2025	3,395	3,353
Welbilt
9.500%, 02/15/2024	240	260
XPO Logistics
6.750%, 08/15/2024 (A)	1,531	1,633
6.500%, 06/15/2022 (A)	240	245
6.125%, 09/01/2023 (A)	230	238

		128,925

Information Technology — 3.4%
ACI Worldwide
5.750%, 08/15/2026 (A)	379	395
Anixter
6.000%, 12/01/2025 (A)	225	244
5.500%, 03/01/2023	230	245

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ascend Learning
6.875%, 08/01/2025 (A)	$530	$539
Banff Merger Sub
9.750%, 09/01/2026 (A)	2,263	1,963
CDK Global
5.875%, 06/15/2026	806	852
5.250%, 05/15/2029 (A)	190	197
CommScope Finance
8.250%, 03/01/2027 (A)	4,805	4,900
6.000%, 03/01/2026 (A)	1,300	1,333
5.500%, 03/01/2024 (A)	2,075	2,129
CommScope Technologies
6.000%, 06/15/2025 (A)	2,585	2,423
Dell International
6.020%, 06/15/2026 (A)	3,250	3,585
Entegris
4.625%, 02/10/2026 (A)	2,198	2,215
First Data
5.750%, 01/15/2024 (A)	2,415	2,483
5.375%, 08/15/2023 (A)	1,489	1,516
Gartner
5.125%, 04/01/2025 (A)	245	252
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	1,245	1,352
Go Daddy Operating
5.250%, 12/01/2027 (A)	1,061	1,098
Harland Clarke Holdings
6.875%, 03/01/2020 (A)	601	593
Hughes Satellite Systems
7.625%, 06/15/2021	957	1,024
6.625%, 08/01/2026	140	147
5.250%, 08/01/2026	900	925
Infor US
6.500%, 05/15/2022	2,360	2,402
Informatica
7.125%, 07/15/2023 (A)	735	748
MagnaChip Semiconductor
6.625%, 07/15/2021	345	341
NCR
6.375%, 12/15/2023	1,420	1,464
5.000%, 07/15/2022	3,405	3,434
Nuance Communications
5.625%, 12/15/2026	2,244	2,340
Rackspace Hosting
8.625%, 11/15/2024 (A)	4,645	4,262
Solera
10.500%, 03/01/2024 (A)	1,220	1,319
SS&C Technologies
5.500%, 09/30/2027 (A)	1,637	1,698
Symantec
5.000%, 04/15/2025 (A)	1,885	1,932

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TIBCO Software
11.375%, 12/01/2021 (A)	$1,374	$1,460
Zayo Group
6.375%, 05/15/2025	2,885	2,943
6.000%, 04/01/2023	415	424

		55,177

Materials — 7.5%
AK Steel
7.000%, 03/15/2027	1,444	1,162
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (A)	285	305
6.750%, 09/30/2024 (A)	495	523
6.125%, 05/15/2028 (A)	1,098	1,147
Aleris International
10.750%, 07/15/2023 (A)	693	723
Alpha 2 BV
8.750%, 06/01/2023 (A)	1,475	1,449
Alpha 3 BV
6.250%, 02/01/2025 (A)	1,800	1,773
ARD Finance
7.125% cash/0% PIK, 09/15/2023	1,589	1,625
ARD Securities Finance SARL
8.750%, 01/31/2023 (A)	732	737
Ardagh Packaging Finance
7.250%, 05/15/2024 (A)	1,735	1,828
6.000%, 02/15/2025 (A)	2,155	2,233
Axalta Coating Systems
4.875%, 08/15/2024 (A)	290	299
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	2,435	2,478
Berry Global
4.500%, 02/15/2026 (A)	2,593	2,554
Berry Global Escrow
5.625%, 07/15/2027 (A)	1,595	1,659
4.875%, 07/15/2026 (A)	2,634	2,690
Boart Longyear Management Pty
10.000%, 12/31/2022	1,843	1,612
BWAY Holding
7.250%, 04/15/2025 (A)	979	945
5.500%, 04/15/2024 (A)	2,755	2,756
CENVO Corp (Escrow)
0.000%, 09/15/2022 (B)(F)	5,650	77
CF Industries
5.150%, 03/15/2034	1,255	1,227
Chemours
6.625%, 05/15/2023	525	543
5.375%, 05/15/2027	511	487
Clearwater Paper
5.375%, 02/01/2025 (A)	910	826
Cleveland-Cliffs
5.750%, 03/01/2025	1,570	1,562

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.875%, 01/15/2024 (A)	$998	$1,013
Constellium
6.625%, 03/01/2025 (A)	350	364
5.875%, 02/15/2026 (A)	1,901	1,953
5.750%, 05/15/2024 (A)	1,299	1,331
Cornerstone Chemical
6.750%, 08/15/2024 (A)	4,885	4,580
Crown Americas
4.750%, 02/01/2026	1,268	1,303
4.250%, 09/30/2026	832	848
CVR Partners
9.250%, 06/15/2023 (A)	1,385	1,448
Eldorado
9.500%, 06/01/2024 (A)	1,765	1,765
Element Solutions
5.875%, 12/01/2025 (A)	2,050	2,134
First Quantum Minerals
7.500%, 04/01/2025 (A)	1,510	1,438
7.250%, 04/01/2023 (A)	955	930
6.875%, 03/01/2026 (A)	1,680	1,558
6.500%, 03/01/2024 (A)	560	524
Flex Acquisition
7.875%, 07/15/2026 (A)	822	759
6.875%, 01/15/2025 (A)	1,934	1,750
FMG Resources August 2006 Pty
5.125%, 05/15/2024 (A)	1,485	1,541
Freeport-McMoRan
5.450%, 03/15/2043	3,661	3,350
5.400%, 11/14/2034	2,385	2,284
4.550%, 11/14/2024	70	71
3.875%, 03/15/2023	2,466	2,466
GCP Applied Technologies
5.500%, 04/15/2026 (A)	575	584
Greif
6.500%, 03/01/2027 (A)	345	356
HB Fuller
4.000%, 02/15/2027	1,150	1,058
Hexion
10.000%, 04/15/2020 (D)	1,604	1,251
7.875%, 07/15/2027 (A)	3,455	3,481
6.625%, 04/15/2020 (D)	6,020	4,665
Hudbay Minerals
7.625%, 01/15/2025 (A)	698	721
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,340	1,367
Kraton Polymers
7.000%, 04/15/2025 (A)	2,127	2,154
LABL Escrow Issuer
10.500%, 07/15/2027 (A)	290	290
6.750%, 07/15/2026 (A)	390	393
LSB Industries
9.625%, 05/01/2023 (A)	2,580	2,625

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mineral Resources
8.125%, 05/01/2027 (A)	$1,825	$1,900
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	2,250	2,239
Neon Holdings
10.125%, 04/01/2026 (A)	285	281
New Gold
6.250%, 11/15/2022 (A)	3,071	2,864
Noranda Aluminum Acquistion Escrow
11.000%, 06/01/2019 (B)(D)	355	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	225	239
5.000%, 05/01/2025 (A)	1,700	1,776
4.875%, 06/01/2024 (A)	300	311
OI European Group BV
4.000%, 03/15/2023 (A)	1,346	1,353
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	600	654
5.875%, 08/15/2023 (A)	1,015	1,095
Rain CII Carbon
7.250%, 04/01/2025 (A)	5,105	4,722
Reichhold Industries
9.000%, 05/08/2017 (A)(B)(D)	859	–
Reynolds Group
7.000%, 07/15/2024 (A)	1,183	1,223
5.750%, 10/15/2020	1,061	1,064
Reynolds Group Issuer
6.097%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2021 (A)	600	600
Scotts Miracle-Gro
5.250%, 12/15/2026	705	716
Starfruit Finco BV
8.000%, 10/01/2026 (A)	2,330	2,394
Taseko Mines
8.750%, 06/15/2022 (A)	978	941
TPC Group
8.750%, 12/15/2020 (A)	3,324	3,311
Trident Merger Sub
6.625%, 11/01/2025 (A)	1,596	1,488
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	675	650
Tronox
6.500%, 04/15/2026 (A)	914	906
Tronox Finance
5.750%, 10/01/2025 (A)	1,380	1,339
United States Steel
6.875%, 08/15/2025	792	749
6.250%, 03/15/2026	1,324	1,178
Venator Finance Sarl
5.750%, 07/15/2025 (A)	761	698

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Warrior Met Coal
8.000%, 11/01/2024 (A)	$1,380	$1,439

		121,705

Real Estate — 1.5%
Brookfield Property REIT
5.750%, 05/15/2026 (A)	1,695	1,746
CoreCivic
5.000%, 10/15/2022	245	244
4.625%, 05/01/2023	475	462
Equinix
5.875%, 01/15/2026	605	640
5.750%, 01/01/2025	70	73
GEO Group
6.000%, 04/15/2026	1,370	1,191
5.875%, 01/15/2022	1,165	1,139
5.125%, 04/01/2023	1,385	1,240
Iron Mountain
5.750%, 08/15/2024	1,480	1,495
5.250%, 03/15/2028 (A)	2,140	2,143
4.875%, 09/15/2027 (A)	1,535	1,521
Kennedy-Wilson
5.875%, 04/01/2024	350	357
Lamar Media
5.750%, 02/01/2026	715	752
MPT Operating Partnership
5.000%, 10/15/2027	998	1,028
Newmark Group
6.125%, 11/15/2023	1,051	1,112
Outfront Media Capital
5.000%, 08/15/2027 (A)	2,280	2,334
Realogy Group
4.875%, 06/01/2023 (A)	2,941	2,647
RHP Hotel Properties
5.000%, 04/15/2021	530	529
Sabra Health Care
5.125%, 08/15/2026	456	475
SBA Communications
4.875%, 09/01/2024	485	499
Uniti Group
8.250%, 10/15/2023	585	543
7.125%, 12/15/2024 (A)	730	655
6.000%, 04/15/2023 (A)	700	665
VICI Properties 1
8.000%, 10/15/2023	590	652

		24,142

Utilities — 1.7%
AES
6.000%, 05/15/2026	140	148
5.500%, 04/15/2025	250	260

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AmeriGas Partners
5.875%, 08/20/2026	$485	$514
5.750%, 05/20/2027	1,182	1,241
5.500%, 05/20/2025	1,658	1,745
Calpine
5.250%, 06/01/2026 (A)	783	797
Clearway Energy Operating
5.750%, 10/15/2025 (A)	814	826
FirstEnergy Solutions
6.050%, 08/15/2021 (D)	755	704
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	2,139	2,112
4.250%, 07/15/2024 (A)	1,022	1,029
NRG Energy
7.250%, 05/15/2026	1,585	1,746
5.250%, 06/15/2029 (A)	210	224
NSG Holdings
7.750%, 12/15/2025 (A)	1,452	1,557
Talen Energy Supply
7.250%, 05/15/2027 (A)	1,579	1,618
6.625%, 01/15/2028 (A)	2,397	2,382
6.500%, 06/01/2025	161	135
TerraForm Power Operating
5.000%, 01/31/2028 (A)	2,119	2,127
4.250%, 01/31/2023 (A)	1,474	1,472
Texas Energy (Escrow Security)
4.082%, 12/31/2034 (B)	167	–
Vistra Operations
5.625%, 02/15/2027 (A)	1,774	1,878
5.500%, 09/01/2026 (A)	3,420	3,612
5.000%, 07/31/2027 (A)	2,089	2,165

		28,292

Total Corporate Obligations (Cost $1,207,530) ($ Thousands)		1,193,285

LOAN PARTICIPATIONS — 9.7%
Academy, LTD., Initial Term Loan, 1st Lien
6.439%, VAR LIBOR+4.000%, 07/01/2022	4,895	3,480
Acrisure, LLC, 2017-2 Refinancing Term Loan, 1st Lien
6.272%, 10/20/2022	1,335	1,327
Air Medical Group Holdings, Inc., 2018 New Term Loan, 1st Lien
5.644%, VAR LIBOR+4.250%, 03/14/2025 (G)	1,024	961
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
10.277%, VAR LIBOR+3.250%, 04/28/2022	1,874	1,762

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Akorn, Inc., Loan, 1st Lien
8.402%, VAR LIBOR+4.250%, 10/11/2023	$797	$738
Aleris International, Inc., Initial Term Loan, 1st Lien
0.150%, 03/11/2025	1,934	1,935
Alvogen Pharma US, Inc., 2018 Refinancing Term Loan, 1st Lien
0.500%, 04/01/2022	1,300	1,191
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
0.250%, 09/25/2024	1,545	1,540
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
8.522%, VAR LIBOR+4.250%, 07/05/2024	1,848	1,726
Ascend Learning, LLC, Initial Term Loan, 2nd Lien
7.652%, VAR LIBOR+3.250%, 07/12/2024	142	140
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 1st Lien
6.083%, VAR LIBOR+6.000%, 08/04/2025	2,313	2,343
Avaya Inc., Tranche B Term Loan, 2nd Lien
7.902%, 12/15/2024	854	816
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
8.093%, VAR LIBOR+3.000%, 06/02/2025	554	554
BCP Raptor, LLC, Initial Term Loan, 1st Lien
6.083%, VAR LIBOR+4.250%, 08/17/2022	1,491	1,413
Big River Steel LLC, Closing Date Term Loan, 1st Lien
4.250%, VAR LIBOR+5.000%, 08/23/2023	1,299	1,302
Blackstone CQP Holdco LP, Initial Term Loan, 1st Lien
4.902%, 06/07/2024	1,598	1,599
Boardriders, Inc., Initial Loan, 1st Lien
11.000%, 02/28/2024	1,579	1,529
Boart Longyear Management Pty Limited, Term Loan Securities, 1st Lien
11.000%, 10/06/2023 (B)	172	172
Brazos Delaware II, LLC, Initial Term Loan, 1st Lien
5.902%, 05/21/2025	1,462	1,373

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Brookfield Property REIT Inc., Initial Term B Loan, 1st Lien
4.902%, 09/28/2023	$1,721	$1,678
Builders FirstSource, Inc., Refinancing Term Loan, 1st Lien
3.750%, 02/29/2024	305	304
BWay Holding Company , Initial Term Loan, 1st Lien
3.456%, VAR LIBOR+3.250%, 04/03/2024	2,724	2,628
California Resources Corporation, Initial Loan, 1st Lien
12.777%, VAR LIBOR+4.750%, 12/31/2022	782	746
California Resources Corporation, Loan, 2nd Lien
6.919%, VAR LIBOR+10.375%, 05/09/2024	2,897	2,935
Carestream Health, Inc., Extended Term Loan, 1st Lien
11.902%, 02/28/2021	1,021	985
9.580%, 06/07/2021	1,637	1,560
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
7.930%, VAR LIBOR+4.250%, 02/12/2025	3,557	3,404
Cenveo Corporation, Exit Term Loan
11.404%, 12/19/2022	8	7
Cenveo Corporation, Exit Term Loan, 1st Lien
11.404%, 12/19/2022	1,306	1,248
Claire’s Stores, Term Loan, 1st Lien
9.938%, 10/12/2038 (B)	581	901
Cumulus Media New Holdings Inc., Term Loan, 1st Lien
7.402%, 05/13/2022	2,892	2,888
CWGS Group, LLC, Term Loan, 1st Lien
5.152%, 09/30/2021	324	298
Diebold Nixdorf, Incorporated (f/k/a Diebold, Incorporated), Term A-1 Loan, 1st Lien
5.780%, 11/22/2020	931	981
East Valley Tourist Development Authority , Term Loan, 1st Lien
0.500%, VAR LIBOR+8.000%, 01/10/2024 (B)	2,140	2,118
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
7.410%, 10/10/2025	5,802	5,113
Epic Crude Services, LP, Term Loan, 1st Lien
7.902%, 03/02/2026	1,720	1,689
EPIC Y-Grade Services, LP, Term Loan, 1st Lien
0.500%, 07/17/2024	2,078	2,011

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Equitrans Midstream Corporation, Loan, 1st Lien
10.622%, 01/26/2024	$597	$599
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien
7.152%, VAR LIBOR+4.750%, 07/31/2025	1,915	1,647
Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
0.500%, VAR LIBOR+3.000%, 05/31/2022	1,042	989
Foresight Energy LLC, Term Loan, 1st Lien
6.402%, VAR LIBOR+5.750%, 02/03/2025	1,221	991
Formula One Management Limited, Facility B3 (USD), 1st Lien
6.602%, VAR LIBOR+2.500%, 02/01/2024	1,753	1,710
Forterra Finance, LLC, Replacement Term Loan, 1st Lien
6.940%, VAR LIBOR+3.000%, 03/31/2020	2,165	1,995
Frontier Communications Corporation, Term B-1 Loan, 1st Lien
8.830%, VAR LIBOR+3.750%, 03/06/2025	996	975
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 1st Lien
3.000%, VAR LIBOR+2.750%, 12/22/2021	466	467
General Nutrition Centers, Inc., FILO Term Loan, 1st Lien
11.240%, VAR LIBOR+7.000%, 12/31/2022	580	585
Go Wireless, Inc., Senior Lien Term Loan, 1st Lien
6.135%, 12/22/2024	1,103	1,070
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 1st Lien
7.830%, VAR LIBOR+5.500%, 05/13/2022 (B)	404	393
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
7.580%, 08/25/2023	1,450	1,181
Hillman Group, Inc., The, Initial Term Loan, 1st Lien
4.154%, 05/30/2025 (G)	1,052	1,011
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
10.902%, 08/27/2025	1,126	1,127

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
II-VI, Senior Secured Term Loan
0.000%, 05/08/2026 (H)	$1,110	$1,093
Indivior Finance S.a r.l., 2017 Replacement USD Term Loan, 1st Lien
6.833%, 02/13/2023	659	591
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
6.904%, 11/27/2023	338	334
Intelsat Jackson Holdings S.A., Tranche B-4 Term Loan, 1st Lien
6.625%, 01/02/2024	325	326
Iron Mountain Inc., Term Loan, 1st Lien
4.213%, 06/04/2023	1,318	1,280
KCA Deutag US Finance LLC (KCA Deutag GMBH), 2018 Extended Term Loan, 1st Lien
6.188%, 07/25/2025	233	174
Knight Energy Services, Exit Facility Loan
0.000%, 02/09/2024 (H)	54	54
Kronos Acquisition Intermediate Inc., Initial Loan, 1st Lien
6.402%, 12/31/2022	214	201
6.402%, 12/31/2022	111	105
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
8.750%, 03/29/2024	2,184	2,078
LBM Borrower, LLC, Tranche C Term Loan, 1st Lien
7.830%, 03/31/2017	1,396	1,393
Lifescan Global Corporation, Initial Term Loan, 1st Lien
12.160%, 10/01/2024	1,950	1,858
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan, 1st Lien
6.152%, VAR LIBOR+12.500%, 12/07/2020 (B)(G)	31	8
MA Financeco., LLC, Tranche B-2 Term Loan, 1st Lien
4.902%, VAR LIBOR+2.500%, 12/14/2023	2,745	2,712
Mashantucket (Western) Pequot Tribe, Term A Loan, 1st Lien
10.527%, VAR LIBOR+3.750%, 08/01/2021 (B)(C)	111	111
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
7.100%, VAR LIBOR+8.125%, 11/03/2020 (B)(C)	6,988	6,935
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
8.580%, 09/23/2020	2,980	2,961

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
McDermott International, Inc., Term Loan, 3rd Lien
0.500%, 09/26/2019	$1,315	$1,293
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
8.080%, VAR LIBOR+4.000%, 09/25/2024	2,511	2,390
Medical Card System, Inc., Loan, 1st Lien
7.830%, VAR LIBOR+0.500%, 02/09/2021 (B)	1,355	1,302
MEG Energy Corp., Term Loan, 1st Lien
5.940%, VAR LIBOR+3.500%, 12/31/2023	53	53
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)(D)	300	–
MGM Resorts International (MGM Grand Detroit, LLC), Term A Loan, 1st Lien
6.152%, 09/23/2019	385	382
MLN US HoldCo LLC, Term B Loan, 2nd Lien
11.189%, 11/30/2025	816	778
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
6.580%, VAR LIBOR+4.000%, 04/03/2025	1,428	1,328
Moneygram International, Inc., Term Loan
0.000%, 03/27/2020 (H)	863	836
Monitronics International, Inc., Term B-2 Loan, 1st Lien
10.772%, 09/30/2022	4,464	4,236
Murray Energy Corporation, Superpriority Term B-2 Loan, 1st Lien
10.272%, 03/15/2024	2,361	1,567
Navistar, Inc., Tranche B Term Loan, 1st Lien
6.902%, 04/05/2023	2,828	2,818
Neiman Marcus Group LTD LLC, Cash Pay/PIK Extended Term Loan, 1st Lien
5.671%, 12/15/2021	1,266	1,105
New LightSquared LLC, Loan, 1st Lien
11.222%, VAR LIBOR+0.000%, 12/07/2020	110	82
New rue21, LLC, Term Loan, 1st Lien
8.330%, VAR FIXED+12.500%, 11/01/2023	134	104
Nielsen Finance LLC (VNU, Inc.), Class B-4 Term Loan, 1st Lien
4.412%, 10/04/2023	372	368
Nine West Holdings Inc., Term Loan, 1st Lien
10.387%, 03/19/2024 (G)	1,526	1,511
Panther BF Aggregator 2 L P, Initial Dollar Term Loan
3.750%, 09/21/2020	1,515	1,503

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Paperworks Industries, Inc., Loan
9.340%, 09/21/2020 (B)	$726	$762
Perforce Software
0.000%, 06/12/2026 (G)	646	644
Petco Animal Supplies, Inc., Term Loan
7.583%, VAR LIBOR+3.000%, 04/09/2022	2,544	1,967
PetSmart, Inc., Amended Loan
5.420%, VAR LIBOR+3.000%, 12/31/2022	2,554	2,483
Plantronics, Inc., Initial Term B Loan
6.644%, 07/02/2025	620	616
Polymer Additives, Inc., Closing Date Term Loan
4.161%, 07/31/2025	515	489
Prairie ECI Acquiror LP, Initial Term Loan
11.000%, 03/11/2026	432	433
Quorum Health Corporation, Term Loan
7.402%, VAR LIBOR+6.750%, 04/29/2022	908	897
Radio One, Inc., Initial Term Loan
5.080%, VAR LIBOR+4.000%, 04/18/2023	608	583
Refinitiv US Holdings Inc., Initial Dollar Term Loan
4.000%, 10/01/2025	1,171	1,135
Regionalcare Hospital Partners Holdings, Inc., Term B Loan
10.580%, 11/16/2025	4,725	4,694
Revlon Consumer Products Corporation, Initial Term B Loan
6.022%, VAR LIBOR+3.500%, 09/07/2023	2,072	1,726
Schenectady International Group, Inc., Initial Term Loan
7.348%, 10/15/2025	1,898	1,872
Scientific Games International, Inc., Initial Term B-5 Loan
5.152%, 08/14/2024	1,616	1,590
Sequa Mezzanine Holdings L.L.C., Initial Term Loan
8.750%, VAR LIBOR+5.000%, 11/28/2021	1,442	1,408
SP PF Buyer LLC, Closing Date Term Loan
6.652%, 12/22/2025	1,536	1,457
Sprint Communications, Inc., 2019 Incremental Term Loan
4.938%, 02/02/2024	1,269	1,256
Staples, Inc., 2019 Refinancing New Term B-1 Loan
7.101%, 04/16/2026	832	798

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Starfruit Finco B.V. (Starfruit US Holdco LLC), Initial Dollar Term Loan
5.669%, 10/01/2025	$907	$891
Steinway Musical Instruments, Inc., Closing Date Loan
4.000%, 02/14/2025	1,333	1,303
Syniverse Holdings, Inc., Tranche C Term Loan
3.000%, VAR LIBOR+5.000%, 03/09/2023	2,956	2,712
Team Health Holdings, Inc., Initial Term Loan
8.522%, VAR LIBOR+2.750%, 02/06/2024	2,686	2,374
Thor Industries, Inc., Initial USD Term Loan
8.250%, 02/01/2026	1,219	1,200
Titan Acquisition Limited, Initial Term Loan
5.401%, 03/28/2025	1,086	1,036
Traverse Midstream Partners LLC, Advance
5.902%, VAR LIBOR+4.000%, 09/27/2024	1,104	1,089
U.S. Renal Care, Inc., Initial Term Loan
0.500%, 06/12/2026	355	348
Ultra Resources, Inc., Loan
6.154%, 04/12/2024	1,481	1,123
Vistra Operations Company LLC (fka Tex Operations Company LLC), 2018 Incremental Term Loan
4.330%, 12/31/2025	420	420
Weight Watchers International, Inc., Initial Term Loan
4.902%, 11/29/2024	760	745
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016)
9.750%, VAR LIBOR+4.000%, 03/29/2021	2,069	2,126
Windstream Services, LLC (fka Windstream Corporation), Tranche B-7 Term Loan
9.587%, VAR LIBOR+3.250%, 02/17/2024	579	588
Woodford Express, LLC, Initial Term Loan
0.500%, 01/27/2025	1,242	1,218

Total Loan Participations (Cost $160,999) ($ Thousands)		157,988

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 9.4%

Other Asset-Backed Securities — 9.4%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
2.990%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)(B)(D)	$587	$23
B&M CLO, Ser 2014-1A, Cl E
8.351%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(B)	2,480	2,142
Battalion CLO IV, Ser 2013-4A, Cl SUB
0.000%, 10/22/2025 (A)(B)(H)	5,640	28
Battalion CLO V, Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (A)(B)(H)	3,274	64
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(B)(H)	4,490	1,841
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 04/18/2030 (A)(B)(H)	3,390	2,271
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2029 (A)(B)(H)	4,450	3,871
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(B)(H)	5,857	4,569
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(B)(H)	4,663	3,824
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (B)(H)	3,427	3,063
Battalion CLO XVI, Warehouse Note
0.000%, (B)(H)(I)	934	934
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(H)	2,531	1,126
Benefit Street Partners CLO IV
0.000%, 07/20/2026 *(A)(B)(H)	3	1,822
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(H)	2,293	1,972
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(H)	6,387	192
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (B)	10,259	7,981
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(H)	7,502	5,314
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (B)(H)	6,715	5,005
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(B)	6,720	5,477
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/15/2029 (A)(B)(H)	6,228	4,358

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XIV, Warehouse Note, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(B)(H)	$3,809	$3,085
Benefit Street Partners Static CLO, Warehouse Note
0.000%, (B)(H)(I)	2,514	2,496
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(H)	1,869	1,430
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(B)(H)	3,139	2,543
CVP Cascade CLO, Ser 2014-2A, Cl D
7.401%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(B)	759	695
CVP Cascade CLO, Ser 2014-2A, Cl E
8.401%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)	2,469	2,075
Dryden 75 CLO, Ser 2019-75A, Cl SUB
0.000%, 07/15/2030 (A)(B)(H)	2,915	2,507
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
9.792%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(B)	3,890	3,802
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 06/20/2027 (A)(B)(H)	2,907	1,167
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(B)(H)	4,860	3,980
Great Lakes CLO, Ser 2015-1A, Cl ER
9.961%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(B)	3,253	3,039
Great Lakes CLO, Ser 2015-1A, Cl FR
12.601%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(B)	1,198	1,041
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(B)(H)	4,519	3,340
Great Lakes CLO, Ser 2017-1A, Cl ER
10.097%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(B)	3,321	3,222
Great Lakes CLO, Ser 2017-1A, Cl FR
12.597%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(B)	1,940	1,761
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2029 (A)(B)(H)	2,484	1,842
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
10.152%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(B)	3,223	3,135
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(B)(H)	651	558

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
9.671%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(B)	$1,559	$1,435
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(B)(H)	1,169	1,002
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(B)(H)	3,797	2,886
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
8.430%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(B)	2,499	2,330
Neuberger Berman CLO XVI-S, Ser 2018-16SA, Cl SUB
0.000%, 01/15/2028 (A)(B)(H)	1,459	1,284
Neuberger Berman CLO XXII, Ser 2016-22A, Cl F
0.100%, 10/17/2030 (A)(B)	112	49
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027 (A)(B)(H)	3,640	2,293
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
8.630%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(B)	3,439	3,439
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(B)(H)	7,983	5,001
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2025 (A)(B)(H)	2,615	155
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(B)(H)	1,655	1,233
Shackleton 2019-XIV Clo, Ser 2019-14A, Cl SUB
0.000%, 07/20/2030 (A)(B)(H)	1,999	1,680
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)(B)(H)	7,935	24
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (B)	6,388	4,791
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(H)	9,085	7,472
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(B)(H)	4,194	2,936
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(B)(H)	2,978	2,146
TCW CLO, Ser 2019-2
0.000%, (B)	465	465
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(B)(H)	11,892	8,978
Venture CDO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)(H)	2,030	1,502

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(H)	$1,609	$1,158
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(H)	3,228	2,550

Total Asset-Backed Securities (Cost $125,546) ($ Thousands)		152,404

Shares

COMMON STOCK — 1.3%
21st Century Oncology *(B)(F)	1,533	56
Amplify Energy Corp *	87,414	488
Aspect Software, Cl CR1 *(B)	27,500	–
Aspect Software, Cl CR2 *(B)	11,134	–
ATD New Holdings *	1,854	59
Avaya Holdings Corp *	26,343	314
Berry Petroleum Corp	330,510	3,503
Caesars Entertainment Corp *	38,612	456
Cenveo Corp *(B)	38,426	522
CHC Group LLC *	1,075	–
Clear Channel Outdoor Holdings Inc, Cl A *	202,316	955
CUI Acquisition *(B)(F)	3	150
Cumulus Media Inc, Cl A *(B)(C)	59,587	1,105
Global Aviation Holdings Inc, Cl A *(B)	97,655	–
Gymboree *(B)	40,312	20
Halcon Resources Corp *	68,040	12
iHeartMedia Inc *	89,376	1,345
Jupiter Resources *(B)	317,569	834
Knight Energy Services *	1,764	94
Medical Card Systems *(B)	284,758	–
Mmodal *(B)(C)	148,769	876
Nine West FKA Premier Brands	92,548	1,464
Paperworks Industries, Inc. *(B)(F)	52,360	1,062
Parker Drilling	29,119	591
Parker Drilling Co *	49,970	1,013
Quad/Graphics Inc	166	1
Reichhold Industries *(B)(F)	1,427	1,103
Remington Outdoor Company Inc *(B)(F)	12,794	19
Rue 21 *	55,057	41
SandRidge Energy *	3,760,982	55
TE Holdcorp *	50,160	—
Titan Energy LLC *	22,243	—
UCI International Holdings *(B)(F)	27,268	627
VICI Properties Inc	83,193	1,834
Vistra Energy Corp	81,512	1,846

Total Common Stock (Cost $28,065) ($ Thousands)		20,445

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.5%

Connecticut — 0.3%
Mohegan Tribal, Finance Authority, RB
Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)(B)	$3,540	$3,681

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	879	683
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2023 (B)(D)	350	205
5.125%, 07/01/2037 (D)	340	199
5.000%, 07/01/2041 (D)	765	447
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2042 (D)	275	210
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2025 (B)(D)	190	146
5.250%, 07/01/2027 (D)	245	188
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (B)(D)	390	299
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (D)	320	245
Puerto Rico, Electric Power Authority, Ser NN, RB
5.500%, 07/01/2020 (B)(D)	390	300
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (D)	250	191
Puerto Rico, Electric Power Authority, Ser WW, RB
5.500%, 07/01/2020 (B)(D)	165	127
5.500%, 07/01/2021 (D)	170	131
5.500%, 07/01/2038 (D)	75	58
5.250%, 07/01/2033 (D)	105	80
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2035 (B)(D)	60	46

		3,555

Total Municipal Bonds (Cost $6,824) ($ Thousands)		7,236

CONVERTIBLE BONDS — 0.4%
CHC Group CV to 125.0000
13.239%, 10/01/2020 (B)	55	16
Cheniere Energy CV to 83.03
4.250%, 03/15/2045	615	482

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	$100	$80
DISH Network CV to 12.1630
2.375%, 03/15/2024	602	556
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,057	2,789
Liberty Media CV to 22.94686
4.000%, 11/15/2029	493	347
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	300	411
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	1,710	2,252

Total Convertible Bonds (Cost $6,463) ($ Thousands)		6,933

Shares

PREFERRED STOCK — 0.2%
21st Century Oncology, 0.000% *(B)(F)	1,943	409
Claire’s Stores, 0.000% *(B)	761	769
Crestwood Equity Partners, 9.250%	82,000	764
FHLMC, 0.000% *	16,903	312
FNMA, 0.000% *	24,650	519
TE Holdcorp, 0.000% *(B)	87,794	–
VICI Properties, 0.000%	38,747	854

Total Preferred Stock (Cost $3,317) ($ Thousands)		3,627

Number of Rights

RIGHTS — 0.0%
Texas Competitive Electric Holdings LLC
0.000 ‡‡	218,213	167

Total Rights (Cost $295) ($ Thousands)		167

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Cumulus Media, Expires 12/30/2027 Strike Price $– *	10,632	$164
Guitar Center, Expires 12/30/2027 Strike Price $– *(B)	12,965	–
iHeartCommunications, Expires Strike Price *(B)	14,644	–
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $– *(B)	2,496	–
Lion Holding, Expires 12/30/2027 Strike Price $– *	1,575	–
Remington Arms, Expires Strike Price $– *(B)	12,902	–
SandRidge Energy, Expires 10/07/2022 Strike Price $41 *	7,382	–
SandRidge Energy, Expires 10/07/2022 Strike Price $42 *	3,108	–

Total Warrants (Cost $448) ($ Thousands)		164

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
2.400% **†(J)	1,142	$1

Total Affiliated Partnership (Cost $1) ($ Thousands)		1

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Government Fund, Cl F
2.140%**†	76,603,515	76,604

Total Cash Equivalent (Cost $76,604) ($ Thousands)		76,604

Total Investments in Securities — 99.8% (Cost $1,616,092) ($ Thousands)		$1,618,854

A list of the outstanding centrally cleared swap agreements held by the Fund at June 30, 2019, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS HY32 6.215	Buy	5.00%	Quarterly	06/20/2024	4,625	$(348)	$(280)	$(68)
CDS_HY32_-6.1266Q	Buy	5.00%	Quarterly	06/20/2024	6,835	(515)	(408)	(107)
CDS_HY32_-6.155	Buy	5.00%	Quarterly	06/20/2024	2,280	(172)	(137)	(35)
CDS_HY32_-6.195	Buy	5.00%	Quarterly	06/20/2024	2,275	(171)	(137)	(34)
CDS_HY32_-6.275	Buy	5.00%	Quarterly	06/20/2024	2,070	(156)	(126)	(30)
CDX NA.HY.29 5Y	Sell	5.00%	Quarterly	12/20/2022	(7,014)	513	407	106
CDX.NA.HY.30.5Y	Sell	5.00%	Quarterly	06/20/2023	(2,100)	167	130	37
CDX.NA.HY.31.5Y	Sell	5.00%	Quarterly	12/20/2023	(792)	63	(41)	104

						$(619)	$(592)	$(27)

A list of the outstanding OTC swap agreements held by the Fund at June 30, 2019, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	IBOXHY_SEP19_288.35	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	09/20/2019	USD	2,472	$(31)	$12	$(43)
JPMorgan Chase	IBOXHY_SEP19_287.2	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	09/20/2019	USD	4,683	(78)	22	(100)
JPMorgan Chase	IBOXHY_SEP19_288	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	09/20/2019	USD	5,557	(77)	27	(104)
JPMorgan Chase	IBOXHY_SEP19_288A	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	09/20/2019	USD	5,558	(77)	27	(104)

								$(263)	$88	$(351)

Percentages are based on Net Assets of $1,622,495 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2019.

†	Investment in Affiliated Security.

‡‡	Expiration date not available.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $881,816 ($ Thousands), representing 54.3% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Securities considered illiquid. The total value of such securities as of June 30, 2019 was $12,041 ($ Thousands) and represented 0.7% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.

(E)	Securities considered restricted. The total market value of such securities as of June 30, 2019 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(F)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2019 was $20,457 ($ Thousands) and represented 1.3% of the Net Assets of the Fund.

(G)	Unsettled bank loan. Interest rate may not be available.

(H)	Interest rate unavailable.

(I)	Maturity date not available.

(J)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2019 was $1 ($ Thousands).

CAD — Canadian Dollar

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

CVR — Contingent Value Rights

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PIK — Payment-in-Kind

Pty — Proprietary

RB — Revenue Bond

REIT — Real Estate investment Trust

SPX — Standard & Poor’s 500 Index

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

A list of restricted securities held by the Fund as of June 30, 2019 is as follows:

	Face Amount ($ Thousands)/Number of Shares	Aquisition Date	Right to Aquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (escrow security)	2,600	11/30/2010	11/20/2010	$–	$–	0.00%

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$–	$1,190,431	$2,854	$1,193,285
Loan Participations	–	145,286	12,702	157,988
Asset-Backed Securities	–	–	152,404	152,404
Common Stock	12,507	1,564	6,374	20,445
Municipal Bonds	–	2,432	4,804	7,236
Convertible Bonds	–	6,917	16	6,933
Preferred Stock	1,282	1,167	1,178	3,627
Rights	–	167	–	167
Warrants	–	164	–	164
Affiliated Partnership	–	1	–	1
Cash Equivalent	76,604	–	–	76,604

Total Investments in Securities	$90,393	$1,348,129	$180,332	$1,618,854

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	$–	$247	$–	$247
Unrealized Depreciation	–	(274)	–	(274)
OTC Swaps
Total Return Swaps *
Unrealized Depreciation	–	(351)	–	(351)

Total Other Financial Instruments	$–	$(378)	$–	$(378)

*Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Municipal Bonds	Investments in Convertible Bonds	Investments in Preferred Stock
Balance as of October 1, 2018	$7,195	$18,137	$160,025	$6,587	$5,126	$55	$1,046
Accrued discounts/premiums	11	(113)	139	–	1	10	–
Realized gain/(loss)	–	(2,439)	5,137	3,945	20	(89)	780

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Municipal Bonds	Investments in Convertible Bonds	Investments in Preferred Stock
Change in unrealized appreciation/ (depreciation)	5	1,957	(1,264)	(1,683)	29	40	220
Purchases	34	733	23,481	–	–	–	170
Sales	(11)	(5,684)	(35,114)	(5,689)	(1,495)	–	(1,038)
Net transfer into Level 3	–	7,839	–	3,357	1,123	–	–
Net transfer out of Level 3	(4,380)	(7,728)	–	(143)	–	–	–

Ending Balance as of June 30, 2019 (1)	$2,854	$12,702	$152,404	$6,374	$4,804	$16	$1,178

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$5	$1,957	$(1,264)	$(1,683)	$29	$40	$220

(1) Of the $180,332 ($ Thousands) in Level 3 securities as of June 30, 2019, $6,642 ($ Thousands) or 0.4% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

High Yield Bond Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$ 1	$ —	$ —	$ —	$ 1	1,142	$ —	$ —
SEI Daily Income Trust, Government Fund, Cl F	70,705	530,507	(524,608)	—	—	76,604	76,603,515	1,125	—

Totals	$ 70,705	$ 530,508	$ (524,608)	$ —	$ —	$ 76,605	76,604,657	$ 1,125	$ —

As of June 30, 2019, High Yield Bond Fund is the seller (“providing protection”) on a total notional amount of $9.9 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	$740,191	$740,191
Maximum potential amount of future payments	-	-	-	9,906,000	9,906,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	9,906,000	-	-	9,906,000
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	-	-
Total	$-	$-	$9,906,000	$-	$-	$9,906,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER — 53.1%
Consumer Staples — 1.6%
Nestle Finance International
2.580%, 08/21/2019 (A)(B)	$4,000	$3,987

Consumer Discretionary — 1.0%
Autozone
2.502%, 07/02/2019 (A)	2,300	2,299

Financials — 48.9%
Albion Capital
2.420%, 07/01/2019 (A)	3,739	3,738
Antalis SA
2.451%, 07/03/2019 (A)	5,000	4,998
Australia & New Zealand Banking Group
2.812%, 01/10/2020 (B)	1,500	1,503
Bennington Stark Capital
2.401%, 07/01/2019 (A)	4,773	4,772
BNG Bank
2.401%, 07/02/2019 (A)	7,818	7,816
BPCE
2.689%, 10/01/2019 (A)(B)	1,500	1,491
Caterpillar Financial Services
2.536%, 09/05/2019 (A)	1,500	1,492
CDP Financial
2.551%, 10/28/2019 (A)	3,000	2,976
2.531%, 11/05/2019 (A)	3,000	2,974
Chariot Funding
2.660%, 10/07/2019 (A)	4,000	3,974
2.434%, 08/29/2019 (A)	3,770	3,755
CPPIB Capital
2.701%, 03/09/2020 (A)	3,000	2,950
2.552%, 11/07/2019 (A)	3,000	2,974
Crown Point Capital
2.64%, 08/05/2019 (A)(B)	3,000	3,001
Erste Abwicklungsanstalt
2.500%, 09/18/2019 (A)	3,000	2,984
Federation Des Caisses Desjardins
2.782%, 12/10/2019 (B)	2,000	2,003
Federation Des Caisses Desjardins
2.495%, 08/16/2019 (A)	4,000	3,987
2.415%, 07/05/2019 (A)	3,000	2,998
Landesbank Baden-Wurttemberg
2.431%, 07/02/2019 (A)	7,000	6,998
Liberty Street Funding
2.446%, 09/06/2019 (A)	6,000	5,973
LMA Americas
2.442%, 08/16/2019 (A)	2,350	2,343
MacQuarie Bank
2.39%, 05/07/2020	2,000	2,000
Metlife Short Term Fund
2.624%, 09/09/2019 (A)	3,000	2,986
Mont Blanc Capital
2.497%, 07/03/2019 (A)	3,120	3,119
2.471%, 10/04/2019 (A)	2,000	1,987

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
National SEC Clearing (A)
2.421%, 08/13/2019	$3,000	$2,991
Nordea Bank (A)
2.675%, 04/27/2020	2,000	1,963
NRW Bank
2.401%, 07/02/2019 (A)	3,000	2,999
Old Line Funding
2.845%, 08/14/2019 (A)(B)	4,000	3,988
2.562%, 08/27/2019 (A)(B)	2,000	1,993
Ontario Teacher Fin First
2.610%, 01/02/2020 (A)	2,500	2,472
2.551%, 10/30/2019 (A)	2,500	2,482
Regency Markets
2.425%, 07/15/2019 (A)	3,000	2,997
Ridgefield Funding
2.535%, 08/07/2019 (A)	2,234	2,228
Sumitomo Mitsui Trust Bank
2.579%, 07/09/2019 (A)	2,000	1,999
Suncorp-Metway
2.641%, 11/25/2019 (A)(B)	1,000	989
2.627%, 11/14/2019 (A)(B)	2,000	1,981
2.338%, 12/16/2019 (A)(B)	3,000	2,964
Toyota Motor Credit
2.35%, 01/07/2020	2,000	2,000
UBS
2.945%, 12/19/2019 (B)	1,500	1,502

		121,340

Industrials — 1.6%
Coca-Cola
3.065%, 12/09/2019 (A)(B)	3,000	2,969
2.162%, 05/12/2020 (A)	1,000	981

		3,950

Total Commercial Paper (Cost $131,542) ($ Thousands)		131,576

CORPORATE OBLIGATIONS — 4.8%
Consumer Discretionary — 1.6%
Jets Stadium Development
2.400%, 07/03/2019 (B)(C)	4,000	4,000

Financials — 3.2%
Australia & New Zealand Banking Group MTN
1.600%, 07/15/2019	1,500	1,500
Bank of Montreal
2.911%, VAR ICE LIBOR USD 3 Month+0.330%, 07/11/2019	2,500	2,500

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse NY
2.800%, VAR United States Secured Overnight Financing Rate+0.300%, 06/19/2020	$2,000	$2,000
National Australia Bank
1.375%, 07/12/2019	2,000	2,000

		8,000

Total Corporate Obligations (Cost $11,999) ($ Thousands)		12,000

CERTIFICATES OF DEPOSIT — 34.3%
Bank of Montreal
2.814%, 01/17/2020	1,500	1,503
2.812%, 12/10/2019	2,000	2,003
Bank of Nova Scotia
2.587%, 09/20/2019	2,000	2,001
Bedford Row Funding
2.780%, 08/02/2019 (B)	2,000	2,000
BNP Paribas
2.501%, 09/27/2019	3,000	2,998
2.180%, 12/24/2019	2,000	2,000
Canadian Imperial Bank of Commerce
2.811%, 12/06/2019	1,000	1,001
2.704%, 07/25/2019	2,500	2,501
2.704%, 07/16/2019	2,000	2,000
Credit Agricole
2.517%, 03/20/2020	1,000	1,000
DNB Bank
2.601%, 10/16/2019	3,000	3,000
Ing US Funding
2.801%, 10/04/2019	3,000	3,003
Landesbank Hessen Thueringen Giroz
2.400%, 07/05/2019	9,250	9,250
Mizuho Bank NY
2.593%, 07/30/2019 (A)(B)	2,000	2,000
2.532%, 11/18/2019	2,000	2,000
MUFG Bank
2.705%, 02/24/2020	1,500	1,500
National Bank Of Canada
2.542%, 12/11/2019	3,000	3,001
Natixis
2.720%, 04/03/2020	2,000	2,008
2.700%, 06/05/2020	1,500	1,500
2.650%, 12/17/2019	2,000	2,004
Royal Bank of Canada
2.970%, 01/09/2020	2,500	2,504
2.704%, 08/16/2019	1,300	1,301
Standard Chartered Bank
2.542%, 10/31/2019	2,500	2,500
Sumitomo Mitsui Trust Bank
2.725%, 08/16/2019	1,500	1,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
2.711%, 02/25/2020	$2,000	$2,001
2.610%, 10/04/2019	3,000	3,000
Sumitomo Mitsui Banking
2.641%, 10/18/2019	2,500	2,500
Svenska Handelsbanken
2.629%, 12/19/2019 (A)(B)	2,500	2,502
Toronto Dominion Bank
2.612%, 06/10/2020	3,000	3,000
2.540%, 09/05/2019	3,000	3,001
UBS
2.840%, 07/02/2019 (B)	1,000	1,000
2.792%, 07/23/2019 (B)	2,500	2,500
2.690%, 08/28/2019 (B)	1,500	1,501
Westpac Banking
2.759%, 11/01/2019 (B)	1,000	1,000
2.732%, 11/08/2019 (B)	2,000	2,002
2.616%, 02/03/2020	3,000	3,000
Yankee CD Credit Suisse AG
2.700%, 05/01/2020	2,000	2,005

Total Certificates of Deposit (Cost $85,050) ($ Thousands)		85,090

	Shares

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust Government Fund, Cl F
2.140%**†	309,401	309

Total Cash Equivalent (Cost $309) ($ Thousands)		309

	Face Amount (Thousands)

REPURCHASE AGREEMENTS — 7.7%
Goldman Sachs
2.510%, dated 06/28/2019, to be repurchased on 07/01/2019, repurchase price $2,000,418 (collateralized by FNMA obligations, par value $989,000 - $1,041,991, 1.880% - 4.000%, 06/19/2023 - 11/20/2048; total market value $2,036,509) (D)	2,000	2,000

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENTS (continued)
TD Securities
2.520%, dated 06/28/2019, to be repurchased on 07/01/2019, repurchase price $17,003,570 (collateralized by FNMA obligations, par value $17,161,575, 3.500%, 06/01/2049; total market value $17,465,177) (D)	$17,000	$17,000

Total Repurchase Agreements (Cost $19,000) ($ Thousands)		19,000

Total Investments in Securities — 100.0% (Cost $247,900) ($ Thousands)		$247,975

Percentages are based on Net Assets of $247,927 ($ Thousands).

**	Rate shown is the 7-day effective yield as of June 30, 2019.

†	Investment in Affiliated Security.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $46,876 ($ Thousands), representing 18.9% of the Net Assets of the Fund.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(D)	Tri-Party Repurchase Agreement.

Cl — Class

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

USD — United States Dollar

VAR — Variable Rate

The following is a list of the levels of inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$131,576	$–	$131,576
Corporate Obligations	–	12,000	–	12,000
Certificates of Deposit	–	85,090	–	85,090
Cash Equivalent	309	–	–	309
Repurchase Agreements	–	19,000	–	19,000

Total Investments in Securities	$309	$247,666	$–	$247,975

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 251	$ 14,130	$ (14,072)	$ —	$ —	$ 309	309,401	$ 1	$ —

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 70.1%
Arizona — 1.1%
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
Callable 07/01/2019 @ 100
2.000%, 09/01/2035 (A)(B)	$2,000	$2,000

Connecticut — 2.6%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser A-3, RB
Callable 07/01/2019 @ 100
1.900%, 11/15/2045 (A)	1,150	1,150
Connecticut State, Ser C, GO
Callable 07/01/2019 @ 100
1.990%, 05/15/2034 (A)	3,470	3,470

		4,620

District of Columbia — 2.7%
District of Columbia, Community Connections Real Estate Foundation Project, Ser A, RB
Callable 08/01/2019 @ 100
1.950%, 07/01/2032 (A)(B)	2,400	2,400
District of Columbia, Georgetown University Project, RB
Callable 07/01/2019 @ 100
1.850%, 04/01/2041 (A)(B)	390	390
RBC Municipal Products Trust, Ser 2018-G63, GO
1.930%, 12/01/2023 (A)(B)(C)	2,000	2,000

		4,790

Florida — 3.3%
Escambia County, Health Facilities Authority, Azalea Trace Project, Ser B, RB, AGC
Callable 08/01/2019 @ 100
1.800%, 11/15/2029 (A)	80	80
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB
Callable 07/01/2019 @ 100
1.950%, 04/01/2032 (A)(B)	5,695	5,695

		5,775

Georgia — 1.1%
Monroe County, Development Authority, Oglethorpe Power Project, Ser B, RB
Callable 07/01/2019 @ 100
1.950%, 01/01/2036 (A)(B)	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois — 3.8%
Illinois State, Finance Authority, YMCA Metropolitan Chicago Project, RB
Callable 07/01/2019 @ 100
1.950%, 06/01/2029 (A)(B)	$1,800	$1,800
Tender Option Bond Trust Receipts, Ser 2015-XF1043, GO
1.960%, 03/01/2033 (A)(B)(C)	4,250	4,250
Tender Option Bond Trust Receipts, Ser 2017-XG0133, RB
1.940%, 01/04/2020 (A)(C)	760	760

		6,810

Indiana — 0.7%
Elkhart County, Multi-Family Housing Authority, Ashton Pines Apartments Project, Ser A, RB
Callable 07/01/2019 @ 100
1.900%, 09/01/2043 (A)(B)	1,200	1,200

Iowa — 5.9%
Iowa State, Finance Authority, Midwestern Disaster Area Economic Development, CJ Bio America Project, RB
2.400%, 04/01/2022 (A)(B)	6,300	6,300
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
Callable 08/01/2019 @ 100
1.920%, 09/01/2036 (A)	1,500	1,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB
Callable 07/01/2019 @ 100
1.920%, 05/01/2023 (A)	2,700	2,700

		10,500

Louisiana — 1.6%
Ascension Parish, Industrial Development Board, BASF Project, RB
Callable 08/01/2019 @ 100
1.950%, 10/01/2039 (A)	2,000	2,000
Saint Charles Parish, Pollution Control, Shell Oil Project, Ser B, RB
Callable 07/01/2019 @ 100
1.610%, 10/01/2022 (A)	800	800

		2,800

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland — 1.2%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
Callable 08/01/2019 @ 100
1.940%, 02/01/2041 (A)	$1,070	$1,070
Maryland State, Economic Development Authority, Academy of Sciences Project, RB
1.980%, 04/01/2033 (A)(B)	1,000	1,000

		2,070

Massachusetts — 0.3%
University of Massachusetts, Building Authority, Ser 1, RB
Callable 07/01/2019 @ 100
1.870%, 11/01/2034 (A)	500	500

Michigan — 2.6%
Michigan State University, Ser A, RB
Callable 07/01/2019 @ 100
1.930%, 02/15/2033 (A)	1,800	1,800
Michigan State, Housing Development Authority, Single Family Mortgage Project, Ser D-REM, RB
Callable 07/01/2019 @ 100
1.970%, 06/01/2030 (A)	2,800	2,800

		4,600

Missouri — 3.3%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
Callable 07/01/2019 @ 100
1.910%, 04/15/2034 (A)(B)	2,300	2,300
RBC Municipal Products Trust, Ser C-16, RB
1.960%, 09/01/2039 (A)(B)(C)	3,500	3,500

		5,800

New York — 17.7%
Honeoye Falls-Lima, Central School District, GO
2.250%, 06/18/2020	4,773	4,809
New York City, Water & Sewer System, RB
Callable 07/01/2019 @ 100
1.650%, 06/15/2049 (A)	300	300
New York City, Housing Development Authority, Hewitt House Apartments Project, Ser A, RB
Callable 07/01/2019 @ 100
1.900%, 11/01/2048 (A)(B)	1,500	1,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Sub-Ser J-8-R, GO
Callable 08/01/2019 @ 100
2.050%, 08/01/2021 (A)(B)	$1,955	$1,955
New York State, Thruway Authority, RB
Callable 09/15/2019 @ 100
4.000%, 02/01/2020	5,000	5,026
New York State, Housing Finance Agency, 600 W. 42nd Street Project, Ser A, RB
Callable 07/01/2019 @ 100
1.910%, 05/15/2041 (A)(B)	3,000	3,000
Oneida County, Industrial Development Agency, Mohawk Valley Community College Dormitory Project, Ser A, RB
Callable 07/01/2019 @ 100
1.950%, 08/01/2038 (A)(B)	1,200	1,200
Oswego County, Industrial Development Agency, O.H. Properties Project, Ser A, RB
Callable 07/01/2019 @ 100
2.150%, 06/01/2024 (A)(B)	655	655
RBC Municipal Products Trust, Ser 2018-G5, GO
1.930%, 10/01/2025 (A)(B)(C)	1,900	1,900
Sandy Creek, Central School District, GO
2.250%, 06/26/2020	3,000	3,023
South Jefferson, Central School District, GO
2.250%, 07/09/2020	1,000	1,007
Tender Option Bond Trust Receipts, Ser 2016- XF0499, RB
Callable 11/15/2026 @ 100
2.020%, 11/15/2056 (A)(C)	2,030	2,030
Tender Option Bond Trust Receipts, Ser 2017- XF0550, RB
Callable 02/15/2027 @ 100
1.950%, 02/15/2042 (A)(C)	2,000	2,000
Tonawanda, GO
2.500%, 06/04/2020	2,900	2,925

		31,330

Ohio — 7.6%
Akron Bath Copley, Joint Township Hospital District, Ser B-R, RB
Callable 07/01/2019 @ 100
1.870%, 11/15/2047 (A)(B)	1,000	1,000
American Municipal Power, Electric System Improvement, Village of Jackson Center Project, RB
3.000%, 08/15/2019	280	280
Berea, GO
3.000%, 03/12/2020	3,445	3,480
Garfield Heights, GO
2.750%, 06/18/2020	750	759

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hamilton County, HealthCare Facilities Authority, Children’s Home Project, RB
Callable 07/01/2019 @ 100
1.900%, 03/01/2033 (A)(B)	$800	$800
Lakewood, Income Tax Revenue Notes, RB
3.000%, 03/26/2020	3,000	3,034
Lorain County, Various Purpose, GO
3.000%, 02/07/2020	2,400	2,422
Miamisburg, GO
3.000%, 06/24/2020	1,000	1,015
Parma Heights, GO
2.500%, 04/09/2020	735	741

		13,531

Pennsylvania — 0.4%
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
Callable 08/01/2019 @ 100
1.800%, 11/15/2029 (A)	195	195
Philadelphia, Gas Works Authority, Ser D, RB
Callable 08/01/2019 @ 100
1.900%, 08/01/2031 (A)(B)	600	600

		795

Tennessee — 3.1%
Clarksville, Public Building Authority, Pooled Financing, RB
Callable 08/01/2019 @ 100
1.950%, 06/01/2029 (A)(B)	3,500	3,500
Shelby County, Health Educational & Housing Facilities Authority, Providence Place Apartments Project, RB
Callable 07/04/2019 @ 100
1.920%, 12/15/2042 (A)(B)	2,000	2,000

		5,500

Texas — 7.2%
Port Arthur, Navigation District, Industrial Development, Total Petrochemicals Project, Ser A, RB
Callable 07/01/2019 @ 100
1.950%, 12/01/2040 (A)	1,000	1,000
Port Arthur, Navigation District, Total Petrochemicals Project, RB
Callable 09/03/2019 @ 100
1.950%, 03/01/2039 (A)	5,300	5,300
Texas State, Tax Revenue Anticipation Notes, RB
4.000%, 08/29/2019	4,000	4,016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Veterans Bonds, GO
Callable 07/01/2019 @ 100
2.100%, 12/01/2047 (A)	$2,530	$2,530

		12,846

Wisconsin — 3.9%
DeForest Area School District, RB
Callable 08/18/2019 @ 100
3.000%, 12/18/2019	2,500	2,504
Oshkosh, Industrial Development Authority, Oshkosh Coil Spring Project, Ser A, AMT, RB
Callable 07/01/2019 @ 100
2.050%, 12/01/2020 (A)(B)	420	420
Sun Prairie Area School District, RB
Callable 08/29/2019 @ 100
3.000%, 12/31/2019	2,000	2,005
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
Callable 07/01/2019 @ 100
1.950%, 05/01/2046 (A)	2,000	2,000

		6,929

Total Municipal Bonds (Cost $124,363) ($ Thousands)		124,396

TAX-EXEMPT COMMERCIAL PAPER — 31.2%
Garland
1.450%, 08/15/2019	2,000	1,999
Harris County
1.680%, 11/05/2019	3,000	3,001
1.530%, 09/12/2019	7,500	7,499
Intermountain Power Agency
1.650%, 07/03/2019	4,500	4,500
Lincoln
1.740%, 08/05/2019	5,000	5,001
Memphis
1.440%, 08/05/2019	2,000	2,000
1.400%, 09/04/2019	3,300	3,299
Miami-Dade County
1.490%, 08/14/2019	4,000	3,999
1.400%, 07/11/2019	3,000	2,999
1.400%, 07/11/2019	1,700	1,700
Michigan State University
1.440%, 08/06/2019	6,000	5,999
Minneapolis, University Gateway Project
1.900%, 12/01/2040	500	500
Nashville & Davidson County
1.770%, 08/05/2019	1,900	1,900
New Braunfels
1.500%, 08/07/2019	2,000	2,000

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

TAX-EXEMPT COMMERCIAL PAPER (continued)
New York State
1.600%, 08/07/2019	$2,500	$2,500
San Antonio
1.520%, 10/02/2019	2,000	2,000
University of Massachusetts
1.550%, 10/23/2019	3,000	3,000
University of Minnesota
1.450%, 07/01/2019	1,500	1,500

Total Tax-Exempt Commercial Paper (Cost $55,400) ($ Thousands)		55,396

Total Investments in Securities — 101.3% (Cost $179,763) ($ Thousands)		$179,792

Percentages are based on Net Assets of $177,401 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $16,440 ($ Thousands), representing 9.3% of the Net Assets of the Fund.

AGC — Assured Guaranty Corporation

AMT — Alternative Minimum Tax

GO — General Obligation

RB — Revenue Bond

Ser — Series

As of June 30, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

For information regarding the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Inflation Protected Securities
1.250%, 07/15/2020	$15,940	$16,043
1.125%, 01/15/2021	18,272	18,414
0.625%, 07/15/2021	19,430	19,550
0.625%, 04/15/2023	22,179	22,440
0.625%, 01/15/2024	22,016	22,399
0.500%, 04/15/2024	15,957	16,156
0.375%, 07/15/2023	22,022	22,200
0.125%, 04/15/2021	23,214	22,999
0.125%, 01/15/2022	21,424	21,289
0.125%, 04/15/2022	22,673	22,495
0.125%, 07/15/2022	22,154	22,087
0.125%, 01/15/2023	22,259	22,133

Total U.S. Treasury Obligations (Cost $247,833) ($ Thousands)		248,205

	Shares

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
2.140%**†	230,234	230

Total Cash Equivalent (Cost $230) ($ Thousands)		230

Total Investments in Securities — 99.5% (Cost $248,063) ($ Thousands)		$248,435

Percentages are based on Net Assets of $249,589 ($ Thousands).

**	Rate shown is the 7-day effective yield as of June 30, 2019.

†	Investment in Affiliated Security.

Cl — Class

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$248,205	$–	$248,205
Cash Equivalent	230	–	–	230

Total Investments in Securities	$230	$248,205	$–	$248,435

For the period ended June 30, 2019, there were no transfers between Level 1 into Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 101	$ 16,836	$ (16,707)	$ —	$ —	$ 230	230,234	$ 18	$ —

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.8%
Communication Services — 9.5%
Activision Blizzard Inc	23,300	$1,100
Alphabet Inc, Cl A *	9,169	9,928
Alphabet Inc, Cl C *	9,393	10,153
AT&T Inc	223,203	7,480
CBS Corp, Cl B	10,782	538
CenturyLink Inc	28,757	338
Charter Communications Inc, Cl A *	5,300	2,094
Comcast Corp, Cl A	138,480	5,855
Discovery Inc, Cl A *	5,229	161
Discovery Inc, Cl C *	11,385	324
DISH Network Corp, Cl A *	6,900	265
Electronic Arts Inc *	9,228	934
Facebook Inc, Cl A *	73,371	14,161
Fox Corp	15,553	569
Interpublic Group of Cos Inc/The	11,697	264
Netflix Inc *	13,320	4,893
News Corp, Cl A	12,630	170
News Corp, Cl B	4,100	57
Omnicom Group Inc	6,669	547
Take-Two Interactive Software Inc, Cl A *	3,500	397
TripAdvisor Inc *	3,297	153
Twitter Inc *	22,600	789
Verizon Communications Inc	126,498	7,227
Viacom Inc, Cl B	10,630	317
Walt Disney Co/The	53,350	7,450

		76,164

Consumer Discretionary — 9.5%
Advance Auto Parts Inc	2,194	338
Amazon.com Inc, Cl A *	12,636	23,928
Aptiv PLC	7,841	634
AutoZone Inc *	725	797
Best Buy Co Inc	7,178	500
Booking Holdings Inc *	1,309	2,454
BorgWarner Inc	6,501	273
Capri Holdings Ltd *	4,928	171
CarMax Inc *	5,256	456
Carnival Corp	12,380	576
Chipotle Mexican Grill Inc, Cl A *	723	530
Darden Restaurants Inc	3,734	455
Dollar General Corp	7,873	1,064
Dollar Tree Inc *	7,285	782
DR Horton Inc	10,686	461
eBay Inc	24,847	981
Expedia Group Inc	3,515	468
Foot Locker Inc, Cl A	3,400	143
Ford Motor Co	120,276	1,230
Gap Inc/The	6,298	113
Garmin Ltd	3,704	296
General Motors Co	40,377	1,556
Genuine Parts Co	4,604	477

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
H&R Block Inc	6,510	$191
Hanesbrands Inc	10,867	187
Harley-Davidson Inc, Cl A	4,655	167
Hasbro Inc	3,498	370
Hilton Worldwide Holdings Inc	9,000	880
Home Depot Inc/The	33,682	7,005
Kohl’s Corp	5,227	249
L Brands Inc	7,208	188
Leggett & Platt Inc	4,065	156
Lennar Corp, Cl A	8,674	420
LKQ Corp *	9,500	253
Lowe’s Cos Inc	23,845	2,406
Macy’s Inc	9,330	200
Marriott International Inc/MD, Cl A	8,451	1,186
McDonald’s Corp	23,407	4,861
MGM Resorts International	15,400	440
Mohawk Industries Inc *	1,858	274
Newell Brands Inc, Cl B	11,313	174
NIKE Inc, Cl B	38,538	3,235
Nordstrom Inc	3,566	114
Norwegian Cruise Line Holdings Ltd *	6,700	359
O’Reilly Automotive Inc *	2,412	891
PulteGroup Inc	7,543	238
PVH Corp	2,320	220
Ralph Lauren Corp, Cl A	1,560	177
Ross Stores Inc	11,349	1,125
Royal Caribbean Cruises Ltd	5,210	631
Starbucks Corp	36,957	3,098
Tapestry Inc	8,934	283
Target Corp, Cl A	15,784	1,367
Tiffany & Co	3,398	318
TJX Cos Inc/The	36,976	1,955
Tractor Supply Co	3,746	408
Ulta Beauty Inc *	1,700	590
Under Armour Inc, Cl A *	5,846	148
Under Armour Inc, Cl C *	5,581	124
VF Corp	9,940	868
Whirlpool Corp	1,909	272
Wynn Resorts Ltd	2,917	362
Yum! Brands Inc	9,397	1,040

		76,113

Consumer Staples — 6.7%
Altria Group Inc	57,469	2,721
Archer-Daniels-Midland Co	17,441	712
Brown-Forman Corp, Cl B	5,085	282
Campbell Soup Co	6,172	247
Church & Dwight Co Inc	7,600	555
Clorox Co/The	3,922	601
Coca-Cola Co/The	117,482	5,982
Colgate-Palmolive Co	26,248	1,881
Conagra Brands Inc	14,892	395

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Constellation Brands Inc, Cl A	5,070	$999
Costco Wholesale Corp	13,476	3,561
Coty Inc, Cl A	8,233	110
Estee Lauder Cos Inc/The, Cl A	6,744	1,235
General Mills Inc	18,241	958
Hershey Co/The	4,186	561
Hormel Foods Corp	8,316	337
JM Smucker Co/The	3,404	392
Kellogg Co	7,794	418
Kimberly-Clark Corp	10,577	1,410
Kraft Heinz Co/The	18,700	580
Kroger Co/The	24,248	526
Lamb Weston Holdings Inc	4,500	285
McCormick & Co Inc/MD	3,714	576
Molson Coors Brewing Co, Cl B	5,724	321
Mondelez International Inc, Cl A	43,953	2,369
Monster Beverage Corp *	12,065	770
PepsiCo Inc	42,940	5,631
Philip Morris International Inc	47,437	3,725
Procter & Gamble Co/The	76,709	8,411
Sysco Corp, Cl A	14,443	1,021
Tyson Foods Inc, Cl A	8,975	725
Walgreens Boots Alliance Inc	23,607	1,291
Walmart Inc	42,776	4,726

		54,314

Energy — 4.7%
Anadarko Petroleum Corp, Cl A	15,093	1,065
Apache Corp	11,801	342
Baker Hughes a GE Co, Cl A	15,215	375
Cabot Oil & Gas Corp	12,898	296
Chevron Corp	58,226	7,246
Cimarex Energy Co	3,149	187
Concho Resources Inc	6,100	629
ConocoPhillips	34,386	2,098
Devon Energy Corp	12,626	360
Diamondback Energy Inc, Cl A	4,700	512
EOG Resources Inc	17,827	1,661
Exxon Mobil Corp	129,500	9,924
Halliburton Co	27,242	619
Helmerich & Payne Inc	3,443	174
Hess Corp	7,874	501
HollyFrontier Corp	4,800	222
Kinder Morgan Inc/DE	60,114	1,255
Marathon Oil Corp	25,292	359
Marathon Petroleum Corp	20,150	1,126
National Oilwell Varco Inc, Cl A	11,630	259
Noble Energy Inc	14,637	328
Occidental Petroleum Corp	23,100	1,161
ONEOK Inc	12,654	871
Phillips 66	12,699	1,188
Pioneer Natural Resources Co	5,192	799

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Schlumberger Ltd, Cl A	42,437	$1,686
TechnipFMC PLC	13,613	353
Valero Energy Corp	12,697	1,087
Williams Cos Inc/The	37,346	1,047

		37,730

Financials — 12.1%
Affiliated Managers Group Inc	1,729	159
Aflac Inc	23,118	1,267
Allstate Corp/The	10,212	1,038
American Express Co	20,813	2,569
American International Group Inc	26,705	1,423
Ameriprise Financial Inc	4,117	598
Aon PLC	7,409	1,430
Arthur J Gallagher & Co	5,500	482
Assurant Inc	1,782	190
Bank of America Corp	270,545	7,846
Bank of New York Mellon Corp/The	26,643	1,176
BB&T Corp	23,156	1,138
Berkshire Hathaway Inc, Cl B *	59,230	12,626
BlackRock Inc	3,615	1,696
Capital One Financial Corp	14,415	1,308
Cboe Global Markets Inc	3,400	352
Charles Schwab Corp/The	36,035	1,448
Chubb Ltd	14,066	2,072
Cincinnati Financial Corp	4,693	486
Citigroup Inc	70,645	4,947
Citizens Financial Group Inc	14,300	506
CME Group Inc	10,848	2,106
Comerica Inc	4,873	354
Discover Financial Services	9,746	756
E*TRADE Financial Corp	7,570	338
Everest Re Group Ltd	1,200	297
Fifth Third Bancorp	20,851	582
First Republic Bank/CA	5,100	498
Franklin Resources Inc	8,936	311
Goldman Sachs Group Inc/The	10,421	2,132
Hartford Financial Services Group Inc/The	10,961	611
Huntington Bancshares Inc/OH	32,047	443
Intercontinental Exchange Inc	17,180	1,476
Invesco Ltd	11,812	242
Jefferies Financial Group Inc	8,140	157
JPMorgan Chase & Co	99,017	11,070
KeyCorp	31,052	551
Lincoln National Corp	6,209	400
Loews Corp	8,389	459
M&T Bank Corp	4,108	699
MarketAxess Holdings Inc	1,200	386
Marsh & McLennan Cos Inc	15,317	1,528
MetLife Inc	29,212	1,451
Moody’s Corp	5,104	997
Morgan Stanley	38,917	1,705

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSCI Inc, Cl A	2,600	$621
Nasdaq Inc, Cl A	3,687	355
Northern Trust Corp	6,671	600
People’s United Financial Inc	11,889	199
PNC Financial Services Group Inc/The	13,797	1,894
Principal Financial Group Inc, Cl A	8,033	465
Progressive Corp/The	17,821	1,424
Prudential Financial Inc	12,577	1,270
Raymond James Financial Inc	3,900	330
Regions Financial Corp	32,060	479
S&P Global Inc	7,578	1,726
SunTrust Banks Inc	13,739	863
SVB Financial Group, Cl B *	1,600	359
Synchrony Financial	19,201	666
T Rowe Price Group Inc	7,340	805
Torchmark Corp, Cl A	3,035	271
Travelers Cos Inc/The	7,952	1,189
Unum Group	6,563	220
US Bancorp	45,602	2,390
Wells Fargo & Co	123,633	5,850
Willis Towers Watson PLC	3,947	756
Zions Bancorp NA	5,537	255

		97,293

Health Care — 13.2%
Abbott Laboratories	53,824	4,527
AbbVie Inc	45,225	3,289
ABIOMED Inc *	1,400	365
Agilent Technologies Inc	9,785	731
Alexion Pharmaceuticals Inc *	6,808	892
Align Technology Inc *	2,200	602
Allergan PLC	9,380	1,570
AmerisourceBergen Corp, Cl A	4,754	405
Amgen Inc, Cl A	18,663	3,439
Anthem Inc	7,838	2,212
Baxter International Inc	14,692	1,203
Becton Dickinson and Co	8,219	2,071
Biogen Inc *	5,950	1,391
Boston Scientific Corp *	42,592	1,831
Bristol-Myers Squibb Co	49,738	2,256
Cardinal Health Inc	9,103	429
Celgene Corp, Cl A *	21,594	1,996
Centene Corp *	12,600	661
Cerner Corp	10,112	741
Cigna Corp	11,520	1,815
Cooper Cos Inc/The, Cl A	1,500	505
Covetrus Inc *	1	—
CVS Health Corp	39,660	2,161
Danaher Corp, Cl A	19,091	2,728
DaVita Inc *	3,757	211
DENTSPLY SIRONA Inc	6,871	401
Edwards Lifesciences Corp, Cl A *	6,372	1,177

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eli Lilly & Co	26,466	$2,932
Gilead Sciences Inc	38,813	2,622
HCA Healthcare Inc	8,143	1,101
Henry Schein Inc *	4,444	311
Hologic Inc *	8,300	399
Humana Inc	4,190	1,112
IDEXX Laboratories Inc *	2,600	716
Illumina Inc *	4,500	1,657
Incyte Corp *	5,500	467
Intuitive Surgical Inc *	3,538	1,856
IQVIA Holdings Inc *	4,900	788
Johnson & Johnson	81,044	11,288
Laboratory Corp of America Holdings *	3,017	522
McKesson Corp	5,937	798
Medtronic PLC	41,141	4,007
Merck & Co Inc	78,866	6,613
Mettler-Toledo International Inc *	700	588
Mylan NV *	15,926	303
Nektar Therapeutics, Cl A *	5,700	203
PerkinElmer Inc	3,369	325
Perrigo Co PLC	4,076	194
Pfizer Inc	169,557	7,345
Quest Diagnostics Inc	4,078	415
Regeneron Pharmaceuticals Inc *	2,415	756
ResMed Inc	4,400	537
Stryker Corp	9,476	1,948
Teleflex Inc	1,400	464
Thermo Fisher Scientific Inc	12,211	3,586
UnitedHealth Group Inc	29,011	7,079
Universal Health Services Inc, Cl B	2,642	344
Varian Medical Systems Inc *	2,765	376
Vertex Pharmaceuticals Inc *	7,858	1,441
Waters Corp *	2,120	456
WellCare Health Plans Inc *	1,500	428
Zimmer Biomet Holdings Inc	6,353	748
Zoetis Inc, Cl A	14,673	1,665

		105,999

Industrials — 8.7%
3M Co	17,526	3,038
Alaska Air Group Inc	3,900	249
Allegion PLC	2,894	320
American Airlines Group Inc	12,125	395
AMETEK Inc	7,064	642
AO Smith Corp	4,300	203
Arconic Inc	12,192	315
Boeing Co/The	16,009	5,827
Caterpillar Inc, Cl A	17,445	2,378
CH Robinson Worldwide Inc	4,087	345
Cintas Corp	2,652	629
Copart Inc *	6,200	463
CSX Corp	23,388	1,809

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cummins Inc	4,463	$765
Deere & Co	9,613	1,593
Delta Air Lines Inc, Cl A	18,022	1,023
Dover Corp	4,546	455
Eaton Corp PLC	13,039	1,086
Emerson Electric Co	18,926	1,263
Equifax Inc	3,676	497
Expeditors International of Washington Inc	5,408	410
Fastenal Co, Cl A	17,444	568
FedEx Corp	7,369	1,210
Flowserve Corp	4,154	219
Fortive Corp	8,954	730
Fortune Brands Home & Security Inc	4,200	240
General Dynamics Corp	8,365	1,521
General Electric Co	266,693	2,800
Harris Corp	3,627	686
Honeywell International Inc	22,252	3,885
Huntington Ingalls Industries Inc, Cl A	1,300	292
IHS Markit Ltd *	11,300	720
Illinois Tool Works Inc	9,131	1,377
Ingersoll-Rand PLC	7,503	950
Jacobs Engineering Group Inc	3,621	306
JB Hunt Transport Services Inc	2,645	242
Johnson Controls International PLC	24,138	997
Kansas City Southern	3,063	373
L3 Technologies Inc	2,419	593
Lockheed Martin Corp	7,493	2,724
Masco Corp	9,023	354
Nielsen Holdings PLC	11,380	257
Norfolk Southern Corp	8,202	1,635
Northrop Grumman Corp	5,161	1,668
PACCAR Inc	10,419	747
Parker-Hannifin Corp, Cl A	3,952	672
Pentair PLC	4,777	178
Quanta Services Inc	4,282	164
Raytheon Co	8,499	1,478
Republic Services Inc	6,462	560
Robert Half International Inc	3,559	203
Rockwell Automation Inc	3,735	612
Rollins Inc	4,350	156
Roper Technologies Inc	3,114	1,141
Snap-on Inc	1,655	274
Southwest Airlines Co, Cl A	14,833	753
Stanley Black & Decker Inc	4,711	681
Textron Inc	7,137	379
TransDigm Group Inc *	1,500	726
Union Pacific Corp	21,619	3,656
United Airlines Holdings Inc *	6,900	604
United Parcel Service Inc, Cl B	21,411	2,211
United Rentals Inc *	2,399	318
United Technologies Corp	24,807	3,230
Verisk Analytics Inc, Cl A	5,100	747

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wabtec Corp	5,190	$372
Waste Management Inc	11,782	1,359
WW Grainger Inc	1,347	361
Xylem Inc/NY	5,548	464

		70,098

Information Technology — 19.9%
Accenture PLC, Cl A	19,448	3,593
Adobe Inc *	14,964	4,409
Advanced Micro Devices Inc *	26,800	814
Akamai Technologies Inc *	4,974	399
Alliance Data Systems Corp	1,346	189
Amphenol Corp, Cl A	9,220	885
Analog Devices Inc	11,392	1,286
ANSYS Inc *	2,600	533
Apple Inc	133,530	26,428
Applied Materials Inc	28,471	1,279
Arista Networks Inc *	1,600	415
Autodesk Inc, Cl A *	6,705	1,092
Automatic Data Processing Inc	13,242	2,189
Broadcom Inc	12,075	3,476
Broadridge Financial Solutions Inc	3,500	447
Cadence Design Systems Inc *	8,400	595
Cisco Systems Inc	130,972	7,168
Citrix Systems Inc	3,826	375
Cognizant Technology Solutions Corp, Cl A	17,377	1,102
Corning Inc, Cl B	23,671	787
DXC Technology Co	8,276	456
F5 Networks Inc, Cl A *	1,791	261
Fidelity National Information Services Inc, Cl B	9,853	1,209
Fiserv Inc, Cl A *	11,964	1,091
FleetCor Technologies Inc *	2,600	730
FLIR Systems Inc	3,992	216
Fortinet Inc *	4,600	353
Gartner Inc *	2,800	451
Global Payments Inc	4,847	776
Hewlett Packard Enterprise Co	40,510	606
HP Inc	46,310	963
Intel Corp	136,597	6,539
International Business Machines Corp	27,168	3,746
Intuit Inc	7,885	2,061
IPG Photonics Corp *	1,100	170
Jack Henry & Associates Inc	2,300	308
Juniper Networks Inc	10,533	280
Keysight Technologies Inc *	5,800	521
KLA-Tencor Corp	4,849	573
Lam Research Corp	4,520	849
Mastercard Inc, Cl A	27,482	7,270
Maxim Integrated Products Inc	8,400	502
Microchip Technology Inc	7,237	627
Micron Technology Inc *	33,971	1,311

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microsoft Corp	233,996	$31,346
Motorola Solutions Inc	5,102	851
NetApp Inc	7,628	471
NVIDIA Corp	18,548	3,046
Oracle Corp, Cl B	74,133	4,223
Paychex Inc	9,800	806
PayPal Holdings Inc *	35,785	4,096
Qorvo Inc *	3,905	260
QUALCOMM Inc	37,068	2,820
Red Hat Inc *	5,460	1,025
salesforce.com Inc *	23,672	3,592
Seagate Technology PLC	8,043	379
Skyworks Solutions Inc	5,307	410
Symantec Corp, Cl A	19,508	424
Synopsys Inc *	4,600	592
TE Connectivity Ltd	10,203	977
Texas Instruments Inc	28,811	3,306
Total System Services Inc	5,067	650
VeriSign Inc *	3,278	686
Visa Inc, Cl A	53,132	9,221
Western Digital Corp	8,838	420
Western Union Co/The	13,277	264
Xerox Corp	6,089	216
Xilinx Inc	7,787	918

		160,329

Materials — 2.6%
Air Products & Chemicals Inc	6,761	1,530
Albemarle Corp	3,400	239
Amcor PLC *	49,609	570
Avery Dennison Corp	2,576	298
Ball Corp	10,412	729
Celanese Corp, Cl A	3,900	420
CF Industries Holdings Inc	6,737	315
Corteva Inc	22,891	677
Dow Inc	23,225	1,145
DuPont de Nemours Inc	22,891	1,718
Eastman Chemical Co	4,198	327
Ecolab Inc	7,754	1,531
FMC Corp	4,149	344
Freeport-McMoRan Inc, Cl B	44,062	512
International Flavors & Fragrances Inc	3,115	452
International Paper Co	12,473	540
Linde PLC	16,582	3,330
Livent Corp *	1	—
LyondellBasell Industries NV, Cl A	9,343	805
Martin Marietta Materials Inc, Cl A	1,965	452
Mosaic Co/The	10,810	271
Newmont Goldcorp Corp	24,604	947
Nucor Corp	9,348	515
Packaging Corp of America	3,000	286
PPG Industries Inc	7,270	848

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sealed Air Corp	4,658	$199
Sherwin-Williams Co/The, Cl A	2,513	1,152
Vulcan Materials Co	4,130	567
Westrock Co	8,092	295

		21,014

Real Estate — 2.8%
Alexandria Real Estate Equities Inc ‡	3,400	480
American Tower Corp, Cl A ‡	13,416	2,743
Apartment Investment & Management Co, Cl A ‡	4,444	223
AvalonBay Communities Inc ‡	4,222	858
Boston Properties Inc ‡	4,708	607
CBRE Group Inc, Cl A *‡	9,525	489
Crown Castle International Corp ‡	12,728	1,659
Digital Realty Trust Inc, Cl A ‡	6,400	754
Duke Realty Corp ‡	10,800	341
Equinix Inc ‡	2,559	1,290
Equity Residential ‡	11,133	845
Essex Property Trust Inc ‡	1,960	572
Extra Space Storage Inc ‡	3,900	414
Federal Realty Investment Trust ‡	2,200	283
HCP Inc ‡	14,630	468
Host Hotels & Resorts Inc ‡	22,512	410
Iron Mountain Inc ‡	8,676	272
Kimco Realty Corp ‡	13,396	248
Macerich Co/The ‡	3,465	116
Mid-America Apartment Communities Inc ‡	3,600	424
Prologis Inc ‡	19,270	1,543
Public Storage ‡	4,600	1,096
Realty Income Corp ‡	9,218	636
Regency Centers Corp ‡	5,200	347
SBA Communications Corp, Cl A *‡	3,500	787
Simon Property Group Inc ‡	9,358	1,495
SL Green Realty Corp ‡	2,515	202
UDR Inc ‡	8,700	390
Ventas Inc ‡	11,110	759
Vornado Realty Trust ‡	5,331	342
Welltower Inc ‡	12,607	1,028
Weyerhaeuser Co ‡	23,060	607

		22,728

Utilities — 3.1%
AES Corp/VA	20,412	342
Alliant Energy Corp	7,200	353
Ameren Corp	7,644	574
American Electric Power Co Inc	15,029	1,323
American Water Works Co Inc	5,600	650
Atmos Energy Corp	3,600	380
CenterPoint Energy Inc	15,417	441
CMS Energy Corp	8,613	499
Consolidated Edison Inc	9,778	857

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dominion Energy Inc	24,568	$1,900
DTE Energy Co	5,541	709
Duke Energy Corp	22,398	1,976
Edison International	9,990	673
Entergy Corp	5,677	584
Evergy Inc	7,300	439
Eversource Energy	9,644	731
Exelon Corp	29,490	1,414
FirstEnergy Corp	15,521	665
NextEra Energy Inc	14,698	3,011
NiSource Inc	11,613	335
NRG Energy Inc	8,664	304
Pinnacle West Capital Corp	3,394	319
PPL Corp	22,339	693
Public Service Enterprise Group Inc	15,357	903
Sempra Energy	8,368	1,150
Southern Co/The	31,782	1,757
WEC Energy Group Inc	9,537	795

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	15,646	$931

		24,708

Total Common Stock (Cost $512,225) ($ Thousands)		746,490

EXCHANGE TRADED FUND — 3.7%
SPDR S&P 500 ETF Trust (A)	101,244	29,664

Total Exchange Traded Fund (Cost $26,994) ($ Thousands)		29,664

Total Investments in Securities — 96.5% (Cost $539,219) ($ Thousands)		$776,154

	Contracts

PURCHASED SWAPTION* (B) — 0.4%

Total Purchased Swaption (Cost $2,357) ($ Thousands)	864,868,000	$3,259

A list of open OTC swaption contracts held by the Fund at June 30, 2019 is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.4%
Call Swaptions — 0.4%
CMS One Look*	Bank of America Merrill Lynch	864,868,000	$0.14	07/17/2021	$3,259

Total Purchased Swaption					$3,259

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Amsterdam Index	(63)	Jul-2019	$(7,808)	$(8,049)	$(126)
CAC40 10 Euro Index	(128)	Jul-2019	(7,709)	(8,065)	(241)
DAX Index	(23)	Sep-2019	(7,799)	(8,112)	(197)
FTSE MIB Index	(67)	Sep-2019	(7,719)	(8,071)	(237)
IBEX	(77)	Jul-2019	(7,843)	(8,044)	(88)
MSCI EAFE Index	(334)	Sep-2019	(31,406)	(32,119)	(713)
MSCI Emerging Markets	2,275	Sep-2019	115,592	119,824	4,232
S&P 500 Index E-MINI	(186)	Sep-2019	(27,063)	(27,381)	(318)

			$18,245	$19,983	$2,312

A list of the open forward foreign currency contracts held by the Fund at June 30, 2019 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/09/19	USD	38,702	JPY	4,247,958	$757
Bank of America	01/09/20	USD	3,394	SAR	12,738	1
Bank of America	01/09/20	SAR	162,745	USD	43,281	(100)

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Dynamic Asset Allocation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	07/09/19	EUR	106,073	USD	120,262	$(623)
JPMorgan Chase Bank	07/09/19	EUR	3,672	USD	4,144	(40)
RBC	07/09/19	JPY	396,149	USD	3,653	(27)
Societe Generale	07/09/19	EUR	31,630	USD	35,456	(591)
Standard Chartered	07/09/19	USD	2,756	JPY	296,930	2
Standard Chartered	07/09/19	USD	3,935	EUR	3,519	76
TD Securities	07/09/19	EUR	2,776	USD	3,161	(3)
UBS	07/09/19	USD	79,380	JPY	8,783,471	2,208

						$1,660

A list of open OTC swap agreements held by the Fund at June 30, 2019 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas (A)	Bloomberg Commodity Index Total Return	USD T-BILL AUCTION HIGH RATE + 10 BPS	INDEX RETURN	Quarterly		USD	(79,004)	$973	$–	$973
								$973	$–	$973

Percentages are based on Net Assets of $804,229 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Security is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of June 30, 2019.

(B)	Refer to table below for details on Swaption Contracts.

BPS — Basis Point

Cl — Class

CMS — Constant Maturity Swap

DAX — German Stock Index

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FTSE — Financial Times and Stock Exchange

IBEX — Spanish Exchange Index

JPY — Japanese Yen

Ltd. — Limited

MIB — Milano Indice di Borsa

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

SAR — Saudi Riyal

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

The following is a list of the levels of inputs used as of June 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$746,490	$–	$–	$746,490
Exchange Traded Fund	29,664	–	–	29,664

Total Investments in Securities	$776,154	$–	$–	$776,154

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Swaption	$–	$3,259	$–	$3,259
Futures Contracts*
Unrealized Appreciation	4,232	–	–	4,232
Unrealized Depreciation	(1,920)	–	–	(1,920)
Forwards Contracts*
Unrealized Appreciation	–	3,044	–	3,044
Unrealized Depreciation	–	(1,384)	–	(1,384)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	973	–	973

Total Other Financial Instruments	$2,312	$5,892	$–	$8,204

*Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 27.6%
Communication Services — 3.8%
Clear Channel Outdoor Holdings Inc, Cl A *	7,401	$35
Cumulus Media Inc, Cl A *(A)(B)	5,075	94
DISH Network Corp, Cl A *	39,740	1,527
iHeartMedia Inc *	5,524	83
Intelsat SA *	197,596	3,843
Madison Square Garden Co/The *	12,116	3,392
Nintendo Co Ltd	4,194	1,537
SES SA, Cl A	50,854	796
Sprint Corp *	21,924	144
Take-Two Interactive Software Inc, Cl A *	21,077	2,393
Zayo Group Holdings Inc *	141,137	4,645

		18,489

Consumer Discretionary — 3.8%
American Axle & Manufacturing Holdings Inc *	228,990	2,922
At Home Group Inc *	3,209	21
Bloomin’ Brands Inc	80,703	1,526
Caesars Entertainment Corp *	20,041	237
Callaway Golf Co	136,650	2,345
Capri Holdings Ltd *	23,043	799
Cenveo Corp *(A)	2,777	38
Children’s Place Inc/The	8,588	819
Eldorado Resorts Inc *	940	43
Extended Stay America Inc	170,792	2,885
G-III Apparel Group Ltd *	3,804	112
RH *	14,452	1,671
William Lyon Homes, Cl A *	116,579	2,125
Wyndham Hotels & Resorts Inc (D)	51,544	2,873

		18,416

Consumer Staples — 0.4%
Cott Corp	146,820	1,960

Energy — 2.5%
Anadarko Petroleum Corp, Cl A	85,820	6,055
Apache Corp	28,023	812
Buckeye Partners LP (C)	85,491	3,509
Jupiter Resources *(A)	24,396	64
Northern Oil and Gas Inc *	83,089	160
Parker Drilling	1,627	33
Parker Drilling Co *	2,787	57
QEP Resources Inc *	4,352	32
Range Resources Corp	92,922	649
Tidewater Inc *	19,291	453

		11,824

Financials — 1.1%
Raymond James Financial Inc	9,536	806
Stewart Information Services Corp	1,420	57
SunTrust Banks Inc	9,914	623

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Texas Capital Bancshares Inc *	59,469	$3,650

		5,136

Health Care — 2.2%
Array BioPharma Inc *	14,622	677
BioScrip Inc *	623	2
Celgene Corp, Cl A *	70,462	6,514
Centene Corp *	37,775	1,981
Medidata Solutions Inc *	14,097	1,276
Pacific Biosciences of California Inc *	18,555	112

		10,562

Industrials — 3.0%
Builders FirstSource Inc *(D)	102,113	1,722
BWX Technologies Inc, Cl W (D)	40,825	2,127
EnerSys	8,964	614
JetBlue Airways Corp *	72,584	1,342
Nielsen Holdings PLC	1,177	26
Senior PLC	303,012	832
United Airlines Holdings Inc *(D)	21,870	1,915
WABCO Holdings Inc *	43,688	5,793

		14,371

Information Technology — 7.5%
Cypress Semiconductor Corp	156,222	3,474
First Solar Inc *	42,620	2,799
II-VI Inc *	7,012	256
Mellanox Technologies Ltd *	69,410	7,682
Microchip Technology Inc	9,434	818
Mmodal *(A)	6,952	41
Red Hat Inc *	41,039	7,705
Skyworks Solutions Inc	10,746	830
Tableau Software Inc, Cl A *	40,143	6,665
Ultra Clean Holdings Inc *	32,743	456
Verra Mobility Corp, Cl A *	55,762	730
Versum Materials Inc	50,146	2,587
Vishay Intertechnology Inc (D)	128,993	2,131

		36,174

Materials — 2.6%
Allegheny Technologies Inc *(D)	78,782	1,985
Commercial Metals Co, Cl A	43,375	774
Constellium SE, Cl A *(D)	210,697	2,115
DuPont de Nemours Inc	15,033	1,128
Graphic Packaging Holding Co	214,208	2,995
Ingevity Corp *(D)	17,159	1,805
Neo Lithium Corp *	117,002	59
Norbord Inc	64,272	1,597

		12,458

Real Estate — 0.3%
Outfront Media Inc ‡	30,480	786

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VICI Properties Inc ‡	36,109	$796

		1,582

Utilities — 0.4%
Clearway Energy Inc, Cl C	126,338	2,130

Total Common Stock (Cost $131,422) ($ Thousands)		133,102

REGISTERED INVESTMENT COMPANIES — 20.3%
AQR Managed Futures Strategy HV Fund, Cl I	539,169	4,345
ASG Managed Futures Strategy Fund, Cl Y	502,355	4,848
Merger Fund/The, Cl L	3,557,703	59,485
SEI Institutional Managed Trust Long/Short Alternative Fund, Cl Y †	2,991,560	29,138

Total Registered Investment Companies (Cost $96,405) ($ Thousands)		97,816

EXCHANGE TRADED FUND — 10.2%
BlackRock Global Long/Short Credit Fund	4,906,067	49,012

Total Exchange Traded Fund (Cost $51,979) ($ Thousands)		49,012

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 8.6%
Communication Services — 0.8%
Clear Channel Worldwide Holdings (Escrow Security)
0.000%, 03/01/2021 (A)	$9,720	–
Digicel
6.750%, 03/01/2023 (E)	180	101
6.000%, 04/15/2021 (E)	135	101
DISH DBS
5.875%, 11/15/2024	355	336
Frontier Communications
10.500%, 09/15/2022	165	112
7.125%, 01/15/2023	240	143
6.875%, 01/15/2025	85	48
Inmarsat Finance
6.500%, 10/01/2024 (E)	344	360
4.875%, 05/15/2022 (E)	822	827
Intelsat Jackson Holdings
9.750%, 07/15/2025 (E)	225	229
Intelsat Luxembourg
8.125%, 06/01/2023	30	23
McClatchy
9.000%, 07/15/2026 (E)	255	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Netflix
5.875%, 02/15/2025	$205	$226
Salem Media Group
6.750%, 06/01/2024 (E)	305	267
Sprint
7.875%, 09/15/2023	300	326
7.125%, 06/15/2024	100	106
Telecom Italia
5.303%, 05/30/2024 (E)	85	88
Telecom Italia Capital
6.000%, 09/30/2034	85	87
T-Mobile USA
5.375%, 04/15/2027	15	16
4.750%, 02/01/2028	170	175
Windstream Services
10.500%, 06/30/2024 (E)(F)	55	40
9.000%, 06/30/2025 (E)(F)	40	27

		3,887

Consumer Discretionary — 1.0%
Altice
7.625%, 02/15/2025 (E)	80	75
Altice Financing
7.500%, 05/15/2026 (E)	170	171
Altice France
7.375%, 05/01/2026 (E)	305	313
CBS Radio
7.250%, 11/01/2024 (E)	125	132
Cengage Learning
9.500%, 06/15/2024 (E)	235	223
CSC Holdings
7.500%, 04/01/2028 (E)	65	71
6.500%, 02/01/2029 (E)	165	180
Cumulus Media New Holdings
6.750%, 07/01/2026 (E)	140	140
Delphi Technologies
5.000%, 10/01/2025 (E)	235	210
Diamond Resorts International
10.750%, 09/01/2024 (E)	305	300
Getty Images
9.750%, 03/01/2027 (E)	95	98
Golden Entertainment
7.625%, 04/15/2026 (E)	150	153
Guitar Center
13.000%, 04/15/2022 (E)	575	466
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (E)	120	115
Hilton Domestic Operating
4.250%, 09/01/2024	105	107
iHeartCommunications
8.375%, 05/01/2027	49	51
6.375%, 05/01/2026	27	29

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (A)	$208	$206
Jacobs Entertainment
7.875%, 02/01/2024 (E)	115	123
JC Penney
6.375%, 10/15/2036 (B)	300	78
KFC Holding
5.250%, 06/01/2026 (E)	150	157
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (E)	50	46
Monitronics International
9.125%, 04/01/2020 (F)	495	27
Penn National Gaming
5.625%, 01/15/2027 (E)	165	163
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (E)	170	173
Silversea Cruise Finance
7.250%, 02/01/2025 (E)	135	145
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (E)	375	369
Urban One
7.375%, 04/15/2022 (E)	335	334
Ziggo BV
5.500%, 01/15/2027 (E)	155	158

		4,813

Consumer Staples — 0.2%
FAGE International
5.625%, 08/15/2026 (E)	10	9
New Albertsons
8.700%, 05/01/2030	100	100
Rite Aid
7.700%, 02/15/2027	215	128
6.875%, 12/15/2028 (E)	70	40
6.125%, 04/01/2023 (E)	345	291
Vector Group
10.500%, 11/01/2026 (E)	250	236
6.125%, 02/01/2025 (E)	100	93

		897

Energy — 1.2%
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	75	86
5.125%, 06/30/2027	80	87
Chesapeake Energy
7.500%, 10/01/2026	100	89
Crestwood Midstream Partners
5.750%, 04/01/2025	155	157
EnLink Midstream
5.375%, 06/01/2029	195	200
Ensco
5.750%, 10/01/2044	165	95

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EP Energy
7.750%, 05/15/2026 (E)		$45	$40
EP PetroEcuador via Noble Sovereign Funding I
7.963%, VAR ICE LIBOR USD 3 Month+5.630%, 09/24/2019		27	27
Extraction Oil & Gas
5.625%, 02/01/2026 (E)		270	218
KCA Deutag UK Finance
9.875%, 04/01/2022 (E)		160	118
9.625%, 04/01/2023 (E)		100	73
Noble Holding International
8.950%, 04/01/2045		180	117
7.750%, 01/15/2024		110	84
Petrobras Global Finance
8.750%, 05/23/2026		354	437
Petrobras Global Finance BV
6.900%, 03/19/2049		362	386
6.250%, 03/17/2024		197	215
Petroleos de Venezuela
6.000%, 10/28/2022 (F)		367	51
Petroleos Mexicanos
5.500%, 01/21/2021		832	842
4.875%, 01/24/2022		587	586
3.500%, 01/30/2023		440	417
Petroleos Mexicanos MTN
4.625%, 09/21/2023		204	200
Pride International
7.875%, 08/15/2040		50	34
Rowan
5.850%, 01/15/2044		435	252
5.400%, 12/01/2042		55	32
Saudi Arabian Oil MTN
4.250%, 04/16/2039 (E)		200	202
3.500%, 04/16/2029 (E)		200	203
Transocean
6.800%, 03/15/2038		290	217
USA Compression Partners
6.875%, 09/01/2027 (E)		145	152
Weatherford International
9.875%, 02/15/2024 (F)		150	78
9.875%, 03/01/2039 (F)		40	21
5.950%, 04/15/2042 (F)		90	46

			5,762

Financials — 1.2%
BCD Acquisition
9.625%, 09/15/2023 (E)		140	147
Citigroup Global Markets Holdings
13.220%, 12/03/2019 (E)(G)	NGN	149,396	396
Citigroup Global Markets Holdings MTN
18.396%, 09/19/2019 (E)(G)	EGP	16,707	962

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
17.011%, 10/21/2019 (E)(G)	UAH	21,431	$779
Freedom Mortgage
8.250%, 04/15/2025 (E)		$315	271
8.125%, 11/15/2024 (E)		150	127
FS Energy & Power Fund
7.500%, 08/15/2023 (E)		205	208
Goldman Sachs International
13.001%, 09/30/2019 (G)		128,154	347
GTCR AP Finance
8.000%, 05/15/2027 (E)		225	226
HSBC Bank MTN
17.854%, 08/08/2019 (E)(G)	EGP	2,850	168
16.750%, 11/07/2019 (E)(G)		13,650	771
JPMorgan Chase
5.150%, VAR ICE LIBOR USD 3 Month+3.250%, 12/29/2049		$150	152
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (E)		155	157
Springleaf Finance
7.125%, 03/15/2026		150	164
6.875%, 03/15/2025		290	318
VTB Bank Via VTB Capital
6.950%, 10/17/2022		453	479
WeWork
7.875%, 05/01/2025 (E)		295	291

			5,963

Health Care — 0.5%
Air Medical Group Holdings
6.375%, 05/15/2023 (E)		355	318
Bausch Health Americas
9.250%, 04/01/2026 (E)		250	280
BioScrip
8.875%, 02/15/2021		608	616
Centene
4.750%, 01/15/2025		165	170
Endo
6.000%, 07/15/2023 (E)		188	135
Endo Finance
5.375%, 01/15/2023 (E)		75	54
HCA
5.875%, 02/01/2029		160	175
IQVIA
5.000%, 05/15/2027 (E)		110	113
Par Pharmaceutical
7.500%, 04/01/2027 (E)		55	54
Tenet Healthcare
6.250%, 02/01/2027 (E)		220	228

			2,143

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Industrials — 0.4%
Global A&T Electronics
8.500%, 01/12/2023	$514	$482
Icahn Enterprises
6.250%, 02/01/2022	145	148
New Enterprise Stone & Lime
6.250%, 03/15/2026 (E)	220	223
Titan International
6.500%, 11/30/2023	140	122
Triumph Group
7.750%, 08/15/2025	180	174
Tutor Perini
6.875%, 05/01/2025 (E)	210	201
United Rentals North America
6.500%, 12/15/2026	250	271
Vertiv Group
9.250%, 10/15/2024 (E)	160	153
Weekley Homes
6.625%, 08/15/2025	335	331

		2,105

Information Technology — 2.1%
CommScope Finance
8.250%, 03/01/2027 (E)	135	138
6.000%, 03/01/2026 (E)	175	179
CommScope Technologies
6.000%, 06/15/2025 (E)	40	38
First Data
5.750%, 01/15/2024 (E)	6,438	6,619
5.000%, 01/15/2024 (E)	817	837
Rackspace Hosting
8.625%, 11/15/2024 (E)	460	422
Symantec
5.000%, 04/15/2025 (E)	200	205
Versum Materials
5.500%, 09/30/2024 (E)	1,564	1,675

		10,113

Materials — 0.9%
Aleris International
10.750%, 07/15/2023 (E)	751	784
Allegheny Technologies
7.875%, 08/15/2023	145	155
Alpha 3 BV
6.250%, 02/01/2025 (E)	100	99
Baffinland Iron Mines
8.750%, 07/15/2026 (E)	5	5
CENVO Corp (Escrow)
0.000%, 09/15/2022 (A)(I)	505	7
Cornerstone Chemical
6.750%, 08/15/2024 (E)	350	328

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eldorado
9.500%, 06/01/2024 (E)	$175	$175
First Quantum Minerals
7.500%, 04/01/2025 (E)	255	243
7.250%, 04/01/2023 (E)	35	34
7.000%, 02/15/2021 (E)	47	48
Freeport-McMoRan
5.450%, 03/15/2043	175	160
Hexion
7.875%, 07/15/2027 (E)	85	86
6.625%, 04/15/2020 (F)	475	368
LSB Industries
9.625%, 05/01/2023 (E)	440	448
Mineral Resources
8.125%, 05/01/2027 (E)	180	187
Mountain Province Diamonds
8.000%, 12/15/2022 (E)	170	169
Northwest Acquisitions ULC
7.125%, 11/01/2022 (E)	400	276
Rain CII Carbon
7.250%, 04/01/2025 (E)	480	444
Starfruit Finco BV
8.000%, 10/01/2026 (E)	165	170
TPC Group
8.750%, 12/15/2020 (E)	155	154

		4,340

Real Estate — 0.0%
Uniti Group
7.125%, 12/15/2024 (E)	50	45
6.000%, 04/15/2023 (E)	40	38

		83

Utilities — 0.3%
Eskom Holdings SOC
5.750%, 01/26/2021	400	403
Eskom Holdings SOC MTN
8.450%, 08/10/2028	595	670
NRG Energy
7.250%, 05/15/2026	155	171
5.250%, 06/15/2029 (E)	20	21
Vistra Operations
5.500%, 09/01/2026 (E)	260	275

		1,540

Total Corporate Obligations (Cost $42,603) ($ Thousands)		41,646

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT — 4.5%
Argentina POM Politica Monetaria
63.239%, VAR Argentina Central Bank 7 Day Repo Rate+0.000%, 06/21/2020	ARS	5,761	$133
Argentina Treasury Bill
0.000%, 07/31/2019 (G)		28,499	746
0.000%, 04/30/2020 (G)		12,929	347
0.000%, 07/31/2020 (G)		8,883	202
Argentine Republic Government International Bond
6.875%, 04/22/2021		$685	601
5.625%, 01/26/2022		1,559	1,315
4.625%, 01/11/2023		739	591
3.875%, 01/15/2022	EUR	776	720
3.380%, 4.740%, 03/31/2029, 12/31/2038 (H)		1,319	851
Bahrain Government International Bond
7.000%, 01/26/2026		$400	432
Brazilian Government International Bond
4.875%, 01/22/2021		566	587
Ecuador Government International Bond
10.750%, 03/28/2022		263	295
Indonesia Government International Bond
4.450%, 02/11/2024		200	212
MDC-GMTN BV MTN
4.500%, 11/07/2028		200	223
Nigeria Government International Bond
7.625%, 11/21/2025		263	287
Paraguay Government International Bond
4.625%, 01/25/2023		733	770
Republic of South Africa Government Bond
10.500%, 12/21/2026	ZAR	30,759	2,465
Republic of South Africa Government International Bond
5.500%, 03/09/2020		$1,158	1,176
Russian Federal Bond - OFZ
7.250%, 05/10/2034	RUB	258,694	4,040
Russian Foreign Bond - Eurobond
5.100%, 03/28/2035 (E)		$200	217
5.000%, 04/29/2020		300	306
4.500%, 04/04/2022		1,000	1,041
Saudi Government International Bond
5.250%, 01/16/2050		617	701
2.375%, 10/26/2021		633	632
Turkey Government International Bond
7.000%, 06/05/2020		1,286	1,315
5.750%, 05/11/2047		929	778
5.625%, 03/30/2021		215	218

Total Sovereign Debt (Cost $21,084) ($ Thousands)			21,201

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 2.8%
84 Lumber, 1st Lien
7.654%, 10/25/2023	$130	$130
Academy Ltd., Term Loan, 1st Lien
6.440%, VAR LIBOR+4.000%, 07/01/2022	166	118
6.439%, VAR LIBOR+4.000%, 07/01/2022	347	247
Affinity Game, Term Loan 2, 1st Lien
5.689%, 07/01/2023	236	227
Affinity Game, Term Loan 2, 2nd Lien
10.689%, 01/31/2025	300	285
AgroFresh, Term Loan, 1st Lien
7.366%, 07/31/2021 (A)	79	76
7.291%, 07/31/2021	—	—
Air Medical Group Holdings Inc., Term Loan B, 1st Lien
5.644%, VAR LIBOR+3.250%, 04/28/2022	252	237
American Tire Distributors, Term Loan, 1st Lien
9.981%, VAR LIBOR+4.250%, 09/02/2024	208	194
Aptos, 1st Lien
7.939%, 07/23/2025	149	147
BMC Software Finance, Inc., Term Loan, 1st Lien
6.851%, 10/02/2025	129	122
Bright BIDCO BV, Term Loan B, 1st Lien
5.939%, 06/30/2024 (A)	22	16
Bright Bidco, Term Loan, 1st Lien
5.939%, 06/30/2024 (A)	28	20
5.830%, 06/30/2024 (A)	105	74
Broadriders, Term Loan B, 1st Lien
8.902%, 04/23/2024	129	125
Caesars Resort Collection LLC, Term Loan B, 1st Lien
5.152%, VAR LIBOR+2.750%, 12/23/2024	124	122
Carestream Health Inc., Extended Term Loan, 1st Lien
8.189%, 02/28/2021	323	311
Cengage Learning Inc., Term Loan B, 1st Lien
6.652%, VAR LIBOR+4.250%, 06/07/2023	417	399
CenturyLink Inc., Term Loan B, 1st Lien
5.152%, VAR LIBOR+2.750%, 01/31/2025	162	158
Cenveo Corp., Term Loan, 1st Lien
11.404%, 06/07/2023	64	61
Cenveo Corporation, Exit Term Loan
11.440%, 06/07/2023	—	—

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
5.189%, VAR LIBOR+2.750%, 03/01/2024	$83	$83
5.152%, VAR US LIBOR+2.750%, 03/01/2024	72	71
Checkers Drive-In, Term Loan, 1st Lien
6.780%, 04/25/2024	118	75
ConvergeOne Holdings, Corp., Initial Term Loan
7.402%, 01/04/2026	120	114
Coral, Term Loan B-4, 1st Lien
5.652%, 01/30/2026	140	140
Cumulus Media New Holdings Inc., Term Loan, 1st Lien
6.910%, 05/13/2022	171	171
Doncasters, Cov-Lite, 1st Lien
6.101%, 04/09/2020	11	9
East Valley Tourist Development Authority, Term Loan, 1st Lien
10.402%, VAR LIBOR+8.000%, 09/30/2020 (A)	129	128
ELO Touch Solutions, Term Loan B, 1st Lien
8.928%, 12/14/2025	180	179
Envision Healthcare Corp., Term Loan, 1st Lien
6.152%, 10/10/2025	576	508
EPIC Y-Grade Services, Term Loan, 1st Lien
7.902%, 06/13/2024	237	229
Financial & Risk US Holdings Inc., Term Loan B, 1st Lien
6.152%, 10/01/2025	235	228
Forterra Finance LLC, Term Loan B, 1st Lien
5.402%, VAR LIBOR+3.000%, 10/25/2023	124	114
Gates Global LLC, Term Loan B, 1st Lien
5.152%, 04/01/2024	118	117
Glass Mountain, Term Loan B, 1st Lien
7.120%, 12/23/2024	69	68
Hexion, Tem Loan, 1st Lien
0.000%, 06/26/2026 (J)	445	444
Hexion, Term Loan, 1st Lien
5.350%, 10/01/2020	400	400
Hoffmaster Group, Term Loan B, 1st Lien
6.439%, 11/21/2023	152	151
Horseshoe Baltimore, Cov-Lite, Term Loan B, 1st Lien
6.439%, 07/08/2024	211	210
Husky IMS, Term Loan B, 1st Lien
5.402%, 03/28/2025	117	112

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
iHeartCommunications, Term Loan, 1st Lien
6.579%, 05/01/2026 (J)	$118	$118
Inteliquent, Term Loan, 1st Lien
0.000%, 02/10/2024 (J)	30	24
Lantheus, 1st Lien
6.189%, 06/30/2022	89	88
Leap Legal Software, Term Loan B, 1st Lien
7.154%, 09/12/2022 (A)	295	206
7.061%, 09/12/2022 (A)	100	70
Libbey Glass, 1st Lien
5.412%, 04/09/2021 (A)	101	80
Lifescan, Term Loan, 1st Lien
8.660%, 10/01/2024	455	433
Mashantucket (Western) Pequot Tribe, Term Loan A, 1st Lien
10.527%, VAR LIBOR+8.125%, 06/30/2020 (A)	576	572
Mashantucket (Western) Pequot Tribe, Term Loan, 1st Lien
5.902%, VAR LIBOR+3.750%, 06/30/2020 (A)	11	11
Mavenir Systems Inc., Term Loan B, 1st Lien
8.420%, 05/08/2025	158	157
McGraw-Hill Global Education Holdings LLC, Term Loan B, 1st Lien
6.402%, VAR LIBOR+4.000%, 05/04/2022	291	277
Misys Ltd, Term Loan B, 1st Lien
6.101%, VAR LIBOR+3.500%, 06/13/2024	18	18
5.902%, VAR LIBOR+3.500%, 06/13/2024	173	168
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
6.402%, VAR LIBOR+4.000%, 10/13/2023	130	121
Monitronics International Inc., Term Loan B2, 1st Lien
10.100%, 09/30/2022	201	191
Nine West Holdings Inc., Term Loan, 1st Lien
10.387%, 03/19/2024 (I)	128	127
Numericable U.S. LLC (SFR), Term Loan B-13
6.394%, 08/14/2026	75	74
Ortho-Clinical Diagnostics, Inc., Term Loan B, 1st Lien
5.680%, 06/30/2025	135	129
Patterson Companies, Term Loan B, 1st Lien
7.291%, 08/29/2022	1	1
Patterson Medical, Term Loan, 1st Lien
7.333%, 08/29/2022	408	388
Peak, Term Loan B, 1st Lien
5.830%, 08/01/2024	231	211

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Polymer Additives, Term Loan, 1st Lien
8.439%, 07/31/2025	$77	$73
Polymer Process Soluions, Term Loan, 1st Lien
8.412%, 04/30/2026	220	216
Rackspace Hosting, Inc., Term B Loan
5.576%, 11/03/2023	210	194
Radio One Inc., Initial Term Loan, 1st Lien
6.410%, VAR LIBOR+4.000%, 04/18/2023	111	107
Red Lobster Management LLC, Initial Term Loan, 1st Lien
7.689%, 07/28/2021 (A)	144	142
RegionalCare Hospital Partners Holdings, Term Loan, 1st Lien
6.904%, 11/16/2025	129	129
Revlon Consumer Products Corp., Term Loan B, 1st Lien
6.022%, VAR LIBOR+3.500%, 09/07/2023	393	327
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
0.000%, 06/12/2026 (J)	185	181
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.938%, VAR LIBOR+2.500%, 02/02/2024	154	151
Syniverse Holdings Inc., Term Loan, 1st Lien
7.401%, VAR LIBOR+5.000%, 03/09/2023	416	382
Team Health Holdings, Term Loan, 1st Lien
5.152%, VAR LIBOR+2.750%, 02/06/2024	628	555
Thor Industries, Term Loan B, 1st Lien
6.250%, 02/01/2026	131	129
Transdigm Inc., New Tranche G Term Loan
4.830%, VAR LIBOR+2.500%, 08/22/2024	141	138
UPC Financing Partnership, Term Loan, 1st Lien
4.894%, VAR LIBOR+2.500%, 01/15/2026	117	116
Windstream Services LLC, Term Loan B, 1st Lien
10.500%, VAR LIBOR+4.000%, 03/29/2021	516	531
9.750%, VAR LIBOR+3.250%, 02/17/2024	50	50

Total Loan Participations (Cost $13,837) ($ Thousands)		13,505

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.6%
Puerto Rico — 0.6%
Commonwealth of Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	$100	$78
Commonwealth of Puerto Rico, Ser A, GO
5.000%, 07/01/2020 (F)	5	3
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (F)	3,415	1,767
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2022 @ 100
5.500%, 07/01/2026 (A)(F)	5	3
5.500%, 07/01/2039 (F)	680	398
5.250%, 07/01/2023 (A)(F)	30	17
5.125%, 07/01/2037 (F)	20	12
5.000%, 07/01/2032 (F)	5	3
5.000%, 07/01/2041 (F)	705	412
Commonwealth of Puerto Rico, Ser B, GO
4.250%, 07/01/2019 (F)	5	3
Commonwealth of Puerto Rico, Ser B, GO
4.400%, 07/01/2020 (F)	10	5
Commonwealth of Puerto Rico, Ser C, GO
6.000%, 07/01/2032 (A)(F)	5	4
Commonwealth of Puerto Rico, Ser C, GO
Callable 07/01/2021 @ 100
6.500%, 07/01/2040 (F)	5	4
Commonwealth of Puerto Rico, Ser E, GO
Callable 07/01/2021 @ 100
5.375%, 07/01/2030 (F)	5	4
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
4.087%, 07/01/2024 (G)	1	1
4.292%, 07/01/2027 (G)	4	3
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2025 @ 100
4.500%, 07/01/2034	4	4
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 30
6.047%, 07/01/2051 (G)	66	11
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 41
5.758%, 07/01/2046 (G)	86	20
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 86
5.093%, 07/01/2033 (G)	7	4

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 92
4.563%, 07/01/2031 (G)	$4	$2
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 99
5.094%, 07/01/2029 (G)	4	3
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2058	60	60
4.750%, 07/01/2053	22	21
4.550%, 07/01/2040	1	1
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2058	11	10
4.550%, 07/01/2040	32	31
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2042 (F)	30	23
Puerto Rico, Electric Power Authority, Ser AAA, RB
Callable 07/01/2020 @ 100
5.250%, 07/01/2021 (F)	10	8
5.250%, 07/01/2025 (A)(F)	15	11
5.250%, 07/01/2027 (F)	20	15
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (A)(F)	35	27
Puerto Rico, Electric Power Authority, Ser CCC, RB Callable 07/01/2020 @ 100
5.250%, 07/01/2027 (F)	30	23
5.250%, 07/01/2028 (A)(F)	5	4
Puerto Rico, Electric Power Authority, Ser NN, RB
5.500%, 07/01/2020 (A)(F)	35	27
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2023 (A)(F)	10	8
5.000%, 07/01/2032 (F)	25	19
Puerto Rico, Electric Power Authority, Ser WW, RB
5.500%, 07/01/2020 (A)(F)	15	11
5.500%, 07/01/2021 (F)	15	12
5.500%, 07/01/2038 (F)	5	4
5.250%, 07/01/2033 (F)	20	15

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 08/01/2019 @ 100
5.250%, 07/01/2035 (A)(F)	$5	$4
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 07/01/2020 @ 100
5.250%, 07/01/2040 (F)	30	23

Total Municipal Bonds (Cost $2,917) ($ Thousands)		3,118

	Shares

PREFERRED STOCK — 0.2%
Financials — 0.2%
FHLMC, 8.375% *	31,741	393
FNMA, 8.250% *	30,312	378

		771

Real Estate — 0.0%
Colony Capital, 7.150%	9,135	200

Total Preferred Stock (Cost $559) ($ Thousands)		971

	Face Amount (Thousands)

ASSET-BACKED SECURITIES — 0.2%
Other Asset-Backed Securities — 0.2%
CIFC Funding, Ser 2018-4RA, Cl C
5.788%, VAR ICE LIBOR USD 3 Month+3.200%, 10/17/2030 (E)	250	248
THL Credit Wind River CLO, Ser 2017-2A, Cl DR
5.197%, VAR ICE LIBOR USD 3 Month+2.600%, 10/15/2027 (E)	250	246
Tryon Park CLO, Ser 2018-1A, Cl CR
5.297%, VAR ICE LIBOR USD 3 Month+2.700%, 04/15/2029 (E)	250	242
Venture XVII CLO, Ser 2018-17A, Cl DRR
5.417%, VAR ICE LIBOR USD 3 Month+2.820%, 04/15/2027 (E)	200	196

Total Asset-Backed Securities (Cost $946) ($ Thousands)		932

CONVERTIBLE BONDS — 0.2%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	264	182
Liberty Media CV to 22.94686
4.000%, 11/15/2029	369	259

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (E)	$230	$303

Total Convertible Bonds (Cost $719) ($ Thousands)		744

MORTGAGE-BACKED SECURITY — 0.0%
Non-Agency Mortgage-Backed Obligations — 0.0%
CHT Mortgage Trust, Ser CSMO, Cl F
6.136%, VAR ICE LIBOR USD 1 Month+3.741%, 11/15/2036 (A)(E)	175	175

Total Mortgage-Backed Security (Cost $175) ($ Thousands)		175

	Number of Warrants
WARRANT — 0.0%
Guitar Center, Expires 12/30/2027
Strike Price $– *(A)	1,360	–

Total Warrant (Cost $—) ($ Thousands)		–

	Shares

CASH EQUIVALENTS — 22.4%
Morgan Stanley Institutional Liquidity Fund Government Portfolio
0.836%**	115,000	115
Morgan Stanley Institutional Liquidity Fund Prime Portfolio
2.540%**	114,846	115
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio
0.808%**	115,000	115
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
2.540%**	114,887	115
SEI Daily Income Trust, Government Fund, Cl F
2.140%** †	107,609,671	107,610

Total Cash Equivalents (Cost $108,069) ($ Thousands)		108,070

Total Investments in Securities — 97.6% (Cost $470,715) ($ Thousands)		$470,292

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT— (9.9)%
Communication Services — (1.2)%
Boingo Wireless Inc *	(18,152)	$(326)
New York Times Co/The, Cl A	(23,929)	(781)
T-Mobile US Inc *	(2,236)	(166)
Tribune Media Co, Cl A	(69,520)	(3,213)
Verizon Communications Inc	(13,781)	(787)
Yelp Inc, Cl A *	(13,296)	(455)

		(5,728)

Consumer Discretionary — (1.5)%
Acushnet Holdings Corp	(2,936)	(77)
Aramark	(12,684)	(457)
CarMax Inc *	(4,566)	(396)
Carvana Co, Cl A *	(1,275)	(80)
Choice Hotels International Inc	(4,713)	(410)
Cracker Barrel Old Country Store Inc	(5,098)	(870)
Etsy Inc *	(14,146)	(868)
Home Depot Inc/The	(3,832)	(797)
Service Corp International/US	(27,244)	(1,275)
Sleep Number Corp *	(16,333)	(660)
Texas Roadhouse Inc, Cl A	(11,867)	(637)
Vail Resorts Inc	(3,033)	(677)

		(7,204)

Consumer Staples — (0.8)%
Brown-Forman Corp, Cl B	(14,095)	(781)
Clorox Co/The	(5,209)	(797)
Energizer Holdings Inc	(9,936)	(384)
Hostess Brands Inc, Cl A *	(37,877)	(547)
Pilgrim’s Pride Corp *	(35,715)	(907)
Sanderson Farms Inc	(3,490)	(477)

		(3,893)

Energy — (0.2)%
Occidental Petroleum Corp	(20,150)	(1,013)

Financials — (0.3)%
Ashmore Group PLC	(53,530)	(347)
BB&T Corp	(12,838)	(631)
Evercore Inc, Cl A	(4,094)	(362)
Fidelity National Financial Inc	(814)	(33)

		(1,373)

Health Care — (1.8)%
Align Technology Inc *	(3,448)	(944)
Bristol-Myers Squibb Co	(70,535)	(3,199)
Demant A/S *	(20,168)	(628)
iRhythm Technologies Inc *	(7,915)	(626)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
WellCare Health Plans Inc *	(11,171)	$(3,184)

		(8,581)

Industrials — (1.7)%
Advanced Disposal Services Inc *	(13,994)	(447)
ArcBest Corp	(16,196)	(455)
Armstrong World Industries Inc	(4,536)	(441)
Axon Enterprise Inc *	(14,889)	(956)
Badger Meter Inc	(652)	(39)
Deere & Co	(4,813)	(798)
Fastenal Co, Cl A	(23,962)	(781)
Generac Holdings Inc *	(4,099)	(284)
Graco Inc	(4,575)	(230)
Landstar System Inc	(3,896)	(421)
PACCAR Inc	(17,629)	(1,263)
Robert Half International Inc	(15,439)	(880)
Watsco Inc	(5,333)	(872)
Wesco Aircraft Holdings Inc *	(39,857)	(442)

		(8,309)

Information Technology — (1.8)%
Appian Corp, Cl A *	(11,529)	(416)
Finisar Corp *	(31,406)	(718)
salesforce.com Inc *	(44,265)	(6,717)
Teradyne Inc	(18,704)	(896)

		(8,747)

Materials — (0.6)%
Avery Dennison Corp	(7,720)	(893)
International Flavors & Fragrances Inc	(8,572)	(1,244)
Reliance Steel & Aluminum Co	(9,399)	(889)

		(3,026)

Total Common Stock Sold Short (Proceeds $46,676) ($ Thousands)		(47,874)

EXCHANGE TRADED FUNDS SOLD SHORT— (1.7)%
Exchange Traded Fund — (1.7)%
Energy Select Sector SPDR Fund	(8,115)	(517)
iShares Russell 2000 ETF	(5,163)	(803)
SPDR S&P 500 ETF Trust	(20,800)	(6,094)
VanEck Vectors Semiconductor ETF	(6,329)	(697)

Total Exchange Traded Funds Sold Short (Proceeds $8,028) ($ Thousands)		(8,111)

Total Investments Sold Short — (11.6)% (Proceeds $54,704) ($ Thousands)		$(55,985)

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS* — 0.2%

Total Purchased Options(K) (Cost $1,230) ($ Thousands)	6,321	$828

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS* — 0.0%

Total Written Options(K) (Premiums Received $51) ($ Thousands)	(115)	$(29)

A list of the open option contracts held by the Fund at June 30, 2019 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.2%

Put Options
Anadarko Petroleum Corp	186	$1,315	$57.50	07/20/19	$2
Anadarko Petroleum Corp	183	1,294	62.50	07/20/19	2
Anadarko Petroleum Corp	292	2,064	57.50	08/17/19	13
Array BioPharma Inc	523	2,418	25.00	09/21/19	3
Array BioPharma Inc	2	9	40.00	09/21/19	–
Array BioPharma Inc	4	18	43.00	09/21/19	–
BB&T Corp	46	228	45.00	09/21/19	3
BB&T Corp	61	302	47.00	09/21/19	8
BB&T Corp	16	79	44.00	09/21/19	1
Caesars Entertainment Corp	74	89	9.00	07/20/19	–
CBS Corp	67	339	45.00	09/21/19	6
CBS Corp	34	172	47.50	09/21/19	5
CBS Corp	67	339	45.00	07/20/19	–
Celgene Corp	125	1,169	75.00	07/20/19	1
Centene Corp	67	344	47.50	09/21/19	10
Centene Corp	42	216	50.00	09/21/19	9
Global Payments Inc	50	813	150.00	08/17/19	9
July 19 Puts on SPX	13	3,854	2,700.00	07/20/19	3
July 19 Puts on SPX	10	2,964	2,920.00	07/20/19	20
July 19 Puts on SPX	13	3,854	2,900.00	07/20/19	21
July 19 Puts on SPX	10	2,964	2,720.00	07/20/19	3
Medidata Solutions Inc	2	18	90.00	01/18/20	–
Red Hat Inc	283	5,333	160.00	07/20/19	1
Red Hat Inc	79	1,489	150.00	09/21/19	2
Shutterfly Inc	83	419	50.00	12/21/19	5
Shutterfly Inc	2	10	50.00	09/21/19	–
Sotheby’s	34	198	55.00	10/19/19	1
Spark Therapeutics Inc	10	102	60.00	09/21/19	1
Spark Therapeutics Inc	62	635	75.00	09/21/19	1
Spark Therapeutics Inc	5	51	65.00	09/21/19	–
SPDR S&P 500 ETF Trust	99	2,927	301.00	07/20/19	91
SPDR S&P 500 ETF Trust	181	5,351	288.00	08/17/19	64
SPDR S&P 500 ETF Trust	382	11,294	284.00	07/20/19	48
Technology Select Sector SPDR Fund	31	246	70.00	09/21/19	3
Technology Select Sector SPDR Fund	90	714	70.00	07/20/19	1
Technology Select Sector SPDR Fund	31	246	71.00	09/21/19	3
Technology Select Sector SPDR Fund	40	317	74.00	07/20/19	2
Technology Select Sector SPDR Fund	69	547	75.00	09/21/19	13
T-Mobile US Inc	17	126	70.00	08/17/19	3
Tribune Media Co	63	291	45.00	01/18/20	3
VanEck Vectors Semiconductor ETF	34	385	101.00	08/17/19	5
VanEck Vectors Semiconductor ETF	67	759	99.00	08/17/19	8
VanEck Vectors Semiconductor ETF	118	1,337	98.00	08/17/19	12
VanEck Vectors Semiconductor ETF	17	193	97.00	08/17/19	2

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS (continued)
Versum Materials Inc	6	$31	$50.00	12/21/19	$–
Versum Materials Inc	46	238	45.00	12/21/19	2
Zayo Group Holdings Inc	130	431	30.00	09/21/19	1

		$58,532			$391

Call Options
At Home Group Inc	8	6	20.00	07/20/19	–
At Home Group Inc	6	4	21.00	09/21/19	–
At Home Group Inc	30	21	22.00	09/21/19	–
At Home Group Inc	49	35	22.00	07/20/19	–
At Home Group Inc	7	5	10.00	09/21/19	–
At Home Group Inc	134	95	9.00	01/18/20	15
At Home Group Inc	7	5	10.00	12/21/19	1
At Home Group Inc	81	57	10.00	01/18/20	7
At Home Group Inc	41	29	21.00	07/20/19	1
Avaya Holdings Corp	61	70	15.00	07/20/19	–
Avaya Holdings Corp	15	17	15.00	09/21/19	1
Biohaven Pharmaceutical Holding Co Ltd	34	147	45.00	10/19/19	24
Biohaven Pharmaceutical Holding Co Ltd	37	160	50.00	10/19/19	19
Bristol-Myers Squibb Co	17	79	50.00	09/21/19	1
Bristol-Myers Squibb Co	67	309	49.00	09/21/19	5
Bristol-Myers Squibb Co	82	379	46.00	09/21/19	13
Bristol-Myers Squibb Co	185	854	50.00	12/21/19	22
Bristol-Myers Squibb Co	50	231	50.00	01/18/20	7
Bristol-Myers Squibb Co	34	157	48.00	09/21/19	3
Denbury Resources Inc	11	1	2.50	01/18/20	–
EMCOR Group Inc	16	141	90.00	07/20/19	1
Mylan NV	58	113	25.00	01/18/20	4
Mylan NV	202	393	22.50	01/18/20	25
Nielsen Holdings PLC	17	38	23.00	07/20/19	1
Nielsen Holdings PLC	61	137	24.00	08/17/19	5
Occidental Petroleum Corp	57	284	57.50	08/17/19	2
Occidental Petroleum Corp	46	229	57.50	07/20/19	–
Occidental Petroleum Corp	145	722	52.50	08/17/19	18
Occidental Petroleum Corp	185	921	60.00	08/17/19	3
QEP Resources Inc	74	52	6.00	07/20/19	9
Red Hat Inc	71	1,338	160.00	07/20/19	185
SPDR S&P 500 ETF Trust	27	798	301.00	07/20/19	2
SPDR S&P 500 ETF Trust	104	3,075	300.00	07/20/19	4
SPDR S&P 500 ETF Trust	30	887	298.00	07/20/19	4
SPDR S&P 500 ETF Trust	30	887	298.00	07/20/19	6
SPDR S&P 500 ETF Trust	81	2,395	297.00	07/20/19	14
SPDR S&P 500 ETF Trust	226	6,682	300.00	07/20/19	18
VanEck Vectors Semiconductor ETF	69	782	115.00	08/17/19	17

		22,535			437

Total Purchased Options		$81,067			$828

WRITTEN OPTIONS — 0.0%

Put Options
July 19 Puts on SPX	(20)	$(5,929)	2,820.00	07/20/19	$(11)
July 19 Puts on SPX	(26)	(7,707)	2,800.00	07/20/19	(12)

		(13,636)			(23)

Call Options
VanEck Vectors Semiconductor ETF	(69)	(782)	121.00	08/17/19	(6)

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS (continued)

Total Written Options		$(14,418)			$(29)

A list of the open future contracts held by the Fund at June 30, 2019 is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro-Buxl 30 Year Bond	(2)	Sep-2019	$(440)	$(462)	$(14)
S&P 500 Index E-MINI	(6)	Sep-2019	(868)	(883)	(15)
U.S. Long Treasury Bond	4	Sep-2019	604	622	18

			$(704)	$(723)	$(11)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2019 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/02/19 - 08/02/19	USD	4,296	BRL	16,924	$114
Barclays PLC	07/03/19	USD	368	TRY	2,145	3
Barclays PLC	07/18/19	USD	464	ARS	21,179	22
Barclays PLC	09/13/19	USD	–	EUR	–	—
Barclays PLC	09/13/19	USD	–	AUD	–	—
Barclays PLC	09/13/19 - 09/18/19	EUR	140	USD	159	(1)
Barclays PLC	09/13/19	AUD	395	USD	275	(3)
Barclays PLC	09/18/19	USD	13	INR	938	—
Barclays PLC	09/18/19	RUB	32,588	USD	491	(20)
Barclays PLC	09/18/19	ZAR	36,034	USD	2,425	(105)
Barclays PLC	09/18/19	COP	5,688,676	USD	1,752	(16)
Deutsche Bank	09/18/19	USD	1,670	COP	5,688,676	98
Deutsche Bank	09/18/19	EUR	1,756	USD	1,975	(38)
Deutsche Bank	09/18/19	IDR	5,367,425	USD	369	(7)
Merrill Lynch	09/18/19	IDR	3,967,695	USD	273	(6)
Morgan Stanley	07/03/19	TRY	2,145	USD	362	(8)
Morgan Stanley	07/31/19	USD	432	CAD	564	1
Morgan Stanley	07/31/19	CAD	564	USD	428	(5)
Morgan Stanley	09/18/19	USD	422	INR	29,696	4
Morgan Stanley	09/18/19	USD	640	IDR	9,297,455	12
Morgan Stanley	09/18/19	INR	30,634	USD	433	(6)
Morgan Stanley	09/18/19	RUB	91,661	USD	1,385	(52)
Morgan Stanley	09/18/19	IDR	30,312,419	USD	2,085	(40)

						$(53)

A list of open OTC swap agreements held by the Fund at June 30, 2019, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Credit Suisse	CDS_HY32	Buy	5.00%	Quarterly	06/20/2024	$685	$(53)	$(41)	$(12)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	Indonesia Government Bond	3M USD LIBOR +0.60	BGPQZX2	Semi-Annual	05/17/2024	USD	5,111,625	$6	$–	$6
Deutsche Bank	Indonesia Treasury Bond	3M USD LIBOR	INDONESIA GOVERNMENT 8.25% 6/15/2032	Semi-Annually	06/15/2032	USD	20,078,517	2	–	2
Deutsche Bank	PAYB EGYTB 0% 8/13/19	EGYTB 0% 13 AUG 2019 273D	BUY	Monthly	08/13/2019	EGP	9,266	575	518	57
JPMorgan Chase	IBOXX	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	09/20/2019	USD	520	(6)	3	(9)
JPMorgan Chase	IBOXX	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	09/20/2019	USD	1,168	(16)	6	(22)
JPMorgan Chase	IBOXX	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	09/20/2019	USD	985	(16)	4	(20)
JPMorgan Chase	IBOXX	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	09/20/2019	USD	797	(9)	4	(13)
JPMorgan Chase	IBOXX	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	09/20/2019	USD	473	(15)	2	(17)
JPMorgan Chase	IBOXX	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	09/20/2019	USD	473	(15)	2	(17)
JPMorgan Chase	IBOXX	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	09/20/2019	USD	1,168	(16)	6	(22)
Merrill Lynch	Indonesia Government Bond	3M USD LIBOR +0.60	BGPQZX2	Semi-Annual	06/22/2020	USD	3,779,723	5	–	5
Merrill Lynch	Indonesia Treasury Bond	3M USD LIBOR	INDONESIA GOVERNMENT 8.125% 5/15/2024	Quarterly	04/20/2020	IDR	18,070,626	(17)	–	(17)
Morgan Stanley	BTG PLC (S)	BTG PLC	SONIA-1D	Monthly	11/20/2020	GBP	1,585	(5)	–	(5)
Morgan Stanley	BUCKEYE PARTNERS LP	BUCKEYE PARTNERS LP	FEDEF-1D	Annually	07/07/2021	USD	(622)	4	–	4
Morgan Stanley	INMARSAT PLC	INMARSAT PLC	FEDEF-1D	Annually	05/17/2021	USD	(730)	7	–	7
Morgan Stanley	INNOGY SE	INNOGY SE	1 MONTH EUR - EURIBOR	Annually	11/06/2020	EUR	(208)	5	–	5
Morgan Stanley	INNOGY SE-NEW	INNOGY SE	1 MONTH EUR - EURIBOR	Annually	12/27/2019	EUR	(8)	–	–	–
Morgan Stanley	VANECK VECTORS	VANECK VECTORS	FEDEF-1D	Monthly	05/28/2021	USD	294	(30)	–	(30)
Morgan Stanley	WESTERN MIDSTREAM	WESTERN MIDSTREAM(L)	FEDEF-1D	Annually	07/17/2021	USD	(34)	1	–	1

								$460	$545	$(85)

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2019, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
1.41%	6-MONTH GBP - LIBOR	Semi-Annually	08/04/2067	GBP	322	$(345)	$–	$(34)
1.47%	1.0 X BP0006M + 0.0 BPS	Semi-Annually	09/18/2069	GBP	980	(123)	–	(123)

						$(157)	$–	$(157)

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS_HY32	Buy	5.00%	Quarterly	06/20/2024	530	$(42)	$(27)	$(15)
CDS_HY32	Buy	5.00%	Quarterly	06/20/2024	205	(16)	(13)	(3)
CDS_HY32	Buy	5.00%	Quarterly	06/20/2024	230	(18)	(14)	(4)
CDS_HY32	Buy	5.00%	Quarterly	06/20/2024	225	(18)	(14)	(4)
CDS_HY32	Buy	5.00%	Quarterly	06/20/2024	465	(38)	(28)	(10)
CDS_HY32	Buy	5.00%	Quarterly	06/20/2024	435	(35)	(22)	(13)
Mexico	Buy	1.00%	Quarterly	06/20/2023	1,596	(8)	(1)	(7)
Mexico	Buy	1.00%	Quarterly	12/20/2023	776	–	13	(13)
Mexico	Buy	1.00%	Quarterly	12/20/2023	458	–	4	(4)
Republic of Korea	Buy	1.00%	Quarterly	06/20/2024	1,345	(43)	(43)	–
Republic of South Africa	Buy	1.00%	Quarterly	06/20/2022	1,140	4	34	(30)
Republic of South Africa	Sell	1.00%	Quarterly	12/20/2022	(632)	(6)	(8)	2
Republic of South Africa	Buy	1.00%	Quarterly	12/20/2022	87	1	2	(1)
Republic of South Africa	Buy	1.00%	Quarterly	06/20/2024	3,318	103	139	(36)
Republic of Turkey	Sell	1.00%	Quarterly	12/20/2022	(654)	(56)	(19)	(37)
Republic of Turkey	Buy	1.00%	Quarterly	06/20/2024	1,709	216	163	53
Russia	Sell	1.00%	Quarterly	06/20/2024	(2,857)	(18)	(42)	24

						$26	$124	$(98)

Percentages are based on Net Assets of $482,042 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2019.

†	Investment in Affiliated Security

‡	Real Estate Investment Trust.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	Securities considered illiquid. The total value of such securities as of June 30, 2019 was $172 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(C)	Security is a Master Limited Partnership. At June 30, 2019, such securities amounted to $3,509 ($ Thousands), or 0.7% of the net assets.

(D)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements, securities sold short and open centrally cleared interest rate swap agreements.

(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $30,311 ($ Thousands), representing 6.3% of the Net Assets of the Fund.

(F)	Security is in default on interest payment.

(G)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(H)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(I)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2019 was $7 ($Thousand) and represented 0.0% of the Net Assets of the Fund.

(J)	Unsettled bank loan. Interest rate may not be available.

(K)	Refer to table below for details on Options Contracts.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CV — Convertible Security

ETF — Exchange-Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NGN — Nigerian Naira

PLC — Public Limited Company

RB — Revenue Bond

RUB — Russian Ruble

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

SPX — Standard & Poor’s 500 Index

TRY — Turkish Lira

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the levels of inputs used as of June 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$132,865	$–	$237	$133,102
Registered Investment Companies	97,816	–	–	97,816
Exchange Traded Fund	49,012	–	–	49,012
Corporate Obligations	–	41,433	213	41,646
Sovereign Debt	–	21,201	–	21,201
Loan Participations	–	12,109	1,396	13,505
Municipal Bonds	–	3,002	116	3,118
Preferred Stock	971	–	–	971
Asset-Backed Securities	–	932	–	932
Convertible Bonds	–	744	–	744
Mortgage-Backed Security	–	–	175	175
Warrant	–	–	–	–
Cash Equivalents	107,840	230	–	108,070

Total Investments in Securities	$388,504	$79,651	$2,137	$470,292

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(47,246)	$(628)	$–	$(47,874)
Exchange Traded Fund	(8,111)	–	–	(8,111)

Total Securities Sold Short	$(55,357)	$(628)	$–	$(55,985)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$828	$—	$—	$828
Written Options	(29)	—	—	(29)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	18	—	—	18
Unrealized Depreciation	(29)	—	—	(29)
Forwards Contracts *
Unrealized Appreciation	—	254	—	254
Unrealized Depreciation	—	(307)	—	(307)
OTC Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(12)	—	(12)
Total Return Swaps *
Unrealized Appreciation	—	87	—	87
Unrealized Depreciation	—	(172)	—	(172)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(157)	—	(157)
Credit Default Swaps *
Unrealized Appreciation	—	79	—	79
Unrealized Depreciation	—	(177)	—	(177)

Total Other Financial Instruments	$788	$(405)	$—	$383

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Income	Capital Gains
SEI Institutional Managed Trust Long/Short Alternative Fund	$ 32,435	$ —	$ (2,023)	$ 510	$ (1,784)	$ 29,138	2,991,560	$ 621	$ —
SEI Daily Income Trust, Government Fund, Cl F	107,257	503,779	(503,426)	—	—	107,610	107,609,671	1,858	—

Totals	$ 139,692	$ 503,779	$ (505,449)	$ 510	$ (1,784)	$ 136,748	110,601,231	$ 2,479	$ —

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Strategy Alternative Fund (Continued)

As of June 30, 2019, Multi-Strategy Alternative Fund is the seller (“providing protection”) on a total notional amount of $4.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	$(80,127)	-	-	$(80,127)
Maximum potential amount of future payments	-	4,143,000	-	-	4,143,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	3,489,000	-	-	3,489,000
201-300	-	-	-	-	-	-
301-400	-	-	654,000	-	-	654,000
> than 400	-	-	-	-	-	-
Total	$-	$-	$4,143,000	$-	$-	$4,143,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 45.8%
U.S. Treasury Bills
2.491%, 07/18/2019 (A)	$99,246	$99,150
2.481%, 08/01/2019 (A)	170,917	170,621
2.481%, 08/15/2019 (A)	20,150	20,097
2.470%, 07/25/2019 (A)	197,500	197,243
2.470%, 08/08/2019 (A)	11,570	11,545
2.115%, 09/26/2019 (A)	4,350	4,328
0.000%, 07/11/2019 (A)	91,420	91,371
0.000%, 09/19/2019 (A)	2,639	2,627
0.000%, 10/03/2019 (A)	28,584	28,428
0.000%, 10/10/2019 (A)	28,584	28,416
0.000%, 10/17/2019 (A)	1,198	1,191
0.000%, 10/24/2019 (A)	80,870	80,356
0.000%, 10/31/2019 (A)	80,870	80,316
0.000%, 11/07/2019 (A)	4,963	4,926
0.000%, 12/05/2019 (A)	8,941	8,863
0.000%, 12/12/2019 (A)	26,746	26,498
0.000%, 12/19/2019 (A)	42,343	41,932
0.000%, 12/26/2019 (A)	27,240	26,964
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	4,539	6,075
3.625%, 04/15/2028	4,740	6,084
3.375%, 04/15/2032	2,160	2,958
2.500%, 01/15/2029	2,209	2,657
2.375%, 01/15/2025	3,347	3,740
2.375%, 01/15/2027	1,901	2,196
2.125%, 02/15/2040	5,912	7,564
2.125%, 02/15/2041	2,917	3,758
2.000%, 01/15/2026	3,972	4,419
1.875%, 07/15/2019	1,800	1,801
1.750%, 01/15/2028	1,188	1,332
1.375%, 01/15/2020	2,804	2,798
1.375%, 02/15/2044	1,096	1,244
1.250%, 07/15/2020	3,344	3,366
1.125%, 01/15/2021	2,140	2,157
1.000%, 02/15/2046	3,236	3,390
0.875%, 01/15/2029	30,812	32,432
0.750%, 07/15/2028	32,588	33,952
0.750%, 02/15/2042	1,640	1,646
0.750%, 02/15/2045	814	805
0.625%, 07/15/2021	3,606	3,628
0.625%, 04/15/2023	87,814	88,849
0.625%, 01/15/2024	3,614	3,677
0.625%, 01/15/2026	1,075	1,101
0.625%, 02/15/2043	3,057	2,963
0.500%, 04/15/2024	69,350	70,216
0.500%, 01/15/2028	21,000	21,342
0.375%, 07/15/2023	1,098	1,107
0.375%, 07/15/2025	3,233	3,268
0.375%, 01/15/2027	15,869	15,977
0.375%, 07/15/2027	22,293	22,499
0.250%, 01/15/2025	4,100	4,105

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 04/15/2021		$2,156	$2,136
0.125%, 01/15/2022		1,919	1,907
0.125%, 04/15/2022		2,102	2,085
0.125%, 07/15/2022		2,167	2,160
0.125%, 01/15/2023		1,827	1,816
0.125%, 07/15/2024		6,996	6,983
0.125%, 07/15/2026		17,036	16,920

Total U.S. Treasury Obligations (Cost $1,314,477) ($ Thousands)			1,321,985

SOVEREIGN DEBT — 16.6%

African Development Bank
2.125%, 11/16/2022 (B)		500	505
1.875%, 03/16/2020 (B)		500	499
1.375%, 02/12/2020 (B)		1,250	1,244
1.250%, 07/26/2021 (B)		1,750	1,730
Asian Development Bank MTN
2.625%, 01/12/2027 (B)		1,750	1,827
2.000%, 02/16/2022 (B)		500	503
2.000%, 04/24/2026 (B)		500	501
1.625%, 05/05/2020 (B)		500	498
1.625%, 08/26/2020 (B)		1,000	996
Chile Government International Bond
3.875%, 08/05/2020 (B)		250	255
Council of Europe Development Bank
1.625%, 03/16/2021 (B)		500	497
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	6,152	7,070
0.500%, 04/15/2030		8,145	11,068
0.100%, 04/15/2023		45,147	54,141
0.100%, 04/15/2026		44,286	55,381
0.100%, 04/15/2046		3,984	5,900
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022 (B)		$750	756
2.000%, 02/01/2021 (B)		1,000	1,001
1.750%, 11/26/2019 (B)		1,000	998
1.625%, 05/05/2020 (B)		500	498
1.500%, 03/16/2020 (B)		250	249
1.125%, 08/24/2020 (B)		500	495
European Investment Bank
4.875%, 02/15/2036 (B)		250	328
3.250%, 01/29/2024 (B)		750	796
2.250%, 03/15/2022 (B)		750	759
2.125%, 10/15/2021 (B)		1,000	1,007
2.125%, 04/13/2026 (B)		500	505
Export Development Canada
2.625%, 02/21/2024 (B)		1,000	1,034
2.000%, 05/17/2022 (B)		2,000	2,009

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.750%, 07/21/2020 (B)		$1,000	$997
1.625%, 01/17/2020 (B)		250	249
1.500%, 05/26/2021 (B)		1,000	992
1.375%, 10/21/2021 (B)		500	495
FMS Wertmanagement
2.000%, 08/01/2022 (B)		500	502
1.750%, 01/24/2020 (B)		500	498
1.750%, 03/17/2020 (B)		500	499
French Republic Government Bond OAT
3.400%, 07/25/2029	EUR	1,309	2,177
3.150%, 07/25/2032		5,901	10,381
2.250%, 07/25/2020		2,601	3,071
2.100%, 07/25/2023		2,377	3,276
1.850%, 07/25/2027		11,869	16,910
1.800%, 07/25/2040 (C)		2,496	4,314
1.300%, 07/25/2019		252	287
1.100%, 07/25/2022		1,290	1,584
0.700%, 07/25/2030 (C)		7,868	10,575
0.250%, 07/25/2024		16,871	20,741
0.100%, 03/01/2021		2,122	2,468
0.100%, 07/25/2021		1,267	1,485
0.100%, 03/01/2025		16,763	20,383
0.100%, 03/01/2028		6,999	8,693
Inter-American Development Bank
7.000%, 06/15/2025 (B)		$500	633
3.000%, 10/04/2023 (B)		250	262
3.000%, 02/21/2024 (B)		250	262
2.125%, 11/09/2020 (B)		250	251
2.000%, 06/02/2026 (B)		1,000	1,001
1.875%, 03/15/2021 (B)		500	500
1.625%, 05/12/2020 (B)		500	498
International Bank for Reconstruction & Development
4.750%, 02/15/2035 (B)		250	321
2.500%, 11/25/2024 (B)		500	516
2.000%, 01/26/2022 (B)		500	503
1.875%, 10/07/2022 (B)		500	501
1.375%, 05/24/2021 (B)		500	495
International Finance MTN
2.125%, 04/07/2026 (B)		750	758
1.625%, 07/16/2020 (B)		1,000	996
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026 (C)	EUR	2,249	2,923
2.600%, 09/15/2023 (C)		2,384	2,942
2.550%, 09/15/2041 (C)		1,014	1,287
2.350%, 09/15/2019 (C)		2,348	2,688
2.350%, 09/15/2024 (C)		3,197	3,922
2.350%, 09/15/2035 (C)		2,542	3,256
2.100%, 09/15/2021 (C)		1,551	1,850
1.250%, 09/15/2032 (C)		5,000	5,704
Korea Development Bank
4.625%, 11/16/2021 (B)		$250	263

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Korea International Bond
2.750%, 01/19/2027 (B)		$1,000	$1,016
Nordic Investment Bank
2.125%, 02/01/2022 (B)		750	756
1.250%, 08/02/2021 (B)		500	493
North American Development Bank
2.400%, 10/26/2022 (B)		200	201
Province of Alberta Canada
3.350%, 11/01/2023 (B)		250	264
2.950%, 01/23/2024 (B)		250	260
2.200%, 07/26/2022 (B)		1,000	1,006
Province of British Columbia Canada
6.500%, 01/15/2026 (B)		250	311
2.650%, 09/22/2021 (B)		1,000	1,017
2.000%, 10/23/2022 (B)		750	752
Province of Manitoba Canada
3.050%, 05/14/2024 (B)		250	261
2.600%, 04/16/2024 (B)		500	513
2.125%, 05/04/2022 (B)		250	251
Province of Ontario Canada
4.000%, 10/07/2019 (B)		500	502
3.200%, 05/16/2024 (B)		250	263
2.500%, 04/27/2026 (B)		1,000	1,017
2.450%, 06/29/2022 (B)		250	254
2.400%, 02/08/2022 (B)		750	759
2.250%, 05/18/2022 (B)		500	504
2.200%, 10/03/2022 (B)		500	504
Province of Quebec Canada
7.500%, 09/15/2029 (B)		200	290
2.875%, 10/16/2024 (B)		500	521
2.625%, 02/13/2023 (B)		500	511
2.500%, 04/09/2024 (B)		1,000	1,023
2.500%, 04/20/2026 (B)		750	766
Svensk Exportkredit MTN
1.750%, 03/10/2021 (B)		1,000	997
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	500	2,423
2.500%, 04/16/2020		429	1,944
2.500%, 07/17/2024		340	1,597
2.000%, 01/26/2035		932	3,425
1.875%, 11/22/2022		1,682	2,492
1.250%, 11/22/2027		1,689	3,835
1.250%, 11/22/2032		762	1,513
1.250%, 11/22/2055		1,350	4,400
1.125%, 11/22/2037		1,112	2,460
0.750%, 03/22/2034		1,055	2,038
0.750%, 11/22/2047		1,387	3,488
0.625%, 03/22/2040		1,957	4,202
0.625%, 11/22/2042		1,390	3,140
0.500%, 03/22/2050		1,756	4,386
0.375%, 03/22/2062		1,152	3,439
0.250%, 03/22/2052		1,786	4,373

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.125%, 03/22/2024	GBP	37,568	$61,995
0.125%, 03/22/2026		25,110	38,147
0.125%, 03/22/2029		1,821	2,952
0.125%, 03/22/2044		1,783	3,721
0.125%, 03/22/2058		1,689	4,399
0.125%, 11/22/2065		1,150	3,572
0.125%, 03/22/2068		923	2,920

Total Sovereign Debt (Cost $466,207) ($ Thousands)			477,832

	Shares

FOREIGN COMMON STOCK — 3.9%
Australia — 0.3%
AGL Energy Ltd		25,712	361
Amcor PLC		2,573	29
APA Group		46,575	353
Aristocrat Leisure Ltd		11,392	246
ASX Ltd		1,383	80
Aurizon Holdings Ltd		21,309	81
AusNet Services		377,717	497
BHP Group Ltd		3,891	112
Brambles Ltd		20,894	189
Caltex Australia Ltd		12,394	215
CIMIC Group Ltd		2,946	93
Coca-Cola Amatil Ltd		26,109	187
Cochlear Ltd		1,412	205
Computershare Ltd		24,829	282
Crown Resorts Ltd		10,576	92
CSL Ltd		2,644	399
Domino’s Pizza Enterprises Ltd		5,400	143
Flight Centre Travel Group Ltd		2,687	78
Fortescue Metals Group Ltd		16,775	106
Harvey Norman Holdings Ltd		64,689	185
Incitec Pivot Ltd		29,314	70
Insurance Australia Group Ltd		17,240	100
Lendlease Group		3,959	36
Oil Search Ltd		38,708	192
Orica Ltd		2,883	41
Origin Energy Ltd		37,673	193
Ramsay Health Care Ltd		8,370	424
REA Group Ltd		2,759	186
Santos Ltd		32,841	163
Scentre Group		11,668	31
SEEK Ltd		11,488	171
Sonic Healthcare Ltd		9,228	176
Sydney Airport		20,066	113
Tabcorp Holdings Ltd		30,312	95
Telstra Corp Ltd, Cl B		100,746	272
TPG Telecom Ltd		39,201	177
Transurban Group		13,849	143

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Treasury Wine Estates Ltd	13,519	$142
Unibail-Rodamco-Westfield	16	—
Wesfarmers Ltd	4,242	108
Westpac Banking Corp	2,441	49
Woodside Petroleum Ltd	7,821	200
Woolworths Group Ltd	7,504	175
WorleyParsons Ltd	13,949	144

		7,334

Austria — 0.0%
ANDRITZ AG	4,519	170
Erste Group Bank AG	2,889	107
OMV AG	6,519	318
Raiffeisen Bank International AG	6,754	159
Verbund AG	3,614	189
voestalpine AG	7,580	235

		1,178

Belgium — 0.2%
Ageas	2,714	141
Anheuser-Busch InBev SA/NV	2,858	253
Colruyt SA	18,202	1,057
Groupe Bruxelles Lambert SA	357	35
KBC Group NV	1,942	128
Proximus SADP	24,352	719
Solvay SA	4,567	474
Telenet Group Holding NV	23,428	1,307
UCB SA, Cl A	4,066	338
Umicore SA	5,703	183

		4,635

Canada — 0.3%
Agnico Eagle Mines Ltd	2,796	144
Alimentation Couche-Tard Inc, Cl B	4,333	273
Atco Ltd/Canada, Cl I	8,531	288
Aurora Cannabis Inc *	14,989	118
Bank of Montreal	1,058	80
Bank of Nova Scotia/The, Cl C	1,590	86
Barrick Gold Corp	8,539	135
Bausch Health Cos Inc *	10,191	258
BCE Inc	6,461	295
BlackBerry Ltd *	10,863	81
Bombardier Inc, Cl B *	23,691	40
Cameco Corp	9,269	100
Canadian Natural Resources Ltd	1,707	46
Canadian Pacific Railway Ltd	641	151
Canadian Tire Corp Ltd, Cl A	758	83
Canadian Utilities Ltd, Cl A	11,614	329
Canopy Growth Corp *	2,490	101
CCL Industries Inc, Cl B	2,224	109
CI Financial Corp	3,354	55
Constellation Software Inc/Canada	153	145

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Dollarama Inc	1,227	$43
Emera Inc	11,560	473
Empire Co Ltd, Cl A	15,880	401
Enbridge Inc	2,263	82
First Capital Realty Inc	4,150	69
First Quantum Minerals Ltd (Canada)	2,143	20
Fortis Inc/Canada	12,297	487
Franco-Nevada Corp	1,600	136
George Weston Ltd	3,927	299
Gildan Activewear Inc	3,594	139
H&R Real Estate Investment Trust	4,787	84
Hydro One Ltd (C)	23,878	417
Imperial Oil Ltd	2,707	75
Loblaw Cos Ltd	7,856	403
Magna International Inc, Cl A	3,188	159
Methanex Corp	1,070	49
Metro Inc/CN, Cl A	7,578	285
National Bank of Canada	2,170	103
Nutrien Ltd	1,762	94
Open Text Corp	5,957	246
PrairieSky Royalty Ltd	2,615	37
Restaurant Brands International Inc	1,026	72
Rogers Communications Inc, Cl B	5,801	311
Royal Bank of Canada	1,066	85
Saputo Inc	7,734	232
Shaw Communications Inc, Cl B	16,958	347
Shopify Inc, Cl A *	737	222
SNC-Lavalin Group Inc	3,554	72
Stars Group Inc/The *	6,109	104
Suncor Energy Inc	1,544	48
Teck Resources Ltd, Cl B	4,036	93
TELUS Corp	7,021	260
Toronto-Dominion Bank/The	1,857	109
Turquoise Hill Resources Ltd *	33,850	42
Vermilion Energy Inc	2,483	54
Wheaton Precious Metals Corp	4,550	110

		9,179

China — 0.0%
Sands China Ltd	18,800	90

Denmark — 0.2%
AP Moller - Maersk A/S, Cl A	102	119
AP Moller - Maersk A/S, Cl B	47	58
Carlsberg A/S, Cl B	2,094	278
Chr Hansen Holding A/S	6,267	589
Coloplast A/S, Cl B	1,982	224
Danske Bank A/S	18,459	292
Demant A/S *	3,903	122
Genmab A/S *	1,899	350
H Lundbeck A/S, Cl H	6,734	267

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Novo Nordisk A/S, Cl B	3,217	$164
Novozymes A/S, Cl B	11,406	533
Orsted A/S (C)	6,422	556
Pandora A/S	10,445	372
Tryg A/S	11,415	372
Vestas Wind Systems A/S	1,356	117

		4,413

Finland — 0.1%
Elisa OYJ	10,169	497
Fortum OYJ	11,559	256
Kone OYJ, Cl B	2,993	177
Metso OYJ	5,155	203
Neste Oyj	13,193	448
Nokia OYJ	92,901	462
Nokian Renkaat OYJ	9,162	287
Orion Oyj, Cl B	9,460	347
Sampo Oyj, Cl A	7,790	368
Stora Enso OYJ, Cl R	19,481	229
UPM-Kymmene OYJ, Cl V	7,251	193
Wartsila OYJ Abp	10,931	159

		3,626

France — 0.2%
Aeroports de Paris, Cl A	373	66
Air Liquide SA	1,133	159
Arkema SA	2,066	192
Atos SE	2,099	176
AXA SA	1,932	51
BioMerieux	1,418	118
Bouygues SA	892	33
Capgemini SE	1,472	183
Carrefour SA	6,251	121
Casino Guichard Perrachon SA	2,527	86
CNP Assurances	1,903	43
Covivio	434	45
Danone SA	2,502	212
Dassault Systemes SE	1,668	267
Electricite de France SA	29,297	370
Engie SA	13,671	208
EssilorLuxottica SA	1,928	252
Eurofins Scientific SE	431	191
Eutelsat Communications SA	9,469	177
Gecina SA	699	105
Getlink SE	4,624	74
ICADE	512	47
Iliad SA	971	109
Imerys SA	2,203	117
Ingenico Group SA	2,494	221
Ipsen SA	1,367	187
JCDecaux SA	1,173	36
L’Oreal SA	607	173

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
LVMH Moet Hennessy Louis Vuitton SE	396	$169
Natixis SA	5,679	23
Orange SA	5,449	86
Pernod Ricard SA	816	151
Remy Cointreau SA	1,229	177
Renault SA	1,250	79
Rexel SA	3,641	46
Sanofi	3,336	288
Sartorius Stedim Biotech	1,305	206
Schneider Electric SE	577	52
SCOR SE	1,457	64
Societe BIC SA	447	34
STMicroelectronics NV	7,692	137
Suez	25,781	373
Thales SA, Cl A	440	54
TOTAL SA	5,813	326
Ubisoft Entertainment SA *	803	63
Valeo SA	2,727	89
Veolia Environnement SA	6,091	149
Vinci SA	822	84
Vivendi SA	5,328	147
Wendel SA	681	93

		6,909

Germany — 0.2%
1&1 Drillisch AG	3,202	107
adidas AG	369	114
Allianz SE	347	84
BASF SE	1,028	75
Bayer AG	1,449	100
Beiersdorf AG	1,293	155
Brenntag AG	527	26
Commerzbank AG	14,708	106
Continental AG	286	42
Covestro AG	1,507	77
Delivery Hero SE *(C)	1,703	77
Deutsche Bank AG	13,338	103
Deutsche Boerse AG	2,103	298
Deutsche Telekom AG	21,205	367
Deutsche Wohnen SE	1,750	64
E.ON SE	20,435	222
Fraport AG Frankfurt Airport Services Worldwide	1,521	131
Fresenius SE & Co KGaA	295	16
GEA Group AG	1,568	45
Hannover Rueck SE	619	100
HeidelbergCement AG	879	71
Henkel AG & Co KGaA	1,543	142
HUGO BOSS AG	1,366	91
Infineon Technologies AG	16,639	295
Innogy SE (C)	7,476	355
LANXESS AG	1,587	94

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Merck KGaA	1,220	$128
METRO AG	10,579	194
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	274	69
OSRAM Licht AG	1,575	52
Puma SE	320	21
QIAGEN NV *	4,245	172
RTL Group SA	1,417	73
RWE AG	9,071	224
SAP SE	1,978	272
Siemens Healthineers AG (C)	4,368	185
Symrise AG, Cl A	1,058	102
Telefonica Deutschland Holding AG	26,444	74
thyssenkrupp AG	3,604	53
Uniper SE	11,320	343
United Internet AG	3,201	106
Volkswagen AG	1,167	201
Wirecard AG	2,623	442
Zalando SE *(C)	1,425	63

		6,131

Hong Kong — 0.2%
AIA Group Ltd	13,800	149
ASM Pacific Technology Ltd	29,328	300
CK Asset Holdings Ltd	5,708	45
CK Hutchison Holdings Ltd	13,708	135
CK Infrastructure Holdings Ltd	41,339	337
CLP Holdings Ltd, Cl B	40,838	451
Galaxy Entertainment Group Ltd	15,000	101
HK Electric Investments & HK Electric Investments Ltd	1,001,000	1,025
HKT Trust & HKT Ltd	687,010	1,090
Hong Kong & China Gas Co Ltd	131,157	291
Kerry Properties Ltd	13,000	55
MGM China Holdings Ltd	64,400	109
Minth Group Ltd	18,000	49
MTR Corp Ltd	17,500	118
NWS Holdings Ltd	91,569	188
PCCW Ltd	1,055,649	609
Power Assets Holdings Ltd	49,474	356
Shangri-La Asia Ltd	82,000	103
SJM Holdings Ltd	122,000	139
Swire Pacific Ltd, Cl A	4,000	49
Swire Properties Ltd	18,400	74
Techtronic Industries Co Ltd	14,001	107
WH Group Ltd (C)	341,000	346
Wynn Macau Ltd	27,600	62
Yue Yuen Industrial Holdings Ltd	88,694	243

		6,531

Ireland — 0.1%
Accenture PLC, Cl A	1,029	190

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
AerCap Holdings NV *	2,475	$129
AIB Group PLC	59,753	245
Bank of Ireland Group PLC	30,752	161
CRH PLC	8,115	265
Eaton Corp PLC	2,114	176
Flutter Entertainment PLC	14,302	1,077
James Hardie Industries PLC	6,087	80
Kerry Group PLC, Cl A	3,687	441
Ryanair Holdings PLC ADR *	861	55

		2,819

Israel — 0.1%
Azrieli Group Ltd	1,204	81
Bank Leumi Le-Israel BM	11,928	86
Check Point Software Technologies Ltd *	3,787	438
Elbit Systems Ltd	1,925	287
International Flavors & Fragrances Inc	1	—
Israel Chemicals Ltd	111,713	585
Mizrahi Tefahot Bank Ltd *	14,796	341
Nice Ltd *	5,364	730
Wix.com Ltd *	2,155	306

		2,854

Italy — 0.2%
Assicurazioni Generali SpA	5,334	101
Atlantia SpA	3,095	81
CNH Industrial NV	16,014	164
Davide Campari-Milano SpA	3,158	31
Enel SpA	72,503	507
Eni SpA	26,389	439
EXOR NV	1,900	133
Ferrari NV	904	147
Fiat Chrysler Automobiles NV	4,810	67
Intesa Sanpaolo SpA	31,593	68
Leonardo SpA	10,324	131
Mediobanca Banca di Credito Finanziario SpA	8,384	87
Moncler SpA	2,434	104
Poste Italiane SpA (C)	10,226	108
Prysmian SpA	5,661	117
Recordati SpA	7,089	296
Snam SpA	83,223	414
Telecom Italia SpA/Milano *	951,223	509
Tenaris SA	20,864	273
Terna Rete Elettrica Nazionale SpA	96,629	616

		4,393

Japan — 0.4%
Air Water Inc	3,900	67
Aisin Seiki Co Ltd	1,500	52
Ajinomoto Co Inc	3,200	55
ANA Holdings Inc	2,000	66
Aozora Bank Ltd	3,100	74

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Asahi Group Holdings Ltd	800	$36
Asahi Kasei Corp	9,000	96
Astellas Pharma Inc	12,400	177
Calbee Inc	2,000	54
Canon Inc	12,500	365
Central Japan Railway Co	400	80
Chubu Electric Power Co Inc	14,900	209
Chugai Pharmaceutical Co Ltd	900	59
Chugoku Electric Power Co Inc/The	17,500	221
Credit Saison Co Ltd	5,700	67
Daicel Corp	3,800	34
Dentsu Inc	2,900	101
Eisai Co Ltd	1,200	68
Electric Power Development Co Ltd	6,100	139
FamilyMart UNY Holdings Co Ltd, Cl H	5,900	141
FUJIFILM Holdings Corp	3,100	157
Hakuhodo DY Holdings Inc	7,100	120
Hankyu Hanshin Holdings Inc	3,600	129
Hino Motors Ltd	8,200	69
Hirose Electric Co Ltd	882	98
Hitachi Chemical Co Ltd	3,039	83
Idemitsu Kosan Co Ltd	14,398	433
Inpex Corp	37,600	339
J Front Retailing Co Ltd	5,200	60
Japan Post Bank Co Ltd	7,900	80
Japan Prime Realty Investment Corp, Cl A ‡	24	104
Japan Real Estate Investment Corp	16	97
Japan Retail Fund Investment Corp, Cl A	32	65
JXTG Holdings Inc	83,500	414
Kakaku.com Inc	3,400	66
Kamigumi Co Ltd	4,000	95
Kaneka Corp	2,400	90
Kansai Electric Power Co Inc/The	14,400	165
Kansai Paint Co Ltd	3,000	63
Kao Corp	400	30
KDDI Corp	3,300	84
Keikyu Corp	4,000	69
Konami Holdings Corp	2,500	117
Kyocera Corp	1,500	98
Kyushu Electric Power Co Inc	20,500	201
Lawson Inc	2,100	101
LIXIL Group Corp	3,000	47
Marubeni Corp	14,900	99
Maruichi Steel Tube Ltd	3,200	89
McDonald’s Holdings Co Japan Ltd	1,723	76
Mebuki Financial Group Inc	32,230	84
Medipal Holdings Corp	6,800	150
MEIJI Holdings Co Ltd	600	43
Mitsubishi Chemical Holdings Corp, Cl B	4,700	33
Mitsubishi Motors Corp	8,800	42
Mitsubishi Tanabe Pharma Corp	7,400	82
Mitsui Chemicals Inc	1,800	45

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Murata Manufacturing Co Ltd	1,500	$67
NEC Corp	3,300	130
NGK Spark Plug Co Ltd	2,600	49
Nintendo Co Ltd	100	37
Nippon Building Fund Inc	13	89
Nippon Prologis Inc ‡	36	83
Nippon Telegraph & Telephone Corp	2,200	102
Nisshin Seifun Group Inc	4,515	103
Nomura Research Institute Ltd	6,534	105
NTT Data Corp	10,000	133
NTT DOCOMO Inc	3,700	86
Obic Co Ltd	900	102
Odakyu Electric Railway Co Ltd	3,300	81
Oji Holdings Corp	12,000	69
Ono Pharmaceutical Co Ltd	500	9
Oracle Corp Japan	1,200	88
Otsuka Holdings Co Ltd	600	20
Pan Pacific International Holdings Corp	2,800	178
Ryohin Keikaku Co Ltd	400	72
Sankyo Co Ltd	2,500	90
Santen Pharmaceutical Co Ltd	6,200	103
Sekisui Chemical Co Ltd	5,300	80
Seven & i Holdings Co Ltd	2,100	71
Shimizu Corp	8,200	68
Shizuoka Bank Ltd/The	12,000	88
SoftBank Group Corp	800	38
Subaru Corp	4,000	97
Sumitomo Corp	6,500	98
Sumitomo Rubber Industries Ltd	6,900	80
Sysmex Corp	1,700	111
Taisei Corp	1,000	36
Taisho Pharmaceutical Holdings Co Ltd	1,500	115
Takeda Pharmaceutical Co Ltd	4,318	153
Teijin Ltd	4,800	82
Terumo Corp	5,300	158
Tobu Railway Co Ltd	3,400	99
Toho Co Ltd/Tokyo	4,100	174
Toho Gas Co Ltd	7,312	269
Tohoku Electric Power Co Inc	12,200	123
Tokyo Electric Power Co Holdings Inc *	31,100	162
Tokyo Gas Co Ltd	14,000	330
Tokyu Corp	4,400	78
Toray Industries Inc	10,000	76
TOTO Ltd	1,000	39
Toyo Seikan Group Holdings Ltd	1,900	38
Toyo Suisan Kaisha Ltd	3,000	124
Toyota Industries Corp	1,900	105
Toyota Motor Corp	1,700	106
Trend Micro Inc/Japan	2,000	89
Unicharm Corp	1,200	36
United Urban Investment Corp	66	111
Yahoo Japan Corp	44,500	130

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Yamazaki Baking Co Ltd	5,000	$76

		11,614

Luxembourg — 0.0%
SES SA, Cl A	5,154	81

Netherlands — 0.2%
ABN AMRO Bank NV	1,275	27
Adyen NV *(C)	188	145
Aegon NV	1,120	6
Akzo Nobel NV	6,928	652
ArcelorMittal	6,941	124
ASML Holding NV	1,281	268
Heineken Holding NV	333	35
Heineken NV	1,392	156
ING Groep NV	10,046	117
Koninklijke Ahold Delhaize NV	14,651	330
Koninklijke DSM NV	1,275	158
Koninklijke KPN NV	126,877	390
Koninklijke Philips NV	6,834	297
Koninklijke Vopak NV	6,630	306
LyondellBasell Industries NV, Cl A	3,960	341
NXP Semiconductors NV	4,666	455
Randstad NV	5,912	325
Unilever NV	3,228	197
Wolters Kluwer NV	2,040	149

		4,478

New Zealand — 0.1%
a2 Milk Co Ltd *	33,511	330
Auckland International Airport Ltd	21,194	140
Fisher & Paykel Healthcare Corp Ltd	32,232	335
Fletcher Building Ltd	67,052	219
Meridian Energy Ltd	244,328	780
Ryman Healthcare Ltd	37,156	293
Spark New Zealand Ltd	233,904	628

		2,725

Norway — 0.1%
Aker BP ASA	6,391	183
DNB ASA, Cl A	9,226	172
Equinor ASA	8,101	160
Gjensidige Forsikring ASA	23,515	474
Mowi ASA	31,099	727
Norsk Hydro ASA	54,716	196
Orkla ASA	74,753	663
Schibsted ASA, Cl B	10,678	279
Telenor ASA	26,014	553
Yara International ASA	3,013	146

		3,553

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Panama — 0.0%
Carnival Corp	1,461	$68

Portugal — 0.0%
Banco Espirito Santo SA *(D)	50,830	—
EDP - Energias de Portugal SA	85,895	327
Galp Energia SGPS SA	17,981	277
Jeronimo Martins SGPS SA	14,104	227

		831

Singapore — 0.2%
CapitaLand Commercial Trust	53,667	86
CapitaLand Ltd	33,800	88
City Developments Ltd	7,600	53
ComfortDelGro Corp Ltd	64,800	127
Dairy Farm International Holdings Ltd	103,900	743
Genting Singapore Ltd	372,800	254
Golden Agri-Resources Ltd	2,452,600	526
Jardine Cycle & Carriage Ltd	25,000	670
Jardine Matheson Holdings Ltd	4,000	252
Jardine Strategic Holdings Ltd	6,200	236
Keppel Corp Ltd	16,600	82
Oversea-Chinese Banking Corp Ltd	12,800	108
SATS Ltd	30,800	119
Sembcorp Industries Ltd	31,300	56
Singapore Airlines Ltd	4,200	29
Singapore Press Holdings Ltd	204,200	368
Singapore Technologies Engineering Ltd	25,400	78
Singapore Telecommunications Ltd	133,900	346
United Overseas Bank Ltd	5,300	102
UOL Group Ltd	7,072	40
Venture Corp Ltd	19,800	238
Wilmar International Ltd	116,800	319
Yangzijiang Shipbuilding Holdings Ltd	115,350	130

		5,050

Spain — 0.1%
ACS Actividades de Construccion y Servicios SA	2,833	113
Aena SME SA (C)	765	152
Amadeus IT Group SA, Cl A	6,005	476
Banco Bilbao Vizcaya Argentaria SA	10,923	61
Banco Santander SA	16,470	77
Bankia SA	20,227	48
Bankinter SA	7,228	50
CaixaBank SA	38,771	111
Enagas SA	24,563	656
Endesa SA	16,080	414
Ferrovial SA	4,529	116
Grifols SA	9,996	296
Iberdrola SA	26,058	260

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Industria de Diseno Textil SA	4,514	$136
International Consolidated Airlines Group SA	2,328	14
Naturgy Energy Group SA	6,561	181
Red Electrica Corp SA	10,145	212
Repsol SA, Cl A	20,285	318
Siemens Gamesa Renewable Energy SA	5,394	90
Telefonica SA	43,875	361

		4,142

Sweden — 0.2%
Alfa Laval AB	3,670	80
Atlas Copco AB, Cl A	1,818	58
Atlas Copco AB, Cl B	1,891	54
Electrolux AB	10,068	257
Epiroc AB, Cl A	3,608	38
Epiroc AB, Cl B	1,891	19
Essity AB, Cl B	7,171	221
Hennes & Mauritz AB, Cl B	16,068	286
Hexagon AB, Cl B	2,068	115
Husqvarna AB, Cl B	49,620	464
ICA Gruppen AB	14,294	615
Industrivarden AB, Cl C	4,865	108
Kinnevik AB	1,565	41
Lundin Petroleum AB	11,009	342
Millicom International Cellular SA	5,166	291
Nordea Bank Abp	6,982	51
Skandinaviska Enskilda Banken AB, Cl A	7,936	73
Svenska Handelsbanken AB, Cl A	7,194	71
Swedbank AB, Cl A	4,910	74
Swedish Match AB	8,158	345
Tele2 AB, Cl B	10,402	152
Telefonaktiebolaget LM Ericsson, Cl B	59,384	564
Telia Co AB	63,713	283
Volvo AB, Cl B	6,277	100

		4,702

Switzerland — 0.2%
ABB Ltd	4,545	91
Adecco Group AG	1,187	71
Baloise Holding AG	496	88
Barry Callebaut AG	118	237
Chocoladefabriken Lindt & Spruengli AG	31	374
Cie Financiere Richemont SA	4,087	347
Clariant AG	1,232	25
Dufry AG	2,605	221
EMS-Chemie Holding AG	62	40
Geberit AG	215	101
Givaudan SA	128	362
Kuehne + Nagel International AG	963	143
LafargeHolcim Ltd	1,540	75
Lonza Group AG	312	105
Nestle SA	1,850	192

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Novartis AG	3,465	$317
Partners Group Holding AG	140	110
Roche Holding AG	898	253
Schindler Holding AG	1,122	248
SGS SA, Cl B	41	105
Sonova Holding AG	638	145
Straumann Holding AG	271	240
Swatch Group AG/The	5,188	281
Swatch Group AG/The, Cl B	938	269
Swiss Life Holding AG	254	126
Swiss Re AG	978	100
Swisscom AG	999	502
TE Connectivity Ltd	1,862	178
Temenos AG	1,454	261
UBS Group AG	5,937	71
Vifor Pharma AG	721	104
Zurich Insurance Group AG	87	30

		5,812

United Kingdom — 0.3%
Admiral Group PLC	3,076	86
Antofagasta PLC	10,216	121
Associated British Foods PLC	2,191	69
AstraZeneca PLC	5,009	410
Auto Trader Group PLC (C)	22,327	156
Aviva PLC	17,112	91
Barratt Developments PLC	14,410	105
BP PLC	45,145	315
British American Tobacco PLC	1,681	59
BT Group PLC, Cl A	31,533	79
Bunzl PLC	3,000	79
Burberry Group PLC	3,826	91
Centrica PLC	221,735	248
Coca-Cola HBC AG *	3,429	130
ConvaTec Group PLC (C)	6,222	11
Diageo PLC	2,888	124
easyJet PLC	3,512	43
Experian PLC	2,610	79
G4S PLC	16,567	44
GlaxoSmithKline PLC	12,139	244
Imperial Brands PLC	3,182	75
Informa PLC	13,266	141
InterContinental Hotels Group PLC	1,158	76
Intertek Group PLC	544	38
ITV PLC	95,402	131
J Sainsbury PLC	21,670	54
John Wood Group PLC	49,734	286
Johnson Matthey PLC	1,866	79
Kingspan Group PLC	6,500	353
Marks & Spencer Group PLC	10,789	29
National Grid PLC	24,779	264
NMC Health PLC	7,218	221

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Pearson PLC	16,363	$171
Persimmon PLC	1,979	50
Reckitt Benckiser Group PLC	1,075	85
RELX PLC	3,034	74
Rio Tinto PLC	2,159	134
Royal Dutch Shell PLC, Cl A	9,984	327
Royal Dutch Shell PLC, Cl B	10,245	336
RSA Insurance Group PLC	16,014	118
Sage Group PLC/The	25,020	255
Severn Trent PLC	8,989	234
Smith & Nephew PLC	22,971	498
Smiths Group PLC	4,570	91
Smurfit Kappa Group PLC	11,520	349
SSE PLC	11,068	158
Standard Life Aberdeen PLC	22,285	84
Tesco PLC	37,440	108
TUI AG	3,217	32
Unilever PLC	5,792	361
United Utilities Group PLC, Cl B	22,579	225
Vodafone Group PLC	80,329	132
Whitbread PLC	1,095	64
Wm Morrison Supermarkets PLC	34,659	89
WPP PLC	8,141	103

		8,409

Total Foreign Common Stock (Cost $99,301) ($ Thousands)		111,557

COMMON STOCK — 3.5%
Communication Services — 0.3%
Activision Blizzard Inc	6,678	315
Alphabet Inc, Cl A *	225	244
Alphabet Inc, Cl C *	212	229
AT&T Inc	20,624	691
CBS Corp, Cl B	5,147	257
Cellnex Telecom SA (C)	6,568	243
CenturyLink Inc	48,368	569
Charter Communications Inc, Cl A *	702	277
Comcast Corp, Cl A	6,389	270
Discovery Inc, Cl A *	9,297	285
Discovery Inc, Cl C *	2,816	80
DISH Network Corp, Cl A *	8,704	334
Electronic Arts Inc *	2,803	284
Facebook Inc, Cl A *	1,409	272
Fox Corp	12,967	474
Interpublic Group of Cos Inc/The	13,924	315
Netflix Inc *	703	258
News Corp, Cl A	20,927	282
News Corp, Cl B	25,226	352
Omnicom Group Inc	4,167	342
Take-Two Interactive Software Inc, Cl A *	2,472	281

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TripAdvisor Inc *	10,101	$468
Twitter Inc *	8,010	280
Verizon Communications Inc	9,395	537
Viacom Inc, Cl B	10,449	312
Walt Disney Co/The	3,557	497

		8,748

Consumer Discretionary — 0.3%
Advance Auto Parts Inc	1,136	175
Amazon.com Inc, Cl A *	72	136
Aptiv PLC	1,925	156
AutoZone Inc *	172	189
Berkeley Group Holdings PLC	2,133	101
Best Buy Co Inc	2,195	153
Booking Holdings Inc *	80	150
BorgWarner Inc	4,754	200
Capri Holdings Ltd *	3,411	118
CarMax Inc *	2,511	218
Chipotle Mexican Grill Inc, Cl A *	220	161
Darden Restaurants Inc	1,472	179
Dollar General Corp	990	134
Dollar Tree Inc *	2,221	239
DR Horton Inc	3,316	143
eBay Inc	1,485	59
Expedia Group Inc	1,393	185
Faurecia SA	2,199	102
Foot Locker Inc, Cl A	3,089	129
Ford Motor Co	12,902	132
Gap Inc/The	8,495	153
General Motors Co	2,986	115
H&R Block Inc	4,731	139
Hanesbrands Inc	12,220	210
Harley-Davidson Inc, Cl A	4,066	146
Hasbro Inc	1,503	159
Hilton Worldwide Holdings Inc	1,532	150
Home Depot Inc/The	660	137
Kohl’s Corp	2,286	109
Kontoor Brands Inc	313	9
L Brands Inc	5,618	147
Leggett & Platt Inc	4,641	178
Lennar Corp, Cl A	3,927	190
LKQ Corp *	6,539	174
Lowe’s Cos Inc	1,189	120
Macy’s Inc	7,799	167
Marriott International Inc/MD, Cl A	1,166	164
Mattel Inc *	10,881	122
McDonald’s Corp	63	13
Melco Resorts & Entertainment Ltd ADR	5,100	111
MGM Resorts International	6,494	186
Mohawk Industries Inc *	1,015	150
Newell Brands Inc, Cl B	10,927	168
NIKE Inc, Cl B	338	28

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nordstrom Inc	3,537	$113
Norwegian Cruise Line Holdings Ltd *	2,900	156
O’Reilly Automotive Inc *	530	196
PVH Corp	1,907	180
Ralph Lauren Corp, Cl A	1,286	146
Ross Stores Inc	2,214	219
Royal Caribbean Cruises Ltd	1,248	151
Starbucks Corp	2,467	207
Tapestry Inc	5,317	169
Target Corp, Cl A	2,518	218
Tiffany & Co	1,465	137
TJX Cos Inc/The	4,144	219
Tractor Supply Co	2,314	252
Ulta Beauty Inc *	553	192
Under Armour Inc, Cl A *	5,297	134
Under Armour Inc, Cl C *	2,107	47
VF Corp	2,192	191
Whirlpool Corp	864	123
Wynn Resorts Ltd	1,040	129

		9,483

Consumer Staples — 0.4%
Altria Group Inc	7,264	344
Archer-Daniels-Midland Co	6,839	279
Brown-Forman Corp, Cl B	7,215	400
Campbell Soup Co	12,199	489
Church & Dwight Co Inc	5,085	371
Clorox Co/The	3,472	532
Coca-Cola European Partners PLC	1,540	87
Coles Group Ltd *	19,411	182
Colgate-Palmolive Co	4,415	316
Conagra Brands Inc	13,514	358
Constellation Brands Inc, Cl A	1,639	323
Coty Inc, Cl A	19,558	262
Estee Lauder Cos Inc/The, Cl A	2,768	507
General Mills Inc	11,660	612
Hershey Co/The	3,981	534
Hormel Foods Corp	9,556	387
JM Smucker Co/The	4,668	538
Kellogg Co	5,138	275
Kimberly-Clark Corp	3,458	461
Kraft Heinz Co/The	8,875	275
Kroger Co/The	11,876	258
Lamb Weston Holdings Inc	3,626	230
McCormick & Co Inc/MD	2,763	428
Molson Coors Brewing Co, Cl B	6,673	374
Mondelez International Inc, Cl A	8,619	465
Monster Beverage Corp *	6,226	397
PepsiCo Inc	2,423	318
Philip Morris International Inc	4,052	318
Procter & Gamble Co/The	4,040	443
Sysco Corp, Cl A	4,913	347

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tyson Foods Inc, Cl A	5,732	$463
Walgreens Boots Alliance Inc	4,912	269
Walmart Inc	1,858	205

		12,047

Energy — 0.3%
AltaGas Ltd	18,020	273
Anadarko Petroleum Corp, Cl A	4,053	286
Apache Corp	8,239	239
Baker Hughes a GE Co, Cl A	10,487	258
Cabot Oil & Gas Corp	9,943	228
Chevron Corp	2,251	280
Cimarex Energy Co	3,733	222
Concho Resources Inc	2,397	247
ConocoPhillips	5,566	340
Devon Energy Corp	5,871	167
Diamondback Energy Inc, Cl A	3,000	327
Drilling Co of 1972 A/S/The *	298	23
EOG Resources Inc	2,565	239
Exxon Mobil Corp	3,821	293
Halliburton Co	10,569	240
Helmerich & Payne Inc	5,997	304
Hess Corp	4,091	260
HollyFrontier Corp	5,386	249
Kinder Morgan Inc/DE	14,279	298
Marathon Oil Corp	16,342	232
Marathon Petroleum Corp	5,188	290
National Oilwell Varco Inc, Cl A	9,602	214
Noble Energy Inc	10,357	232
Occidental Petroleum Corp	4,454	224
ONEOK Inc	5,808	400
Phillips 66	2,695	252
Pioneer Natural Resources Co	1,705	262
Schlumberger Ltd, Cl A	7,723	307
TC Energy Corp	2,000	99
TechnipFMC PLC	11,797	306
Valero Energy Corp	3,642	312
Williams Cos Inc/The	12,847	360

		8,263

Financials — 0.2%
Affiliated Managers Group Inc	1,162	107
Allstate Corp/The	963	98
American Express Co	421	52
American International Group Inc	1,882	100
Ameriprise Financial Inc	614	89
Aon PLC	680	131
Assurant Inc	976	104
Bank of America Corp	3,101	90
Bank of New York Mellon Corp/The	1,593	70
BB&T Corp	2,425	119
BlackRock Inc	215	101

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brighthouse Financial Inc *	1,974	$72
Capital One Financial Corp	1,140	103
Cboe Global Markets Inc	1,513	157
Charles Schwab Corp/The	1,358	55
Chubb Ltd	852	125
Cincinnati Financial Corp	2,017	209
Citizens Financial Group Inc	2,888	102
Comerica Inc	1,435	104
Discover Financial Services	1,159	90
E*TRADE Financial Corp	2,501	112
Fifth Third Bancorp	3,964	111
Franklin Resources Inc	2,773	97
Goldman Sachs Group Inc/The	641	131
Hartford Financial Services Group Inc/The	2,184	122
Huntington Bancshares Inc/OH	9,087	126
Intercontinental Exchange Inc	1,550	133
Invesco Ltd	6,593	135
Japan Post Holdings Co Ltd	13,200	149
Jefferies Financial Group Inc	4,320	83
JPMorgan Chase & Co	873	98
KeyCorp	8,346	148
Lincoln National Corp	1,000	64
Loews Corp	1,583	87
M&T Bank Corp	598	102
MetLife Inc	1,562	78
Morgan Stanley	1,873	82
MSCI Inc, Cl A	449	107
Nasdaq Inc, Cl A	1,585	152
Northern Trust Corp	1,046	94
Onex Corp	820	50
People’s United Financial Inc	8,554	144
PNC Financial Services Group Inc/The	607	83
Principal Financial Group Inc, Cl A	1,498	87
Progressive Corp/The	2,497	200
Prudential Financial Inc	736	74
Raymond James Financial Inc	1,182	100
Regions Financial Corp	6,723	100
State Street Corp	770	43
SunTrust Banks Inc	2,220	140
SVB Financial Group, Cl B *	365	82
Synchrony Financial	3,561	123
T Rowe Price Group Inc	1,887	207
Torchmark Corp, Cl A	870	78
Travelers Cos Inc/The	849	127
Unum Group	4,210	141
US Bancorp	2,336	122
Washington H Soul Pattinson & Co Ltd	25,118	388
Wells Fargo & Co	1,955	93
Willis Towers Watson PLC	490	94

		6,765

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Health Care — 0.4%
Abbott Laboratories	2,344	$197
AbbVie Inc	1,754	128
ABIOMED Inc *	453	118
Agilent Technologies Inc	3,209	240
Alcon Inc *	2,448	151
Alexion Pharmaceuticals Inc *	1,323	173
Align Technology Inc *	174	48
Allergan PLC	990	166
AmerisourceBergen Corp, Cl A	1,376	117
Amgen Inc, Cl A	840	155
Anthem Inc	458	129
Asahi Intecc Co Ltd	4,400	108
Baxter International Inc	2,892	237
Becton Dickinson and Co	951	240
BeiGene Ltd ADR *	1,825	226
Biogen Inc *	200	47
Boston Scientific Corp *	5,564	239
Bristol-Myers Squibb Co	2,871	130
Cardinal Health Inc	2,881	136
Celgene Corp, Cl A *	516	48
Centene Corp *	2,552	134
Cerner Corp	3,217	236
Cooper Cos Inc/The, Cl A	642	216
Covetrus Inc *	1	—
Cronos Group Inc *	7,770	125
CVS Health Corp	3,025	165
Danaher Corp, Cl A	1,722	246
DaVita Inc *	2,885	162
DENTSPLY SIRONA Inc	2,721	159
Edwards Lifesciences Corp, Cl A *	740	137
Gilead Sciences Inc	2,209	149
HCA Healthcare Inc	1,320	178
Henry Schein Inc *	2,812	197
Hologic Inc *	3,960	190
Humana Inc	533	141
IDEXX Laboratories Inc *	599	165
Illumina Inc *	457	168
Incyte Corp *	1,195	102
Intuitive Surgical Inc *	369	194
Johnson & Johnson	894	125
Laboratory Corp of America Holdings *	1,268	219
McKesson Corp	1,112	149
Medtronic PLC	1,787	174
Mettler-Toledo International Inc *	275	231
Mylan NV *	3,267	62
Nektar Therapeutics, Cl A *	1,939	69
PerkinElmer Inc	2,942	283
Perrigo Co PLC	1,609	77
Pfizer Inc	4,453	193
Quest Diagnostics Inc	2,292	233
Stryker Corp	1,159	238

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sumitomo Dainippon Pharma Co Ltd	4,600	$87
Teva Pharmaceutical Industries Ltd ADR *	25,205	233
UnitedHealth Group Inc	559	136
Universal Health Services Inc, Cl B	1,151	150
Varian Medical Systems Inc *	1,691	230
Vertex Pharmaceuticals Inc *	910	167
Waters Corp *	930	200
Zimmer Biomet Holdings Inc	1,684	198
Zoetis Inc, Cl A	2,499	284

		9,835

Industrials — 0.3%
3M Co	677	117
Alaska Air Group Inc	850	54
Allegion PLC	1,615	179
American Airlines Group Inc	2,578	84
AMETEK Inc	2,335	212
AO Smith Corp	2,700	127
Arconic Inc	5,255	136
Babcock International Group PLC	11,654	68
BAE Systems PLC	18,763	118
Boeing Co/The	456	166
CH Robinson Worldwide Inc	2,024	171
Cintas Corp	931	221
Copart Inc *	2,400	179
Cummins Inc	871	149
Dai Nippon Printing Co Ltd	5,900	126
DCC PLC	1,122	100
Delta Air Lines Inc, Cl A	3,091	175
Dover Corp	1,914	192
Emerson Electric Co	2,411	161
Equifax Inc	1,030	139
Expeditors International of Washington Inc	2,620	199
Fastenal Co, Cl A	2,782	91
Ferguson PLC	2,700	192
Flowserve Corp	3,192	168
Fluor Corp	3,126	105
Fortive Corp	1,754	143
Fortune Brands Home & Security Inc	2,268	130
General Dynamics Corp	849	154
General Electric Co	5,173	54
Harris Corp	739	140
Honeywell International Inc	835	146
Huntington Ingalls Industries Inc, Cl A	757	170
IHS Markit Ltd *	3,200	204
Illinois Tool Works Inc	606	91
Ingersoll-Rand PLC	1,653	209
ITOCHU Corp	1,100	21
Jacobs Engineering Group Inc	1,976	167
JB Hunt Transport Services Inc	832	76
Johnson Controls International plc	3,007	124
Kansas City Southern	1,165	142

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kawasaki Heavy Industries Ltd	3,200	$75
L3 Technologies Inc	603	148
Legrand SA	2,384	175
Lockheed Martin Corp	518	188
Masco Corp	3,446	135
Nabtesco Corp	1,500	42
Nielsen Holdings PLC	5,302	120
Norfolk Southern Corp	1,093	218
Northrop Grumman Corp	572	185
PACCAR Inc	2,161	155
Parker-Hannifin Corp, Cl A	549	93
Pentair PLC	5,438	202
Quanta Services Inc	3,494	134
Raytheon Co	1,052	183
Robert Half International Inc	3,077	175
Rockwell Automation Inc	996	163
Rolls-Royce Holdings PLC	7,169	77
Snap-on Inc	986	163
Southwest Airlines Co, Cl A	2,241	114
Stanley Black & Decker Inc	854	124
Textron Inc	2,415	128
TransDigm Group Inc *	313	151
United Airlines Holdings Inc *	579	51
United Parcel Service Inc, Cl B	756	78
United Rentals Inc *	374	50
United Technologies Corp	1,503	196
Verisk Analytics Inc, Cl A	1,492	219
Wabtec Corp	37	3
Waste Management Inc	830	96
WSP Global Inc	2,856	158
Xylem Inc/NY	1,487	124

		9,723

Information Technology — 0.3%
Adobe Inc *	587	173
Advanced Micro Devices Inc *	3,357	102
Akamai Technologies Inc *	1,677	134
Alliance Data Systems Corp	609	85
Amphenol Corp, Cl A	1,663	160
Analog Devices Inc	1,714	194
Applied Materials Inc	3,039	137
Arista Networks Inc *	506	131
Autodesk Inc, Cl A *	1,057	172
Automatic Data Processing Inc	1,586	262
Broadcom Inc	452	130
Cadence Design Systems Inc *	2,281	162
CGI Inc, Cl A *	5,643	435
Cisco Systems Inc	4,373	239
Citrix Systems Inc	1,812	178
Cognizant Technology Solutions Corp, Cl A	2,178	138
Corning Inc, Cl B	4,549	151
DXC Technology Co	1,620	89

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
F5 Networks Inc, Cl A *	1,077	$157
Fidelity National Information Services Inc, Cl B	1,370	168
Fiserv Inc, Cl A *	2,440	222
FleetCor Technologies Inc *	390	110
FLIR Systems Inc	2,599	141
Fortinet Inc *	818	63
Gartner Inc *	1,047	169
Global Payments Inc	1,155	185
Hewlett Packard Enterprise Co	8,829	132
HP Inc	7,329	152
Intel Corp	2,194	105
International Business Machines Corp	793	109
Intuit Inc	640	167
Juniper Networks Inc	4,939	132
KLA-Tencor Corp	1,572	186
LINE Corp *	1,800	50
Micro Focus International PLC	10,137	266
Microchip Technology Inc	1,703	148
Microsoft Corp	1,573	211
Motorola Solutions Inc	1,038	173
NetApp Inc	2,629	162
Nexon Co Ltd	4,800	70
NVIDIA Corp	317	52
Oracle Corp, Cl B	2,724	155
Paychex Inc	2,240	184
Qorvo Inc *	1,591	106
QUALCOMM Inc	2,165	165
Red Hat Inc *	772	145
salesforce.com Inc *	952	144
Seagate Technology PLC	1,886	89
Skyworks Solutions Inc	1,430	111
Symantec Corp, Cl A	7,762	169
Synopsys Inc *	1,972	254
Texas Instruments Inc	1,935	222
Total System Services Inc	1,149	147
VeriSign Inc *	681	142
Western Digital Corp	1,951	93
Western Union Co/The	7,451	148
Worldline SA/France *(C)	839	61

		8,737

Materials — 0.3%
Air Products & Chemicals Inc	2,515	569
Albemarle Corp	4,077	287
Amcor PLC *	24,449	281
Avery Dennison Corp	4,309	498
Boliden AB	3,000	77
Celanese Corp, Cl A	628	68
CF Industries Holdings Inc	7,461	348
Corteva Inc	1,250	37
Dow Inc	2,746	135

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DuPont de Nemours Inc	2,966	$223
Eastman Chemical Co	4,183	326
Ecolab Inc	2,840	561
FMC Corp	4,104	340
Freeport-McMoRan Inc, Cl B	23,066	268
International Flavors & Fragrances Inc	2,340	340
Linde PLC	2,704	543
Livent Corp *	3,838	27
Martin Marietta Materials Inc, Cl A	1,750	403
Mosaic Co/The	13,758	344
Newmont Goldcorp Corp	12,771	491
Nucor Corp	6,312	348
Packaging Corp of America	4,149	395
PPG Industries Inc	3,051	356
Sealed Air Corp	4,758	204
Sherwin-Williams Co/The, Cl A	639	293
Tosoh Corp	5,500	77
Vulcan Materials Co	3,345	459
Westrock Co	5,921	216

		8,514

Real Estate — 0.2%
Alexandria Real Estate Equities Inc ‡	1,025	145
Apartment Investment & Management Co, Cl A ‡	2,812	141
Boston Properties Inc ‡	114	15
CapitaLand Mall Trust ‡	233,700	454
Digital Realty Trust Inc, Cl A ‡	1,000	118
Duke Realty Corp ‡	4,733	150
Equinix Inc ‡	207	104
Equity Residential ‡	1,670	127
Essex Property Trust Inc ‡	681	199
Federal Realty Investment Trust ‡	1,020	131
HCP Inc ‡	3,955	126
Host Hotels & Resorts Inc ‡	7,223	132
Iron Mountain Inc ‡	1,886	59
Kimco Realty Corp ‡	6,490	120
Macerich Co/The ‡	1,962	66
Mid-America Apartment Communities Inc ‡	1,107	130
Prologis Inc ‡	2,009	161
Realty Income Corp ‡	2,310	159
Regency Centers Corp ‡	1,875	125
SBA Communications Corp, Cl A *‡	900	202
SL Green Realty Corp ‡	1,090	88
UDR Inc ‡	2,944	132
Ventas Inc ‡	3,347	229
Vonovia SE	6,875	329
Vornado Realty Trust ‡	2,208	141
Welltower Inc ‡	1,515	123
Weyerhaeuser Co ‡	3,289	87

		3,993

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Utilities — 0.5%
AES Corp/VA	25,990	$436
Alliant Energy Corp	14,731	723
Ameren Corp	9,333	701
American Electric Power Co Inc	6,545	576
American Water Works Co Inc	4,182	485
CenterPoint Energy Inc	17,055	488
CMS Energy Corp	10,372	601
Consolidated Edison Inc	8,391	736
Dominion Energy Inc	1,057	82
DTE Energy Co	5,956	762
Duke Energy Corp	6,400	565
Edison International	7,889	532
Entergy Corp	5,814	598
Evergy Inc	7,600	457
Eversource Energy	9,458	716
Exelon Corp	12,325	591
FirstEnergy Corp	14,493	620
NextEra Energy Inc	2,742	562
NiSource Inc	20,884	601
NRG Energy Inc	9,094	319
Pinnacle West Capital Corp	4,437	417
PPL Corp	20,593	639
Public Service Enterprise Group Inc	11,012	648
Sempra Energy	4,307	592
Southern Co/The	10,786	596
WEC Energy Group Inc	8,658	722
Xcel Energy Inc	12,339	734

		15,499

Total Common Stock (Cost $75,337) ($ Thousands)		101,607

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 2.1%
Communication Services — 0.0%
Alphabet Inc
3.625%, 05/19/2021 (B)	$150	155

Consumer Discretionary — 0.0%
Council of Europe Development Bank
2.625%, 02/13/2023 (B)	250	256
2.500%, 02/27/2024 (B)	250	257
Toyota Motor Credit MTN
3.200%, 01/11/2027 (B)	750	782
University of Southern California
5.250%, 10/01/2111 (B)	100	138

		1,433

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Consumer Staples — 0.1%
Coca-Cola
3.200%, 11/01/2023 (B)	$500	$523
Colgate-Palmolive MTN
2.300%, 05/03/2022 (B)	250	253
2.250%, 11/15/2022 (B)	1,250	1,260
Procter & Gamble
2.150%, 08/11/2022 (B)	250	252
1.850%, 02/02/2021 (B)	250	249

		2,537

Energy — 0.1%
Chevron
2.954%, 05/16/2026 (B)	1,000	1,032
Equinor
2.450%, 01/17/2023 (B)	1,250	1,257
Nexen Energy ULC
5.875%, 03/10/2035 (B)	100	124
Shell International Finance BV
3.250%, 05/11/2025 (B)	250	262
XTO Energy
6.750%, 08/01/2037 (B)	300	426

		3,101

Financials — 1.5%
African Development Bank MTN
2.375%, 09/23/2021 (B)	1,750	1,771
Asian Development Bank MTN
2.750%, 03/17/2023 (B)	750	775
2.375%, 08/10/2027 (B)	500	511
1.875%, 08/10/2022 (B)	1,000	1,002
1.750%, 08/14/2026 (B)	500	492
Bank of Montreal MTN
2.550%, 11/06/2022 (B)	250	252
1.900%, 08/27/2021 (B)	750	745
1.500%, 07/18/2019 (B)	1,000	1,000
Bank of New York Mellon
3.550%, 09/23/2021 (B)	200	205
Bank of Nova Scotia
4.375%, 01/13/2021 (B)	250	257
2.700%, 03/07/2022 (B)	500	507
Berkshire Hathaway
3.400%, 01/31/2022 (B)	150	156
2.750%, 03/15/2023 (B)	1,000	1,016
BlackRock
3.375%, 06/01/2022 (B)	500	517
Canadian Imperial Bank of Commerce
2.550%, 06/16/2022 (B)	500	505
1.600%, 09/06/2019 (B)	1,000	999
CME Group
3.000%, 09/15/2022 (B)	100	103
3.000%, 03/15/2025 (B)	1,000	1,035

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Commonwealth Bank of Australia NY
2.550%, 03/15/2021 (B)	$1,750	$1,758
European Bank for Reconstruction & Development MTN
2.750%, 03/07/2023 (B)	750	775
European Investment Bank
2.625%, 03/15/2024 (B)	1,000	1,035
2.500%, 10/15/2024 (B)	1,000	1,032
2.375%, 06/15/2022 (B)	750	762
1.875%, 02/10/2025 (B)	500	500
European Investment Bank MTN
2.875%, 08/15/2023 (B)	1,000	1,041
HSBC Holdings
5.100%, 04/05/2021 (B)	250	261
Inter-American Development Bank MTN
1.750%, 09/14/2022 (B)	1,000	999
International Bank for Reconstruction & Development
2.500%, 03/19/2024 (B)	750	771
1.750%, 04/19/2023 (B)	1,000	998
JPMorgan Chase Bank
1.650%, 09/23/2019 (B)	1,000	998
KFW
2.000%, 10/04/2022 (B)	1,000	1,006
Kreditanstalt fuer Wiederaufbau
2.625%, 02/28/2024 (B)	1,000	1,035
2.500%, 11/20/2024 (B)	1,000	1,033
2.375%, 08/25/2021 (B)	1,000	1,012
2.375%, 12/29/2022 (B)	1,000	1,019
2.125%, 03/07/2022 (B)	500	504
2.125%, 06/15/2022 (B)	500	505
2.125%, 01/17/2023 (B)	1,250	1,263
2.000%, 09/29/2022 (B)	750	755
1.875%, 11/30/2020 (B)	1,000	1,000
1.500%, 06/15/2021 (B)	500	497
Landwirtschaftliche Rentenbank
2.375%, 06/10/2025 (B)	250	256
2.250%, 10/01/2021 (B)	1,000	1,009
2.000%, 01/13/2025 (B)	250	252
1.375%, 10/23/2019 (B)	500	499
Landwirtschaftliche Rentenbank MTN
1.750%, 07/27/2026 (B)	750	739
National Australia Bank
3.000%, 01/20/2023 (B)	200	204
1.875%, 07/12/2021 (B)	750	743
Nordic Investment Bank MTN
1.500%, 09/29/2020 (B)	1,000	995
Oesterreichische Kontrollbank
1.875%, 01/20/2021 (B)	750	749
Oesterreichische Kontrollbank MTN
2.875%, 03/13/2023 (B)	250	259

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada MTN
1.500%, 07/29/2019 (B)	$1,000	$999
Svensk Exportkredit MTN
2.875%, 03/14/2023 (B)	1,000	1,035
Svenska Handelsbanken MTN
2.450%, 03/30/2021 (B)	1,000	1,003
Toronto-Dominion Bank MTN
2.125%, 04/07/2021 (B)	500	500
US Bank
2.125%, 10/28/2019 (B)	400	400
Wells Fargo Bank
3.550%, 08/14/2023 (B)	250	261
Wells Fargo Bank MTN
2.150%, 12/06/2019 (B)	500	500
Westpac Banking
4.875%, 11/19/2019 (B)	200	202
2.600%, 11/23/2020 (B)	1,000	1,005
2.000%, 08/19/2021 (B)	750	746

		44,763

Health Care — 0.1%
Johnson & Johnson
5.950%, 08/15/2037 (B)	300	418
3.375%, 12/05/2023 (B)	500	529
2.450%, 03/01/2026 (B)	1,000	1,005
Sanofi
4.000%, 03/29/2021 (B)	150	155

		2,107

Industrials — 0.0%
3M MTN
5.700%, 03/15/2037 (B)	150	193
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035 (B)	750	742

		935

Information Technology — 0.2%
Apple Inc
2.850%, 02/23/2023 (B)	1,000	1,024
2.500%, 02/09/2022 (B)	500	506
2.400%, 05/03/2023 (B)	250	253
Automatic Data Processing
2.250%, 09/15/2020 (B)	500	500
Microsoft
3.700%, 08/08/2046 (B)	500	540
3.300%, 02/06/2027 (B)	1,000	1,063
2.125%, 11/15/2022 (B)	500	504

		4,390

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Utilities — 0.1%
Duke Energy Carolinas LLC
2.950%, 12/01/2026 (B)	$1,000	$1,021
Florida Power & Light
3.125%, 12/01/2025 (B)	1,000	1,044
Southern California Gas
5.125%, 11/15/2040 (B)	150	175

		2,240

Total Corporate Obligations (Cost $60,974) ($ Thousands)		61,661

	Shares

EXCHANGE TRADED FUND — 0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	150,193	18,679

Total Exchange Traded Fund (Cost $17,222) ($ Thousands)		18,679

PREFERRED STOCK — 0.0%
Consumer Discretionary — 0.0%
Porsche Automobil Holding SE, 0.000% (E)	342	22
Volkswagen AG, 0.000% (E)	220	37

		59

Consumer Staples — 0.0%
Henkel AG & Co KGaA, 0.000% (E)	1,296	127

Health Care — 0.0%
Sartorius AG, 0.000% (E)	665	137

Materials — 0.0%
FUCHS PETROLUB SE, 0.000% (E)	1,520	60

Total Preferred Stock (Cost $365) ($ Thousands)		383

Total Investments in Securities — 72.6% (Cost $2,033,883) ($ Thousands)		$2,093,704

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Amsterdam Index	62	Jul-2019	$7,777	$7,921	$15
Australian 10-Year Bond	2,083	Sep-2019	205,765	209,980	2,180
Brent Crude	783	Aug-2019	48,010	50,386	2,376
CAC40 10 Euro Index	460	Jul-2019	28,296	28,984	239
Canadian 10-Year Bond	1,920	Sep-2019	201,551	210,006	2,270
Coffee C	211	Sep-2019	8,223	8,660	437
Copper	80	Sep-2019	5,325	5,427	102
Corn**	920	Sep-2019	19,001	19,539	538
Cotton No. 2	109	Dec-2019	3,732	3,601	(131)
DAX Index	47	Sep-2019	16,082	16,576	227
Dow Jones-UBS Commodity Index	919	Sep-2019	7,107	7,306	199
Euro STOXX 50	2,078	Sep-2019	79,478	82,020	1,291
Euro-Bob	713	Sep-2019	106,417	109,160	435
Euro-BTP	441	Sep-2019	63,132	67,447	2,915
Euro-Bund	3,480	Sep-2019	662,057	684,571	8,323
Euro-Buxl 30 Year Bond	116	Sep-2019	25,377	26,803	861
Feeder Cattle	59	Aug-2019	4,501	4,037	(464)
Feeder Cattle**	39	Sep-2019	2,735	2,666	(69)
FTSE 100 Index	719	Sep-2019	66,297	67,432	304
FTSE MIB Index	166	Sep-2019	19,465	19,997	222
FTSE/JSE Top 40 Index	277	Sep-2019	10,047	10,300	(76)
Gasoline	131	Sep-2019	9,864	10,201	337
Gasoline	20	Aug-2019	1,398	1,593	195
Gold	661	Aug-2019	86,179	93,446	7,266
Hang Seng China Enterprises Index	114	Jul-2019	7,841	7,905	67
Hang Seng Index	87	Jul-2019	15,731	15,872	145
IBEX	30	Jul-2019	3,067	3,134	12
Japanese 10-Year Bond	538	Sep-2019	760,787	768,250	1,990
Japanese 10-Year Government Bond E-MINI	1,903	Sep-2019	269,241	271,832	666
KC HRW Wheat	59	Sep-2019	1,421	1,361	(60)
KOSPI 200 Index	327	Sep-2019	18,791	19,711	467
Lean Hogs	122	Aug-2019	4,012	3,709	(303)
Live Cattle	80	Nov-2019	3,403	3,374	(29)
Live Cattle	448	Sep-2019	19,422	18,700	(722)
LME Copper**	105	Dec-2019	17,002	15,740	(1,262)
LME Lead**	69	Sep-2019	3,376	3,333	(44)
LME Nickel	56	Sep-2019	4,056	4,269	213
LME Nickel**	63	Sep-2019	5,006	4,802	(203)
LME Primary Aluminum**	377	Sep-2019	17,154	16,967	(186)
LME Zinc	227	Sep-2019	15,350	14,193	(1,157)
Long Gilt 10-Year Bond	839	Sep-2019	137,324	139,134	1,381
Low Sulphur Gasoil	65	Aug-2019	3,623	3,884	260
Low Sulphur Gasoil	158	Sep-2019	9,404	9,488	84
MSCI Emerging Markets	1,744	Sep-2019	87,902	91,856	3,954
MSCI Taiwan Index	391	Jul-2019	15,059	15,112	53
Natural Gas**	82	Aug-2019	2,144	1,893	(252)
Natural Gas	401	Aug-2019	9,334	9,151	(183)
NY Harbor ULSD	99	Sep-2019	7,834	8,096	262
NYMEX Cocoa	223	Sep-2019	5,282	5,408	126
NYMEX Cocoa	111	Sep-2019	2,721	2,692	(29)
OMX Stockholm 30	192	Jul-2019	3,191	3,354	75
Russell 2000 Index E-MINI	1,679	Sep-2019	128,464	131,558	3,094
S&P - Goldman Sachs Commodity Index	389	Jul-2019	39,509	41,219	1,710

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
S&P 500 Index E-MINI	3,548	Sep-2019	$513,655	$522,301	$8,646
S&P Mid Cap 400 Index E-MINI	234	Sep-2019	44,687	45,630	943
S&P TSX 60 Index	223	Sep-2019	32,405	33,369	146
SGX Nifty 50	261	Jul-2019	6,173	6,179	7
Silver	481	Sep-2019	36,193	36,895	703
Soybean	65	Nov-2019	2,764	3,000	236
Soybean Meal	91	Dec-2019	2,792	2,938	146
Soybean Oil	395	Dec-2019	6,812	6,833	21
Soybean Oil	54	Dec-2019	935	934	(1)
Soybean Oil	251	Aug-2019	4,127	4,273	146
SPI 200 Index	325	Sep-2019	36,251	37,398	320
Sugar No. 11	883	Oct-2019	12,567	12,481	(86)
Sugar No. 11	255	Oct-2019	3,484	3,604	120
TOPIX Index	300	Sep-2019	42,927	43,187	(44)
TOPIX Index	37	Sep-2019	5,268	5,326	44
U.S. 2-Year Treasury Note	25	Oct-2019	5,371	5,379	9
U.S. 5-Year Interest Rate Swap	729	Sep-2019	76,729	77,320	590
U.S. 10-Year Interest Rate Swap	876	Sep-2019	94,863	95,922	1,059
U.S. 10-Year Treasury Note	7,999	Sep-2019	1,002,756	1,023,622	20,866
U.S. Long Treasury Bond	426	Sep-2019	64,244	66,283	2,039
Wheat	154	Sep-2019	3,648	4,060	412
Wheat**	517	Sep-2019	13,635	13,629	(6)
WTI Crude Oil**	250	Aug-2019	14,844	14,630	(214)
WTI Crude Oil**	222	Aug-2019	11,554	12,980	1,427

			$5,343,951	$5,462,229	$77,650

A list of the open forward foreign currency contracts held by the Fund at June 30, 2019 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/30/19	HKD	51,900	USD	6,644	$(1)
BNYMellon	07/30/19	AUD	11,500	USD	8,013	(64)
Brown Brothers Harriman	07/30/19	USD	2	EUR	2	—
Citigroup	09/18/19	BRL	700	USD	177	(4)
Citigroup	09/18/19	CHF	1,137	USD	1,149	(27)
Citigroup	09/18/19	USD	1,615	EUR	1,419	12
Citigroup	09/18/19	USD	1,041	HUF	297,650	15
Citigroup	09/18/19	USD	1,333	HUF	375,100	(2)
Citigroup	09/18/19	USD	2,712	HKD	21,249	9
Citigroup	09/18/19	USD	4,358	CZK	100,300	141
Citigroup	09/18/19	USD	4,286	GBP	3,365	12
Citigroup	09/18/19	USD	170	GBP	133	—
Citigroup	09/18/19	USD	5,771	CNY	40,031	56
Citigroup	09/18/19	USD	5,954	RUB	393,000	206
Citigroup	09/18/19	ZAR	9,100	USD	609	(29)
Citigroup	09/18/19	USD	10,009	CNH	69,469	95
Citigroup	09/18/19	USD	124	CNH	850	—
Citigroup	09/18/19	USD	17,686	ZAR	260,850	630
Citigroup	09/18/19	USD	18,285	KRW	21,583,800	412
Citigroup	09/18/19	USD	562	KRW	646,550	(1)
Citigroup	09/18/19	USD	19,254	BRL	75,800	379
Citigroup	09/18/19	USD	272	BRL	1,050	—

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/18/19	USD	19,805	PLN	75,450	$469
Citigroup	09/18/19	USD	24,174	INR	1,703,100	243
Citigroup	09/18/19	HKD	26,690	USD	3,408	(10)
Citigroup	09/18/19	USD	23,169	MXN	459,707	445
Citigroup	09/18/19	USD	14,640	MXN	284,143	(45)
Citigroup	09/18/19	GBP	9,967	USD	12,752	23
Citigroup	09/18/19	GBP	28,860	USD	36,706	(150)
Citigroup	09/18/19	EUR	149,675	USD	169,201	(2,325)
Citigroup	09/18/19	KRW	861,475	USD	728	(18)
Citigroup	09/23/19	USD	4,049	CLP	2,833,800	130
Credit Agricole	01/09/18	SGD	87,125	USD	97,932	(1,522)
JPMorgan Chase Bank	09/18/19	BRL	700	USD	177	(4)
JPMorgan Chase Bank	09/18/19	CHF	1,138	USD	1,149	(27)
JPMorgan Chase Bank	09/18/19	USD	1,615	EUR	1,419	11
JPMorgan Chase Bank	09/18/19	USD	1,041	HUF	297,650	15
JPMorgan Chase Bank	09/18/19	USD	1,333	HUF	375,100	(3)
JPMorgan Chase Bank	09/18/19	USD	2,712	HKD	21,248	8
JPMorgan Chase Bank	09/18/19	USD	4,358	CZK	100,300	141
JPMorgan Chase Bank	09/18/19	USD	4,286	GBP	3,365	12
JPMorgan Chase Bank	09/18/19	USD	170	GBP	133	—
JPMorgan Chase Bank	09/18/19	USD	5,771	CNY	40,031	56
JPMorgan Chase Bank	09/18/19	USD	5,954	RUB	393,000	206
JPMorgan Chase Bank	09/18/19	ZAR	9,100	USD	609	(30)
JPMorgan Chase Bank	09/18/19	USD	10,009	CNH	69,469	94
JPMorgan Chase Bank	09/18/19	USD	124	CNH	850	—
JPMorgan Chase Bank	09/18/19	USD	17,686	ZAR	260,850	629
JPMorgan Chase Bank	09/18/19	USD	18,285	KRW	21,583,800	411
JPMorgan Chase Bank	09/18/19	USD	562	KRW	646,550	(2)
JPMorgan Chase Bank	09/18/19	USD	19,254	BRL	75,800	379
JPMorgan Chase Bank	09/18/19	USD	272	BRL	1,050	(1)
JPMorgan Chase Bank	09/18/19	USD	19,805	PLN	75,450	469
JPMorgan Chase Bank	09/18/19	USD	24,175	INR	1,703,100	242
JPMorgan Chase Bank	09/18/19	HKD	26,690	USD	3,408	(11)
JPMorgan Chase Bank	09/18/19	USD	23,041	MXN	457,214	445
JPMorgan Chase Bank	09/18/19	USD	14,768	MXN	286,636	(45)
JPMorgan Chase Bank	09/18/19	GBP	11,094	USD	14,192	25
JPMorgan Chase Bank	09/18/19	GBP	27,734	USD	35,268	(150)
JPMorgan Chase Bank	09/18/19	EUR	149,675	USD	169,201	(2,326)
JPMorgan Chase Bank	09/18/19	KRW	861,475	USD	728	(18)
JPMorgan Chase Bank	09/23/19	USD	4,049	CLP	2,833,800	129
State Street	07/29/19 - 07/30/19	GBP	65,999	USD	83,377	(733)
State Street	07/30/19	USD	3	EUR	2	—
State Street	07/30/19	CHF	5,600	USD	5,761	(1)
State Street	07/30/19	CAD	13,500	USD	10,253	(87)
State Street	07/30/19	EUR	34,800	USD	39,683	(45)
State Street	07/30/19	JPY	1,339,600	USD	12,535	69

						$(1,063)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

A list of the open OTC swap agreements held by the Fund at June 30, 2019 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase	Taiwan Index (TAIEX)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	07/17/2019	TWD	$7,402	$7,696	$–	$294
Merrill Lynch	SGX Nifty 50	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	07/25/2019	USD	6,479	6,511	–	32
Bank of America	Hang Seng Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	07/30/2019	HKD	55,685	56,169	–	484
Bank of America	Hang Seng Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	07/30/2019	HKD	10,098	10,216	–	118
Bank of America	Live Hogs**	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	08/14/2019	USD	32	30	–	(2)
Bank of America	Bovespa Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	08/15/2019	BRL	16,750	17,358	–	608
Merrill Lynch	Live Cattle**	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	08/30/2019	USD	2,246	2,129	–	(117)
JPMorgan Chase	KOSPI Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/11/2019	KRW	17,229	18,083	–	854
Merrill Lynch	Wheat**	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/13/2019	USD	4,786	4,719	–	(67)
Citigroup	Corn**	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/13/2019	USD	550	637	–	87
Bank of America	NYMEX Cocoa**	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/14/2019	USD	73	73	–	–
Citigroup	NYMEX Cocoa**	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/14/2019	USD	195	194	–	–
Citigroup	Coffee C**	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/19/2019	USD	153	164	–	11
Bank of America	Swiss Market	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/20/2019	CHF	46,500	47,598	–	1,098
Citigroup	Sugar No. 11**	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/30/2019	USD	14	14	–	–
Bank of America	Sugar No. 11**	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	10/03/2019	USD	114	113	–	(1)
Citigroup	Soybean**	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	11/14/2019	USD	3,772	4,107	–	335

								$175,812	$–	$3,734

A list of open centrally cleared swap agreements held by the Fund at June 30, 2019, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
3-MONTH USD - LIBOR	3.00%	Semi-Annually	09/18/2021	USD	319,196	$8,115	$2,657	$5,458
3-MONTH USD - LIBOR	3.00%	Semi-Annually	09/18/2021	USD	200,000	5,084	2,185	2,899
3-MONTH USD - LIBOR	2.50%	Semi-Annually	12/18/2021	USD	27,500	459	93	366
3-MONTH USD - LIBOR	2.5%	Semi-Annually	12/18/2021	USD	74,683	1,333	1,040	293
3-MONTH USD - LIBOR	2.5%	Semi-Annually	12/18/2024	USD	116,694	4,447	3,869	578

						$19,438	$9,844	$9,594

Percentages are based on Net Assets of $2,885,717 ($ Thousands).

*	Non-income producing security.
**	Futures and swap contracts by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2019.
‡	Real Estate Investment Trust.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2019.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $42,440 ($ Thousands), representing 1.5% of the Net Assets of the Fund.

(D)	Level 3 security in accordance with fair value hierarchy. (E) There is currently no rate available.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

CZK — Czech Koruna

DAX — German Stock Index

ETF — Exchange-Traded Fund

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

INR — Indian Rupee

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NYMEX — New York Mercantile Exchange

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Accumulation Fund (Continued)

OTC — Over the Counter

PLC — Public Limited Company

PLN — Polish Zloty

RUB — Russian Ruble

S&P — Standard & Poor’s

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX - Tokyo Price Index

TSX — Toronto Stock Exchange

ULC — Unlimited Liability Company

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$1,321,985	$–	$1,321,985
Sovereign Debt	4,367	473,465	–	477,832
Foreign Common Stock	110,655	902	–	111,557
Common Stock	101,607	–	–	101,607
Corporate Obligations	–	61,661	–	61,661
Exchange Traded Fund	18,679	–	–	18,679
Preferred Stock	383	–	–	383

Total Investments in Securities	$235,691	$1,858,013	$–	$2,093,704

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$83,171	$–	$–	$83,171
Unrealized Depreciation	(5,521)	–	–	(5,521)
Forwards Contracts*
Unrealized Appreciation	–	6,618	–	6,618
Unrealized Depreciation	–	(7,681)	–	(7,681)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	3,921	–	3,921
Unrealized Depreciation	–	(187)	–	(187)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	9,594	–	9,594

Total Other Financial Instruments	$77,650	$12,265	$–	$89,915

*Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of period in relation to Net Assets. For the period ended June 30, 2019 there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 43.0%

Communication Services — 4.9%
AMC Entertainment Holdings
5.750%, 06/15/2025	$1,000	$926
AMC Networks
5.000%, 04/01/2024	400	412
American Media
10.500%, 12/31/2026	1,420	1,477
AT&T
4.250%, 03/01/2027	900	965
4.125%, 02/17/2026	400	425
3.600%, 02/17/2023	1,300	1,349
CCO Holdings
5.750%, 02/15/2026 (A)	675	708
5.125%, 02/15/2023	260	264
5.000%, 02/01/2028 (A)	1,640	1,675
CenturyLink
5.800%, 03/15/2022	1,200	1,251
Charter Communications Operating
5.375%, 04/01/2038	250	268
4.908%, 07/23/2025	2,175	2,361
4.464%, 07/23/2022	1,300	1,366
4.200%, 03/15/2028	170	177
Clear Channel Worldwide Holdings
9.250%, 02/15/2024 (A)	500	543
Cogent Communications Group
5.375%, 03/01/2022 (A)	430	445
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024	200	207
Digicel
6.000%, 04/15/2021	600	449
Digicel Group One
8.250%, 12/30/2022 (A)	61	34
Digicel Group Two
8.250%, 09/30/2022 (A)	263	58
DISH DBS
7.750%, 07/01/2026	2,600	2,522
6.750%, 06/01/2021	1,850	1,940
DISH Network
3.375%, 08/15/2026	490	476
Fox
5.476%, 01/25/2039 (A)	110	130
4.709%, 01/25/2029 (A)	50	56
4.030%, 01/25/2024 (A)	300	319
Frontier Communications
10.500%, 09/15/2022	595	403
8.500%, 04/01/2026 (A)	800	776
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	650	663
Level 3 Financing
5.625%, 02/01/2023	1,150	1,164
Match Group
5.000%, 12/15/2027 (A)	880	922

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mauritius Investments
6.500%, 10/13/2026 (A)		$320	$346
4.755%, 11/11/2024		400	401
Meredith
6.875%, 02/01/2026		525	557
Millicom International Cellular
6.625%, 10/15/2026 (A)		440	480
6.250%, 03/25/2029 (A)		530	568
5.125%, 01/15/2028 (A)		280	283
Netflix
6.375%, 05/15/2029 (A)		680	773
5.875%, 11/15/2028		560	620
4.875%, 04/15/2028		800	825
Nexstar Broadcasting
5.625%, 08/01/2024 (A)		1,150	1,191
ORBCOMM
8.000%, 04/01/2024 (A)		200	206
Sirius XM Radio
5.375%, 04/15/2025 (A)		400	412
4.625%, 07/15/2024 (A)		120	123
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+4.226%, 01/19/2168		200	191
Sprint
7.875%, 09/15/2023		950	1,032
7.625%, 03/01/2026		1,310	1,396
Sprint Capital
8.750%, 03/15/2032		650	752
6.875%, 11/15/2028		250	257
Sprint Communications
11.500%, 11/15/2021		650	751
6.000%, 11/15/2022		1,450	1,511
Telecom Italia
5.303%, 05/30/2024 (A)		2,920	3,022
Telecom Italia Capital
6.000%, 09/30/2034		500	510
Telefonica Europe BV
5.875%, VAR EUR Swap Annual 10 Yr+4.301%, 03/31/2168	EUR	800	1,057
T-Mobile USA
4.750%, 02/01/2028		$570	587
4.500%, 02/01/2026		600	614
0.000%, 03/01/2025		300	–
0.000%, 01/15/2026		600	–
Verizon Communications
3.500%, 11/01/2024		625	657
3.376%, 02/15/2025		2,325	2,427
Vodafone Group
3.750%, 01/16/2024		800	836

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wind Tre
5.000%, 01/20/2026 (A)		$340	$329

			47,445

Consumer Discretionary — 5.2%
1011778 BC ULC / New Red Finance
4.250%, 05/15/2024 (A)		880	890
Allied Universal Holdco
6.625%, 07/15/2026 (A)		1,390	1,411
Altice Financing
7.500%, 05/15/2026 (A)		4,800	4,824
Altice France
7.375%, 05/01/2026 (A)		2,200	2,255
Altice Luxembourg
10.500%, 05/15/2027 (A)		980	1,007
American Axle & Manufacturing
6.500%, 04/01/2027		420	419
6.250%, 04/01/2025		1,300	1,293
Boyd Gaming
6.000%, 08/15/2026		250	263
CalAtlantic Group
5.250%, 06/01/2026		330	350
Carriage Services
6.625%, 06/01/2026 (A)		840	861
CSC Holdings
6.500%, 02/01/2029 (A)		2,370	2,586
5.250%, 06/01/2024		425	442
Delphi Technologies
5.000%, 10/01/2025 (A)		650	580
eG Global Finance
6.750%, 02/07/2025 (A)		928	921
Entercom Media
6.500%, 05/01/2027 (A)		1,050	1,092
Entertainment One
4.625%, 07/15/2026 (A)	GBP	140	183
Europcar Mobility Group
4.125%, 11/15/2024 (A)	EUR	650	772
Ford Motor Credit
5.875%, 08/02/2021		$350	369
3.815%, 11/02/2027		250	239
General Motors
4.000%, 04/01/2025		250	255
General Motors Financial
5.650%, 01/17/2029		175	192
Getty Images
9.750%, 03/01/2027 (A)		100	103
Gohl Capital
4.250%, 01/24/2027		320	329
GrubHub Holdings
5.500%, 07/01/2027 (A)		300	308
Hanesbrands
4.875%, 05/15/2026 (A)		1,130	1,172

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hilton Domestic Operating
5.125%, 05/01/2026	$380	$397
Hilton Worldwide Finance
4.875%, 04/01/2027	1,090	1,126
iHeartCommunications
6.375%, 05/01/2026	400	425
IRB Holding
6.750%, 02/15/2026 (A)	435	433
Jack Ohio Finance
10.250%, 11/15/2022 (A)	770	826
L Brands
5.625%, 10/15/2023	200	207
5.250%, 02/01/2028	1,440	1,320
Lennar
5.250%, 06/01/2026	750	799
4.750%, 11/29/2027	570	600
Levi Strauss
5.000%, 05/01/2025	140	145
MGM China Holdings
5.875%, 05/15/2026 (A)	240	247
5.375%, 05/15/2024 (A)	200	205
MGM Resorts International
6.000%, 03/15/2023	1,450	1,571
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	500	489
National CineMedia
5.750%, 08/15/2026	500	476
NCL
4.750%, 12/15/2021 (A)	530	537
Panther BF Aggregator 2
6.250%, 05/15/2026 (A)	850	883
PetSmart
7.125%, 03/15/2023 (A)	740	694
5.875%, 06/01/2025 (A)	410	397
Prosus Nv
4.850%, 07/06/2027 (A)	1,140	1,218
Sally Holdings
5.625%, 12/01/2025	400	393
Sands China
5.125%, 08/08/2025	700	750
Scientific Games International
10.000%, 12/01/2022	244	256
8.250%, 03/15/2026 (A)	700	735
5.000%, 10/15/2025 (A)	1,550	1,565
Service International
7.500%, 04/01/2027	570	681
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	600	645
Speedway Motorsports
5.125%, 02/01/2023	690	693
Starbucks
3.800%, 08/15/2025	875	934

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Telecom Argentina
6.500%, 06/15/2021 (A)		$140	$138
Univision Communications
5.125%, 05/15/2023 (A)		2,900	2,835
UPC Holding BV
5.500%, 01/15/2028 (A)		330	332
Viking Cruises
5.875%, 09/15/2027 (A)		1,000	1,013
Virgin Media Secured Finance
5.000%, 04/15/2027	GBP	800	1,049
VOC Escrow
5.000%, 02/15/2028 (A)		$1,970	1,997
Weight Watchers International
8.625%, 12/01/2025 (A)		950	869

			50,996

Consumer Staples — 1.6%
Altria Group
4.800%, 02/14/2029		380	409
4.400%, 02/14/2026		135	144
3.800%, 02/14/2024		875	912
Anheuser-Busch
3.650%, 02/01/2026		3,450	3,628
Anheuser-Busch InBev Finance
3.300%, 02/01/2023		2,224	2,296
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049		1,350	1,654
Central American Bottling
5.750%, 01/31/2027 (A)		180	186
Constellation Brands
4.400%, 11/15/2025		325	354
4.250%, 05/01/2023		700	745
Constellation Brands Inc
3.218%, VAR ICE LIBOR USD 3 Month+0.700%, 11/15/2021		950	950
HLF Financing Sarl
7.250%, 08/15/2026 (A)		450	452
Lamb Weston Holdings
4.875%, 11/01/2026 (A)		720	749
Lindley
4.625%, 04/12/2023		190	197
Matterhorn Merger Sub
8.500%, 06/01/2026 (A)		500	444
Performance Food Group
5.500%, 06/01/2024 (A)		300	306
Post Holdings
5.750%, 03/01/2027 (A)		600	619
5.625%, 01/15/2028 (A)		800	822
Prosperous Ray
4.625%, 11/12/2023		500	532

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Reynolds American
4.450%, 06/12/2025	$125	$133

		15,532

Energy — 8.1%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047 (A)	1,760	1,931
Anadarko Petroleum
6.600%, 03/15/2046	180	234
5.550%, 03/15/2026	725	815
Antero Resources
5.125%, 12/01/2022	1,050	1,008
Berry Petroleum
7.000%, 02/15/2026 (A)	1,000	970
Blue Racer Midstream
6.625%, 07/15/2026 (A)	480	484
BP Capital Markets America
3.224%, 04/14/2024	1,025	1,061
Buckeye Partners
4.125%, 12/01/2027	25	22
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	250	288
5.125%, 06/30/2027	850	923
Cheniere Energy Partners
5.250%, 10/01/2025	635	656
Chesapeake Energy
8.000%, 01/15/2025	750	696
8.000%, 06/15/2027	1,150	1,013
7.000%, 10/01/2024	50	45
6.125%, 02/15/2021	370	375
Continental Resources
4.500%, 04/15/2023	650	683
4.375%, 01/15/2028	100	105
Covey Park Energy
7.500%, 05/15/2025 (A)	1,000	720
DCP Midstream Operating
6.750%, 09/15/2037 (A)	770	827
6.450%, 11/03/2036 (A)	115	121
5.375%, 07/15/2025	1,000	1,054
Devon Energy
5.850%, 12/15/2025	1,021	1,210
5.000%, 06/15/2045	200	229
3.250%, 05/15/2022	200	204
Diamondback Energy Inc
4.750%, 11/01/2024 (A)	2,415	2,484
Endeavor Energy Resources
5.500%, 01/30/2026 (A)	400	414
Energy Transfer Operating
4.200%, 09/15/2023	3,225	3,381
Ensign Drilling
9.250%, 04/15/2024 (A)	900	887

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating
3.750%, 02/15/2025	$500	$529
3.700%, 02/15/2026	300	317
EQM Midstream Partners
4.750%, 07/15/2023	1,474	1,533
Eterna Capital Pte
8.000%, 12/11/2022	41	34
Exterran Energy Solutions
8.125%, 05/01/2025	700	711
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	90	77
5.625%, 02/01/2026 (A)	930	751
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)	940	1,001
4.950%, 03/23/2027 (A)	800	844
Gazprom OAO Via Gaz Capital MTN
7.288%, 08/16/2037	300	378
Genesis Energy
6.000%, 05/15/2023	990	983
GNL Quintero
4.634%, 07/31/2029	400	424
Gulfport Energy
6.375%, 05/15/2025	1,800	1,393
Indigo Natural Resources
6.875%, 02/15/2026 (A)	360	323
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	1,100	1,180
KazTransGas JSC
4.375%, 09/26/2027 (A)	1,190	1,212
Laredo Petroleum
5.625%, 01/15/2022	1,000	928
Lukoil International Finance BV
4.563%, 04/24/2023	220	228
Marathon Petroleum
3.800%, 04/01/2028	325	331
3.625%, 09/15/2024	350	362
MEG Energy
7.000%, 03/31/2024 (A)	2,160	2,052
Montage Resources
8.875%, 07/15/2023	1,480	1,247
MPLX
4.800%, 02/15/2029	250	275
4.000%, 03/15/2028	950	984
Newfield Exploration
5.625%, 07/01/2024	650	719
NGL Energy Partners
7.500%, 11/01/2023	1,150	1,202
NGPL PipeCo
7.768%, 12/15/2037 (A)	1,050	1,334
Noble Holding International
6.050%, 03/01/2041	900	495

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northern Oil and Gas
9.500%, 05/15/2023		$310	$320
Oasis Petroleum
6.875%, 03/15/2022		1,200	1,197
Petrobras Global Finance
8.750%, 05/23/2026		300	370
Petrobras Global Finance BV
7.375%, 01/17/2027		220	252
6.900%, 03/19/2049		220	234
5.750%, 02/01/2029		2,270	2,366
5.299%, 01/27/2025		3,160	3,353
Petroleos de Venezuela
6.000%, 10/28/2022 (C)(D)		8,860	1,240
6.000%, 05/16/2024 (C)(D)		3,790	569
6.000%, 11/15/2026 (C)(D)		1,110	167
5.500%, 04/12/2037 (C)(D)		130	20
5.375%, 04/12/2027 (C)(D)		2,570	385
Petroleos Mexicanos
6.625%, 06/15/2035		30	28
6.500%, 03/13/2027		470	464
6.375%, 01/23/2045		62	53
6.350%, 02/12/2048		310	266
6.000%, 03/05/2020		120	122
Petroleos Mexicanos MTN
6.750%, 09/21/2047		20	18
5.125%, 03/15/2023	EUR	1,040	1,244
Phillips 66
3.900%, 03/15/2028		$525	552
Plains All American Pipeline
4.500%, 12/15/2026		400	426
3.650%, 06/01/2022		1,700	1,741
3.600%, 11/01/2024		175	178
QEP Resources
5.625%, 03/01/2026		1,300	1,222
Range Resources
5.000%, 03/15/2023		900	848
Reliance Industries
4.125%, 01/28/2025		250	261
3.667%, 11/30/2027 (A)		490	494
Rockies Express Pipeline
7.500%, 07/15/2038 (A)		840	961
Sabine Pass Liquefaction
6.250%, 03/15/2022		700	760
5.625%, 03/01/2025		800	896
SemGroup
5.625%, 11/15/2023		150	143
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)		870	803
SM Energy
6.750%, 09/15/2026		200	188
5.000%, 01/15/2024		1,075	986

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sunoco
5.500%, 02/15/2026		$240	$250
Targa Resources Partners
6.875%, 01/15/2029 (A)		680	754
6.500%, 07/15/2027 (A)		400	436
5.250%, 05/01/2023		1,000	1,014
Transocean
7.500%, 01/15/2026 (A)		500	476
Transocean Sentry
5.375%, 05/15/2023 (A)		750	751
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)		1,250	1,206
Western Midstream Operating
4.000%, 07/01/2022		200	203
Whiting Petroleum
6.250%, 04/01/2023		950	947
5.750%, 03/15/2021		100	101
Williams
8.750%, 03/15/2032		200	285
3.600%, 03/15/2022		1,700	1,744
WPX Energy
8.250%, 08/01/2023		300	342
5.750%, 06/01/2026		200	208
YPF
8.500%, 03/23/2021 (A)		1,920	1,953

			78,484

Financials — 7.7%
AIA Group
3.900%, 04/06/2028 (A)		475	504
AIA Group MTN
3.200%, 03/11/2025 (A)		425	434
AIB Group MTN
4.750%, 10/12/2023 (A)		550	578
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/2028		200	167
Alternative Loan Trust, Ser 2005-81, Cl A1
2.684%, VAR ICE LIBOR USD 1 Month+0.280%, 02/25/2037		830	764
American International Group
4.200%, 04/01/2028		275	294
3.900%, 04/01/2026		325	340
Arch Capital Finance
4.011%, 12/15/2026		1,025	1,100
Banco Bilbao Vizcaya Argentaria
5.875%, VAR EUR Swap Annual 5 Yr+5.660%, 12/24/2167	EUR	800	942
Banco de Bogota
6.250%, 05/12/2026 (A)		$780	861

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Banco de Sabadell
6.500%, VAR EUR Swap Annual 5 Yr+6.414%, 08/18/2167	EUR	800	$908
Banco do Brasil
9.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+6.362%, 06/29/2049		$200	220
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%, 10/15/2167		1,140	1,085
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353%, 10/06/2167 (A)		200	204
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%, 09/27/2167 (A)		250	253
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%, 09/27/2167 (A)		420	419
Banco Santander
4.250%, 04/11/2027		400	421
3.306%, 06/27/2029		400	403
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/09/2022		200	205
Bank of America
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 03/05/2168		150	163
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028		515	530
Bank of America MTN
4.200%, 08/26/2024		550	585
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028		1,525	1,614
2.816%, VAR ICE LIBOR USD 3 Month+0.930%, 07/21/2023		575	581
Banque Centrale de Tunisie International Bond
6.750%, 10/31/2023 (A)	EUR	440	513
Barclays
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.672%, 09/15/2167		$1,370	1,437
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%, 12/15/2167		370	379
7.625%, 11/21/2022		350	382
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023		1,225	1,268

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/2033 (A)		$410	$395
BNP Paribas
7.375%, VAR USD Swap Semi 30/360 5 Yr Curr+5.150%, 02/19/2167 (A)		400	445
3.375%, 01/09/2025 (A)		1,000	1,017
BPCE
4.625%, 09/12/2028 (A)		500	552
4.000%, 09/12/2023 (A)		950	992
China Evergrande Group
8.250%, 03/23/2022		400	385
CIT Group
6.125%, 03/09/2028		195	222
5.250%, 03/07/2025		185	203
Citigroup
6.300%, VAR ICE LIBOR USD 3 Month+3.423%, 11/15/2167		1,250	1,298
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 02/15/2168		3,289	3,612
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049		124	130
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, 12/29/2049		700	720
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/31/2049		675	700
4.125%, 07/25/2028		650	688
3.700%, 01/12/2026		825	868
3.400%, 05/01/2026		1,675	1,734
Cooperatieve Rabobank UA
4.625%, VAR EUR Swap Annual 5 Yr+4.098%, 12/29/2167	EUR	1,400	1,709
Country Garden Holdings
7.250%, 04/04/2021		$500	508
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Yr Curr+6.185%, 12/31/2049 (A)		250	289
6.500%, VAR EUR Swap Annual 5 Yr+5.120%, 06/23/2168	EUR	490	610
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/2027		$470	419
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%, 01/17/2168 (A)		410	438
7.250%, VAR USD Swap Semi 30/360 5 Yr Curr+4.332%, 03/12/2168 (A)		200	215
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.455%, 12/31/2049 (A)		200	208
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (A)		600	619

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026		$802	$872
Danske Bank
5.750%, VAR EUR Swap Annual 6 Yr+4.640%, 10/06/2167	EUR	550	641
5.375%, 01/12/2024 (A)		$210	227
5.000%, 01/12/2022 (A)		200	209
Deutsche Bank
4.500%, 04/01/2025		950	915
Deutsche Bank NY
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr+2.553%, 12/01/2032		1,200	1,043
Donnelley Financial Solutions
8.250%, 10/15/2024		200	207
Goldman Sachs Group
5.150%, 05/22/2045		400	458
HSBC Holdings
5.250%, VAR EUR Swap Annual 5 Yr+4.383%, 03/16/2168	EUR	700	859
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025		$700	729
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 07/24/2167		200	201
Huarong Finance 2017 MTN
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%, 05/07/2168		310	303
Huarong Finance II MTN
5.000%, 11/19/2025		210	224
HUB International
7.000%, 05/01/2026 (A)		435	441
ICICI Bank
5.750%, 11/16/2020		420	435
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)		3,080	3,117
5.017%, 06/26/2024 (A)		500	501
Itau CorpBanca
3.875%, 09/22/2019		1,000	1,003
JPMorgan Chase & Co
5.639%, VAR ICE LIBOR USD 3 Month+3.320%, 01/01/2168		900	897
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 11/01/2167		800	809
2.972%, 01/15/2023		900	913
Kaisa Group Holdings
9.375%, 06/30/2024		200	181
8.500%, 06/30/2022		200	191
Lloyds Banking Group
6.375%, VAR EUR Swap Annual 5 Yr+5.290%, 06/27/2167	EUR	1,000	1,180

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%, 07/15/2167		$1,050	$1,061
3.625%, 01/20/2027		900	945
Morgan Stanley MTN
3.950%, 04/23/2027		1,100	1,151
3.700%, 10/23/2024		2,675	2,822
Navient
6.625%, 07/26/2021		1,100	1,165
NE Property BV
3.750%, 02/26/2021	EUR	200	236
Oversea-Chinese Banking MTN
4.250%, 06/19/2024		$800	840
Quicken Loans
5.750%, 05/01/2025 (A)		1,770	1,825
Refinitiv US Holdings
8.250%, 11/15/2026 (A)		750	771
Royal Bank of Scotland Group
4.650%, VAR ICE LIBOR USD 3 Month+2.320%, 03/31/2168		1,000	950
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023		700	708
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%, 09/30/2167		750	811
Springleaf Finance
6.625%, 01/15/2028		900	945
TC Ziraat Bankasi MTN
5.125%, 09/29/2023 (A)		200	180
Turkiye Vakiflar Bankasi TAO
8.125%, 03/28/2024 (A)		260	254
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.866%, 12/29/2049		1,050	1,150
5.750%, VAR EUR Swap Annual 5 Yr+5.287%, 12/29/2049	EUR	750	940
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%, 07/31/2167 (A)		$710	754
UniCredit
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.180%, 06/03/2168		1,050	1,014
UniCredit MTN
7.296%, VAR USD ICE Swap 11:00 NY 5 Yr+4.914%, 04/02/2034 (A)		660	700
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 06/15/2168		525	571
Wells Fargo Bank
3.550%, 08/14/2023		650	678

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Westpac Banking
5.000%, VAR USD ICE Swap 11:00 NY 5 Yr+2.888%, 03/21/2168	$300	$289
Yapi ve Kredi Bankasi MTN
8.250%, 10/15/2024 (A)	500	507
6.100%, 03/16/2023	200	191

		74,544

Health Care — 3.6%
AbbVie
3.600%, 05/14/2025	500	517
Acadia Healthcare
5.625%, 02/15/2023	1,200	1,219
ASP AMC
8.000%, 05/15/2025 (A)	990	592
Bausch Health
5.875%, 05/15/2023 (A)	290	293
Bausch Health Americas
9.250%, 04/01/2026 (A)	1,840	2,059
8.500%, 01/31/2027 (A)	950	1,044
Bayer US Finance II
4.375%, 12/15/2028 (A)	300	317
4.250%, 12/15/2025 (A)	500	529
3.500%, 06/25/2021 (A)	1,325	1,344
Becton Dickinson
3.363%, 06/06/2024	1,050	1,082
2.894%, 06/06/2022	1,850	1,875
BioScrip
8.875%, 02/15/2021	1,510	1,529
Bristol-Myers Squibb
4.250%, 10/26/2049 (A)	330	365
Celgene
3.900%, 02/20/2028	100	107
3.875%, 08/15/2025	170	182
Centene
6.125%, 02/15/2024	1,440	1,508
CHS
8.000%, 03/15/2026 (A)	490	471
Cigna
3.750%, 07/15/2023 (A)	2,050	2,134
CVS Health
4.780%, 03/25/2038	860	897
4.300%, 03/25/2028	230	243
4.100%, 03/25/2025	2,750	2,900
3.875%, 07/20/2025	2,307	2,409
DaVita HealthCare Partners
5.125%, 07/15/2024	1,000	1,000
Endo Dac
6.000%, 02/01/2025 (A)	400	268
Envision Healthcare
8.750%, 10/15/2026 (A)	500	349

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HCA
5.875%, 05/01/2023	$950	$1,033
5.625%, 09/01/2028	1,760	1,905
5.500%, 06/15/2047	1,280	1,368
Immucor
11.125%, 02/15/2022 (A)	650	663
Magellan Health
4.900%, 09/22/2024	530	524
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)(C)	670	628
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)	870	768
Tenet Healthcare
8.125%, 04/01/2022	2,030	2,129
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023	500	433

		34,684

Industrials — 4.8%
Adani Ports & Special Economic Zone
4.375%, 07/03/2029 (A)	310	314
AECOM
5.125%, 03/15/2027	950	988
AerCap Ireland Capital DAC
4.875%, 01/16/2024	400	430
4.625%, 07/01/2022	2,300	2,402
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)	350	368
Air Lease MTN
3.750%, 06/01/2026	950	973
Allison Transmission
5.000%, 10/01/2024 (A)	100	102
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	700	733
Avolon Holdings Funding
5.125%, 10/01/2023 (A)	690	730
Bioceanico Sovereign Certificate
3.052%, 06/05/2034 (A)(E)	150	101
Boeing
3.450%, 11/01/2028	375	395
3.250%, 03/01/2028	425	441
2.600%, 10/30/2025	475	476
Bombardier
7.500%, 03/15/2025 (A)	1,000	1,003
6.125%, 01/15/2023 (A)	2,050	2,078
Builders FirstSource
6.750%, 06/01/2027 (A)	400	422
Cleaver-Brooks
7.875%, 03/01/2023 (A)	410	393
DAE Funding
5.750%, 11/15/2023 (A)	1,530	1,607

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DP World MTN
5.625%, 09/25/2048 (A)	$1,150	$1,273
Dun & Bradstreet
6.875%, 08/15/2026 (A)	1,150	1,215
Embraer Netherlands Finance
5.050%, 06/15/2025	67	72
Embraer Netherlands Finance BV
5.400%, 02/01/2027	100	111
Embraer Overseas
5.696%, 09/16/2023	170	186
Fortune Brands Home & Security
4.000%, 09/21/2023	1,275	1,342
GE Capital International Funding Unlimited Co
3.373%, 11/15/2025	200	202
General Electric
2.700%, 10/09/2022	100	100
General Electric MTN
6.875%, 01/10/2039	1,200	1,505
3.100%, 01/09/2023	275	277
GFL Environmental
8.500%, 05/01/2027 (A)	895	963
5.625%, 05/01/2022 (A)	50	50
5.375%, 03/01/2023 (A)	530	525
H&E Equipment Services
5.625%, 09/01/2025	750	771
Harsco
5.750%, 07/31/2027 (A)	590	614
Herc Holdings
5.500%, 07/15/2027 (A)	725	730
Hertz
7.625%, 06/01/2022 (A)	450	467
IAA
5.500%, 06/15/2027 (A)	250	260
IHS Markit
3.625%, 05/01/2024	425	438
JB Poindexter
7.125%, 04/15/2026 (A)	530	541
Lockheed Martin
3.550%, 01/15/2026	325	345
Mexico City Airport Trust
5.500%, 10/31/2046 (A)	400	398
5.500%, 07/31/2047 (A)	892	889
4.250%, 10/31/2026 (A)	210	209
3.875%, 04/30/2028 (A)	1,190	1,153
MHP Lux
6.950%, 04/03/2026	220	223
Mobile Mini
5.875%, 07/01/2024	50	52
Northrop Grumman
3.250%, 01/15/2028	1,950	2,002
2.930%, 01/15/2025	1,000	1,018

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Novelis
5.875%, 09/30/2026 (A)	$716	$725
Park Aerospace Holdings
5.250%, 08/15/2022 (A)	900	950
4.500%, 03/15/2023 (A)	170	176
Park-Ohio Industries
6.625%, 04/15/2027	1,130	1,130
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	363	381
5.750%, 04/15/2026 (A)	460	475
5.250%, 04/15/2024 (A)	140	143
Standard Industries
6.000%, 10/15/2025 (A)	770	817
Stanley Black & Decker
4.250%, 11/15/2028	650	722
Stericycle
5.375%, 07/15/2024 (A)	300	313
Swire Pacific Financing MTN
4.500%, 10/09/2023	950	1,020
Titan Acquisition
7.750%, 04/15/2026 (A)	1,400	1,260
TransDigm
6.500%, 05/15/2025	390	395
6.375%, 06/15/2026	994	1,001
United Rentals North America
6.500%, 12/15/2026	1,310	1,418
5.875%, 09/15/2026	185	197
4.875%, 01/15/2028	1,100	1,122
4.625%, 07/15/2023	140	143
Waste Management
3.200%, 06/15/2026	475	494
XPO CNW
6.700%, 05/01/2034	1,980	1,822

		46,591

Information Technology — 1.8%
Amkor Technology
6.625%, 09/15/2027 (A)	400	398
Apple
3.200%, 05/11/2027	525	547
Banff Merger Sub
9.750%, 09/01/2026 (A)	200	174
Broadcom
4.250%, 04/15/2026 (A)	625	634
3.625%, 01/15/2024	2,925	2,953
3.625%, 10/15/2024 (A)	800	804
3.125%, 10/15/2022 (A)	1,100	1,107
3.125%, 01/15/2025	50	49
CDK Global
5.250%, 05/15/2029 (A)	480	497
CommScope Technologies
5.000%, 03/15/2027 (A)	390	339

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dell International
6.020%, 06/15/2026 (A)		$475	$524
5.450%, 06/15/2023 (A)		525	566
EIG Investors
10.875%, 02/01/2024		100	106
EMC
3.375%, 06/01/2023		1,650	1,642
First Data
5.000%, 01/15/2024 (A)		150	154
Fiserv
3.800%, 10/01/2023		300	316
3.200%, 07/01/2026		775	791
2.750%, 07/01/2024		1,175	1,185
Go Daddy Operating
5.250%, 12/01/2027 (A)		260	269
Hewlett Packard Enterprise
4.900%, 10/15/2025		865	942
3.500%, 10/05/2021		500	512
3.318%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021		925	925
j2 Cloud Services
6.000%, 07/15/2025 (A)		740	775
NXP BV
4.625%, 06/15/2022 (A)		1,000	1,048
Seagate HDD Cayman
4.750%, 06/01/2023		360	371

			17,628

Materials — 3.2%
ABJA Investment Pte
5.950%, 07/31/2024		200	209
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)		1,420	1,484
Aleris International
10.750%, 07/15/2023 (A)		450	470
Anglo American Capital
4.000%, 09/11/2027 (A)		250	251
ARD Finance
7.125% cash/0% PIK, 09/15/2023		500	511
ARD Securities Finance SARL
8.750%, 01/31/2023 (A)		230	232
Ardagh Packaging Finance
4.750%, 07/15/2027	GBP	700	869
Barrick North America Finance
5.750%, 05/01/2043		$250	312
Berry Global Escrow
5.625%, 07/15/2027 (A)		550	572
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (A)		630	719
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)		1,200	1,214

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Constellium
5.750%, 05/15/2024 (A)		$500	$512
DuPont de Nemours
4.493%, 11/15/2025		450	498
4.205%, 11/15/2023		725	776
First Quantum Minerals
7.250%, 04/01/2023 (A)		1,820	1,772
Freeport-McMoRan
5.450%, 03/15/2043		2,760	2,525
3.550%, 03/01/2022		1,000	1,004
Glencore Funding
4.125%, 03/12/2024 (A)		400	415
4.000%, 04/16/2025 (A)		750	767
4.000%, 03/27/2027 (A)		500	505
Hudbay Minerals
7.625%, 01/15/2025 (A)		760	785
7.250%, 01/15/2023 (A)		10	10
Huntsman International
4.500%, 05/01/2029		375	387
LABL Escrow Issuer
6.750%, 07/15/2026 (A)		950	958
Metinvest BV
7.750%, 04/23/2023 (A)		375	387
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)		410	283
Pactiv
8.375%, 04/15/2027		570	618
Phosagro OAO Via Phosagro Bond Funding
DAC
3.949%, 04/24/2023 (A)		550	553
PQ
6.750%, 11/15/2022 (A)		900	932
Resolute Forest Products
5.875%, 05/15/2023		740	744
Reynolds Group
7.000%, 07/15/2024 (A)		105	109
Samarco Mineracao
5.750%, 10/24/2023 (C)(D)		200	159
SASOL Financing USA
5.875%, 03/27/2024		1,080	1,170
Sherwin-Williams
3.450%, 08/01/2025		875	903
Sociedad Quimica y Minera de Chile
4.375%, 01/28/2025		220	231
Starfruit Finco BV
8.000%, 10/01/2026 (A)		650	668
Suzano Austria GmbH
6.000%, 01/15/2029 (A)		1,130	1,232
5.750%, 07/14/2026		400	437
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	216

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teck Resources
6.000%, 08/15/2040	$200	$217
5.400%, 02/01/2043	480	497
Vale Overseas
6.250%, 08/10/2026	1,134	1,288
Valvoline
5.500%, 07/15/2024	650	669
4.375%, 08/15/2025	500	499
Yamana
4.950%, 07/15/2024	1,637	1,725

		31,294

Real Estate — 0.8%
Alexandria Real Estate Equities
3.800%, 04/15/2026	350	368
American Tower
5.000%, 02/15/2024	1,000	1,101
3.375%, 05/15/2024	925	951
CoreCivic
4.625%, 05/01/2023	1,000	973
Five Point Operating
7.875%, 11/15/2025 (A)	550	553
iStar
4.625%, 09/15/2020	530	535
MPT Operating Partnership
6.375%, 03/01/2024	895	938
5.000%, 10/15/2027	710	731
Outfront Media Capital
5.000%, 08/15/2027 (A)	145	148
Public Storage
3.385%, 05/01/2029	500	522
VEREIT Operating Partnership
4.875%, 06/01/2026	1,000	1,081

		7,901

Utilities — 1.3%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	125	132
3.750%, 06/15/2023 (A)	325	338
AmeriGas Partners
5.875%, 08/20/2026	75	80
Dominion Energy
2.000%, 08/15/2024	575	580
Eskom Holdings SOC MTN
6.350%, 08/10/2028	500	541
Greenko Investment
4.875%, 08/16/2023 (A)	410	398
Minejesa Capital BV
4.625%, 08/10/2030	200	202
NiSource
3.650%, 06/15/2023	525	544
3.490%, 05/15/2027	1,325	1,371

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NRG Energy
7.250%, 05/15/2026		$1,070	$1,178
Perusahaan Listrik Negara MTN
4.125%, 05/15/2027 (A)		1,190	1,214
Sempra Energy
3.400%, 02/01/2028		1,075	1,073
Southern
3.250%, 07/01/2026		700	711
Southern California Edison
4.200%, 03/01/2029		450	479
Suburban Propane Partners
5.500%, 06/01/2024		250	251
Talen Energy Supply
10.500%, 01/15/2026 (A)		540	539
7.250%, 05/15/2027 (A)		1,450	1,486
Vistra Operations
3.550%, 07/15/2024 (A)		1,200	1,207

			12,324

Total Corporate Obligations (Cost $408,985) ($ Thousands)			417,423

SOVEREIGN DEBT — 16.3%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)		1,500	1,642
3.125%, 05/03/2026		850	883
3.125%, 10/11/2027 (A)		810	840
Angolan Government International Bond
9.375%, 05/08/2048 (A)		400	440
8.250%, 05/09/2028 (A)		1,620	1,734
Argentina Bonar Bonds
53.536%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/01/2020	ARS	3,100	70
Argentina Treasury Bond BONCER
2.500%, 07/22/2021		1,575	59
Argentine Republic Government International
Bond
8.280%, 12/31/2033		$1,038	863
7.820%, 12/31/2033	EUR	491	462
7.125%, 07/06/2036		$1,940	1,500
6.875%, 04/22/2021		900	790
6.875%, 01/26/2027		600	481
6.875%, 01/11/2048		330	244
6.250%, 11/09/2047	EUR	110	91
5.875%, 01/11/2028		$260	198
5.625%, 01/26/2022		1,100	927
5.250%, 01/15/2028	EUR	760	627
4.625%, 01/11/2023		$1,050	840
3.750%, 5.250%, 03/31/2029, 12/31/2038 (F)		1,330	776

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.380%, 4.740%, 03/31/2029, 12/31/2038 (F)	EUR	70	$45
3.375%, 01/15/2023		790	699
Barclays
7.125%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+6.579%, 09/15/2167	GBP	700	930
Belize Government International Bond
4.938%, 02/20/2034		$165	100
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020	ARS	58,000	1,981
Bonos De La Nacion Argentina En Moneda Dua
4.500%, 02/13/2020		$230	209
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		180	185
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL	8,967	2,470
10.000%, 01/01/2027		11,500	3,423
Chile Government International Bond
3.500%, 01/25/2050		$690	703
Colombia Government International Bond
5.200%, 05/15/2049		620	703
4.500%, 03/15/2029		410	448
Costa Rica Government International Bond
7.158%, 03/12/2045		270	270
5.625%, 04/30/2043		200	173
Dominican Republic International Bond
7.450%, 04/30/2044		600	695
6.850%, 01/27/2045		660	722
6.500%, 02/15/2048 (A)		1,270	1,342
6.400%, 06/05/2049 (A)		660	691
6.000%, 07/19/2028 (A)		1,300	1,402
Eastern & Southern African Trade & Development Bank MTN
5.375%, 03/14/2022		210	218
Ecuador Government International Bond
10.750%, 01/31/2029 (A)		2,220	2,503
9.650%, 12/13/2026 (A)		990	1,072
9.625%, 06/02/2027 (A)		1,750	1,885
8.875%, 10/23/2027 (A)		1,500	1,560
8.750%, 06/02/2023 (A)		1,140	1,244
7.950%, 06/20/2024		210	220
Egypt Government International Bond
8.700%, 03/01/2049 (A)		520	559
8.500%, 01/31/2047		650	688
7.903%, 02/21/2048 (A)		360	365
7.600%, 03/01/2029 (A)		510	538
6.375%, 04/11/2031 (A)	EUR	200	231
5.625%, 04/16/2030 (A)		620	689

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.750%, 04/16/2026	EUR	680	$778
Egypt Treasury Bills
17.454%, 01/21/2020 (E)	EGP	32,400	1,767
17.476%, 03/17/2020 (E)		22,700	1,208
El Salvador Government International Bond
5.875%, 01/30/2025		$30	30
Eskom Holdings SOC MTN
6.750%, 08/06/2023		230	241
Gabon Government International Bond
6.375%, 12/12/2024		1,460	1,445
Ghana Government International Bond
10.750%, 10/14/2030		210	265
8.627%, 06/16/2049		1,070	1,079
8.125%, 01/18/2026		1,950	2,096
8.125%, 03/26/2032 (A)		2,160	2,193
7.875%, 03/26/2027 (A)		260	274
7.625%, 05/16/2029		1,180	1,199
Guatemala Government Bond
6.125%, 06/01/2050 (A)		530	555
5.750%, 06/06/2022		700	744
4.900%, 06/01/2030 (A)		280	288
4.875%, 02/13/2028		790	814
4.500%, 05/03/2026 (A)		970	979
4.375%, 06/05/2027 (A)		1,290	1,288
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023 (A)		1,930	1,861
Honduras Government International Bond
7.500%, 03/15/2024		660	725
Huarong Finance 2019 MTN
3.750%, 05/29/2024		540	542
Huarong Finance II MTN
4.625%, 06/03/2026		200	207
Indonesia Government International Bond
5.250%, 01/17/2042		2,700	3,075
4.750%, 01/08/2026		2,270	2,470
4.350%, 01/08/2027 (A)		320	342
4.125%, 01/15/2025		300	315
3.850%, 07/18/2027 (A)		1,170	1,208
3.750%, 06/14/2028 (A)	EUR	200	272
3.375%, 07/30/2025		520	670
Indonesia Treasury Bond
7.000%, 05/15/2027	IDR	121,764,000	8,412
Ivory Coast Government International Bond
6.625%, 03/22/2048 (A)	EUR	420	466
5.250%, 03/22/2030		390	434
Kazakhstan Government International Bond
MTN
5.125%, 07/21/2025		$1,300	1,469
Kenya Government International Bond
8.250%, 02/28/2048 (A)		260	270
8.000%, 05/22/2032 (A)		910	962
7.000%, 05/22/2027 (A)		2,100	2,192

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Kuwait International Government Bond
3.500%, 03/20/2027 (A)		$1,360	$1,448
2.750%, 03/20/2022		380	385
Lebanon Government International Bond
7.050%, 11/02/2035		20	15
6.850%, 05/25/2029		170	132
6.750%, 11/29/2027		40	31
6.650%, 11/03/2028		40	32
6.650%, 02/26/2030		99	76
Mexican Bonos
6.500%, 06/09/2022	MXN	16,290	826
Mexico Government International Bond
4.750%, 03/08/2044		$440	459
3.600%, 01/30/2025		1,200	1,229
Nigeria Government International Bond
9.248%, 01/21/2049 (A)		260	294
8.747%, 01/21/2031 (A)		1,720	1,914
7.875%, 02/16/2032		230	240
7.696%, 02/23/2038 (A)		1,280	1,298
7.625%, 11/28/2047 (A)		1,580	1,575
North Macedonia Government International Bond
5.625%, 07/26/2023 (A)	EUR	700	923
2.750%, 01/18/2025 (A)		1,780	2,134
Oman Government International Bond
6.750%, 01/17/2048 (A)		$570	502
5.625%, 01/17/2028 (A)		560	530
Pakistan Government International Bond
8.250%, 09/30/2025		370	406
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)		290	309
Paraguay Government International Bond
6.100%, 08/11/2044		700	833
5.600%, 03/13/2048 (A)		560	632
5.400%, 03/30/2050 (A)		320	355
5.000%, 04/15/2026 (A)		440	481
4.700%, 03/27/2027 (A)		570	617
4.625%, 01/25/2023		550	578
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026 (A)		530	566
4.450%, 02/20/2029 (A)		330	354
4.400%, 03/01/2028 (A)		3,160	3,367
4.150%, 03/29/2027 (A)		1,090	1,141
Peruvian Government International Bond
2.844%, 06/20/2030		220	221
Province of Santa Fe
7.000%, 03/23/2023 (A)		300	258
Provincia de Buenos Aires
54.168%, VAR 30-35d Argentina BADLAR Private Banks+3.830%, 05/31/2022	ARS	1,870	38

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
9.950%, 06/09/2021		$600	$544
9.125%, 03/16/2024 (A)		550	459
7.875%, 06/15/2027 (A)		400	297
6.500%, 02/15/2023 (A)		2,240	1,873
Provincia de Cordoba
7.450%, 09/01/2024 (A)		520	408
Provincia de la Rioja
9.750%, 02/24/2025 (A)		270	208
Qatar Government International Bond
5.103%, 04/23/2048 (A)		1,890	2,252
4.817%, 03/14/2049 (A)		1,130	1,295
4.500%, 04/23/2028		200	224
4.000%, 03/14/2029 (A)		470	506
Republic of Azerbaijan International Bond
3.500%, 09/01/2032 (A)		1,360	1,281
Republic of South Africa Government Bond
9.000%, 01/31/2040	ZAR	785	52
8.875%, 02/28/2035		3,910	264
8.750%, 01/31/2044		2,130	138
8.250%, 03/31/2032		2,480	164
8.000%, 01/31/2030		1,310	88
7.000%, 02/28/2031		6,370	387
6.500%, 02/28/2041		660	33
6.250%, 03/31/2036		2,220	116
Republic of South Africa Government International Bond
5.650%, 09/27/2047		$950	974
4.850%, 09/27/2027		890	917
4.300%, 10/12/2028		200	196
Republic of Suriname
9.250%, 10/26/2026 (A)		540	502
Republic of Uzbekistan Bond MTN
4.750%, 02/20/2024 (A)		340	355
Romanian Government International Bond
5.125%, 06/15/2048 (A)		600	670
2.875%, 05/26/2028	EUR	650	824
2.000%, 12/08/2026 (A)		590	712
Russian Federal Bond - OFZ
7.050%, 01/19/2028	RUB	478,430	7,484
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047		$200	221
5.100%, 03/28/2035 (A)		200	217
4.750%, 05/27/2026		3,600	3,834
4.375%, 03/21/2029 (A)		800	829
Senegal Government International Bond
6.250%, 05/23/2033 (A)		1,070	1,035
4.750%, 03/13/2028 (A)	EUR	740	844
Serbia International Bond
1.500%, 06/26/2029 (A)		350	399
South Africa Government International Bond
5.875%, 09/16/2025		$450	493

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Sri Lanka Government International Bond
7.550%, 03/28/2030 (A)		$1,110	$1,112
6.850%, 03/14/2024 (A)		920	940
6.850%, 11/03/2025		790	792
6.825%, 07/18/2026 (A)		250	249
6.750%, 04/18/2028 (A)		660	638
6.350%, 06/28/2024 (A)		380	380
6.250%, 10/04/2020		410	415
6.200%, 05/11/2027 (A)		380	360
6.125%, 06/03/2025		200	195
5.875%, 07/25/2022		470	472
5.750%, 01/18/2022 (A)		200	200
5.750%, 04/18/2023 (A)		1,240	1,229
Turkey Government International Bond
7.625%, 04/26/2029		780	799
7.375%, 02/05/2025		30	31
6.875%, 03/17/2036		130	124
6.000%, 01/14/2041		1,220	1,052
5.750%, 05/11/2047		500	419
5.200%, 02/16/2026	EUR	520	598
4.875%, 10/09/2026		$210	188
4.250%, 04/14/2026		530	462
3.250%, 06/14/2025	EUR	740	781
Ukraine Government International Bond
9.750%, 11/01/2028 (A)		$640	722
7.750%, 09/01/2023		560	592
7.750%, 09/01/2024		930	970
7.750%, 09/01/2025		870	900
7.750%, 09/01/2027		250	257
7.375%, 09/25/2032 (A)		200	196
2.388%, 05/31/2040 (G)		1,432	1,024
Uruguay Government International Bond
4.375%, 10/27/2027		600	648
Zambia Government International Bond
8.970%, 07/30/2027		200	134
5.375%, 09/20/2022		760	503

Total Sovereign Debt (Cost $154,783) ($ Thousands)			158,241

	Shares

COMMON STOCK — 11.2%

Communication Services — 1.1%
Activision Blizzard Inc		3,482	164
Alphabet Inc, Cl A *		1,328	1,438
Alphabet Inc, Cl C *		1,354	1,463
AT&T Inc		32,368	1,085
CBS Corp, Cl B		1,447	72
CenturyLink Inc		4,030	47
Charter Communications Inc, Cl A *		767	303
Comcast Corp, Cl A		19,862	840

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Discovery Inc, Cl A *	684	$21
Discovery Inc, Cl C *	1,539	44
DISH Network Corp, Cl A *	966	37
Electronic Arts Inc *	1,331	135
Facebook Inc, Cl A *	10,656	2,056
Fox Corp	2,366	87
Interpublic Group of Cos Inc/The	1,552	35
Netflix Inc *	1,943	714
News Corp, Cl A	1,532	21
News Corp, Cl B	450	6
Omnicom Group Inc	997	82
Take-Two Interactive Software Inc, Cl A *	492	56
TripAdvisor Inc *	414	19
Twitter Inc *	3,285	115
Verizon Communications Inc	18,185	1,039
Viacom Inc, Cl B	1,527	46
Walt Disney Co/The	7,686	1,073

		10,998

Consumer Discretionary — 1.2%
Advance Auto Parts Inc	313	48
Amazon.com Inc, Cl A *	1,834	3,473
Aptiv PLC	1,217	98
AutoZone Inc *	114	125
Best Buy Co Inc	1,060	74
Booking Holdings Inc *	192	360
BorgWarner Inc	797	33
Capri Holdings Ltd *	608	21
CarMax Inc *	740	64
Carnival Corp	1,747	81
Cengage Learning Holdings II Inc *	5,114	64
Chipotle Mexican Grill Inc, Cl A *	110	81
Darden Restaurants Inc	545	66
Dollar General Corp	1,196	162
Dollar Tree Inc *	1,093	117
DR Horton Inc	1,500	65
eBay Inc	3,710	147
Expedia Group Inc	498	66
Foot Locker Inc, Cl A	455	19
Ford Motor Co	17,804	182
Gap Inc/The	932	17
Garmin Ltd	525	42
General Motors Co	5,693	219
Genuine Parts Co	649	67
H&R Block Inc	821	24
Hanesbrands Inc	1,495	26
Harley-Davidson Inc, Cl A	659	24
Hasbro Inc	462	49
Hilton Worldwide Holdings Inc	1,348	132
Home Depot Inc/The	4,880	1,015
Kohl’s Corp	759	36
L Brands Inc	995	26

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Leggett & Platt Inc	534	$21
Lennar Corp, Cl A	1,262	61
LKQ Corp *	1,349	36
Lowe’s Cos Inc	3,503	354
Macy’s Inc	1,471	32
Marriott International Inc/MD, Cl A	1,282	180
McDonald’s Corp	3,402	706
MGM Resorts International	2,429	69
Mohawk Industries Inc *	261	39
Newell Brands Inc, Cl B	1,757	27
NIKE Inc, Cl B	5,568	467
Nordstrom Inc	454	15
Norwegian Cruise Line Holdings Ltd *	900	48
O’Reilly Automotive Inc *	360	133
PulteGroup Inc	1,166	37
PVH Corp	313	30
Ralph Lauren Corp, Cl A	219	25
Ross Stores Inc	1,689	167
Royal Caribbean Cruises Ltd	735	89
Starbucks Corp	5,372	450
Tapestry Inc	1,201	38
Target Corp, Cl A	2,368	205
Tiffany & Co	459	43
TJX Cos Inc/The	5,400	286
Tractor Supply Co	511	56
Ulta Beauty Inc *	241	84
Under Armour Inc, Cl A *	727	18
Under Armour Inc, Cl C *	920	20
VF Corp	1,477	129
Whirlpool Corp	271	39
Wynn Resorts Ltd	423	52
Yum! Brands Inc	1,395	154

		11,133

Consumer Staples — 0.8%
Altria Group Inc	8,316	394
Archer-Daniels-Midland Co	2,551	104
Brown-Forman Corp, Cl B	747	41
Campbell Soup Co	807	32
Church & Dwight Co Inc	1,095	80
Clorox Co/The	583	89
Coca-Cola	16,922	862
Colgate-Palmolive Co	3,806	273
Conagra Brands Inc	2,134	57
Constellation Brands Inc, Cl A	744	147
Costco Wholesale Corp	1,932	511
Coty Inc, Cl A	1,002	13
Estee Lauder Cos Inc/The, Cl A	996	182
General Mills Inc	2,708	142
Hershey Co/The	617	83
Hormel Foods Corp	1,192	48
JM Smucker Co/The	524	60

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kellogg Co	1,147	$61
Kimberly-Clark Corp	1,496	199
Kraft Heinz Co/The	2,793	87
Kroger Co/The	3,564	77
Lamb Weston Holdings Inc	600	38
McCormick & Co Inc/MD	548	85
Molson Coors Brewing Co, Cl B	772	43
Mondelez International Inc, Cl A	6,396	345
Monster Beverage Corp *	1,765	113
PepsiCo Inc	6,176	810
Philip Morris International Inc	6,908	543
Procter & Gamble Co/The	11,125	1,220
Sysco Corp, Cl A	2,149	152
Tyson Foods Inc, Cl A	1,347	109
Walgreens Boots Alliance Inc	3,476	190
Walmart Inc	6,204	685

		7,875

Energy — 0.6%
Anadarko Petroleum Corp, Cl A	2,276	161
Apache Corp	1,761	51
Baker Hughes a GE Co, Cl A	2,273	56
Cabot Oil & Gas Corp	1,880	43
Chevron Corp	8,449	1,051
Cimarex Energy Co	475	28
Concho Resources Inc	903	93
ConocoPhillips	5,015	306
Devon Energy Corp	2,058	59
Diamondback Energy Inc, Cl A	700	76
EOG Resources Inc	2,521	235
Exxon Mobil Corp	18,662	1,430
Halliburton Co	3,947	90
Helmerich & Payne Inc	451	23
Hess Corp	1,133	72
HollyFrontier Corp	665	31
Kinder Morgan Inc/DE	8,429	176
Marathon Oil Corp	3,620	51
Marathon Petroleum Corp	3,082	172
National Oilwell Varco Inc, Cl A	1,759	39
Noble Energy Inc	2,020	45
Occidental Petroleum Corp	3,418	172
ONEOK Inc	1,868	129
Phillips 66	1,919	179
Pioneer Natural Resources Co	752	116
Schlumberger Ltd, Cl A	6,027	240
TechnipFMC PLC	1,998	52
Titan Energy LLC *	12,743	—
Valero Energy Corp	1,800	154
Williams Cos Inc/The	5,368	151

		5,481

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Financials — 1.5%
Affiliated Managers Group Inc	225	$21
Aflac Inc	3,250	178
Allstate Corp/The	1,510	154
American Express Co	3,065	378
American International Group Inc	3,775	201
Ameriprise Financial Inc	630	91
Aon PLC	1,042	201
Arthur J Gallagher & Co	815	71
Aspect *(B)	57	—
Assurant Inc	273	29
Bank of America Corp	39,539	1,147
Bank of New York Mellon Corp/The	3,801	168
BB&T Corp	3,483	171
Berkshire Hathaway Inc, Cl B *	8,569	1,827
BlackRock Inc	530	249
Capital One Financial Corp	2,028	184
Cboe Global Markets Inc	463	48
Charles Schwab Corp/The	5,154	207
Chubb Ltd	2,027	299
Cincinnati Financial Corp	667	69
Citigroup Inc	10,256	718
Citizens Financial Group Inc	2,010	71
CME Group Inc	1,583	307
Comerica Inc	700	51
Discover Financial Services	1,504	117
E*TRADE Financial Corp	1,080	48
Everest Re Group Ltd	166	41
Fifth Third Bancorp	3,620	101
First Republic Bank/CA	700	68
Franklin Resources Inc	1,278	44
Goldman Sachs Group Inc/The	1,514	310
Hartford Financial Services Group Inc/The	1,654	92
Huntington Bancshares Inc/OH	4,636	64
Intercontinental Exchange Inc	2,571	221
Invesco Ltd	1,887	39
Jefferies Financial Group Inc	1,216	23
JPMorgan Chase & Co	14,425	1,613
KeyCorp	4,537	81
Lincoln National Corp	899	58
Loews Corp	1,207	66
M&T Bank Corp	637	108
MarketAxess Holdings Inc	200	64
Marsh & McLennan Cos Inc	2,195	219
MetLife Inc	4,210	209
Moody’s Corp	735	144
Morgan Stanley	5,654	248
MSCI Inc, Cl A	375	90
Nasdaq Inc, Cl A	500	48
Northern Trust Corp	1,010	91
People’s United Financial Inc	1,719	29
PNC Financial Services Group Inc/The	2,003	275

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Principal Financial Group Inc, Cl A	1,213	$70
Progressive Corp/The	2,536	203
Prudential Financial Inc	1,865	188
Raymond James Financial Inc	535	45
Regions Financial Corp	4,531	68
S&P Global Inc	1,082	246
State Street Corp	1,716	96
SunTrust Banks Inc	1,903	120
SVB Financial Group, Cl B *	224	50
Synchrony Financial	2,941	102
T Rowe Price Group Inc	1,068	117
Torchmark Corp, Cl A	429	38
Travelers Cos Inc/The	1,140	170
Unum Group	910	31
US Bancorp	6,663	349
Wells Fargo & Co	18,003	852
Willis Towers Watson PLC	574	110
Zions Bancorp NA	884	41

		14,247

Health Care — 1.6%
Abbott Laboratories	7,814	657
AbbVie Inc	6,470	471
ABIOMED Inc *	200	52
Agilent Technologies Inc	1,449	108
Alexion Pharmaceuticals Inc *	1,015	133
Align Technology Inc *	311	85
Allergan PLC	1,351	226
AmerisourceBergen Corp, Cl A	686	59
Amgen Inc, Cl A	2,754	508
Anthem Inc	1,137	321
Baxter International Inc	2,176	178
Becton Dickinson and Co	1,189	300
Biogen Inc *	854	200
Boston Scientific Corp *	6,036	259
Bristol-Myers Squibb Co	7,138	324
Cardinal Health Inc	1,321	62
Celgene Corp, Cl A *	3,075	284
Centene Corp *	1,806	95
Cerner Corp	1,455	107
Cigna Corp	1,678	264
Cooper Cos Inc/The, Cl A	204	69
Covetrus Inc *	1	—
CVS Health Corp	5,691	310
Danaher Corp, Cl A	2,766	395
DaVita Inc *	525	30
DENTSPLY SIRONA Inc	969	57
Edwards Lifesciences Corp, Cl A *	927	171
Eli Lilly & Co	3,783	419
Gilead Sciences Inc	5,617	380
HCA Healthcare Inc	1,196	162
Henry Schein Inc *	634	44

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hologic Inc *	1,116	$54
Humana Inc	619	164
IDEXX Laboratories Inc *	398	110
Illumina Inc *	660	243
Incyte Corp *	814	69
Intuitive Surgical Inc *	505	265
IQVIA Holdings Inc *	701	113
Johnson & Johnson	11,734	1,634
Laboratory Corp of America Holdings *	438	76
McKesson Corp	886	119
Medtronic PLC	5,963	581
Merck & Co Inc	11,356	952
Mettler-Toledo International Inc *	111	93
Mylan NV *	2,195	42
Nektar Therapeutics, Cl A *	763	27
PerkinElmer Inc	524	50
Perrigo Co PLC	599	29
Pfizer Inc	24,433	1,058
Quest Diagnostics Inc	623	63
Regeneron Pharmaceuticals Inc *	348	109
ResMed Inc	633	77
Stryker Corp	1,366	281
Teleflex Inc	200	66
Thermo Fisher Scientific Inc	1,789	525
UnitedHealth Group Inc	4,223	1,030
Universal Health Services Inc, Cl B	355	46
Varian Medical Systems Inc *	372	51
Vertex Pharmaceuticals Inc *	1,109	203
Waters Corp *	319	69
WellCare Health Plans Inc *	219	62
Zimmer Biomet Holdings Inc	925	109
Zoetis Inc, Cl A	2,083	236

		15,336

Industrials — 1.0%
3M Co	2,547	441
Alaska Air Group Inc	494	32
Allegion PLC	415	46
American Airlines Group Inc	1,751	57
AMETEK Inc	1,047	95
AO Smith Corp	649	31
Arconic Inc	1,864	48
Boeing Co/The	2,310	841
Caterpillar Inc, Cl A	2,531	345
CH Robinson Worldwide Inc	578	49
Cintas Corp	387	92
Copart Inc *	900	67
CSX Corp	3,420	265
Cummins Inc	618	106
Deere & Co	1,384	229
Delta Air Lines Inc, Cl A	2,811	160
Dover Corp	613	61

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eaton Corp PLC	1,933	$161
Emerson Electric Co	2,659	177
Equifax Inc	533	72
Expeditors International of Washington Inc	721	55
Fastenal Co, Cl A	2,596	85
FedEx Corp	1,040	171
Flowserve Corp	514	27
Fortive Corp	1,352	110
Fortune Brands Home & Security Inc	568	32
General Dynamics Corp	1,176	214
General Electric Co	38,096	400
Harris Corp	503	95
Honeywell International Inc	3,199	558
Huntington Ingalls Industries Inc, Cl A	177	40
IHS Markit Ltd *	1,632	104
Illinois Tool Works Inc	1,310	198
Ingersoll-Rand PLC	1,096	139
Jacobs Engineering Group Inc	501	42
JB Hunt Transport Services Inc	373	34
Johnson Controls International plc	3,529	146
Kansas City Southern	457	56
L3 Technologies Inc	353	87
Lockheed Martin Corp	1,090	396
Masco Corp	1,287	50
Nielsen Holdings PLC	1,634	37
Norfolk Southern Corp	1,163	232
Northrop Grumman Corp	738	238
PACCAR Inc	1,512	108
Parker-Hannifin Corp, Cl A	572	97
Pentair PLC	658	24
Quanta Services Inc	570	22
Raytheon Co	1,227	213
Republic Services Inc	961	83
Robert Half International Inc	536	31
Rockwell Automation Inc	539	88
Rollins Inc	630	23
Roper Technologies Inc	463	170
Snap-on Inc	234	39
Southwest Airlines Co, Cl A	2,251	114
Stanley Black & Decker Inc	674	97
Textron Inc	1,087	58
TransDigm Group Inc *	216	104
Union Pacific Corp	3,171	536
United Airlines Holdings Inc *	1,025	90
United Parcel Service Inc, Cl B	3,039	314
United Rentals Inc *	344	46
United Technologies Corp	3,598	468
Verisk Analytics Inc, Cl A	748	110
Wabtec Corp	598	43
Waste Management Inc	1,692	195
WW Grainger Inc	201	54

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem Inc/NY	838	$70

		10,118

Information Technology — 2.4%
Accenture PLC, Cl A	2,833	523
Adobe Inc *	2,169	639
Advanced Micro Devices Inc *	3,891	118
Akamai Technologies Inc *	751	60
Alliance Data Systems Corp	193	27
Amphenol Corp, Cl A	1,353	130
Analog Devices Inc	1,594	180
ANSYS Inc *	354	73
Apple Inc	19,386	3,837
Applied Materials Inc	4,337	195
Arista Networks Inc *	232	60
Autodesk Inc, Cl A *	998	163
Automatic Data Processing Inc	1,927	319
Broadcom Inc	1,736	500
Broadridge Financial Solutions Inc	544	69
Cadence Design Systems Inc *	1,180	84
Cisco Systems Inc	18,986	1,039
Citrix Systems Inc	550	54
Cognizant Technology Solutions Corp, Cl A	2,604	165
Corning Inc, Cl B	3,652	121
DXC Technology Co	1,199	66
F5 Networks Inc, Cl A *	278	40
Fidelity National Information Services Inc, Cl B	1,461	179
Fiserv Inc, Cl A *	1,691	154
FleetCor Technologies Inc *	400	112
FLIR Systems Inc	564	31
Fortinet Inc *	600	46
Gartner Inc *	416	67
Global Payments Inc	675	108
Hewlett Packard Enterprise Co	6,201	93
HP Inc	6,973	145
Intel Corp	19,782	947
International Business Machines Corp	3,955	545
Intuit Inc	1,131	296
IPG Photonics Corp *	143	22
Jack Henry & Associates Inc	335	45
Juniper Networks Inc	1,505	40
Keysight Technologies Inc *	800	72
KLA-Tencor Corp	711	84
Lam Research Corp	692	130
Mastercard Inc, Cl A	3,972	1,051
Maxim Integrated Products Inc	1,200	72
Microchip Technology Inc	1,069	93
Micron Technology Inc *	5,034	194
Microsoft Corp	33,986	4,553
Motorola Solutions Inc	739	123
NetApp Inc	1,101	68

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NVIDIA Corp	2,682	$440
Oracle Corp, Cl B	10,762	613
Paychex Inc	1,437	118
PayPal Holdings Inc *	5,206	596
Qlik *(B)(C)	3,600	—
Qlik, Cl A *(B)(C)(H)	56	57
Qlik, Cl B *(B)(C)	13,812	—
Qorvo Inc *	515	34
QUALCOMM Inc	5,354	407
Red Hat Inc *	805	151
salesforce.com Inc *	3,399	516
Seagate Technology PLC	1,080	51
Skyworks Solutions Inc	770	59
Symantec Corp, Cl A	2,893	63
Synopsys Inc *	667	86
TE Connectivity Ltd	1,541	148
Texas Instruments Inc	4,165	478
Total System Services Inc	722	93
VeriSign Inc *	472	99
Visa Inc, Cl A	7,707	1,338
Western Digital Corp	1,350	64
Western Union Co/The	1,834	36
Xerox Corp	827	29
Xilinx Inc	1,152	136

		23,344

Materials — 0.3%
Air Products & Chemicals Inc	954	216
Albemarle Corp	448	32
Amcor PLC *	6,537	75
Avery Dennison Corp	356	41
Ball Corp	1,471	103
Celanese Corp, Cl A	588	63
CF Industries Holdings Inc	935	44
Corteva Inc	3,303	98
Dow Inc	3,249	160
DuPont de Nemours Inc	3,303	248
Eastman Chemical Co	653	51
Ecolab Inc	1,101	217
FMC Corp	544	45
Freeport-McMoRan Inc, Cl B	6,259	73
International Flavors & Fragrances Inc	445	65
International Paper Co	1,792	78
Linde PLC	2,448	492
LyondellBasell Industries NV, Cl A	1,304	112
Martin Marietta Materials Inc, Cl A	274	63
Mosaic Co/The	1,663	42
Newmont Goldcorp Corp	3,679	141
Nucor Corp	1,430	79
Packaging Corp of America	383	36
PPG Industries Inc	1,075	125
Sealed Air Corp	652	28

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sherwin-Williams Co/The, Cl A	372	$170
Vulcan Materials Co	596	82
Westrock Co	1,156	42

		3,021

Real Estate — 0.3%
Alexandria Real Estate Equities Inc ‡	534	75
American Tower Corp, Cl A ‡	1,932	395
Apartment Investment & Management Co, Cl A ‡	659	33
AvalonBay Communities Inc ‡	606	123
Boston Properties Inc ‡	701	90
CBRE Group Inc, Cl A *‡	1,389	71
Crown Castle International Corp ‡	1,810	236
Digital Realty Trust Inc, Cl A ‡	939	111
Duke Realty Corp ‡	1,455	46
Equinix Inc ‡	361	182
Equity Residential ‡	1,677	127
Essex Property Trust Inc ‡	294	86
Extra Space Storage Inc ‡	559	59
Federal Realty Investment Trust ‡	325	42
HCP Inc ‡	2,116	68
Host Hotels & Resorts Inc ‡	3,427	62
Iron Mountain Inc ‡	1,253	39
Kimco Realty Corp ‡	1,773	33
Macerich Co/The ‡	418	14
Mid-America Apartment Communities Inc ‡	499	59
Prologis Inc ‡	2,741	220
Public Storage ‡	683	163
Realty Income Corp ‡	1,297	90
Regency Centers Corp ‡	713	48
SBA Communications Corp, Cl A *‡	507	114
Simon Property Group Inc ‡	1,344	215
SL Green Realty Corp ‡	353	28
UDR Inc ‡	1,209	54
Ventas Inc ‡	1,615	110
Vornado Realty Trust ‡	717	46
Welltower Inc ‡	1,796	146
Weyerhaeuser Co ‡	3,478	92

		3,277

Utilities — 0.4%
AES Corp/VA	2,901	49
Alliant Energy Corp	1,029	50
Ameren Corp	1,093	82
American Electric Power Co Inc	2,140	188
American Water Works Co Inc	815	95
Atmos Energy Corp	500	53
CenterPoint Energy Inc	2,203	63
CMS Energy Corp	1,278	74
Consolidated Edison Inc	1,401	123
Dominion Energy Inc	3,529	273

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DTE Energy Co	814	$104
Duke Energy Corp	3,212	283
Edison International	1,465	99
Entergy Corp	832	86
Evergy Inc	1,200	72
Eversource Energy	1,437	109
Exelon Corp	4,214	202
FirstEnergy Corp	2,333	100
NextEra Energy Inc	2,122	435
NiSource Inc	1,591	46
NRG Energy Inc	1,306	46
Pinnacle West Capital Corp	451	42
PPL Corp	3,145	97
Public Service Enterprise Group Inc	2,297	135
Sempra Energy	1,249	172
Southern Co/The	4,500	249
WEC Energy Group Inc	1,451	121
Xcel Energy Inc	2,326	138

		3,586

Total Common Stock (Cost $73,797) ($ Thousands)		108,416

	Face Amount (Thousands)

ASSET-BACKED SECURITIES — 9.2%

Mortgage Related Securities — 0.2%
Asset Backed Securities
Home Equity Loan Trust Series RFC, Ser 2007-HE1, Cl A4
2.544%, VAR ICE LIBOR USD 1 Month+0.140%, 12/25/2036	2,221	2,135

Other Asset-Backed Securities — 9.0%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
3.504%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (A)	1,113	1,126
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
3.334%, VAR ICE LIBOR USD 1 Month+0.930%, 11/25/2034	802	807
ACIS CLO, Ser 2014-4A, Cl A
3.999%, VAR ICE LIBOR USD 3 Month+1.420%, 05/01/2026 (A)	500	501
Aegis Asset Backed Securities Trust, Ser 2005-5, Cl M1
2.834%, VAR ICE LIBOR USD 1 Month+0.430%, 12/25/2035	990	970
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	1,660	1,687

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ares XXV CLO, Ser 2013-3A, Cl SUB
0.000%, 01/17/2024 (A)(B)(G)(I)	$750	$1
Atlas Senior Loan Fund III, Ser 2017-1A, Cl AR
3.355%, VAR ICE LIBOR USD 3 Month+0.830%, 11/17/2027 (A)(C)	1,000	996
Avery Point VI CLO, Ser 2018-6A, Cl DR
5.515%, VAR ICE LIBOR USD 3 Month+2.950%, 08/05/2027 (A)	860	852
BCAP Trust, Ser 2006-AA2, Cl A1
2.574%, VAR ICE LIBOR USD 1 Month+0.170%, 01/25/2037	570	541
Benefit Street Partners CLO IV, Ser 2019-IVA, Cl CRR
6.392%, VAR ICE LIBOR USD 3 Month+3.800%, 01/20/2029 (A)	370	370
BlueMountain CLO, Ser 2018-1A, Cl CR
4.442%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/2027 (A)	700	684
BlueMountain CLO, Ser 2018-2A, Cl AR2
3.570%, VAR ICE LIBOR USD 3 Month+1.050%, 11/20/2028 (A)	340	339
BlueMountain CLO, Ser 2018-2A, Cl ER
7.801%, VAR ICE LIBOR USD 3 Month+5.200%, 07/18/2027 (A)	1,000	948
BX Trust, Ser 2018-GWMZ, Cl MC
7.882%, VAR LIBOR USD 1 Month+5.488%, 05/15/2037 (A)	1,100	1,094
California Street CLO IX, Ser 2016-9A, Cl ER
9.781%, VAR ICE LIBOR USD 3 Month+7.180%, 10/16/2028 (A)	810	810
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A1
3.568%, VAR ICE LIBOR USD 3 Month+1.050%, 05/15/2031 (A)	1,060	1,052
Carlyle US CLO, Ser 2017-1A, Cl A1B
3.822%, VAR ICE LIBOR USD 3 Month+1.230%, 04/20/2031 (A)	650	651
Catskill Park CLO, Ser 2017-1A, Cl D
8.592%, VAR ICE LIBOR USD 3 Month+6.000%, 04/20/2029 (A)	700	678
Cent CLO 24, Ser 2018-24A, Cl CR
5.747%, VAR ICE LIBOR USD 3 Month+3.150%, 10/15/2026 (A)	520	519
Copper River CLO, Ser 2007-1A, Cl INC
0.000%, 01/20/2021 (A)(C)(I)	3,000	3
Crown Point CLO III, Ser 2017-3A, Cl A1BR
3.507%, VAR ICE LIBOR USD 3 Month+0.910%, 12/31/2027 (A)(C)	2,000	1,996
Cumberland Park CLO, Ser 2018-2A, Cl DR
5.292%, VAR ICE LIBOR USD 3 Month+2.700%, 07/20/2028 (A)	500	495

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cumberland Park CLO, Ser 2018-2A, Cl ER
8.242%, VAR ICE LIBOR USD 3 Month+5.650%, 07/20/2028 (A)	$600	$598
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (A)	670	670
Dryden 57 CLO, Ser 2018-57A, Cl B
3.868%, VAR ICE LIBOR USD 3 Month+1.350%, 05/15/2031 (A)	1,250	1,214
Dryden 57 CLO, Ser 2018-57A, Cl C
4.218%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (A)	1,250	1,187
ECMC Group Student Loan Trust, Ser 2016-1A, Cl A
3.754%, VAR ICE LIBOR USD 1 Month+1.350%, 07/26/2066 (A)	793	799
ECMC Group Student Loan Trust, Ser 2018-1A, Cl A
3.154%, VAR ICE LIBOR USD 1 Month+0.750%, 02/27/2068 (A)	3,163	3,143
EFS Volunteer No. 2, Ser 2012-1, Cl A2
3.754%, VAR ICE LIBOR USD 1 Month+1.350%, 03/25/2036 (A)	1,300	1,308
EFS Volunteer No. 3, Ser 2012-1, Cl A3
3.404%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (A)	743	741
FHLMC STACR Trust, Ser 2019-DNA1, Cl M2
5.054%, VAR ICE LIBOR USD 1 Month+2.650%, 01/25/2049 (A)	270	276
Flagship VII, Ser 2017-7A, Cl A1R
3.712%, VAR ICE LIBOR USD 3 Month+1.120%, 01/20/2026 (A)(C)	215	215
Flagship VII, Ser 2017-7A, Cl CR
4.942%, VAR ICE LIBOR USD 3 Month+2.350%, 01/20/2026 (A)(C)	1,500	1,499
Flatiron Clo 17, Ser 2017-1A, Cl A
3.768%, VAR ICE LIBOR USD 3 Month+1.250%, 05/15/2030 (A)	500	501
Gilbert Park CLO, Ser 2017-1A, Cl E
8.997%, VAR ICE LIBOR USD 3 Month+6.400%, 10/15/2030 (A)	750	745
GMACM Mortgage Loan Trust, Ser 2005-AF2, Cl A1
6.000%, 12/25/2035	1,525	1,501
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (A)(B)(C)(I)	1,000	–
Halcyon Loan Advisors Funding, Ser 2012- 1A, Cl B
5.518%, VAR ICE LIBOR USD 3 Month+3.000%, 08/15/2023 (A)(C)	500	499

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding, Ser 2013- 1A, Cl A1
3.747%, VAR ICE LIBOR USD 3 Month+1.150%, 04/15/2025 (A)	$60	$60
Hertz Vehicle Financing II, Ser 2016-2A, Cl C
4.990%, 03/25/2022 (A)	3,000	3,080
Jackson Mill CLO, Ser 2018-1A, Cl DR
5.397%, VAR ICE LIBOR USD 3 Month+2.800%, 04/15/2027 (A)	1,250	1,232
Jamestown CLO X, Ser 2017-10A, Cl A1
3.838%, VAR ICE LIBOR USD 3 Month+1.250%, 07/17/2029 (A)	750	751
KKR CLO 11, Ser 2017-11, Cl AR
3.777%, VAR ICE LIBOR USD 3 Month+1.180%, 01/15/2031 (A)	350	348
KKR CLO, Ser 2018-21, Cl A
3.597%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	500	494
LCM XXII, Ser 2018-22A, Cl DR
8.092%, VAR ICE LIBOR USD 3 Month+5.500%, 10/20/2028 (A)	600	563
Legacy Mortgage Asset Trust, Ser 2019-GS1, Cl A1
4.000%, 01/25/2059 (A)	753	765
Lone Star Portfolio Trust, Ser 2015-LSP, Cl F
9.544%, VAR LIBOR USD 1 Month+7.150%, 09/15/2028 (A)	768	770
Madison Park Funding XXI, Ser 2016-21A, Cl A1
4.110%, VAR ICE LIBOR USD 3 Month+1.530%, 07/25/2029 (A)	1,090	1,090
Madison Park Funding XXIV, Ser 2016-24A, Cl D
6.442%, VAR ICE LIBOR USD 3 Month+3.850%, 01/20/2028 (A)	650	649
Madison Park Funding XXVI, Ser 2017-26A, Cl AR
3.782%, VAR ICE LIBOR USD 3 Month+1.200%, 07/29/2030 (A)	710	711
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (A)(B)(I)	750	–
Marathon CLO V, Ser 2017-5A, Cl A1R
3.392%, VAR ICE LIBOR USD 3 Month+0.870%, 11/21/2027 (A)(C)	1,200	1,192
Marathon CLO V, Ser 2017-5A, Cl A2R
3.972%, VAR ICE LIBOR USD 3 Month+1.450%, 11/21/2027 (A)(C)	1,000	990
Mariner CLO, Ser 2017-4A, Cl A
3.796%, VAR ICE LIBOR USD 3 Month+1.210%, 10/26/2029 (A)	2,650	2,650

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
MidOcean Credit CLO I, Ser 2018-1A, Cl A2RR
3.897%, VAR ICE LIBOR USD 3 Month+1.300%, 01/15/2024 (A)(C)	$1,000	$987
MidOcean Credit CLO VII, Ser 2017-7A, Cl B
4.497%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/2029 (A)	750	749
Montana Higher Education Student Assistance, Ser 2012-1, Cl A3
3.491%, VAR ICE LIBOR USD 1 Month+1.050%, 07/20/2043	700	707
Motel 6 Trust, Ser 2017-MTL6, Cl F
6.644%, VAR LIBOR USD 1 Month+4.250%, 08/15/2034 (A)	1,321	1,331
Neuberger Berman CLO XVII, Ser 2017-17A, Cl ER
9.142%, VAR ICE LIBOR USD 3 Month+6.550%, 04/22/2029 (A)	250	245
Nomura Asset Acceptance Alternative Loan Trust, Ser 2003-A1, Cl M
6.588%, 05/25/2033 (G)	807	825
N-Star REL CDO VIII, Ser 2006-8A, Cl A2
2.846%, VAR LIBOR USD 1 Month+0.360%, 02/01/2041 (A)	650	649
Oaktree CLO, Ser 2019-1A, Cl D
6.375%, VAR ICE LIBOR USD 3 Month+3.800%, 04/22/2030 (A)	250	249
OCP CLO, Ser 2017-13A, Cl A1A
3.857%, VAR ICE LIBOR USD 3 Month+1.260%, 07/15/2030 (A)	1,700	1,700
Octagon Investment Partners XIX, Ser 2017- 1A, Cl AR
3.697%, VAR ICE LIBOR USD 3 Month+1.100%, 04/15/2026 (A)(C)	515	515
Octagon Investment Partners XXIII, Ser 2018- 1A, Cl ER
8.347%, VAR ICE LIBOR USD 3 Month+5.750%, 07/15/2027 (A)	450	447
OZLM VII, Ser 2018-7RA, Cl CR
5.588%, VAR ICE LIBOR USD 3 Month+3.000%, 07/17/2029 (A)	900	873
OZLM XI, Ser 2017-11A, Cl BR
4.883%, VAR ICE LIBOR USD 3 Month+2.300%, 10/30/2030 (A)	600	595
OZLM XII, Ser 2015-12A, Cl D
7.983%, VAR ICE LIBOR USD 3 Month+5.400%, 04/30/2027 (A)	700	690
Panhandle-Plains Higher Education Authority, Ser 2011-1, Cl A2
3.542%, VAR ICE LIBOR USD 3 Month+0.950%, 07/01/2024	49	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
PPM CLO 3, Ser 2019-3A, Cl A
3.874%, VAR ICE LIBOR USD 3 Month+1.400%, 07/17/2030 (A)	$350	$350
Recette CLO, Ser 2017-1A, Cl BR
3.892%, VAR ICE LIBOR USD 3 Month+1.300%, 10/20/2027 (A)(C)	1,000	987
Scholar Funding Trust, Ser 2011-A, Cl A
3.482%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (A)	1,097	1,093
Scholar Funding Trust, Ser 2012-B, Cl A2
3.502%, VAR ICE LIBOR USD 1 Month+1.100%, 03/28/2046 (A)	1,256	1,261
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%, 08/25/2057 (A)(G)	1,125	1,107
Shackleton VIII CLO, Ser 2017-8A, Cl A2R
3.512%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (A)(C)	4,500	4,491
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.856%, 07/05/2036 (A)(G)	885	833
Sound Point CLO III, Ser 2018-2RA, Cl A1
3.547%, VAR ICE LIBOR USD 3 Month+0.950%, 04/15/2029 (A)	2,100	2,082
Sound Point CLO XXIII, Ser 2019-2A, Cl A1
3.879%, VAR ICE LIBOR USD 3 Month+1.400%, 04/15/2032 (A)	5,460	5,472
Stonemont Portfolio Trust, Ser 2017-MONT, Cl F
5.983%, VAR LIBOR USD 1 Month+3.600%, 08/20/2030 (A)	1,940	1,943
TIAA CLO II, Ser 2017-1A, Cl A
3.872%, VAR ICE LIBOR USD 3 Month+1.280%, 04/20/2029 (A)	2,500	2,505
Tralee CLO III, Ser 2017-3A, Cl BRR
4.042%, VAR ICE LIBOR USD 3 Month+1.450%, 10/20/2027 (A)(C)	2,300	2,268
Tryon Park CLO, Ser 2018-1A, Cl A1SR
3.487%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	2,100	2,088
Venture 31 CLO, Ser 2018-31A, Cl A1
3.622%, VAR ICE LIBOR USD 3 Month+1.030%, 04/20/2031 (A)	680	672
Voya CLO, Ser 2018-2A, Cl ER
7.992%, VAR ICE LIBOR USD 3 Month+5.400%, 07/23/2027 (A)	750	732
Voya CLO, Ser 2018-3A, Cl A1A
3.747%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (A)	750	746
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
2.544%, VAR ICE LIBOR USD 1 Month+0.140%, 07/25/2037 (A)	450	425

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Whitehorse XII, Ser 2018-12A, Cl D
6.247%, VAR ICE LIBOR USD 3 Month+3.650%, 10/15/2031 (A)	$250	$247

		87,274

Total Asset-Backed Securities (Cost $94,899) ($ Thousands)		89,409

LOAN PARTICIPATIONS — 7.9%
1011778 BC ULC / New Red Finance, Term Loan B3, 1st Lien
4.689%, VAR LIBOR+2.250%, 02/16/2024	423	420
4.652%, VAR LIBOR+2.250%, 02/16/2024	525	520
Academy, LTD., Initial Term Loan, 1st Lien
6.439%, VAR LIBOR+4.000%, 07/01/2022	670	476
Acosta Inc., Term Loan, 1st Lien
7.750%, 09/26/2019 (B)	297	107
Acosta, Dollar Revolving Credit Loan, 1st Lien
5.758%, VAR LIBOR+3.250%, 09/26/2019 (B)	342	123
Acosta, Multicurrency Revolving Credit Loan, 1st Lien
7.750%, VAR LIBOR+3.250%, 09/26/2019 (B)	862	309
Adient
6.889%, 05/06/2024	950	924
Air Medical Group Holdings, Inc., 2018 New Term Loan, 1st Lien
5.644%, VAR LIBOR+4.250%, 03/14/2025 (J)	948	889
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
10.277%, VAR LIBOR+3.250%, 04/28/2022	790	743
Albany Molecular Research, Term Loan, 1st Lien
5.689%, 08/30/2024	741	727
Albertson’s LLC, Term B-6 Loan, 1st Lien, Ser 2017-1
5.439%, VAR LIBOR+3.000%, 06/22/2023	741	739
Allied Universal
0.000%, 06/26/2026 (J)	800	796

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
0.250%, 09/25/2024	$650	$648
American Axle & Manufacturing, Inc., Term Loan B, 1st Lien
4.840%, VAR LIBOR+2.250%, 04/06/2024	320	313
4.660%, VAR LIBOR+2.250%, 04/06/2024	534	521
American Renal Associates, Term Loan, 1st Lien
7.939%, VAR LIBOR+3.250%, 06/21/2024	933	932
Applovin
6.189%, 08/15/2025	509	507
Asurion LLC, Term Loan B, 1st Lien
5.402%, 11/03/2024	738	736
Asurion, Cov-Lite, Term Loan B4, 1st Lien
5.439%, VAR LIBOR+2.750%, 08/04/2022	647	645
Athenahealth, Inc., Term Loan B, 1st Lien
11.035%, 02/11/2026	828	825
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1st Lien
4.133%, VAR LIBOR+2.000%, 01/15/2025	1,265	1,263
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
8.093%, VAR LIBOR+3.000%, 06/02/2025	186	186
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
4.412%, VAR LIBOR+2.000%, 10/01/2022	826	820
Blackstone CQP Holdco LP, Initial Term Loan, 1st Lien
4.902%, 06/07/2024	1,000	1,001
Boyd Gaming Corporation, Refinancing Term B Loan
4.622%, VAR LIBOR+2.500%, 09/15/2023	473	470
Brightspring Health, Term Loan, 1st Lien
4.500%, 03/05/2026	41	41
Brookfield Property REIT Inc., Initial Term B Loan, 1st Lien
4.902%, 09/28/2023	948	924
Brookfield WEC Holdings Inc., Initial Term Loan, 1st Lien
5.902%, 08/01/2025	20	20

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
BWay Holding Company , Initial Term Loan, 1st Lien
3.456%, VAR LIBOR+3.250%, 04/03/2024	$948	$914
Caesars Resort Collection LLC, Term Loan B, 1st Lien
5.152%, VAR LIBOR+2.750%, 12/23/2024	1,481	1,455
CBS Radio Inc., Additional Term B-1 Loan, 1st Lien
5.152%, VAR LIBOR+2.750%, 11/18/2024	450	449
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
5.189%, VAR LIBOR+2.750%, 03/01/2024	1,201	1,191
5.152%, VAR US LIBOR+2.750%, 03/01/2024	665	660
Charter NEX Films, Term Loan B, 1st Lien
5.439%, VAR LIBOR+3.250%, 05/16/2024 (I)	948	929
CityCenter Holdings, LLC, Term B Loan, 1st Lien
4.652%, VAR LIBOR+2.250%, 04/18/2024	751	747
CommScope, Inc., Term Loan B, 1st Lien
5.689%, 04/06/2026	525	523
Consolidated Communications, Term Loan B
5.440%, 10/05/2023	948	905
CPG International LLC (fka CPG International), New Term Loan, 1st Lien
6.633%, VAR LIBOR+3.750%, 05/05/2024 (B)	648	637
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
7.500%, VAR LIBOR+3.000%, 11/23/2020	—	—
Crosby Worldwide
0.000%, 06/19/2026 (J)	1,025	1,015
Crown Finance US, Inc., Initial Dollar Tracnhe Term Loan
4.652%, 02/28/2025	1,278	1,256
CSC Holdings LLC, Term Loan B, 1st Lien
4.894%, 01/25/2026	449	442
CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan
4.644%, VAR LIBOR+2.250%, 07/17/2025	499	490

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
CWGS Group, LLC, Term Loan, 1st Lien
5.152%, 09/30/2021	$900	$828
Dana Corp., Term Loan B, 1st Lien
4.652%, 02/27/2026	200	199
Digicert, Term Loan B-2
6.439%, 10/31/2024	1,775	1,767
Edelman Financial Center, Term Loan B
5.644%, 07/21/2025	240	239
First Data Corporation, 2022D New Dollar Term Loan, Ser 2022-D
4.404%, VAR LIBOR+2.000%, 07/08/2022	99	98
First Data Corporation, Term Loan, 1st Lien, Ser 2024-A
4.404%, VAR LIBOR+2.000%, 04/26/2024	1,160	1,159
First Eagle Holdings, Inc. (fka Arnhold and S. Bleichroeder Holdings, Inc.), Refinancing Term Loan
5.080%, 12/02/2024	60	60
Four Seasons, 1st Lien
4.402%, 11/30/2023	928	926
Getty Images, Term Loan, 1st Lien
7.000%, 02/19/2026	574	570
Global Tel
6.689%, 11/29/2025	319	305
Global Tranz
7.440%, 05/01/2026	533	514
Golden Nugget Inc., Term Loan B, 1st Lien
5.144%, VAR LIBOR+2.750%, 10/04/2023	231	229
GW Honos Security, Term Loan, 1st Lien
6.020%, 05/24/2024	1,079	1,071
HC Group Holdings II, Inc., Term Loan 1st Lien
3.928%, 05/22/2026	830	827
Hoya Midco LLC, Term Loan B, 1st Lien
5.939%, 06/30/2024	939	929
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
10.902%, 08/27/2025 (D)	830	831
Immucor, Term B-3 Loan, 1st Lien
7.601%, VAR LIBOR+5.000%, 06/15/2021	441	439
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
6.904%, 11/27/2023	267	263
Intrawest ULC, Term Loan, 1st Lien
5.439%, VAR LIBOR+3.250%, 07/31/2024	564	561

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Jaguar Holding Co I, Term Loan, 1st Lien
4.939%, VAR LIBOR+2.500%, 08/18/2022	$938	$932
Jane Street Group, LLC, Dollar Term Loan (2018), 1st Lien
5.402%, 08/25/2022	50	50
Level 3 Financing, Inc., Term Loan B, 1st Lien
4.717%, VAR LIBOR+2.250%, 02/22/2024	530	525
Lineage Logistics LLC Term Loan, 2nd Lien
5.439%, 02/27/2025	395	391
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
4.652%, 03/24/2025	442	438
MacDermid/Element Solutions, Term Loan B, 1st Lien
4.652%, 01/30/2026	299	298
McAfee, LLC, Term B USD Loan
6.152%, 09/30/2024	132	132
McGraw-Hill Global Education Holdings LLC, Term Loan, 1st Lien
11.000%, 04/20/2022 (B)(H)	300	290
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
8.080%, VAR LIBOR+4.000%, 09/25/2024	497	473
Michaels Stores, Inc., 2018 New Replacement Term B Loan
4.929%, VAR LIBOR+2.500%, 01/30/2023	656	634
4.904%, VAR LIBOR+2.500%, 01/30/2023	250	242
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1st Lien
4.929%, VAR LIBOR+2.500%, 01/30/2023	43	42
Misys Ltd, Term Loan B, 1st Lien
6.101%, VAR LIBOR+3.500%, 06/13/2024	128	124
5.902%, VAR LIBOR+3.500%, 06/13/2024	328	319
Mitchell International, Inc., Initial Term Loan
5.652%, 11/29/2024	997	950
Momentive Performance Materials
5.590%, 05/15/2024	660	653
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.351%, VAR LIBOR+2.750%, 06/07/2023	882	842
Navistar, Inc., Tranche B Term Loan, 1st Lien
6.902%, 04/05/2023	543	541

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Nexstar Broadcasting, Term Loan, 1st Lien
4.490%, 06/19/2026	$520	$518
Panther BF Aggregator 2 L P, Initial Dollar Term Loan
3.750%, 09/21/2020	840	833
Parexel International Corporation, Term Loan, 1st Lien
5.189%, VAR LIBOR+2.750%, 09/27/2024	—	—
Party City Holdings Inc., 2018 Replacement Term Loan
4.940%, 08/19/2022	580	575
Petco Animal Supplies, Inc., Term Loan
7.583%, VAR LIBOR+3.000%, 04/09/2022	742	574
PetSmart, Inc., Amended Loan
5.420%, VAR LIBOR+3.000%, 12/31/2022	709	689
Phoenix Guarantor Inc., Initial Term Loan
6.921%, 03/05/2026	260	259
Pisces Midco, Inc., Term Loan B, 1st Lien
6.354%, 04/12/2025	1,742	1,690
Post Holdings, Inc., Series A Incremental Term Loan
4.404%, VAR LIBOR+2.000%, 05/24/2024	570	567
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), Refinancing Term B-1 Loan
5.152%, VAR LIBOR+2.750%, 05/02/2022	738	733
Prime Security Services, Term Loan
5.189%, 05/02/2022	89	89
Radnet Management, Inc., Term B-1 Loan
6.360%, 06/30/2023	473	473
RadNet, Term Loan B, 1st Lien
8.250%, 06/30/2023	—	—
Refinitiv US Holdings Inc., Initial Dollar Term Loan
4.000%, 10/01/2025	748	725
Regionalcare Hospital Partners Holdings, Inc., Term B Loan
10.580%, 11/16/2025	668	664
Reynolds Group Holdings Inc., Term Loan, 1st Lien
5.189%, VAR LIBOR+2.750%, 02/05/2023	407	404
5.152%, VAR LIBOR+2.750%, 02/05/2023	677	671
Robertshaw US Holding, Term Loan B, 1st Lien
6.000%, 02/28/2025	747	688

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Scientific Games International, Inc., Initial Term B-5 Loan
5.152%, VAR LIBOR+2.750%, 08/14/2024	$830	$816
Securus Technologies Holdings, Inc. (fka
Securus Technologies, Inc.), Initial Term Loan
6.939%, 11/01/2024	668	618
Shearer’s Foods LLC, Term Loan, 2nd Lien
6.689%, VAR LIBOR+3.938%, 06/30/2021	860	856
Sprint Communications, Inc., 2019 Incremental Term Loan
4.938%, 02/02/2024	950	940
SS&C Technologies, Term Loan B3, 1st Lien
4.652%, 04/16/2025	433	431
SS&C Technologies, Term Loan B4, 1st Lien
4.652%, 04/16/2025	304	302
Staples, Inc., 2019 Refinancing New Term B-1 Loan
7.101%, 04/16/2026	1,165	1,117
Starfruit Finco B.V. (Starfruit US Holdco LLC), Initial Dollar Term Loan
5.669%, 10/01/2025	1,600	1,573
Stars Group Holdings B.V., USD Term Loan, 1st Lien
6.101%, 07/10/2025	2	2
5.830%, 07/10/2025	26	26
Superior Vision/Davis Vision, Term Loan B, 1st Lien
5.402%, 12/02/2024	777	758
TKC Holdings, Inc. Term Loan B
6.160%, 02/01/2023	696	680
Travelport Finance (LUX), Term Loan, 1st Lien
7.541%, 03/18/2026	925	868
Travelport, Term Loan B, 1st Lien
7.541%, 03/17/2025	460	459
U.S. Renal Care, Inc., Initial Term Loan
0.500%, 06/12/2026	1,550	1,519
UFC Holdings, LLC, Term Loan
5.660%, 04/29/2026	812	810
UFC Holdings, Term Loan, 1st Lien
5.740%, 08/18/2023	10	10
Ultimate Software Group Inc., The, Initial Term Loan
6.080%, 05/04/2026	680	681
Uniti Group Inc., Term Loan, 1st Lien
7.439%, VAR LIBOR+3.000%, 10/24/2022	475	463
Unitymedia, Term Loan B, 1st Lien
4.644%, 09/30/2025	750	747

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Univision Communications Inc., Term Loan, 1st Lien
5.152%, VAR LIBOR+2.750%, 03/15/2024	$482	$459
UPC Financing Partnership, Term Loan, 1st Lien
4.894%, VAR LIBOR+2.500%, 01/15/2026	766	765
USI, Inc. (fka Compass Investors Inc.), 2017 New Term Loan, 1st Lien
5.330%, 05/16/2024	948	923
Vertafore, Term Loan B, 1st Lien
5.689%, 07/02/2025 (J)	948	909
Virgin Media Bristol LLC, K Facility, Term Loan, 1st Lien
4.894%, VAR LIBOR+2.500%, 01/15/2026	935	931
Welbilt, Inc., Term Loan B, 1st Lien
4.939%, 10/23/2025 (B)	350	343
WMG Acquisition Corp., Term Loan F, 1st Lien
4.564%, 11/01/2023	950	936

Total Loan Participations (Cost $78,814) ($ Thousands)		77,023

MORTGAGE-BACKED SECURITIES — 4.7%

Agency Mortgage-Backed Obligations — 1.2%
FHLMC CMO, Ser 2014-4320, Cl SD, IO
3.706%, VAR LIBOR USD 1 Month+6.100%, 07/15/2039	607	100
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
7.204%, VAR ICE LIBOR USD 1 Month+4.800%, 05/25/2028	360	392
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M3
6.204%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2029	300	319
FNMA
3.500%, 02/01/2047	3,157	3,255
FNMA CMO, Ser 2012-115, Cl DS, IO
3.696%, VAR LIBOR USD 1 Month+6.100%, 10/25/2042	773	139
FNMA CMO, Ser 2015-30, Cl SJ, IO
3.196%, VAR LIBOR USD 1 Month+5.600%, 05/25/2045	979	139
FNMA CMO, Ser 2016-69, Cl BS, IO
3.696%, VAR LIBOR USD 1 Month+6.100%, 10/25/2046	1,385	211

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2017-C05, Cl 1M2
4.604%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/2030	$1,275	$1,287
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2C
4.554%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/2030	2,470	2,415
FNMA Connecticut Avenue Securities, Ser 2018-C06, Cl 1M2
4.404%, VAR ICE LIBOR USD 1 Month+2.000%, 03/25/2031	410	411
GNMA CMO, Ser 2010-9, Cl XD, IO
4.206%, VAR LIBOR USD 1 Month+6.600%, 01/16/2040	2,967	532
GNMA CMO, Ser 2013-124, Cl CS, IO
3.667%, VAR LIBOR USD 1 Month+6.050%, 08/20/2043	329	50
GNMA CMO, Ser 2014-117, Cl SJ, IO
3.217%, VAR LIBOR USD 1 Month+5.600%, 08/20/2044	942	131
GNMA CMO, Ser 2014-158, Cl SA, IO
3.206%, VAR LIBOR USD 1 Month+5.600%, 10/16/2044	428	59
GNMA CMO, Ser 2015-110, Cl MS, IO
3.327%, VAR LIBOR USD 1 Month+5.710%, 08/20/2045	537	78
GNMA CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	4,597	609
GNMA CMO, Ser 2015-126, Cl IM, IO
4.000%, 09/20/2045	1,061	131
GNMA CMO, Ser 2015-126, Cl IQ, IO
4.000%, 09/20/2045	1,061	148
GNMA CMO, Ser 2015-168, Cl IP, IO
4.000%, 11/20/2045	1,922	211
GNMA CMO, Ser 2015-57, Cl AS, IO
3.217%, VAR LIBOR USD 1 Month+5.600%, 04/20/2045	3,695	503
GNMA CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	2,578	313
GNMA CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	1,425	157

		11,590

Non-Agency Mortgage-Backed Obligations — 3.5%
Bancorp Commercial Mortgage Trust, Ser 2018-CR3, Cl A
3.244%, VAR LIBOR USD 1 Month+0.850%, 01/15/2033 (A)	928	924
BCAP Trust, Ser 2007-AA2, Cl 2A7
6.000%, 04/25/2037	770	606

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2018- BIOA, Cl E
4.345%, VAR LIBOR USD 1 Month+1.951%, 03/15/2037 (A)	$2,000	$2,007
BX Commercial Mortgage Trust, Ser IMC, Cl E
4.590%, VAR LIBOR USD 1 Month+2.150%, 04/15/2034 (A)	1,970	1,977
Capmark Military Housing Trust, Ser 2007- AET2, Cl A
6.063%, 10/10/2052 (A)	954	1,097
CGMS Commercial Mortgage Trust, Ser 2017- MDRA, Cl C
3.878%, 07/10/2030 (A)(G)	1,620	1,581
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A3
6.000%, 07/25/2037	1,189	898
Citigroup Mortgage Loan Trust, Ser 2005- OPT4, Cl M5
3.024%, VAR ICE LIBOR USD 1 Month+0.620%, 07/25/2035	500	502
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
4.804%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/2031 (A)	820	830
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
4.704%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (A)	250	252
CSMC, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (A)	320	301
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
5.654%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	1,570	1,659
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
2.564%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	1,882	1,839
GE Business Loan Trust, Ser 2007-1, Cl C
2.844%, VAR LIBOR USD 1 Month+0.450%, 04/16/2035 (A)	565	543
GreenPoint Mortgage Funding Trust, Ser 2005-AR1, Cl A2
2.844%, VAR ICE LIBOR USD 1 Month+0.440%, 06/25/2045	462	436
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
2.984%, VAR ICE LIBOR USD 1 Month+0.580%, 02/25/2036	1,179	1,189

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2017-STAY, Cl E
4.544%, VAR LIBOR USD 1 Month+2.150%, 07/15/2032 (A)	$1,000	$976
GS Mortgage Securities Trust, Ser 2018-SRP5
5.731%, 09/15/2031	1,970	1,970
HarborView Mortgage Loan Trust, Ser 2006- 10, Cl 2A1B
2.630%, VAR ICE LIBOR USD 1 Month+0.240%, 11/19/2036	3,072	2,563
Impac CMB Trust, Ser 2005-4, Cl 1M1
3.049%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	1,729	1,671
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A5
2.664%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2037	1,400	1,378
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
8.244%, VAR ICE LIBOR USD 1 Month+5.850%, 09/15/2028 (A)	1,280	1,293
Morgan Stanley Re-REMIC Trust, Ser 2010- R5, Cl 4B
3.828%, 06/26/2036 (A)	468	433
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
2.404%, VAR ICE LIBOR USD 1 Month+0.430%, 03/26/2036 (A)	645	632
Popular ABS Mortgage Pass-Through Trust, Ser 2005-6, Cl A4
3.772%, 01/25/2036	959	959
RALI Series Trust, Ser 2006-QO2, Cl A2
2.674%, VAR ICE LIBOR USD 1 Month+0.270%, 02/25/2046	1,557	596
RALI Series Trust, Ser 2007-QO2, Cl A1
2.554%, VAR ICE LIBOR USD 1 Month+0.150%, 02/25/2047	1,177	674
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 2A1
2.704%, VAR ICE LIBOR USD 1 Month+0.300%, 10/25/2035	540	542
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
2.784%, VAR ICE LIBOR USD 1 Month+0.380%, 10/25/2036 (A)	2,490	2,490
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 1A
3.204%, VAR 12 Month Treas Avg+0.700%, 03/25/2047	817	745

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
4.988%, 06/25/2035 (G)	$233	$242

		33,805

Total Mortgage-Backed Securities (Cost $44,209) ($ Thousands)		45,395

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Notes
1.625%, 03/15/2020	7,000	6,980

Total U.S. Treasury Obligation (Cost $6,983) ($ Thousands)		6,980

CONVERTIBLE BONDS — 0.5%
Cheniere Energy CV to 83.03
4.250%, 03/15/2045	460	360
DP World
1.750%, 06/19/2024	600	585
Innovate Capital Pte
6.000%, 12/11/2024	62	34
Liberty Latin America
2.000%, 07/15/2024 (A)	260	262
Liberty Media
2.125%, 03/31/2048 (A)	1,460	1,417
Teva Pharmaceutical Finance
0.250%, 02/01/2026	490	448
Twitter
1.000%, 09/15/2021	580	555
Vishay Intertechnology
2.250%, 06/15/2025 (A)	410	377
Whiting Petroleum
1.250%, 04/01/2020	1,010	977

Total Convertible Bonds (Cost $4,999) ($ Thousands)		5,015

MUNICIPAL BONDS — 0.4%

Illinois — 0.2%
Illinois State, GO
7.350%, 07/01/2035	225	265
5.100%, 06/01/2033	1,895	1,996

		2,261

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Puerto Rico — 0.2%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A, RB
6.130%, 08/01/2028 (C)(D)	$15	$13
6.130%, 08/01/2029 (C)(D)	10	8
6.130%, 08/01/2030 (C)(D)	40	33
6.130%, 08/01/2037 (C)(D)	120	100
6.130%, 08/01/2038 (C)(D)	75	63
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser B, RB
6.050%, 08/01/2036 (C)(D)	270	225
6.050%, 08/01/2037 (C)(D)	30	25
6.050%, 08/01/2039 (C)(D)	15	13
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB
5.000%, 08/01/2021 (C)(D)	10	9
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB
6.000%, 08/01/2031 (C)(D)	135	113
6.000%, 08/01/2032 (C)(D)	35	29
6.000%, 08/01/2038 (C)(D)	120	100
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB
5.750%, 08/01/2057 (C)(D)	5	4
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB
5.250%, 08/01/2040 (C)(D)	85	72
5.000%, 08/01/2040 (C)(D)	65	55
5.000%, 08/01/2046 (C)(D)	25	21
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser D, RB
4.850%, 08/01/2036 (C)(D)	10	8
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser A, RB
6.500%, 08/01/2044 (C)(D)	1,020	520
5.750%, 08/01/2037 (C)(D)	240	122
5.500%, 08/01/2028 (C)(D)	5	3
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser A, RB
5.500%, 08/01/2037 (C)(D)	15	8
5.375%, 08/01/2039 (C)(D)	210	107
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser A-1, RB
5.000%, 08/01/2043 (C)(D)	20	10

		1,661

Total Municipal Bonds (Cost $3,637) ($ Thousands)		3,922

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
Enterprise Products Operating
5.298%, VAR ICE LIBOR USD 3 Month+2.778%, 06/01/2067	$395	$364

Total U.S. Government Agency Obligation (Cost $365) ($ Thousands)		364

	Shares

PREFERRED STOCK — 0.0%

Financials — 0.0%
B. Riley Financial, 6.875%	6,625	170
GSC Partners Fund V, Ser 2004-5I, 0.000% *(B)(C)	100	—

		170

Total Preferred Stock (Cost $204) ($ Thousands)		170

Total Investments in Securities — 94.0% (Cost $871,675) ($ Thousands)		$912,358

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(K) (Cost $401) ($ Thousands)	10,260,235	$116

WRITTEN OPTIONS* — (0.3)%

Total Written Options(K) (Premiums Received $2,642) ($ Thousands)	(26,606,731)	$(2,994)

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

A list of the open exchange traded options contracts for the Fund at June 30, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options
August 2019, S&P 500 E-mini 3rd Week Option*	52	$7,655	$2,700.00	08/17/19	$–
August 2019, S&P 500 E-mini 3rd Week Option*	40	5,889	2,800.00	08/17/19	–
July 2019, S&P 500 E-mini 3rd Week Option*	100	14,721	2,700.00	07/20/19	18
July 2019, S&P 500 E-mini 3rd Week Option*	28	4,122	2,750.00	07/20/19	8
July 2019, S&P 500 E-mini 3rd Week Option*	15	2,208	2,800.00	07/20/19	6

Call Options
USD CALL/AUD PUT*	3,160,000	$2,216	0.69	08/17/19	43
USD CALL/EUR PUT*	3,950,000	4,503	1.13	08/17/19	22
USD CALL/EUR PUT*	3,150,000	3,579	1.14	07/20/19	19

Total Purchased Options		$44,893			$116

WRITTEN OPTIONS — (0.3)%

Put Options
August 2019, S&P 500 E-mini 3rd Week Option*	(40)	$(5,889)	2,600.00	08/17/19	$–
July 2019, S&P 500 E-mini 3rd Week Option*	(77)	(11,335)	2,500.00	07/20/19	(3)
July 2019, S&P 500 E-mini 3rd Week Option*	(43)	(6,330)	2,600.00	07/20/19	(4)
August 2019, U.S. 10 Year Future Option*	(25)	(3,192)	126.50	07/20/19	(4)
August 2019, U.S. 10 Year Future Option*	(50)	(6,385)	127.50	07/20/19	(21)
USD PUT/IDR CALL*	(2,216,000)	(31,296,568)	13,990.00	07/20/19	$(3)
USD PUT/IDR CALL*	(3,020,000)	(42,651,460)	14,197.00	08/17/19	(30)

		(73,981,159)			(65)

Call Options
July 19 Calls on SPX*	(6)	(1,779)	2,930.00	07/20/19	(27)
July 19 Calls on SPX*	(245)	(72,626)	2,920.00	07/20/19	(1,236)
July 19 Calls on SPX*	(245)	(72,626)	2,890.00	07/20/19	(1,651)
USD CALL/AUD PUT*	(6,320,000)	(4,433)	0.68	08/17/19	(7)
USD CALL/CAD PUT*	(3,480,000)	(4,559)	1.33	10/19/19	–
USD CALL/CAD PUT*	(3,000,000)	(3,924)	1.37	08/17/19	(1)
USD CALL/CAD PUT*	(3,530,000)	(4,624)	1.36	08/17/19	(2)
USD CALL/EUR PUT*	(1,510,000)	(1,721)	1.10	08/17/19	(1)
USD CALL/EUR PUT*	(3,530,000)	(4,024)	1.11	08/17/19	(4)

		(170,316)			(2,929)

Total Written Options		$(74,151,475)			$(2,994)

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
30 Day Federal Funds Futures	(12)	Sep-2019	$(4,896)	$(4,898)	$(2)
30 Day Federal Funds Futures	(34)	Feb-2020	(13,911)	(13,933)	(22)
90-Day Euro$	67	Dec-2019	16,253	16,430	177
90-Day Euro$	162	Jun-2020	39,285	39,844	559
Australian 10-Year Bond	21	Sep-2019	2,071	2,117	14
Euro-Bund	(51)	Sep-2019	(9,738)	(10,033)	(107)
Long Gilt 10-Year Bond	(12)	Sep-2019	(1,962)	(1,990)	(22)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
S&P 500 Index E-MINI	247	Sep-2019	$35,781	$36,360	$579
U.S. 2-Year Treasury Note	209	Oct-2019	44,721	44,972	251
U.S. 2-Year Treasury Note	(1)	Oct-2019	(214)	(215)	(1)
U.S. 5-Year Treasury Note	(656)	Oct-2019	(76,468)	(77,511)	(1,043)
U.S. 5-Year Treasury Note	326	Oct-2019	38,007	38,519	512
U.S. 10-Year Treasury Note	820	Sep-2019	102,804	104,934	2,130
U.S. Long Treasury Bond	(16)	Sep-2019	(2,440)	(2,490)	(50)
U.S. Long Treasury Bond	84	Sep-2019	12,757	13,070	313
U.S. Ultra Long Treasury Bond	163	Sep-2019	27,774	28,942	1,168
Ultra 10-Year U.S. Treasury Note	(27)	Sep-2019	(3,657)	(3,729)	(72)

			$206,167	$210,389	$4,384

A list of the open forward foreign currency contracts held by the Fund at June 30, 2019 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/08/19	GBP	2,836	USD	3,726	$116
Barclays PLC	07/11/19 - 10/17/19	USD	7,309	IDR	105,338,936	73
Barclays PLC	07/11/19 - 07/17/19	IDR	81,099,963	USD	5,703	(29)
Barclays PLC	07/17/19	AUD	10	USD	7	—
Barclays PLC	08/19/19	AUD	610	USD	423	(5)
Barclays PLC	07/17/19	USD	2,199	CAD	2,963	70
Barclays PLC	07/17/19 - 08/26/19	CAD	5,001	USD	3,757	(73)
Barclays PLC	07/17/19 - 10/17/19	USD	5,068	INR	356,804	59
Barclays PLC	07/17/19	USD	7,207	GBP	5,482	(224)
Barclays PLC	07/17/19	USD	8,612	EUR	7,632	91
Barclays PLC	07/17/19 - 08/23/19	EUR	27,469	USD	31,145	(187)
Barclays PLC	07/17/19	INR	178,402	USD	2,569	(10)
Barclays PLC	07/17/19	RUB	539,100	USD	8,111	(415)
Citigroup	07/01/19 - 09/05/19	ZAR	79,398	USD	5,559	(48)
Citigroup	07/17/19	USD	730	AUD	1,060	14
Citigroup	07/17/19	USD	2,392	JPY	264,750	69
Citigroup	07/17/19	AUD	2,735	USD	1,949	29
Citigroup	07/17/19	USD	2,818	CAD	3,740	46
Citigroup	07/17/19	EUR	3,720	USD	4,203	(39)
Citigroup	07/17/19	USD	4,419	IDR	63,864,580	94
Citigroup	07/17/19	BRL	4,720	USD	1,210	(20)
Citigroup	07/17/19	USD	6,475	MXN	126,251	79
Citigroup	07/17/19 - 08/12/19	USD	11,784	EUR	10,421	108
Credit Agricole	01/09/18	SGD	3,212	USD	3,381	12
JPMorgan Chase Bank	07/10/19	USD	1,335	EUR	1,192	24
JPMorgan Chase Bank	10/17/19	USD	49	TWD	1,504	—
JPMorgan Chase Bank	07/17/19	USD	49	TWD	1,504	—
JPMorgan Chase Bank	07/17/19	TWD	1,504	USD	49	—
JPMorgan Chase Bank	07/17/19	EUR	5,616	USD	6,346	(59)
JPMorgan Chase Bank	07/17/19	AUD	9,264	USD	6,441	(63)
JPMorgan Chase Bank	07/17/19	ARS	80,262	USD	1,617	(230)
JPMorgan Chase Bank	08/19/19	USD	1,599	CAD	2,142	42
JPMorgan Chase Bank	08/19/19 - 10/02/19	CAD	4,158	USD	3,141	(45)
JPMorgan Chase Bank	08/28/19	IDR	24,238,973	USD	1,661	(43)
Merrill Lynch	07/10/19	USD	789	EUR	701	10

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	07/10/19	EUR	692	USD	789	$—
Standard Chartered	07/10/19	EUR	35,734	USD	40,247	(480)

						$(1,034)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2019, is as follows:

Interest Rate Swaps
							Upfront	Net Unrealized
					Notional		Payments/	Appreciation
		Payment			Amount	Value	Receipts	(Depreciation)
Fund Pays	Fund Receives	Frequency	Termination Date	Currency	(Thousands)	(Thousands)	(Thousands)	(Thousands)
8.36%	28-DAY MXN - TIIE	Monthly	03/18/2020	MXN	226,075	$(18)	$(2)	$(16)
BZDIOVRA	8.00%	Monthly	01/04/2021	BRL	3,700	31	–	30
7.95%	28-DAY MXN - TIIE	Monthly	06/16/2021	MXN	35,450	(16)	–	(15)
6-MONTH GBP -LIBOR	1.271%	Semi-Annually	10/26/2021	GBP	3,462	(29)	1	(30)
0.25%	6-MONTH EUR - EURIBOR	Semi-Annually	09/18/2022	EUR	2,130	(80)	(36)	(44)
0.50%	6-MONTH EUR - EURIBOR	Semi-Annually	09/18/2024	EUR	4,220	(90)	(147)	57
2.25%	3-MONTH USD - LIBOR	Quarterly	12/31/2025	USD	8,432	(232)	42	(274)
2.5%	3-MONTH USD - LIBOR	Quarterly	01/31/2026	USD	18,546	(801)	(252)	(549)
0.75%	6-MONTH EUR - EURIBOR	Semi-Annually	09/18/2026	EUR	3,800	(193)	(207)	15
1.50%	6-MONTH GBP - LIBOR	Semi-Annually	09/18/2029	GBP	670	(38)	(37)	(1)
1.00%	6-MONTH EUR - EURIBOR	Semi-Annually	09/18/2029	EUR	1,340	(107)	(102)	(6)
1.50%	6-MONTH EUR - EURIBOR	Semi-Annually	09/18/2039	EUR	480	(67)	(72)	6
2.875%	3-MONTH USD - LIBOR	Quarterly	05/15/2044	USD	4,292	(579)	20	(600)
2.75%	3-MONTH USD - LIBOR	Quarterly	08/15/2044	USD	4,284	(471)	(14)	(457)

						$(2,690)	$(806)	$(1,884)

			Credit Default Swaps
								Net Unrealized
							Upfront Payments/	Appreciation
	Buy/Sell	(Pays)/Receives	Payment		Notional Amount	Value	Receipts	(Depreciation)
Reference Entity/Obligation	Protection	Rate	Frequency	Termination Date	(Thousands)	(Thousands)	(Thousands)	(Thousands)
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(17,300)	$1,912	$1,053	$859
CDX.NA.HY.32	Buy	5.00%	Quarterly	06/20/2024	2,255	(175)	(163)	(11)
CDX.NA.IG.31	Sell	1.00%	Quarterly	12/20/2023	(20,450)	459	391	68
ICE CD BA	Sell	1.00%	Quarterly	06/20/2024	(525)	15	13	2
ICE CD BRAZIL	Sell	1.00%	Quarterly	09/20/2019	(3,340)	5	5	–
ICE CD CDXIG	Sell	1.00%	Quarterly	06/20/2024	(27,675)	591	544	46
ICE CD COLOM	Sell	1.00%	Quarterly	06/20/2024	(1,300)	5	(4)	9
ICE CD CXPHY	Sell	5.00%	Quarterly	06/20/2024	(13,950)	1,050	947	103
ICE CD INDON	Sell	1.00%	Quarterly	06/20/2024	(1,510)	7	(4)	10
ICE CD KSA	Sell	1.00%	Quarterly	06/20/2024	(2,340)	20	16	4
ICE CD LEBAN	Sell	1.00%	Quarterly	06/20/2024	(50)	(14)	(14)	–
ICE CD MEX	Sell	1.00%	Quarterly	06/20/2024	(1,160)	(6)	(15)	9
ICE CD PERU	Sell	1.00%	Quarterly	06/20/2024	(1,970)	44	35	9
ICE CD RUSSIA	Buy	1.00%	Quarterly	06/20/2023	350	(1)	3	(4)
ICE CD RUSSIA	Buy	1.00%	Quarterly	12/20/2023	1,720	4	20	(16)
ICE CD SOAF	Buy	1.00%	Quarterly	12/20/2023	2,250	52	67	(15)
ICE CD TURKEY	Buy	1.00%	Quarterly	12/12/2023	530	60	44	16
ICE CD TURKEY	Buy	1.00%	Quarterly	06/20/2024	1,760	55	236	(181)
US195325BB02	Sell	1.00%	Quarterly	12/20/2023	(5,060)	43	(49)	92
US718286AP29	Sell	1.00%	Quarterly	12/20/2023	(740)	18	2	16

						$4,144	$3,127	$1,016

Percentages are based on Net Assets of $970,240 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $314,999 ($ Thousands), representing 32.5% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Securities considered illiquid. The total value of such securities as of June 30, 2019 was $21,178 ($ Thousands) and represented 2.2% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(H)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2019 was $347 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(I)	Interest rate is unavailable.

(J)	Unsettled bank loan. Interest rate may not be available.

(K)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

ARS — Argentine Peso

AUD — Australian Dollar

BADLAR — Buenos Aires Deposits of Large Amount Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CV — Convertible Security

EGP — Egyptian Pound

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

REIT — Real Estate investment Trust

RE-REMIC — Resecuritization Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

S&P — Standard & Poor’s

SGD — Singapore Dollar

SPX — Standard & Poor’s 500 Index

TWD — Taiwan Dollar

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Income Fund (Continued)

The following is a list of the level of inputs used as of June 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$–	$417,423	$–	$417,423
Sovereign Debt	–	158,241	–	158,241
Common Stock	108,295	64	57	108,416
Asset-Backed Securities	–	89,408	1	89,409
Loan Participations	–	75,580	1,443	77,023
Mortgage-Backed Securities	–	45,395	–	45,395
U.S. Treasury Obligation	–	6,980	–	6,980
Convertible Bonds	–	5,015	–	5,015
Municipal Bonds	–	3,922	–	3,922
U.S. Government Agency
Obligation	–	364	–	364
Preferred Stock	–	170	–	170

Total Investments in Securities	$108,295	$802,562	$1,501	$912,358

Other Financial Instruments	Level 1	Level 2	Level 3(1)	Total
Purchased Options	$116	$–	$–	$116
Written Options	(2,994)	–	–	(2,994)
Futures Contracts*
Unrealized Appreciation	5,703	–	–	5,703
Unrealized Depreciation	(1,318)	–	–	(1,318)
Forwards Contracts*
Unrealized Appreciation	–	936	–	936
Unrealized Depreciation	–	(1,970)	–	(1,970)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	108	–	108
Unrealized Depreciation	–	(1,992)	–	(1,992)
Interest Rate Swaps*
Unrealized Appreciation	–	1,243	–	1,243
Unrealized Depreciation	–	(227)	–	(227)

Total Other Financial Instruments	$1,507	$(1,902)	$–	$(395)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were transfers into/out of Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	33

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 65.1%
U.S. Treasury Bills ** (A)
2.500%, 07/18/2019	$30,500	$30,470
2.448%, 08/15/2019	40,500	40,394
2.154%, 12/05/2019	1,500	1,487
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	7,775	8,688
1.250%, 07/15/2020	60,768	61,160
0.625%, 07/15/2021	101,895	102,523
0.625%, 04/15/2023	43,776	44,291
0.625%, 01/15/2024	18,723	19,049
0.375%, 07/15/2023	11,470	11,562
0.375%, 07/15/2025	35,726	36,116
0.125%, 04/15/2020	23,028	22,787
0.125%, 04/15/2021	11,792	11,682
0.125%, 04/15/2022	36,503	36,217
0.125%, 07/15/2022	62,876	62,686
0.125%, 01/15/2023	14,016	13,937
0.125%, 07/15/2024	19,588	19,553
0.125%, 07/15/2026	19,786	19,650
U.S. Treasury Notes
2.220%, VAR US Treasury 3 Month Bill Money Market Yield+0.139%, 04/30/2021	6,000	5,995
2.196%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	9,700	9,691
2.126%, VAR US Treasury 3 Month Bill Money Market Yield+0.045%, 10/31/2020	5,000	4,993
2.124%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	1,100	1,099

Total U.S. Treasury Obligations (Cost $561,941) ($ Thousands)		564,030

	Shares

COMMON STOCK — 28.3%

Communication Services — 2.1%
Activision Blizzard Inc	7,273	343
Alphabet Inc, CI A *	1,592	1,724
Alphabet Inc, CI C *	1,526	1,649
AT&T Inc (B)	90,931	3,047
CenturyLink Inc	13,415	158
Cinemark Holdings Inc	2,200	79
Cogent Communications Holdings Inc	600	36
Consolidated Communications Holdings Inc	3,466	17
Electronic Arts Inc *	2,883	292
Facebook Inc, CI A *	13,268	2,561
IAC/lnterActiveCorp *	200	44
Iridium Communications Inc *	2,600	60
Liberty Media Corp-Liberty Formula One, CI C *	3,000	112

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Live Nation Entertainment Inc *	1,600	$106
Madison Square Garden Co/The *	200	56
Netflix Inc *	3,805	1,398
Shenandoah Telecommunications Co	1,300	50
Sprint Corp *	9,008	59
Take-Two Interactive Software Inc, CI A *	1,100	125
Telephone & Data Systems Inc	1,422	43
T-Mobile US Inc *	4,127	306
TripAdvisor Inc *	800	37
Twitter Inc *	4,392	153
Verizon Communications Inc	52,844	3,019
Viacom Inc, CI B	4,000	120
Vonage Holdings Corp *	4,800	54
Walt Disney Co/The	15,324	2,140
World Wrestling Entertainment Inc, CI A	400	29
Zayo Group Holdings Inc *	3,761	124
Zynga Inc, CI A *	14,800	91

		18,032

Consumer Staples — 6.9%
Altria Group Inc (B)	57,414	2,719
Andersons Inc/The	1,500	41
Archer-Daniels-Midland Co	17,879	729
B&G Foods Inc, CI A	2,329	48
BJ’s Wholesale Club Holdings Inc *	4,800	127
Boston Beer Co Inc/The, CI A *	350	132
Brown-Forman Corp, CI A	1,828	101
Brown-Forman Corp, CI B	9,369	519
Bunge Ltd	5,136	286
Calavo Growers Inc	954	92
Cal-Maine Foods Inc	650	27
Campbell Soup Co	6,496	260
Casey’s General Stores Inc	1,297	202
Central Garden & Pet Co, CI A *	2,800	69
Church & Dwight Co Inc	8,568	626
Clorox Co/The	4,281	655
Coca-Cola (B)	113,864	5,798
Coca-Cola Consolidated Inc	100	30
Colgate-Palmolive Co	25,648	1,838
Conagra Brands Inc	15,586	413
Constellation Brands Inc, CI A	5,073	999
Costco Wholesale Corp	13,279	3,509
Coty Inc, CI A	12,665	170
Darling Ingredients Inc *	5,936	118
Edgewell Personal Care Co *	1,834	49
Energizer Holdings Inc	2,713	105
Estee Lauder Cos Inc/The, CI A	7,117	1,303
Flowers Foods Inc	7,407	172
Fresh Del Monte Produce Inc	1,189	32
Freshpet Inc *	1,300	59
General Mills Inc	19,514	1,025
Hain Celestial Group Inc/The *	2,634	58

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Herbalife Nutrition Ltd *	3,708	$159
Hershey Co/The	4,694	629
Hormel Foods Corp	9,218	374
Hostess Brands Inc, CI A *	3,370	49
Ingles Markets Inc, CI A	1,453	45
Ingredion Inc	2,182	180
Inter Parfums Inc	900	60
J&J Snack Foods Corp	727	117
JM Smucker Co/The	3,714	428
Kellogg Co	8,003	429
Keurig Dr Pepper Inc	6,485	187
Kimberly-Clark Corp	11,578	1,543
Kraft Heinz Co/The	21,718	674
Kroger Co/The	25,731	559
Lamb Weston Holdings Inc	5,205	330
Lancaster Colony Corp	650	97
McCormick & Co Inc/MD	3,873	600
Medifast Inc	400	51
MGP Ingredients Inc	300	20
Molson Coors Brewing Co, CI B	5,315	298
Mondelez International Inc, CI A	42,425	2,287
Monster Beverage Corp *	12,831	819
Nu Skin Enterprises Inc, CI A	1,702	84
PepsiCo Inc	42,396	5,559
Performance Food Group Co *	4,195	168
Philip Morris International Inc	48,063	3,774
Pilgrim’s Pride Corp *	1,078	27
Post Holdings Inc *	2,172	226
PriceSmart Inc	1,550	79
Procter & Gamble Co/The (B)	75,029	8,227
Rite Aid *	3,190	26
Sanderson Farms Inc	601	82
Seaboard Corp	7	29
Simply Good Foods Co/The *	1,700	41
Spectrum Brands Holdings Inc	1,766	95
Sprouts Farmers Market Inc *	5,028	95
Sysco Corp, CI A	15,029	1,063
Tootsie Roll Industries	2,100	78
TreeHouse Foods Inc *	1,957	106
Tyson Foods Inc, CI A (B)	9,721	785
Universal Corp/VA	822	50
US Foods Holding Corp *	7,556	270
USANA Health Sciences Inc *	500	40
Vector Group Ltd	5,076	50
Walgreens Boots Alliance Inc	26,563	1,452
Walmart Inc	42,353	4,680
WD-40 Co	627	100
Weis Markets Inc	1,300	47

		59,479

Energy — 7.1%
Anadarko Petroleum Corp, CI A	24,367	1,719

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Antero Resources Corp *	9,447	$52
Apache Corp	20,267	587
Apergy Corp *	3,400	114
Arch Coal Inc	600	57
Archrock Inc	6,500	69
Baker Hughes a GE Co, CI A	26,340	649
Berry Petroleum Corp	6,700	71
C&J Energy Services Inc *	1,586	19
Cabot Oil & Gas Corp	21,125	485
Cactus Inc, CI A *	2,200	73
California Resources Corp *	1,300	26
Callon Petroleum Co *	8,628	57
Carrizo Oil & Gas Inc *	2,700	27
Centennial Resource Development Inc/DE, CI A *	7,800	59
Cheniere Energy Inc *	11,480	786
Chesapeake Energy Corp *	67,222	131
Chevron Corp (B)	82,494	10,266
Cimarex Energy Co	4,688	278
CNX Resources Corp *	9,162	67
Concho Resources Inc	9,598	990
ConocoPhillips	49,976	3,049
CONSOL Energy Inc *	1,235	33
Continental Resources Inc/OK, CI A *	4,004	169
CVR Energy Inc	1,600	80
Delek US Holdings Inc	3,658	148
Denbury Resources Inc *	15,000	19
Devon Energy Corp	24,433	697
DHT Holdings Inc	14,600	86
Diamond Offshore Drilling Inc *	2,200	20
Diamondback Energy Inc, CI A	7,778	848
DMC Global Inc	500	32
Dril-Quip Inc *	1,388	67
Encana Corp	3,113	16
EOG Resources Inc	25,787	2,402
EQT Corp	11,198	177
Equitrans Midstream Corp	11,398	225
Exxon Mobil Corp (B)	181,448	13,904
Frontline Ltd/Bermuda *	7,800	62
GasLog Ltd	2,800	40
Golar LNG Ltd	4,877	90
Green Plains Inc	3,800	41
Gulfport Energy Corp *	7,258	36
Halliburton Co	44,027	1,001
Helix Energy Solutions Group Inc *	7,900	68
Helmerich & Payne Inc	4,838	245
Hess Corp	13,153	836
HollyFrontier Corp	7,431	344
Jagged Peak Energy Inc *	5,500	45
Kinder Morgan Inc/DE	84,046	1,755
Kosmos Energy Ltd	12,600	79
Laredo Petroleum Inc *	6,591	19

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Liberty Oilfield Services Inc, CI A	1,700	$27
Marathon Oil Corp	42,874	609
Marathon Petroleum Corp	32,871	1,837
Matador Resources Co *	4,364	87
McDermott International Inc *	7,683	74
Murphy Oil Corp	7,658	189
Nabors Industries Ltd	12,151	35
National Oilwell Varco Inc, CI A	20,923	465
Newpark Resources Inc, CI A *	5,566	41
Noble Corp PLC *	11,500	21
Noble Energy Inc	24,840	556
Oasis Petroleum Inc *	10,300	58
Occidental Petroleum Corp	32,772	1,648
Oceaneering International Inc, CI A *	4,468	91
Oil States International Inc *	2,170	40
ONEOK Inc	19,320	1,329
Par Pacific Holdings Inc *	4,300	88
Parsley Energy Inc, CI A *	13,291	253
Patterson-UTI Energy Inc	10,159	117
PBF Energy Inc, CI A	6,929	217
PDC Energy Inc, CI A *	2,550	92
Peabody Energy Corp	3,825	92
Penn Virginia Corp *	600	18
Phillips 66	19,167	1,793
Pioneer Natural Resources Co	8,271	1,273
ProPetro Holding Corp *	4,200	87
QEP Resources Inc *	11,994	87
Range Resources Corp	9,059	63
Renewable Energy Group Inc *	2,200	35
RPC Inc	4,128	30
Schlumberger Ltd, CI A	62,116	2,468
Scorpio Tankers Inc	1,889	56
SEACOR Holdings Inc, CI A *	1,100	52
SemGroup Corp, CI A	2,990	36
Ship Finance International Ltd	5,300	66
SM Energy Co	4,463	56
Southwestern Energy Co *	28,922	91
SRC Energy Inc *	9,664	48
Superior Energy Services Inc *	7,681	10
Talos Energy Inc *	2,200	53
Targa Resources Corp	10,343	406
Tellurian *	6,700	53
Tidewater Inc *	2,500	59
Transocean Ltd *(B)	26,625	171
Unit Corp *	3,271	29
US Silica Holdings Inc	3,378	43
Valero Energy Corp (B)	20,415	1,748
W&T Offshore Inc *	3,300	16
Whiting Petroleum Corp *	6,452	121
Williams Cos Inc/The	56,492	1,584
World Fuel Services Corp	2,874	103

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WPX Energy Inc *	17,910	$206

		62,042

Health Care — 5.7%
Abbott Laboratories	19,029	1,600
AbbVie Inc	19,195	1,396
ABIOMED Inc *	424	110
Acadia Healthcare Co Inc, CI A *	1,066	37
ACADIA Pharmaceuticals Inc *	900	24
Acceleron Pharma Inc *	2,600	107
Agilent Technologies Inc	4,436	331
Agios Pharmaceuticals Inc *	700	35
Alexion Pharmaceuticals Inc *	3,003	393
Align Technology Inc *	1,001	274
Alkermes PLC *	2,411	54
Allergan PLC	4,169	698
Allscripts Healthcare Solutions Inc *	5,900	69
Alnylam Pharmaceuticals Inc *	1,201	87
Amedisys Inc *	400	49
AmerisourceBergen Corp, CI A	2,433	207
Amgen Inc, CI A (B)	7,940	1,463
Amicus Therapeutics Inc *	2,893	36
AMN Healthcare Services Inc *	300	16
Anthem Inc	3,178	897
Arena Pharmaceuticals Inc *	1,200	70
Array BioPharma Inc *	2,163	100
Arrowhead Pharmaceuticals Inc *	3,900	103
Baxter International Inc (B)	6,357	521
Becton Dickinson and Co	3,481	877
Biogen Inc *	2,424	567
BioMarin Pharmaceutical Inc *	2,643	226
Bio-Rad Laboratories Inc, CI A *	282	88
Bio-Techne Corp	450	94
Bluebird Bio Inc *	597	76
Blueprint Medicines Corp *	540	51
Boston Scientific Corp *	16,750	720
Bristol-Myers Squibb Co	19,901	902
Bruker Corp	1,100	55
Cambrex Corp *	1,000	47
Cantel Medical Corp	300	24
Cardinal Health Inc	3,775	178
Catalent Inc *	2,556	139
Celgene Corp, CI A *	8,707	805
Centene Corp *	5,286	277
Cerner Corp	3,814	280
Charles River Laboratories International Inc *	753	107
Chemed Corp	280	101
Cigna Corp	4,657	734
CONMED Corp	1,500	128
Cooper Cos Inc/The, CI A	772	260
CVS Health Corp	15,837	863

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Danaher Corp, CI A	7,683	$1,098
DaVita Inc *	1,958	110
DENTSPLY SIRONA Inc	3,604	210
DexCom Inc *	1,100	165
Edwards Lifesciences Corp, CI A *	2,757	509
Elanco Animal Health Inc *	4,500	152
Eli Lilly & Co	11,303	1,252
Emergent BioSolutions Inc *	1,100	53
Encompass Health Corp	1,178	75
Endo International PLC *	2,400	10
Ensign Group Inc/The	1,219	69
Exact Sciences Corp *	2,039	241
Exelixis Inc *	3,701	79
FibroGen Inc *	1,286	58
Gilead Sciences Inc (B)	15,701	1,061
Global Blood Therapeutics Inc *	700	37
Globus Medical Inc, CI A *	800	34
Haemonetics Corp *	628	76
Halozyme Therapeutics Inc *	3,568	61
HCA Healthcare Inc	3,351	453
HealthEquity Inc *	500	33
Henry Schein Inc *	2,203	154
Hill-Rom Holdings Inc	1,251	131
HMS Holdings Corp *	1,600	52
Hologic Inc *	3,515	169
Horizon Therapeutics PLC *	1,628	39
Humana Inc	1,582	420
ICU Medical Inc *	324	82
IDEXX Laboratories Inc *	1,148	316
Illumina Inc *	1,822	671
Immunomedics Inc *	2,254	31
Incyte Corp *	2,543	216
Insmed Inc *	1,600	41
Insulet Corp *	578	69
Integra LifeSciences Holdings Corp *	628	35
Intercept Pharmaceuticals Inc *	100	8
Intuitive Surgical Inc *	1,337	701
Ionis Pharmaceuticals Inc *	1,876	121
Iovance Biotherapeutics Inc *	5,500	135
IQVIA Holdings Inc *	2,182	351
Jazz Pharmaceuticals PLC *	1,329	189
Johnson & Johnson (B)	29,946	4,171
Laboratory Corp of America Holdings *	1,412	244
LHC Group Inc *	300	36
Ligand Pharmaceuticals Inc *	278	32
LivaNova PLC *	457	33
Magellan Health Inc *	600	45
Masimo Corp *	892	133
McKesson Corp	2,553	343
Medicines Co/The *	2,900	106
Medidata Solutions Inc *	529	48
MEDNAX Inc *	1,127	28

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medtronic PLC	16,805	$1,637
Merck & Co Inc	29,451	2,469
Merit Medical Systems Inc *	600	36
Mettler-Toledo International Inc *	340	286
Molina Healthcare Inc *	738	106
Mylan NV *	6,687	127
Myriad Genetics Inc *	2,300	64
National HealthCare Corp	900	73
Nektar Therapeutics, CI A *	2,284	81
Neogen Corp, CI B *	469	29
Neurocrine Biosciences Inc *	1,128	95
Novocure Ltd *	1,000	63
NuVasive Inc *	1,200	70
Omnicell Inc *	550	47
Patterson Cos Inc	2,077	48
Penumbra Inc *	250	40
PerkinElmer Inc	1,752	169
Perrigo Co PLC	2,330	111
Pfizer Inc	65,604	2,842
Portola Pharmaceuticals Inc, CI A *	3,600	98
PRA Health Sciences Inc *	798	79
PTC Therapeutics *	2,300	103
QIAGEN NV *	4,404	179
Quest Diagnostics Inc	1,833	187
Regeneron Pharmaceuticals Inc *	950	297
Repligen Corp *	388	33
ResMed Inc	1,933	236
Sage Therapeutics Inc *	797	146
Sarepta Therapeutics Inc *	909	138
Seattle Genetics Inc *	1,652	114
Spark Therapeutics Inc *	600	61
STERIS PLC (C)	1,700	253
Stryker Corp	4,102	843
Supernus Pharmaceuticals Inc *	1,500	50
Syneos Health Inc, CI A *	1,073	55
Tandem Diabetes Care Inc *	400	26
Teladoc Health *	1,000	66
Teleflex Inc	600	199
Tenet Healthcare Corp *	2,000	41
Thermo Fisher Scientific Inc	5,086	1,494
Ultragenyx Pharmaceutical Inc *	476	30
United Therapeutics Corp *	722	56
UnitedHealth Group Inc	10,912	2,663
Universal Health Services Inc, CI B	898	117
US Physical Therapy Inc	600	74
Varian Medical Systems Inc *	1,202	164
Veeva Systems Inc, CI A *	1,421	230
Vertex Pharmaceuticals Inc *	3,124	573
Waters Corp *	1,101	237
WellCare Health Plans Inc *	622	177
West Pharmaceutical Services Inc	1,251	157
Wright Medical Group NV *	1,277	38

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zimmer Biomet Holdings Inc	2,803	$330
Zoetis Inc, CI A	6,194	703

		49,902

Information Technology — 2.1%
Accenture PLC, CI A	2,960	547
Adobe Inc *	2,344	691
Akamai Technologies Inc *	637	51
Alliance Data Systems Corp	320	45
Amdocs Ltd	1,853	115
ANSYS Inc *	601	123
Aspen Technology Inc *	476	59
Atlassian Corp PLC, CI A *	800	105
Autodesk Inc, CI A *	1,202	196
Automatic Data Processing Inc	2,360	390
Black Knight Inc *	900	54
Booz Allen Hamilton Holding Corp, CI A	600	40
Broadridge Financial Solutions Inc	700	89
Cadence Design Systems Inc *	1,982	140
Cass Information Systems Inc	1,080	52
CDK Global Inc	965	48
Citrix Systems Inc	800	79
Cognizant Technology Solutions Corp, CI A	3,345	212
Conduent Inc *	2,908	28
DXC Technology Co	1,202	66
EPAM Systems Inc *	3,150	545
Euronet Worldwide Inc *	327	55
Fair Isaac Corp *	200	63
Fidelity National Information Services Inc, CI B	1,553	191
First Data Corp, CI A *	1,850	50
Fiserv Inc. CI A *	1,804	164
FleetCor Technologies Inc *	552	155
Fortinet Inc *	750	58
Gartner Inc *	400	64
Global Payments Inc	1,000	160
GoDaddy Inc, CI A *	495	35
Guidewire Software Inc, CI Z *	400	41
International Business Machines Corp (B)	4,487	619
Intuit Inc	1,203	314
Jack Henry & Associates Inc	451	60
Leidos Holdings Inc	1,200	96
Mastercard Inc, CI A	4,353	1,152
Microsoft Corp	33,587	4,499
Nuance Communications Inc *	3,100	50
Nutanix Inc, CI A *	1,000	26
Oracle Corp, CI B	11,451	652
Palo Alto Networks Inc *	596	121
Paychex Inc	1,875	154
Paycom Software Inc *	2,700	612
PayPal Holdings Inc *	5,586	639
PTC Inc *	500	45

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Red Hat Inc *	952	$179
RingCentral Inc, CI A *	600	69
Sabre Corp	2,300	51
salesforce.com Inc *	3,678	558
ServiceNow Inc *	813	223
Splunk Inc *	805	101
Square Inc, CI A *	1,777	129
SS&C Technologies Holdings Inc	1,260	73
Symantec Corp, CI A	3,306	72
Synopsys Inc *	943	121
Tableau Software Inc, CI A *	500	83
Teradata Corp *	1,000	36
Total System Services Inc	961	123
Twilio Inc, CI A *	4,300	586
Tyler Technologies Inc *	229	50
VeriSign Inc *	291	61
Visa Inc, CI A	8,408	1,459
VMware Inc, CI A	420	70
Western Union Co/The	4,200	84
WEX Inc *	200	42
Workday Inc, CI A *	851	175
Worldpay Inc, CI A *	1,457	179
Zendesk Inc *	700	62

		18,336

Real Estate — 2.9%
Acadia Realty Trust ‡	2,627	72
Agree Realty Corp ‡	800	51
Alexander & Baldwin Inc ‡	2,438	56
Alexandria Real Estate Equities Inc ‡	2,314	326
American Assets Trust Inc ‡	1,635	77
American Campus Communities Inc ‡	2,970	137
American Homes 4 Rent, CI A ‡	5,994	146
American Tower Corp, CI A ‡	8,235	1,684
Americold Realty Trust ‡	2,200	71
Apartment Investment & Management Co, CI A ‡	3,555	178
Apple Hospitality REIT Inc ‡	4,014	64
Ashford Hospitality Trust Inc ‡	8,487	25
AvalonBay Communities Inc ‡	2,853	580
Boston Properties Inc ‡	3,211	414
Brandywine Realty Trust ‡	5,821	83
Brixmor Property Group Inc ‡	6,467	116
Brookfield Property REIT Inc, CI A ‡	2,800	53
Camden Property Trust ‡	1,903	199
CareTrust REIT ‡	2,300	55
CBRE Group Inc,CI A *‡	6,578	337
Chatham Lodging Trust ‡	3,100	58
Chesapeake Lodging Trust ‡	1,850	53
Colony Capital Inc ‡	14,866	74
Columbia Property Trust Inc ‡	4,550	94
CoreCivic Inc ‡	3,867	80

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CoreSite Realty Corp ‡	886	$102
Corporate Office Properties Trust ‡	2,828	75
Cousins Properties Inc ‡	3,729	135
Crown Castle International Corp ‡	8,296	1,081
CubeSmart ‡	4,581	153
CyrusOne Inc ‡	2,136	123
DiamondRock Hospitality Co ‡	6,442	67
Digital Realty Trust Inc, CI A ‡	4,102	483
Douglas Emmett Inc ‡	3,469	138
Duke Realty Corp ‡	8,459	267
Easterly Government Properties Inc ‡	3,375	61
EastGroup Properties Inc ‡	976	113
Empire State Realty Trust Inc, CI A ‡	4,528	67
EPR Properties, CI A ‡	1,353	101
Equinix Inc ‡	1,731	873
Equity Commonwealth ‡	3,150	102
Equity LifeStyle Properties Inc ‡	1,950	237
Equity Residential ‡	7,168	544
Essex Property Trust Inc ‡	1,251	365
Extra Space Storage Inc ‡	2,381	253
Federal Realty Investment Trust ‡	1,619	208
First Industrial Realty Trust Inc ‡	3,230	119
Four Corners Property Trust Inc ‡	2,200	60
Gaming and Leisure Properties Inc ‡	5,056	197
GEO Group Inc/The ‡	3,947	83
Getty Realty Corp ‡	2,400	74
Gladstone Commercial Corp ‡	3,038	64
HCP Inc ‡	10,808	346
Healthcare Realty Trust Inc ‡	3,504	110
Healthcare Trust of America Inc, CI A ‡	4,841	133
HFF Inc, CI A	900	41
Highwoods Properties Inc ‡	2,551	105
Hospitality Properties Trust ‡	3,452	86
Host Hotels & Resorts Inc ‡	16,388	299
Howard Hughes Corp/The *	1,309	162
Hudson Pacific Properties Inc ‡	3,282	109
Investors Real Estate Trust	1,244	73
Invitation Homes Inc ‡	6,683	179
Iron Mountain Inc ‡	6,157	193
JBG SMITH Properties ‡	1,800	71
Jones Lang LaSalle Inc	989	139
Kennedy-Wilson Holdings Inc ‡	2,345	48
Kilroy Realty Corp ‡	2,328	172
Kimco Realty Corp ‡	8,727	161
Lamar Advertising Co, CI A ‡	1,784	144
Lexington Realty Trust ‡	4,000	38
Liberty Property Trust ‡	3,787	189
Life Storage Inc ‡	1,300	124
LTC Properties Inc ‡	1,379	63
Macerich Co/The ‡	3,212	108
Mack-Cali Realty Corp ‡	2,924	68
Medical Properties Trust Inc ‡	7,858	137

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mid-America Apartment Communities Inc ‡	2,219	$261
Monmouth Real Estate Investment Corp, CI A ‡	2,573	35
National Health Investors Inc ‡	1,041	81
National Retail Properties Inc ‡	3,400	180
National Storage Affiliates Trust ‡	1,700	49
Office Properties Income Trust ‡	2,033	53
Omega Healthcare Investors Inc ‡	4,074	150
Outfront Media Inc ‡	3,922	101
Paramount Group Inc ‡	6,407	90
Park Hotels & Resorts Inc ‡	4,193	116
Pebblebrook Hotel Trust ‡	2,577	73
Pennsylvania Real Estate Investment Trust ‡	5,061	33
Physicians Realty Trust ‡	5,878	103
Piedmont Office Realty Trust Inc, CI A ‡	3,766	75
PotlatchDeltic Corp ‡	1,763	69
Preferred Apartment Communities Inc, CI A ‡	3,424	51
Prologis Inc ‡	13,070	1,047
PS Business Parks Inc ‡	502	85
Public Storage ‡	2,825	673
QTS Realty Trust Inc, CI A ‡	1,702	79
Rayonier Inc ‡	3,708	112
Realogy Holdings Corp	3,701	27
Realty lncome Corp ‡	6,299	434
Redfin Corp *	2,531	46
Regency Centers Corp ‡	3,462	231
Retail Opportunity Investments Corp ‡	5,100	87
Retail Properties of America Inc, CI A ‡	7,590	89
Rexford Industrial Realty ‡	1,128	46
RLJ Lodging Trust ‡	4,599	82
Ryman Hospitality Properties Inc ‡	972	79
Sabra Health Care REIT Inc ‡	4,681	92
Saul Centers Inc ‡	834	47
SBA Communications Corp, CI A *‡	2,453	552
Senior Housing Properties Trust ‡	6,344	52
Simon Property Group Inc ‡	6,333	1,012
SITE Centers Corp ‡	4,485	59
SL Green Realty Corp ‡	1,870	150
Spirit Realty Capital Inc ‡	2,641	113
STAG Industrial Inc ‡	1,478	45
STORE Capital Corp ‡	4,155	138
Summit Hotel Properties Inc ‡	5,100	58
Sun Communities Inc ‡	1,752	225
Sunstone Hotel Investors Inc ‡	5,706	78
Tanger Factory Outlet Centers Inc ‡	2,478	40
Taubman Centers Inc ‡	1,535	63
Terreno Realty Corp ‡	978	48
UDR Inc ‡	6,057	272
Uniti Group Inc ‡	4,262	40
Urban Edge Properties ‡	2,748	48
Ventas Inc ‡	6,983	477
VEREIT Inc ‡	20,920	188

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VICI Properties Inc ‡	7,900	$174
Vornado Realty Trust ‡	3,678	236
Washington Real Estate Investment Trust ‡	2,478	66
Weingarten Realty Investors ‡	2,977	82
Welltower Inc ‡	8,021	654
Weyerhaeuser Co ‡	17,237	454
WP Carey Inc ‡	3,279	266
Xenia Hotels & Resorts Inc ‡	4,200	88

		24,980

Utilities — 1.5%
AES Corp/VA	8,342	140
ALLETE	650	54
Alliant Energy Corp	3,728	183
Ameren Corp	3,454	259
American Electric Power Co Inc	6,479	570
American States Water Co	500	38
American Water Works Co Inc	2,091	242
Aqua America Inc	3,003	124
Atmos Energy Corp	1,437	152
Avista Corp	600	27
Black Hills Corp, CI A	1,200	94
California Water Service Group, CI A	1,200	61
CenterPoint Energy Inc	7,208	206
Clearway Energy Inc, CI C	3,419	58
CMS Energy Corp	4,004	232
Consolidated Edison Inc	3,656	321
Dominion Energy Inc	9,174	709
DTE Energy Co	2,433	311
Duke Energy Corp	8,943	789
Edison International	4,480	302
El Paso Electric Co, CI A	500	33
Entergy Corp	2,593	267
Evergy Inc	3,401	205
Eversource Energy	3,705	281
Exelon Corp	12,362	593
FirstEnergy Corp	6,522	279
Hawaiian Electric Industries Inc	1,428	62
IDACORP Inc, CI A	1,100	110
MDU Resources Group Inc	3,645	94
MGE Energy Inc	1,400	102
National Fuel Gas Co	1,437	76
New Jersey Resources Corp	1,772	88
NextEra Energy Inc	6,068	1,243
NiSource Inc	4,946	142
Northwest Natural Holding Co	600	42
NorthWestern Corp	601	43
NRG Energy Inc	3,905	137
OGE Energy Corp	3,290	140
ONE Gas Inc	1,094	99
Ormat Technologies Inc	800	51
Otter Tail Corp	350	18

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pattern Energy Group Inc, CI A	1,552	$36
PG&E Corp *	7,761	178
Pinnacle West Capital Corp	1,650	155
PNM Resources Inc	2,152	110
Portland General Electric Co	1,876	102
PPL Corp	9,280	288
Public Service Enterprise Group Inc	6,437	379
Sempra Energy	3,584	493
South Jersey Industries, CI A	2,400	81
Southern Co/The	12,624	698
Southwest Gas Holdings Inc	976	87
Spire	494	41
UGI Corp	2,447	131
Unitil Corp	1,300	78
Vistra Energy Corp	5,578	126
WEC Energy Group Inc	3,915	326
Xcel Energy Inc	6,898	410

		12,696

Total Common Stock (Cost $214,923) ($ Thousands)		245,467

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 9.3%

Communication Services — 0.7%
AT&T
4.125%, 02/17/2026	$574	611
3.400%, 05/15/2025	2,045	2,102
CBS
3.500%, 01/15/2025	835	855
CCO Holdings
5.000%, 02/01/2028 (D)	282	288
4.000%, 03/01/2023 (D)	603	604
Millicom International Cellular
6.625%, 10/15/2026 (D)	470	512
Verizon Communications
4.862%, 08/21/2046	279	325
Vodafone Group
4.125%, 05/30/2025	827	880
3.750%, 01/16/2024	378	395

		6,572

Consumer Discretionary — 0.4%
Cox Communications
2.950%, 06/30/2023 (D)	240	242
CSC Holdings
6.750%, 11/15/2021	160	171
Expedia Group Inc
3.800%, 02/15/2028	805	819
General Motors Financial
5.100%, 01/17/2024	858	918

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Game Technology
6.250%, 02/15/2022 (D)		$560	$592
Panther BF Aggregator 2
4.375%, 05/15/2026 (D)	EUR	155	182
Time Warner Cable
4.500%, 09/15/2042		$330	308
Virgin Media Finance
5.250%, 02/15/2022		200	204

			3,436

Consumer Staples — 0.3%
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049		275	337
BRF
3.950%, 05/22/2023		254	250
Minerva Luxembourg
6.500%, 09/20/2026 (D)		286	298
5.875%, 01/19/2028		199	198
Tyson Foods
4.350%, 03/01/2029		120	131
4.000%, 03/01/2026		108	115
3.950%, 08/15/2024		715	758
2.650%, 08/15/2019		219	219
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (C)(D)(E)		660	28

			2,334

Energy — 1.2%
Antero Resources
5.125%, 12/01/2022		123	118
Cenovus Energy
5.700%, 10/15/2019		96	97
3.000%, 08/15/2022		52	52
Cosan Luxembourg
7.000%, 01/20/2027		250	273
Energy Transfer Operating
5.200%, 02/01/2022		465	491
4.500%, 04/15/2024		260	277
Energy Transfer Partners
4.500%, 11/01/2023		114	120
Eni
4.250%, 05/09/2029 (D)		900	942
Enterprise Products Operating
5.200%, 09/01/2020		340	351
3.700%, 02/15/2026		730	772
Hess
4.300%, 04/01/2027		966	1,002
Marathon Petroleum
5.125%, 03/01/2021		196	205
Noble Energy
4.150%, 12/15/2021		838	865
3.900%, 11/15/2024		606	632

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pertamina Persero MTN
6.450%, 05/30/2044		$450	$551
Petroleos Mexicanos MTN
6.750%, 09/21/2047		380	338
Plains All American Pipeline
3.600%, 11/01/2024		477	484
Sabine Pass Liquefaction
5.000%, 03/15/2027		720	789
Sunoco
5.875%, 03/15/2028		257	266
4.875%, 01/15/2023		563	575
Transocean Poseidon
6.875%, 02/01/2027 (D)		294	311
Western Midstream Operating
4.750%, 08/15/2028		190	192
4.500%, 03/01/2028		285	285
Williams
3.900%, 01/15/2025		217	228

			10,216

Financials — 4.4%
ABN AMRO Bank
4.750%, 07/28/2025 (D)		269	288
AIB Group MTN
4.750%, 10/12/2023 (D)		300	315
4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/2025 (D)		605	623
American Express
4.900%, VAR ICE LIBOR USD 3 Month+3.285%, 12/31/2049		359	360
Banco Santander
5.179%, 11/19/2025		400	435
3.500%, 04/11/2022		600	616
Banco Santander MTN
3.250%, 04/04/2026	EUR	300	385
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049		$362	399
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 09/10/2167		233	260
Bank of America MTN
3.950%, 04/21/2025		1,205	1,263
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023		1,200	1,218
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (D)		470	473
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%, 12/15/2167 (D)		131	149
3.684%, 01/10/2023		695	704
BB&T MTN
2.625%, 06/29/2020		400	401

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BNP Paribas
2.375%, 05/21/2020	$200	$200
BNP Paribas MTN
4.375%, 05/12/2026 (D)	650	682
BPCE MTN
2.750%, 01/11/2023 (D)	397	400
Capital One Financial
3.300%, 10/30/2024	1,152	1,182
CIT Group
5.250%, 03/07/2025	476	522
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 07/30/2167	311	323
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, 12/29/2049	320	329
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 09/27/2167	360	363
3.875%, 03/26/2025	905	944
Compass Bank
2.875%, 06/29/2022	905	913
Cooperatieve Rabobank UA
4.375%, 08/04/2025	657	698
Credit Agricole MTN
2.750%, 06/10/2020 (D)	400	402
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	555	604
3.800%, 06/09/2023	530	549
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/2028	475	492
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/2168	265	255
2.350%, 11/15/2021	847	846
Goldman Sachs Group MTN
4.125%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023	900	924
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	728	735
Guardian Life Insurance of America
4.850%, 01/24/2077 (D)	145	164
HSBC Bank USA
4.875%, 08/24/2020	450	462
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	478	509
4.250%, 03/14/2024	1,041	1,099
ING Bank
5.800%, 09/25/2023 (D)	1,092	1,208
ING Groep
3.550%, 04/09/2024	500	517

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)	$335	$336
JPMorgan Chase MTN
2.295%, 08/15/2021	551	550
Lincoln National
4.200%, 03/15/2022	355	372
Lloyds Banking Group
4.582%, 12/10/2025	741	773
Manufacturers & Traders Trust
2.625%, 01/25/2021	786	790
MetLife
5.700%, 06/15/2035	80	102
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (D)	275	287
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%, 07/15/2167	160	162
Morgan Stanley MTN
5.000%, 11/24/2025	275	304
4.350%, 09/08/2026	854	916
Nationwide Building Society
4.000%, 09/14/2026 (D)	747	747
Nationwide Financial Services
5.375%, 03/25/2021 (D)	470	489
Navient
6.625%, 07/26/2021	770	815
Navient MTN
7.250%, 01/25/2022	52	56
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598%, 12/31/2049	425	458
4.650%, VAR ICE LIBOR USD 3 Month+2.320%, 03/31/2168	600	570
Santander Holdings USA
4.400%, 07/13/2027	1,135	1,184
Santander UK
5.000%, 11/07/2023 (D)	700	738
SBA Tower Trust
3.156%, 10/08/2020 (D)	950	951
Standard Chartered
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.723%, 12/29/2049 (D)	200	212
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301%, 12/29/2049	412	436
4.093%, VAR ICE LIBOR USD 3 Month+1.510%, 07/30/2167 (D)	400	336
Synchrony Financial
4.500%, 07/23/2025	945	992
UBS Group Funding Switzerland
4.125%, 09/24/2025 (D)	689	735

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, 04/15/2168	$474	$492
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	258	268
Wells Fargo
3.069%, 01/24/2023	881	895

		38,177

Health Care — 0.4%
AmerisourceBergen
4.300%, 12/15/2047	365	354
Cigna
4.375%, 10/15/2028 (D)	382	412
4.125%, 11/15/2025 (D)	286	305
3.750%, 07/15/2023 (D)	242	252
Gilead Sciences
2.550%, 09/01/2020	1,137	1,140
Takeda Pharmaceutical
4.400%, 11/26/2023 (D)	820	879
Zimmer Biomet Holdings
2.700%, 04/01/2020	480	480

		3,822

Industrials — 0.5%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (D)	670	683
Alfa
5.250%, 03/25/2024 (D)	660	704
Embraer Netherlands Finance
BV 5.400%, 02/01/2027	670	743
Odebrecht Finance
7.125%, 06/26/2042 (D)(E)	444	28
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (D)	409	434
TransDigm
6.250%, 03/15/2026 (D)	405	426
United Technologies
3.950%, 08/16/2025	570	615
XP0 Logistics
6.750%, 08/15/2024 (D)	450	480

		4,113

Information Technology — 0.6%
Broadcom
4.250%, 04/15/2026 (D)	360	365
3.875%, 01/15/2027	486	476
3.625%, 01/15/2024	226	228
3.625%,10/15/2024 (D)	360	362
CommScope Finance
6.000%, 03/01/2026 (D)	315	323

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%,03/01/2024 (D)	$228	$234
Hewlett Packard Enterprise
2.100%, 10/04/2019 (D)	794	793
Lam Research
2.800%, 06/15/2021	640	645
Seagate HDD Cayman
4.750%, 01/01/2025	427	432
Total System Services
4.000%, 06/01/2023	392	409
Western Digital
4.750%, 02/15/2026	838	822

		5,089

Materials — 0.3%
DuPont de Nemours
4.493%, 11/15/2025	690	763
4.205%, 11/15/2023	690	739
Eastman Chemical Co
3.800%, 03/15/2025	318	333
Suzano Austria GmbH
6.000%, 01/15/2029 (D)	713	777
Vale Overseas
6.250%, 08/10/2026	443	503

		3,115

Real Estate — 0.1%
Host Hotels & Resorts
3.750%, 10/15/2023	16	16
Welltower
4.000%, 06/01/2025	550	580

		596

Utilities — 0.4% AES
4.000%, 03/15/2021	463	471
Enel Chile
4.875%, 06/12/2028	650	710
Exelon Generation
2.950%, 01/15/2020	619	620
Genneia
8.750%, 01/20/2022 (D)	327	304
Israel Electric
5.000%, 11/12/2024 (D)	792	857
Terraform Global Operating
6.125%, 03/01/2026 (C)(D)	188	189

		3,151

Total Corporate Obligations (Cost $78,065) ($ Thousands)		80,621

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 7.4%

Agency Mortgage-Backed Obligations — 0.7%
FHLMC CMO, Ser 2017-4693, CI SL, IO
3.756%, VAR LIBOR USD 1 Month+6.150%, 06/15/2047	$2,487	$508
FHLMC CMO, Ser 2017-4727, CI SA, IO
3.806%, VAR LIBOR USD 1 Month+6.200%, 11/15/2047	2,138	390
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, CI M3
7.054%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	400	432
FNMA CMO, Ser 2011-131, CI ST, IO
4.136%, VAR LIBOR USD 1 Month+6.540%, 12/25/2041	1,285	270
FNMA CMO, Ser 2014-17, CI SA, IO
3.646%, VAR LIBOR USD 1 Month+6.050%, 04/25/2044	3,050	601
FNMA CMO, Ser 2014-78, CI SE, IO
3.696%, VAR LIBOR USD 1 Month+6.100%, 12/25/2044	2,329	426
FNMA CMO, Ser 2014-92, CI SX, IO
3.696%, VAR LIBOR USD 1 Month+6.100%, 01/25/2045	2,667	520
FNMA CMO, Ser 2016-77, CI DS, IO
3.596%, VAR LIBOR USD 1 Month+6.000%, 10/25/2046	2,444	445
FNMA CMO, Ser 2017-62, CI AS, IO
3.746%, VAR LIBOR USD 1 Month+6.150%, 08/25/2047	2,558	457
FNMA CMO, Ser 2017-81, CI SA, IO
3.796%, VAR LIBOR USD 1 Month+6.200%, 10/25/2047	2,547	508
FNMA CMO, Ser 2017-97, CI LS, IO
3.796%, VAR LIBOR USD 1 Month+6.200%, 12/25/2047	2,696	587
GNMA CMO, Ser 2017-122, CI SA, IO
3.817%, VAR LIBOR USD 1 Month+6.200%, 08/20/2047	1,775	354
GNMA CMO, Ser 2017-134, CI SE, IO
3.817%, VAR LIBOR USD 1 Month+6.200%, 09/20/2047	2,028	333

		5,831

Non-Agency Mortgage-Backed Obligations — 6.7%
Alternative Loan Trust, Ser 2005-20CB, CI 3A6
5.500%,07/25/2035	86	82
Alternative Loan Trust, Ser 2005-57CB, CI 4A3
5.500%,12/25/2035	3	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2006-24CB, CI A16
5.750%, 08/01/2036	$366	$303
Alternative Loan Trust, Ser 2006-28CB, CI A14
6.250%, 10/25/2036	270	217
Alternative Loan Trust, Ser 2006-J1, CI 1A13
5.500%, 02/25/2036	197	178
Ashford Hospitality Trust, Ser 2018-KEYS, CI A
3.394%, VAR LIBOR USD 1 Month+1.000%, 05/15/2035 (D)	1,000	1,001
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, CI AF
3.394%, VAR LIBOR USD 1 Month+1.000%, 11/15/2033 (D)	1,610	1,589
Bellemeade Re, Ser 2018-2A, CI M1B
3.754%, VAR ICE LIBOR USD 1 Month+1.350%, 08/25/2028 (D)	289	289
Bellemeade Re, Ser 2018-3A, CI M1B
4.254%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2027 (D)	570	571
Bellemeade Re, Ser 2019-2A, CI M1C
4.404%, VAR ICE LIBOR USD 1 Month+2.000%, 04/25/2029 (D)	481	481
BHMS, Ser 2018-ATLS, CI A
3.644%, VAR LIBOR USD 1 Month+1.250%, 07/15/2035 (D)	955	955
BX Trust, Ser 2018-EXCL, CI A
3.482%, VAR LIBOR USD 1 Month+1.088%, 09/15/2037 (D)	867	864
CCUBS Commercial Mortgage Trust, Ser 2017-C1, CI A4
3.544%, 11/15/2050 (F)	1,115	1,179
CFCRE Commercial Mortgage Trust, Ser 2016-C4, CI A4
3.283%, 05/10/2058	670	693
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, CI A
3.369%, 03/13/2035 (D)	915	953
Chase Mortgage Finance Trust, Ser 2007-S5, CI 1A17
6.000%, 07/25/2037	132	100
CHL Mortgage Pass-Through Trust, Ser 2006-10, CI 1A8
6.000%, 05/25/2036	217	175
CHL Mortgage Pass-Through Trust, Ser 2006-13, CI 1A19
6.250%, 09/25/2036	101	78
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, CI D
4.567%, 04/10/2046 (D)(F)	343	352

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, CI A5
3.137%, 02/10/2048	$980	$1,014
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, CI A4
3.818%, 11/10/2048	435	467
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, CI A5
3.616%, 02/10/2049	540	574
COMM Mortgage Trust, Ser 2010-C1, CI D
6.287%, 07/10/2046 (D)(F)	740	760
COMM Mortgage Trust, Ser 2013-CR12, CI A4
4.046%, 10/10/2046	870	925
COMM Mortgage Trust, Ser 2015-CR24, CI A5
3.696%, 08/10/2048	545	581
COMM Mortgage Trust, Ser 2015-DC1, CI A5
3.350%, 02/10/2048	250	260
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, CI A1
1.873%, 04/12/2035 (D)	201	199
Connecticut Avenue Securities Trust, Ser 2018-R07, CI 1M2
4.804%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/2031 (D)	537	544
Connecticut Avenue Securities Trust, Ser 2019-R02, CI 1M2
4.704%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (D)	336	338
Connecticut Avenue Securities Trust, Ser 2019-R03, CI 1M2
4.554%, VAR ICE LIBOR USD 1 Month+2.150%, 09/25/2031 (D)	171	172
Connecticut Avenue Securities Trust, Ser 2019-R04, CI 2M2
4.504%, VAR ICE LIBOR USD 1 Month+2.100%, 06/25/2039 (D)	508	510
CSAIL Commercial Mortgage Trust, Ser 2015-C2, CI A4
3.504%, 06/15/2057	436	456
CSAIL Commercial Mortgage Trust, Ser 2015-C4, CI A4
3.808%, 11/15/2048	1,090	1,163
DBWF Mortgage Trust, Ser 2018-GLKS, CI A
3.420%, VAR LIBOR USD 1 Month+1.030%, 11/19/2035 (D)	761	760
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, CI A2
2.594%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2036	477	262
Eagle RE, Ser 2018-1, CI M1
4.104%, VAR ICE LIBOR USD 1 Month+1.700%, 11/25/2028 (D)	247	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, CI M3
6.404%, VAR ICE LIBOR USD 1 Month+4.000%, 08/25/2024	$859	$917
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, CI M2
5.654%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	635	671
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, CI M2
4.904%, VAR ICE LIBOR USD 1 Month+2.500%, 03/25/2030	450	460
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, CI M2
5.054%, VAR ICE LIBOR USD 1 Month+2.650%, 12/25/2029	250	256
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, CI A9
6.000%, 07/25/2036	192	151
FNMA Connecticut Avenue Securities, Ser 2014-C03, CI 1M2
5.404%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	335	351
FNMA Connecticut Avenue Securities, Ser 2014-C04, CI 2M2
7.404%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	149	163
FNMA Connecticut Avenue Securities, Ser 2015-C01, CI 1M2
6.704%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	309	330
FNMA Connecticut Avenue Securities, Ser 2015-C02, CI 1M2
6.404%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	582	620
FNMA Connecticut Avenue Securities, Ser 2015-C02, CI 2M2
6.404%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	339	353
FNMA Connecticut Avenue Securities, Ser 2015-C03, CI 1M2
7.404%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	678	741
FNMA Connecticut Avenue Securities, Ser 2015-C03, CI 2M2
7.404%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	705	753
FNMA Connecticut Avenue Securities, Ser 2015-C04, CI 2M2
7.954%, VAR ICE LIBOR USD 1 Month+5.550%, 04/25/2028	658	714

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C04, CI 1M2
8.104%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	$231	$257
FNMA Connecticut Avenue Securities, Ser 2016-C01, CI 2M2
9.354%, VAR ICE LIBOR USD 1 Month+6.950%, 08/25/2028	614	691
FNMA Connecticut Avenue Securities, Ser 2016-C01, CI 1M2
9.154%, VAR ICE LIBOR USD 1 Month+6.750%, 08/25/2028	918	1,037
FNMA Connecticut Avenue Securities, Ser 2016-C02, CI 1M2
8.404%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	772	853
FNMA Connecticut Avenue Securities, Ser 2016-C03, CI 2M2
8.304%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	1,392	1,532
FNMA Connecticut Avenue Securities, Ser 2016-C05, CI 2M2
6.854%, VAR ICE LIBOR USD 1 Month+4.450%, 01/25/2029	959	1,022
FNMA Connecticut Avenue Securities, Ser 2017-C04, CI 2M2
5.254%, VAR ICE LIBOR USD 1 Month+2.850%, 11/25/2029	695	716
Great Wolf Trust, Ser 2017-WOLF, CI A
3.244%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (D)	1,130	1,131
GS Mortgage Securities II, Ser 2013-KING, CI A
2.706%,12/10/2027 (D)	687	687
GS Mortgage Securities II, Ser 2018-GS9, CI A4
3.992%, 03/10/2051 (F)	1,350	1,476
GS Mortgage Securities Trust, Ser 2014-GC18, CI D
5.157%, 01/10/2047 (D)(F)	679	601
GS Mortgage Securities Trust, Ser 2019-BOCA, CI A
3.650%, VAR LIBOR USD 1 Month+1.200%, 06/15/2038 (D)	331	332
Home RE, Ser 2018-1, CI M1
3.830%, VAR ICE LIBOR USD 1 Month+1.600%, 10/25/2028 (D)	436	435
HomeBanc Mortgage Trust, Ser 2005-1, CI A1
2.654%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2035	146	126

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, CI A5
3.775%, 08/15/2047	$925	$978
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, CI XA, IO
1.010%, 09/15/2047 (F)	19,873	710
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, CI A5
3.822%, 07/15/2048	540	577
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, CI A3
3.801%, 08/15/2048	1,092	1,164
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, CI C
4.816%, 11/15/2048 (F)	559	589
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, CI XA, I0
1.226%, 09/15/2050 (F)	6,755	431
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, CI A5
3.805%, 07/15/2047	900	949
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, CI AJ
5.452%, 09/15/2039 (F)	226	156
LSTAR Commercial Mortgage Trust, Ser 2015-3, CI A2
2.729%, 04/20/2048 (D)(F)	433	432
LSTAR Commercial Mortgage Trust, Ser 2016-4, CI A2
2.579%, 03/10/2049 (D)	971	971
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, CI A5
3.892%, 06/15/2047	920	979
Morgan Stanley Capital I Trust, Ser 2005-IQ9, CI D
5.000%, 07/15/2056 (C)	545	540
Morgan Stanley Capital I Trust, Ser 2015-XLF2, CI SNMA
4.344%, VAR LIBOR USD 1 Month+1.950%, 11/15/2026 (C)(D)	204	203
Morgan Stanley Capital I Trust, Ser 2016-UB12, CI A4
3.596%, 12/15/2049	835	886
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, CI A
3.178%, VAR LIBOR USD 1 Month+0.784%, 07/15/2033 (D)	910	910
PMT Credit Risk Transfer Trust, Ser 2019-1R, CI A
4.479%, 03/27/2024	311	311

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
PMT Credit Risk Transfer Trust, Ser 2019-2R, CI A
5.162%, VAR ICE LIBOR USD 1 Month+2.750%, 05/27/2023 (D)	$492	$494
Radnor RE, Ser 2019-1, CI M1B
4.354%, VAR ICE LIBOR USD 1 Month+1.950%, 02/25/2029 (D)	313	315
Radnor RE, Ser 2019-2, CI M1B
4.133%, VAR ICE LIBOR USD 1 Month+1.750%, 06/25/2029 (D)	486	486
Starwood Retail Property Trust, Ser 2014, CI A
3.614%, VAR LIBOR USD 1 Month+1.220%, 11/15/2027 (D)	1,626	1,622
UBS Commercial Mortgage Trust, Ser 2018-C10, CI A4
4.313%, 05/15/2051	1,155	1,290
UBS Commercial Mortgage Trust, Ser 2018-C8, CI A4
3.983%, 02/15/2051	900	981
UBS Commercial Mortgage Trust, Ser 2018-C9, CI A4
4.117%, 03/15/2051 (F)	1,410	1,552
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, CI A5
2.850%, 12/10/2045	596	606
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, CI C
4.617%, 09/15/2048 (F)	794	813
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1,CI A4
3.789%, 09/15/2048	485	517
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, CI XA, I0
2.125%,07/15/2048 (F)	3,879	408
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, CI C
4.456%, 11/15/2049 (F)	925	977
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, CI 2M2
7.904%, VAR ICE LIBOR USD 1 Month+5.500%, 11/25/2025 (C)(D)	156	168
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1,CI 1M2
7.654%, VAR ICE LIBOR USD 1 Month+5.250%, 11/25/2025 (C)(D)	517	573

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, CI 2A5
5.750%, 07/25/2037	$76	$76

		58,335

Total Mortgage-Backed Securities (Cost $62,313) ($ Thousands)		64,166

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.1%
FFCB
2.750%, VAR United States Secured Overnight Financing Rate+0.200%, 04/22/2022 **	4,700	4,699
2.620%, VAR US Federal Funds Effective Rate+0.220%, 10/12/2021 **	3,000	3,006
2.600%, VAR US Federal Funds Effective Rate+0.200%, 06/21/2021 **	1,000	1,000
2.450%, VAR Fed Res Daily Prime+-2.800%, 11/23/2021 **	4,000	4,014
2.450%, VAR Fed Res Daily Prime+-2.800%, 03/14/2022 **	2,500	2,505
2.440%, VAR Fed Res Daily Prime+-2.810%, 05/20/2022 **	2,800	2,807
2.397%, VAR ICE LIBOR USD 3 Month+0.010%, 09/20/2021 **	2,400	2,401
2.351%, VAR US Treasury 3 Month Bill Money Market Yield+0.270%, 05/16/2022 **	2,000	1,998
2.320%, VAR Fed Res Daily Prime+-2.930%, 09/24/2020 **	3,000	3,003
2.306%, VAR ICE LIBOR USD 1 Month+0.065%, 12/28/2020 **	1,000	1,000
2.221%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 09/17/2021 **	3,500	3,489
2.221%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 11/08/2021 **	2,000	1,993
2.100%, 06/24/2021 **	1,500	1,500
FHLB
2.625%, VAR United States Secured Overnight Financing Rate+0.075%, 06/11/2021 **	1,300	1,299
2.595%, VAR United States Secured Overnight Financing Rate+0.045%, 09/28/2020 **	2,200	2,199
FHLMC
2.650%, 04/08/2021 **	2,000	2,000
2.520%, 04/15/2020 **	3,000	3,004

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
2.710%, VAR United States Secured Overnight Financing Rate+0.160%, 01/30/2020 **	$5,000	$5,005
2.625%, VAR United States Secured Overnight Financing Rate+0.075%, 10/30/2020 **	4,500	4,502
2.600%, VAR United States Secured Overnight Financing Rate+0.100%, 04/30/2020 **	1,700	1,701

Total U.S. Government Agency Obligations (Cost $53,102) ($ Thousands)		53,125

ASSET-BACKED SECURITIES — 2.1%

Automotive — 1.1%

Avis Budget Rental Car Funding AESOP, Ser 2016-1A, CI A
2.990%, 06/20/2022 (D)	646	653
Avis Budget Rental Car Funding AESOP, Ser 2018-1A, CI A
3.700%, 09/20/2024 (D)	930	969
Avis Budget Rental Car Funding AESOP, Ser 2018-2A, CI A
4.000%, 03/20/2025 (D)	1,080	1,141
CPS Auto Receivables Trust, Ser 2017-D, CI A
1.870%, 03/15/2021 (D)	10	10
Exeter Automobile Receivables Trust, Ser 2016-1A, CI D
8.200%, 02/15/2023 (D)	440	459
Flagship Credit Auto Trust, Ser 2016-2, CI D
8.560%, 11/15/2023 (D)	545	584
Flagship Credit Auto Trust, Ser 2016-4, CI D
3.890%, 11/15/2022 (D)	450	457
Flagship Credit Auto Trust, Ser 2017-4, CI A
2.070%, 04/15/2022 (D)	111	111
Flagship Credit Auto Trust, Ser 2018-3, CI B
3.590%, 12/16/2024 (D)	925	943
Hertz Vehicle Financing II, Ser 2015-1A, CI A
2.730%, 03/25/2021 (D)	675	676
Hertz Vehicle Financing II, Ser 2015-1A, CI B
3.520%, 03/25/2021 (D)	491	494
Hertz Vehicle Financing II, Ser 2017-1A, CI A
2.960%, 10/25/2021 (D)	1,160	1,166
Hertz Vehicle Financing II, Ser 2018-1A, CI A
3.290%, 02/25/2024 (D)	470	478
Hertz Vehicle Financing II, Ser 2019-1A, CI A
3.710%, 03/25/2023 (D)	535	549

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II, Ser 2019-2A, CI A
3.420%, 05/25/2025 (D)	$900	$920

		9,610

Credit Cards — 0.4%

World Financial Network Credit Card Master Trust, Ser 2018-A, CI A
3.070%, 12/16/2024	1,405	1,424
World Financial Network Credit Card Master Trust, Ser 2018-B, CI M
3.810%, 07/15/2025	710	729
World Financial Network Credit Card Master Trust, Ser 2019-B, CI M
3.040%, 04/15/2026	770	770

		2,923

Other Asset-Backed Securities — 0.6%

CLUB Credit Trust, Ser 2017-P2, CI A
2.610%, 01/15/2024 (D)	180	180
Consumer Loan Underlying Bond Credit Trust, Ser 2018-P1, CI A
3.390%, 07/15/2025 (D)	151	152
Marlette Funding Trust, Ser 2017-3A, CI A
2.360%, 12/15/2024 (D)	27	27
Marlette Funding Trust, Ser 2017-3A, CI B
3.010%, 12/15/2024 (D)	276	276
Marlette Funding Trust, Ser 2018-1A, CI A
2.610%, 03/15/2028 (D)	128	128
Marlette Funding Trust, Ser 2018-3A, CI A
3.200%, 09/15/2028 (D)	551	553
Marlette Funding Trust, Ser 2018-4A, CI A
3.710%, 12/15/2028 (D)	325	328
Prosper Marketplace Issuance Trust, Ser 2017-2A, CI B
3.480%, 09/15/2023 (D)	58	58
Prosper Marketplace Issuance Trust, Ser 2019-3A, CI A
3.190%, 07/15/2025 (D)	500	502
SoFi Consumer Loan Program, Ser 2016-2, CI A
3.090%, 10/27/2025 (D)	114	114
SoFi Consumer Loan Program, Ser 2016-3, CI A
3.050%, 12/26/2025 (D)	171	172
SoFi Consumer Loan Program, Ser 2017-2, CI A
3.280%, 02/25/2026 (D)	198	200
SoFi Consumer Loan Program, Ser 2017-5, CI A2
2.780%, 09/25/2026 (D)	780	782

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program, Ser 2017-6, CI A2
2.820%, 11/25/2026 (D)		$1,050	$1,052
SoFi Consumer Loan Program, Ser 2018-3, CI A2
3.670%, 08/25/2027 (D)		697	708

			5,232

Total Asset-Backed Securities (Cost $17,446) ($ Thousands)			17,765

SOVEREIGN DEBT — 1.4%
Egypt Government International Bond MTN
6.125%, 01/31/2022 (D)		291	300
Japanese Government CPI Linked Bond
0.100%, 03/10/2027	JPY	479,302	4,635
Peru Government International Bond
5.940%, 02/12/2029 (D)	PEN	10,638	3,523
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$230	273
Spain Government Bond
1.400%, 07/30/2028 (D)	EUR	3,033	3,787

Total Sovereign Debt (Cost $12,065) ($ Thousands)			12,518

Total Investments in Securities — 119.7% (Cost $999,855) ($ Thousands)			$1,037,692

	Shares
COMMON STOCK SOLD SHORT— (12.9)%
Communication Services — (0.6)%
AMC Networks Inc, CI A *		(900)	(49)
Cable One Inc		(100)	(117)
CBS Corp, CI B		(3,800)	(190)
Charter Communications Inc, CI A *		(1,860)	(735)
Comcast Corp, CI A		(48,100)	(2,034)
Discovery Inc, CI A *		(2,200)	(68)
Discovery Inc, CI C *		(4,500)	(128)
DISH Network Corp, CI A *		(3,100)	(119)
Fox Corp		(6,667)	(244)
GCI Liberty Inc *		(2,100)	(129)
Interpublic Group of Cos Inc/The		(5,000)	(113)
John Wiley & Sons Inc, CI A		(1,000)	(46)
Liberty Broadband Corp, CI C *		(1,300)	(135)
Liberty Latin America Ltd, CI C *		(2,600)	(45)
Liberty Media Corp-Liberty SiriusXM *		(3,200)	(121)
Meredith Corp		(1,000)	(55)
New York Times Co/The, CI A		(2,000)	(65)
News Corp, CI A		(4,700)	(63)
News Corp, CI B		(4,000)	(56)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Nexstar Media Group Inc, CI A	(600)	$(61)
Omnicom Group Inc	(3,100)	(254)
Sinclair Broadcast Group Inc, CI A	(900)	(48)
Sirius XM Holdings Inc	(18,400)	(103)
TEGNA Inc	(2,600)	(39)
Tribune Media Co, CI A	(1,400)	(65)

		(5,082)

Consumer Discretionary — (8.5)%
Aaron’s Inc	(1,100)	(68)
Acushnet Holdings Corp	(2,200)	(58)
Adient PLC	(10,118)	(246)
Adtalem Global Education Inc *	(1,347)	(61)
Advance Auto Parts Inc	(729)	(112)
Amazon.com Inc, CI A *	(3,120)	(5,908)
American Axle & Manufacturing Holdings Inc *	(10,057)	(128)
American Eagle Outfitters Inc	(1,300)	(22)
American Outdoor Brands Corp *	(3,600)	(32)
Aptiv PLC	(23,870)	(1,929)
Aramark	(7,148)	(258)
AutoZone Inc *	(294)	(323)
Bed Bath & Beyond Inc	(2,627)	(30)
Best Buy Co Inc	(2,753)	(192)
BJ’s Restaurants Inc	(800)	(35)
Bloomin’ Brands Inc	(3,280)	(62)
Booking Holdings Inc *	(456)	(855)
BorgWarner Inc	(18,964)	(796)
Boyd Gaming Corp	(2,081)	(56)
Bright Horizons Family Solutions Inc *	(1,779)	(268)
Brinker International Inc	(777)	(31)
Brunswick Corp/DE	(4,039)	(185)
Burlington Stores Inc *	(684)	(116)
Caesars Entertainment Corp *	(16,740)	(198)
Callaway Golf Co	(5,733)	(98)
Capri Holdings Ltd *	(6,908)	(240)
Career Education *	(2,500)	(48)
CarMax Inc *	(1,666)	(145)
Carnival Corp	(11,171)	(520)
Carter’s Inc	(2,263)	(221)
Carvana Co, CI A *	(800)	(50)
Cavco Industries Inc *	(400)	(63)
Century Communities Inc *	(600)	(16)
Cheesecake Factory Inc/The	(1,734)	(76)
Chegg Inc *	(3,500)	(135)
Chipotle Mexican Grill Inc, CI A *	(698)	(512)
Choice Hotels International Inc	(1,298)	(113)
Churchill Downs Inc	(800)	(92)
Columbia Sportswear Co	(1,552)	(155)
Cooper Tire & Rubber Co	(4,508)	(142)
Cooper-Standard Holdings Inc *	(1,651)	(76)

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Core-Mark Holding Co Inc, CI A	(1,300)	$(52)
Cracker Barrel Old Country Store Inc	(706)	(121)
Crocs Inc *	(3,000)	(59)
Dana Inc	(15,423)	(308)
Darden Restaurants Inc	(3,474)	(423)
Dave & Buster’s Entertainment Inc	(1,437)	(58)
Deckers Outdoor Corp *	(1,302)	(229)
Dick’s Sporting Goods Inc	(1,400)	(48)
Dine Brands Global Inc	(800)	(76)
Dollar General Corp	(3,134)	(424)
Dollar Tree Inc *	(2,464)	(265)
Domino’s Pizza Inc	(1,173)	(326)
Dorman Products Inc *	(2,452)	(214)
DR Horton Inc	(15,204)	(656)
Dunkin’ Brands Group Inc	(2,218)	(177)
eBay Inc	(11,191)	(442)
Eldorado Resorts Inc *	(1,993)	(92)
Etsy Inc *	(1,200)	(74)
Expedia Group Inc	(1,452)	(193)
Five Below Inc *	(500)	(60)
Foot Locker Inc, CI A	(1,280)	(54)
Ford Motor Co	(355,471)	(3,636)
Fossil Group Inc *	(1,769)	(20)
Fox Factory Holding Corp *	(3,322)	(274)
frontdoor Inc *	(2,800)	(122)
Gap Inc/The	(3,504)	(63)
Garmin Ltd	(5,522)	(441)
Garrett Motion Inc *	(8,100)	(124)
General Motors Co	(121,608)	(4,686)
Gentex Corp	(24,061)	(592)
Gentherm Inc *	(4,000)	(167)
Genuine Parts Co	(1,935)	(200)
G-III Apparel Group Ltd *	(2,073)	(61)
Goodyear Tire & Rubber Co/The	(24,371)	(373)
GoPro Inc, CI A *	(8,139)	(44)
Graham Holdings Co, CI B	(111)	(77)
Grand Canyon Education Inc *	(1,255)	(147)
Groupon Inc, CI A *	(11,000)	(39)
GrubHub Inc *	(932)	(73)
H&R Block Inc	(5,300)	(155)
Hanesbrands Inc	(17,334)	(298)
Harley-Davidson Inc, CI A	(14,818)	(531)
Hasbro Inc	(5,396)	(570)
Helen of Troy Ltd *	(1,200)	(157)
Hilton Grand Vacations Inc *	(3,600)	(115)
Hilton Worldwide Holdings Inc	(7,265)	(710)
Home Depot Inc/The	(11,659)	(2,425)
Houghton Mifflin Harcourt Co *	(2,100)	(12)
Hyatt Hotels Corp, CI A	(1,294)	(98)
Installed Building Products Inc *	(1,378)	(82)
International Game Technology PLC	(3,700)	(48)
iRobot Corp *	(1,447)	(133)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Jack in the Box Inc	(613)	$(50)
K12 Inc *	(1,600)	(49)
KB Home	(4,677)	(120)
Kohl’s Corp	(1,739)	(83)
Kontoor Brands Inc	(48,596)	(1,362)
L Brands Inc	(2,881)	(75)
Las Vegas Sands Corp	(9,482)	(560)
Laureate Education Inc, CI A *	(3,600)	(57)
La-Z-Boy Inc, CI Z	(1,827)	(56)
LCI Industries	(2,312)	(208)
Lear Corp	(5,958)	(830)
Leggett & Platt Inc	(6,008)	(231)
Lennar Corp, CI A	(13,420)	(650)
Lennar Corp, CI B	(600)	(23)
LGI Homes *	(772)	(55)
Liberty Expedia Holdings Inc, CI A *	(1,200)	(57)
Lithia Motors Inc, CI A	(400)	(47)
LKQ Corp *	(3,205)	(85)
Lowe’s Cos Inc	(8,235)	(831)
Lululemon Athletica Inc *	(4,425)	(797)
M/I Homes Inc *	(2,200)	(63)
Macy’s Inc	(3,778)	(81)
Malibu Boats Inc, CI A *	(1,000)	(39)
Marriott International Inc/MD, CI A	(7,541)	(1,058)
Marriott Vacations Worldwide	(1,170)	(113)
Mattel Inc *	(17,169)	(192)
McDonald’s Corp	(19,665)	(4,084)
MDC Holdings Inc	(3,094)	(101)
Meritage Homes Corp *	(1,403)	(72)
MGM Resorts International	(14,528)	(415)
Modine Manufacturing Co *(C)	(4,228)	(60)
Mohawk Industries Inc *	(3,166)	(467)
Monro Inc	(600)	(51)
Motorcar Parts of America Inc *	(2,600)	(56)
Movado Group Inc	(1,300)	(35)
Newell Brands Inc, CI B	(22,008)	(339)
NIKE Inc, CI B	(57,426)	(4,821)
Nordstrom Inc	(1,200)	(38)
Norwegian Cruise Line Holdings Ltd *	(6,038)	(324)
NVR Inc *	(156)	(526)
Ollie’s Bargain Outlet Holdings Inc *	(700)	(61)
O’Reilly Automotive Inc *	(899)	(332)
Oxford Industries Inc, CI A	(976)	(74)
Papa John’s International Inc, CI A	(1,000)	(45)
Penn National Gaming Inc *	(2,994)	(58)
Planet Fitness Inc, CI A *	(2,437)	(177)
Polaris Industries Inc	(3,213)	(293)
Pool Corp	(250)	(48)
PulteGroup Inc	(12,830)	(406)
PVH Corp	(4,501)	(426)
Qurate Retail Inc *	(4,390)	(54)
Ralph Lauren Corp, CI A	(2,763)	(314)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Red Rock Resorts Inc, CI A	(1,813)	$(39)
Roku Inc, CI A *	(2,149)	(195)
Ross Stores Inc	(3,797)	(376)
Royal Caribbean Cruises Ltd	(4,872)	(591)
Scientific Games Corp, CI A *	(1,378)	(27)
SeaWorld Entertainment Inc *	(1,700)	(53)
Service Corp International/US	(5,517)	(258)
ServiceMaster Global Holdings Inc *	(4,055)	(211)
Shake Shack Inc, CI A *	(800)	(58)
Shutterfly Inc *	(600)	(30)
Shutterstock Inc	(1,300)	(51)
Six Flags Entertainment Corp	(2,252)	(112)
Skechers U.S.A. Inc, CI A *	(6,908)	(218)
Skyline Champion Corp *	(2,000)	(55)
Sotheby’s *	(1,359)	(79)
Standard Motor Products Inc	(1,495)	(68)
Starbucks Corp	(30,488)	(2,556)
Steven Madden Ltd	(4,065)	(138)
Stoneridge Inc *	(3,178)	(100)
Strategic Education Inc	(560)	(100)
Sturm Ruger & Co Inc	(800)	(44)
Tapestry Inc	(14,994)	(476)
Target Corp, CI A	(5,673)	(491)
Taylor Morrison Home Corp, CI A *	(6,033)	(126)
Tempur Sealy International Inc *	(2,411)	(177)
Tenneco Inc, CI A	(4,455)	(49)
Tesla Inc *	(12,705)	(2,839)
Texas Roadhouse Inc, CI A	(1,728)	(93)
Thor Industries Inc	(4,625)	(270)
Tiffany & Co	(1,191)	(111)
TJX Cos Inc/The	(12,242)	(647)
Toll Brothers Inc	(7,449)	(273)
TopBuild Corp *	(1,470)	(122)
Tower International Inc	(927)	(18)
Tractor Supply Co	(1,429)	(155)
TRI Pointe Group Inc *	(7,759)	(93)
Tupperware Brands Corp	(2,752)	(52)
Ulta Beauty Inc *	(619)	(215)
Under Armour Inc, CI A *	(8,946)	(227)
Under Armour Inc, CI C *	(9,106)	(202)
Universal Electronics *	(1,200)	(49)
Urban Outfitters Inc *	(1,300)	(30)
Vail Resorts Inc	(1,247)	(278)
VF Corp	(15,274)	(1,334)
Vista Outdoor Inc *	(3,600)	(32)
Visteon Corp *	(2,422)	(142)
Wayfair Inc, CI A *	(576)	(84)
Wendy’s Co/The	(6,628)	(130)
Whirlpool Corp	(3,002)	(427)
William Lyon Homes, CI A *	(2,600)	(47)
Williams-Sonoma Inc	(1,629)	(106)
Wingstop Inc, CI A	(1,100)	(104)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Winnebago Industries	(3,603)	$(139)
Wolverine World Wide Inc	(5,174)	(142)
Wyndham Destinations Inc	(3,476)	(153)
Wyndham Hotels & Resorts Inc	(3,396)	(189)
Wynn Resorts Ltd	(3,087)	(383)
YETI Holdings Inc *	(1,900)	(55)
Yum China Holdings Inc	(9,782)	(452)
Yum! Brands Inc	(7,887)	(873)

		(74,088)

Information Technology — (2.3)%
Advanced Micro Devices Inc *	(7,922)	(241)
Amphenol Corp, CI A	(2,895)	(278)
Analog Devices Inc	(3,210)	(362)
Apple Inc	(31,247)	(6,184)
Applied Materials Inc	(7,864)	(353)
Arista Networks Inc *	(544)	(141)
Arrow Electronics Inc, CI A *	(1,402)	(100)
Avnet Inc	(1,127)	(51)
Broadcom Inc	(3,055)	(879)
CDW	(1,705)	(189)
Ciena Corp *	(900)	(37)
Cisco Systems Inc	(34,748)	(1,902)
Cognex Corp	(1,768)	(85)
Coherent Inc *	(400)	(55)
CommScope Holding Co Inc *	(2,081)	(33)
Corning Inc, CI B	(6,102)	(203)
Cree Inc *	(450)	(25)
Cypress Semiconductor Corp	(2,300)	(51)
Dell Technologies Inc, CI C *	(1,846)	(94)
Dolby Laboratories Inc, CI A	(984)	(64)
Entegris Inc	(500)	(19)
ePIus *	(700)	(48)
F5 Networks Inc, CI A *	(597)	(87)
Finisar Corp *	(2,300)	(53)
First Solar Inc *	(889)	(58)
FLIR Systems Inc	(881)	(48)
Hewlett Packard Enterprise Co	(12,135)	(181)
HP Inc	(13,487)	(280)
Intel Corp	(33,758)	(1,616)
IPG Photonics Corp *	(169)	(26)
Jabil Inc	(1,422)	(45)
Juniper Networks Inc	(4,191)	(112)
Keysight Technologies Inc *	(1,553)	(139)
KLA-Tencor Corp	(1,402)	(166)
Lam Research Corp	(1,366)	(257)
Littelfuse Inc	(200)	(35)
Lumentum Holdings Inc *	(1,200)	(64)
Marvell Technology Group Ltd	(5,699)	(136)
Maxim Integrated Products Inc	(2,256)	(135)
Microchip Technology Inc	(1,843)	(160)

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Micron Technology Inc *	(9,463)	$(365)
MKS Instruments Inc	(476)	(37)
Monolithic Power Systems Inc	(422)	(57)
Motorola Solutions Inc	(1,331)	(222)
National Instruments Corp	(900)	(38)
NCR Corp *	(2,577)	(80)
NetApp Inc	(2,561)	(158)
NETGEAR Inc *	(1,014)	(26)
NVIDIA Corp	(4,345)	(714)
NXP Semiconductors NV	(2,532)	(247)
ON Semiconductor Corp *	(4,923)	(100)
PC Connection Inc	(1,500)	(52)
Pure Storage Inc, CI A *	(1,800)	(27)
Qorvo Inc *	(806)	(54)
QUALCOMM Inc	(8,650)	(658)
Semtech Corp *	(1,200)	(58)
Silicon Laboratories Inc *	(162)	(17)
Skyworks Solutions Inc	(1,152)	(89)
SYNNEX Corp	(400)	(39)
Tech Data Corp *	(589)	(62)
Teradyne Inc	(1,734)	(83)
Texas Instruments Inc	(7,870)	(903)
Trimble Inc *	(1,874)	(85)
Universal Display Corp	(422)	(79)
Versum Materials Inc	(1,000)	(52)
ViaSat Inc *	(797)	(64)
Western Digital Corp	(2,886)	(137)
Xerox Corp	(2,849)	(101)
Xilinx Inc	(1,996)	(235)
Zebra Technologies Corp, CI A *	(550)	(115)

		(19,946)

Materials — (1.5)%
Air Products & Chemicals Inc	(3,279)	(742)
Albemarle Corp	(1,562)	(110)
Alcoa Corp *	(3,340)	(78)
Allegheny Technologies Inc *	(1,150)	(29)
Amcor PLC *	(12,240)	(141)
AptarGroup Inc	(1,090)	(136)
Ashland Global Holdings Inc	(1,051)	(84)
Avery Dennison Corp	(1,528)	(177)
Axalta Coating Systems Ltd *	(2,527)	(75)
Balchem Corp	(700)	(70)
Ball Corp	(5,406)	(378)
Berry Global Group Inc *	(1,702)	(90)
Cabot Corp	(553)	(26)
Carpenter Technology Corp	(1,200)	(58)
Celanese Corp, CI A	(1,972)	(213)
CF Industries Holdings Inc	(3,003)	(140)
Chemours Co/The	(2,499)	(60)
Cleveland-Cliffs Inc	(6,992)	(75)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Commercial Metals Co, CI A	(2,900)	$(52)
Corteva Inc	(11,750)	(347)
Crown Holdings Inc *	(2,363)	(144)
Domtar Corp	(1,200)	(53)
Dow Inc	(11,050)	(545)
DuPont de Nemours Inc	(10,750)	(807)
Eagle Materials Inc	(842)	(78)
Eastman Chemical Co	(2,491)	(194)
Ecolab Inc	(3,961)	(782)
Element Solutions Inc *	(4,300)	(44)
Ferro *	(2,100)	(33)
FMC Corp	(1,833)	(152)
Freeport-McMoRan Inc, CI B	(24,049)	(279)
Graphic Packaging Holding Co	(4,952)	(69)
Huntsman Corp	(3,519)	(72)
Ingevity Corp *	(476)	(50)
International Flavors & Fragrances Inc	(1,451)	(211)
International Paper Co	(6,976)	(302)
Linde PLC	(8,017)	(1,610)
Livent Corp *	(1,714)	(12)
Louisiana-Pacific Corp	(3,026)	(79)
LyondellBasell Industries NV, CI A	(4,575)	(394)
Martin Marietta Materials Inc, CI A	(904)	(208)
Mosaic Co/The	(4,639)	(116)
NewMarket Corp	(100)	(40)
Newmont Goldcorp Corp	(12,320)	(474)
Nucor Corp	(4,765)	(263)
Olin Corp	(2,032)	(45)
Owens-Illinois Inc	(2,180)	(38)
Packaging Corp of America	(1,302)	(124)
PolyOne Corp	(1,400)	(44)
PPG Industries Inc	(3,684)	(430)
Quaker Chemical Corp	(200)	(41)
Reliance Steel & Aluminum Co	(1,198)	(113)
Royal Gold Inc, CI A	(1,460)	(150)
RPM International Inc	(2,328)	(142)
Scotts Miracle-Gro Co/The, CI A	(900)	(89)
Sealed Air Corp	(2,152)	(92)
Sensient Technologies Corp	(1,000)	(73)
Sherwin-Williams Co/The, CI A	(1,286)	(589)
Sonoco Products Co	(2,100)	(137)
Southern Copper Corp	(1,921)	(75)
Steel Dynamics Inc	(3,354)	(101)
Trinseo SA	(868)	(37)
United States Steel Corp	(2,100)	(32)
Valvoline Inc	(3,294)	(64)
Vulcan Materials Co	(2,228)	(306)
Westlake Chemical Corp	(375)	(26)
Westrock Co	(3,454)	(126)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
WR Grace & Co	(579)	$(44)

		(13,010)

Total Common Stock Sold Short (Proceeds $101,291) ($ Thousands)		(112,126)

Total Investments Sold Short — (12.9)% (Proceeds $101,291) ($ Thousands)		$(112,126)

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(G) (Cost $310) ($ Thousands)	403	$289

WRITTEN OPTIONS* – 0.0%

Total Written Options(G) (Premiums Received $85) ($ Thousands)	(231)	$(66)

A list of the open exchange traded options contracts held by the Fund at June 30, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS ** — 0.0%

Put Options
September 2019, Silver*	57	$4,374	$14.25	08/17/19	$16
September 2019, Silver*	57	4,373	14.50	08/17/19	28

		8,747			44

Call Options
December 2019, Corn Future*	64	1,405	500.00	11/25/19	39
August 2019, Gold Future*	15	2,113	1,350.00	07/20/19	99
September 2019, Copper*	24	1,630	275.00	08/17/19	38
March 20Y, Primary Aluminum*	36	1,596	1,900.00	07/20/19	2
November 2019, Soy Bean Future*	60	2,769	1,000.00	10/19/19	48
October 2019, Sugar No.11 Future*	60	846	13.50	09/21/19	17
August 2019, Wheat Future*	30	6,705	600.00	07/20/19	2

		17,064			245

Total Purchased Options		$25,811			$289

WRITTEN OPTIONS ** — 0.0%

Put Options
August 2019, Cattle*	(12)	$(813)	133.00	09/21/19	$(16)
August 2019, Gold Future*	(15)	(2,114)	1,350.00	07/20/19	(4)
March 20Y, Primary Aluminum*	(36)	(1,596)	1,800.00	07/20/19	(28)
November 2019, Soy Bean Future*	(8)	(369)	800.00	10/19/19	(1)
November 2019, Soy Bean Future*	(40)	(1,846)	800.00	10/19/19	(5)

		(6,738)			(54)

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS (continued)

Call Options
November 2019, Soy Bean Future*	(60)	$(2,769)	$1,200.00	10/19/19	$(8)
October 2019, Sugar No.11 Future*	(60)	(846)	15.00	09/21/19	(4)

		(3,615)			(12)

Total Written Options		$(10,353)			$(66)

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized
Brent Crude**	33	Aug-2019	$1,987	$2,124	$137
Brent Crude**	130	Aug-2019	8,036	8,416	380
Brent Crude**	18	Aug-2019	1,236	1,165	(71)
Coffee C**	49	Sep-2019	1,866	2,011	145
Coffee C**	(7)	Sep-2019	(262)	(287)	(25)
Copper**	90	Sep-2019	5,963	6,105	142
Copper**	(11)	Sep-2019	(730)	(746)	(16)
Corn**	604	Sep-2019	13,184	12,828	(356)
Corn**	(162)	Dec-2019	(3,594)	(3,495)	99
Cotton No. 2**	(46)	Dec-2019	(1,544)	(1,520)	24
Cotton No. 2**	31	Dec-2019	1,044	1,024	(20)
Euro-Bund	(13)	Sep-2019	(2,507)	(2,557)	(14)
Feeder Cattle**	22	Aug-2019	1,505	1,505	–
Gasoline**	26	Oct-2019	1,823	1,809	(14)
Gasoline**	15	Aug-2019	1,190	1,195	5
Gasoline**	115	Sep-2019	8,072	8,955	883
Gold**	(7)	Aug-2019	(911)	(990)	(79)
Gold**	35	Dec-2019	4,564	4,988	424
Gold**	57	Aug-2019	7,373	8,058	685
ICE White Sugar**	48	Jul-2019	798	788	(10)
Japanese 10-Year Government Bond E-MINI	(33)	Sep-2019	(4,670)	(4,714)	(10)
KC HRW Wheat**	(127)	Sep-2019	(2,950)	(2,931)	19
KC HRW Wheat**	39	Sep-2019	922	900	(22)
Lean Hogs**	(13)	Oct-2019	(405)	(368)	37
Lean Hogs**	135	Aug-2019	4,515	4,104	(411)
Live Cattle**	(25)	Sep-2019	(1,049)	(1,044)	5
Live Cattle**	60	Sep-2019	2,579	2,505	(74)
LME Lead**	28	Sep-2019	1,331	1,352	21
LME Nickel**	(33)	Sep-2019	(2,429)	(2,516)	(87)
LME Nickel**	36	Sep-2019	2,543	2,744	201
LME Primary Aluminum**	69	Sep-2019	3,072	3,106	34
LME Primary Aluminum**	(13)	Sep-2019	(585)	(585)	–
LME Zinc**	6	Sep-2019	372	375	3
LME Zinc**	6	Dec-2019	382	373	(9)
Low Sulphur Gasoil**	(20)	Sep-2019	(1,128)	(1,201)	(73)
Low Sulphur Gasoil**	36	Sep-2019	2,028	2,162	134
MSCI EAFE Index	(137)	Sep-2019	(12,972)	(13,175)	(203)
Natural Gas**	434	Aug-2019	10,151	9,904	(247)
NY Harbor ULSD**	9	Sep-2019	688	736	48
NY Harbor ULSD**	(33)	Sep-2019	(2,577)	(2,699)	(122)
NYMEX Cocoa**	4	Sep-2019	102	97	(5)
Palladium**	10	Sep-2019	1,490	1,538	48
Platinum**	41	Nov-2019	1,678	1,724	46
S&P 500 Index E-MINI	(180)	Sep-2019	(26,067)	(26,498)	(431)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized
Silver**	61	Sep-2019	$4,546	$4,679	$133
Silver**	42	Dec-2019	3,199	3,244	45
Soybean**	115	Nov-2019	5,396	5,307	(89)
Soybean**	64	Nov-2019	2,853	2,954	101
Soybean**	20	Aug-2019	900	905	5
Soybean Meal**	93	Dec-2019	3,018	3,003	(15)
Soybean Meal**	(76)	Dec-2019	(2,472)	(2,454)	18
Soybean Oil**	122	Dec-2019	2,057	2,110	53
Soybean Oil**	(79)	Dec-2019	(1,377)	(1,367)	10
Sugar No. 11**	168	Oct-2019	2,404	2,375	(29)
U.S. 2-Year Treasury Notes	(25)	Oct-2019	(5,379)	(5,379)	–
U.S. 10-Year Treasury Notes	(287)	Sep-2019	(35,805)	(36,727)	(922)
U.S. Ultra Long Treasury Bond	(25)	Sep-2019	(4,352)	(4,439)	(87)
Ultra 10-Year U.S. Treasury Notes	16	Sep-2019	2,200	2,210	10
Wheat**	178	Sep-2019	4,522	4,693	171
WTI Crude Oil**	79	Aug-2019	4,484	4,623	139

			$12,308	$13,002	$764

A list of the open forward foreign currency contracts held by the Fund at June 30, 2019 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/16/19	USD	72	INR	5,098	$2
Barclays PLC	07/16/19	INR	62,328	USD	891	(10)
BNP Paribas	07/11/19	USD	924	PLN	3,478	9
BNP Paribas	07/24/19	USD	1,120	CAD	1,493	23
BNP Paribas	07/24/19	CAD	2,890	USD	2,147	(66)
BNP Paribas	09/09/19	NZD	1,324	USD	877	(14)
Brown Brothers Harriman	07/10/19	EUR	435	USD	494	(2)
Brown Brothers Harriman	07/11/19	USD	1,095	PLN	4,181	27
Brown Brothers Harriman	07/29/19	USD	304	JPY	32,528	(2)
Brown Brothers Harriman	09/20/19	USD	199	NOK	1,694	1
Citigroup	07/10/19	EUR	1,129	USD	1,276	(11)
Citigroup	07/16/19	USD	1,412	INR	99,345	24
Citigroup	07/29/19	JPY	545,486	USD	5,004	(71)
Credit Suisse First Boston	08/29/19	MXN	21,790	USD	1,092	(31)
Deutsche Bank	07/10/19	EUR	6,146	USD	6,907	(99)
Goldman Sachs	07/16/19	INR	79,151	USD	1,127	(17)
HSBC	08/09/19	USD	443	CNY	3,072	4
HSBC	08/09/19	CNY	3,070	USD	447	–
HSBC	08/29/19	USD	1,099	MXN	22,117	40
JPMorgan Chase Bank	07/10/19	EUR	993	USD	1,113	(18)
JPMorgan Chase Bank	07/11/19	PLN	4,191	USD	1,092	(33)
JPMorgan Chase Bank	08/02/19	USD	687	BRL	2,640	–
JPMorgan Chase Bank	08/28/19	GBP	851	USD	1,087	1
Morgan Stanley	07/10/19	EUR	618	USD	693	(11)
Morgan Stanley	07/11/19	USD	1,143	PLN	4,309	13
Morgan Stanley	07/12/19	USD	955	PEN	3,161	6
Morgan Stanley	07/12/19	PEN	15,143	USD	4,555	(49)
RBS	07/10/19	USD	3,959	EUR	3,492	20
RBS	07/11/19	USD	903	HUF	255,864	–

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	07/02/19	USD	684	BRL	2,620	$(1)
Standard Bank	07/10/19	USD	1,171	EUR	1,038	13
Standard Bank	07/16/19	USD	1,424	INR	100,659	31
Standard Bank	09/11/19	USD	924	TWD	28,469	(2)

						$(223)

A list of open OTC swap agreements held by the Fund at June 30, 2019, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	$(164)	$(17)	$ (17)	$ —
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2049	(634)	(63)	(51)	(12)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	(835)	(83)	(63)	(20)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	(261)	(26)	(17)	(9)
Citigroup	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	245	8	17	(9)
Citigroup	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	257	8	18	(10)
Citigroup	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	258	8	18	(10)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(65)	(6)	(7)	1
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(3)	(3)	—
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(254)	(27)	(33)	6
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(3)	(3)	—
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(16)	(1)	(1)	—
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(194)	(19)	(17)	(2)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(89)	(9)	(12)	3
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(356)	(36)	(46)	10
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(52)	(5)	(7)	2
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(20)	(2)	(3)	1
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(106)	(11)	(13)	2
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(220)	(22)	(28)	6
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(3)	—	—	—
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(3)	(4)	1
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(250)	(25)	(33)	8
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(20)	(26)	6
Goldman Sachs	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2049	964	(10)	12	(22)
Goldman Sachs	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	216	(2)	2	(4)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	2,641	(27)	32	(59)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	3,320	(34)	34	(68)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	881	(9)	12	(21)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	25	—	—	—
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	73	(1)	1	(2)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	996	(10)	10	(20)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(1,324)	(132)	2	(134)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(1,093)	(109)	(75)	(34)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(227)	(23)	(15)	(8)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(812)	(82)	(52)	(30)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(42)	(4)	(2)	(2)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(290)	(29)	(32)	3
CGG	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(254)	(25)	(34)	9
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(240)	(24)	(33)	9
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(36)	(4)	(6)	2
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(365)	(36)	(42)	6
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(523)	(53)	(61)	8
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(731)	(73)	(83)	10
JPMorgan Chase	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(503)	(50)	(62)	12

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	$(731)	$(73)	$ (81)	$ 8
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(783)	(78)	(85)	7
JPMorgan Chase	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(175)	(17)	(22)	5
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(1,045)	(104)	(118)	14
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(727)	(73)	(85)	12
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(329)	(33)	(45)	12
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(222)	(22)	(24)	2
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(330)	(33)	(36)	3
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(471)	(47)	(57)	10
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(141)	(14)	(17)	3
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(112)	(11)	(13)	2
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(1,106)	(111)	(120)	9
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(113)	(11)	(13)	2
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	34	77	(43)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	34	80	(46)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,287	41	91	(50)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	523	17	42	(25)
Credit Suisse	CMBX-A-.6	Sell	2.00%	Monthly	05/11/2063	(1,305)	3	(29)	32
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2049	(276)	(27)	(45)	18
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2049	(198)	(20)	(32)	12
Citigroup	CMBX-BBB	Sell	3.00%	Monthly	05/11/2049	(172)	(17)	(26)	9
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2063	(188)	(19)	(29)	10

							$(1,675)	$ (1,310)	$ (365)

Total Return Swaps**
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Macquarie Bank Limited	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 9 BPS	INDEX RETURN	Monthly	07/24/2019	USD	(12,764)	$(31)	$–	$(31)
Macquarie Bank Limited	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 16.5 BPS	INDEX RETURN	Monthly	07/24/2019	USD	(995)	(2)	–	(2)
Merrill Lynch	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Monthly	07/24/2019	USD	(12,157)	(29)	–	(29)
Merrill Lynch	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 13 BPS	INDEX RETURN	Monthly	07/24/2019	USD	(1,622)	(4)	–	(4)
Societe Generale	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	07/24/2019	USD	(7,442)	(18)	–	(18)
Societe Generale	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 14 BPS	INDEX RETURN	Monthly	07/24/2019	USD	(1,768)	(3)	–	(3)

								$(87)	$–	$(87)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2019, are as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NA.HY.32	Buy	1.00%	Quarterly	06/20/2024	7,070	$(151)	$(129)	$(22)

						$(151)	$(129)	$(22)

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH NOK - NIBOR	1.3775%	Annually	06/22/2020	NOK	422,650	$(189)	$–	$(189)
2.1495%	3-MONTH USD - LIBOR	Quarterly	06/04/2029	USD	6,250	(100)	–	(100)
1.501%	6-MONTH GBP - LIBOR	Semi-Annually	03/01/2029	GBP	1,165	(66)	–	(66)
1.515%	6-MONTH GBP - LIBOR	Semi-Annually	03/01/2029	GBP	2,875	(164)	–	(164)
2.18625%	6-MONTH NOK -NIBOR	Semi-Annually	08/31/2028	NOK	46,790	(177)	–	(177)
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	1,075	(43)	–	(43)
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	10,400	(421)	–	(421)
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,490	18	–	18
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,490	19	–	19
1.60%	3-MONTH USD - LIBOR	Quarterly	10/25/2026	USD	6,110	117	–	117
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	2,717	(92)	–	(92)
2.49	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,710	(67)	–	(67)
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,190	(82)	–	(82)
3-MONTH USD - LIBOR	2.31%	Quarterly	05/18/2025	USD	2,820	(81)	–	(81)
3-MONTH USD - LIBOR	2.896%	Semi-Annually	09/10/2023	USD	7,705	417	–	417
3MSTIBOR	-.005493%	Annually	06/07/2021	SEK	241,757	20	–	20
2.033%	3-MONTH USD - LIBOR	Quarterly	06/04/2021	USD	3,129	(13)	–	(13)
3MSTIBOR	2.00%	Annually	06/04/2021	SEK	129,963	81	–	81
2.2875%	3-MONTH USD - LIBOR	Quarterly	05/24/2021	USD	10,180	(89)	–	(89)
CAD/BA/3M/CDOR	1.9975%	Semi-Annually	05/22/2021	CAD	17,540	42	–	42
2.51%	3-MONTH USD - LIBOR	Quarterly	04/18/2021	USD	1,560	(18)	–	(18)
6-MONTH NOK - NIBOR	1.78%	Annually	04/18/2021	NOK	291,390	16	–	16
2.403%	3-MONTH USD - LIBOR	Quarterly	04/02/2021	USD	7,800	(73)	–	(73)
2.3935%	3-MONTH USD - LIBOR	Quarterly	04/02/2021	USD	7,800	(71)	–	(71)
2.631%	3-MONTH USD - LIBOR	Quarterly	03/05/2021	USD	7,975	(103)	–	(103)
1.99%	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,760	(27)	–	(27)
2.247%	3-MONTH USD - LIBOR	Quarterly	07/01/2049	USD	330	(1)	–	(1)

						$(1,147)	$–	$(1,147)

A list of the reverse repurchase agreements outstanding as of June 30, 2019 was as follows:

Principle amount ($ Thousands)	Counterparty		Value ($ Thousands)
$(32,254)	JPMorgan Chase	2.65%	$(32,254)
(23,203)	JPMorgan Chase	2.59%	(23,203)
(33,541)	JPMorgan Chase	2.57%	(33,541)
(29,081)	JPMorgan Chase	2.57%	(29,081)
(21,836)	JPMorgan Chase	2.57%	(21,836)
(42,282)	JPMorgan Chase	2.55%	(42,282)
(16,440)	JPMorgan Chase	2.52%	(16,439)

			$(198,636)

Percentages are based on Net Assets of $867,103 ($ Thousands).
*	Non-income producing security.
**	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary, Ltd. as of June 30, 2019.
‡	Real Estate Investment Trust.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral securities sold short.
(C)	Securities considered illiquid. The total value of such securities as of June 30, 2019 was $1,894 ($ Thousands) and represented 0.2% of the Net Assets of the Fund.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $64,738 ($ Thousands), representing 7.5% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Refer to table below for details on Options Contracts.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

BRL – Brazilian Real

CAD – Canadian Dollar

Cl – Class

CMBX – A series of indices designed to reflect the creditworthiness of commercial mortgage-backed securities.

CMO – Collateralized Mortgage Obligation

CNY – Chinese Yuan

CPI – Consumer Price Index

EAFE – Europe, Australasia and Far East

EUR – Euro

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

HRW – Hard Red Winter

HUF – Hungarian Forint

ICE– Intercontinental Exchange

INR – Indian Rupee

IO – Interest Only

JPY – Japanese Yen

LIBOR – London Interbank Offered Rate

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

MXN – Mexican Peso

NIBOR – Norwegian Interbank Offered Rate

NOK – Norwegian Krone

NZD – New Zealand Dollar

OTC – Over the counter

PEN – Peruvian Sol

PLC – Public Limited Company

PLN – Polish Zloty

S&P – Standard & Poor’s

SEK – Swedish Krona

Ser – Series

TWD – Taiwan Dollar

ULSD – Ultra Low-Sulphur Diesel

USD – United States Dollar

VAR – Variable Rate

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$564,030	$–	$564,030
Common Stock	245,467	–	–	245,467
Corporate Obligations	–	80,621	–	80,621
Mortgage-Backed Securities	–	64,166	–	64,166
U.S. Government Agency Obligations	–	53,125	–	53,125
Asset-Backed Securities	–	17,765	–	17,765
Sovereign Debt	–	12,518	–	12,518

Total Investments in Securities	$245,467	$792,225	$–	$1,037,692

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	(112,126)	–	–	(112,126)

Total Securities Sold Short	$(112,126)	$–	$–	$(112,126)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$289	$–	$–	$289
Written Options	(66)	–	–	(66)
Futures Contracts *
Unrealized Appreciation	4,205	–	–	4,205
Unrealized Depreciation	(3,441)	–	–	(3,441)
Forwards Contracts *
Unrealized Appreciation	–	214	–	214
Unrealized Depreciation	–	(437)	–	(437)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	–	275	–	275
Unrealized Depreciation	–	(640)	–	(640)
Total Return Swaps *
Unrealized Depreciation	–	(87)	–	(87)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	–	(22)	–	(22)
Interest Rate Swaps *
Unrealized Appreciation	–	730	–	730
Unrealized Depreciation	–	(1,877)	–	(1,877)
Reverse Repurchase Agreements	–	(198,636)	–	(198,636)

Total Other Financial Instruments	$987	$(200,480)	$–	$(199,493)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Inflation Managed Fund (Continued)

As of June 30, 2019, Multi-Asset Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $18.7 million. As of June 30, 2019, Multi-Asset Inflation Managed Fund is the buyer (“receiving protection”) on a total notional amount of $20.8 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	-	$(1,742,666)	-	$(1,742,666)
Maximum potential amount of future payments	-	-	18,681,000	-	18,681,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	1,305,000	1,305,000
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	17,376,000	17,376,000
Total	$-	$-	$-	$-	$18,681,000	$18,681,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

*The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 40.2%
U.S. Treasury Bills
2.470%, 08/08/2019 (A)	$36,914	$36,834
2.385%, 08/15/2019 (A)	147,497	147,111
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,764	2,361
3.625%, 04/15/2028	222	285
3.375%, 04/15/2032	710	972
2.500%, 01/15/2029	1,428	1,718
2.375%, 01/15/2025	2,084	2,328
2.375%, 01/15/2027	1,320	1,525
2.125%, 02/15/2040	714	914
2.125%, 02/15/2041	971	1,251
2.000%, 01/15/2026	2,337	2,601
1.750%, 01/15/2028	1,682	1,885
1.375%, 02/15/2044	1,635	1,855
1.250%, 07/15/2020	1,031	1,038
1.125%, 01/15/2021	3,035	3,059
1.000%, 02/15/2046	1,417	1,485
1.000%, 02/15/2048	1,461	1,537
1.000%, 02/15/2049	533	555
0.875%, 01/15/2029	15,823	16,654
0.875%, 02/15/2047	1,582	1,612
0.750%, 07/15/2028	2,677	2,789
0.750%, 07/15/2028	687	716
0.750%, 02/15/2042	1,548	1,554
0.750%, 02/15/2045	1,948	1,926
0.625%, 07/15/2021	2,081	2,093
0.625%, 04/15/2023	3,249	3,287
0.625%, 01/15/2024	3,570	3,632
0.625%, 01/15/2026	1,996	2,044
0.625%, 02/15/2043	924	896
0.500%, 04/15/2024	2,574	2,606
0.500%, 01/15/2028	2,592	2,634
0.375%, 07/15/2023	2,122	2,139
0.375%, 07/15/2025	3,700	3,741
0.375%, 01/15/2027	2,853	2,873
0.375%, 07/15/2027	2,772	2,798
0.250%, 01/15/2025	3,614	3,617
0.125%, 04/15/2020	888	879
0.125%, 04/15/2021	3,682	3,648
0.125%, 01/15/2022	3,457	3,435
0.125%, 04/15/2022	4,354	4,320
0.125%, 07/15/2022	4,803	4,789
0.125%, 01/15/2023	3,864	3,842
0.125%, 07/15/2024	4,636	4,628
0.125%, 07/15/2026	2,309	2,293

Total U.S. Treasury Obligations (Cost $291,687) ($ Thousands)		294,759

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (A) – 24.3%
Ameren Corp
2.606%, 07/08/2019	$7,500	$7,495
2.606%, 07/17/2019	500	499
2.556%, 07/08/2019	4,000	3,997
Anheuser-Busch
2.739%, 08/06/2019	6,500	6,482
Arizona Public Service
2.461%, 07/05/2019	1,250	1,249
AT&T Inc
2.821%, 08/05/2019	6,000	5,984
2.718%, 12/10/2019	1,500	1,482
B A T International
2.922%, 07/11/2019	6,750	6,744
Banco Santander
2.516%, 08/06/2019	3,750	3,740
CenterPoint Energy Inc
2.565%, 07/24/2019	9,000	8,984
Cigna
2.655%, 07/02/2019	6,000	5,998
Compass Group PLC
2.545%, 07/22/2019	7,250	7,239
CRH America Finance Inc
2.819%, 08/13/2019	6,000	5,980
Dominion Gas Holdings LLC
2.626%, 07/02/2019	8,000	7,998
DowDuPont Inc
2.747%, 08/12/2019	6,250	6,230
EI du Pont de Nemours
2.733%, 07/01/2019	6,000	5,999
Enbridge US Inc
2.676%, 07/11/2019	5,250	5,245
ENI Finance USA Inc
2.749%, 08/20/2019	7,500	7,471
Fortive Corp
2.637%, 07/22/2019	4,250	4,243
2.637%, 07/23/2019	1,000	998
2.626%, 07/25/2019	1,750	1,747
Gulf Power Co
2.472%, 07/10/2019	1,250	1,249
Hyundai Capital America
2.789%, 07/22/2019	2,500	2,496
Interpublic Group of Cos Inc/The
2.606%, 07/05/2019	6,250	6,247
Intesa Sanpaolo Funding LLC
2.901%, 07/22/2019	250	249
2.891%, 08/16/2019	6,750	6,725
2.881%, 08/21/2019	344	343
Kaiser Foundation Hospitals
2.416%, 09/11/2019	750	746
Michelin Luxembourg SCS
2.698%, 09/09/2019	5,000	4,974

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Mondelez International
2.628%, 07/11/2019		$6,250	$6,244
National Grid
2.576%, 07/22/2019		6,750	6,739
Nissan Motor
2.755%, 10/04/2019		6,500	6,456
Puget Sound Engergy Inc
2.507%, 08/02/2019		6,500	6,484
Reckitt Benckiser Treasury Services
2.679%, 09/06/2019		6,000	5,972
Sempra Energy
2.861%, 08/02/2019		4,000	3,990
Sherwin-Williams Co/The
2.696%, 07/16/2019		1,250	1,249
Swedbank
2.415%, 09/16/2019		750	746
VW Credit Inc
2.769%, 07/10/2019		6,750	6,744
Walgreens Boots Alliance Inc
2.614%, 08/30/2019		4,500	4,480

Total Commercial Paper (Cost $177,952) ($ Thousands)			177,937

SOVEREIGN DEBT – 14.6%

Japan Treasury Discount Bill
-0.166%, 08/13/2019 (A)(B)	JPY	7,759,000	72,029
Japanese Government CPI Linked Bond
0.100%, 03/10/2026		2,463,119	23,715
0.100%, 03/10/2027		1,117,861	10,810

Total Sovereign Debt (Cost $105,965) ($ Thousands)			106,554

U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.3%
FHLB
1.875%, 07/07/2021		$8,305	8,313
FHLMC
1.375%, 05/01/2020		30,320	30,147

Total U.S. Government Agency Obligations (Cost $38,318) ($ Thousands)			38,460

	Shares

EXCHANGE TRADED FUNDS – 5.0%
United States – 5.0%
iShares Core S&P 500 ETF		53,136	15,662
iShares MSCI Emerging Markets ETF		121,660	5,220

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS (continued)
Vanguard S&P 500 ETF	58,148	$15,651

		36,533

Total Exchange Traded Funds (Cost $33,434) ($ Thousands)		36,533

	Face Amount (Thousands)
MORTGAGE-BACKED SECURITY – 0.0%
Agency Mortgage-Backed Obligations – 0.0%
FNMA TBA
5.000%,07/15/2038	$200	211

Total Agency Mortgage-Backed Security (Cost $211) ($ Thousands)		211

Total Investments in Securities – 89.4% (Cost $647,567) ($ Thousands)		$654,454

	Contracts

PURCHASED OPTIONS* – 0.0%

Total Purchased Options(C) (Cost $221) ($ Thousands)	24,352,727	$117

WRITTEN OPTIONS* – 0.0%

Total Written Options(C) (Premiums Received $330) ($ Thousands)	(297,749,118)	$(173)

PURCHASED SWAPTIONS* – 0.0%

Total Purchased Swaptions(D) (Cost $281) ($ Thousands)	75,930,000	$–

WRITTEN SWAPTIONS* – 0.0%

Total Written Swaptions(D) (Premiums Received $209) ($ Thousands)	(151,860,000)	$(35)

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Capital Stability Fund (Continued)

A list of open exchange traded options held by the Fund at June 30, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS – 0.0%

Put Options
EUR CALL USD*	3,380,000	$2,968	$0.90	07/20/19	$1
SPDR S&P 500 ETF Trust*	441	13,038	283.00	07/20/19	45
SPDR S&P 500 ETF Trust*	436	12,891	284.00	07/20/19	55

		28,897			101

Call Options
USD CALL CHN*	20,971,850	144,140	6.91	08/17/19	16

Total Purchased Options		$173,037			$117

WRITTEN OPTIONS – 0.0%

Put Options
Aug 19, J.P. Morgan Chase Bank*	(20,304,150)	$(139,551)	6.69	08/17/19	$(3)
July 19, Bank of America, N.A.*	(3,380,000)	(2,968)	0.92	07/20/19	–
SPDR S&P 500 ETF Trust*	(877)	(25,929)	271.00	07/20/19	(35)

		(168,448)			(38)

Call Options
Aug 19 Calls, HSBC Bank USA, N.A.*	(15,240,000)	(58,410)	4.00	08/17/19	(26)
Dec 19 Calls, Natwest Markets*	(209,894,400)	(13,239,089)	68.33	12/21/19	(38)
July 19 Calls on VIX*	(431)	(606)	17.00	07/20/19	(39)
July 19 Calls, Dec 19 Calls, Morgan Stanley Capital Services LLC*	(8,192,000)	(31,398)	4.00	07/20/19	(9)
July 19 Calls, Natwest Markets*	(16,107,060)	(61,734)	4.26	07/20/19	(1)
Nove 19 Calls, Natwest Markets*	(20,590,200)	(119,011)	8.20	11/16/19	(19)
Oct 19 Calls, J.P. Morgan Chase Bank*	(4,040,000)	(23,367)	8.00	10/19/19	(3)

		(13,533,615)			(135)

Total Written Options		$(13,702,063)			$(173)

A list of open exchange traded swaptions held by the Fund at June 30, 2019, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTION – 0.0%

Put Swaptions – 0.0%
IRS CITIBANK*	Citibank	75,930,000	$0.02	07/05/2019	$-

Total Purchased Swaption					$-

	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN SWAPTIONS – 0.0%

Puts – 0.0%
July IRS, CITIBANK*	Citibank	(75,930,000)	$0.02	07/05/19	$-

Calls – 0.0%
July Calls IRS, CITIBANK*	Citibank	(75,930,000)	$0.02	07/05/19	(35)

Total Written Swaptions					$(35)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Capital Stability Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Amsterdam Index	20	Jul-2019	$2,501	$2,555	$10
CAC40 10 Euro Index	30	Jul-2019	1,845	1,890	13
Canadian 10-Year Bond	172	Sep-2019	18,160	18,813	135
CBOE Volatility Index	125	Jul-2019	2,016	1,941	(75)
DAX Index	4	Sep-2019	1,375	1,411	11
Euro-Bund	65	Sep-2019	12,472	12,787	128
Euro-OAT	98	Sep-2019	17,902	18,400	247
FTSE 100 Index	31	Sep-2019	2,869	2,907	(3)
FTSE MIB Index	13	Sep-2019	1,524	1,566	15
IBEX	14	Jul-2019	1,435	1,462	2
Japanese 10-Year Bond	(23)	Sep-2019	(32,620)	(32,843)	(89)
Long Gilt 10-Year Bond	59	Sep-2019	9,695	9,784	56
MSCI EAFE Index	332	Sep-2019	31,268	31,927	659
MSCI Emerging Markets	160	Sep-2019	8,221	8,427	206
NASDAQ 100 Index E-MINI	47	Sep-2019	7,112	7,232	121
Nikkei 225 Index	32	Sep-2019	6,251	6,314	21
OMX Stockholm 30	111	Jul-2019	1,866	1,939	22
Russell 2000 Index E-MINI	82	Sep-2019	6,310	6,425	115
S&P 500 Index E-MINI	193	Sep-2019	28,023	28,411	388
S&P TSX 60 Index	45	Sep-2019	6,550	6,734	24
SPI 200 Index	78	Sep-2019	8,765	8,975	18
U.S. 5-Year Treasury Note	426	Oct-2019	49,795	50,334	539
U.S. 10-Year Treasury Note	404	Sep-2019	50,906	51,699	793
U.S. Long Treasury Bond	23	Sep-2019	3,523	3,578	55
U.S. Ultra Long Treasury Bond	67	Sep-2019	11,552	11,897	345

			$259,315	$264,565	$3,756

A list of the open forward foreign currency contracts held by the Fund at June 30, 2019 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	08/06/19	USD	2,075	CNY	14,281	$6
ANZ	09/12/19	USD	549	JPY	58,552	(3)
Bank of America	07/10/19 - 07/11/19	EUR	1,580	USD	1,786	(15)
Bank of America	07/12/19	COP	1,627,453	USD	508	1
Bank of America	07/31/19	USD	504	TRY	2,961	–
Bank of America	08/06/19	USD	503	CNH	3,490	5
Bank of America	08/06/19	RUB	64,823	USD	1,012	(10)
Bank of America	08/26/19	KRW	594,179	USD	515	1
Bank of America	08/28/19	USD	775	GBP	610	4
Barclays PLC	07/10/19	EUR	451	GBP	386	(22)
Barclays PLC	07/10/19	USD	1,018	EUR	895	2
Barclays PLC	07/11/19	USD	510	CZK	11,664	13
Barclays PLC	07/11/19	HUF	146,043	EUR	452	(1)
Barclays PLC	07/16/19	USD	1,723	INR	122,141	43
Barclays PLC	07/16/19	ILS	1,822	USD	506	(6)
Barclays PLC	07/16/19	INR	52,773	USD	739	(24)
Barclays PLC	08/06/19	USD	251	CNH	1,745	3
Barclays PLC	08/21/19	USD	1,094	MYR	4,544	5
Barclays PLC	08/21/19	MYR	3,516	USD	851	1

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	08/21/19	MYR	10,071	USD	2,407	$(30)
Barclays PLC	08/26/19	USD	769	KRW	904,798	15
Barclays PLC	08/26/19	KRW	301,620	USD	254	(8)
Barclays PLC	09/11/19	USD	1,034	TWD	32,176	8
BNP Paribas	07/10/19 - 07/11/19	EUR	2,929	USD	3,322	(16)
BNP Paribas	07/11/19	CZK	21,953	EUR	855	(8)
BNP Paribas	07/31/19	USD	504	TRY	2,961	–
BNP Paribas	09/09/19	NZD	1,554	USD	1,035	(10)
Brown Brothers Harriman	07/10/19	EUR	10	USD	11	–
Brown Brothers Harriman	07/10/19	EUR	188	USD	211	(3)
Brown Brothers Harriman	07/11/19	USD	459	CZK	10,360	5
Brown Brothers Harriman	07/11/19	USD	2,354	PLN	8,942	45
Brown Brothers Harriman	07/24/19	CAD	693	USD	514	(17)
Brown Brothers Harriman	07/24/19 - 09/13/19	USD	2,418	CAD	3,221	50
Brown Brothers Harriman	07/31/19	TRY	3,733	USD	630	(4)
Brown Brothers Harriman	08/06/19	USD	1,407	CNH	9,568	(15)
Brown Brothers Harriman	08/29/19	MXP	4,933	USD	254	–
Brown Brothers Harriman	09/09/19	USD	496	NZD	750	8
Brown Brothers Harriman	09/18/19	USD	47	ZAR	683	1
Brown Brothers Harriman	09/20/19	SEK	46	USD	5	–
Brown Brothers Harriman	09/20/19	NOK	95	USD	11	–
Brown Brothers Harriman	12/13/19	JPY	87,372	USD	808	(14)
Brown Brothers Harriman	05/10/21	GBP	–	USD	–	–
Citigroup	07/10/19	USD	758	EUR	673	9
Citigroup	07/10/19	EUR	2,252	USD	2,538	(29)
Citigroup	07/11/19	USD	512	HUF	147,366	8
Citigroup	07/11/19	CZK	28,981	USD	1,262	(36)
Citigroup	07/16/19	ILS	1,808	USD	510	2
Citigroup	07/24/19	USD	757	CAD	1,015	20
Citigroup	08/06/19	CNY	3,454	USD	498	(5)
Citigroup	08/28/19	GBP	202	USD	258	–
Citigroup	08/29/19	USD	513	MXP	9,812	(7)
Citigroup	09/12/19	CHF	1,127	USD	1,144	(19)
Citigroup	09/13/19	NZD	3,281	USD	2,164	(42)
Citigroup	09/13/19	JPY	3,692,337	USD	34,178	(294)
Citigroup	09/20/19	USD	768	NOK	6,522	(1)
Citigroup	09/20/19	USD	774	SEK	7,124	(1)
Citigroup	12/13/19	USD	1,290	JPY	140,275	29
Credit Suisse First Boston	07/10/19	USD	1,055	EUR	935	11
Credit Suisse First Boston	07/11/19	USD	764	HUF	217,917	6
Credit Suisse First Boston	09/12/19	CHF	997	USD	1,028	(2)
Deutsche Bank	07/10/19	EUR	942	USD	1,069	(5)
Deutsche Bank	07/11/19	USD	1,284	EUR	1,141	16
Deutsche Bank	07/11/19	HUF	219,240	USD	772	(2)
Goldman Sachs	07/02/19 - 07/22/19	USD	1,284	BRL	5,092	43
Goldman Sachs	07/02/19 - 07/22/19	BRL	4,038	USD	1,012	(40)
Goldman Sachs	07/11/19	USD	506	CZK	11,586	13
Goldman Sachs	07/11/19	EUR	898	USD	1,019	(5)
Goldman Sachs	07/11/19	PLN	2,125	USD	553	(17)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	07/16/19	USD	509	ILS	1,809	$(1)
Goldman Sachs	07/16/19	USD	2,848	INR	200,023	44
Goldman Sachs	07/16/19	INR	34,939	USD	496	(10)
Goldman Sachs	08/06/19	USD	1,811	RUB	117,664	45
Goldman Sachs	08/21/19	USD	1,554	MYR	6,328	(23)
Goldman Sachs	08/26/19	USD	781	KRW	902,431	–
Goldman Sachs	08/29/19	USD	807	MXP	15,631	(1)
Goldman Sachs	09/09/19	USD	771	NZD	1,150	2
Goldman Sachs	09/12/19	JPY	58,552	USD	551	4
HSBC	07/10/19	USD	636	EUR	567	11
HSBC	07/11/19	PLN	1,942	USD	509	(12)
HSBC	07/16/19	USD	760	ILS	2,704	(1)
HSBC	07/16/19	INR	35,164	USD	500	(8)
HSBC	07/31/19	USD	758	TRY	4,439	(3)
HSBC	08/06/19	USD	1,133	CNH	7,856	10
HSBC	08/06/19	CNH	4,737	USD	682	(7)
HSBC	08/26/19	KRW	1,184,872	USD	999	(26)
HSBC	09/11/19	USD	1,280	TWD	39,552	2
JPMorgan Chase Bank	07/02/19	USD	255	BRL	985	2
JPMorgan Chase Bank	07/02/19	BRL	979	USD	252	(4)
JPMorgan Chase Bank	07/16/19	USD	505	INR	35,127	3
JPMorgan Chase Bank	07/16/19	INR	53,528	USD	769	(5)
JPMorgan Chase Bank	08/06/19	CNH	8,830	USD	1,283	(2)
JPMorgan Chase Bank	08/26/19	USD	512	KRW	602,082	10
JPMorgan Chase Bank	08/28/19	GBP	1,096	USD	1,399	1
JPMorgan Chase Bank	09/11/19	TWD	46,142	USD	1,473	(22)
Morgan Stanley	07/02/19	USD	675	BRL	2,636	13
Morgan Stanley	07/22/19	USD	256	BRL	982	–
Morgan Stanley	07/11/19	USD	757	CZK	17,323	18
Morgan Stanley	07/16/19	USD	504	INR	35,105	4
Morgan Stanley	07/16/19	INR	105,942	USD	1,516	(16)
Morgan Stanley	07/24/19	CAD	678	USD	507	(12)
Morgan Stanley	08/01/19	BRL	1,220	USD	317	(1)
Morgan Stanley	08/06/19	USD	243	RUB	16,098	10
Morgan Stanley	08/26/19	USD	747	KRW	885,960	20
Morgan Stanley	08/28/19	GBP	403	USD	509	(5)
Morgan Stanley	09/13/19	USD	1,849	CAD	2,447	26
Morgan Stanley	09/13/19	JPY	7,782,876	USD	71,650	(1,013)
RBS	07/10/19	GBP	386	USD	504	12
RBS	08/28/19	GBP	403	USD	512	(2)
RBS	07/10/19	USD	2,538	EUR	2,262	40
RBS	07/12/19	USD	649	CLP	452,122	18
RBS	07/12/19	USD	511	COP	1,672,585	10
RBS	07/12/19	USD	515	COP	1,635,127	(6)
RBS	07/12/19	CLP	452,122	USD	648	(18)
RBS	07/12/19	COP	1,680,259	USD	507	(16)
RBS	07/16/19	ILS	7,113	USD	2,005	9
RBS	07/22/19	BRL	2,376	USD	590	(29)

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
RBS	08/02/19	USD	480	BRL	1,843	$(1)
RBS	08/29/19	MXP	20,511	USD	1,059	2
RBS	09/05/19	USD	1,029	AUD	1,471	5
RBS	09/09/19	USD	538	NZD	804	2
RBS	12/13/19	JPY	54,912	USD	507	(9)
Societe Generale	09/12/19	USD	1,220	CHF	1,200	20
Standard Bank	07/16/19	INR	52,061	USD	743	(10)
Standard Bank	08/06/19	CNH	9,568	USD	1,393	1
Standard Bank	08/22/19	USD	772	SGD	1,043	–
Standard Bank	08/22/19	SGD	3,758	USD	2,757	(24)
Standard Bank	09/11/19	USD	521	TWD	16,033	(1)
Standard Bank	09/11/19	TWD	15,943	USD	510	(7)
Standard Bank	09/12/19	JPY	55,118	USD	514	–
UBS	08/26/19	USD	254	KRW	300,897	7
UBS	08/26/19	USD	514	KRW	592,636	(1)
UBS	09/11/19	TWD	25,675	USD	820	(12)

						$(1,295)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2019, are as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.S32V1-5Y	Sell	1.00%	Quarterly	06/20/2024	(17,663)	$379	$318	$61
CDX-NAHYS31V3-5Y	Sell	5.00%	Quarterly	12/20/2023	(4,297)	342	287	55
CDX-NAHYS32V1-5Y	Sell	5.00%	Quarterly	06/20/2024	(5,560)	418	396	22
CDX-NAIGS31V1-5Y	Sell	1.00%	Quarterly	12/20/2023	(3,510)	79	66	13
CDX-NAIGS32V1-5Y	Sell	1.00%	Quarterly	06/20/2024	(4,750)	101	97	4
ITRAXX.EUR.XOVER	Sell	5.00%	Quarterly	12/20/2023	(400)	44	42	2
ITRAXX.EUR.XOVER	Sell	5.00%	Quarterly	12/20/2023	(330)	36	40	(4)
ITRAXX.EUR.XOVER	Sell	5.00%	Quarterly	06/20/2024	(1,010)	131	128	3

						$1,530	$1,374	$156

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH NZD - BKBM	2.86%	Semi-Annually	10/05/2028	NZD	660	$ 44	$ –	$ 44
3-MONTH NZD - BKBM	1.93%	Semi-Annually	06/13/2029	NZD	1,350	12	–	12
6-MONTH AUD - BBSW	1.73%	Semi-Annually	06/12/2029	AUD	1,400	17	–	17
3-MONTH NZD - BKBM	1.91%	Semi-Annually	06/11/2029	NZD	1,230	9	–	9
6-MONTH AUD - BBSW	1.69%	Semi-Annually	06/11/2029	AUD	1,500	14	–	14
3-MONTH NZD - BKBM	2.24%	Semi-Annually	04/08/2029	NZD	850	24	–	24
6-MONTH AUD - BBSW	2.13%	Semi-Annually	04/05/2029	AUD	650	25	–	25
3-MONTH NZD - BKBM	2.36%	Semi-Annually	03/20/2029	NZD	970	38	–	38
6-MONTH AUD - BBSW	2.22%	Semi-Annually	03/19/2029	AUD	1,230	55	–	55
3-MONTH NZD - BKBM	2.46%	Semi-Annually	03/08/2029	NZD	750	34	–	34
6-MONTH AUD - BBSW	2.31%	Semi-Annually	03/07/2029	AUD	770	39	–	39
3-MONTH NZD - BKBM	2.47%	Semi-Annually	03/04/2029	NZD	580	27	–	27
6-MONTH AUD - BBSW	2.38%	Semi-Annually	03/01/2029	AUD	690	38	–	38

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Capital Stability Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH NZD - BKBM	2.46%	Semi-Annually	02/26/2029	NZD	1,410	$64	$–	$64
6-MONTH AUD - BBSW	2.31%	Semi-Annually	02/25/2029	AUD	1,440	73	–	73
3-MONTH NZD - BKBM	2.49%	Semi-Annually	02/19/2029	NZD	1,420	68	–	68
6-MONTH AUD - BBSW	2.37%	Semi-Annually	02/18/2029	AUD	1,670	91	–	91
3-MONTH NZD - BKBM	2.40%	Semi-Annually	02/11/2029	NZD	2,410	101	–	101
6-MONTH AUD - BBSW	2.34%	Semi-Annually	02/08/2029	AUD	2,690	140	–	140
3-MONTH NZD - BKBM	2.51%	Semi-Annually	02/05/2029	NZD	1,670	82	–	82
6-MONTH AUD - BBSW	2.46%	Semi-Annually	02/04/2029	AUD	1,860	112	–	112
6-MONTH AUD - BBSW	2.59%	Semi-Annually	01/21/2029	AUD	1,510	105	–	105
3-MONTH NZD - BKBM	2.79%	Semi-Annually	12/11/2028	NZD	2,360	144	–	144
6-MONTH AUD - BBSW	2.67%	Semi-Annually	12/10/2028	AUD	1,680	122	–	122
6-MONTH AUD - BBSW	1.53%	Semi-Annually	06/21/2029	AUD	1,310	(2)	–	(2)
3-MONTH NZD - BKBM	1.73%	Semi-Annually	06/24/2029	NZD	1,270	(5)	–	(5)

						$1,471	$–	$1,471

Percentages are based on Net Assets of $732,366 ($ Thousands).
*	Non-income producing security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(C)	Refer to table below for details on Options Contracts.

AUD – Australian Dollar

BBSW – Bank Bill Swap Rate

BKBM – Bank Bill Benchmark Rate

BRL – Brazilian Real

CAD – Canadian Dollar

CBOE – Chicago Board of Exchange

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Offshore

COP – Colombian Peso

CZK – Czech Koruna

CPI – Consumer Price Index

DAX – German Stock Index

DN – Discount Note

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

EUR – Euro

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FTSE – Financial Times Stock Exchange

GBP – British Pound Sterling

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

MSCI – Morgan Stanley Capital International

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

RUB – Russian Ruble

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

SEK – Swedish Krona

SGD – Singapore Dollar

SPI – Share Price Index

TBA – To Be Announced

TRY – Turkish Lira

TSX – Toronto Stock Exchange

TWD – Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Capital Stability Fund (Continued)

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$294,759	$–	$294,759
Commercial Paper	–	177,937	–	177,937
Sovereign Debt	–	106,554	–	106,554
U.S. Government Agency Obligations	–	38,460	–	38,460
Exchange Traded Funds	36,533	–	–	36,533
Mortgage-Backed Security	–	211	–	211

Total Investments in Securities	$36,533	$617,921	$-	$654,454

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$117	$–	$–	$117
Written Options	(173)	–	–	(173)
Purchased Swaptions	–	–	–	–
Written Swaptions	–	(35)	–	(35)
Futures Contracts *

Unrealized Appreciation	3,923	–	–	3,923

Unrealized Depreciation	(167)	–	–	(167)
Forwards Contracts *

Unrealized Appreciation	–	724	–	724

Unrealized Depreciation	–	(2,019)	–	(2,019)
Centrally Cleared Swaps
Credit Default Swaps *

Unrealized Appreciation	–	160	–	160

Unrealized Depreciation	–	(4)	–	(4)
Interest Rate Swaps *

Unrealized Appreciation	–	1,478	–	1,478

Unrealized Appreciation	–	(7)	–	(7)

Total Other Financial Instruments	$3,700	$297	$–	$3,997

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Multi-Asset Capital Stability Fund (Continued)

As of June 30, 2019, Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $8.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	$1,523,997	$1,523,997
Maximum potential amount of future payments	-	-	-	37,761,915	37,761,915
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	-	-	$25,923,000	-	-	$25,923,000
101-200	-	-	6,278,915	-	-	6,278,915
201-300	-	-	-	-	-	-
301-400	-	-	5,560,000	-	-	5,560,000
> than 400	-	-	-	-	-	-
Total	-	-	$37,761,915	-	-	$37,761,915

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Long/Short Alternative Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER — 61.3% (A)
Banks — 21.1%
Bank of Montreal
2.459%, 07/10/2019	$1,000	$999
Bank of Nova Scotia
2.294%, 09/23/2019	1,000	994
DNB Bank
2.545%, 07/01/2019	1,000	1,000
National Australia Bank
2.351%, 07/02/2019	1,000	1,000
Skandinav
2.456%, 07/03/2019	1,000	1,000
Svenska Handelsbanken
2.318%, 10/22/2019	670	665
Toronto Dominion
2.405%, 07/05/2019	1,055	1,054

		6,712

Industrial & Other Commercial Paper — 40.2%
Apple Inc
2.256%, 08/08/2019	755	753
Chevron Corp
2.293%, 07/09/2019	1,000	999
Colgate-Palmolive Co
2.332%, 07/09/2019	1,000	999
Export Developement
2.371%, 07/03/2019	1,000	1,000
Exxon Mobile
2.303%, 07/17/2019	1,000	999
Nestle Capital
2.376%, 07/18/2019	1,000	999
Novartis Finance
2.395%, 08/01/2019	1,000	998
Pepsico Inc
2.274%, 07/22/2019	1,000	998
Roche
2.406%, 07/02/2019	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Siemens
2.315%, 07/25/2019	$1,000	$998
Toyota
2.330%, 07/01/2019	1,100	1,100
Unilever Capital
2.363%, 09/16/2019	1,000	995
Wal-Mart
2.305%, 07/29/2019	1,000	998

		12,836

Total Commercial Paper (Cost $19,552) ($ Thousands)		19,548

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.6%
FHLB DN (A)
2.325%, 07/03/2019	1,000	1,000
2.305%, 07/10/2019	1,084	1,083
2.221%, 07/31/2019	2,131	2,127
2.000%, 07/01/2015	3,965	3,965

Total U.S. Government Agency Obligations (Cost $8,176) ($ Thousands)		8,175

	Shares
EXCHANGE TRADED FUNDS — 9.5%

iShares iBoxx $ Investment Grade Corporate Bond ETF	12,134	1,509
iShares iBoxx High Yield Corporate Bond ETF	17,269	1,506

Total Exchange Traded Funds (Cost $2,907) ($ Thousands)		3,015

Total Investments in Securities — 96.4% (Cost $30,635) ($ Thousands)		$30,738

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
MSCI EAFE Index	66	Sep-2019	$6,218	$6,347	$129
MSCI Emerging Markets	(62)	Sep-2019	(3,153)	(3,266)	(113)
NASDAQ 100 Index E-MINI	39	Sep-2019	5,850	6,001	151
S&P Mid Cap 400 Index E-MINI	19	Sep-2019	3,618	3,705	87
U.S. Dollar Index	138	Sep-2019	13,313	13,202	(111)
U.S. Long Treasury Bond	34	Sep-2019	5,202	5,290	88

			$31,048	$31,279	$231

Percentages are based on Net Assets of $31,892 ($ Thousands).
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Long/Short Alternative Fund (Continued)

DN — Discount Note

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

FHLB — Federal Home Loan Bank

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers and Automated Quotations

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of June 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$19,548	$–	$19,548
U.S. Government Agency Obligations	–	8,175	–	8,175
Exchange Traded Funds	3,015	–	–	3,015

Total Investments in Securities	$3,015	$27,723	$–	$30,738

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$455	$–	$–	$455
Unrealized Depreciation	(224)	–	–	(224)

Total Other Financial Instruments	$231	$–	$–	$231

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2019